Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/26	426,643,386	424,385,175
0.38%, 01/15/27	348,265,833	345,647,037
2.38%, 01/15/27	173,509,447	176,654,306
0.13%, 04/15/27	436,433,452	430,458,062
0.38%, 07/15/27	387,312,710	384,793,663
1.63%, 10/15/27	437,648,305	444,794,284
0.50%, 01/15/28	395,057,380	390,566,688
1.75%, 01/15/28	163,420,220	166,171,553
1.25%, 04/15/28	431,874,148	433,569,591
3.63%, 04/15/28	166,943,684	177,651,556
0.75%, 07/15/28	343,120,457	341,552,290
2.38%, 10/15/28	444,619,446	463,177,097
0.88%, 01/15/29	296,166,634	294,009,013
2.50%, 01/15/29	151,541,966	158,420,551
2.13%, 04/15/29	453,155,685	467,847,844
3.88%, 04/15/29	192,136,748	210,119,546
0.25%, 07/15/29	349,295,286	338,925,583
1.63%, 10/15/29	471,710,494	481,135,492
0.13%, 01/15/30	394,530,026	376,776,175
1.63%, 04/15/30	489,039,333	496,709,225
0.13%, 07/15/30	434,408,107	413,196,776
0.13%, 01/15/31	448,042,132	420,879,578
0.13%, 07/15/31	456,510,135	426,417,914
0.13%, 01/15/32	496,367,854	457,143,159
3.38%, 04/15/32	70,289,097	78,707,315
0.63%, 07/15/32	516,492,840	489,044,071
1.13%, 01/15/33	508,871,739	493,347,177
1.38%, 07/15/33	498,517,927	491,069,366
1.75%, 01/15/34	527,020,423	529,665,818
1.88%, 07/15/34	547,136,621	555,279,552
2.13%, 01/15/35	575,343,681	592,480,384
1.88%, 07/15/35	403,535,093	406,955,682
2.13%, 02/15/40	89,005,995	89,788,274
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	133,018,325	133,036,511
0.75%, 02/15/42	209,216,524	166,090,134
0.63%, 02/15/43	168,416,612	128,059,123
1.38%, 02/15/44	231,048,883	197,767,915
0.75%, 02/15/45	255,389,165	190,579,177
1.00%, 02/15/46	131,111,369	101,168,298
0.88%, 02/15/47	159,995,908	118,265,726
1.00%, 02/15/48	115,935,850	86,931,508
1.00%, 02/15/49	105,440,782	77,873,784
0.25%, 02/15/50	164,232,610	97,208,384
0.13%, 02/15/51	161,381,542	89,601,427
0.13%, 02/15/52	193,750,466	105,155,039
1.50%, 02/15/53	176,764,922	141,657,061
2.13%, 02/15/54	179,433,163	165,831,989
2.38%, 02/15/55	174,724,482	170,786,356
Total Treasuries (Cost $14,964,378,712)		14,417,352,229

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	67,252	67,252
Total Short-Term Investments (Cost $67,252)		67,252
Total Investments in Securities (Cost $14,964,445,964)		$14,417,419,481

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$14,417,352,229	$—	$14,417,352,229
Short-Term Investments[1]	67,252	—	—	67,252
Total	$67,252	$14,417,352,229	$—	$14,417,419,481

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
U.S. Treasury Bonds
6.50%, 11/15/26	10,188,000	10,531,248
6.63%, 02/15/27	6,823,800	7,112,879
6.38%, 08/15/27	8,678,200	9,110,585
6.13%, 11/15/27	18,569,600	19,509,686
5.50%, 08/15/28	11,070,000	11,644,256
U.S. Treasury Notes
4.63%, 10/15/26	108,308,000	109,319,157
1.13%, 10/31/26	135,650,000	131,959,366
1.63%, 10/31/26	54,773,400	53,580,581
4.13%, 10/31/26	164,774,600	165,505,143
2.00%, 11/15/26	119,725,400	117,487,563
4.63%, 11/15/26	114,345,000	115,477,283
1.25%, 11/30/26	137,769,600	133,945,955
1.63%, 11/30/26	49,716,200	48,558,745
4.25%, 11/30/26	163,491,400	164,487,676
4.38%, 12/15/26	119,411,600	120,358,497
1.25%, 12/31/26	133,157,800	129,217,682
1.75%, 12/31/26	55,034,000	53,745,215
4.25%, 12/31/26	164,760,200	165,844,657
4.00%, 01/15/27	122,267,600	122,742,820
1.50%, 01/31/27	182,094,800	176,980,496
4.13%, 01/31/27	164,780,200	165,687,778
2.25%, 02/15/27	106,493,400	104,484,169
4.13%, 02/15/27	126,872,600	127,628,384
1.13%, 02/28/27	32,668,600	31,534,132
1.88%, 02/28/27	120,751,400	117,791,575
4.13%, 02/28/27	164,782,200	165,792,778
4.25%, 03/15/27	132,423,000	133,514,455
0.63%, 03/31/27	52,852,000	50,545,919
2.50%, 03/31/27	121,684,000	119,654,349
3.88%, 03/31/27	164,784,000	165,292,514
4.50%, 04/15/27	138,506,400	140,235,025
0.50%, 04/30/27	74,656,000	71,090,884
2.75%, 04/30/27	115,210,400	113,635,258
3.75%, 04/30/27	164,774,000	165,025,023
2.38%, 05/15/27	128,694,200	126,130,371
4.50%, 05/15/27	137,326,000	139,136,450
0.50%, 05/31/27	74,652,200	70,899,177
2.63%, 05/31/27	114,219,000	112,340,633
3.88%, 05/31/27	164,776,000	165,358,509
4.63%, 06/15/27	138,520,000	140,741,190
0.50%, 06/30/27	87,063,000	82,485,391
3.25%, 06/30/27	112,251,400	111,534,482
3.75%, 06/30/27	164,783,000	165,091,968
4.38%, 07/15/27	137,552,000	139,300,952
0.38%, 07/31/27	103,409,400	97,509,813
2.75%, 07/31/27	109,334,800	107,637,121
3.88%, 07/31/27	164,787,000	165,475,759
2.25%, 08/15/27	103,886,600	101,325,957
3.75%, 08/15/27	138,039,200	138,341,161
0.50%, 08/31/27	88,743,200	83,664,732
3.13%, 08/31/27	107,040,600	106,064,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 08/31/27	164,792,000	164,795,218
3.38%, 09/15/27	138,519,600	137,902,756
0.38%, 09/30/27	113,882,200	106,849,085
3.50%, 09/30/27	164,791,000	164,449,832
4.13%, 09/30/27	105,084,400	106,106,510
3.88%, 10/15/27	138,520,000	139,228,833
0.50%, 10/31/27	110,610,200	103,770,514
4.13%, 10/31/27	102,696,200	103,751,243
2.25%, 11/15/27	105,484,800	102,571,606
4.13%, 11/15/27	138,397,200	139,835,234
0.63%, 11/30/27	118,683,400	111,390,862
3.88%, 11/30/27	100,859,400	101,407,035
4.00%, 12/15/27	138,519,200	139,677,135
0.63%, 12/31/27	131,453,800	123,068,486
3.88%, 12/31/27	102,696,200	103,273,866
4.25%, 01/15/28	138,518,000	140,422,622
0.75%, 01/31/28	145,840,600	136,588,837
3.50%, 01/31/28	102,672,200	102,411,509
2.75%, 02/15/28	142,818,600	140,018,017
4.25%, 02/15/28	138,514,200	140,494,521
1.13%, 02/29/28	148,065,800	139,644,558
4.00%, 02/29/28	102,694,200	103,612,831
3.88%, 03/15/28	138,515,000	139,402,362
1.25%, 03/31/28	134,273,000	126,751,615
3.63%, 03/31/28	102,696,000	102,740,127
3.75%, 04/15/28	138,516,000	138,954,273
1.25%, 04/30/28	147,057,000	138,555,267
3.50%, 04/30/28	102,664,000	102,387,289
2.88%, 05/15/28	149,042,000	146,282,395
3.75%, 05/15/28	138,519,000	138,978,926
1.25%, 05/31/28	147,776,000	138,944,076
3.63%, 05/31/28	98,606,000	98,632,963
3.88%, 06/15/28	138,520,000	139,439,860
1.25%, 06/30/28	135,799,000	127,438,874
4.00%, 06/30/28	102,696,000	103,718,949
3.88%, 07/15/28	138,521,000	139,435,455
1.00%, 07/31/28	145,514,000	135,310,967
4.13%, 07/31/28	102,696,000	104,071,966
2.88%, 08/15/28	151,093,000	148,071,140
3.63%, 08/15/28	138,518,000	138,534,233
1.13%, 08/31/28	143,247,000	133,421,151
4.38%, 08/31/28	109,559,000	111,805,815
3.38%, 09/15/28	138,520,000	137,583,908
1.25%, 09/30/28	145,348,000	135,599,465
4.63%, 09/30/28	117,025,000	120,325,471
Total Treasuries (Cost $11,216,126,644)		11,289,727,329

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	26,089,450	26,089,450
Total Short-Term Investments (Cost $26,089,450)		26,089,450
Total Investments in Securities (Cost $11,242,216,094)		$11,315,816,779

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,289,727,329	$—	$11,289,727,329
Short-Term Investments[1]	26,089,450	—	—	26,089,450
Total	$26,089,450	$11,289,727,329	$—	$11,315,816,779

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
5.25%, 11/15/28	14,487,600	15,170,102
5.25%, 02/15/29	7,621,800	8,022,838
6.13%, 08/15/29	6,480,800	7,048,883
6.25%, 05/15/30	12,160,400	13,453,868
5.38%, 02/15/31	14,925,800	16,074,387
U.S. Treasury Notes
3.13%, 11/15/28	112,528,800	110,832,077
1.50%, 11/30/28	109,749,400	102,778,599
4.38%, 11/30/28	274,581,800	280,577,552
1.38%, 12/31/28	104,584,000	97,385,680
3.75%, 12/31/28	113,221,600	113,601,954
1.75%, 01/31/29	98,132,200	92,340,100
4.00%, 01/31/29	116,239,200	117,519,648
2.63%, 02/15/29	110,108,800	106,568,974
1.88%, 02/28/29	89,610,600	84,538,500
4.25%, 02/28/29	121,088,800	123,411,246
2.38%, 03/31/29	86,280,000	82,677,136
4.13%, 03/31/29	126,350,400	128,290,076
2.88%, 04/30/29	79,267,400	77,180,438
4.63%, 04/30/29	128,939,200	133,074,320
2.38%, 05/15/29	90,805,600	86,871,873
2.75%, 05/31/29	75,395,800	73,039,681
4.50%, 05/31/29	129,070,000	132,715,219
3.25%, 06/30/29	73,374,600	72,291,178
4.25%, 06/30/29	129,361,000	131,958,327
2.63%, 07/31/29	67,836,000	65,302,749
4.00%, 07/31/29	130,308,200	131,774,167
1.63%, 08/15/29	83,088,800	77,103,810
3.13%, 08/31/29	66,957,000	65,594,321
3.63%, 08/31/29	129,637,000	129,343,292
3.50%, 09/30/29	129,625,000	128,733,828
3.88%, 09/30/29	65,944,800	66,408,474
4.00%, 10/31/29	63,669,400	64,398,116
4.13%, 10/31/29	129,506,200	131,590,440
1.75%, 11/15/29	62,731,400	58,202,977
3.88%, 11/30/29	63,125,400	63,544,592
4.13%, 11/30/29	129,603,000	131,698,924
3.88%, 12/31/29	63,322,600	63,740,628
4.38%, 12/31/29	129,519,000	132,898,636
3.50%, 01/31/30	63,094,600	62,572,098
4.25%, 01/31/30	129,460,000	132,221,140
1.50%, 02/15/30	106,376,400	97,026,912
4.00%, 02/28/30	193,856,400	196,143,301
3.63%, 03/31/30	64,464,600	64,210,267
4.00%, 03/31/30	127,851,000	129,329,277
3.50%, 04/30/30	63,562,600	62,964,218
3.88%, 04/30/30	129,698,000	130,539,011
0.63%, 05/15/30	147,240,200	128,018,453
3.75%, 05/31/30	63,971,600	64,024,077
4.00%, 05/31/30	128,758,000	130,281,972
3.75%, 06/30/30	63,356,400	63,395,998
3.88%, 06/30/30	130,215,000	131,023,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 07/31/30	130,100,000	130,897,879
4.00%, 07/31/30	63,329,400	64,054,225
0.63%, 08/15/30	194,114,400	167,393,340
3.63%, 08/31/30	113,356,000	112,793,648
4.13%, 08/31/30	66,332,800	67,454,757
3.63%, 09/30/30	124,000,000	123,375,157
4.63%, 09/30/30	68,034,000	70,726,126
4.88%, 10/31/30	69,095,000	72,644,216
0.88%, 11/15/30	202,528,400	175,653,831
4.38%, 11/30/30	71,793,200	73,837,623
3.75%, 12/31/30	73,328,600	73,268,448
4.00%, 01/31/31	74,531,800	75,326,612
1.13%, 02/15/31	194,588,600	170,097,801
4.25%, 02/28/31	74,916,800	76,617,060
4.13%, 03/31/31	79,405,200	80,701,738
4.63%, 04/30/31	81,053,400	84,393,687
1.63%, 05/15/31	190,933,400	170,057,517
4.63%, 05/31/31	81,063,400	84,397,765
4.25%, 06/30/31	81,625,400	83,423,710
4.13%, 07/31/31	80,687,400	81,932,382
1.25%, 08/15/31	209,958,400	181,646,822
3.75%, 08/31/31	81,071,400	80,710,379
3.63%, 09/30/31	81,356,400	80,415,717
4.13%, 10/31/31	81,029,400	82,232,180
1.38%, 11/15/31	205,413,800	177,843,416
4.13%, 11/30/31	80,979,400	82,149,806
4.50%, 12/31/31	81,373,400	84,211,933
4.38%, 01/31/32	81,426,400	83,691,072
1.88%, 02/15/32	193,308,400	171,553,654
4.13%, 02/29/32	81,283,400	82,394,697
4.13%, 03/31/32	81,474,000	82,571,989
4.00%, 04/30/32	81,377,000	81,866,534
2.88%, 05/15/32	187,172,000	176,000,171
4.13%, 05/31/32	80,587,000	81,625,817
4.00%, 06/30/32	81,674,000	82,114,274
4.00%, 07/31/32	84,084,000	84,497,851
2.75%, 08/15/32	181,681,200	168,935,128
3.88%, 08/31/32	75,276,000	75,070,168
3.88%, 09/30/32	74,000,000	73,762,969
4.13%, 11/15/32	183,251,200	185,398,675
3.50%, 02/15/33	182,838,200	177,538,750
3.38%, 05/15/33	182,879,200	175,692,620
3.88%, 08/15/33	199,067,000	197,465,134
4.50%, 11/15/33	210,773,400	217,969,337
4.00%, 02/15/34	221,746,800	221,227,081
4.38%, 05/15/34	221,444,800	226,617,613
3.88%, 08/15/34	221,663,800	218,321,527
4.25%, 11/15/34	221,881,800	224,464,644
4.63%, 02/15/35	222,128,000	230,891,645
4.25%, 05/15/35	224,457,000	226,578,821
4.25%, 08/15/35	143,416,000	144,592,460
Total Treasuries (Cost $11,327,571,666)		11,408,608,498

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	19,295,153	19,295,153
Total Short-Term Investments (Cost $19,295,153)		19,295,153
Total Investments in Securities (Cost $11,346,866,819)		11,427,903,651

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,408,608,498	$—	$11,408,608,498
Short-Term Investments[1]	19,295,153	—	—	19,295,153
Total	$19,295,153	$11,408,608,498	$—	$11,427,903,651

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,395,800	2,476,097
4.75%, 02/15/37	1,426,400	1,498,500
5.00%, 05/15/37	1,840,100	1,973,938
4.38%, 02/15/38	1,934,800	1,952,334
4.50%, 05/15/38	2,188,100	2,236,136
3.50%, 02/15/39	2,242,800	2,053,038
4.25%, 05/15/39	3,328,600	3,279,191
4.50%, 08/15/39	3,554,400	3,582,724
4.38%, 11/15/39	3,826,100	3,797,105
4.63%, 02/15/40	3,853,800	3,923,349
1.13%, 05/15/40	11,436,000	7,289,557
4.38%, 05/15/40	3,731,700	3,694,383
1.13%, 08/15/40	13,982,800	8,818,996
3.88%, 08/15/40	3,709,000	3,459,222
1.38%, 11/15/40	15,608,900	10,186,027
4.25%, 11/15/40	3,681,800	3,580,263
1.88%, 02/15/41	18,040,300	12,685,995
4.75%, 02/15/41	3,904,800	4,008,216
2.25%, 05/15/41	14,017,600	10,389,451
4.38%, 05/15/41	3,603,700	3,541,480
1.75%, 08/15/41	20,043,700	13,606,227
3.75%, 08/15/41	3,646,500	3,314,612
2.00%, 11/15/41	17,878,400	12,560,973
3.13%, 11/15/41	3,829,400	3,191,266
2.38%, 02/15/42	14,300,800	10,599,351
3.13%, 02/15/42	4,049,900	3,361,733
3.00%, 05/15/42	3,769,000	3,059,662
3.25%, 05/15/42	12,146,800	10,209,955
2.75%, 08/15/42	4,347,200	3,385,042
3.38%, 08/15/42	11,077,000	9,439,681
2.75%, 11/15/42	6,370,100	4,935,335
4.00%, 11/15/42	11,142,200	10,304,794
3.13%, 02/15/43	5,474,600	4,470,353
3.88%, 02/15/43	11,146,000	10,118,478
2.88%, 05/15/43	8,604,200	6,743,542
3.88%, 05/15/43	11,103,900	10,060,307
3.63%, 08/15/43	6,191,800	5,404,764
4.38%, 08/15/43	12,005,200	11,590,645
3.75%, 11/15/43	6,328,900	5,606,021
4.75%, 11/15/43	12,005,800	12,136,176
3.63%, 02/15/44	6,690,600	5,808,800
4.50%, 02/15/44	11,999,400	11,737,851
3.38%, 05/15/44	6,246,600	5,214,447
4.63%, 05/15/44	12,006,400	11,921,042
3.13%, 08/15/44	8,042,200	6,442,556
4.13%, 08/15/44	12,005,900	11,147,666
3.00%, 11/15/44	6,886,700	5,390,995
4.63%, 11/15/44	12,003,000	11,896,098
2.50%, 02/15/45	9,347,000	6,698,440
4.75%, 02/15/45	12,001,700	12,080,461
3.00%, 05/15/45	4,267,200	3,322,415
5.00%, 05/15/45	12,006,800	12,473,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 08/15/45	5,645,400	4,291,386
4.88%, 08/15/45	8,322,400	8,509,004
3.00%, 11/15/45	3,594,100	2,782,058
2.50%, 02/15/46	7,082,700	4,999,390
2.50%, 05/15/46	6,893,000	4,847,179
2.25%, 08/15/46	9,458,200	6,310,393
2.88%, 11/15/46	3,436,200	2,573,123
3.00%, 02/15/47	7,213,600	5,508,823
3.00%, 05/15/47	6,089,200	4,637,306
2.75%, 08/15/47	9,261,800	6,715,529
2.75%, 11/15/47	9,333,400	6,747,756
3.00%, 02/15/48	10,640,300	8,035,920
3.13%, 05/15/48	11,312,800	8,725,881
3.00%, 08/15/48	12,515,500	9,412,047
3.38%, 11/15/48	12,757,400	10,249,774
3.00%, 02/15/49	13,518,700	10,125,295
2.88%, 05/15/49	13,120,400	9,573,792
2.25%, 08/15/49	12,441,100	7,943,837
2.38%, 11/15/49	11,561,000	7,566,133
2.00%, 02/15/50	14,561,000	8,710,436
1.25%, 05/15/50	17,109,800	8,398,506
1.38%, 08/15/50	19,247,700	9,682,495
1.63%, 11/15/50	18,948,000	10,171,227
1.88%, 02/15/51	21,146,000	12,081,305
2.38%, 05/15/51	21,242,700	13,670,009
2.00%, 08/15/51	21,135,200	12,385,558
1.88%, 11/15/51	19,724,600	11,162,891
2.25%, 02/15/52	18,007,300	11,171,560
2.88%, 05/15/52	16,997,300	12,130,495
3.00%, 08/15/52	16,200,400	11,851,605
4.00%, 11/15/52	16,292,100	14,419,781
3.63%, 02/15/53	16,188,300	13,385,701
3.63%, 05/15/53	16,261,600	13,433,606
4.13%, 08/15/53	18,002,700	16,275,566
4.75%, 11/15/53	18,869,800	18,905,181
4.25%, 02/15/54	19,725,400	18,212,092
4.63%, 05/15/54	19,726,200	19,384,074
4.25%, 08/15/54	19,729,700	18,219,145
4.50%, 11/15/54	19,727,100	18,999,663
4.63%, 02/15/55	19,726,000	19,394,665
4.75%, 05/15/55	19,723,800	19,790,060
4.75%, 08/15/55	13,489,200	13,538,731
Total Treasuries (Cost $845,106,454)		807,587,670

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	15,658	15,658
Total Short-Term Investments (Cost $15,658)		15,658
Total Investments in Securities (Cost $845,122,112)		807,603,328

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$807,587,670	$—	$807,587,670
Short-Term Investments[1]	15,658	—	—	15,658
Total	$15,658	$807,587,670	$—	$807,603,328

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.6% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.3%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	260,000	261,643
7.10%, 11/15/27 (a)	105,000	110,495
2.20%, 11/02/28 (a)	355,000	331,755
6.99%, 06/13/29 (a)(b)	400,000	422,488
6.85%, 01/03/30 (a)(b)	270,000	285,927
8.00%, 11/01/31	840,000	958,134
5.55%, 07/31/33 (a)(b)	290,000	291,140
6.18%, 07/26/35 (a)(b)	300,000	309,597
American Express Co.
1.65%, 11/04/26 (a)	250,000	243,820
2.55%, 03/04/27 (a)	630,000	617,797
3.30%, 05/03/27 (a)	410,000	406,072
5.85%, 11/05/27 (a)	500,000	518,190
5.10%, 02/16/28 (a)(b)	510,000	516,972
5.04%, 07/26/28 (a)(b)	250,000	254,390
4.73%, 04/25/29 (a)(b)	400,000	406,324
4.05%, 05/03/29 (a)	315,000	315,898
4.35%, 07/20/29 (a)(b)	440,000	442,622
5.28%, 07/27/29 (a)(b)	435,000	448,816
5.53%, 04/25/30 (a)(b)	355,000	371,113
5.09%, 01/30/31 (a)(b)	400,000	412,468
5.02%, 04/25/31 (a)(b)	435,000	447,632
6.49%, 10/30/31 (a)(b)	300,000	328,902
4.99%, 05/26/33 (a)(b)	215,000	219,102
4.92%, 07/20/33 (a)(b)	510,000	518,961
4.42%, 08/03/33 (a)(b)	400,000	396,620
5.04%, 05/01/34 (a)(b)	375,000	385,057
5.63%, 07/28/34 (a)(b)	150,000	157,229
5.92%, 04/25/35 (a)(b)	205,000	218,483
5.28%, 07/26/35 (a)(b)	550,000	567,990
5.44%, 01/30/36 (a)(b)	350,000	364,105
5.67%, 04/25/36 (a)(b)	400,000	423,900
4.05%, 12/03/42	280,000	243,057
American Express Credit Corp.
3.30%, 05/03/27 (a)	225,000	222,838
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	205,000	212,530
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	250,000	251,443
4.75%, 01/18/27	250,000	252,740
4.90%, 07/16/27	250,000	254,280
3.92%, 09/30/27	315,000	315,173
4.36%, 06/18/28	250,000	252,678
4.62%, 12/16/29	250,000	255,320
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,924
5.38%, 03/13/29	400,000	413,716
7.88%, 11/15/34 (a)(b)	200,000	232,560
6.03%, 03/13/35 (a)(b)	200,000	213,120
Banco Santander SA
4.25%, 04/11/27	600,000	601,044
5.29%, 08/18/27	600,000	611,784
6.53%, 11/07/27 (a)(b)	200,000	204,954
3.80%, 02/23/28	400,000	396,348
4.18%, 03/24/28 (a)(b)	200,000	199,776
4.38%, 04/12/28	600,000	602,184
5.37%, 07/15/28 (a)(b)	400,000	408,240
5.59%, 08/08/28	600,000	623,550
6.61%, 11/07/28	400,000	428,216
3.31%, 06/27/29	600,000	580,896
5.54%, 03/14/30 (a)(b)	400,000	414,572
3.49%, 05/28/30	600,000	577,608
2.75%, 12/03/30	400,000	363,208
2.96%, 03/25/31	200,000	185,384
5.44%, 07/15/31	400,000	420,116
3.23%, 11/22/32 (a)(b)	400,000	364,756
6.92%, 08/08/33	200,000	222,704
6.94%, 11/07/33	600,000	688,062
6.35%, 03/14/34	400,000	429,356
6.03%, 01/17/35	200,000	215,042
Bank of America Corp.
4.25%, 10/22/26	625,000	625,987
3.25%, 10/21/27 (a)	835,000	824,203
4.18%, 11/25/27 (a)	650,000	650,539
3.82%, 01/20/28 (a)(b)	675,000	672,077
2.55%, 02/04/28 (a)(b)	635,000	622,103
3.71%, 04/24/28 (a)(b)	700,000	695,464
4.38%, 04/27/28 (a)(b)	760,000	762,987
3.59%, 07/21/28 (a)(b)	675,000	669,067
4.95%, 07/22/28 (a)(b)	900,000	913,032
6.20%, 11/10/28 (a)(b)	650,000	677,722
3.42%, 12/20/28 (a)(b)	1,750,000	1,722,717
4.98%, 01/24/29 (a)(b)	750,000	764,137
3.97%, 03/05/29 (a)(b)	810,000	806,363
5.20%, 04/25/29 (a)(b)	1,035,000	1,061,041
4.62%, 05/09/29 (a)(b)	500,000	506,270
2.09%, 06/14/29 (a)(b)	900,000	852,588
4.27%, 07/23/29 (a)(b)	850,000	852,941
5.82%, 09/15/29 (a)(b)	870,000	909,916
3.97%, 02/07/30 (a)(b)	900,000	893,637
3.19%, 07/23/30 (a)(b)	715,000	689,074
2.88%, 10/22/30 (a)(b)	570,000	541,061
5.16%, 01/24/31 (a)(b)	795,000	820,877
2.50%, 02/13/31 (a)(b)	1,040,000	963,050
2.59%, 04/29/31 (a)(b)	800,000	741,696
1.90%, 07/23/31 (a)(b)	845,000	755,050

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.92%, 10/24/31 (a)(b)	845,000	750,647
2.65%, 03/11/32 (a)(b)	625,000	569,894
2.69%, 04/22/32 (a)(b)	1,250,000	1,139,025
2.30%, 07/21/32 (a)(b)	1,125,000	998,066
2.57%, 10/20/32 (a)(b)	900,000	807,318
2.97%, 02/04/33 (a)(b)	1,150,000	1,047,546
4.57%, 04/27/33 (a)(b)	1,145,000	1,143,214
5.02%, 07/22/33 (a)(b)	1,300,000	1,330,004
5.29%, 04/25/34 (a)(b)	1,385,000	1,433,807
5.87%, 09/15/34 (a)(b)	1,085,000	1,162,816
5.47%, 01/23/35 (a)(b)	1,500,000	1,567,845
5.43%, 08/15/35 (a)(b)	610,000	622,779
5.52%, 10/25/35 (a)(b)	1,025,000	1,051,568
5.51%, 01/24/36 (a)(b)	1,000,000	1,045,720
5.74%, 02/12/36 (a)(b)	635,000	661,575
5.46%, 05/09/36 (a)(b)	575,000	600,541
2.48%, 09/21/36 (a)(b)	500,000	434,515
6.11%, 01/29/37	645,000	695,420
3.85%, 03/08/37 (a)(b)	600,000	561,204
4.24%, 04/24/38 (a)(b)	600,000	560,220
7.75%, 05/14/38	450,000	549,328
4.08%, 04/23/40 (a)(b)	465,000	414,627
2.68%, 06/19/41 (a)(b)	1,470,000	1,084,654
5.88%, 02/07/42	485,000	520,167
3.31%, 04/22/42 (a)(b)	1,000,000	794,130
5.00%, 01/21/44	650,000	634,920
4.88%, 04/01/44	150,000	144,020
4.75%, 04/21/45	200,000	181,866
4.44%, 01/20/48 (a)(b)	615,000	540,099
3.95%, 01/23/49 (a)(b)	365,000	295,241
4.33%, 03/15/50 (a)(b)	745,000	635,798
4.08%, 03/20/51 (a)(b)	1,610,000	1,312,552
2.83%, 10/24/51 (a)(b)	390,000	251,967
3.48%, 03/13/52 (a)(b)	350,000	257,649
2.97%, 07/21/52 (a)(b)	650,000	433,218
Bank of America NA
6.00%, 10/15/36	415,000	451,167
Bank of Montreal
5.27%, 12/11/26	345,000	349,909
2.65%, 03/08/27	440,000	432,001
5.37%, 06/04/27	160,000	163,638
4.70%, 09/14/27 (a)	330,000	334,217
5.20%, 02/01/28 (a)	350,000	358,684
4.06%, 09/22/28 (a)(b)	220,000	219,776
5.72%, 09/25/28 (a)	240,000	250,846
5.00%, 01/27/29 (a)(b)	250,000	254,878
4.64%, 09/10/30 (a)(b)	50,000	50,697
5.51%, 06/04/31 (a)	250,000	263,550
4.35%, 09/22/31 (a)(b)	290,000	288,770
3.80%, 12/15/32 (a)(b)	404,000	397,071
3.09%, 01/10/37 (a)(b)	400,000	356,528
Bank of New York Mellon Corp.
1.05%, 10/15/26 (a)	200,000	194,244
2.05%, 01/26/27 (a)	250,000	244,173
3.25%, 05/16/27 (a)	355,000	351,858
3.40%, 01/29/28 (a)	360,000	356,162
3.44%, 02/07/28 (a)(b)	400,000	397,360
3.85%, 04/28/28	375,000	375,881
4.44%, 06/09/28 (a)(b)	220,000	221,540
3.99%, 06/13/28 (a)(b)	280,000	279,955
1.65%, 07/14/28 (a)	245,000	231,091
5.80%, 10/25/28 (a)(b)	400,000	414,276
3.00%, 10/30/28 (a)	290,000	281,402
3.85%, 04/26/29 (a)	255,000	254,301
3.30%, 08/23/29 (a)	295,000	285,699
6.32%, 10/25/29 (a)(b)	330,000	351,387
4.98%, 03/14/30 (a)(b)	330,000	339,260
4.60%, 07/26/30 (a)(b)	160,000	162,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	340,000	298,799
1.80%, 07/28/31 (a)	300,000	264,285
2.50%, 01/26/32 (a)	120,000	108,094
4.29%, 06/13/33 (a)(b)	385,000	379,341
5.83%, 10/25/33 (a)(b)	500,000	538,820
4.71%, 02/01/34 (a)(b)	125,000	125,641
4.97%, 04/26/34 (a)(b)	375,000	382,391
6.47%, 10/25/34 (a)(b)	305,000	340,167
5.19%, 03/14/35 (a)(b)	400,000	412,404
5.23%, 11/20/35 (a)(b)	50,000	51,652
5.32%, 06/06/36 (a)(b)	245,000	253,649
5.61%, 07/21/39 (a)(b)	90,000	94,316
Bank of Nova Scotia
5.35%, 12/07/26	340,000	345,063
1.95%, 02/02/27	305,000	297,451
2.95%, 03/11/27	460,000	453,316
5.25%, 06/12/28	215,000	221,927
4.40%, 09/08/28 (a)(b)	300,000	301,659
4.04%, 09/15/28 (a)(b)	240,000	239,659
4.93%, 02/14/29 (a)(b)	200,000	203,392
5.45%, 08/01/29	250,000	260,960
4.85%, 02/01/30	315,000	322,544
5.13%, 02/14/31 (a)(b)	200,000	205,636
2.15%, 08/01/31	425,000	377,081
4.34%, 09/15/31 (a)(b)	250,000	248,293
2.45%, 02/02/32	325,000	288,896
4.74%, 11/10/32 (a)(b)	50,000	50,589
5.65%, 02/01/34	270,000	287,591
4.59%, 05/04/37 (a)(b)	375,000	363,146
Bank OZK
2.75%, 10/01/31 (a)(b)(c)	115,000	106,818
BankUnited, Inc.
5.13%, 06/11/30 (a)	205,000	205,176
Barclays PLC
2.28%, 11/24/27 (a)(b)	480,000	469,378
4.34%, 01/10/28 (a)	425,000	425,136
5.67%, 03/12/28 (a)(b)	300,000	305,877
4.84%, 05/09/28 (a)	600,000	603,486
5.50%, 08/09/28 (a)(b)	600,000	613,032
4.84%, 09/10/28 (a)(b)	265,000	267,804
7.39%, 11/02/28 (a)(b)	430,000	456,363
4.97%, 05/16/29 (a)(b)	600,000	609,174
6.49%, 09/13/29 (a)(b)	330,000	349,569
4.48%, 11/11/29 (a)(b)	440,000	440,876
5.69%, 03/12/30 (a)(b)	600,000	623,712
5.09%, 06/20/30 (a)(b)	545,000	552,298
4.94%, 09/10/30 (a)(b)	415,000	421,341
5.37%, 02/25/31 (a)(b)	550,000	567,336
2.65%, 06/24/31 (a)(b)	250,000	230,165
2.67%, 03/10/32 (a)(b)	300,000	271,596
2.89%, 11/24/32 (a)(b)	435,000	392,313
5.75%, 08/09/33 (a)(b)	375,000	394,429
7.44%, 11/02/33 (a)(b)	525,000	602,931
6.22%, 05/09/34 (a)(b)	560,000	602,840
7.12%, 06/27/34 (a)(b)	310,000	346,964
6.69%, 09/13/34 (a)(b)	495,000	547,876
5.34%, 09/10/35 (a)(b)	575,000	583,792
3.56%, 09/23/35 (a)(b)	300,000	280,884
5.79%, 02/25/36 (a)(b)	600,000	626,292
3.81%, 03/10/42 (a)(b)	200,000	161,454
3.33%, 11/24/42 (a)(b)	240,000	185,407
5.25%, 08/17/45	455,000	438,697
5.86%, 08/11/46 (a)(b)	370,000	380,652
4.95%, 01/10/47	475,000	437,062
6.04%, 03/12/55 (a)(b)	300,000	317,652
BPCE SA
3.38%, 12/02/26	275,000	272,872

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	300,000	305,628
3.45%, 04/07/27 (a)	465,000	461,568
5.24%, 06/28/27	330,000	336,696
4.86%, 01/13/28 (a)(b)	250,000	252,128
5.00%, 04/28/28 (a)	400,000	409,380
4.24%, 09/08/28 (a)(b)	250,000	250,480
5.99%, 10/03/28 (a)	250,000	263,208
4.86%, 03/30/29 (a)(b)	310,000	314,864
5.26%, 04/08/29 (a)	385,000	398,683
4.63%, 09/11/30 (a)(b)	250,000	253,000
5.25%, 01/13/31 (a)(b)	250,000	258,173
4.58%, 09/08/31 (a)(b)	300,000	301,173
3.60%, 04/07/32 (a)	300,000	285,057
6.09%, 10/03/33 (a)	365,000	397,332
Capital One Financial Corp.
4.10%, 02/09/27 (a)	300,000	299,643
3.75%, 03/09/27 (a)	370,000	367,939
3.65%, 05/11/27 (a)	300,000	297,810
1.88%, 11/02/27 (a)(b)	495,000	482,432
3.80%, 01/31/28 (a)	545,000	540,820
4.93%, 05/10/28 (a)(b)	525,000	530,659
5.47%, 02/01/29 (a)(b)	250,000	256,398
6.31%, 06/08/29 (a)(b)	500,000	524,595
5.70%, 02/01/30 (a)(b)	250,000	259,648
3.27%, 03/01/30 (a)(b)	450,000	434,065
5.25%, 07/26/30 (a)(b)	125,000	128,461
5.46%, 07/26/30 (a)(b)	270,000	279,580
4.49%, 09/11/31 (a)(b)	370,000	367,096
7.62%, 10/30/31 (a)(b)	500,000	565,700
2.36%, 07/29/32 (a)(b)	395,000	341,154
2.62%, 11/02/32 (a)(b)	230,000	204,590
6.70%, 11/29/32 (a)	275,000	303,696
5.27%, 05/10/33 (a)(b)	320,000	327,418
5.82%, 02/01/34 (a)(b)	310,000	325,277
6.38%, 06/08/34 (a)(b)	500,000	540,780
7.96%, 11/02/34 (a)(b)	280,000	330,999
6.05%, 02/01/35 (a)(b)	295,000	313,019
5.88%, 07/26/35 (a)(b)	275,000	288,621
6.18%, 01/30/36 (a)(b)	500,000	519,310
5.20%, 09/11/36 (a)(b)	440,000	435,424
Capital One NA
4.65%, 09/13/28 (a)	395,000	399,712
2.70%, 02/06/30 (a)	285,000	267,105
Citibank NA
5.49%, 12/04/26 (a)	275,000	279,397
4.58%, 05/29/27 (a)	720,000	726,710
4.88%, 11/19/27 (a)(b)	705,000	710,548
5.80%, 09/29/28 (a)	715,000	750,164
4.84%, 08/06/29 (a)	410,000	420,098
4.91%, 05/29/30 (a)	760,000	780,900
5.57%, 04/30/34 (a)	575,000	609,741
Citigroup, Inc.
3.20%, 10/21/26 (a)	860,000	852,767
4.30%, 11/20/26	350,000	350,763
4.45%, 09/29/27	1,050,000	1,054,525
3.89%, 01/10/28 (a)(b)	860,000	856,827
6.63%, 01/15/28	60,000	63,531
3.07%, 02/24/28 (a)(b)	845,000	832,190
4.64%, 05/07/28 (a)(b)	750,000	755,152
4.66%, 05/24/28 (a)(b)	335,000	337,569
3.67%, 07/24/28 (a)(b)	700,000	693,931
4.13%, 07/25/28	620,000	619,492
3.52%, 10/27/28 (a)(b)	710,000	700,671
4.79%, 03/04/29 (a)(b)	715,000	724,431
4.08%, 04/23/29 (a)(b)	615,000	613,499
5.17%, 02/13/30 (a)(b)	940,000	964,835
3.98%, 03/20/30 (a)(b)	770,000	760,845
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 09/19/30 (a)(b)	750,000	753,757
2.98%, 11/05/30 (a)(b)	610,000	577,737
2.67%, 01/29/31 (a)(b)	770,000	716,323
4.41%, 03/31/31 (a)(b)	1,200,000	1,198,368
4.95%, 05/07/31 (a)(b)	550,000	560,422
2.57%, 06/03/31 (a)(b)	1,095,000	1,007,860
4.50%, 09/11/31 (a)(b)	890,000	890,543
2.56%, 05/01/32 (a)(b)	995,000	897,341
6.63%, 06/15/32	260,000	288,493
2.52%, 11/03/32 (a)(b)	575,000	510,795
3.06%, 01/25/33 (a)(b)	865,000	788,361
5.88%, 02/22/33	200,000	213,476
3.79%, 03/17/33 (a)(b)	815,000	774,437
4.91%, 05/24/33 (a)(b)	700,000	707,777
6.00%, 10/31/33	225,000	242,035
6.27%, 11/17/33 (a)(b)	755,000	824,528
6.17%, 05/25/34 (a)(b)	995,000	1,059,237
5.59%, 11/19/34 (a)(b)	420,000	430,366
5.83%, 02/13/35 (a)(b)	680,000	706,228
5.45%, 06/11/35 (a)(b)	625,000	648,275
6.02%, 01/24/36 (a)(b)	940,000	986,041
5.33%, 03/27/36 (a)(b)	650,000	665,112
6.13%, 08/25/36	225,000	240,453
5.17%, 09/11/36 (a)(b)	900,000	909,549
3.88%, 01/24/39 (a)(b)	310,000	273,060
8.13%, 07/15/39	605,000	776,203
5.41%, 09/19/39 (a)(b)	300,000	301,563
5.32%, 03/26/41 (a)(b)	455,000	453,881
5.88%, 01/30/42	210,000	222,797
2.90%, 11/03/42 (a)(b)	460,000	337,511
6.68%, 09/13/43	300,000	339,210
5.30%, 05/06/44	210,000	205,922
4.65%, 07/30/45	285,000	257,791
4.75%, 05/18/46	500,000	444,670
4.28%, 04/24/48 (a)(b)	280,000	238,050
4.65%, 07/23/48 (a)	750,000	669,787
5.61%, 03/04/56 (a)(b)	590,000	596,201
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	350,000	364,921
2.50%, 02/06/30 (a)	305,000	280,054
3.25%, 04/30/30 (a)	425,000	402,177
5.72%, 07/23/32 (a)(b)	350,000	365,873
2.64%, 09/30/32 (a)	145,000	123,995
6.65%, 04/25/35 (a)(b)	240,000	264,259
5.64%, 05/21/37 (a)(b)	220,000	222,774
Comerica Bank
5.33%, 08/25/33 (a)(b)	250,000	249,940
Comerica, Inc.
4.00%, 02/01/29 (a)	215,000	212,422
5.98%, 01/30/30 (a)(b)	250,000	260,163
Commonwealth Bank of Australia
4.58%, 11/27/26	300,000	302,205
4.42%, 03/14/28	250,000	252,948
4.15%, 10/01/30	250,000	250,103
Cooperatieve Rabobank UA
5.50%, 10/05/26	370,000	375,750
5.04%, 03/05/27	250,000	253,995
4.80%, 01/09/29	325,000	332,426
5.25%, 05/24/41	440,000	443,784
5.75%, 12/01/43	485,000	495,694
5.25%, 08/04/45	250,000	239,253
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	201,264
Deutsche Bank AG
2.31%, 11/16/27 (a)(b)	510,000	499,009
2.55%, 01/07/28 (a)(b)	450,000	440,235
5.71%, 02/08/28 (a)(b)	265,000	269,823

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 01/10/29 (a)(b)	375,000	383,115
6.72%, 01/18/29 (a)(b)	425,000	446,420
5.41%, 05/10/29	400,000	416,576
6.82%, 11/20/29 (a)(b)	325,000	347,731
5.00%, 09/11/30 (a)(b)	450,000	456,727
5.30%, 05/09/31 (a)(b)	400,000	409,804
5.88%, 07/08/31 (a)(b)	265,000	274,474
4.95%, 08/04/31 (a)(b)	500,000	504,755
3.55%, 09/18/31 (a)(b)	510,000	483,628
3.73%, 01/14/32 (a)(b)	450,000	422,127
3.04%, 05/28/32 (a)(b)	350,000	319,946
4.88%, 12/01/32 (a)(b)	345,000	344,876
3.74%, 01/07/33 (a)(b)	385,000	355,151
7.08%, 02/10/34 (a)(b)	385,000	423,615
5.40%, 09/11/35 (a)(b)	380,000	387,657
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	292,998
1.71%, 11/01/27 (a)(b)	290,000	281,973
3.95%, 03/14/28 (a)	115,000	114,515
4.06%, 04/25/28 (a)(b)	100,000	99,682
6.36%, 10/27/28 (a)(b)	225,000	234,601
6.34%, 07/27/29 (a)(b)	500,000	527,015
4.77%, 07/28/30 (a)(b)	225,000	227,601
4.90%, 09/06/30 (a)(b)	45,000	45,747
5.63%, 01/29/32 (a)(b)	300,000	314,640
4.34%, 04/25/33 (a)(b)	175,000	170,681
8.25%, 03/01/38	350,000	433,338
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	243,880
4.97%, 01/28/28 (a)(b)	250,000	252,563
First Citizens BancShares, Inc.
5.60%, 09/05/35 (a)(b)	180,000	179,732
6.25%, 03/12/40 (a)(b)	215,000	217,963
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	258,263
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	228,441
FNB Corp.
5.72%, 12/11/30 (a)(b)	265,000	269,799
Goldman Sachs Capital I
6.35%, 02/15/34	270,000	289,127
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	950,000	944,062
5.95%, 01/15/27	265,000	271,665
3.85%, 01/26/27 (a)	845,000	842,947
1.95%, 10/21/27 (a)(b)	1,305,000	1,274,698
2.64%, 02/24/28 (a)(b)	975,000	954,730
3.62%, 03/15/28 (a)(b)	945,000	937,941
4.94%, 04/23/28 (a)(b)	770,000	779,194
3.69%, 06/05/28 (a)(b)	750,000	744,757
4.48%, 08/23/28 (a)(b)	675,000	679,448
3.81%, 04/23/29 (a)(b)	810,000	803,245
4.22%, 05/01/29 (a)(b)	1,050,000	1,051,449
6.48%, 10/24/29 (a)(b)	840,000	894,222
2.60%, 02/07/30 (a)	640,000	599,693
3.80%, 03/15/30 (a)	715,000	703,660
5.73%, 04/25/30 (a)(b)	710,000	742,908
5.05%, 07/23/30 (a)(b)	655,000	671,755
4.69%, 10/23/30 (a)(b)	615,000	623,167
5.21%, 01/28/31 (a)(b)	500,000	516,275
5.22%, 04/23/31 (a)(b)	750,000	775,740
1.99%, 01/27/32 (a)(b)	765,000	675,357
2.62%, 04/22/32 (a)(b)	985,000	893,671
2.38%, 07/21/32 (a)(b)	1,250,000	1,115,700
2.65%, 10/21/32 (a)(b)	920,000	827,788
6.13%, 02/15/33	370,000	407,633
3.10%, 02/24/33 (a)(b)	1,135,000	1,041,658
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.56%, 10/24/34 (a)(b)	345,000	386,752
5.85%, 04/25/35 (a)(b)	660,000	703,606
5.33%, 07/23/35 (a)(b)	885,000	911,807
5.02%, 10/23/35 (a)(b)	1,000,000	1,007,180
5.54%, 01/28/36 (a)(b)	925,000	966,893
6.45%, 05/01/36	225,000	247,754
6.75%, 10/01/37	1,555,000	1,742,284
4.02%, 10/31/38 (a)(b)	790,000	708,385
4.41%, 04/23/39 (a)(b)	350,000	323,813
6.25%, 02/01/41	750,000	824,377
3.21%, 04/22/42 (a)(b)	665,000	514,610
2.91%, 07/21/42 (a)(b)	450,000	332,505
3.44%, 02/24/43 (a)(b)	600,000	473,496
4.80%, 07/08/44 (a)	560,000	520,542
5.15%, 05/22/45	585,000	551,140
4.75%, 10/21/45 (a)	525,000	480,595
5.56%, 11/19/45 (a)(b)	900,000	914,445
5.73%, 01/28/56 (a)(b)	920,000	955,199
HSBC Bank USA NA
5.88%, 11/01/34	355,000	380,045
5.63%, 08/15/35	445,000	464,527
7.00%, 01/15/39	250,000	295,070
HSBC Holdings PLC
4.38%, 11/23/26	300,000	300,384
4.04%, 03/13/28 (a)(b)	800,000	797,848
5.60%, 05/17/28 (a)(b)	600,000	612,714
4.76%, 06/09/28 (a)(b)	890,000	897,796
5.21%, 08/11/28 (a)(b)	700,000	712,131
2.01%, 09/22/28 (a)(b)	660,000	632,623
7.39%, 11/03/28 (a)(b)	690,000	733,104
5.13%, 11/19/28 (a)(b)	400,000	407,240
4.90%, 03/03/29 (a)(b)	400,000	405,780
6.16%, 03/09/29 (a)(b)	730,000	761,383
4.58%, 06/19/29 (a)(b)	985,000	991,856
2.21%, 08/17/29 (a)(b)	710,000	670,339
5.55%, 03/04/30 (a)(b)	480,000	498,158
4.95%, 03/31/30	700,000	718,340
3.97%, 05/22/30 (a)(b)	910,000	896,559
5.29%, 11/19/30 (a)(b)	600,000	619,410
5.13%, 03/03/31 (a)(b)	500,000	512,290
5.24%, 05/13/31 (a)(b)	600,000	617,418
2.85%, 06/04/31 (a)(b)	480,000	446,573
2.36%, 08/18/31 (a)(b)	255,000	230,903
5.73%, 05/17/32 (a)(b)	405,000	426,202
2.80%, 05/24/32 (a)(b)	990,000	897,564
2.87%, 11/22/32 (a)(b)	525,000	473,272
4.76%, 03/29/33 (a)(b)	695,000	692,415
5.40%, 08/11/33 (a)(b)	715,000	742,499
8.11%, 11/03/33 (a)(b)	540,000	633,528
6.25%, 03/09/34 (a)(b)	830,000	904,434
6.55%, 06/20/34 (a)(b)	595,000	642,594
7.40%, 11/13/34 (a)(b)	210,000	239,341
5.72%, 03/04/35 (a)(b)	350,000	369,485
5.87%, 11/18/35 (a)(b)	510,000	527,677
5.45%, 03/03/36 (a)(b)	500,000	516,610
6.50%, 05/02/36	375,000	405,960
5.79%, 05/13/36 (a)(b)	500,000	527,600
5.74%, 09/10/36 (a)(b)	450,000	458,370
6.50%, 09/15/37	665,000	720,846
6.80%, 06/01/38	325,000	363,197
6.10%, 01/14/42	200,000	218,032
6.33%, 03/09/44 (a)(b)	790,000	869,648
5.25%, 03/14/44	690,000	673,612
HSBC USA, Inc.
5.29%, 03/04/27	330,000	335,811
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	320,000	321,526
6.21%, 08/21/29 (a)(b)	400,000	421,052

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 02/04/30 (a)	350,000	324,135
5.02%, 05/17/33 (a)(b)	115,000	115,890
5.71%, 02/02/35 (a)(b)	325,000	338,884
2.49%, 08/15/36 (a)(b)	350,000	299,709
6.14%, 11/18/39 (a)(b)	200,000	208,368
Huntington National Bank
4.87%, 04/12/28 (a)(b)	275,000	278,086
4.55%, 05/17/28 (a)(b)	330,000	332,145
5.65%, 01/10/30 (a)	250,000	261,680
ING Groep NV
3.95%, 03/29/27	545,000	543,158
4.02%, 03/28/28 (a)(b)	400,000	398,972
4.55%, 10/02/28	325,000	328,270
4.05%, 04/09/29	255,000	253,230
5.34%, 03/19/30 (a)(b)	400,000	412,876
5.07%, 03/25/31 (a)(b)	325,000	333,122
2.73%, 04/01/32 (a)(b)	250,000	228,768
4.25%, 03/28/33 (a)(b)	425,000	416,296
6.11%, 09/11/34 (a)(b)	350,000	378,606
5.55%, 03/19/35 (a)(b)	495,000	514,671
5.53%, 03/25/36 (a)(b)	320,000	332,397
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	955,000	946,090
7.63%, 10/15/26	220,000	228,521
4.13%, 12/15/26	600,000	600,606
8.00%, 04/29/27	250,000	265,238
4.25%, 10/01/27	493,000	496,407
6.07%, 10/22/27 (a)(b)	620,000	632,456
3.63%, 12/01/27 (a)	340,000	337,453
5.04%, 01/23/28 (a)(b)	780,000	788,954
3.78%, 02/01/28 (a)(b)	825,000	821,452
2.95%, 02/24/28 (a)(b)	525,000	516,805
5.57%, 04/22/28 (a)(b)	700,000	715,533
4.32%, 04/26/28 (a)(b)	755,000	757,076
3.54%, 05/01/28 (a)(b)	850,000	842,724
2.18%, 06/01/28 (a)(b)	500,000	484,805
4.98%, 07/22/28 (a)(b)	705,000	715,878
4.85%, 07/25/28 (a)(b)	1,000,000	1,013,430
4.51%, 10/22/28 (a)(b)	560,000	564,872
3.51%, 01/23/29 (a)(b)	760,000	750,029
4.92%, 01/24/29 (a)(b)	480,000	488,693
4.01%, 04/23/29 (a)(b)	770,000	768,060
2.07%, 06/01/29 (a)(b)	600,000	569,316
4.20%, 07/23/29 (a)(b)	685,000	686,480
5.30%, 07/24/29 (a)(b)	700,000	721,357
6.09%, 10/23/29 (a)(b)	595,000	627,939
4.45%, 12/05/29 (a)(b)	825,000	831,773
5.01%, 01/23/30 (a)(b)	685,000	701,940
5.58%, 04/22/30 (a)(b)	845,000	883,076
3.70%, 05/06/30 (a)(b)	775,000	761,902
4.57%, 06/14/30 (a)(b)	560,000	566,507
5.00%, 07/22/30 (a)(b)	750,000	769,732
8.75%, 09/01/30	230,000	273,686
2.74%, 10/15/30 (a)(b)	1,110,000	1,048,617
4.60%, 10/22/30 (a)(b)	665,000	673,060
5.14%, 01/24/31 (a)(b)	750,000	774,855
4.49%, 03/24/31 (a)(b)	875,000	883,811
2.52%, 04/22/31 (a)(b)	825,000	765,460
5.10%, 04/22/31 (a)(b)	725,000	749,498
2.96%, 05/13/31 (a)(b)	1,000,000	938,470
1.76%, 11/19/31 (a)(b)	530,000	468,107
1.95%, 02/04/32 (a)(b)	925,000	818,190
2.58%, 04/22/32 (a)(b)	1,100,000	1,000,406
2.55%, 11/08/32 (a)(b)	750,000	673,192
2.96%, 01/25/33 (a)(b)	1,155,000	1,056,813
4.59%, 04/26/33 (a)(b)	775,000	777,387
4.91%, 07/25/33 (a)(b)	1,125,000	1,148,006
5.72%, 09/14/33 (a)(b)	780,000	825,724
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 06/01/34 (a)(b)	1,300,000	1,355,185
6.25%, 10/23/34 (a)(b)	900,000	992,007
5.34%, 01/23/35 (a)(b)	605,000	628,637
5.77%, 04/22/35 (a)(b)	875,000	932,785
5.29%, 07/22/35 (a)(b)	1,000,000	1,033,660
4.95%, 10/22/35 (a)(b)	750,000	756,817
5.50%, 01/24/36 (a)(b)	750,000	785,197
5.57%, 04/22/36 (a)(b)	1,030,000	1,086,907
5.58%, 07/23/36 (a)(b)	1,000,000	1,037,580
6.40%, 05/15/38	740,000	840,810
3.88%, 07/24/38 (a)(b)	870,000	783,974
5.50%, 10/15/40	350,000	363,150
3.11%, 04/22/41 (a)(b)	510,000	401,497
5.60%, 07/15/41	525,000	549,192
2.53%, 11/19/41 (a)(b)	515,000	372,639
5.40%, 01/06/42	350,000	358,211
3.16%, 04/22/42 (a)(b)	650,000	507,123
5.63%, 08/16/43	350,000	361,386
4.85%, 02/01/44	250,000	239,500
4.95%, 06/01/45	555,000	523,587
5.53%, 11/29/45 (a)(b)	785,000	807,459
4.26%, 02/22/48 (a)(b)	685,000	589,956
4.03%, 07/24/48 (a)(b)	470,000	389,935
3.96%, 11/15/48 (a)(b)	1,100,000	900,361
3.90%, 01/23/49 (a)(b)	510,000	411,891
3.11%, 04/22/51 (a)(b)	675,000	466,830
3.33%, 04/22/52 (a)(b)	1,150,000	824,055
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	770,000	779,979
KeyBank NA
5.85%, 11/15/27 (a)	385,000	397,301
4.39%, 12/14/27	250,000	251,328
3.90%, 04/13/29	255,000	249,563
4.90%, 08/08/32	325,000	322,949
5.00%, 01/26/33 (a)	200,000	201,534
KeyCorp
2.25%, 04/06/27	245,000	238,130
4.10%, 04/30/28	250,000	249,700
2.55%, 10/01/29	320,000	299,802
4.79%, 06/01/33 (a)(b)	150,000	149,616
6.40%, 03/06/35 (a)(b)	295,000	320,376
Lloyds Banking Group PLC
3.75%, 01/11/27	420,000	418,501
5.46%, 01/05/28 (a)(b)	345,000	350,268
3.75%, 03/18/28 (a)(b)	400,000	397,376
4.38%, 03/22/28	430,000	432,047
4.55%, 08/16/28	465,000	469,975
3.57%, 11/07/28 (a)(b)	595,000	587,301
5.09%, 11/26/28 (a)(b)	400,000	407,184
5.87%, 03/06/29 (a)(b)	270,000	280,233
4.82%, 06/13/29 (a)(b)	370,000	375,232
5.72%, 06/05/30 (a)(b)	400,000	418,400
4.98%, 08/11/33 (a)(b)	280,000	284,068
7.95%, 11/15/33 (a)(b)	305,000	355,563
5.68%, 01/05/35 (a)(b)	705,000	739,778
5.59%, 11/26/35 (a)(b)	200,000	207,924
6.07%, 06/13/36 (a)(b)	390,000	410,171
5.30%, 12/01/45	215,000	205,542
3.37%, 12/14/46 (a)(b)	510,000	377,507
4.34%, 01/09/48	415,000	341,391
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	125,798
7.41%, 10/30/29 (a)(b)	330,000	358,634
5.18%, 07/08/31 (a)(b)	220,000	225,342
6.08%, 03/13/32 (a)(b)	260,000	276,559
5.05%, 01/27/34 (a)(b)	350,000	351,124
5.40%, 07/30/35 (a)(b)	220,000	221,978
5.39%, 01/16/36 (a)(b)	250,000	253,783

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	265,000	261,097
4.70%, 01/27/28 (a)	460,000	466,192
4.76%, 07/06/28 (a)(b)	250,000	252,400
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	400,000	398,440
3.29%, 07/25/27	525,000	518,842
1.64%, 10/13/27 (a)(b)	480,000	467,520
2.34%, 01/19/28 (a)(b)	400,000	390,724
3.96%, 03/02/28	425,000	424,473
4.05%, 09/11/28	25,000	25,041
5.35%, 09/13/28 (a)(b)	500,000	511,535
5.42%, 02/22/29 (a)(b)	385,000	396,042
3.74%, 03/07/29	550,000	543,405
3.20%, 07/18/29	520,000	501,233
2.56%, 02/25/30	400,000	372,316
5.26%, 04/17/30 (a)(b)	220,000	226,985
2.05%, 07/17/30	565,000	510,342
5.20%, 01/16/31 (a)(b)	350,000	361,071
5.48%, 02/22/31 (a)(b)	200,000	208,618
4.53%, 09/12/31 (a)(b)	300,000	301,293
2.31%, 07/20/32 (a)(b)	730,000	647,422
2.49%, 10/13/32 (a)(b)	320,000	285,469
2.85%, 01/19/33 (a)(b)	350,000	316,733
4.32%, 04/19/33 (a)(b)	280,000	275,268
5.13%, 07/20/33 (a)(b)	405,000	416,757
5.47%, 09/13/33 (a)(b)	200,000	209,958
5.44%, 02/22/34 (a)(b)	250,000	261,990
5.41%, 04/19/34 (a)(b)(c)	200,000	209,610
5.43%, 04/17/35 (a)(b)	365,000	380,074
5.57%, 01/16/36 (a)(b)	390,000	408,693
5.62%, 04/24/36 (a)(b)	415,000	435,829
5.19%, 09/12/36 (a)(b)	300,000	305,082
4.29%, 07/26/38	200,000	190,472
4.15%, 03/07/39 (c)	285,000	267,777
3.75%, 07/18/39	435,000	382,495
Mizuho Financial Group, Inc.
3.66%, 02/28/27	300,000	298,401
3.17%, 09/11/27	475,000	467,680
4.02%, 03/05/28	390,000	390,234
5.67%, 05/27/29 (a)(b)	385,000	399,149
5.78%, 07/06/29 (a)(b)	510,000	531,196
4.25%, 09/11/29 (a)(b)	440,000	440,598
5.38%, 05/26/30 (a)(b)	275,000	284,468
3.15%, 07/16/30 (a)(b)	400,000	383,440
2.87%, 09/13/30 (a)(b)	200,000	189,256
2.59%, 05/25/31 (a)(b)	265,000	244,616
4.71%, 07/08/31 (a)(b)	200,000	202,464
2.20%, 07/10/31 (a)(b)	710,000	641,194
1.98%, 09/08/31 (a)(b)	375,000	334,076
2.56%, 09/13/31	530,000	469,813
2.26%, 07/09/32 (a)(b)	250,000	220,738
5.67%, 09/13/33 (a)(b)	270,000	285,768
5.75%, 07/06/34 (a)(b)	390,000	414,391
5.58%, 05/26/35 (a)(b)	205,000	214,717
5.59%, 07/10/35 (a)(b)	300,000	314,391
5.42%, 05/13/36 (a)(b)	300,000	310,788
Morgan Stanley
3.63%, 01/20/27	910,000	907,052
3.95%, 04/23/27	600,000	598,782
2.48%, 01/21/28 (a)(b)	775,000	758,624
5.65%, 04/13/28 (a)(b)	345,000	352,832
4.21%, 04/20/28 (a)(b)	675,000	675,742
3.59%, 07/22/28 (a)	850,000	841,194
6.30%, 10/18/28 (a)(b)	645,000	672,019
3.77%, 01/24/29 (a)(b)	905,000	897,317
5.12%, 02/01/29 (a)(b)	650,000	663,949
4.99%, 04/12/29 (a)(b)	500,000	509,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 04/20/29 (a)(b)	900,000	921,375
5.45%, 07/20/29 (a)(b)	750,000	774,997
6.41%, 11/01/29 (a)(b)	495,000	526,145
5.17%, 01/16/30 (a)(b)	685,000	704,248
4.43%, 01/23/30 (a)(b)	950,000	954,759
5.66%, 04/18/30 (a)(b)	785,000	820,325
5.04%, 07/19/30 (a)(b)	685,000	702,358
4.65%, 10/18/30 (a)(b)	875,000	884,826
5.23%, 01/15/31 (a)(b)	750,000	774,375
2.70%, 01/22/31 (a)(b)	1,030,000	962,875
3.62%, 04/01/31 (a)(b)	865,000	839,491
5.19%, 04/17/31 (a)(b)	760,000	785,012
1.79%, 02/13/32 (a)(b)	825,000	719,821
7.25%, 04/01/32	345,000	399,693
1.93%, 04/28/32 (a)(b)	725,000	632,910
2.24%, 07/21/32 (a)(b)	1,055,000	932,282
2.51%, 10/20/32 (a)(b)	785,000	700,542
2.94%, 01/21/33 (a)(b)	750,000	682,620
4.89%, 07/20/33 (a)(b)	660,000	670,256
6.34%, 10/18/33 (a)(b)	945,000	1,038,999
5.25%, 04/21/34 (a)(b)	980,000	1,011,046
5.42%, 07/21/34 (a)(b)	730,000	761,164
6.63%, 11/01/34 (a)(b)	575,000	644,190
5.47%, 01/18/35 (a)(b)	730,000	760,572
5.83%, 04/19/35 (a)(b)	945,000	1,007,663
5.32%, 07/19/35 (a)(b)	950,000	980,390
5.59%, 01/18/36 (a)(b)	900,000	943,245
5.66%, 04/17/36 (a)(b)	870,000	918,355
2.48%, 09/16/36 (a)(b)	895,000	778,444
5.30%, 04/20/37 (a)(b)	600,000	609,486
5.95%, 01/19/38 (a)(b)	410,000	429,762
3.97%, 07/22/38 (a)	575,000	515,004
5.94%, 02/07/39 (a)(b)	450,000	471,852
4.46%, 04/22/39 (a)(b)	315,000	297,770
3.22%, 04/22/42 (a)(b)	615,000	481,281
6.38%, 07/24/42	500,000	561,915
4.30%, 01/27/45	755,000	663,124
4.38%, 01/22/47	700,000	614,712
5.60%, 03/24/51 (a)(b)	660,000	673,134
2.80%, 01/25/52 (a)(b)	620,000	400,291
5.52%, 11/19/55 (a)(b)	835,000	845,588
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	500,000	509,880
4.45%, 10/15/27 (a)(b)	690,000	691,718
4.95%, 01/14/28 (a)(b)	325,000	328,273
5.50%, 05/26/28 (a)(b)	600,000	613,446
4.97%, 07/14/28 (a)(b)	300,000	304,593
5.02%, 01/12/29 (a)(b)	550,000	560,147
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	580,000	583,468
4.73%, 07/18/31 (a)(b)	880,000	893,543
National Australia Bank Ltd.
3.91%, 06/09/27	555,000	555,017
4.50%, 10/26/27	250,000	252,843
4.94%, 01/12/28	355,000	362,824
4.31%, 06/13/28	250,000	252,388
4.90%, 06/13/28	480,000	491,870
4.79%, 01/10/29	355,000	363,343
4.53%, 06/13/30	250,000	254,325
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	252,850
5.60%, 12/18/28	300,000	312,942
4.50%, 10/10/29	280,000	282,573
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,744
3.07%, 05/22/28 (a)(b)	460,000	452,001
5.52%, 09/30/28 (a)(b)	425,000	435,599
4.89%, 05/18/29 (a)(b)	535,000	543,458

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.81%, 09/13/29 (a)(b)	445,000	464,353
5.08%, 01/27/30 (a)(b)	635,000	648,894
4.45%, 05/08/30 (a)(b)	450,000	451,215
5.12%, 05/23/31 (a)(b)	250,000	256,465
6.02%, 03/02/34 (a)(b)	335,000	359,830
6.48%, 06/01/34 (a)(b)	300,000	315,765
5.78%, 03/01/35 (a)(b)	425,000	448,532
3.03%, 11/28/35 (a)(b)	320,000	292,877
Northern Trust Corp.
4.00%, 05/10/27 (a)	310,000	310,601
3.65%, 08/03/28 (a)	235,000	233,675
3.15%, 05/03/29 (a)	165,000	160,289
1.95%, 05/01/30 (a)	360,000	328,284
3.38%, 05/08/32 (a)(b)	190,000	186,343
6.13%, 11/02/32 (a)	215,000	235,204
PNC Bank NA
3.10%, 10/25/27 (a)	695,000	683,539
3.25%, 01/22/28 (a)	300,000	295,407
4.43%, 07/21/28 (a)(b)	290,000	291,520
4.05%, 07/26/28	350,000	349,283
2.70%, 10/22/29	300,000	282,423
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	220,000	217,107
6.62%, 10/20/27 (a)(b)	300,000	307,386
5.30%, 01/21/28 (a)(b)	250,000	253,738
5.35%, 12/02/28 (a)(b)	380,000	389,804
3.45%, 04/23/29 (a)	400,000	391,788
5.58%, 06/12/29 (a)(b)	630,000	652,837
2.55%, 01/22/30 (a)	600,000	561,156
5.49%, 05/14/30 (a)(b)	365,000	380,115
2.31%, 04/23/32 (a)(b)	310,000	276,737
4.81%, 10/21/32 (a)(b)	570,000	578,499
4.63%, 06/06/33 (a)(b)	225,000	223,551
6.04%, 10/28/33 (a)(b)	450,000	485,680
5.07%, 01/24/34 (a)(b)	505,000	515,827
5.94%, 08/18/34 (a)(b)	335,000	359,646
6.88%, 10/20/34 (a)(b)	765,000	867,212
5.68%, 01/22/35 (a)(b)	400,000	422,136
5.40%, 07/23/35 (a)(b)	450,000	465,921
5.58%, 01/29/36 (a)(b)	500,000	522,195
5.37%, 07/21/36 (a)(b)	440,000	453,222
Regions Bank
6.45%, 06/26/37	325,000	356,626
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	201,552
5.72%, 06/06/30 (a)(b)	200,000	208,508
5.50%, 09/06/35 (a)(b)	250,000	257,075
Royal Bank of Canada
1.40%, 11/02/26	395,000	384,457
4.88%, 01/19/27	350,000	354,218
3.63%, 05/04/27	400,000	398,496
4.24%, 08/03/27	350,000	352,167
4.51%, 10/18/27 (a)(b)	200,000	200,782
6.00%, 11/01/27	400,000	416,028
4.90%, 01/12/28	90,000	91,845
4.72%, 03/27/28 (a)(b)	250,000	252,453
5.20%, 08/01/28	325,000	335,293
4.52%, 10/18/28 (a)(b)	250,000	252,218
4.97%, 01/24/29 (a)(b)	600,000	610,422
4.95%, 02/01/29	250,000	257,010
4.50%, 08/06/29 (a)(b)	350,000	352,849
4.97%, 08/02/30 (a)(b)	400,000	409,640
4.65%, 10/18/30 (a)(b)	640,000	647,853
5.15%, 02/04/31 (a)(b)	500,000	515,325
4.97%, 05/02/31 (a)(b)	285,000	291,971
4.70%, 08/06/31 (a)(b)	250,000	253,390
2.30%, 11/03/31	425,000	380,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 05/04/32	405,000	393,101
5.00%, 02/01/33	545,000	562,849
5.00%, 05/02/33	300,000	309,000
5.15%, 02/01/34	445,000	463,975
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	300,000	297,198
4.40%, 07/13/27 (a)	310,000	310,961
2.49%, 01/06/28 (a)(b)	335,000	326,970
6.50%, 03/09/29 (a)(b)	330,000	344,375
5.47%, 03/20/29 (a)(b)	250,000	255,003
6.57%, 06/12/29 (a)(b)	155,000	162,522
6.17%, 01/09/30 (a)(b)	455,000	474,215
5.35%, 09/06/30 (a)(b)	305,000	311,365
7.66%, 11/09/31 (a)(b)	200,000	224,140
6.34%, 05/31/35 (a)(b)	200,000	213,274
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	300,000	293,115
3.82%, 11/03/28 (a)(b)	420,000	415,880
6.53%, 01/10/29 (a)(b)	400,000	418,860
4.32%, 09/22/29 (a)(b)	400,000	399,012
4.86%, 09/11/30 (a)(b)	310,000	313,748
2.90%, 03/15/32 (a)(b)	305,000	278,932
5.14%, 09/22/36 (a)(b)	290,000	287,477
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	100,000	100,591
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	170,000	176,946
State Street Bank & Trust Co.
4.59%, 11/25/26	375,000	377,948
4.78%, 11/23/29	295,000	302,797
State Street Corp.
4.99%, 03/18/27 (a)	325,000	330,187
4.33%, 10/22/27 (a)	425,000	429,118
1.68%, 11/18/27 (a)(b)	245,000	238,672
2.20%, 02/07/28 (a)(b)	135,000	131,767
4.54%, 02/28/28 (a)	400,000	405,188
5.82%, 11/04/28 (a)(b)	185,000	191,656
4.53%, 02/20/29 (a)(b)	325,000	328,539
5.68%, 11/21/29 (a)(b)	305,000	319,658
4.14%, 12/03/29 (a)(b)	210,000	210,712
2.40%, 01/24/30	305,000	286,172
4.83%, 04/24/30 (a)	300,000	308,247
2.20%, 03/03/31	330,000	294,822
3.15%, 03/30/31 (a)(b)	290,000	278,780
2.62%, 02/07/33 (a)(b)	320,000	287,613
4.42%, 05/13/33 (a)(b)	210,000	209,677
4.16%, 08/04/33 (a)(b)	250,000	244,208
4.82%, 01/26/34 (a)(b)	200,000	202,736
5.16%, 05/18/34 (a)(b)	25,000	25,919
3.03%, 11/01/34 (a)(b)	250,000	234,790
6.12%, 11/21/34 (a)(b)	150,000	162,665
5.15%, 02/28/36 (a)(b)	285,000	291,504
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	460,000	455,308
3.45%, 01/11/27	310,000	307,839
2.17%, 01/14/27	300,000	293,046
3.36%, 07/12/27	600,000	594,162
5.52%, 01/13/28	500,000	515,900
3.54%, 01/17/28	375,000	370,961
5.80%, 07/13/28	300,000	313,515
5.72%, 09/14/28	395,000	412,566
1.90%, 09/17/28	430,000	403,912
4.31%, 10/16/28	250,000	251,825
5.32%, 07/09/29	255,000	264,333
3.04%, 07/16/29	790,000	755,825
2.72%, 09/27/29	330,000	311,715
5.71%, 01/13/30	450,000	474,718

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 01/15/30	520,000	487,874
2.13%, 07/08/30	490,000	443,700
2.14%, 09/23/30	300,000	269,322
4.66%, 07/08/31 (a)(b)	200,000	202,292
5.42%, 07/09/31	340,000	356,422
2.22%, 09/17/31	375,000	331,361
5.77%, 01/13/33	600,000	641,490
4.95%, 07/08/33 (a)(b)	265,000	269,746
5.81%, 09/14/33	205,000	220,199
5.56%, 07/09/34	365,000	385,305
5.63%, 01/15/35	320,000	339,712
5.25%, 07/08/36 (a)(b)	270,000	276,742
2.30%, 01/12/41	230,000	161,943
2.93%, 09/17/41	360,000	267,106
3.05%, 01/14/42	235,000	181,756
6.18%, 07/13/43	180,000	197,474
5.84%, 07/09/44	280,000	293,401
5.80%, 07/08/46 (a)(b)	360,000	367,747
Synchrony Financial
3.95%, 12/01/27 (a)	465,000	459,657
5.15%, 03/19/29 (a)	330,000	334,330
5.02%, 07/29/29 (a)(b)	150,000	151,305
5.45%, 03/06/31 (a)(b)	240,000	244,586
2.88%, 10/28/31 (a)	405,000	358,891
6.00%, 07/29/36 (a)(b)	150,000	153,432
Synovus Bank
5.63%, 02/15/28 (a)	270,000	275,692
Toronto-Dominion Bank
4.57%, 12/17/26	400,000	402,332
1.95%, 01/12/27	265,000	258,648
2.80%, 03/10/27	390,000	383,600
4.98%, 04/05/27	200,000	202,892
4.11%, 06/08/27	75,000	75,132
4.69%, 09/15/27	575,000	582,665
5.16%, 01/10/28	450,000	460,764
4.86%, 01/31/28	205,000	208,686
4.57%, 06/02/28	250,000	253,315
5.52%, 07/17/28	425,000	441,231
4.99%, 04/05/29	390,000	400,432
4.78%, 12/17/29	250,000	255,735
4.81%, 06/03/30	220,000	224,974
2.00%, 09/10/31	300,000	266,568
2.45%, 01/12/32	325,000	289,179
5.30%, 01/30/32	210,000	219,473
3.20%, 03/10/32	510,000	473,668
4.46%, 06/08/32	710,000	709,972
5.15%, 09/10/34 (a)(b)	145,000	147,281
Truist Bank
3.80%, 10/30/26 (a)	460,000	458,758
4.42%, 07/24/28 (a)(b)	440,000	442,033
2.25%, 03/11/30 (a)	585,000	533,678
Truist Financial Corp.
1.13%, 08/03/27 (a)	300,000	284,676
4.12%, 06/06/28 (a)(b)	300,000	300,243
4.87%, 01/26/29 (a)(b)	400,000	406,096
3.88%, 03/19/29 (a)	200,000	197,104
1.89%, 06/07/29 (a)(b)	375,000	353,573
7.16%, 10/30/29 (a)(b)	470,000	509,287
5.44%, 01/24/30 (a)(b)	400,000	414,036
1.95%, 06/05/30 (a)	300,000	270,324
5.15%, 08/05/32 (a)(b)	250,000	257,500
4.92%, 07/28/33 (a)(b)	315,000	314,487
6.12%, 10/28/33 (a)(b)	200,000	215,512
5.12%, 01/26/34 (a)(b)	400,000	405,964
5.87%, 06/08/34 (a)(b)	575,000	609,592
5.71%, 01/24/35 (a)(b)	500,000	524,810
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bancorp
3.15%, 04/27/27 (a)	400,000	395,132
6.79%, 10/26/27 (a)(b)	300,000	308,097
2.22%, 01/27/28 (a)(b)	310,000	302,098
3.90%, 04/26/28 (a)	350,000	349,524
4.55%, 07/22/28 (a)(b)	600,000	604,578
4.65%, 02/01/29 (a)(b)	400,000	404,504
5.78%, 06/12/29 (a)(b)	550,000	572,572
3.00%, 07/30/29 (a)	315,000	301,603
5.38%, 01/23/30 (a)(b)	465,000	480,982
1.38%, 07/22/30 (a)	550,000	482,740
5.10%, 07/23/30 (a)(b)	255,000	262,367
5.05%, 02/12/31 (a)(b)	270,000	277,009
5.08%, 05/15/31 (a)(b)	270,000	277,668
2.68%, 01/27/33 (a)(b)	250,000	223,733
4.97%, 07/22/33 (a)(b)	420,000	422,213
5.85%, 10/21/33 (a)(b)	440,000	469,440
4.84%, 02/01/34 (a)(b)	630,000	633,055
5.84%, 06/12/34 (a)(b)	555,000	591,508
5.68%, 01/23/35 (a)(b)	580,000	611,436
5.42%, 02/12/36 (a)(b)	390,000	403,868
2.49%, 11/03/36 (a)(b)	455,000	392,701
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	250,880
4.73%, 05/15/28 (a)(b)	250,000	252,343
UBS AG
5.00%, 07/09/27	480,000	487,910
7.50%, 02/15/28	750,000	807,637
5.65%, 09/11/28	360,000	376,427
4.50%, 06/26/48	250,000	222,085
UBS Group AG
4.88%, 05/15/45	620,000	582,744
Wachovia Corp.
5.50%, 08/01/35	280,000	288,677
Webster Financial Corp.
4.10%, 03/25/29 (a)	165,000	161,766
5.78%, 09/11/35 (a)(b)	100,000	100,118
Wells Fargo & Co.
3.00%, 10/23/26	1,010,000	999,728
4.30%, 07/22/27	710,000	712,662
4.90%, 01/24/28 (a)(b)	820,000	827,651
3.53%, 03/24/28 (a)(b)	1,175,000	1,164,719
5.71%, 04/22/28 (a)(b)	910,000	931,631
3.58%, 05/22/28 (a)(b)	900,000	892,170
2.39%, 06/02/28 (a)(b)	970,000	942,995
4.81%, 07/25/28 (a)(b)	900,000	910,917
4.15%, 01/24/29 (a)	750,000	749,947
4.97%, 04/23/29 (a)(b)	770,000	784,699
5.57%, 07/25/29 (a)(b)	1,370,000	1,420,046
4.08%, 09/15/29 (a)(b)	440,000	438,456
6.30%, 10/23/29 (a)(b)	825,000	874,228
7.95%, 11/15/29	230,000	258,078
5.20%, 01/23/30 (a)(b)	750,000	772,815
2.88%, 10/30/30 (a)(b)	1,085,000	1,027,528
5.24%, 01/24/31 (a)(b)	750,000	776,227
2.57%, 02/11/31 (a)(b)	900,000	836,667
4.48%, 04/04/31 (a)(b)	700,000	704,060
5.15%, 04/23/31 (a)(b)	905,000	933,779
3.35%, 03/02/33 (a)(b)	950,000	884,516
4.90%, 07/25/33 (a)(b)	1,375,000	1,397,412
5.39%, 04/24/34 (a)(b)	1,095,000	1,138,165
5.56%, 07/25/34 (a)(b)	1,305,000	1,371,333
6.49%, 10/23/34 (a)(b)	1,055,000	1,173,033
5.50%, 01/23/35 (a)(b)	1,040,000	1,085,115
5.38%, 02/07/35	125,000	132,655
5.21%, 12/03/35 (a)(b)	750,000	766,815
5.61%, 04/23/36 (a)(b)	900,000	944,649

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 09/15/36 (a)(b)	520,000	519,022
3.07%, 04/30/41 (a)(b)	900,000	699,021
5.38%, 11/02/43	500,000	489,735
5.61%, 01/15/44	725,000	726,957
4.65%, 11/04/44	620,000	549,357
3.90%, 05/01/45	610,000	500,554
4.90%, 11/17/45	600,000	547,356
4.40%, 06/14/46	605,000	512,647
4.75%, 12/07/46	475,000	422,327
5.01%, 04/04/51 (a)(b)	1,635,000	1,529,624
4.61%, 04/25/53 (a)(b)	960,000	845,242
5.95%, 12/01/86	295,000	305,399
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	680,000	689,996
5.85%, 02/01/37	260,000	275,566
6.60%, 01/15/38	310,000	350,526
Westpac Banking Corp.
3.35%, 03/08/27	375,000	372,581
4.04%, 08/26/27	325,000	326,144
5.46%, 11/18/27	350,000	361,288
3.40%, 01/25/28	440,000	435,402
5.54%, 11/17/28	300,000	314,151
1.95%, 11/20/28	275,000	259,080
5.05%, 04/16/29	235,000	243,077
2.65%, 01/16/30	250,000	236,183
2.15%, 06/03/31	375,000	337,538
4.32%, 11/23/31 (a)(b)	610,000	608,420
5.41%, 08/10/33 (a)(b)	250,000	257,630
6.82%, 11/17/33	255,000	285,740
4.11%, 07/24/34 (a)(b)	280,000	274,280
2.67%, 11/15/35 (a)(b)	465,000	417,919
5.62%, 11/20/35 (a)(b)	400,000	412,716
3.02%, 11/18/36 (a)(b)	300,000	267,822
4.42%, 07/24/39	280,000	259,045
2.96%, 11/16/40	300,000	230,082
3.13%, 11/18/41	375,000	284,021
Wintrust Financial Corp.
4.85%, 06/06/29	210,000	207,558
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	281,856
		478,512,748
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	185,190
5.50%, 08/20/34 (a)	140,000	143,594
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	175,000	183,414
5.15%, 05/15/33 (a)	345,000	357,789
5.20%, 04/15/35 (a)	200,000	204,152
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	165,699
5.15%, 08/12/35 (a)	150,000	150,846
5.80%, 05/21/54 (a)	220,000	223,311
6.00%, 12/15/54 (a)(b)	170,000	169,689
ARES Management Corp.
6.38%, 11/10/28 (a)	200,000	211,584
5.60%, 10/11/54 (a)	100,000	96,652
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,126
6.60%, 06/10/29 (a)	170,000	177,111
6.15%, 04/02/30 (a)(d)	200,000	205,050
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	228,062
5.00%, 03/14/34 (a)	285,000	294,049
4.90%, 01/08/35 (a)	175,000	179,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/14/54 (a)	430,000	420,131
5.35%, 01/08/55 (a)	345,000	342,478
BlackRock, Inc.
3.20%, 03/15/27	335,000	332,250
3.25%, 04/30/29 (a)	400,000	391,276
2.40%, 04/30/30 (a)	430,000	400,468
1.90%, 01/28/31 (a)	510,000	455,175
2.10%, 02/25/32 (a)	280,000	245,717
4.75%, 05/25/33 (a)	250,000	255,717
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	200,000	202,032
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	159,464
4.38%, 02/15/32 (a)	100,000	95,795
6.25%, 04/18/34 (a)	300,000	315,024
4.13%, 10/07/51 (a)	170,000	124,802
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	200,000	209,466
6.08%, 09/15/55 (a)	230,000	238,860
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	165,000	177,824
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	180,000	157,475
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	150,000	105,095
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	345,000	342,564
4.85%, 03/29/29 (a)	340,000	345,926
4.35%, 04/15/30 (a)	250,000	249,920
2.72%, 04/15/31 (a)	150,000	137,142
6.35%, 01/05/34 (a)	175,000	191,146
5.68%, 01/15/35 (a)	100,000	104,262
5.33%, 01/15/36 (a)	190,000	191,117
4.70%, 09/20/47 (a)	260,000	227,942
3.50%, 03/30/51 (a)	210,000	148,972
3.63%, 02/15/52 (a)	130,000	93,811
5.97%, 03/04/54 (a)	330,000	341,088
5.81%, 03/03/55 (a)	145,000	146,299
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	230,000	228,401
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	198,906
1.63%, 12/15/30 (a)	160,000	140,677
3.00%, 03/16/32 (a)	100,000	92,199
Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	165,000	163,302
2.45%, 03/03/27 (a)(e)	410,000	401,255
3.30%, 04/01/27 (a)(e)	220,000	217,941
3.20%, 01/25/28 (a)(e)	190,000	186,705
2.00%, 03/20/28 (a)(e)	335,000	320,072
4.00%, 02/01/29 (a)(e)	150,000	150,015
5.64%, 05/19/29 (a)(b)(e)	325,000	337,672
3.25%, 05/22/29 (a)(e)	175,000	170,016
2.75%, 10/01/29 (a)(e)	135,000	128,255
6.20%, 11/17/29 (a)(b)(e)	350,000	371,606
4.63%, 03/22/30 (a)(e)	140,000	142,916
1.65%, 03/11/31 (a)(e)	195,000	169,802
2.30%, 05/13/31 (a)(e)	220,000	198,125
1.95%, 12/01/31 (a)(e)	225,000	195,431
2.90%, 03/03/32 (a)(e)	265,000	241,815
5.85%, 05/19/34 (a)(b)(e)	385,000	412,431
6.14%, 08/24/34 (a)(b)(e)	375,000	408,874
CME Group, Inc.
3.75%, 06/15/28 (a)	170,000	169,568
4.40%, 03/15/30 (a)	125,000	126,496
2.65%, 03/15/32 (a)	225,000	204,539

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 09/15/43 (a)	250,000	256,037
4.15%, 06/15/48 (a)	255,000	217,716
Eaton Vance Corp.
3.50%, 04/06/27 (a)	113,000	112,260
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	218,700
2.95%, 08/12/51 (a)	120,000	76,724
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	196,648
4.00%, 09/15/27 (a)	450,000	450,067
3.63%, 09/01/28 (a)	290,000	286,665
4.35%, 06/15/29 (a)	380,000	383,371
2.10%, 06/15/30 (a)	375,000	340,736
5.25%, 06/15/31 (a)	445,000	465,710
1.85%, 09/15/32 (a)	400,000	338,588
4.60%, 03/15/33 (a)	450,000	453,150
2.65%, 09/15/40 (a)	350,000	259,672
4.25%, 09/21/48 (a)	330,000	279,810
3.00%, 06/15/50 (a)	360,000	241,650
4.95%, 06/15/52 (a)	455,000	423,414
3.00%, 09/15/60 (a)	505,000	314,428
5.20%, 06/15/62 (a)	335,000	318,153
Invesco Finance PLC
5.38%, 11/30/43	125,000	122,046
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	101,200
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,752
6.45%, 06/08/27	100,000	103,584
5.88%, 07/21/28 (a)	165,000	171,821
4.15%, 01/23/30	300,000	296,412
2.63%, 10/15/31 (a)	355,000	315,911
2.75%, 10/15/32 (a)	245,000	213,214
6.20%, 04/14/34 (a)	425,000	451,732
6.25%, 01/15/36	170,000	181,439
6.50%, 01/20/43	75,000	80,521
KKR & Co., Inc.
5.10%, 08/07/35 (a)	260,000	260,663
Lazard Group LLC
4.50%, 09/19/28 (a)	200,000	201,032
4.38%, 03/11/29 (a)	160,000	159,786
Legg Mason, Inc.
5.63%, 01/15/44	161,000	162,167
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	170,000	173,215
4.90%, 04/03/28 (a)	150,000	151,683
6.75%, 11/17/28 (a)	200,000	213,554
5.20%, 03/15/30 (a)	225,000	230,103
5.15%, 06/15/30 (a)	150,000	152,892
6.00%, 05/20/34 (a)	150,000	157,016
5.65%, 03/15/35 (a)	210,000	214,124
Marex Group PLC
6.40%, 11/04/29 (a)	260,000	268,377
Nasdaq, Inc.
5.35%, 06/28/28 (a)	250,000	257,872
1.65%, 01/15/31 (a)	200,000	175,084
5.55%, 02/15/34 (a)	355,000	372,913
2.50%, 12/21/40 (a)	200,000	141,944
3.25%, 04/28/50 (a)	175,000	122,119
3.95%, 03/07/52 (a)	110,000	85,251
5.95%, 08/15/53 (a)	220,000	230,798
6.10%, 06/28/63 (a)	240,000	253,949
Nomura Holdings, Inc.
2.33%, 01/22/27	500,000	487,650
5.39%, 07/06/27	400,000	407,584
6.07%, 07/12/28	200,000	209,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.17%, 07/14/28	300,000	283,509
3.10%, 01/16/30	650,000	613,756
2.68%, 07/16/30	400,000	367,792
2.61%, 07/14/31	400,000	359,336
3.00%, 01/22/32	310,000	280,569
6.18%, 01/18/33	240,000	259,718
6.09%, 07/12/33	200,000	216,362
5.78%, 07/03/34	345,000	365,372
5.04%, 06/10/36 (a)(b)	220,000	219,177
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	228,627
4.90%, 09/11/35 (a)	190,000	187,975
4.95%, 07/15/46	205,000	189,728
3.75%, 04/01/51 (a)	260,000	196,069
5.65%, 09/11/55 (a)	250,000	248,495
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	122,680
TPG Operating Group II LP
5.88%, 03/05/34 (a)	210,000	221,918
5.38%, 01/15/36 (a)	150,000	150,461
		33,255,852
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	1,200,000	1,179,420
6.10%, 01/15/27 (a)	300,000	306,534
6.45%, 04/15/27 (a)	175,000	180,568
3.65%, 07/21/27 (a)	480,000	475,920
4.63%, 10/15/27 (a)	225,000	226,825
3.88%, 01/23/28 (a)	300,000	297,750
4.88%, 04/01/28 (a)	250,000	253,887
5.75%, 06/06/28 (a)	190,000	196,920
3.00%, 10/29/28 (a)	1,050,000	1,012,242
5.10%, 01/19/29 (a)	200,000	204,830
4.63%, 09/10/29 (a)	350,000	353,370
6.15%, 09/30/30 (a)	300,000	321,531
4.38%, 11/15/30 (a)	180,000	179,188
5.38%, 12/15/31 (a)	250,000	258,850
3.30%, 01/30/32 (a)	1,255,000	1,156,759
3.40%, 10/29/33 (a)	475,000	427,566
5.30%, 01/19/34 (a)	150,000	153,480
4.95%, 09/10/34 (a)	300,000	298,962
5.00%, 11/15/35 (a)	180,000	178,297
3.85%, 10/29/41 (a)	460,000	378,865
6.95%, 03/10/55 (a)(b)	200,000	209,540
6.50%, 01/31/56 (a)(b)	150,000	154,944
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	145,983
3.63%, 04/01/27 (a)	150,000	148,410
3.63%, 12/01/27 (a)	199,000	196,226
5.85%, 12/15/27 (a)	200,000	206,050
5.30%, 02/01/28 (a)	125,000	127,305
2.10%, 09/01/28 (a)	200,000	187,312
4.63%, 10/01/28 (a)	200,000	200,984
3.25%, 10/01/29 (a)	250,000	237,582
3.00%, 02/01/30 (a)	300,000	279,591
3.13%, 12/01/30 (a)	265,000	245,061
5.20%, 07/15/31 (a)	150,000	152,918
2.88%, 01/15/32 (a)	300,000	268,749
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	230,000	241,909
5.88%, 08/30/30 (a)(d)	120,000	122,220
6.70%, 07/29/31 (a)	350,000	371,112
6.55%, 03/15/32 (a)(d)	150,000	157,469
ARES Capital Corp.
7.00%, 01/15/27	335,000	345,050
2.88%, 06/15/27 (a)	160,000	156,315

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 06/15/28 (a)	350,000	334,327
5.88%, 03/01/29 (a)	315,000	324,324
5.95%, 07/15/29 (a)	210,000	217,048
5.50%, 09/01/30 (a)	300,000	303,870
5.10%, 01/15/31 (a)	190,000	188,636
3.20%, 11/15/31 (a)	300,000	269,043
5.80%, 03/08/32 (a)	245,000	249,812
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	275,000	279,141
5.45%, 09/09/28 (a)(d)	170,000	171,375
4.85%, 01/15/29 (a)(d)	180,000	178,178
6.35%, 08/15/29 (a)	225,000	233,203
5.60%, 02/15/30 (a)	200,000	202,142
5.80%, 09/09/30 (a)(d)	150,000	152,508
5.15%, 01/15/31 (a)(d)	150,000	148,293
6.20%, 03/21/32 (a)	200,000	206,722
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	100,000	100,649
Barings BDC, Inc.
3.30%, 11/23/26 (a)	110,000	108,152
5.20%, 09/15/28 (a)	90,000	89,354
7.00%, 02/15/29 (a)	85,000	88,434
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	110,000	109,819
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	310,000	302,910
3.25%, 03/15/27 (a)	300,000	294,330
4.95%, 09/26/27 (a)	125,000	125,751
7.30%, 11/27/28 (a)	200,000	213,678
4.00%, 01/15/29 (a)	250,000	244,277
5.60%, 11/22/29 (a)	300,000	305,586
5.25%, 04/01/30 (a)	100,000	100,446
5.05%, 09/10/30 (a)	150,000	148,224
6.25%, 01/25/31 (a)	100,000	104,560
6.00%, 01/29/32 (a)	350,000	361,266
6.00%, 11/22/34 (a)	200,000	204,962
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	230,000	222,582
5.88%, 11/15/27 (a)	115,000	117,869
5.35%, 04/13/28 (a)	290,000	294,144
2.85%, 09/30/28 (a)	200,000	189,536
5.30%, 06/30/30 (a)	150,000	151,148
Blue Owl Capital Corp.
8.45%, 11/15/26 (a)	150,000	155,558
2.63%, 01/15/27 (a)	275,000	267,737
3.13%, 04/13/27 (a)	220,000	214,251
2.88%, 06/11/28 (a)	250,000	236,572
5.95%, 03/15/29 (a)	200,000	203,798
6.20%, 07/15/30 (a)	100,000	102,896
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (a)	150,000	149,834
7.75%, 09/16/27 (a)	150,000	157,703
7.95%, 06/13/28 (a)	200,000	214,418
7.75%, 01/15/29 (a)	150,000	161,054
6.60%, 09/15/29 (a)	200,000	208,588
5.80%, 03/15/30 (a)	250,000	253,557
6.65%, 03/15/31 (a)	250,000	262,767
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	97,105
6.10%, 03/15/28 (a)(d)	185,000	187,457
6.75%, 04/04/29 (a)	235,000	242,539
Capital Southwest Corp.
5.95%, 09/18/30 (a)	100,000	100,257
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	100,000	104,082
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	115,000	119,221
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	285,000	277,117
3.25%, 07/15/27 (a)	145,000	140,157
3.13%, 10/12/28 (a)	210,000	194,699
7.88%, 01/15/29 (a)	115,000	120,863
6.88%, 08/15/29 (a)	175,000	179,288
6.13%, 01/15/30 (a)	125,000	124,445
6.13%, 01/15/31 (a)	120,000	118,908
GATX Corp.
3.85%, 03/30/27 (a)	100,000	99,486
3.50%, 03/15/28 (a)	150,000	147,347
4.55%, 11/07/28 (a)	105,000	105,712
4.70%, 04/01/29 (a)	255,000	258,203
4.00%, 06/30/30 (a)	200,000	196,730
1.90%, 06/01/31 (a)	125,000	109,160
3.50%, 06/01/32 (a)	125,000	116,088
5.45%, 09/15/33 (a)	130,000	134,274
6.05%, 03/15/34 (a)	245,000	262,718
6.90%, 05/01/34 (a)	150,000	168,923
5.20%, 03/15/44 (a)	100,000	95,315
3.10%, 06/01/51 (a)	295,000	190,629
6.05%, 06/05/54 (a)	205,000	213,095
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	130,000	133,055
5.65%, 09/09/30 (a)	120,000	120,772
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(d)	100,000	101,602
6.25%, 05/06/30 (a)(d)	150,000	153,401
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	180,000	173,497
7.05%, 12/05/28 (a)	100,000	105,773
6.00%, 07/15/29 (a)	150,000	153,339
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	150,000	150,827
5.80%, 09/12/29 (a)	300,000	304,290
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	220,970
6.00%, 06/16/30 (a)	100,000	102,066
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	200,000	201,924
4.90%, 09/11/28 (a)(d)	180,000	179,089
6.75%, 01/30/29 (a)	230,000	239,952
6.25%, 09/30/29 (a)	120,000	123,936
5.45%, 11/15/30 (a)(d)	150,000	149,927
5.95%, 04/14/32 (a)	200,000	203,596
Main Street Capital Corp.
6.50%, 06/04/27 (a)	175,000	178,957
5.40%, 08/15/28 (a)	100,000	100,435
6.95%, 03/01/29 (a)	100,000	104,894
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	149,777
6.15%, 05/17/29 (a)	200,000	207,240
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	150,000	151,913
New Mountain Finance Corp.
6.20%, 10/15/27	85,000	86,835
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	90,000	89,587
5.75%, 02/01/30 (a)	75,000	75,343
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	77,511

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	195,000	189,232
7.10%, 02/15/29 (a)	60,000	62,145
6.34%, 02/27/30 (a)	100,000	100,606
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	157,538
6.50%, 07/23/29 (a)	120,000	124,609
6.19%, 07/15/30 (a)(d)	120,000	122,640
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	223,574
5.75%, 01/15/30 (a)	150,000	152,403
6.13%, 07/15/30 (a)(d)	250,000	258,767
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	25,000	26,404
5.63%, 08/15/30 (a)	100,000	101,503
		31,785,273
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	234,000	222,391
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	170,000	174,750
6.38%, 07/01/34 (a)	310,000	315,643
6.75%, 07/15/35 (a)	120,000	123,822
J Paul Getty Trust
4.91%, 04/01/35 (a)	150,000	153,966
ORIX Corp.
3.70%, 07/18/27	143,000	141,866
5.00%, 09/13/27 (c)	150,000	152,339
4.65%, 09/10/29	200,000	202,476
4.45%, 09/09/30	150,000	149,787
2.25%, 03/09/31	190,000	169,575
5.20%, 09/13/32	200,000	206,888
5.40%, 02/25/35	150,000	154,835
		2,168,338
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	205,000	247,423
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	290,000	293,048
Aetna, Inc.
6.63%, 06/15/36	265,000	291,497
6.75%, 12/15/37	230,000	254,343
4.50%, 05/15/42 (a)	135,000	116,728
4.75%, 03/15/44 (a)	125,000	108,430
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	245,025
4.00%, 10/15/46 (a)	150,000	122,514
4.75%, 01/15/49 (a)	205,000	184,322
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	97,703
4.90%, 09/15/44 (a)	50,000	46,970
3.25%, 08/15/51 (a)	215,000	149,410
Allstate Corp.
3.28%, 12/15/26 (a)	165,000	163,428
5.05%, 06/24/29 (a)	150,000	154,335
1.45%, 12/15/30 (a)	215,000	185,726
5.25%, 03/30/33 (a)	200,000	207,644
5.35%, 06/01/33	104,000	108,557
5.55%, 05/09/35	200,000	209,746
5.95%, 04/01/36	150,000	161,274
4.50%, 06/15/43	100,000	88,848
4.20%, 12/15/46 (a)	201,000	168,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 08/10/49 (a)	150,000	117,594
6.50%, 05/15/67 (a)(b)	155,000	164,165
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	104,247
5.00%, 09/23/35 (a)	100,000	97,982
4.50%, 06/15/47 (a)	170,000	143,298
American International Group, Inc.
4.85%, 05/07/30 (a)	225,000	230,445
3.40%, 06/30/30 (a)	100,000	95,846
5.13%, 03/27/33 (a)	250,000	257,352
3.88%, 01/15/35 (a)	190,000	176,679
5.45%, 05/07/35 (a)	200,000	208,422
4.50%, 07/16/44 (a)	300,000	267,960
4.75%, 04/01/48 (a)	280,000	253,621
4.38%, 06/30/50 (a)	300,000	255,096
American National Group, Inc.
5.00%, 06/15/27 (a)	220,000	221,896
5.75%, 10/01/29 (a)	150,000	155,202
6.00%, 07/15/35 (a)	200,000	204,476
Aon Corp.
8.21%, 01/01/27	230,000	241,153
4.50%, 12/15/28 (a)	100,000	101,041
3.75%, 05/02/29 (a)	100,000	98,592
2.80%, 05/15/30 (a)	335,000	314,796
6.25%, 09/30/40	150,000	164,417
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	147,165
2.05%, 08/23/31 (a)	200,000	175,790
5.00%, 09/12/32 (a)	155,000	159,590
5.35%, 02/28/33 (a)	200,000	208,936
2.90%, 08/23/51 (a)	245,000	155,024
3.90%, 02/28/52 (a)	260,000	197,753
Aon Global Ltd.
4.60%, 06/14/44 (a)	180,000	159,368
4.75%, 05/15/45 (a)	230,000	207,920
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	177,536
5.15%, 03/01/29 (a)	255,000	262,594
5.30%, 03/01/31 (a)	150,000	156,437
5.45%, 03/01/34 (a)	595,000	620,186
5.75%, 03/01/54 (a)	570,000	575,329
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	180,000	179,793
5.03%, 12/15/46 (a)	150,000	139,880
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	87,328
3.64%, 06/30/50 (a)	320,000	239,507
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	167,526
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	200,000	202,048
5.00%, 02/15/32 (a)	200,000	204,162
5.50%, 03/02/33 (a)	255,000	265,794
6.50%, 02/15/34 (a)	125,000	138,610
5.45%, 07/15/34 (a)	205,000	212,458
5.15%, 02/15/35 (a)	500,000	506,155
3.50%, 05/20/51 (a)	310,000	219,991
3.05%, 03/09/52 (a)	240,000	155,616
5.75%, 03/02/53 (a)	190,000	189,728
6.75%, 02/15/54 (a)	200,000	225,608
5.55%, 02/15/55 (a)	400,000	391,624
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	130,000	136,074
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	101,222
3.70%, 02/22/30 (a)	155,000	150,358

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 01/15/32 (a)	100,000	87,888
5.55%, 02/15/36 (a)	90,000	91,201
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	145,000	152,595
3.15%, 06/15/31 (a)	100,000	93,953
3.60%, 09/15/51 (a)	160,000	114,498
Athene Holding Ltd.
4.13%, 01/12/28 (a)	415,000	414,307
6.15%, 04/03/30 (a)	125,000	133,406
3.50%, 01/15/31 (a)	200,000	189,858
6.65%, 02/01/33 (a)	125,000	136,101
5.88%, 01/15/34 (a)	200,000	209,356
3.95%, 05/25/51 (a)	100,000	72,980
3.45%, 05/15/52 (a)	145,000	95,672
6.25%, 04/01/54 (a)	355,000	362,632
6.63%, 10/15/54 (a)(b)	205,000	207,921
6.63%, 05/19/55 (a)	230,000	246,599
6.88%, 06/28/55 (a)(b)	100,000	102,481
AXA SA
8.60%, 12/15/30	200,000	238,262
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	125,000	123,173
4.90%, 01/15/40 (a)(b)	165,000	160,750
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,560
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	244,882
1.85%, 03/12/30 (a)	150,000	137,105
1.45%, 10/15/30 (a)	300,000	265,599
2.88%, 03/15/32 (a)	275,000	257,361
5.75%, 01/15/40	250,000	273,007
4.40%, 05/15/42	190,000	177,644
4.30%, 05/15/43	115,000	103,836
4.20%, 08/15/48 (a)	655,000	560,477
4.25%, 01/15/49 (a)	600,000	515,940
2.85%, 10/15/50 (a)	540,000	354,758
2.50%, 01/15/51 (a)	335,000	205,311
3.85%, 03/15/52 (a)	805,000	633,253
Berkshire Hathaway, Inc.
4.50%, 02/11/43 (c)	50,000	47,545
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	246,875
5.63%, 05/15/30 (a)(c)	200,000	205,270
4.70%, 06/22/47 (a)	305,000	242,658
3.85%, 12/22/51 (a)	160,000	105,834
Brown & Brown, Inc.
4.60%, 12/23/26	120,000	120,625
4.70%, 06/23/28 (a)	150,000	151,547
4.50%, 03/15/29 (a)	115,000	115,451
4.90%, 06/23/30 (a)	230,000	233,312
2.38%, 03/15/31 (a)	200,000	178,080
4.20%, 03/17/32 (a)	185,000	178,878
5.25%, 06/23/32 (a)	150,000	154,025
5.65%, 06/11/34 (a)	100,000	103,784
5.55%, 06/23/35 (a)	290,000	298,422
4.95%, 03/17/52 (a)	200,000	176,728
6.25%, 06/23/55 (a)	300,000	315,957
Centene Corp.
4.25%, 12/15/27 (a)	730,000	717,838
2.45%, 07/15/28 (a)	675,000	628,189
4.63%, 12/15/29 (a)	955,000	926,808
3.38%, 02/15/30 (a)	630,000	580,318
3.00%, 10/15/30 (a)	685,000	612,363
2.50%, 03/01/31 (a)	705,000	607,795
2.63%, 08/01/31 (a)	400,000	343,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb Corp.
6.00%, 05/11/37	300,000	328,695
6.50%, 05/15/38	120,000	136,592
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	200,000	204,114
1.38%, 09/15/30 (a)	350,000	307,100
5.00%, 03/15/34 (a)	290,000	297,569
4.90%, 08/15/35 (a)	370,000	372,409
4.15%, 03/13/43	150,000	131,406
4.35%, 11/03/45 (a)	400,000	353,564
2.85%, 12/15/51 (a)	265,000	173,816
3.05%, 12/15/61 (a)	360,000	226,490
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	176,695
6.13%, 11/01/34	60,000	64,739
CNA Financial Corp.
3.45%, 08/15/27 (a)	220,000	217,514
3.90%, 05/01/29 (a)	180,000	177,851
2.05%, 08/15/30 (a)	160,000	143,128
5.50%, 06/15/33 (a)	215,000	223,239
5.20%, 08/15/35 (a)	150,000	150,512
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	234,204
6.45%, 06/15/34 (a)	150,000	159,372
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	396,716
3.85%, 04/05/29 (a)	400,000	394,424
3.90%, 04/05/32 (a)	520,000	496,756
5.75%, 01/15/34 (a)	210,000	221,096
4.35%, 04/05/42 (a)	150,000	130,553
4.40%, 04/05/52 (a)	350,000	290,066
6.88%, 12/15/52 (a)(b)	280,000	287,171
6.38%, 09/15/54 (a)(b)	200,000	205,762
Elevance Health, Inc.
3.65%, 12/01/27 (a)	500,000	496,475
4.10%, 03/01/28 (a)	350,000	349,874
4.00%, 09/15/28 (a)	220,000	219,045
5.15%, 06/15/29 (a)	175,000	180,140
2.88%, 09/15/29 (a)	210,000	199,515
4.75%, 02/15/30 (a)	225,000	228,915
2.25%, 05/15/30 (a)	350,000	319,588
2.55%, 03/15/31 (a)	355,000	322,546
4.95%, 11/01/31 (a)	200,000	203,714
4.10%, 05/15/32 (a)	100,000	97,080
4.60%, 09/15/32 (a)	220,000	218,764
5.50%, 10/15/32 (a)	200,000	210,312
4.75%, 02/15/33 (a)	355,000	356,413
5.38%, 06/15/34 (a)	300,000	309,486
5.95%, 12/15/34	120,000	128,183
5.20%, 02/15/35 (a)	300,000	305,838
5.00%, 01/15/36 (a)	290,000	288,060
5.85%, 01/15/36	100,000	106,172
6.38%, 06/15/37	65,000	71,282
4.63%, 05/15/42	255,000	230,056
4.65%, 01/15/43	300,000	269,385
5.10%, 01/15/44	240,000	227,472
4.65%, 08/15/44 (a)	250,000	222,337
4.38%, 12/01/47 (a)	410,000	342,452
4.55%, 03/01/48 (a)	250,000	213,732
3.70%, 09/15/49 (a)	285,000	209,714
3.13%, 05/15/50 (a)	300,000	198,891
3.60%, 03/15/51 (a)	365,000	262,092
4.55%, 05/15/52 (a)	260,000	217,792
6.10%, 10/15/52 (a)	215,000	224,555
5.13%, 02/15/53 (a)	260,000	237,856
5.65%, 06/15/54 (a)	320,000	314,925
5.70%, 02/15/55 (a)	400,000	396,520

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 09/15/55 (a)	150,000	148,785
5.85%, 11/01/64 (a)	200,000	199,090
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	266,852
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	120,000	119,230
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	151,523
3.10%, 09/01/31 (a)	185,000	165,475
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	552,249
5.00%, 04/20/48 (a)	450,000	414,049
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	157,224
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	160,000	145,979
3.50%, 10/15/50 (a)	290,000	205,123
3.13%, 10/15/52 (a)	345,000	223,101
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	157,599
6.50%, 06/04/29 (a)	150,000	156,545
6.25%, 10/04/34 (a)	205,000	209,393
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	268,503
4.63%, 04/29/30 (a)	300,000	301,302
5.63%, 08/16/32 (a)	225,000	234,263
6.00%, 12/07/33 (a)	200,000	212,860
6.35%, 03/22/54 (a)	250,000	264,760
6.10%, 03/15/55 (a)	255,000	262,579
6.50%, 05/20/55 (a)(d)	100,000	107,694
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	189,940
2.45%, 03/15/31 (a)	200,000	177,294
3.20%, 09/17/51 (a)	245,000	157,493
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	145,145
2.40%, 08/15/31 (a)	200,000	174,550
Globe Life, Inc.
4.55%, 09/15/28 (a)	165,000	166,475
2.15%, 08/15/30 (a)	150,000	134,865
4.80%, 06/15/32 (a)	150,000	150,983
5.85%, 09/15/34 (a)	145,000	152,392
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	115,000	103,900
5.50%, 09/01/35 (a)	150,000	151,844
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	156,420
5.95%, 10/15/36	170,000	183,246
6.10%, 10/01/41	150,000	159,462
4.40%, 03/15/48 (a)	75,000	65,231
3.60%, 08/19/49 (a)	350,000	264,386
2.90%, 09/15/51 (a)	125,000	81,293
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	140,000	150,326
4.70%, 10/01/30 (a)	90,000	89,137
Humana, Inc.
1.35%, 02/03/27 (a)	270,000	259,959
3.95%, 03/15/27 (a)	150,000	149,514
5.75%, 03/01/28 (a)	100,000	103,217
5.75%, 12/01/28 (a)	130,000	135,534
3.70%, 03/23/29 (a)	275,000	268,807
3.13%, 08/15/29 (a)	145,000	138,094
4.88%, 04/01/30 (a)	165,000	167,109
5.38%, 04/15/31 (a)	350,000	360,402
2.15%, 02/03/32 (a)	305,000	260,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 03/01/33 (a)	250,000	263,085
5.95%, 03/15/34 (a)	250,000	263,032
5.55%, 05/01/35 (a)	220,000	224,257
4.63%, 12/01/42 (a)	125,000	108,460
4.95%, 10/01/44 (a)	250,000	222,722
4.80%, 03/15/47 (a)	150,000	128,183
3.95%, 08/15/49 (a)	150,000	111,299
5.50%, 03/15/53 (a)	225,000	208,114
5.75%, 04/15/54 (a)	300,000	286,680
6.00%, 05/01/55 (a)	100,000	99,063
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	146,959
3.13%, 11/23/31 (a)	150,000	135,923
5.67%, 06/08/32 (a)	145,000	150,820
4.00%, 11/23/51 (a)	90,000	65,060
Kemper Corp.
2.40%, 09/30/30 (a)	185,000	163,688
3.80%, 02/23/32 (a)	100,000	92,411
Lincoln National Corp.
3.63%, 12/12/26 (a)	189,000	187,711
3.80%, 03/01/28 (a)	250,000	247,372
3.05%, 01/15/30 (a)	195,000	185,291
3.40%, 01/15/31 (a)	150,000	141,729
6.30%, 10/09/37	150,000	161,241
7.00%, 06/15/40	150,000	171,245
Loews Corp.
3.20%, 05/15/30 (a)	165,000	157,887
6.00%, 02/01/35	110,000	118,991
4.13%, 05/15/43 (a)	150,000	127,715
Manulife Financial Corp.
2.48%, 05/19/27 (a)	125,000	121,906
4.06%, 02/24/32 (a)(b)	300,000	297,963
3.70%, 03/16/32 (a)	150,000	143,814
5.38%, 03/04/46	185,000	185,113
Markel Group, Inc.
3.50%, 11/01/27 (a)	165,000	162,906
3.35%, 09/17/29 (a)	110,000	106,275
5.00%, 04/05/46	100,000	91,268
4.30%, 11/01/47 (a)	100,000	81,931
5.00%, 05/20/49 (a)	260,000	234,229
4.15%, 09/17/50 (a)	200,000	157,696
3.45%, 05/07/52 (a)	240,000	165,394
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	303,429
4.38%, 03/15/29 (a)	510,000	514,748
4.65%, 03/15/30 (a)	300,000	305,283
2.25%, 11/15/30 (a)	290,000	263,131
4.85%, 11/15/31 (a)	300,000	306,990
5.75%, 11/01/32 (a)	150,000	161,268
5.40%, 09/15/33 (a)	200,000	210,050
5.00%, 03/15/35 (a)	600,000	607,722
4.75%, 03/15/39 (a)	205,000	197,805
5.35%, 11/15/44 (a)	75,000	74,417
4.35%, 01/30/47 (a)	200,000	171,476
4.20%, 03/01/48 (a)	175,000	146,860
4.90%, 03/15/49 (a)	375,000	345,157
2.90%, 12/15/51 (a)	195,000	125,414
5.45%, 03/15/53 (a)	155,000	153,628
5.70%, 09/15/53 (a)	300,000	308,061
5.45%, 03/15/54 (a)	175,000	173,418
5.40%, 03/15/55 (a)	500,000	491,100
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	149,412
MetLife, Inc.
4.55%, 03/23/30 (a)	375,000	381,607
6.50%, 12/15/32	270,000	305,856
5.38%, 07/15/33 (a)	150,000	158,168

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 06/15/34	250,000	279,360
5.30%, 12/15/34 (a)	50,000	52,060
5.70%, 06/15/35	390,000	417,850
5.88%, 02/06/41	235,000	249,391
4.13%, 08/13/42	290,000	249,858
4.88%, 11/13/43	125,000	117,906
4.72%, 12/15/44	235,000	216,174
4.05%, 03/01/45	260,000	219,349
4.60%, 05/13/46 (a)	335,000	306,987
5.00%, 07/15/52 (a)	300,000	280,713
5.25%, 01/15/54 (a)	235,000	229,111
6.35%, 03/15/55 (a)(b)	250,000	266,517
6.40%, 12/15/66 (a)	420,000	443,449
10.75%, 08/01/69 (a)(b)	225,000	302,319
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	199,922
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	160,000	161,846
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,813
Old Republic International Corp.
5.75%, 03/28/34 (a)	160,000	167,024
3.85%, 06/11/51 (a)	190,000	137,853
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	200,000	195,918
4.50%, 10/01/50 (a)(b)	150,000	142,817
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	180,894
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	190,000	187,935
3.70%, 05/15/29 (a)	170,000	166,797
2.13%, 06/15/30 (a)	260,000	235,568
4.63%, 09/15/42	135,000	123,668
4.35%, 05/15/43	170,000	149,964
4.30%, 11/15/46 (a)	150,000	128,763
5.50%, 03/15/53 (a)	50,000	49,920
Progressive Corp.
4.00%, 03/01/29 (a)	205,000	205,082
6.63%, 03/01/29	185,000	199,643
3.20%, 03/26/30 (a)	255,000	245,537
3.00%, 03/15/32 (a)	150,000	138,591
6.25%, 12/01/32	210,000	233,753
4.95%, 06/15/33 (a)	50,000	51,468
4.35%, 04/25/44	150,000	132,071
3.70%, 01/26/45	150,000	120,162
4.13%, 04/15/47 (a)	350,000	295,347
4.20%, 03/15/48 (a)	175,000	149,126
3.95%, 03/26/50 (a)	150,000	121,226
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	92,000	92,123
2.10%, 03/10/30 (a)	150,000	138,320
5.75%, 07/15/33	220,000	239,114
5.70%, 12/14/36	110,000	117,215
6.63%, 12/01/37	150,000	171,188
3.00%, 03/10/40 (a)	255,000	199,050
4.60%, 05/15/44	200,000	180,728
4.50%, 09/15/47 (a)(b)	345,000	341,446
3.91%, 12/07/47 (a)	260,000	208,525
4.42%, 03/27/48 (a)	200,000	171,972
5.70%, 09/15/48 (a)(b)	415,000	423,462
3.94%, 12/07/49 (a)	355,000	280,833
4.35%, 02/25/50 (a)	250,000	212,525
3.70%, 10/01/50 (a)(b)	280,000	261,570
3.70%, 03/13/51 (a)	455,000	344,749
5.13%, 03/01/52 (a)(b)	350,000	350,913
6.00%, 09/01/52 (a)(b)	300,000	313,011
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/53 (a)(b)	150,000	161,766
6.50%, 03/15/54 (a)(b)	200,000	214,164
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	287,844
3.63%, 03/24/32 (a)	110,000	105,116
Radian Group, Inc.
4.88%, 03/15/27 (a)	145,000	145,480
6.20%, 05/15/29 (a)	230,000	240,679
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	197,644
3.15%, 06/15/30 (a)	295,000	279,002
6.00%, 09/15/33 (a)	150,000	160,215
5.75%, 09/15/34 (a)	200,000	209,192
6.65%, 09/15/55 (a)(b)	200,000	210,188
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	202,798
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	260,000	254,517
5.80%, 04/01/35 (a)	115,000	120,681
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	10,000	10,431
5.38%, 03/01/49 (a)	100,000	92,268
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	165,000	174,521
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	190,000	170,514
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	152,700
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	100,000	101,834
6.75%, 06/20/36	50,000	57,635
6.25%, 06/15/37	235,000	262,072
5.35%, 11/01/40	250,000	255,075
4.60%, 08/01/43	225,000	205,663
4.30%, 08/25/45 (a)	115,000	99,788
3.75%, 05/15/46 (a)	225,000	180,074
4.00%, 05/30/47 (a)	190,000	156,801
4.10%, 03/04/49 (a)	200,000	165,222
2.55%, 04/27/50 (a)	225,000	138,652
3.05%, 06/08/51 (a)	275,000	186,392
5.45%, 05/25/53 (a)	180,000	180,670
5.70%, 07/24/55 (a)	100,000	103,746
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	207,825
UnitedHealth Group, Inc.
3.45%, 01/15/27	250,000	248,617
3.38%, 04/15/27	130,000	128,868
4.60%, 04/15/27 (a)	200,000	201,736
3.70%, 05/15/27 (a)	125,000	124,541
2.95%, 10/15/27	315,000	308,851
5.25%, 02/15/28 (a)	325,000	333,801
3.85%, 06/15/28	350,000	348,775
4.40%, 06/15/28 (a)	200,000	201,974
3.88%, 12/15/28	250,000	248,742
4.25%, 01/15/29 (a)	315,000	316,219
4.70%, 04/15/29 (a)	30,000	30,558
4.00%, 05/15/29 (a)	300,000	299,178
2.88%, 08/15/29	340,000	324,588
4.80%, 01/15/30 (a)	300,000	306,672
5.30%, 02/15/30 (a)	400,000	416,452
2.00%, 05/15/30	400,000	362,728
4.65%, 01/15/31 (a)	235,000	238,379
4.90%, 04/15/31 (a)	300,000	307,680
2.30%, 05/15/31 (a)	425,000	381,008
4.95%, 01/15/32 (a)	400,000	409,800
4.20%, 05/15/32 (a)	455,000	448,603

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 02/15/33 (a)	560,000	585,816
4.50%, 04/15/33 (a)	475,000	470,335
5.00%, 04/15/34 (a)	395,000	401,549
5.15%, 07/15/34 (a)	580,000	595,538
5.30%, 06/15/35 (a)	290,000	299,996
4.63%, 07/15/35	310,000	306,147
5.80%, 03/15/36	275,000	294,789
6.50%, 06/15/37	175,000	196,063
6.63%, 11/15/37	200,000	226,946
6.88%, 02/15/38	300,000	347,823
3.50%, 08/15/39 (a)	405,000	338,118
2.75%, 05/15/40 (a)	300,000	223,788
5.70%, 10/15/40 (a)	85,000	88,210
5.95%, 02/15/41 (a)	125,000	132,634
3.05%, 05/15/41 (a)	445,000	338,908
4.63%, 11/15/41 (a)	173,000	159,980
4.38%, 03/15/42 (a)	175,000	155,678
3.95%, 10/15/42 (a)	185,000	155,402
4.25%, 03/15/43 (a)	150,000	130,596
5.50%, 07/15/44 (a)	450,000	451,300
4.75%, 07/15/45	585,000	533,029
4.20%, 01/15/47 (a)	220,000	182,750
4.25%, 04/15/47 (a)	135,000	112,475
3.75%, 10/15/47 (a)	300,000	230,649
4.25%, 06/15/48 (a)	400,000	331,432
4.45%, 12/15/48 (a)	350,000	297,909
3.70%, 08/15/49 (a)	365,000	273,630
2.90%, 05/15/50 (a)	395,000	254,984
3.25%, 05/15/51 (a)	535,000	365,426
4.75%, 05/15/52 (a)	585,000	515,824
5.88%, 02/15/53 (a)	500,000	515,270
5.05%, 04/15/53 (a)	585,000	536,650
5.38%, 04/15/54 (a)	530,000	509,203
5.63%, 07/15/54 (a)	815,000	811,463
5.95%, 06/15/55 (a)	245,000	255,459
3.88%, 08/15/59 (a)	390,000	286,248
3.13%, 05/15/60 (a)	290,000	180,174
4.95%, 05/15/62 (a)	275,000	242,294
6.05%, 02/15/63 (a)	440,000	460,693
5.20%, 04/15/63 (a)	555,000	508,608
5.50%, 04/15/64 (a)	345,000	331,169
5.75%, 07/15/64 (a)	550,000	548,817
Unum Group
4.00%, 06/15/29 (a)	170,000	167,950
5.75%, 08/15/42	150,000	150,614
4.50%, 12/15/49 (a)	150,000	122,970
4.13%, 06/15/51 (a)	185,000	141,688
6.00%, 06/15/54 (a)	100,000	101,322
Voya Financial, Inc.
5.70%, 07/15/43	175,000	176,794
4.80%, 06/15/46	100,000	89,960
4.70%, 01/23/48 (a)(b)	150,000	144,953
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	93,386
4.00%, 05/12/50 (a)	150,000	117,699
3.55%, 03/30/52 (a)	150,000	107,069
3.15%, 09/30/61 (a)	125,000	79,163
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	226,777
4.50%, 09/15/28 (a)	150,000	151,445
2.95%, 09/15/29 (a)	260,000	247,049
5.35%, 05/15/33 (a)	250,000	258,602
5.05%, 09/15/48 (a)	160,000	146,301
3.88%, 09/15/49 (a)	255,000	193,757
5.90%, 03/05/54 (a)	75,000	76,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XL Group Ltd.
5.25%, 12/15/43	135,000	131,922
		105,665,134
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	280,000	261,366
2.60%, 06/15/33 (a)	75,000	64,214
5.63%, 06/15/34 (a)	150,000	156,214
5.60%, 06/15/35 (a)	100,000	104,396
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	150,000	149,133
4.50%, 07/30/29 (a)	160,000	160,597
2.75%, 12/15/29 (a)	200,000	187,630
4.70%, 07/01/30 (a)	120,000	121,201
4.90%, 12/15/30 (a)	250,000	254,660
3.38%, 08/15/31 (a)	230,000	215,400
2.00%, 05/18/32 (a)	240,000	203,102
1.88%, 02/01/33 (a)	350,000	287,532
2.95%, 03/15/34 (a)	300,000	259,296
4.75%, 04/15/35 (a)	150,000	146,793
5.25%, 05/15/36 (a)	125,000	125,871
4.85%, 04/15/49 (a)	100,000	87,175
4.00%, 02/01/50 (a)	230,000	176,702
3.00%, 05/18/51 (a)	240,000	151,097
3.55%, 03/15/52 (a)	300,000	209,616
5.15%, 04/15/53 (a)	150,000	135,647
5.63%, 05/15/54 (a)	180,000	174,040
American Assets Trust LP
3.38%, 02/01/31 (a)	20,000	18,173
6.15%, 10/01/34 (a)	150,000	152,925
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	224,678
4.90%, 02/15/29 (a)	100,000	101,764
2.38%, 07/15/31 (a)	390,000	345,770
3.63%, 04/15/32 (a)	150,000	140,654
5.50%, 02/01/34 (a)	150,000	155,107
3.38%, 07/15/51 (a)	215,000	146,301
4.30%, 04/15/52 (a)	125,000	100,376
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	265,000	261,240
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	100,000	98,923
3.35%, 05/15/27 (a)	200,000	197,828
3.20%, 01/15/28 (a)	150,000	147,323
3.30%, 06/01/29 (a)	230,000	223,222
2.30%, 03/01/30 (a)	250,000	230,635
2.45%, 01/15/31 (a)	200,000	181,898
2.05%, 01/15/32 (a)	200,000	175,072
5.30%, 12/07/33 (a)	185,000	192,431
5.35%, 06/01/34 (a)	100,000	104,086
5.00%, 08/01/35 (a)	120,000	121,025
3.90%, 10/15/46 (a)	150,000	120,504
4.35%, 04/15/48 (a)	100,000	85,819
Boston Properties LP
2.75%, 10/01/26 (a)	225,000	221,409
6.75%, 12/01/27 (a)	150,000	157,531
4.50%, 12/01/28 (a)	300,000	300,003
3.40%, 06/21/29 (a)	350,000	336,171
2.90%, 03/15/30 (a)	265,000	246,251
3.25%, 01/30/31 (a)	383,000	356,332
2.55%, 04/01/32 (a)	350,000	302,977
2.45%, 10/01/33 (a)	240,000	196,610
6.50%, 01/15/34 (a)	100,000	107,978
5.75%, 01/15/35 (a)	250,000	255,822

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	150,000	149,417
4.13%, 05/15/29 (a)	250,000	248,012
4.05%, 07/01/30 (a)	225,000	220,817
2.50%, 08/16/31 (a)	225,000	200,198
5.20%, 04/01/32 (a)	125,000	128,390
4.85%, 02/15/33 (a)	120,000	119,832
5.50%, 02/15/34 (a)	170,000	175,476
5.75%, 02/15/35 (a)	100,000	104,747
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	109,545
5.00%, 11/01/32 (a)	100,000	99,480
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	265,490
3.15%, 07/01/29 (a)	116,000	111,773
2.80%, 05/15/30 (a)	250,000	234,697
4.90%, 01/15/34 (a)	100,000	101,533
3.35%, 11/01/49 (a)	120,000	85,734
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	139,055
4.50%, 10/15/30 (a)	120,000	119,236
2.75%, 04/15/31 (a)	150,000	135,842
2.90%, 12/01/33 (a)	100,000	84,946
Cousins Properties LP
5.25%, 07/15/30 (a)	165,000	169,052
5.88%, 10/01/34 (a)	150,000	157,506
CubeSmart LP
2.25%, 12/15/28 (a)	25,000	23,561
4.38%, 02/15/29 (a)	118,000	118,098
3.00%, 02/15/30 (a)	175,000	165,443
2.00%, 02/15/31 (a)	275,000	240,787
5.13%, 11/01/35 (a)	130,000	129,593
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	367,588
5.55%, 01/15/28 (a)	300,000	308,910
4.45%, 07/15/28 (a)	50,000	50,384
3.60%, 07/01/29 (a)	375,000	365,932
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	200,090
3.95%, 01/15/28 (a)	105,000	104,225
2.63%, 11/01/31 (a)	255,000	227,506
EPR Properties
4.75%, 12/15/26 (a)	190,000	190,503
4.50%, 06/01/27 (a)	225,000	225,092
4.95%, 04/15/28 (a)	175,000	176,312
3.75%, 08/15/29 (a)	210,000	202,240
ERP Operating LP
3.25%, 08/01/27 (a)	275,000	271,527
3.50%, 03/01/28 (a)	200,000	197,740
4.15%, 12/01/28 (a)	80,000	80,289
3.00%, 07/01/29 (a)	250,000	240,140
2.50%, 02/15/30 (a)	305,000	284,778
4.95%, 06/15/32 (a)	150,000	153,819
4.65%, 09/15/34 (a)	150,000	148,323
4.50%, 07/01/44 (a)	225,000	200,007
4.50%, 06/01/45 (a)	210,000	186,730
Essential Properties LP
2.95%, 07/15/31 (a)	215,000	194,132
5.40%, 12/01/35 (a)	120,000	120,565
Essex Portfolio LP
3.63%, 05/01/27 (a)	180,000	178,760
1.70%, 03/01/28 (a)	100,000	94,364
4.00%, 03/01/29 (a)	245,000	242,910
3.00%, 01/15/30 (a)	150,000	142,118
1.65%, 01/15/31 (a)	150,000	129,635
2.65%, 03/15/32 (a)	250,000	222,967
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 04/01/34 (a)	75,000	77,996
5.38%, 04/01/35 (a)	75,000	77,514
4.50%, 03/15/48 (a)	114,000	99,060
2.65%, 09/01/50 (a)	100,000	61,048
Extra Space Storage LP
3.88%, 12/15/27 (a)	200,000	198,680
5.70%, 04/01/28 (a)	250,000	258,377
3.90%, 04/01/29 (a)	200,000	197,264
4.00%, 06/15/29 (a)	150,000	148,538
5.50%, 07/01/30 (a)	200,000	208,726
2.20%, 10/15/30 (a)	325,000	291,554
2.55%, 06/01/31 (a)	150,000	135,141
2.35%, 03/15/32 (a)	200,000	173,962
4.95%, 01/15/33 (a)	240,000	241,663
5.40%, 02/01/34 (a)	230,000	237,190
5.40%, 06/15/35 (a)	150,000	153,429
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	196,978
5.38%, 05/01/28 (a)	120,000	123,248
3.20%, 06/15/29 (a)	215,000	206,619
4.50%, 12/01/44 (a)	200,000	176,636
First Industrial LP
5.25%, 01/15/31 (a)	150,000	153,861
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	225,000	223,387
3.10%, 02/15/30 (a)	325,000	306,312
Healthpeak OP LLC
1.35%, 02/01/27 (a)	175,000	168,523
3.50%, 07/15/29 (a)	260,000	252,182
3.00%, 01/15/30 (a)	300,000	283,698
5.25%, 12/15/32 (a)	200,000	205,902
4.75%, 01/15/33 (a)	150,000	149,144
5.38%, 02/15/35 (a)	25,000	25,577
6.75%, 02/01/41 (a)	175,000	194,665
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,769
4.13%, 03/15/28 (a)	200,000	197,938
4.20%, 04/15/29 (a)	200,000	196,010
3.05%, 02/15/30 (a)	35,000	32,464
2.60%, 02/01/31 (a)	160,000	141,592
7.65%, 02/01/34 (a)	100,000	113,877
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	200,000	190,124
3.50%, 09/15/30 (a)	320,000	300,611
5.70%, 06/15/32 (a)	150,000	154,739
5.70%, 07/01/34 (a)	150,000	153,761
5.50%, 04/15/35 (a)	200,000	201,570
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	141,653
5.45%, 08/15/30 (a)	150,000	156,091
2.00%, 08/15/31 (a)	225,000	194,726
4.15%, 04/15/32 (a)	200,000	193,486
4.95%, 01/15/33 (a)	180,000	181,004
5.50%, 08/15/33 (a)	30,000	31,158
2.70%, 01/15/34 (a)	250,000	212,495
4.88%, 02/01/35 (a)	100,000	98,825
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	115,712
4.25%, 08/15/29 (a)	100,000	98,102
3.05%, 02/15/30 (a)	150,000	138,573
2.50%, 11/15/32 (a)	190,000	158,063
2.65%, 11/15/33 (a)	100,000	81,990
5.88%, 10/15/35 (a)	120,000	121,607
6.25%, 01/15/36 (a)	150,000	155,505
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	345,362
1.90%, 03/01/28 (a)	250,000	237,845

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 04/01/32 (a)	150,000	138,564
4.60%, 02/01/33 (a)	150,000	149,244
6.40%, 03/01/34 (a)	150,000	166,087
4.85%, 03/01/35 (a)	100,000	99,503
5.30%, 02/01/36 (a)	140,000	143,265
4.25%, 04/01/45 (a)	150,000	127,514
4.13%, 12/01/46 (a)	100,000	82,143
4.45%, 09/01/47 (a)	200,000	172,144
3.70%, 10/01/49 (a)	150,000	112,691
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	99,738
4.95%, 12/15/31 (a)	10,000	10,125
5.20%, 08/15/32 (a)	90,000	91,794
5.50%, 03/01/34 (a)	100,000	103,103
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	150,528
Lineage OP LP
5.25%, 07/15/30 (a)(d)	175,000	177,471
LXP Industrial Trust
6.75%, 11/15/28 (a)	75,000	79,867
2.70%, 09/15/30 (a)	260,000	237,557
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	178,754
4.20%, 06/15/28 (a)	200,000	200,636
3.95%, 03/15/29 (a)	50,000	49,649
2.75%, 03/15/30 (a)	100,000	94,081
1.70%, 02/15/31 (a)	300,000	261,048
5.30%, 02/15/32 (a)	80,000	83,359
4.95%, 03/01/35 (a)	150,000	151,283
2.88%, 09/15/51 (a)	150,000	96,864
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	181,052
5.35%, 02/01/33 (a)	100,000	99,233
NNN REIT, Inc.
3.60%, 12/15/26 (a)	185,000	183,877
3.50%, 10/15/27 (a)	125,000	123,558
4.30%, 10/15/28 (a)	150,000	150,515
2.50%, 04/15/30 (a)	100,000	92,367
5.60%, 10/15/33 (a)	150,000	157,014
5.50%, 06/15/34 (a)	200,000	207,604
4.80%, 10/15/48 (a)	135,000	120,128
3.10%, 04/15/50 (a)	220,000	144,258
3.50%, 04/15/51 (a)	150,000	106,254
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	200,000	200,578
4.75%, 01/15/28 (a)	143,000	144,281
3.63%, 10/01/29 (a)	340,000	326,601
5.20%, 07/01/30 (a)	170,000	172,671
3.38%, 02/01/31 (a)	225,000	208,894
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	88,750
5.25%, 08/15/32 (a)	100,000	102,332
4.95%, 01/15/35 (a)	100,000	98,663
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	190,000	211,003
6.88%, 07/15/29 (a)	125,000	132,329
3.15%, 08/15/30 (a)	145,000	131,873
2.75%, 04/01/32 (a)	25,000	21,305
Prologis LP
3.25%, 10/01/26 (a)	150,000	148,949
4.88%, 06/15/28 (a)	360,000	368,366
3.88%, 09/15/28 (a)	130,000	129,559
4.38%, 02/01/29 (a)	100,000	101,044
2.88%, 11/15/29 (a)	275,000	262,056
2.25%, 04/15/30 (a)	350,000	322,640
1.75%, 07/01/30 (a)	100,000	89,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 10/15/30 (a)	255,000	221,467
1.63%, 03/15/31 (a)	195,000	169,714
2.25%, 01/15/32 (a)	150,000	132,170
4.63%, 01/15/33 (a)	245,000	246,931
4.75%, 06/15/33 (a)	200,000	201,918
5.13%, 01/15/34 (a)	200,000	205,550
5.00%, 03/15/34 (a)	150,000	152,516
5.00%, 01/31/35 (a)	200,000	202,880
5.25%, 05/15/35 (a)	200,000	206,152
4.38%, 09/15/48 (a)	145,000	123,811
3.05%, 03/01/50 (a)	160,000	108,250
3.00%, 04/15/50 (a)	250,000	167,647
2.13%, 10/15/50 (a)	280,000	154,440
5.25%, 06/15/53 (a)	295,000	285,510
5.25%, 03/15/54 (a)	300,000	290,271
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	146,093
3.09%, 09/15/27 (a)	250,000	246,107
1.85%, 05/01/28 (a)	25,000	23,717
1.95%, 11/09/28 (a)	150,000	141,077
5.13%, 01/15/29 (a)	255,000	263,412
3.39%, 05/01/29 (a)	175,000	171,134
4.38%, 07/01/30 (a)	125,000	125,655
2.30%, 05/01/31 (a)	290,000	260,977
2.25%, 11/09/31 (a)	210,000	186,148
5.10%, 08/01/33 (a)	300,000	311,910
5.35%, 08/01/53 (a)	175,000	173,196
Realty Income Corp.
4.13%, 10/15/26 (a)	250,000	250,117
3.00%, 01/15/27 (a)	220,000	217,045
3.95%, 08/15/27 (a)	275,000	274,846
3.40%, 01/15/28 (a)	160,000	157,762
3.65%, 01/15/28 (a)	200,000	198,402
2.20%, 06/15/28 (a)	265,000	252,691
3.25%, 06/15/29 (a)	150,000	145,419
4.00%, 07/15/29 (a)	50,000	49,700
3.10%, 12/15/29 (a)	200,000	192,002
3.40%, 01/15/30 (a)	250,000	242,240
4.85%, 03/15/30 (a)	200,000	205,228
3.25%, 01/15/31 (a)	395,000	374,215
3.20%, 02/15/31 (a)	250,000	235,772
5.63%, 10/13/32 (a)	250,000	265,372
2.85%, 12/15/32 (a)	300,000	267,945
4.90%, 07/15/33 (a)	200,000	202,886
5.13%, 02/15/34 (a)	200,000	205,226
4.65%, 03/15/47 (a)	235,000	210,379
5.38%, 09/01/54 (a)	150,000	147,260
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	168,871
4.13%, 03/15/28 (a)	165,000	165,010
2.95%, 09/15/29 (a)	210,000	200,621
3.70%, 06/15/30 (a)	50,000	48,733
5.25%, 01/15/34 (a)	65,000	66,826
5.10%, 01/15/35 (a)	75,000	75,996
4.40%, 02/01/47 (a)	150,000	128,703
4.65%, 03/15/49 (a)	140,000	122,790
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	44,524
2.15%, 09/01/31 (a)	200,000	174,108
Sabra Health Care LP
3.90%, 10/15/29 (a)	130,000	125,995
3.20%, 12/01/31 (a)	250,000	227,275
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	192,381
2.85%, 01/15/32 (a)	210,000	186,503

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Simon Property Group LP
3.25%, 11/30/26 (a)	200,000	198,252
1.38%, 01/15/27 (a)	100,000	96,720
3.38%, 06/15/27 (a)	250,000	247,590
3.38%, 12/01/27 (a)	175,000	172,956
1.75%, 02/01/28 (a)	300,000	285,096
2.45%, 09/13/29 (a)	400,000	375,676
2.65%, 07/15/30 (a)	200,000	186,350
4.38%, 10/01/30 (a)	210,000	210,571
2.20%, 02/01/31 (a)	200,000	179,830
2.25%, 01/15/32 (a)	125,000	109,918
2.65%, 02/01/32 (a)	250,000	224,280
5.50%, 03/08/33 (a)	200,000	211,168
6.25%, 01/15/34 (a)	160,000	176,653
4.75%, 09/26/34 (a)	200,000	198,792
5.13%, 10/01/35 (a)	240,000	242,806
6.75%, 02/01/40 (a)	170,000	196,129
4.75%, 03/15/42 (a)	200,000	184,966
4.25%, 10/01/44 (a)	100,000	85,493
4.25%, 11/30/46 (a)	175,000	148,454
3.25%, 09/13/49 (a)	405,000	284,504
3.80%, 07/15/50 (a)	225,000	173,117
5.85%, 03/08/53 (a)	175,000	182,087
6.65%, 01/15/54 (a)	150,000	172,363
Store Capital LLC
4.50%, 03/15/28 (a)	175,000	174,662
4.63%, 03/15/29 (a)	100,000	99,380
5.40%, 04/30/30 (a)(d)	140,000	142,619
2.75%, 11/18/30 (a)	145,000	131,920
2.70%, 12/01/31 (a)	150,000	131,424
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	142,086
2.70%, 07/15/31 (a)	300,000	271,557
4.20%, 04/15/32 (a)	175,000	169,862
Tanger Properties LP
3.88%, 07/15/27 (a)	150,000	148,821
2.75%, 09/01/31 (a)	140,000	125,761
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	142,841
4.40%, 01/26/29 (a)	205,000	205,806
3.20%, 01/15/30 (a)	150,000	143,505
3.00%, 08/15/31 (a)	285,000	263,306
2.10%, 08/01/32 (a)	100,000	85,405
1.90%, 03/15/33 (a)	150,000	122,762
5.13%, 09/01/34 (a)	205,000	207,905
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,983
3.85%, 04/01/27 (a)	100,000	99,619
4.00%, 03/01/28 (a)	200,000	199,130
4.40%, 01/15/29 (a)	250,000	250,730
3.00%, 01/15/30 (a)	170,000	161,000
4.75%, 11/15/30 (a)	200,000	202,570
2.50%, 09/01/31 (a)	50,000	44,684
5.63%, 07/01/34 (a)	150,000	156,421
5.00%, 01/15/35 (a)	135,000	135,134
5.70%, 09/30/43 (a)	150,000	149,970
4.38%, 02/01/45 (a)	130,000	109,723
4.88%, 04/15/49 (a)	160,000	141,406
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,285
4.25%, 04/15/28 (a)	265,000	266,601
4.13%, 03/15/29 (a)	300,000	299,661
3.10%, 01/15/30 (a)	150,000	143,300
4.50%, 07/01/30 (a)	275,000	277,777
2.75%, 01/15/31 (a)	265,000	245,061
2.80%, 06/01/31 (a)	200,000	184,188
2.75%, 01/15/32 (a)	90,000	81,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/15/32 (a)	200,000	192,330
5.13%, 07/01/35 (a)	200,000	203,770
6.50%, 03/15/41 (a)	260,000	291,083
4.95%, 09/01/48 (a)	170,000	160,176
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	98,490
4.65%, 07/15/30 (a)	120,000	120,805
2.40%, 02/01/31 (a)	235,000	210,924
2.45%, 02/01/32 (a)	170,000	149,206
2.25%, 04/01/33 (a)	200,000	167,330
		59,799,951
		711,187,296

Industrial 13.4%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	290,568
4.30%, 06/11/28 (a)	245,000	247,568
4.60%, 02/08/29 (a)	290,000	295,377
2.05%, 05/15/30 (a)	125,000	114,189
4.75%, 02/08/31 (a)	100,000	102,494
4.90%, 10/11/32 (a)	160,000	164,400
4.80%, 03/03/33 (a)	150,000	153,321
4.85%, 02/08/34 (a)	345,000	350,565
2.70%, 05/15/40 (a)	175,000	130,764
2.80%, 05/15/50 (a)	300,000	195,420
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	200,356
5.05%, 06/01/32 (a)	175,000	172,961
5.45%, 12/01/44 (a)	105,000	94,833
5.65%, 06/01/52 (a)	130,000	115,233
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	275,000	266,898
3.75%, 10/01/30 (a)	70,000	66,863
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	339,375
4.25%, 07/16/29	250,000	249,605
6.80%, 11/29/32 (a)	325,000	362,206
6.00%, 06/17/34 (a)	100,000	106,902
7.00%, 10/15/39	215,000	241,939
6.75%, 03/01/41 (f)	125,000	136,218
6.35%, 06/17/54 (a)(c)	125,000	130,791
Barrick Mining Corp.
5.25%, 04/01/42	25,000	24,815
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	355,284
5.75%, 05/01/43	200,000	207,534
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	330,000	350,995
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	335,000	340,457
5.10%, 09/08/28 (a)	250,000	257,235
5.00%, 02/21/30 (a)	300,000	309,504
5.25%, 09/08/30 (a)	370,000	386,036
4.90%, 02/28/33 (a)	300,000	306,717
5.25%, 09/08/33 (a)	400,000	416,948
5.30%, 02/21/35 (a)	375,000	390,652
5.00%, 02/15/36 (a)	150,000	152,249
4.13%, 02/24/42	275,000	242,220
5.00%, 09/30/43	735,000	709,179
5.50%, 09/08/53 (a)	215,000	218,808
5.75%, 09/05/55 (a)	310,000	322,536
Cabot Corp.
4.00%, 07/01/29 (a)	170,000	167,977
5.00%, 06/30/32 (a)	115,000	116,613

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,758
5.50%, 11/02/47 (a)	200,000	184,998
CF Industries, Inc.
5.15%, 03/15/34	170,000	171,584
4.95%, 06/01/43	235,000	216,860
5.38%, 03/15/44	250,000	241,280
Dow Chemical Co.
4.80%, 11/30/28 (a)	75,000	75,839
7.38%, 11/01/29	129,000	143,244
2.10%, 11/15/30 (a)	250,000	221,595
4.80%, 01/15/31 (a)	220,000	219,217
6.30%, 03/15/33 (a)	175,000	188,169
5.15%, 02/15/34 (a)	150,000	150,515
4.25%, 10/01/34 (a)	345,000	318,218
5.35%, 03/15/35 (a)	195,000	194,101
5.65%, 03/15/36 (a)	190,000	190,895
9.40%, 05/15/39	150,000	195,945
5.25%, 11/15/41 (a)	215,000	198,423
4.38%, 11/15/42 (a)	450,000	367,137
4.63%, 10/01/44 (a)	240,000	199,915
5.55%, 11/30/48 (a)	255,000	232,851
4.80%, 05/15/49 (a)	280,000	229,107
3.60%, 11/15/50 (a)	350,000	237,342
6.90%, 05/15/53 (a)	250,000	267,725
5.60%, 02/15/54 (a)	160,000	145,291
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	575,000	580,025
5.32%, 11/15/38 (a)	353,000	363,971
5.42%, 11/15/48 (a)	675,000	668,095
Eastman Chemical Co.
4.50%, 12/01/28 (a)	140,000	140,584
5.75%, 03/08/33 (a)	150,000	157,742
5.63%, 02/20/34 (a)	210,000	216,468
4.80%, 09/01/42 (a)	200,000	177,538
4.65%, 10/15/44 (a)	285,000	244,159
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	296,127
3.25%, 12/01/27 (a)	350,000	345,632
4.80%, 03/24/30 (a)	50,000	51,323
1.30%, 01/30/31 (a)	310,000	267,257
2.13%, 02/01/32 (a)	305,000	267,445
5.00%, 09/01/35 (a)	150,000	153,089
3.95%, 12/01/47 (a)	75,000	61,700
2.13%, 08/15/50 (a)	250,000	139,750
2.70%, 12/15/51 (a)	245,000	154,820
2.75%, 08/18/55 (a)	264,000	163,543
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	179,679
4.80%, 05/15/33 (a)	250,000	251,712
FMC Corp.
3.20%, 10/01/26 (a)	150,000	148,320
3.45%, 10/01/29 (a)	235,000	222,110
5.65%, 05/18/33 (a)	85,000	85,008
4.50%, 10/01/49 (a)	170,000	130,599
6.38%, 05/18/53 (a)	160,000	158,400
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	200,000	200,118
4.13%, 03/01/28 (a)	185,000	184,018
4.38%, 08/01/28 (a)	210,000	209,740
5.25%, 09/01/29 (a)	150,000	151,991
4.25%, 03/01/30 (a)	165,000	163,368
4.63%, 08/01/30 (a)	275,000	272,767
5.40%, 11/14/34 (a)	200,000	205,134
5.45%, 03/15/43 (a)	325,000	312,913
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia-Pacific LLC
7.75%, 11/15/29	275,000	312,141
8.88%, 05/15/31	60,000	73,229
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	190,000	196,867
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,311
5.00%, 09/26/48 (a)	250,000	220,060
International Paper Co.
5.00%, 09/15/35 (a)	200,000	200,512
7.30%, 11/15/39	100,000	116,436
6.00%, 11/15/41 (a)	150,000	156,377
4.80%, 06/15/44 (a)	135,000	120,677
5.15%, 05/15/46 (a)	165,000	153,546
4.40%, 08/15/47 (a)	250,000	209,167
Kinross Gold Corp.
4.50%, 07/15/27 (a)	220,000	221,021
6.25%, 07/15/33 (a)	205,000	223,899
Linde, Inc.
1.10%, 08/10/30 (a)	200,000	174,252
3.55%, 11/07/42 (a)	150,000	121,505
2.00%, 08/10/50 (a)	95,000	51,919
Lubrizol Corp.
6.50%, 10/01/34	215,000	243,374
LYB International Finance BV
5.25%, 07/15/43	225,000	201,901
4.88%, 03/15/44 (a)	295,000	252,980
LYB International Finance II BV
3.50%, 03/02/27 (a)	340,000	336,192
LYB International Finance III LLC
2.25%, 10/01/30 (a)	105,000	93,785
3.38%, 10/01/40 (a)	330,000	244,537
4.20%, 10/15/49 (a)	350,000	259,875
4.20%, 05/01/50 (a)	360,000	267,235
3.63%, 04/01/51 (a)	355,000	237,861
3.80%, 10/01/60 (a)	125,000	80,686
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	236,337
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	249,460
5.45%, 11/15/33 (a)	150,000	155,021
4.88%, 11/15/41 (a)	110,000	100,448
5.63%, 11/15/43 (a)	215,000	212,672
NewMarket Corp.
2.70%, 03/18/31 (a)	175,000	159,022
Newmont Corp.
2.60%, 07/15/32 (a)	200,000	181,026
4.88%, 03/15/42 (a)	300,000	290,946
5.45%, 06/09/44 (a)	100,000	100,660
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	245,000	235,077
5.35%, 03/15/34 (a)	300,000	313,119
Nucor Corp.
4.30%, 05/23/27 (a)	150,000	150,719
3.95%, 05/01/28 (a)	200,000	199,620
2.70%, 06/01/30 (a)	230,000	215,084
4.65%, 06/01/30 (a)	150,000	152,435
3.13%, 04/01/32 (a)	200,000	184,810
6.40%, 12/01/37	110,000	122,774
5.20%, 08/01/43 (a)	100,000	98,166
4.40%, 05/01/48 (a)	95,000	81,486
3.85%, 04/01/52 (a)	195,000	151,624
2.98%, 12/15/55 (a)	150,000	95,079

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nutrien Ltd.
4.00%, 12/15/26 (a)	310,000	309,507
4.90%, 03/27/28 (a)	200,000	203,552
4.20%, 04/01/29 (a)	290,000	289,533
5.40%, 06/21/34 (a)	150,000	154,589
4.13%, 03/15/35 (a)	250,000	232,017
5.88%, 12/01/36	175,000	184,754
6.13%, 01/15/41 (a)	300,000	316,341
4.90%, 06/01/43 (a)	200,000	184,548
5.25%, 01/15/45 (a)	175,000	166,605
5.00%, 04/01/49 (a)	215,000	196,407
3.95%, 05/13/50 (a)	360,000	279,569
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	197,270
5.20%, 08/15/35 (a)	150,000	153,023
4.05%, 12/15/49 (a)	235,000	187,154
3.05%, 10/01/51 (a)	300,000	196,512
PPG Industries, Inc.
3.75%, 03/15/28 (a)	275,000	273,003
2.80%, 08/15/29 (a)	150,000	142,881
2.55%, 06/15/30 (a)	100,000	92,672
Rayonier LP
2.75%, 05/17/31 (a)	150,000	134,750
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	134,855
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	201,000	231,047
6.13%, 12/15/33	250,000	274,702
5.75%, 06/01/35	100,000	107,372
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	270,240
5.20%, 11/02/40	350,000	351,106
2.75%, 11/02/51 (a)	300,000	188,487
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	202,252
4.88%, 03/14/30 (a)	500,000	512,540
5.00%, 03/14/32 (a)	300,000	308,484
5.00%, 03/09/33 (a)	200,000	205,746
5.25%, 03/14/35 (a)	610,000	629,026
4.75%, 03/22/42 (a)	150,000	140,696
4.13%, 08/21/42 (a)	220,000	191,270
5.13%, 03/09/53 (a)	325,000	308,243
5.75%, 03/14/55 (a)	500,000	515,150
5.88%, 03/14/65 (a)	215,000	224,445
RPM International, Inc.
3.75%, 03/15/27 (a)	230,000	228,429
2.95%, 01/15/32 (a)	210,000	189,752
5.25%, 06/01/45 (a)	85,000	81,784
4.25%, 01/15/48 (a)	100,000	84,049
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	450,000	445,941
4.55%, 03/01/28 (a)	120,000	121,241
4.30%, 08/15/28 (a)	150,000	150,812
2.95%, 08/15/29 (a)	200,000	191,150
2.30%, 05/15/30 (a)	200,000	183,590
4.50%, 08/15/30 (a)	150,000	151,139
4.80%, 09/01/31 (a)	100,000	102,180
2.20%, 03/15/32 (a)	115,000	100,382
5.15%, 08/15/35 (a)	150,000	152,715
4.55%, 08/01/45 (a)	125,000	109,424
4.50%, 06/01/47 (a)	375,000	324,709
3.80%, 08/15/49 (a)	160,000	122,774
3.30%, 05/15/50 (a)	215,000	150,283
2.90%, 03/15/52 (a)	150,000	94,791
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	430,000	445,497
5.78%, 04/03/54 (a)	285,000	291,649
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	250,000	258,080
Southern Copper Corp.
7.50%, 07/27/35	260,000	307,328
6.75%, 04/16/40	350,000	397,799
5.25%, 11/08/42	375,000	363,015
5.88%, 04/23/45	525,000	544,987
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	240,000	240,336
1.65%, 10/15/27 (a)	125,000	118,979
3.45%, 04/15/30 (a)	200,000	192,666
3.25%, 01/15/31 (a)	150,000	141,761
5.38%, 08/15/34 (a)	100,000	103,349
5.25%, 05/15/35 (a)	130,000	132,922
3.25%, 10/15/50 (a)	185,000	128,009
5.75%, 05/15/55 (a)	100,000	101,883
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	118,219
6.00%, 01/15/29 (a)	575,000	595,947
5.00%, 01/15/30 (a)	300,000	302,370
3.75%, 01/15/31 (a)	380,000	359,849
3.13%, 01/15/32 (a)	520,000	466,414
Suzano Netherlands BV
5.50%, 01/15/36 (a)	300,000	300,498
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	360,000	346,579
6.13%, 06/12/33 (a)	550,000	587,125
6.88%, 11/21/36	250,000	281,537
6.88%, 11/10/39	300,000	337,965
6.40%, 06/28/54 (a)	525,000	540,167
Vale SA
5.63%, 09/11/42	210,000	214,546
Westlake Corp.
3.38%, 06/15/30 (a)	220,000	209,856
2.88%, 08/15/41 (a)	130,000	89,573
5.00%, 08/15/46 (a)	190,000	167,759
4.38%, 11/15/47 (a)	140,000	110,789
3.13%, 08/15/51 (a)	175,000	109,095
3.38%, 08/15/61 (a)	110,000	66,649
WestRock MWV LLC
8.20%, 01/15/30	190,000	217,736
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	225,000	222,838
4.00%, 04/15/30 (a)	260,000	256,396
7.38%, 03/15/32	185,000	211,954
3.38%, 03/09/33 (a)	135,000	123,389
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	248,092
4.90%, 03/15/29 (a)	335,000	341,683
4.20%, 06/01/32 (a)	255,000	248,010
3.00%, 06/15/33 (a)	250,000	222,442
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	169,448
		53,384,367
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	300,000	293,991
3.38%, 03/01/29 (a)	250,000	244,227
2.38%, 08/26/29 (a)	345,000	323,293
3.05%, 04/15/30 (a)	190,000	181,138
5.70%, 03/15/37	205,000	217,407
3.88%, 06/15/44	150,000	121,959
3.13%, 09/19/46 (a)	200,000	140,732
3.63%, 10/15/47 (a)	210,000	159,531
4.00%, 09/14/48 (a)	375,000	304,042

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 08/26/49 (a)	250,000	175,455
3.70%, 04/15/50 (a)	255,000	192,372
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	215,000	216,011
4.38%, 05/08/42	150,000	135,158
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	193,401
AGCO Corp.
5.45%, 03/21/27 (a)	195,000	197,931
5.80%, 03/21/34 (a)	205,000	213,264
Allegion PLC
3.50%, 10/01/29 (a)	185,000	179,124
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,778
5.41%, 07/01/32 (a)	215,000	224,630
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	160,000	160,816
5.63%, 05/26/33 (a)	180,000	188,107
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	325,000	328,848
5.10%, 03/17/30 (a)	200,000	204,758
2.63%, 06/19/30 (a)	150,000	138,444
2.69%, 05/25/31 (a)	380,000	345,412
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	203,232
4.38%, 06/12/28 (a)	260,000	262,423
4.35%, 06/01/29 (a)	140,000	141,366
2.80%, 02/15/30 (a)	355,000	336,086
2.20%, 09/15/31 (a)	270,000	239,657
5.25%, 04/05/34 (a)	330,000	344,619
5.38%, 11/15/54 (a)	195,000	195,197
Amrize Finance U.S. LLC
4.60%, 04/07/27 (d)	200,000	201,274
4.70%, 04/07/28 (a)(d)	200,000	202,434
4.95%, 04/07/30 (a)(d)	285,000	291,404
5.40%, 04/07/35 (a)(d)	250,000	257,580
AptarGroup, Inc.
3.60%, 03/15/32 (a)	170,000	158,064
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	208,994
2.25%, 02/15/32 (a)	85,000	73,600
5.75%, 03/15/33 (a)	210,000	222,109
Berry Global, Inc.
1.65%, 01/15/27 (a)	200,000	193,768
5.50%, 04/15/28 (a)	130,000	133,738
5.80%, 06/15/31 (a)	310,000	328,237
5.65%, 01/15/34 (a)	160,000	166,746
Boeing Co.
2.70%, 02/01/27 (a)	300,000	294,126
2.80%, 03/01/27 (a)	130,000	127,392
5.04%, 05/01/27 (a)	550,000	556,215
6.26%, 05/01/27 (a)	300,000	308,664
3.25%, 02/01/28 (a)	335,000	327,526
3.25%, 03/01/28 (a)	115,000	112,316
3.45%, 11/01/28 (a)	135,000	131,999
3.20%, 03/01/29 (a)	300,000	289,536
6.30%, 05/01/29 (a)	450,000	477,832
2.95%, 02/01/30 (a)	200,000	188,346
5.15%, 05/01/30 (a)	1,215,000	1,247,392
3.63%, 02/01/31 (a)	465,000	445,470
6.39%, 05/01/31 (a)	250,000	272,372
6.13%, 02/15/33	140,000	150,937
3.60%, 05/01/34 (a)	315,000	285,173
6.53%, 05/01/34 (a)	700,000	775,145
3.25%, 02/01/35 (a)	250,000	217,093
6.63%, 02/15/38	130,000	144,414
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/01/38 (a)	235,000	195,088
3.50%, 03/01/39 (a)	165,000	133,726
6.88%, 03/15/39	195,000	220,995
5.88%, 02/15/40	160,000	165,389
5.71%, 05/01/40 (a)	875,000	893,830
3.38%, 06/15/46 (a)	135,000	96,463
3.65%, 03/01/47 (a)	115,000	84,354
3.63%, 03/01/48 (a)	150,000	108,662
3.85%, 11/01/48 (a)	145,000	108,061
3.90%, 05/01/49 (a)	200,000	150,924
3.75%, 02/01/50 (a)	375,000	277,594
5.81%, 05/01/50 (a)	1,560,000	1,559,782
6.86%, 05/01/54 (a)	630,000	719,359
3.83%, 03/01/59 (a)	110,000	77,850
3.95%, 08/01/59 (a)	250,000	179,760
5.93%, 05/01/60 (a)	1,010,000	1,012,878
7.01%, 05/01/64 (a)	450,000	521,473
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	235,000	233,200
5.25%, 09/15/35 (a)	310,000	314,058
5.55%, 09/15/40 (a)	150,000	152,063
Carrier Global Corp.
2.49%, 02/15/27 (a)	149,000	145,895
2.72%, 02/15/30 (a)	625,000	586,162
2.70%, 02/15/31 (a)(d)	260,000	238,813
5.90%, 03/15/34 (a)	245,000	263,083
3.38%, 04/05/40 (a)	460,000	371,666
3.58%, 04/05/50 (a)(d)	425,000	318,627
6.20%, 03/15/54 (a)	174,000	189,498
Caterpillar Financial Services Corp.
4.45%, 10/16/26	225,000	226,417
1.70%, 01/08/27	265,000	258,068
4.50%, 01/08/27	200,000	201,614
5.00%, 05/14/27	250,000	254,525
3.60%, 08/12/27	200,000	199,214
1.10%, 09/14/27	285,000	270,582
4.40%, 10/15/27	200,000	202,214
4.60%, 11/15/27	300,000	304,572
4.40%, 03/03/28	100,000	101,091
4.10%, 08/15/28	220,000	220,957
4.85%, 02/27/29	185,000	190,112
4.38%, 08/16/29	275,000	279,012
4.70%, 11/15/29	275,000	281,828
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	142,389
2.60%, 04/09/30 (a)	335,000	314,766
1.90%, 03/12/31 (a)	25,000	22,392
5.20%, 05/15/35 (a)	510,000	528,090
5.30%, 09/15/35	165,000	172,699
6.05%, 08/15/36	145,000	160,972
5.20%, 05/27/41	285,000	288,049
3.80%, 08/15/42	520,000	439,894
4.30%, 05/15/44 (a)	175,000	155,430
3.25%, 09/19/49 (a)	305,000	220,750
3.25%, 04/09/50 (a)	350,000	252,780
5.50%, 05/15/55 (a)	95,000	97,234
4.75%, 05/15/64 (a)	125,000	112,376
CNH Industrial Capital LLC
4.55%, 04/10/28 (a)	235,000	236,889
5.50%, 01/12/29 (a)	150,000	155,270
5.10%, 04/20/29 (a)	150,000	153,708
CNH Industrial NV
3.85%, 11/15/27 (a)	225,000	224,008
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	207,728
5.50%, 01/09/35 (a)	400,000	417,784
5.88%, 01/09/55 (a)	200,000	210,948

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,208
5.13%, 01/09/30 (a)	250,000	257,507
Deere & Co.
5.38%, 10/16/29	150,000	157,764
3.10%, 04/15/30 (a)	250,000	239,840
7.13%, 03/03/31	160,000	182,442
5.45%, 01/16/35 (a)	300,000	315,978
3.90%, 06/09/42 (a)	410,000	355,404
2.88%, 09/07/49 (a)	170,000	115,966
3.75%, 04/15/50 (a)	250,000	198,135
5.70%, 01/19/55 (a)	225,000	236,995
Dover Corp.
2.95%, 11/04/29 (a)	160,000	152,286
5.38%, 10/15/35	100,000	104,736
5.38%, 03/01/41 (a)	90,000	90,654
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	225,997
Eaton Corp.
3.10%, 09/15/27 (a)	215,000	212,233
4.35%, 05/18/28 (a)	25,000	25,294
4.00%, 11/02/32	330,000	323,413
4.15%, 03/15/33 (a)	300,000	295,452
4.15%, 11/02/42	325,000	287,498
3.92%, 09/15/47 (a)	165,000	134,713
4.70%, 08/23/52 (a)	200,000	183,208
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	211,990
5.40%, 01/09/38 (a)(g)	290,000	288,936
Emerson Electric Co.
0.88%, 10/15/26 (a)	225,000	218,126
1.80%, 10/15/27 (a)	120,000	115,190
2.00%, 12/21/28 (a)	270,000	254,297
1.95%, 10/15/30 (a)	125,000	112,810
2.20%, 12/21/31 (a)	300,000	266,376
5.00%, 03/15/35 (a)	125,000	128,229
5.25%, 11/15/39	65,000	66,284
2.75%, 10/15/50 (a)	175,000	113,894
2.80%, 12/21/51 (a)	310,000	199,479
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	220,000	218,713
5.00%, 10/03/34 (a)	225,000	226,903
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	190,744
2.80%, 01/15/32 (a)	150,000	132,983
Fortive Corp.
4.30%, 06/15/46 (a)	160,000	135,011
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	191,584
4.00%, 03/25/32 (a)	110,000	104,944
5.88%, 06/01/33 (a)	175,000	185,757
4.50%, 03/25/52 (a)	175,000	143,913
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	202,268
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	425,000	416,368
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	199,176
2.63%, 11/15/27 (a)	150,000	146,307
3.75%, 05/15/28 (a)	300,000	299,463
3.63%, 04/01/30 (a)	300,000	294,582
2.25%, 06/01/31 (a)	150,000	135,690
4.95%, 08/15/35 (a)	200,000	203,868
4.25%, 04/01/40 (a)	210,000	192,406
2.85%, 06/01/41 (a)	125,000	94,014
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 11/15/42 (a)	200,000	163,952
4.25%, 04/01/50 (a)	200,000	171,912
General Electric Co.
4.30%, 07/29/30 (a)	335,000	337,134
6.75%, 03/15/32	300,000	341,439
4.90%, 01/29/36 (a)	290,000	294,260
5.88%, 01/14/38	200,000	217,756
6.88%, 01/10/39	135,000	160,084
4.50%, 03/11/44	150,000	137,340
4.35%, 05/01/50 (a)	140,000	122,515
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	153,942
5.35%, 08/01/33 (a)	200,000	207,636
Hexcel Corp.
4.20%, 02/15/27 (a)	255,000	253,419
Honeywell International, Inc.
2.50%, 11/01/26 (a)	550,000	541,266
1.10%, 03/01/27 (a)	275,000	264,206
4.65%, 07/30/27 (a)	400,000	404,884
4.95%, 02/15/28 (a)	150,000	153,300
4.25%, 01/15/29 (a)	250,000	251,312
2.70%, 08/15/29 (a)	250,000	238,145
4.88%, 09/01/29 (a)	85,000	87,462
4.70%, 02/01/30 (a)	275,000	280,448
1.95%, 06/01/30 (a)	300,000	271,881
1.75%, 09/01/31 (a)	170,000	147,300
4.95%, 09/01/31 (a)	140,000	144,915
4.75%, 02/01/32 (a)	140,000	142,598
5.00%, 02/15/33 (a)	350,000	360,195
4.50%, 01/15/34 (a)	290,000	287,665
5.00%, 03/01/35 (a)	365,000	371,114
5.70%, 03/15/36	250,000	266,525
5.70%, 03/15/37	200,000	212,478
3.81%, 11/21/47 (a)	300,000	236,385
2.80%, 06/01/50 (a)	250,000	163,018
5.25%, 03/01/54 (a)	500,000	481,475
5.35%, 03/01/64 (a)	140,000	134,926
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	128,003
6.75%, 01/15/28	125,000	132,288
3.00%, 01/15/29 (a)	200,000	193,104
4.85%, 10/15/31 (a)	215,000	220,779
5.95%, 02/01/37	190,000	205,772
Hubbell, Inc.
3.15%, 08/15/27 (a)	105,000	103,243
3.50%, 02/15/28 (a)	190,000	187,395
2.30%, 03/15/31 (a)	145,000	130,645
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	187,125
2.04%, 08/16/28 (a)	115,000	108,159
5.35%, 01/15/30 (a)	100,000	103,158
4.20%, 05/01/30 (a)	250,000	246,607
5.75%, 01/15/35 (a)	150,000	157,424
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	235,610
2.63%, 06/15/31 (a)	190,000	172,163
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	340,477
4.88%, 09/15/41 (a)	185,000	179,694
3.90%, 09/01/42 (a)	350,000	298,924
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	203,448
5.40%, 08/14/28 (a)	150,000	155,181
5.18%, 06/15/29 (a)	220,000	227,570
5.31%, 06/15/31 (a)	150,000	156,999
5.70%, 08/14/33 (a)	250,000	265,760

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/15/34 (a)	200,000	208,664
5.70%, 06/15/54 (a)	150,000	152,855
John Deere Capital Corp.
1.30%, 10/13/26	100,000	97,399
4.50%, 01/08/27	100,000	100,810
1.70%, 01/11/27	20,000	19,466
4.85%, 03/05/27	220,000	222,963
1.75%, 03/09/27	150,000	145,614
4.90%, 06/11/27	170,000	172,973
4.20%, 07/15/27	200,000	201,370
2.80%, 09/08/27	300,000	294,405
4.15%, 09/15/27	395,000	397,066
3.05%, 01/06/28	250,000	245,602
4.75%, 01/20/28	325,000	331,396
4.90%, 03/03/28	225,000	230,204
1.50%, 03/06/28	185,000	174,712
4.25%, 06/05/28	200,000	201,704
4.95%, 07/14/28	400,000	410,872
4.50%, 01/16/29	250,000	253,817
3.45%, 03/07/29	375,000	368,632
3.35%, 04/18/29	270,000	264,303
4.85%, 06/11/29	200,000	205,578
2.80%, 07/18/29	325,000	311,028
4.85%, 10/11/29	110,000	113,451
2.45%, 01/09/30	300,000	281,049
4.55%, 06/05/30	230,000	233,708
4.70%, 06/10/30	250,000	256,605
4.38%, 10/15/30	170,000	171,306
1.45%, 01/15/31	200,000	175,390
4.90%, 03/07/31	270,000	278,470
4.40%, 09/08/31	350,000	352,688
3.90%, 06/07/32	150,000	146,451
5.15%, 09/08/33	215,000	224,991
5.10%, 04/11/34	325,000	336,648
5.05%, 06/12/34	275,000	283,671
Johnson Controls International PLC
6.00%, 01/15/36	102,000	111,483
4.63%, 07/02/44 (a)	195,000	174,638
4.50%, 02/15/47 (a)	110,000	95,792
4.95%, 07/02/64 (a)(h)	40,000	34,960
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	234,358
1.75%, 09/15/30 (a)	185,000	163,999
2.00%, 09/16/31 (a)	100,000	87,188
4.90%, 12/01/32 (a)	135,000	137,638
Kennametal, Inc.
4.63%, 06/15/28 (a)	195,000	196,544
2.80%, 03/01/31 (a)	50,000	45,710
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	149,586
5.40%, 01/15/27	250,000	254,125
4.40%, 06/15/28 (a)	610,000	613,942
5.05%, 06/01/29 (a)	200,000	205,654
2.90%, 12/15/29 (a)	65,000	61,730
1.80%, 01/15/31 (a)	285,000	250,868
5.25%, 06/01/31 (a)	185,000	192,689
5.40%, 07/31/33 (a)	455,000	474,383
5.35%, 06/01/34 (a)	235,000	243,542
4.85%, 04/27/35 (a)	100,000	99,783
6.15%, 12/15/40	100,000	108,681
5.05%, 04/27/45 (a)	150,000	144,867
5.60%, 07/31/53 (a)	150,000	151,025
5.50%, 08/15/54 (a)	175,000	174,225
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	186,379
4.40%, 03/15/29 (a)	176,000	173,582
3.50%, 11/15/51 (a)	150,000	98,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennox International, Inc.
1.70%, 08/01/27 (a)	265,000	253,642
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	315,000	322,812
4.15%, 08/15/28 (a)	150,000	150,875
4.50%, 02/15/29 (a)	175,000	177,599
1.85%, 06/15/30 (a)	170,000	153,483
4.40%, 08/15/30 (a)	220,000	221,973
4.70%, 12/15/31 (a)	25,000	25,599
3.90%, 06/15/32 (a)	300,000	293,307
5.25%, 01/15/33 (a)	250,000	262,947
4.75%, 02/15/34 (a)	300,000	303,051
4.80%, 08/15/34 (a)	250,000	253,080
3.60%, 03/01/35 (a)	150,000	138,203
5.00%, 08/15/35 (a)	220,000	223,588
4.50%, 05/15/36 (a)	125,000	122,455
6.15%, 09/01/36	200,000	222,802
5.72%, 06/01/40	190,000	201,421
4.07%, 12/15/42	400,000	345,724
3.80%, 03/01/45 (a)	350,000	286,219
4.70%, 05/15/46 (a)	425,000	390,834
2.80%, 06/15/50 (a)	165,000	107,139
4.09%, 09/15/52 (a)	465,000	375,943
4.15%, 06/15/53 (a)	305,000	248,136
5.70%, 11/15/54 (a)	300,000	309,780
5.20%, 02/15/55 (a)	135,000	129,947
4.30%, 06/15/62 (a)	220,000	178,031
5.90%, 11/15/63 (a)	200,000	211,990
5.20%, 02/15/64 (a)	200,000	189,024
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	24,759
3.50%, 12/15/27 (a)	150,000	148,299
2.50%, 03/15/30 (a)	150,000	139,433
2.40%, 07/15/31 (a)	300,000	268,938
5.15%, 12/01/34 (a)	225,000	229,763
4.25%, 12/15/47 (a)	200,000	168,114
3.20%, 07/15/51 (a)	275,000	189,569
5.50%, 12/01/54 (a)	200,000	198,790
Masco Corp.
1.50%, 02/15/28 (a)	200,000	188,266
2.00%, 10/01/30 (a)	180,000	160,951
4.50%, 05/15/47 (a)	175,000	146,181
3.13%, 02/15/51 (a)	85,000	55,286
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	167,259
3.63%, 05/15/30 (a)	175,000	168,970
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	103,639
5.80%, 09/15/33 (a)	150,000	160,152
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	321,587
3.25%, 01/15/28 (a)	450,000	442,552
4.60%, 02/01/29 (a)	245,000	249,035
4.40%, 05/01/30 (a)	255,000	257,185
4.70%, 03/15/33 (a)	330,000	332,538
4.90%, 06/01/34 (a)	215,000	218,130
5.25%, 07/15/35 (a)	150,000	155,349
5.05%, 11/15/40	100,000	98,381
4.75%, 06/01/43	250,000	232,242
3.85%, 04/15/45 (a)	255,000	207,797
4.03%, 10/15/47 (a)	650,000	530,640
5.25%, 05/01/50 (a)	300,000	289,215
4.95%, 03/15/53 (a)	310,000	285,141
5.20%, 06/01/54 (a)	410,000	390,906

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
nVent Finance SARL
4.55%, 04/15/28 (a)	230,000	231,081
2.75%, 11/15/31 (a)	100,000	89,535
5.65%, 05/15/33 (a)	150,000	156,767
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,626
3.10%, 03/01/30 (a)	135,000	128,340
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	195,160
5.25%, 08/16/28 (a)	200,000	206,232
2.57%, 02/15/30 (a)	450,000	419,202
5.13%, 09/04/35 (a)	150,000	151,863
3.11%, 02/15/40 (a)	265,000	207,031
3.36%, 02/15/50 (a)	250,000	179,040
Owens Corning
5.50%, 06/15/27 (a)	100,000	102,212
3.95%, 08/15/29 (a)	175,000	172,909
3.88%, 06/01/30 (a)	100,000	97,790
5.70%, 06/15/34 (a)	285,000	300,513
7.00%, 12/01/36	115,000	131,808
4.30%, 07/15/47 (a)	160,000	132,456
4.40%, 01/30/48 (a)	135,000	112,396
5.95%, 06/15/54 (a)	205,000	211,909
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	143,522
4.25%, 09/15/27 (a)	350,000	351,816
3.25%, 06/14/29 (a)	345,000	334,981
4.50%, 09/15/29 (a)	280,000	283,895
4.20%, 11/21/34 (a)	200,000	194,016
6.25%, 05/15/38	75,000	83,324
4.45%, 11/21/44 (a)	140,000	124,473
4.10%, 03/01/47 (a)	215,000	180,000
4.00%, 06/14/49 (a)	225,000	183,335
Pentair Finance SARL
4.50%, 07/01/29 (a)	270,000	271,536
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	147,490
4.38%, 06/15/45 (a)	129,000	113,267
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	413,972
6.30%, 02/15/30 (a)	275,000	291,626
6.40%, 04/15/33 (a)	370,000	397,299
Republic Services, Inc.
3.38%, 11/15/27 (a)	300,000	296,664
3.95%, 05/15/28 (a)	195,000	195,062
4.88%, 04/01/29 (a)	250,000	256,310
2.30%, 03/01/30 (a)	65,000	60,154
4.75%, 07/15/30 (a)	150,000	153,755
1.45%, 02/15/31 (a)	275,000	238,356
1.75%, 02/15/32 (a)	250,000	215,060
2.38%, 03/15/33 (a)	205,000	178,883
5.00%, 12/15/33 (a)	150,000	155,073
5.00%, 04/01/34 (a)	260,000	266,913
5.20%, 11/15/34 (a)	100,000	103,700
5.15%, 03/15/35 (a)	200,000	206,708
6.20%, 03/01/40	100,000	110,613
5.70%, 05/15/41 (a)	75,000	78,744
3.05%, 03/01/50 (a)	230,000	160,105
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	142,354
1.75%, 08/15/31 (a)	150,000	130,796
4.20%, 03/01/49 (a)	185,000	155,912
2.80%, 08/15/61 (a)	140,000	83,409
RTX Corp.
2.65%, 11/01/26 (a)	200,000	197,002
5.75%, 11/08/26 (a)	400,000	406,588
3.50%, 03/15/27 (a)	335,000	332,451
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/04/27 (a)	390,000	384,532
7.20%, 08/15/27	50,000	52,886
4.13%, 11/16/28 (a)	955,000	953,138
7.50%, 09/15/29	150,000	167,736
2.25%, 07/01/30 (a)	270,000	247,336
6.00%, 03/15/31 (a)	300,000	324,339
1.90%, 09/01/31 (a)	425,000	370,200
2.38%, 03/15/32 (a)	175,000	154,733
5.15%, 02/27/33 (a)	350,000	362,883
6.10%, 03/15/34 (a)	525,000	575,127
5.40%, 05/01/35	225,000	235,991
6.05%, 06/01/36	125,000	136,941
6.13%, 07/15/38	160,000	175,450
4.45%, 11/16/38 (a)	200,000	188,420
5.70%, 04/15/40	225,000	237,526
4.88%, 10/15/40 (d)	150,000	144,644
4.70%, 12/15/41	110,000	102,966
4.50%, 06/01/42	1,025,000	928,096
4.80%, 12/15/43 (a)	130,000	120,907
4.15%, 05/15/45 (a)	175,000	147,777
3.75%, 11/01/46 (a)	350,000	274,536
4.35%, 04/15/47 (a)	270,000	231,506
4.05%, 05/04/47 (a)	185,000	151,223
4.63%, 11/16/48 (a)	490,000	433,831
3.13%, 07/01/50 (a)	350,000	239,015
2.82%, 09/01/51 (a)	325,000	206,352
3.03%, 03/15/52 (a)	310,000	204,755
5.38%, 02/27/53 (a)	270,000	264,068
6.40%, 03/15/54 (a)	500,000	560,010
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	74,174
4.10%, 03/01/48 (a)	90,000	75,097
3.10%, 05/01/50 (a)	200,000	138,406
Sonoco Products Co.
2.25%, 02/01/27 (a)	95,000	92,585
4.60%, 09/01/29 (a)	260,000	261,557
3.13%, 05/01/30 (a)	230,000	217,357
2.85%, 02/01/32 (a)	140,000	126,321
5.00%, 09/01/34 (a)	200,000	198,024
5.75%, 11/01/40 (a)	155,000	158,692
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	170,000	176,885
4.25%, 11/15/28 (a)	150,000	150,318
2.30%, 03/15/30 (a)	265,000	241,484
3.00%, 05/15/32 (a)	105,000	94,663
5.20%, 09/01/40	100,000	97,889
4.85%, 11/15/48 (a)	150,000	131,199
2.75%, 11/15/50 (a)	175,000	104,029
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	191,086
2.75%, 04/01/31 (a)	300,000	275,571
Textron, Inc.
3.65%, 03/15/27 (a)	290,000	287,512
3.38%, 03/01/28 (a)	225,000	220,655
3.90%, 09/17/29 (a)	225,000	221,893
2.45%, 03/15/31 (a)	150,000	135,176
Timken Co.
4.50%, 12/15/28 (a)	150,000	150,767
4.13%, 04/01/32 (a)	105,000	100,718
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	197,936
5.25%, 03/03/33 (a)	200,000	208,268
5.10%, 06/13/34 (a)	175,000	179,835
4.65%, 11/01/44 (a)	100,000	91,118

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	280,000	278,236
5.75%, 06/15/43	150,000	158,127
4.30%, 02/21/48 (a)	120,000	101,822
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	122,062
5.25%, 10/01/54 (a)	100,000	93,856
Veralto Corp.
5.35%, 09/18/28 (a)	200,000	206,496
5.45%, 09/18/33 (a)	200,000	209,142
Vontier Corp.
2.40%, 04/01/28 (a)	155,000	147,658
2.95%, 04/01/31 (a)	200,000	182,864
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	199,562
4.95%, 12/01/29 (a)	20,000	20,496
3.50%, 06/01/30 (a)	265,000	256,136
5.35%, 12/01/34 (a)	200,000	206,510
4.50%, 06/15/47 (a)	235,000	205,197
4.70%, 03/01/48 (a)	190,000	169,332
5.70%, 12/01/54 (a)	200,000	204,726
Waste Connections, Inc.
4.25%, 12/01/28 (a)	215,000	216,529
3.50%, 05/01/29 (a)	204,000	200,487
2.60%, 02/01/30 (a)	200,000	187,818
2.20%, 01/15/32 (a)	250,000	220,003
3.20%, 06/01/32 (a)	210,000	194,855
5.00%, 03/01/34 (a)	200,000	204,312
5.25%, 09/01/35 (a)	150,000	154,778
3.05%, 04/01/50 (a)	175,000	118,680
2.95%, 01/15/52 (a)	300,000	196,782
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	157,761
3.15%, 11/15/27 (a)	310,000	305,009
1.15%, 03/15/28 (a)	280,000	262,016
4.50%, 03/15/28 (a)	300,000	303,798
3.88%, 01/15/29 (a)	250,000	248,622
4.88%, 02/15/29 (a)	200,000	205,476
4.63%, 02/15/30 (a)	270,000	275,044
1.50%, 03/15/31 (a)	245,000	212,413
4.95%, 07/03/31 (a)	235,000	243,194
4.80%, 03/15/32 (a)	225,000	229,988
4.15%, 04/15/32 (a)	230,000	227,721
4.63%, 02/15/33 (a)	195,000	197,344
4.88%, 02/15/34 (a)	375,000	383,771
4.95%, 03/15/35 (a)	500,000	507,995
4.10%, 03/01/45 (a)	150,000	127,929
4.15%, 07/15/49 (a)	200,000	167,666
2.50%, 11/15/50 (a)	225,000	137,111
5.35%, 10/15/54 (a)	395,000	389,620
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	247,950
4.70%, 09/15/28 (a)(f)	450,000	456,439
5.61%, 03/11/34 (a)	45,000	47,339
5.50%, 05/29/35 (a)	200,000	207,204
WW Grainger, Inc.
4.45%, 09/15/34 (a)	175,000	172,956
4.60%, 06/15/45 (a)	240,000	218,542
3.75%, 05/15/46 (a)	160,000	127,563
4.20%, 05/15/47 (a)	140,000	118,112
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	158,419
1.95%, 01/30/28 (a)	100,000	95,429
2.25%, 01/30/31 (a)	150,000	134,892
4.38%, 11/01/46 (a)	115,000	97,717
		115,473,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 1.7%
America Movil SAB de CV
3.63%, 04/22/29 (a)	335,000	327,536
2.88%, 05/07/30 (a)	285,000	266,543
5.00%, 01/20/33 (a)	200,000	203,118
6.38%, 03/01/35	315,000	348,003
6.13%, 11/15/37	235,000	252,585
6.13%, 03/30/40	590,000	631,784
4.38%, 07/16/42	385,000	337,291
4.38%, 04/22/49 (a)	410,000	347,983
American Tower Corp.
3.38%, 10/15/26 (a)	440,000	436,819
2.75%, 01/15/27 (a)	110,000	108,123
3.13%, 01/15/27 (a)	150,000	148,016
3.65%, 03/15/27 (a)	225,000	223,403
3.55%, 07/15/27 (a)	350,000	346,724
3.60%, 01/15/28 (a)	300,000	296,391
1.50%, 01/31/28 (a)	250,000	235,550
5.50%, 03/15/28 (a)	150,000	154,674
5.25%, 07/15/28 (a)	200,000	205,714
5.80%, 11/15/28 (a)	280,000	292,426
5.20%, 02/15/29 (a)	135,000	138,883
3.95%, 03/15/29 (a)	245,000	242,552
3.80%, 08/15/29 (a)	400,000	392,412
2.90%, 01/15/30 (a)	255,000	240,409
5.00%, 01/31/30 (a)	175,000	179,256
2.10%, 06/15/30 (a)	200,000	180,414
1.88%, 10/15/30 (a)	400,000	353,968
2.70%, 04/15/31 (a)	200,000	182,610
2.30%, 09/15/31 (a)	200,000	176,762
4.05%, 03/15/32 (a)	250,000	242,373
5.65%, 03/15/33 (a)	200,000	210,922
5.55%, 07/15/33 (a)	350,000	366,583
5.90%, 11/15/33 (a)	40,000	42,877
5.45%, 02/15/34 (a)	50,000	51,988
5.40%, 01/31/35 (a)	275,000	284,232
3.70%, 10/15/49 (a)	235,000	176,328
3.10%, 06/15/50 (a)	455,000	305,619
2.95%, 01/15/51 (a)	390,000	252,689
AppLovin Corp.
5.13%, 12/01/29 (a)	340,000	347,908
5.38%, 12/01/31 (a)	300,000	310,644
5.50%, 12/01/34 (a)	275,000	284,092
5.95%, 12/01/54 (a)	180,000	182,281
AT&T, Inc.
3.80%, 02/15/27 (a)	150,000	149,366
4.25%, 03/01/27 (a)	470,000	470,949
2.30%, 06/01/27 (a)	720,000	699,134
1.65%, 02/01/28 (a)	700,000	662,634
4.10%, 02/15/28 (a)	350,000	349,769
4.35%, 03/01/29 (a)	850,000	853,893
4.30%, 02/15/30 (a)	870,000	872,184
4.70%, 08/15/30 (a)	225,000	228,920
2.75%, 06/01/31 (a)	900,000	825,228
2.25%, 02/01/32 (a)	750,000	656,902
4.55%, 11/01/32 (a)	340,000	338,674
2.55%, 12/01/33 (a)	1,131,000	964,076
5.40%, 02/15/34 (a)	790,000	821,553
4.50%, 05/15/35 (a)	795,000	768,057
5.38%, 08/15/35 (a)	325,000	334,766
4.90%, 11/01/35 (a)	370,000	367,336
5.25%, 03/01/37 (a)	380,000	386,882
4.90%, 08/15/37 (a)	239,000	233,716
6.30%, 01/15/38	150,000	163,487
6.55%, 02/15/39	100,000	111,501
4.85%, 03/01/39 (a)	350,000	336,147
6.00%, 08/15/40 (a)	150,000	157,673
5.35%, 09/01/40	175,000	173,978

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 03/01/41	100,000	108,697
3.50%, 06/01/41 (a)	715,000	571,900
5.55%, 08/15/41	185,000	186,445
5.15%, 03/15/42	100,000	97,539
4.30%, 12/15/42 (a)	450,000	389,088
3.10%, 02/01/43 (a)	215,000	159,562
4.65%, 06/01/44 (a)	180,000	159,169
4.80%, 06/15/44 (a)	50,000	45,044
4.35%, 06/15/45 (a)	415,000	350,762
4.85%, 07/15/45 (a)	50,000	45,096
5.55%, 11/01/45 (a)	320,000	317,043
4.75%, 05/15/46 (a)	600,000	536,088
5.15%, 11/15/46 (a)	200,000	187,786
5.65%, 02/15/47 (a)	260,000	265,967
5.45%, 03/01/47 (a)	133,000	128,731
4.50%, 03/09/48 (a)	535,000	453,921
4.55%, 03/09/49 (a)	309,000	261,729
5.15%, 02/15/50 (a)	190,000	176,350
3.65%, 06/01/51 (a)	875,000	633,754
3.30%, 02/01/52 (a)	280,000	188,003
3.50%, 09/15/53 (a)	2,245,000	1,553,383
5.70%, 11/01/54 (a)	440,000	435,327
3.55%, 09/15/55 (a)	2,190,000	1,509,676
6.05%, 08/15/56 (a)	400,000	415,260
5.70%, 03/01/57 (a)	110,000	108,854
3.80%, 12/01/57 (a)	1,780,000	1,271,365
3.65%, 09/15/59 (a)	1,880,000	1,287,010
3.85%, 06/01/60 (a)	440,000	313,359
3.50%, 02/01/61 (a)	220,000	145,550
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	235,000	202,366
5.10%, 05/11/33 (a)	325,000	330,967
5.20%, 02/15/34 (a)	210,000	212,612
4.46%, 04/01/48 (a)	400,000	334,792
4.30%, 07/29/49 (a)	180,000	144,140
3.65%, 08/15/52 (a)	150,000	107,861
5.55%, 02/15/54 (a)(c)	205,000	200,535
British Telecommunications PLC
5.13%, 12/04/28 (a)	150,000	153,690
9.63%, 12/15/30 (f)	795,000	979,368
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	290,000	285,711
4.20%, 03/15/28 (a)	315,000	313,579
2.25%, 01/15/29 (a)	370,000	344,263
5.05%, 03/30/29 (a)	375,000	380,070
6.10%, 06/01/29 (a)	400,000	419,916
2.80%, 04/01/31 (a)	470,000	424,057
2.30%, 02/01/32 (a)	315,000	269,583
4.40%, 04/01/33 (a)	290,000	275,065
6.65%, 02/01/34 (a)	255,000	272,898
6.55%, 06/01/34 (a)	450,000	479,731
6.38%, 10/23/35 (a)	630,000	660,290
5.85%, 12/01/35 (a)	370,000	373,755
5.38%, 04/01/38 (a)	305,000	287,844
3.50%, 06/01/41 (a)	445,000	325,736
3.50%, 03/01/42 (a)	380,000	274,246
6.48%, 10/23/45 (a)	1,000,000	990,070
5.38%, 05/01/47 (a)	745,000	644,172
5.75%, 04/01/48 (a)	755,000	684,679
5.13%, 07/01/49 (a)	420,000	348,100
4.80%, 03/01/50 (a)	795,000	630,157
3.70%, 04/01/51 (a)	545,000	360,016
3.90%, 06/01/52 (a)	705,000	477,736
5.25%, 04/01/53 (a)	460,000	384,776
6.83%, 10/23/55 (a)	145,000	148,083
6.70%, 12/01/55 (a)	220,000	222,715
3.85%, 04/01/61 (a)	540,000	336,533
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 12/01/61 (a)	450,000	312,539
3.95%, 06/30/62 (a)	515,000	326,515
5.50%, 04/01/63 (a)	300,000	251,640
Comcast Corp.
2.35%, 01/15/27 (a)	450,000	441,180
3.30%, 02/01/27 (a)	380,000	376,880
3.30%, 04/01/27 (a)	315,000	311,967
5.35%, 11/15/27 (a)	200,000	205,514
3.15%, 02/15/28 (a)	520,000	510,780
3.55%, 05/01/28 (a)	292,000	289,100
4.15%, 10/15/28 (a)	1,045,000	1,049,556
4.55%, 01/15/29 (a)	330,000	335,092
5.10%, 06/01/29 (a)	200,000	206,846
2.65%, 02/01/30 (a)	525,000	492,560
3.40%, 04/01/30 (a)	500,000	483,860
4.25%, 10/15/30 (a)	425,000	425,807
1.95%, 01/15/31 (a)	475,000	421,980
1.50%, 02/15/31 (a)	505,000	436,820
5.50%, 11/15/32 (a)	330,000	349,783
4.25%, 01/15/33	570,000	558,691
4.65%, 02/15/33 (a)	300,000	301,680
7.05%, 03/15/33	210,000	241,326
4.80%, 05/15/33 (a)	300,000	303,078
5.30%, 06/01/34 (a)	350,000	363,303
4.20%, 08/15/34 (a)	340,000	325,081
5.30%, 05/15/35 (a)	200,000	205,702
5.65%, 06/15/35	250,000	264,270
4.40%, 08/15/35 (a)	230,000	221,122
6.50%, 11/15/35	210,000	235,320
3.20%, 07/15/36 (a)	315,000	268,314
6.45%, 03/15/37	265,000	296,297
6.95%, 08/15/37	150,000	173,532
3.90%, 03/01/38 (a)	375,000	330,293
4.60%, 10/15/38 (a)	300,000	282,780
3.25%, 11/01/39 (a)	405,000	323,388
3.75%, 04/01/40 (a)	350,000	294,420
4.65%, 07/15/42	150,000	136,439
4.75%, 03/01/44	155,000	140,025
4.60%, 08/15/45 (a)	250,000	219,318
3.40%, 07/15/46 (a)	400,000	289,880
4.00%, 08/15/47 (a)	286,000	224,459
3.97%, 11/01/47 (a)	608,000	475,863
4.00%, 03/01/48 (a)	255,000	199,912
4.70%, 10/15/48 (a)	550,000	479,253
4.00%, 11/01/49 (a)	450,000	347,332
3.45%, 02/01/50 (a)	550,000	385,005
2.80%, 01/15/51 (a)	540,000	329,605
2.89%, 11/01/51 (a)	1,503,000	925,668
2.45%, 08/15/52 (a)	480,000	265,354
4.05%, 11/01/52 (a)	338,000	259,101
5.35%, 05/15/53 (a)	490,000	460,267
5.65%, 06/01/54 (a)	285,000	279,639
6.05%, 05/15/55 (a)	200,000	206,978
2.94%, 11/01/56 (a)	1,773,000	1,053,552
4.95%, 10/15/58 (a)	325,000	285,071
2.65%, 08/15/62 (a)	365,000	192,329
2.99%, 11/01/63 (a)	1,150,000	658,133
5.50%, 05/15/64 (a)	415,000	391,602
Crown Castle, Inc.
4.00%, 03/01/27 (a)	185,000	184,365
2.90%, 03/15/27 (a)	180,000	176,549
3.65%, 09/01/27 (a)	320,000	316,720
5.00%, 01/11/28 (a)	265,000	268,795
3.80%, 02/15/28 (a)	300,000	296,652
4.80%, 09/01/28 (a)	25,000	25,350
4.30%, 02/15/29 (a)	165,000	164,292
5.60%, 06/01/29 (a)	200,000	207,862
4.90%, 09/01/29 (a)	175,000	177,657

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 11/15/29 (a)	185,000	176,005
3.30%, 07/01/30 (a)	260,000	246,319
2.25%, 01/15/31 (a)	350,000	311,546
2.10%, 04/01/31 (a)	300,000	262,719
2.50%, 07/15/31 (a)	260,000	231,676
5.10%, 05/01/33 (a)	230,000	232,884
5.80%, 03/01/34 (a)	200,000	210,550
5.20%, 09/01/34 (a)	200,000	202,152
2.90%, 04/01/41 (a)	540,000	395,491
4.75%, 05/15/47 (a)	100,000	88,111
5.20%, 02/15/49 (a)	125,000	115,375
4.00%, 11/15/49 (a)	140,000	107,563
4.15%, 07/01/50 (a)	155,000	122,585
3.25%, 01/15/51 (a)	255,000	172,222
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,297,208
9.25%, 06/01/32	140,000	175,685
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	235,000	223,144
2.95%, 02/15/51 (a)	265,000	229,707
Fox Corp.
4.71%, 01/25/29 (a)	560,000	567,526
3.50%, 04/08/30 (a)	200,000	193,764
6.50%, 10/13/33 (a)	350,000	385,525
5.48%, 01/25/39 (a)	415,000	417,050
5.58%, 01/25/49 (a)	390,000	380,152
Grupo Televisa SAB
8.50%, 03/11/32	150,000	163,259
6.63%, 01/15/40	60,000	55,141
5.00%, 05/13/45 (a)	355,000	248,667
6.13%, 01/31/46 (a)	250,000	202,390
5.25%, 05/24/49 (a)(c)	215,000	152,536
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	301,416
2.40%, 03/01/31 (a)	200,000	178,854
5.40%, 10/01/48 (a)	240,000	223,973
Koninklijke KPN NV
8.38%, 10/01/30	170,000	199,480
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	806,703
4.60%, 05/15/28 (a)	500,000	510,235
4.30%, 08/15/29 (a)	300,000	304,005
4.80%, 05/15/30 (a)	320,000	330,515
4.55%, 08/15/31 (a)	325,000	331,568
3.85%, 08/15/32 (a)	910,000	886,031
4.95%, 05/15/33 (a)	500,000	517,670
4.75%, 08/15/34 (a)	695,000	704,327
4.45%, 08/15/52 (a)	700,000	601,566
5.60%, 05/15/53 (a)	695,000	705,432
5.40%, 08/15/54 (a)	1,000,000	989,610
4.65%, 08/15/62 (a)	455,000	390,777
5.75%, 05/15/63 (a)	510,000	524,683
5.55%, 08/15/64 (a)	850,000	845,699
NBCUniversal Media LLC
6.40%, 04/30/40	110,000	121,200
5.95%, 04/01/41	150,000	157,787
4.45%, 01/15/43	275,000	240,831
Netflix, Inc.
4.38%, 11/15/26	300,000	301,500
4.88%, 04/15/28	510,000	521,296
5.88%, 11/15/28	530,000	558,917
6.38%, 05/15/29	280,000	301,734
4.90%, 08/15/34 (a)	300,000	309,567
5.40%, 08/15/54 (a)	200,000	201,938
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	175,000	160,801
4.20%, 06/01/30 (a)	235,000	233,308
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 08/01/31 (a)	260,000	234,577
5.30%, 11/01/34 (a)	150,000	154,032
Orange SA
9.00%, 03/01/31	775,000	941,772
5.38%, 01/13/42	250,000	249,853
5.50%, 02/06/44 (a)	180,000	180,007
Paramount Global
2.90%, 01/15/27 (a)	160,000	156,770
3.38%, 02/15/28 (a)	220,000	214,397
3.70%, 06/01/28 (a)	220,000	215,274
4.20%, 06/01/29 (a)	134,000	131,781
7.88%, 07/30/30	245,000	273,702
4.95%, 01/15/31 (a)	350,000	346,041
4.20%, 05/19/32 (a)	275,000	256,457
5.50%, 05/15/33	125,000	123,825
6.88%, 04/30/36	335,000	355,026
5.90%, 10/15/40 (a)	100,000	91,665
4.85%, 07/01/42 (a)	145,000	118,925
4.38%, 03/15/43	360,000	277,945
5.85%, 09/01/43 (a)	375,000	342,967
5.25%, 04/01/44 (a)	95,000	78,784
4.90%, 08/15/44 (a)	160,000	129,789
4.60%, 01/15/45 (a)	175,000	136,624
4.95%, 05/19/50 (a)	305,000	242,393
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	190,000	187,139
3.20%, 03/15/27 (a)	360,000	354,910
5.00%, 02/15/29 (a)	370,000	377,274
3.80%, 03/15/32 (a)	550,000	519,733
5.30%, 02/15/34 (a)	300,000	304,479
7.50%, 08/15/38	100,000	117,134
4.50%, 03/15/42 (a)	165,000	143,623
5.45%, 10/01/43 (a)	225,000	217,166
5.00%, 03/15/44 (a)	200,000	183,068
4.30%, 02/15/48 (a)	220,000	180,635
4.35%, 05/01/49 (a)	190,000	156,919
3.70%, 11/15/49 (a)	155,000	115,807
4.55%, 03/15/52 (a)	600,000	496,734
Sprint Capital Corp.
6.88%, 11/15/28	725,000	779,940
8.75%, 03/15/32	575,000	700,338
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,257
4.95%, 03/28/28 (a)	200,000	203,716
5.40%, 06/12/29 (a)	140,000	145,051
4.00%, 04/14/32 (a)	150,000	144,386
5.60%, 06/12/34 (a)	150,000	156,795
TCI Communications, Inc.
7.13%, 02/15/28	120,000	128,024
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	349,482
7.05%, 06/20/36	560,000	631,893
5.21%, 03/08/47	795,000	715,977
4.90%, 03/06/48	400,000	344,120
5.52%, 03/01/49 (a)	450,000	418,792
Telefonica Europe BV
8.25%, 09/15/30	400,000	462,684
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	186,436
3.70%, 09/15/27 (a)	160,000	158,678
3.40%, 05/13/32 (a)	270,000	248,948
4.60%, 11/16/48 (a)	150,000	130,179
4.30%, 06/15/49 (a)	100,000	80,066
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	315,000	370,286

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Time Warner Cable LLC
6.55%, 05/01/37	465,000	484,018
7.30%, 07/01/38	460,000	503,125
6.75%, 06/15/39	440,000	459,928
5.88%, 11/15/40 (a)	375,000	359,460
5.50%, 09/01/41 (a)	410,000	376,142
4.50%, 09/15/42 (a)	300,000	241,341
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	1,200,000	1,193,136
4.75%, 02/01/28 (a)	500,000	501,005
2.05%, 02/15/28 (a)	600,000	572,028
4.95%, 03/15/28 (a)	295,000	300,658
4.80%, 07/15/28 (a)	275,000	280,096
4.85%, 01/15/29 (a)	460,000	469,292
2.63%, 02/15/29 (a)	360,000	341,827
2.40%, 03/15/29 (a)	200,000	188,328
3.38%, 04/15/29 (a)	755,000	733,211
4.20%, 10/01/29 (a)	200,000	199,856
3.88%, 04/15/30 (a)	1,870,000	1,833,572
2.55%, 02/15/31 (a)	800,000	727,064
2.88%, 02/15/31 (a)	375,000	346,020
3.50%, 04/15/31 (a)	775,000	737,575
2.25%, 11/15/31 (a)	350,000	307,962
2.70%, 03/15/32 (a)	300,000	269,061
5.13%, 05/15/32 (a)	350,000	360,192
5.20%, 01/15/33 (a)	275,000	283,885
5.05%, 07/15/33 (a)	415,000	424,142
6.70%, 12/15/33	160,000	179,005
5.75%, 01/15/34 (a)	325,000	344,490
5.15%, 04/15/34 (a)	350,000	358,190
4.70%, 01/15/35 (a)	200,000	196,710
5.30%, 05/15/35 (a)	275,000	281,834
4.38%, 04/15/40 (a)	575,000	519,898
3.00%, 02/15/41 (a)	650,000	488,228
4.50%, 04/15/50 (a)	905,000	762,417
3.30%, 02/15/51 (a)	880,000	599,456
3.40%, 10/15/52 (a)	840,000	575,912
5.65%, 01/15/53 (a)	565,000	559,729
5.75%, 01/15/54 (a)	475,000	476,002
6.00%, 06/15/54 (a)	320,000	331,728
5.50%, 01/15/55 (a)	200,000	193,708
5.25%, 06/15/55 (a)	185,000	172,422
5.88%, 11/15/55 (a)	395,000	403,654
3.60%, 11/15/60 (a)	545,000	370,458
5.80%, 09/15/62 (a)	285,000	286,622
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	295,000	291,085
7.00%, 03/01/32	190,000	217,132
4.38%, 08/16/41	150,000	135,491
4.13%, 12/01/41	95,000	83,065
4.13%, 06/01/44	290,000	247,637
3.00%, 07/30/46	190,000	132,827
Verizon Communications, Inc.
4.13%, 03/16/27	620,000	620,663
2.10%, 03/22/28 (a)	720,000	686,902
4.33%, 09/21/28	824,000	830,023
3.88%, 02/08/29 (a)	265,000	263,217
4.02%, 12/03/29 (a)	1,132,000	1,124,540
3.15%, 03/22/30 (a)	425,000	406,304
1.50%, 09/18/30 (a)	395,000	345,589
1.68%, 10/30/30 (a)	373,000	328,210
1.75%, 01/20/31 (a)	610,000	533,976
2.55%, 03/21/31 (a)	1,300,000	1,182,389
2.36%, 03/15/32 (a)	1,315,000	1,153,834
5.05%, 05/09/33 (a)	350,000	358,900
4.50%, 08/10/33	610,000	601,307
6.40%, 09/15/33	205,000	226,488
4.40%, 11/01/34 (a)	700,000	675,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.78%, 02/15/35 (a)	622,000	612,434
5.25%, 04/02/35 (a)	650,000	661,134
4.27%, 01/15/36	450,000	422,176
5.25%, 03/16/37	440,000	445,306
5.40%, 07/02/37 (a)(d)	841,000	854,885
4.81%, 03/15/39	400,000	381,468
2.65%, 11/20/40 (a)	905,000	654,867
3.40%, 03/22/41 (a)	1,090,000	861,612
2.85%, 09/03/41 (a)	175,000	127,598
4.75%, 11/01/41	190,000	175,214
3.85%, 11/01/42 (a)	206,000	167,968
6.55%, 09/15/43	235,000	262,469
4.13%, 08/15/46	240,000	196,214
4.86%, 08/21/46	695,000	632,693
5.50%, 03/16/47	295,000	291,330
4.52%, 09/15/48	465,000	401,049
4.00%, 03/22/50 (a)	415,000	327,879
2.88%, 11/20/50 (a)	870,000	555,878
3.55%, 03/22/51 (a)	125,000	91,528
3.88%, 03/01/52 (a)	275,000	210,697
5.50%, 02/23/54 (a)(c)	310,000	305,465
5.01%, 08/21/54	225,000	205,328
4.67%, 03/15/55	400,000	345,828
2.99%, 10/30/56 (a)	1,095,000	674,816
3.00%, 11/20/60 (a)	625,000	379,694
3.70%, 03/22/61 (a)	1,080,000	761,972
Vodafone Group PLC
7.88%, 02/15/30	135,000	154,200
6.25%, 11/30/32	145,000	157,822
6.15%, 02/27/37	405,000	441,677
5.00%, 05/30/38	200,000	197,114
4.38%, 02/19/43	90,000	78,331
5.25%, 05/30/48	425,000	401,655
4.88%, 06/19/49	350,000	311,210
4.25%, 09/17/50	200,000	159,702
5.63%, 02/10/53 (a)	260,000	253,360
5.75%, 06/28/54 (a)	525,000	517,624
5.75%, 02/10/63 (a)	145,000	141,173
5.88%, 06/28/64 (a)	300,000	298,746
Walt Disney Co.
3.38%, 11/15/26 (a)	200,000	198,862
3.70%, 03/23/27	145,000	144,790
2.20%, 01/13/28	300,000	289,428
2.00%, 09/01/29 (a)	625,000	579,962
3.80%, 03/22/30	375,000	371,062
2.65%, 01/13/31	650,000	604,896
6.55%, 03/15/33	130,000	147,836
6.20%, 12/15/34	200,000	225,608
6.40%, 12/15/35	275,000	312,689
6.15%, 03/01/37	105,000	116,080
6.65%, 11/15/37	365,000	421,860
4.63%, 03/23/40 (a)	250,000	240,815
3.50%, 05/13/40 (a)	525,000	440,370
6.15%, 02/15/41	245,000	270,718
5.40%, 10/01/43	190,000	193,048
4.75%, 09/15/44 (a)	185,000	171,695
4.95%, 10/15/45 (a)	135,000	128,315
7.75%, 12/01/45	125,000	163,225
4.75%, 11/15/46 (a)	155,000	142,099
2.75%, 09/01/49 (a)	635,000	410,064
4.70%, 03/23/50 (a)	500,000	456,935
3.60%, 01/13/51 (a)	805,000	609,498
3.80%, 05/13/60 (a)	475,000	356,706
Weibo Corp.
3.38%, 07/08/30 (a)	275,000	260,422
		155,564,026

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	755,000	745,955
4.88%, 05/26/30 (a)(d)	305,000	314,388
2.13%, 02/09/31 (a)	475,000	427,842
4.50%, 11/28/34 (a)	270,000	267,870
5.25%, 05/26/35 (a)(d)	350,000	366,667
4.00%, 12/06/37 (a)	305,000	281,436
2.70%, 02/09/41 (a)	295,000	219,917
4.20%, 12/06/47 (a)	500,000	428,010
3.15%, 02/09/51 (a)	460,000	322,534
5.63%, 11/26/54 (a)(d)	200,000	208,822
4.40%, 12/06/57 (a)	175,000	150,537
3.25%, 02/09/61 (a)	310,000	208,534
Amazon.com, Inc.
3.30%, 04/13/27 (a)	610,000	605,706
1.20%, 06/03/27 (a)	300,000	287,979
3.15%, 08/22/27 (a)	995,000	984,423
4.55%, 12/01/27 (a)	500,000	507,825
1.65%, 05/12/28 (a)	700,000	663,369
3.45%, 04/13/29 (a)	455,000	448,698
4.65%, 12/01/29 (a)	590,000	605,529
1.50%, 06/03/30 (a)	670,000	600,106
2.10%, 05/12/31 (a)	895,000	805,393
3.60%, 04/13/32 (a)	725,000	701,488
4.70%, 12/01/32 (a)	685,000	704,564
4.80%, 12/05/34 (a)	170,000	175,738
3.88%, 08/22/37 (a)	805,000	742,500
2.88%, 05/12/41 (a)	600,000	461,076
4.95%, 12/05/44 (a)	550,000	544,835
4.05%, 08/22/47 (a)	1,025,000	867,929
2.50%, 06/03/50 (a)	800,000	494,632
3.10%, 05/12/51 (a)	965,000	671,273
3.95%, 04/13/52 (a)	700,000	568,841
4.25%, 08/22/57 (a)	665,000	559,012
2.70%, 06/03/60 (a)	600,000	355,170
3.25%, 05/12/61 (a)	675,000	452,756
4.10%, 04/13/62 (a)	390,000	314,172
American Honda Finance Corp.
2.35%, 01/08/27	200,000	195,710
4.90%, 03/12/27	210,000	212,388
4.55%, 07/09/27	260,000	262,166
4.90%, 07/09/27	205,000	207,884
4.45%, 10/22/27	200,000	201,534
3.50%, 02/15/28	200,000	197,350
2.00%, 03/24/28	310,000	294,779
5.13%, 07/07/28	335,000	343,877
4.25%, 09/01/28	210,000	210,592
5.65%, 11/15/28	295,000	307,688
2.25%, 01/12/29	350,000	329,273
4.90%, 03/13/29	200,000	204,306
4.40%, 09/05/29	200,000	201,274
4.60%, 04/17/30	235,000	237,139
4.50%, 09/04/30	190,000	190,331
5.85%, 10/04/30	75,000	79,797
1.80%, 01/13/31	200,000	174,924
5.05%, 07/10/31	240,000	246,607
4.85%, 10/23/31	230,000	233,807
5.15%, 07/09/32	220,000	225,471
4.90%, 01/10/34	250,000	252,330
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	105,000	105,119
3.25%, 03/01/32 (a)	295,000	271,391
5.15%, 09/13/34 (a)	200,000	199,004
4.40%, 10/01/46 (a)	65,000	52,002
5.40%, 03/15/49 (a)	80,000	73,260
3.10%, 12/01/51 (a)	470,000	298,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/01/52 (a)	250,000	189,605
5.75%, 09/13/54 (a)	270,000	257,899
AutoNation, Inc.
3.80%, 11/15/27 (a)	210,000	207,921
1.95%, 08/01/28 (a)	65,000	61,004
4.75%, 06/01/30 (a)	280,000	281,666
2.40%, 08/01/31 (a)	150,000	131,135
3.85%, 03/01/32 (a)	165,000	154,673
AutoZone, Inc.
3.75%, 06/01/27 (a)	200,000	198,928
6.25%, 11/01/28 (a)	235,000	249,295
3.75%, 04/18/29 (a)	200,000	196,964
5.10%, 07/15/29 (a)	150,000	154,380
4.00%, 04/15/30 (a)	280,000	276,665
1.65%, 01/15/31 (a)	150,000	130,655
4.75%, 08/01/32 (a)	225,000	227,090
4.75%, 02/01/33 (a)	220,000	220,515
6.55%, 11/01/33 (a)	200,000	223,616
5.40%, 07/15/34 (a)	290,000	301,168
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	151,200
1.95%, 10/01/30 (a)	200,000	177,712
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	189,868
3.88%, 08/15/30 (a)	200,000	192,744
5.38%, 09/15/32 (a)	100,000	100,946
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	195,000	192,968
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	316,833
4.95%, 08/15/29 (a)	150,000	153,230
5.40%, 08/15/34 (a)	170,000	175,284
4.38%, 03/15/45 (a)	150,000	128,006
California Endowment
2.50%, 04/01/51 (a)	200,000	118,760
CBRE Services, Inc.
2.50%, 04/01/31 (a)	400,000	361,920
5.95%, 08/15/34 (a)	300,000	320,775
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	185,000	176,784
3.70%, 01/15/31 (a)	220,000	206,072
5.85%, 08/01/34 (a)	125,000	127,946
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	525,000	518,994
1.60%, 04/20/30 (a)	400,000	361,000
1.75%, 04/20/32 (a)	450,000	389,695
Cummins, Inc.
4.90%, 02/20/29 (a)	170,000	174,877
1.50%, 09/01/30 (a)	250,000	221,485
4.70%, 02/15/31 (a)	200,000	203,788
5.15%, 02/20/34 (a)	200,000	207,136
5.30%, 05/09/35 (a)	200,000	206,544
4.88%, 10/01/43 (a)	165,000	159,494
2.60%, 09/01/50 (a)	270,000	167,208
5.45%, 02/20/54 (a)	335,000	334,256
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	165,000	164,261
4.55%, 10/15/29 (a)	250,000	251,390
6.30%, 10/10/33 (a)	100,000	108,470
4.55%, 02/15/48 (a)	120,000	100,271
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	110,000	107,887
3.15%, 01/15/32 (a)	215,000	197,237
4.10%, 01/15/52 (a)	230,000	171,953

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar General Corp.
4.63%, 11/01/27 (a)	200,000	201,668
4.13%, 05/01/28 (a)	150,000	149,463
5.20%, 07/05/28 (a)	75,000	76,799
3.50%, 04/03/30 (a)	300,000	288,354
5.00%, 11/01/32 (a)	230,000	232,590
5.45%, 07/05/33 (a)(c)	300,000	311,313
4.13%, 04/03/50 (a)	95,000	75,127
5.50%, 11/01/52 (a)	100,000	96,031
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	324,070
2.65%, 12/01/31 (a)	260,000	232,047
3.38%, 12/01/51 (a)	165,000	111,062
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	213,536
4.85%, 10/15/30 (a)	150,000	153,081
5.00%, 10/15/34 (a)	200,000	202,446
5.50%, 10/15/35 (a)	200,000	207,532
eBay, Inc.
3.60%, 06/05/27 (a)	300,000	297,885
2.70%, 03/11/30 (a)	200,000	187,192
2.60%, 05/10/31 (a)	250,000	227,620
6.30%, 11/22/32 (a)	205,000	225,793
4.00%, 07/15/42 (a)	300,000	250,569
3.65%, 05/10/51 (a)	260,000	194,675
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	226,701
3.80%, 02/15/28 (a)	280,000	277,617
3.25%, 02/15/30 (a)	400,000	382,252
2.95%, 03/15/31 (a)	255,000	236,408
5.40%, 02/15/35 (a)	75,000	77,045
Ford Foundation
2.42%, 06/01/50 (a)	155,000	93,876
2.82%, 06/01/70 (a)	225,000	130,295
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	398,476
6.63%, 10/01/28	200,000	211,142
9.63%, 04/22/30 (a)	200,000	233,556
7.45%, 07/16/31	265,000	293,342
3.25%, 02/12/32 (a)	680,000	594,456
6.10%, 08/19/32 (a)	505,000	517,075
4.75%, 01/15/43	655,000	522,579
7.40%, 11/01/46	225,000	244,312
5.29%, 12/08/46 (a)	275,000	232,018
Ford Motor Credit Co. LLC
5.13%, 11/05/26	350,000	351,267
4.27%, 01/09/27 (a)	310,000	307,604
5.80%, 03/05/27 (a)	425,000	429,556
5.85%, 05/17/27 (a)	450,000	455,787
4.95%, 05/28/27 (a)	450,000	449,473
4.13%, 08/17/27 (a)	495,000	487,070
3.82%, 11/02/27 (a)	325,000	317,158
7.35%, 11/04/27 (a)	505,000	526,836
2.90%, 02/16/28 (a)	265,000	252,057
5.92%, 03/20/28 (a)	250,000	254,372
6.80%, 05/12/28 (a)	470,000	488,180
6.80%, 11/07/28 (a)	450,000	470,097
2.90%, 02/10/29 (a)	225,000	208,600
5.80%, 03/08/29 (a)	460,000	467,061
5.11%, 05/03/29 (a)	560,000	556,248
5.30%, 09/06/29 (a)	265,000	264,473
5.88%, 11/07/29 (a)	350,000	356,237
7.35%, 03/06/30 (a)	330,000	353,463
7.20%, 06/10/30 (a)	350,000	374,213
5.73%, 09/05/30 (a)	370,000	373,212
4.00%, 11/13/30 (a)	585,000	543,980
6.05%, 03/05/31 (a)	290,000	296,969
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 11/05/31 (a)	225,000	229,966
7.12%, 11/07/33 (a)	340,000	363,732
6.13%, 03/08/34 (a)	470,000	472,585
6.50%, 02/07/35 (a)	365,000	375,169
General Motors Co.
4.20%, 10/01/27 (a)	295,000	294,873
6.80%, 10/01/27 (a)	300,000	313,245
5.35%, 04/15/28 (a)	200,000	204,680
5.00%, 10/01/28 (a)	300,000	305,160
5.40%, 10/15/29 (a)	375,000	387,525
5.63%, 04/15/30 (a)	200,000	207,512
5.60%, 10/15/32 (a)	375,000	389,576
5.00%, 04/01/35	300,000	292,086
6.60%, 04/01/36 (a)	435,000	469,826
5.15%, 04/01/38 (a)	325,000	311,321
6.25%, 10/02/43	430,000	437,800
5.20%, 04/01/45	365,000	329,015
6.75%, 04/01/46 (a)	225,000	241,310
5.40%, 04/01/48 (a)	215,000	196,190
5.95%, 04/01/49 (a)	280,000	273,501
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	300,000	299,424
4.35%, 01/17/27 (a)	455,000	455,560
2.35%, 02/26/27 (a)	275,000	267,985
5.00%, 04/09/27 (a)	400,000	403,860
5.40%, 05/08/27	300,000	305,259
5.35%, 07/15/27	300,000	305,664
2.70%, 08/20/27 (a)	300,000	291,657
3.85%, 01/05/28 (a)	200,000	198,354
6.00%, 01/09/28 (a)	300,000	310,770
5.05%, 04/04/28	350,000	355,733
2.40%, 04/10/28 (a)	325,000	310,138
5.80%, 06/23/28 (a)	270,000	279,817
2.40%, 10/15/28 (a)	395,000	373,974
5.80%, 01/07/29 (a)	500,000	519,865
5.65%, 01/17/29 (a)	150,000	155,165
4.30%, 04/06/29 (a)	350,000	347,441
5.55%, 07/15/29 (a)	140,000	144,662
4.90%, 10/06/29 (a)	200,000	202,174
5.35%, 01/07/30 (a)	350,000	358,687
5.85%, 04/06/30 (a)	250,000	261,682
3.60%, 06/21/30 (a)	410,000	391,025
5.45%, 07/15/30 (a)	250,000	257,647
2.35%, 01/08/31 (a)	325,000	288,044
5.75%, 02/08/31 (a)	205,000	213,655
2.70%, 06/10/31 (a)	385,000	344,259
5.60%, 06/18/31 (a)	250,000	258,990
3.10%, 01/12/32 (a)	475,000	428,041
5.63%, 04/04/32 (a)	235,000	242,750
6.40%, 01/09/33 (a)	350,000	375,203
6.10%, 01/07/34 (a)	500,000	526,165
5.95%, 04/04/34 (a)	300,000	312,210
5.45%, 09/06/34 (a)	225,000	226,386
5.90%, 01/07/35 (a)	300,000	309,510
6.15%, 07/15/35 (a)	200,000	209,298
Genuine Parts Co.
4.95%, 08/15/29 (a)	325,000	331,266
1.88%, 11/01/30 (a)	230,000	202,485
2.75%, 02/01/32 (a)	295,000	261,845
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	255,000	262,252
5.30%, 01/15/29 (a)	260,000	265,140
4.00%, 01/15/30 (a)	200,000	193,850
4.00%, 01/15/31 (a)	325,000	310,963
3.25%, 01/15/32 (a)	235,000	211,263
5.25%, 02/15/33 (a)	180,000	180,526
6.75%, 12/01/33 (a)	220,000	239,008
5.63%, 09/15/34 (a)	25,000	25,326

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/01/37 (a)	200,000	198,936
6.25%, 09/15/54 (a)	50,000	50,373
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	125,000	101,814
Home Depot, Inc.
2.50%, 04/15/27 (a)	240,000	235,346
2.88%, 04/15/27 (a)	245,000	241,501
4.88%, 06/25/27 (a)	250,000	254,277
2.80%, 09/14/27 (a)	150,000	147,179
0.90%, 03/15/28 (a)	215,000	200,614
1.50%, 09/15/28 (a)	325,000	304,158
3.75%, 09/15/28 (a)	150,000	149,448
3.90%, 12/06/28 (a)	300,000	300,339
4.90%, 04/15/29 (a)	250,000	257,340
2.95%, 06/15/29 (a)	590,000	569,326
4.75%, 06/25/29 (a)	300,000	307,419
2.70%, 04/15/30 (a)	450,000	424,044
3.95%, 09/15/30 (a)	150,000	148,827
1.38%, 03/15/31 (a)	425,000	366,503
4.85%, 06/25/31 (a)	275,000	283,860
1.88%, 09/15/31 (a)	340,000	297,330
3.25%, 04/15/32 (a)	400,000	374,724
4.50%, 09/15/32 (a)	450,000	457,137
4.95%, 06/25/34 (a)	450,000	460,989
4.65%, 09/15/35 (a)	290,000	287,431
5.88%, 12/16/36	900,000	980,325
3.30%, 04/15/40 (a)	435,000	356,804
5.40%, 09/15/40 (a)	206,000	212,316
5.95%, 04/01/41 (a)	250,000	269,842
4.20%, 04/01/43 (a)	250,000	218,105
4.88%, 02/15/44 (a)	225,000	213,757
4.40%, 03/15/45 (a)	325,000	287,183
4.25%, 04/01/46 (a)	425,000	365,287
3.90%, 06/15/47 (a)	360,000	291,463
4.50%, 12/06/48 (a)	430,000	379,187
3.13%, 12/15/49 (a)	450,000	312,592
3.35%, 04/15/50 (a)	430,000	310,920
2.38%, 03/15/51 (a)	375,000	219,326
2.75%, 09/15/51 (a)	290,000	183,193
3.63%, 04/15/52 (a)	495,000	371,344
4.95%, 09/15/52 (a)	300,000	280,335
5.30%, 06/25/54 (a)	435,000	426,504
3.50%, 09/15/56 (a)	377,000	269,891
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	195,686
4.44%, 07/08/28 (a)	280,000	281,742
4.69%, 07/08/30 (a)	350,000	353,304
2.97%, 03/10/32 (a)	255,000	232,499
5.34%, 07/08/35 (a)	250,000	254,947
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	225,000	229,286
5.05%, 03/30/28 (a)	50,000	50,824
4.38%, 09/15/28 (a)	205,000	205,336
5.25%, 06/30/29 (a)	175,000	179,685
5.75%, 04/23/30 (a)(h)	160,000	166,501
5.75%, 03/30/32 (a)	275,000	286,913
5.50%, 06/30/34 (a)	100,000	102,481
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	250,000	242,350
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	435,000	444,566
3.90%, 08/08/29 (a)	355,000	343,636
6.00%, 08/15/29 (a)	190,000	197,953
6.20%, 08/15/34 (a)	190,000	199,158
Lear Corp.
3.80%, 09/15/27 (a)	150,000	149,085
4.25%, 05/15/29 (a)	185,000	184,132
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/30/30 (a)	90,000	86,225
2.60%, 01/15/32 (a)	135,000	119,101
5.25%, 05/15/49 (a)	200,000	180,512
3.55%, 01/15/52 (a)	100,000	67,914
Lennar Corp.
5.00%, 06/15/27 (a)	125,000	126,144
4.75%, 11/29/27 (a)	250,000	252,415
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	299,727
6.25%, 06/15/33 (a)	200,000	213,524
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	510,000	502,896
3.95%, 10/15/27	190,000	189,861
1.30%, 04/15/28 (a)	350,000	327,313
1.70%, 09/15/28 (a)	200,000	186,972
4.00%, 10/15/28 (a)	220,000	219,529
6.50%, 03/15/29	166,000	178,785
3.65%, 04/05/29 (a)	547,000	537,575
4.50%, 04/15/30 (a)	415,000	420,524
1.70%, 10/15/30 (a)	345,000	303,717
4.25%, 03/15/31 (a)	320,000	318,013
2.63%, 04/01/31 (a)	525,000	479,530
3.75%, 04/01/32 (a)	445,000	425,754
4.50%, 10/15/32 (a)	380,000	376,983
5.00%, 04/15/33 (a)	425,000	435,242
5.15%, 07/01/33 (a)	225,000	232,592
4.85%, 10/15/35 (a)	350,000	347,263
5.50%, 10/15/35	20,000	20,905
5.00%, 04/15/40 (a)	100,000	98,017
2.80%, 09/15/41 (a)	80,000	57,978
4.65%, 04/15/42 (a)	150,000	137,090
4.38%, 09/15/45 (a)	150,000	127,667
3.70%, 04/15/46 (a)	375,000	288,409
4.05%, 05/03/47 (a)	450,000	362,443
4.55%, 04/05/49 (a)	180,000	153,855
5.13%, 04/15/50 (a)	110,000	102,137
3.00%, 10/15/50 (a)	545,000	352,887
3.50%, 04/01/51 (a)	175,000	124,394
4.25%, 04/01/52 (a)	465,000	376,069
5.63%, 04/15/53 (a)	465,000	462,243
5.75%, 07/01/53 (a)	165,000	166,749
4.45%, 04/01/62 (a)	405,000	324,045
5.80%, 09/15/62 (a)	300,000	301,122
5.85%, 04/01/63 (a)	150,000	151,698
Magna International, Inc.
2.45%, 06/15/30 (a)	125,000	115,258
5.50%, 03/21/33 (a)	330,000	343,018
Marriott International, Inc.
4.20%, 07/15/27	120,000	120,403
5.00%, 10/15/27 (a)	250,000	254,445
4.65%, 12/01/28 (a)	175,000	177,401
4.90%, 04/15/29 (a)	200,000	204,320
4.88%, 05/15/29 (a)	150,000	152,930
4.80%, 03/15/30 (a)	150,000	152,736
4.63%, 06/15/30 (a)	500,000	505,100
2.85%, 04/15/31 (a)	395,000	363,684
4.50%, 10/15/31 (a)	150,000	149,402
3.50%, 10/15/32 (a)	485,000	449,658
5.30%, 05/15/34 (a)	300,000	308,124
5.35%, 03/15/35 (a)	325,000	332,556
5.25%, 10/15/35 (a)	180,000	181,764
5.50%, 04/15/37 (a)	500,000	511,095
McDonald's Corp.
3.50%, 03/01/27 (a)	250,000	248,310
3.50%, 07/01/27 (a)	250,000	248,080
3.80%, 04/01/28 (a)	350,000	348,589
4.80%, 08/14/28 (a)	150,000	153,213

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/17/29 (a)	150,000	154,505
2.63%, 09/01/29 (a)	300,000	284,490
2.13%, 03/01/30 (a)	305,000	279,862
4.60%, 05/15/30 (a)	150,000	152,447
3.60%, 07/01/30 (a)	350,000	341,855
4.40%, 02/12/31 (a)	160,000	160,493
4.60%, 09/09/32 (a)	290,000	294,237
4.95%, 08/14/33 (a)	35,000	36,085
4.95%, 03/03/35 (a)	265,000	268,609
4.70%, 12/09/35 (a)	225,000	223,650
5.00%, 02/13/36 (a)	220,000	221,782
6.30%, 10/15/37	280,000	312,374
6.30%, 03/01/38	270,000	299,465
5.70%, 02/01/39	163,000	173,634
4.88%, 07/15/40	90,000	86,968
3.70%, 02/15/42	150,000	123,075
3.63%, 05/01/43	165,000	131,827
4.60%, 05/26/45 (a)	125,000	112,270
4.88%, 12/09/45 (a)	570,000	527,837
4.45%, 03/01/47 (a)	190,000	164,840
4.45%, 09/01/48 (a)	255,000	220,052
3.63%, 09/01/49 (a)	545,000	408,766
4.20%, 04/01/50 (a)	165,000	135,754
5.15%, 09/09/52 (a)	250,000	237,020
5.45%, 08/14/53 (a)	155,000	153,779
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	120,000	115,339
2.50%, 01/15/31 (a)	150,000	132,749
6.00%, 01/15/43 (a)	150,000	142,871
3.97%, 08/06/61 (a)	190,000	128,279
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	184,952
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	536,490
Meritage Homes Corp.
5.13%, 06/06/27 (a)	140,000	141,344
Nature Conservancy
3.96%, 03/01/52 (a)	160,000	128,003
NIKE, Inc.
2.38%, 11/01/26 (a)	310,000	305,055
2.75%, 03/27/27 (a)	260,000	256,082
2.85%, 03/27/30 (a)	500,000	475,035
3.25%, 03/27/40 (a)	300,000	243,663
3.63%, 05/01/43 (a)	125,000	100,969
3.88%, 11/01/45 (a)	255,000	207,988
3.38%, 11/01/46 (a)	255,000	191,446
3.38%, 03/27/50 (a)	450,000	327,582
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	236,398
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	200,000	203,462
3.60%, 09/01/27 (a)	250,000	247,860
4.35%, 06/01/28 (a)	209,000	210,359
3.90%, 06/01/29 (a)	260,000	257,379
1.75%, 03/15/31 (a)	250,000	217,943
5.00%, 08/19/34 (a)	270,000	272,665
PACCAR Financial Corp.
5.20%, 11/09/26	250,000	253,607
4.50%, 11/25/26	200,000	201,580
2.00%, 02/04/27	50,000	48,797
5.00%, 05/13/27	160,000	162,843
4.25%, 06/23/27	120,000	120,856
4.45%, 08/06/27	275,000	278,264
4.60%, 01/10/28	200,000	203,104
4.00%, 08/08/28	145,000	145,492
4.60%, 01/31/29	200,000	203,866
5.00%, 03/22/34	240,000	247,409
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PulteGroup, Inc.
5.00%, 01/15/27 (a)	135,000	136,239
7.88%, 06/15/32	110,000	129,747
6.38%, 05/15/33	140,000	152,886
6.00%, 02/15/35	125,000	134,428
PVH Corp.
5.50%, 06/13/30 (a)	150,000	152,981
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	188,994
5.00%, 06/15/32 (a)	150,000	153,735
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	154,320
Rollins, Inc.
5.25%, 02/24/35 (a)	210,000	213,715
Ross Stores, Inc.
1.88%, 04/15/31 (a)	250,000	218,330
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	240,000	254,114
5.38%, 01/15/36 (a)	440,000	443,036
Sands China Ltd.
2.30%, 03/08/27 (a)(h)	300,000	291,495
5.40%, 08/08/28 (a)(h)	580,000	592,986
2.85%, 03/08/29 (a)(h)	270,000	254,594
4.38%, 06/18/30 (a)(h)	200,000	197,022
3.25%, 08/08/31 (a)(h)	95,000	87,401
Starbucks Corp.
4.85%, 02/08/27 (a)	250,000	252,510
2.00%, 03/12/27 (a)	250,000	242,830
3.50%, 03/01/28 (a)	150,000	148,167
4.50%, 05/15/28 (a)	200,000	202,018
4.00%, 11/15/28 (a)	250,000	249,757
3.55%, 08/15/29 (a)	305,000	298,985
2.25%, 03/12/30 (a)	220,000	202,217
4.80%, 05/15/30 (a)	100,000	102,120
2.55%, 11/15/30 (a)	375,000	344,434
4.90%, 02/15/31 (a)	145,000	149,243
3.00%, 02/14/32 (a)	300,000	276,087
4.80%, 02/15/33 (a)	190,000	192,696
5.00%, 02/15/34 (a)	150,000	153,318
5.40%, 05/15/35 (a)	100,000	103,815
4.30%, 06/15/45 (a)	200,000	167,734
3.75%, 12/01/47 (a)	185,000	140,744
4.50%, 11/15/48 (a)	285,000	243,361
4.45%, 08/15/49 (a)	305,000	257,200
3.35%, 03/12/50 (a)	130,000	90,355
3.50%, 11/15/50 (a)	300,000	214,185
Tapestry, Inc.
4.13%, 07/15/27 (a)	245,000	244,841
3.05%, 03/15/32 (a)	290,000	263,349
5.50%, 03/11/35 (a)	250,000	255,627
Target Corp.
1.95%, 01/15/27 (a)	300,000	292,944
4.35%, 06/15/28 (a)	150,000	151,542
3.38%, 04/15/29 (a)	345,000	338,007
2.35%, 02/15/30 (a)	310,000	288,774
2.65%, 09/15/30 (a)	195,000	182,034
4.50%, 09/15/32 (a)	375,000	377,430
6.35%, 11/01/32	140,000	156,038
4.40%, 01/15/33 (a)	150,000	150,036
4.50%, 09/15/34 (a)	95,000	93,780
5.25%, 02/15/36 (a)	140,000	144,270
6.50%, 10/15/37	165,000	188,027
7.00%, 01/15/38	100,000	118,030
4.00%, 07/01/42	390,000	333,559
3.63%, 04/15/46	200,000	154,722
3.90%, 11/15/47 (a)	200,000	159,718

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 01/15/52 (a)	300,000	197,529
4.80%, 01/15/53 (a)	385,000	350,558
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	93,151
3.88%, 04/15/30 (a)	250,000	247,822
4.50%, 04/15/50 (a)	135,000	119,584
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	240,000	241,774
4.35%, 02/15/28 (a)	120,000	120,277
3.80%, 11/01/29 (a)	105,000	102,873
5.60%, 06/15/35 (a)	140,000	143,683
Toyota Motor Corp.
4.19%, 06/30/27 (a)	310,000	311,612
3.67%, 07/20/28	250,000	249,337
2.76%, 07/02/29	220,000	210,463
5.12%, 07/13/33 (a)	305,000	318,447
Toyota Motor Credit Corp.
5.40%, 11/20/26	300,000	304,809
3.20%, 01/11/27	390,000	386,560
5.00%, 03/19/27	275,000	279,317
3.05%, 03/22/27	550,000	543,444
1.15%, 08/13/27	350,000	333,263
4.55%, 09/20/27	440,000	445,394
4.35%, 10/08/27	370,000	373,212
5.45%, 11/10/27	125,000	128,900
3.05%, 01/11/28	250,000	245,130
4.63%, 01/12/28	325,000	329,781
1.90%, 04/06/28	215,000	204,738
4.05%, 09/05/28	240,000	240,715
5.25%, 09/11/28	250,000	258,875
4.65%, 01/05/29	265,000	269,900
3.65%, 01/08/29	200,000	197,840
5.05%, 05/16/29	250,000	258,115
4.45%, 06/29/29	200,000	202,534
4.55%, 08/09/29	250,000	253,945
4.95%, 01/09/30	200,000	206,100
2.15%, 02/13/30	275,000	253,360
3.38%, 04/01/30	465,000	450,538
4.80%, 05/15/30	200,000	204,954
4.55%, 05/17/30	200,000	203,228
5.55%, 11/20/30	300,000	317,769
1.65%, 01/10/31	315,000	276,264
5.10%, 03/21/31	255,000	264,649
1.90%, 09/12/31	175,000	152,772
4.60%, 10/10/31	200,000	202,758
4.65%, 09/03/32	210,000	211,735
4.70%, 01/12/33	250,000	253,532
4.80%, 01/05/34	225,000	228,994
5.35%, 01/09/35	200,000	209,342
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	176,028
5.25%, 05/15/33 (a)	200,000	206,464
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	351,211
4.15%, 01/15/31 (a)	290,000	287,442
4.80%, 09/15/34 (a)	450,000	450,841
4.80%, 09/15/35 (a)	370,000	366,614
5.35%, 09/15/54 (a)	250,000	242,582
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	90,000	94,784
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	564,687
4.95%, 02/15/30 (a)	300,000	303,606
5.13%, 11/15/31 (a)	200,000	202,882
5.13%, 05/15/32 (a)	430,000	434,321
5.63%, 04/01/35 (a)	250,000	256,057
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 05/15/52 (a)	335,000	320,019
6.13%, 04/01/54 (a)	150,000	152,177
Walmart, Inc.
5.88%, 04/05/27	100,000	103,306
3.95%, 09/09/27 (a)	100,000	100,482
3.90%, 04/15/28 (a)	200,000	200,854
3.70%, 06/26/28 (a)	550,000	550,016
1.50%, 09/22/28 (a)	235,000	220,273
3.25%, 07/08/29 (a)	350,000	342,972
2.38%, 09/24/29 (a)	235,000	222,364
7.55%, 02/15/30	150,000	171,632
4.00%, 04/15/30 (a)	90,000	90,641
4.35%, 04/28/30 (a)	145,000	147,433
1.80%, 09/22/31 (a)	690,000	609,042
4.15%, 09/09/32 (a)	515,000	516,324
4.10%, 04/15/33 (a)	410,000	407,474
4.90%, 04/28/35 (a)	450,000	462,712
5.25%, 09/01/35	465,000	492,565
6.50%, 08/15/37	285,000	331,093
6.20%, 04/15/38	200,000	227,468
3.95%, 06/28/38 (a)	165,000	153,569
5.63%, 04/01/40	170,000	183,110
5.00%, 10/25/40	150,000	152,912
5.63%, 04/15/41	175,000	187,261
2.50%, 09/22/41 (a)	250,000	181,088
4.00%, 04/11/43 (a)	160,000	140,461
4.30%, 04/22/44 (a)	165,000	149,086
3.63%, 12/15/47 (a)	150,000	119,274
4.05%, 06/29/48 (a)	560,000	472,808
2.95%, 09/24/49 (a)	285,000	198,397
2.65%, 09/22/51 (a)	350,000	223,902
4.50%, 09/09/52 (a)	125,000	112,208
4.50%, 04/15/53 (a)	495,000	444,287
		150,561,970
Consumer Non-Cyclical 3.5%
Abbott Laboratories
3.75%, 11/30/26 (a)	503,000	502,819
1.15%, 01/30/28 (a)	150,000	141,321
1.40%, 06/30/30 (a)	100,000	89,110
4.75%, 11/30/36 (a)	500,000	504,960
6.15%, 11/30/37	150,000	168,587
6.00%, 04/01/39	180,000	199,831
5.30%, 05/27/40	220,000	228,653
4.75%, 04/15/43 (a)	275,000	264,016
4.90%, 11/30/46 (a)	925,000	888,666
AbbVie, Inc.
2.95%, 11/21/26 (a)	1,100,000	1,087,735
4.80%, 03/15/27 (a)	685,000	693,069
4.65%, 03/15/28 (a)	375,000	381,184
4.25%, 11/14/28 (a)	590,000	595,027
4.80%, 03/15/29 (a)	700,000	716,149
3.20%, 11/21/29 (a)	1,695,000	1,635,302
4.88%, 03/15/30 (a)	300,000	309,012
4.95%, 03/15/31 (a)	555,000	573,765
5.05%, 03/15/34 (a)	860,000	884,390
4.55%, 03/15/35 (a)	550,000	541,706
5.20%, 03/15/35 (a)	265,000	274,561
4.50%, 05/14/35 (a)	730,000	716,305
4.30%, 05/14/36 (a)	370,000	355,903
4.05%, 11/21/39 (a)	1,170,000	1,048,215
4.63%, 10/01/42 (a)	155,000	144,038
4.40%, 11/06/42	750,000	676,815
5.35%, 03/15/44 (a)	200,000	200,926
4.85%, 06/15/44 (a)	325,000	307,125
4.75%, 03/15/45 (a)	258,000	238,942
4.70%, 05/14/45 (a)	735,000	674,826
4.45%, 05/14/46 (a)	560,000	495,757

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/14/48 (a)	595,000	553,082
4.25%, 11/21/49 (a)	1,725,000	1,457,659
5.40%, 03/15/54 (a)	900,000	896,562
5.60%, 03/15/55 (a)	35,000	35,834
5.50%, 03/15/64 (a)	415,000	415,104
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	95,483
Adventist Health System
4.74%, 12/01/30 (a)	100,000	100,053
5.43%, 03/01/32 (a)	100,000	102,885
5.76%, 12/01/34 (a)	160,000	164,877
3.63%, 03/01/49 (a)	105,000	72,674
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	99,506
2.21%, 06/15/30 (a)	100,000	91,767
4.27%, 08/15/48 (a)	170,000	143,766
3.39%, 10/15/49 (a)	175,000	127,913
3.01%, 06/15/50 (a)	55,000	37,116
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	225,000	213,163
2.10%, 06/04/30 (a)	150,000	136,167
2.30%, 03/12/31 (a)	305,000	273,917
4.75%, 09/09/34 (a)	175,000	174,493
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	163,442
AHS Hospital Corp.
5.02%, 07/01/45	130,000	124,710
2.78%, 07/01/51 (a)	150,000	95,001
Allina Health System
3.89%, 04/15/49 (a)	75,000	59,243
2.90%, 11/15/51 (a)	90,000	57,559
Altria Group, Inc.
6.20%, 11/01/28 (a)	165,000	174,349
4.80%, 02/14/29 (a)	695,000	706,099
3.40%, 05/06/30 (a)	365,000	350,732
4.50%, 08/06/30 (a)	170,000	170,695
2.45%, 02/04/32 (a)	560,000	493,080
5.63%, 02/06/35 (a)	170,000	176,662
5.25%, 08/06/35 (a)	150,000	151,713
5.80%, 02/14/39 (a)	565,000	586,843
3.40%, 02/04/41 (a)	455,000	353,021
4.25%, 08/09/42	275,000	231,731
4.50%, 05/02/43	300,000	258,978
5.38%, 01/31/44	400,000	393,228
3.88%, 09/16/46 (a)	505,000	387,199
5.95%, 02/14/49 (a)	780,000	799,679
4.45%, 05/06/50 (a)	160,000	130,339
3.70%, 02/04/51 (a)	400,000	288,908
4.00%, 02/04/61 (a)	275,000	202,909
Amgen, Inc.
2.20%, 02/21/27 (a)	475,000	463,519
3.20%, 11/02/27 (a)	200,000	196,750
5.15%, 03/02/28 (a)	1,050,000	1,074,612
1.65%, 08/15/28 (a)	250,000	233,762
3.00%, 02/22/29 (a)	250,000	240,830
4.05%, 08/18/29 (a)	445,000	443,167
2.45%, 02/21/30 (a)	400,000	370,644
5.25%, 03/02/30 (a)	750,000	777,892
2.30%, 02/25/31 (a)	380,000	342,342
2.00%, 01/15/32 (a)	335,000	290,907
3.35%, 02/22/32 (a)	360,000	338,249
4.20%, 03/01/33 (a)	260,000	252,983
5.25%, 03/02/33 (a)	1,400,000	1,450,974
6.40%, 02/01/39	125,000	137,670
3.15%, 02/21/40 (a)	425,000	334,998
5.75%, 03/15/40	100,000	104,075
2.80%, 08/15/41 (a)	230,000	169,597
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/01/41	125,000	118,166
5.15%, 11/15/41 (a)	221,000	214,861
5.65%, 06/15/42 (a)	115,000	117,854
5.60%, 03/02/43 (a)	800,000	811,048
4.40%, 05/01/45 (a)	650,000	564,882
4.56%, 06/15/48 (a)	410,000	355,011
3.38%, 02/21/50 (a)	440,000	318,622
4.66%, 06/15/51 (a)	1,025,000	896,137
3.00%, 01/15/52 (a)	320,000	212,403
4.20%, 02/22/52 (a)	275,000	221,158
4.88%, 03/01/53 (a)	315,000	281,515
5.65%, 03/02/53 (a)	1,255,000	1,253,770
2.77%, 09/01/53 (a)	257,000	156,153
4.40%, 02/22/62 (a)	355,000	284,355
5.75%, 03/02/63 (a)	810,000	809,133
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,440,000	1,423,469
4.90%, 02/01/46 (a)	2,510,000	2,353,351
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	392,000	386,394
4.63%, 02/01/44	210,000	191,856
4.90%, 02/01/46 (a)	425,000	397,422
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	918,684
3.50%, 06/01/30 (a)	455,000	443,097
4.90%, 01/23/31 (a)	250,000	258,502
5.00%, 06/15/34 (a)	330,000	340,596
5.88%, 06/15/35	115,000	125,766
4.38%, 04/15/38 (a)	165,000	156,917
8.20%, 01/15/39	345,000	445,954
5.45%, 01/23/39 (a)	565,000	584,097
8.00%, 11/15/39	140,000	179,815
4.95%, 01/15/42	490,000	471,865
4.60%, 04/15/48 (a)	240,000	217,613
4.44%, 10/06/48 (a)	555,000	483,133
5.55%, 01/23/49 (a)	1,200,000	1,214,832
4.50%, 06/01/50 (a)	205,000	185,751
4.75%, 04/15/58 (a)	220,000	196,658
5.80%, 01/23/59 (a)	620,000	647,224
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	250,000	240,542
2.90%, 03/01/32 (a)	135,000	123,456
5.38%, 09/15/35	220,000	232,280
4.54%, 03/26/42	160,000	145,427
4.02%, 04/16/43	110,000	93,293
3.75%, 09/15/47 (a)	190,000	147,725
4.50%, 03/15/49 (a)	50,000	43,734
2.70%, 09/15/51 (a)	250,000	156,328
Ascension Health
2.53%, 11/15/29 (a)	270,000	253,865
3.11%, 11/15/39 (a)	170,000	134,698
3.95%, 11/15/46	350,000	287,140
4.85%, 11/15/53	125,000	114,166
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	350,000	354,347
4.88%, 03/03/28 (a)	300,000	306,621
1.75%, 05/28/28 (a)	350,000	331,303
4.85%, 02/26/29 (a)	450,000	461,745
4.90%, 03/03/30 (a)	200,000	206,166
4.90%, 02/26/31 (a)	300,000	310,107
2.25%, 05/28/31 (a)	240,000	217,102
5.00%, 02/26/34 (a)	500,000	515,820
AstraZeneca PLC
3.13%, 06/12/27 (a)	175,000	173,054
4.00%, 01/17/29 (a)	260,000	260,302
1.38%, 08/06/30 (a)	480,000	422,827
6.45%, 09/15/37	770,000	878,632

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/18/42	350,000	304,545
4.38%, 11/16/45	270,000	241,159
4.38%, 08/17/48 (a)	250,000	220,902
2.13%, 08/06/50 (a)	230,000	131,608
3.00%, 05/28/51 (a)	250,000	172,400
Banner Health
2.34%, 01/01/30 (a)	145,000	134,389
1.90%, 01/01/31 (a)	135,000	119,938
2.91%, 01/01/42 (a)	140,000	104,537
3.18%, 01/01/50 (a)	25,000	17,324
2.91%, 01/01/51 (a)	100,000	64,990
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	29,907
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	190,000	138,062
BAT Capital Corp.
4.70%, 04/02/27 (a)	250,000	251,767
3.56%, 08/15/27 (a)	715,000	707,829
2.26%, 03/25/28 (a)	540,000	516,008
3.46%, 09/06/29 (a)	200,000	193,866
4.91%, 04/02/30 (a)	395,000	402,825
6.34%, 08/02/30 (a)	200,000	215,964
2.73%, 03/25/31 (a)	400,000	365,812
4.74%, 03/16/32 (a)	345,000	347,001
5.35%, 08/15/32 (a)	275,000	284,548
7.75%, 10/19/32 (a)	250,000	291,817
4.63%, 03/22/33 (a)	220,000	217,884
6.42%, 08/02/33 (a)	275,000	302,074
6.00%, 02/20/34 (a)	300,000	320,592
5.63%, 08/15/35 (a)	250,000	259,797
4.39%, 08/15/37 (a)	765,000	701,643
3.73%, 09/25/40 (a)	145,000	117,151
7.08%, 08/02/43 (a)	200,000	226,072
4.54%, 08/15/47 (a)	715,000	600,264
4.76%, 09/06/49 (a)	300,000	255,921
5.28%, 04/02/50 (a)	225,000	205,389
5.65%, 03/16/52 (a)	160,000	153,346
7.08%, 08/02/53 (a)	330,000	377,946
BAT International Finance PLC
4.45%, 03/16/28 (a)	400,000	402,384
5.93%, 02/02/29 (a)	300,000	315,171
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	166,457
Baxter International, Inc.
1.92%, 02/01/27 (a)	415,000	402,521
2.27%, 12/01/28 (a)	460,000	431,885
3.95%, 04/01/30 (a)	110,000	107,935
1.73%, 04/01/31 (a)	225,000	193,572
2.54%, 02/01/32 (a)	450,000	394,762
3.50%, 08/15/46 (a)	65,000	46,537
3.13%, 12/01/51 (a)	285,000	182,024
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	132,668
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	170,000	150,924
4.19%, 11/15/45 (a)	100,000	85,029
3.97%, 11/15/46 (a)	110,000	90,026
2.84%, 11/15/50 (a)	225,000	145,420
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	617,069
4.69%, 02/13/28 (a)	290,000	293,709
4.87%, 02/08/29 (a)	200,000	204,050
2.82%, 05/20/30 (a)	325,000	304,860
1.96%, 02/11/31 (a)	325,000	286,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.11%, 02/08/34 (a)	125,000	127,765
4.69%, 12/15/44 (a)	375,000	336,011
4.67%, 06/06/47 (a)	450,000	398,443
3.79%, 05/20/50 (a)	150,000	115,167
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)(c)	150,000	98,472
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	456,400
5.05%, 01/15/31 (a)	100,000	102,838
5.20%, 09/15/45 (a)	265,000	244,659
3.15%, 05/01/50 (a)	545,000	355,182
3.25%, 02/15/51 (a)	345,000	226,141
6.45%, 05/15/55 (a)	270,000	289,629
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	245,000	241,692
3.70%, 03/15/32 (a)	250,000	234,020
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	210,000	204,038
Boston Scientific Corp.
4.00%, 03/01/28 (a)	80,000	80,242
2.65%, 06/01/30 (a)	350,000	327,502
6.50%, 11/15/35 (f)	215,000	241,292
4.55%, 03/01/39 (a)	135,000	129,106
7.38%, 01/15/40	100,000	121,885
4.70%, 03/01/49 (a)	140,000	128,526
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	300,000	303,927
3.25%, 02/27/27	150,000	148,800
1.13%, 11/13/27 (a)	300,000	284,145
3.45%, 11/15/27 (a)	150,000	148,886
3.90%, 02/20/28 (a)	400,000	400,196
4.90%, 02/22/29 (a)	500,000	513,400
3.40%, 07/26/29 (a)	705,000	687,544
1.45%, 11/13/30 (a)	395,000	346,348
5.75%, 02/01/31 (a)	305,000	326,530
5.10%, 02/22/31 (a)	380,000	395,382
2.95%, 03/15/32 (a)	250,000	229,880
5.90%, 11/15/33 (a)	385,000	419,015
5.20%, 02/22/34 (a)	750,000	777,720
4.13%, 06/15/39 (a)	665,000	602,962
2.35%, 11/13/40 (a)	300,000	210,954
3.55%, 03/15/42 (a)	300,000	242,937
3.25%, 08/01/42	135,000	104,367
5.50%, 02/22/44 (a)	200,000	202,386
4.50%, 03/01/44 (a)	50,000	44,794
4.63%, 05/15/44 (a)	220,000	199,764
5.00%, 08/15/45 (a)	200,000	190,520
4.35%, 11/15/47 (a)	350,000	298,665
4.55%, 02/20/48 (a)	406,000	355,380
4.25%, 10/26/49 (a)	1,130,000	937,911
2.55%, 11/13/50 (a)	450,000	270,720
3.70%, 03/15/52 (a)	595,000	444,911
6.25%, 11/15/53 (a)	315,000	344,541
5.55%, 02/22/54 (a)	825,000	823,218
3.90%, 03/15/62 (a)	300,000	220,032
6.40%, 11/15/63 (a)	365,000	403,442
5.65%, 02/22/64 (a)	525,000	521,346
Brown-Forman Corp.
4.00%, 04/15/38 (a)	90,000	81,015
4.50%, 07/15/45 (a)	300,000	265,563
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	187,039
4.40%, 09/15/32 (a)	160,000	152,451
5.10%, 04/01/52 (a)	105,000	84,338
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	131,561
3.75%, 09/25/27 (a)	290,000	288,373

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 09/17/29 (a)	250,000	249,320
4.55%, 08/04/30 (a)	190,000	191,404
3.20%, 04/21/31 (a)	170,000	159,331
2.75%, 05/14/31 (a)	350,000	320,971
4.65%, 09/17/34 (a)	210,000	206,035
5.15%, 08/04/35 (a)	190,000	192,301
Campbell's Co.
5.20%, 03/19/27	150,000	152,354
4.15%, 03/15/28 (a)	305,000	304,799
5.20%, 03/21/29 (a)	150,000	154,157
2.38%, 04/24/30 (a)	250,000	228,627
5.40%, 03/21/34 (a)	275,000	282,018
4.75%, 03/23/35 (a)	105,000	101,909
4.80%, 03/15/48 (a)	265,000	234,162
3.13%, 04/24/50 (a)	390,000	257,997
5.25%, 10/13/54 (a)	100,000	93,105
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	440,000	435,292
5.13%, 02/15/29 (a)	150,000	154,281
5.00%, 11/15/29 (a)	225,000	230,845
4.50%, 09/15/30 (a)	300,000	301,125
5.45%, 02/15/34 (a)	125,000	129,849
5.35%, 11/15/34 (a)	360,000	370,274
5.15%, 09/15/35 (a)	120,000	120,952
4.50%, 11/15/44 (a)	100,000	85,895
4.90%, 09/15/45 (a)	160,000	144,747
4.37%, 06/15/47 (a)	175,000	146,148
5.75%, 11/15/54 (a)	200,000	200,852
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	130,000	91,350
Cedars-Sinai Health System
2.29%, 08/15/31 (a)(c)	175,000	156,900
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	295,770
4.63%, 12/15/27 (a)	60,000	60,708
4.85%, 12/15/29 (a)	200,000	204,200
2.80%, 05/15/30 (a)	100,000	93,725
2.70%, 03/15/31 (a)	300,000	275,271
5.13%, 02/15/34 (a)	150,000	153,641
5.15%, 02/15/35 (a)	255,000	260,414
4.25%, 03/01/45 (a)	170,000	142,841
4.30%, 12/15/47 (a)	105,000	87,611
Children's Health System of Texas
2.51%, 08/15/50 (a)	130,000	78,270
Children's Hospital
2.93%, 07/15/50 (a)(c)	80,000	52,348
Children's Hospital Corp.
4.12%, 01/01/47 (a)	120,000	101,282
2.59%, 02/01/50 (a)	75,000	46,615
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,542
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	190,000	120,205
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	150,386
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	210,000	207,230
5.60%, 11/15/32 (a)	220,000	233,438
5.00%, 06/15/52 (a)	205,000	191,253
Cigna Group
3.40%, 03/01/27 (a)	435,000	431,007
3.05%, 10/15/27 (a)	191,000	187,310
4.38%, 10/15/28 (a)	1,075,000	1,080,590
5.00%, 05/15/29 (a)	350,000	359,254
2.40%, 03/15/30 (a)	500,000	461,635
4.50%, 09/15/30 (a)	300,000	301,050
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 03/15/31 (a)	450,000	405,121
5.13%, 05/15/31 (a)	250,000	258,912
4.88%, 09/15/32 (a)	370,000	373,911
5.25%, 02/15/34 (a)	350,000	360,531
5.25%, 01/15/36 (a)	450,000	455,971
4.80%, 08/15/38 (a)	680,000	649,808
3.20%, 03/15/40 (a)	150,000	117,438
6.13%, 11/15/41	145,000	153,775
4.80%, 07/15/46 (a)	450,000	403,443
3.88%, 10/15/47 (a)	200,000	155,278
4.90%, 12/15/48 (a)	905,000	813,106
3.40%, 03/15/50 (a)	375,000	263,771
3.40%, 03/15/51 (a)	425,000	296,344
5.60%, 02/15/54 (a)	420,000	412,839
6.00%, 01/15/56 (a)	230,000	239,034
City of Hope
5.62%, 11/15/43	100,000	99,689
4.38%, 08/15/48 (a)	120,000	99,275
Cleveland Clinic Foundation
4.86%, 01/01/14	45,000	39,054
Clorox Co.
3.10%, 10/01/27 (a)	135,000	132,660
3.90%, 05/15/28 (a)	175,000	174,475
4.40%, 05/01/29 (a)	150,000	151,445
1.80%, 05/15/30 (a)	150,000	134,576
4.60%, 05/01/32 (a)	200,000	202,330
Coca-Cola Co.
3.38%, 03/25/27	405,000	402,971
2.90%, 05/25/27	255,000	251,376
1.45%, 06/01/27	500,000	481,580
1.50%, 03/05/28	120,000	113,766
1.00%, 03/15/28	400,000	374,888
2.13%, 09/06/29	410,000	383,981
3.45%, 03/25/30	400,000	390,444
1.65%, 06/01/30	450,000	404,856
2.00%, 03/05/31	305,000	274,460
1.38%, 03/15/31	400,000	348,056
2.25%, 01/05/32	505,000	452,111
5.00%, 05/13/34 (a)	250,000	260,270
4.65%, 08/14/34 (a)	225,000	229,016
2.50%, 06/01/40	350,000	260,725
2.88%, 05/05/41	100,000	77,121
4.20%, 03/25/50	285,000	243,068
2.60%, 06/01/50	565,000	358,560
3.00%, 03/05/51	615,000	420,801
5.30%, 05/13/54 (a)	330,000	329,145
5.20%, 01/14/55 (a)	450,000	441,625
2.75%, 06/01/60	175,000	106,594
5.40%, 05/13/64 (a)	415,000	413,348
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	200,000	209,454
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	305,000	286,593
1.85%, 09/01/32 (a)	250,000	208,810
5.25%, 11/26/43	270,000	264,149
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	197,744
3.25%, 08/15/32 (a)	250,000	234,650
4.60%, 03/01/33 (a)	150,000	153,173
4.00%, 08/15/45	200,000	169,610
3.70%, 08/01/47 (a)	147,000	118,231
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	155,591
3.35%, 10/01/29 (a)	325,000	313,635
2.78%, 10/01/30 (a)	120,000	111,055
5.21%, 12/01/31 (a)	250,000	258,652
5.32%, 12/01/34 (a)	225,000	229,167

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 11/01/42	215,000	186,166
3.82%, 10/01/49 (a)	220,000	165,128
4.19%, 10/01/49 (a)	295,000	234,773
3.91%, 10/01/50 (a)	185,000	139,825
6.46%, 11/01/52 (a)	110,000	120,149
Community Health Network, Inc.
3.10%, 05/01/50 (a)	130,000	84,653
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	360,000	339,271
7.00%, 10/01/28	160,000	171,248
4.85%, 11/01/28 (a)	475,000	480,310
5.00%, 08/01/30 (a)	150,000	151,578
8.25%, 09/15/30	160,000	184,451
5.75%, 08/01/35 (a)	150,000	152,849
5.30%, 11/01/38 (a)	300,000	288,354
5.40%, 11/01/48 (a)	290,000	265,312
Conopco, Inc.
7.25%, 12/15/26	110,000	114,232
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	285,000	283,618
3.50%, 05/09/27 (a)	155,000	153,520
4.35%, 05/09/27 (a)	125,000	125,388
3.60%, 02/15/28 (a)	285,000	281,235
4.65%, 11/15/28 (a)	250,000	252,965
3.15%, 08/01/29 (a)	290,000	278,420
2.88%, 05/01/30 (a)	200,000	187,270
2.25%, 08/01/31 (a)	300,000	264,606
4.75%, 05/09/32 (a)	310,000	311,993
4.90%, 05/01/33 (a)(c)	100,000	101,004
4.50%, 05/09/47 (a)	200,000	168,418
4.10%, 02/15/48 (a)	175,000	138,387
5.25%, 11/15/48 (a)	100,000	93,209
3.75%, 05/01/50 (a)	175,000	128,979
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	130,000	96,880
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	180,000	128,102
CVS Health Corp.
3.63%, 04/01/27 (a)	215,000	213,203
6.25%, 06/01/27	115,000	118,748
1.30%, 08/21/27 (a)	600,000	568,512
4.30%, 03/25/28 (a)	1,552,000	1,553,164
5.00%, 01/30/29 (a)	250,000	255,120
5.40%, 06/01/29 (a)	300,000	310,227
3.25%, 08/15/29 (a)	595,000	570,450
5.13%, 02/21/30 (a)	400,000	410,276
3.75%, 04/01/30 (a)	520,000	503,885
1.75%, 08/21/30 (a)	350,000	307,342
5.25%, 01/30/31 (a)	200,000	206,014
1.88%, 02/28/31 (a)	455,000	395,650
5.55%, 06/01/31 (a)	275,000	287,721
2.13%, 09/15/31 (a)	370,000	321,123
5.00%, 09/15/32 (a)	220,000	222,763
5.25%, 02/21/33 (a)	540,000	552,571
5.30%, 06/01/33 (a)	380,000	388,995
5.70%, 06/01/34 (a)	380,000	396,739
4.88%, 07/20/35 (a)	200,000	194,910
5.45%, 09/15/35 (a)	515,000	524,548
4.78%, 03/25/38 (a)	1,355,000	1,271,193
6.13%, 09/15/39	145,000	151,060
4.13%, 04/01/40 (a)	260,000	221,177
2.70%, 08/21/40 (a)	5,000	3,563
5.30%, 12/05/43 (a)	270,000	253,182
5.13%, 07/20/45 (a)	965,000	876,625
5.05%, 03/25/48 (a)	2,350,000	2,094,155
5.63%, 02/21/53 (a)	400,000	380,348
5.88%, 06/01/53 (a)	445,000	437,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 06/01/54 (a)	295,000	298,561
6.20%, 09/15/55 (a)	370,000	381,081
6.00%, 06/01/63 (a)	295,000	291,162
6.25%, 09/15/65 (a)	150,000	152,948
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	110,161
2.60%, 10/01/50 (a)	355,000	221,783
2.80%, 12/10/51 (a)	295,000	190,063
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	80,131
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	235,625
3.25%, 11/15/39 (a)	245,000	200,944
3.40%, 11/15/49 (a)	275,000	202,557
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,610
5.30%, 10/24/27 (a)	300,000	307,599
3.88%, 05/18/28 (a)	245,000	244,243
2.38%, 10/24/29 (a)	325,000	304,265
2.00%, 04/29/30 (a)	430,000	391,068
2.13%, 04/29/32 (a)	250,000	216,630
5.50%, 01/24/33 (a)	225,000	237,217
5.63%, 10/05/33 (a)	355,000	377,727
3.88%, 04/29/43 (a)	50,000	41,546
Diageo Investment Corp.
5.63%, 04/15/35 (a)	225,000	238,945
7.45%, 04/15/35	100,000	120,351
4.25%, 05/11/42	100,000	87,468
Dignity Health
4.50%, 11/01/42 (c)	135,000	118,708
5.27%, 11/01/64	110,000	99,734
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	162,026
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	200,774
Eli Lilly & Co.
4.50%, 02/09/27 (a)	300,000	302,604
5.50%, 03/15/27	75,000	76,895
3.10%, 05/15/27 (a)	175,000	173,065
4.15%, 08/14/27 (a)	200,000	201,396
4.55%, 02/12/28 (a)	300,000	304,530
4.00%, 10/15/28 (a)	350,000	350,570
4.50%, 02/09/29 (a)	300,000	304,881
3.38%, 03/15/29 (a)	305,000	299,656
4.20%, 08/14/29 (a)	300,000	302,340
4.75%, 02/12/30 (a)	375,000	384,926
4.25%, 03/15/31 (a)	220,000	220,546
4.90%, 02/12/32 (a)	345,000	356,847
4.55%, 10/15/32 (a)	300,000	302,517
4.70%, 02/27/33 (a)	300,000	306,162
4.70%, 02/09/34 (a)	465,000	470,538
4.60%, 08/14/34 (a)	300,000	301,269
5.10%, 02/12/35 (a)	375,000	388,234
4.90%, 10/15/35 (a)	370,000	375,062
5.55%, 03/15/37	150,000	161,372
3.70%, 03/01/45 (a)	155,000	125,659
3.95%, 05/15/47 (a)	165,000	136,320
3.95%, 03/15/49 (a)	100,000	81,580
2.25%, 05/15/50 (a)	425,000	248,072
4.88%, 02/27/53 (a)	275,000	256,773
5.00%, 02/09/54 (a)	430,000	407,171
5.05%, 08/14/54 (a)	375,000	358,410
5.50%, 02/12/55 (a)	375,000	383,370
5.55%, 10/15/55 (a)	330,000	339,953
4.15%, 03/15/59 (a)	205,000	165,820
2.50%, 09/15/60 (a)	305,000	173,216
4.95%, 02/27/63 (a)	290,000	267,795

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 02/09/64 (a)	475,000	449,858
5.20%, 08/14/64 (a)	35,000	33,697
5.60%, 02/12/65 (a)	205,000	210,172
5.65%, 10/15/65 (a)	375,000	387,825
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	140,000	138,327
4.38%, 05/15/28 (a)	250,000	251,855
2.38%, 12/01/29 (a)	200,000	186,216
2.60%, 04/15/30 (a)	250,000	233,227
1.95%, 03/15/31 (a)	165,000	145,721
4.65%, 05/15/33 (a)	250,000	250,740
5.00%, 02/14/34 (a)	135,000	137,079
4.38%, 06/15/45 (a)	135,000	114,566
4.15%, 03/15/47 (a)	150,000	121,533
3.13%, 12/01/49 (a)	190,000	126,415
5.15%, 05/15/53 (a)(c)	175,000	169,636
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	74,345
2.40%, 03/15/31 (a)	275,000	244,181
5.75%, 03/15/35 (a)	150,000	152,912
6.20%, 03/15/55 (a)	100,000	99,298
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	450,000	330,187
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	100,000	76,652
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	100,000	91,933
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	535,000	551,649
4.80%, 08/14/29 (a)	100,000	102,010
5.86%, 03/15/30 (a)	360,000	381,722
4.80%, 01/15/31 (a)	190,000	193,217
5.91%, 11/22/32 (a)	595,000	640,476
5.50%, 06/15/35 (a)	250,000	259,247
6.38%, 11/22/52 (a)	290,000	320,357
General Mills, Inc.
4.70%, 01/30/27 (a)	25,000	25,197
3.20%, 02/10/27 (a)	375,000	370,702
4.20%, 04/17/28 (a)	475,000	476,064
4.88%, 01/30/30 (a)	200,000	204,282
2.88%, 04/15/30 (a)	350,000	329,101
2.25%, 10/14/31 (a)	200,000	176,272
4.95%, 03/29/33 (a)	300,000	304,272
5.25%, 01/30/35 (a)	250,000	254,660
4.15%, 02/15/43 (a)	25,000	20,958
4.70%, 04/17/48 (a)	50,000	44,225
3.00%, 02/01/51 (a)	306,000	200,268
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	390,000	384,618
1.20%, 10/01/27 (a)	300,000	284,532
4.80%, 11/15/29 (a)	200,000	205,220
1.65%, 10/01/30 (a)	65,000	57,682
5.25%, 10/15/33 (a)	300,000	314,685
5.10%, 06/15/35 (a)	300,000	308,367
4.60%, 09/01/35 (a)	330,000	326,390
4.00%, 09/01/36 (a)	275,000	256,028
2.60%, 10/01/40 (a)	350,000	257,348
5.65%, 12/01/41 (a)	325,000	340,210
4.80%, 04/01/44 (a)	515,000	481,664
4.50%, 02/01/45 (a)	525,000	470,248
4.75%, 03/01/46 (a)	685,000	630,625
4.15%, 03/01/47 (a)	555,000	468,470
2.80%, 10/01/50 (a)	350,000	226,170
5.55%, 10/15/53 (a)	330,000	333,356
5.50%, 11/15/54 (a)	330,000	332,468
5.60%, 11/15/64 (a)	220,000	222,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	278,283
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	504,540
4.50%, 04/15/30 (a)	250,000	253,150
5.38%, 04/15/34	205,000	216,527
4.88%, 04/15/35 (a)	200,000	201,848
6.38%, 05/15/38	795,000	894,208
4.20%, 03/18/43	175,000	154,191
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	140,000	100,327
4.21%, 07/01/48 (a)	100,000	83,578
2.88%, 09/01/50 (a)	155,000	100,372
4.50%, 07/01/57 (a)	100,000	85,854
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	545,000	539,675
3.38%, 03/24/29 (a)	350,000	341,148
3.63%, 03/24/32 (a)	500,000	474,075
4.00%, 03/24/52 (a)	300,000	239,691
Hartford HealthCare Corp.
3.45%, 07/01/54	130,000	95,217
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	198,400
3.50%, 09/15/27 (a)	250,000	246,710
3.90%, 11/19/29 (a)	250,000	243,675
6.05%, 05/14/34 (a)	75,000	78,557
6.35%, 03/15/40	200,000	209,190
5.10%, 05/15/44 (a)	125,000	111,279
HCA, Inc.
4.50%, 02/15/27 (a)	350,000	350,738
3.13%, 03/15/27 (a)	360,000	355,082
5.20%, 06/01/28 (a)	350,000	358,501
5.63%, 09/01/28 (a)	420,000	433,444
5.88%, 02/01/29 (a)	300,000	312,579
3.38%, 03/15/29 (a)	265,000	257,026
4.13%, 06/15/29 (a)	575,000	570,285
5.25%, 03/01/30 (a)	150,000	154,889
3.50%, 09/01/30 (a)	785,000	749,997
5.45%, 04/01/31 (a)	550,000	571,967
2.38%, 07/15/31 (a)	310,000	275,218
5.50%, 03/01/32 (a)	235,000	244,905
3.63%, 03/15/32 (a)	550,000	516,334
5.50%, 06/01/33 (a)	380,000	395,143
5.60%, 04/01/34 (a)	475,000	493,463
5.45%, 09/15/34 (a)	350,000	359,198
5.75%, 03/01/35 (a)	450,000	470,668
5.13%, 06/15/39 (a)	300,000	289,254
4.38%, 03/15/42 (a)	160,000	137,274
5.50%, 06/15/47 (a)	445,000	425,104
5.25%, 06/15/49 (a)	600,000	548,430
3.50%, 07/15/51 (a)	230,000	157,513
4.63%, 03/15/52 (a)	600,000	496,224
5.90%, 06/01/53 (a)	355,000	351,170
6.00%, 04/01/54 (a)	500,000	501,570
5.95%, 09/15/54 (a)	260,000	259,631
6.20%, 03/01/55 (a)	360,000	371,981
6.10%, 04/01/64 (a)	200,000	201,180
Hershey Co.
4.55%, 02/24/28 (a)	190,000	193,095
2.45%, 11/15/29 (a)	100,000	93,900
4.75%, 02/24/30 (a)	190,000	194,699
1.70%, 06/01/30 (a)	150,000	134,411
4.95%, 02/24/32 (a)	190,000	195,985
4.50%, 05/04/33 (a)	175,000	175,761
5.10%, 02/24/35 (a)	150,000	154,593
3.13%, 11/15/49 (a)	185,000	127,696
2.65%, 06/01/50 (a)	140,000	87,507

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	180,000	139,324
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	151,745
1.70%, 06/03/28 (a)	220,000	207,332
1.80%, 06/11/30 (a)	260,000	233,563
3.05%, 06/03/51 (a)	170,000	114,079
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,260
5.85%, 05/08/29 (a)	160,000	167,043
6.00%, 05/08/34 (a)	200,000	210,114
Illumina, Inc.
5.75%, 12/13/27 (a)	310,000	319,024
2.55%, 03/23/31 (a)	115,000	102,802
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	113,882
2.85%, 11/01/51 (a)	100,000	64,417
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	148,445
2.90%, 06/01/30 (a)	190,000	178,262
3.90%, 06/01/50 (a)	115,000	85,950
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	102,050
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	120,000	90,728
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	345,743
6.25%, 02/01/29 (a)	200,000	210,710
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	315,225
2.38%, 03/15/30 (a)	200,000	184,762
2.13%, 03/15/32 (a)	215,000	185,132
6.20%, 11/15/33 (a)	315,000	342,257
4.25%, 03/15/35	200,000	188,970
6.50%, 11/15/43 (a)	210,000	229,356
4.38%, 03/15/45	210,000	177,446
6.50%, 11/15/53 (a)	290,000	320,427
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	220,000	210,868
3.75%, 12/01/31 (a)	190,000	179,639
3.63%, 01/15/32 (a)	235,000	219,396
3.00%, 05/15/32 (a)	320,000	286,339
5.75%, 04/01/33 (a)	500,000	522,490
6.75%, 03/15/34 (a)	450,000	497,848
4.38%, 02/02/52 (a)	260,000	205,093
6.50%, 12/01/52 (a)	470,000	496,108
7.25%, 11/15/53 (a)	275,000	315,114
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/36 (a)(d)	375,000	381,922
6.25%, 03/01/56 (a)(d)	380,000	389,823
6.38%, 04/15/66 (a)(d)	265,000	273,051
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	300,000	315,612
6.38%, 02/25/55 (a)(d)	230,000	240,442
Johns Hopkins Health System Corp.
3.84%, 05/15/46	50,000	40,480
Johnson & Johnson
2.95%, 03/03/27 (a)	300,000	296,871
0.95%, 09/01/27 (a)	450,000	428,238
2.90%, 01/15/28 (a)	380,000	373,468
4.55%, 03/01/28 (a)	250,000	254,852
4.80%, 06/01/29 (a)	300,000	309,447
6.95%, 09/01/29	105,000	116,852
4.70%, 03/01/30 (a)	300,000	309,177
1.30%, 09/01/30 (a)	475,000	419,976
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 06/01/31 (a)	325,000	339,072
4.85%, 03/01/32 (a)	375,000	389,539
4.95%, 05/15/33	200,000	210,358
4.38%, 12/05/33 (a)	285,000	288,474
4.95%, 06/01/34 (a)	160,000	168,365
5.00%, 03/01/35 (a)	375,000	389,846
3.55%, 03/01/36 (a)	317,000	290,467
3.63%, 03/03/37 (a)	500,000	454,500
5.95%, 08/15/37	300,000	335,949
3.40%, 01/15/38 (a)	355,000	312,748
5.85%, 07/15/38	232,000	257,091
2.10%, 09/01/40 (a)	350,000	246,865
4.50%, 09/01/40	100,000	97,129
4.85%, 05/15/41	100,000	100,055
4.50%, 12/05/43 (a)	100,000	94,737
3.70%, 03/01/46 (a)	595,000	490,375
3.75%, 03/03/47 (a)	300,000	246,633
3.50%, 01/15/48 (a)	260,000	203,939
2.25%, 09/01/50 (a)	320,000	192,781
5.25%, 06/01/54 (a)	250,000	254,942
2.45%, 09/01/60 (a)	225,000	128,354
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	197,704
2.81%, 06/01/41 (a)	425,000	314,525
4.88%, 04/01/42	180,000	171,313
4.15%, 05/01/47 (a)	410,000	344,322
3.27%, 11/01/49 (a)	250,000	177,453
3.00%, 06/01/51 (a)	455,000	302,347
Kellanova
4.30%, 05/15/28 (a)	260,000	261,979
2.10%, 06/01/30 (a)	250,000	226,975
7.45%, 04/01/31	200,000	229,362
4.50%, 04/01/46	161,000	141,591
5.75%, 05/16/54 (a)	145,000	146,969
Kenvue, Inc.
5.05%, 03/22/28 (a)	350,000	357,738
5.00%, 03/22/30 (a)	255,000	262,071
4.85%, 05/22/32 (a)	200,000	202,914
4.90%, 03/22/33 (a)	400,000	406,836
5.10%, 03/22/43 (a)	275,000	265,523
5.05%, 03/22/53 (a)	400,000	372,352
5.20%, 03/22/63 (a)	200,000	185,474
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	200,000	202,070
3.43%, 06/15/27 (a)	235,000	231,907
4.35%, 05/15/28 (a)	205,000	205,027
4.60%, 05/25/28 (a)	410,000	412,427
5.05%, 03/15/29 (a)	225,000	229,072
3.95%, 04/15/29 (a)	150,000	147,597
3.20%, 05/01/30 (a)	315,000	297,278
4.60%, 05/15/30 (a)	150,000	150,173
4.05%, 04/15/32 (a)	275,000	263,260
5.30%, 03/15/34 (a)	200,000	202,370
4.50%, 11/15/45 (a)	210,000	173,725
4.42%, 12/15/46 (a)	250,000	203,262
5.09%, 05/25/48 (a)	100,000	89,023
3.80%, 05/01/50 (a)	350,000	255,174
4.50%, 04/15/52 (a)	475,000	383,819
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	189,880
3.95%, 11/01/28 (a)	200,000	200,224
3.20%, 04/25/29 (a)	265,000	258,423
3.10%, 03/26/30 (a)	200,000	192,004
2.00%, 11/02/31 (a)	190,000	169,503
4.50%, 02/16/33 (a)	85,000	86,284
6.63%, 08/01/37	275,000	320,826
5.30%, 03/01/41	200,000	203,040

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/30/46 (a)	160,000	117,037
3.90%, 05/04/47 (a)	50,000	40,491
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	128,000	133,408
Koninklijke Philips NV
6.88%, 03/11/38	232,000	262,373
5.00%, 03/15/42	80,000	75,125
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	400,000	398,432
4.63%, 01/30/29 (a)	120,000	121,078
3.75%, 04/01/30 (a)	250,000	242,685
4.25%, 03/01/31 (a)	205,000	202,089
5.20%, 03/15/32 (a)	150,000	153,839
6.75%, 03/15/32	170,000	188,078
5.40%, 03/15/35 (a)	150,000	153,392
5.00%, 07/15/35 (a)	150,000	149,189
6.88%, 01/26/39	250,000	279,177
4.63%, 10/01/39 (a)	125,000	114,129
6.50%, 02/09/40	200,000	216,506
5.00%, 06/04/42	350,000	323,603
5.20%, 07/15/45 (a)	470,000	435,098
4.38%, 06/01/46 (a)	755,000	628,711
4.88%, 10/01/49 (a)	330,000	289,304
5.50%, 06/01/50 (a)	300,000	284,331
Kroger Co.
2.65%, 10/15/26 (a)	200,000	197,262
3.70%, 08/01/27 (a)	150,000	149,298
4.50%, 01/15/29 (a)	200,000	202,494
2.20%, 05/01/30 (a)	150,000	137,322
1.70%, 01/15/31 (a)	200,000	174,892
7.50%, 04/01/31	185,000	212,212
5.00%, 09/15/34 (a)	680,000	686,072
6.90%, 04/15/38	80,000	91,929
5.40%, 07/15/40 (a)	90,000	90,117
5.00%, 04/15/42 (a)	110,000	104,487
5.15%, 08/01/43 (a)	127,000	120,590
3.88%, 10/15/46 (a)	145,000	113,609
4.45%, 02/01/47 (a)	325,000	277,176
4.65%, 01/15/48 (a)	150,000	130,425
5.40%, 01/15/49 (a)	175,000	168,999
3.95%, 01/15/50 (a)	220,000	171,477
5.50%, 09/15/54 (a)	565,000	551,033
5.65%, 09/15/64 (a)	470,000	459,740
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	200,000	198,506
2.95%, 12/01/29 (a)	200,000	189,738
4.35%, 04/01/30 (a)	100,000	100,088
2.70%, 06/01/31 (a)	215,000	195,841
4.80%, 10/01/34 (a)	380,000	377,169
4.70%, 02/01/45 (a)	250,000	224,732
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	105,000	82,273
3.19%, 07/01/49 (a)	155,000	109,153
4.12%, 07/01/55 (c)	100,000	82,796
3.34%, 07/01/60 (a)	130,000	87,416
Mattel, Inc.
5.45%, 11/01/41 (a)	120,000	110,604
Mayo Clinic
3.77%, 11/15/43	75,000	62,264
4.00%, 11/15/47	100,000	80,239
4.13%, 11/15/52	120,000	97,056
3.20%, 11/15/61 (a)	90,000	58,710
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	247,200
2.50%, 04/15/30 (a)	200,000	185,084
4.95%, 04/15/33 (a)	160,000	162,810
4.20%, 08/15/47 (a)	320,000	262,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
4.90%, 07/15/28 (a)	160,000	163,592
4.25%, 09/15/29 (a)	265,000	266,203
4.65%, 05/30/30 (a)	175,000	178,057
4.95%, 05/30/32 (a)	175,000	179,296
5.10%, 07/15/33 (a)	50,000	51,812
5.25%, 05/30/35 (a)	200,000	206,096
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	130,000	110,443
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100,000	106,460
4.60%, 06/01/44 (a)	140,000	126,420
MedStar Health, Inc.
3.63%, 08/15/49	115,000	84,730
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	100,000	100,750
4.50%, 03/30/33 (a)	300,000	300,354
Medtronic, Inc.
4.38%, 03/15/35	560,000	549,763
4.00%, 04/01/43 (a)	100,000	86,289
4.63%, 03/15/45	530,000	487,669
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	72,169
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	125,863
2.96%, 01/01/50 (a)	200,000	133,854
4.13%, 07/01/52	95,000	77,901
4.20%, 07/01/55	140,000	115,177
Merck & Co., Inc.
1.70%, 06/10/27 (a)	450,000	434,817
3.85%, 09/15/27	220,000	220,484
4.05%, 05/17/28 (a)	190,000	191,142
1.90%, 12/10/28 (a)	395,000	370,992
3.40%, 03/07/29 (a)	525,000	514,563
4.30%, 05/17/30 (a)	200,000	201,678
1.45%, 06/24/30 (a)	350,000	310,128
4.15%, 09/15/30 (a)	220,000	220,290
2.15%, 12/10/31 (a)	500,000	442,065
4.55%, 09/15/32 (a)	300,000	302,736
4.50%, 05/17/33 (a)	440,000	442,653
6.50%, 12/01/33 (f)	260,000	295,363
4.95%, 09/15/35 (a)	520,000	526,297
6.55%, 09/15/37	110,000	127,145
3.90%, 03/07/39 (a)	295,000	263,827
2.35%, 06/24/40 (a)	300,000	215,586
3.60%, 09/15/42 (a)	140,000	113,947
4.15%, 05/18/43	350,000	304,703
4.90%, 05/17/44 (a)	275,000	261,002
3.70%, 02/10/45 (a)	555,000	446,214
4.00%, 03/07/49 (a)	450,000	366,043
2.45%, 06/24/50 (a)	350,000	210,248
2.75%, 12/10/51 (a)	575,000	362,992
5.00%, 05/17/53 (a)	435,000	409,057
5.70%, 09/15/55 (a)	380,000	392,616
2.90%, 12/10/61 (a)	375,000	225,251
5.15%, 05/17/63 (a)	295,000	277,993
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	143,340
5.75%, 11/15/36	185,000	199,717
Methodist Hospital
2.71%, 12/01/50 (a)	190,000	119,358
Molson Coors Beverage Co.
5.00%, 05/01/42	325,000	304,031
4.20%, 07/15/46 (a)	485,000	395,299

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	244,972
4.25%, 05/06/28 (a)	200,000	200,950
4.75%, 02/20/29 (a)	150,000	153,324
2.75%, 04/13/30 (a)	275,000	257,977
4.50%, 05/06/30 (a)	150,000	151,311
1.50%, 02/04/31 (a)	205,000	177,874
3.00%, 03/17/32 (a)	150,000	137,654
1.88%, 10/15/32 (a)	235,000	201,097
4.75%, 08/28/34 (a)	155,000	154,878
5.13%, 05/06/35 (a)	100,000	102,062
2.63%, 09/04/50 (a)	300,000	182,418
Montefiore Obligated Group
5.25%, 11/01/48	150,000	123,203
4.29%, 09/01/50	110,000	74,840
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	100,000	76,248
Mount Sinai Hospital
3.74%, 07/01/49 (a)	200,000	142,216
Mylan, Inc.
4.55%, 04/15/28 (a)	290,000	288,921
5.40%, 11/29/43 (a)	255,000	221,712
5.20%, 04/15/48 (a)	250,000	205,267
MyMichigan Health
3.41%, 06/01/50 (a)	120,000	85,486
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	70,260
4.02%, 08/01/45	195,000	163,328
4.06%, 08/01/56	105,000	83,666
2.61%, 08/01/60 (a)	120,000	67,324
3.95%, 08/01/19 (a)	95,000	67,254
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	139,143
4.26%, 11/01/47 (a)	225,000	184,880
3.81%, 11/01/49 (a)	155,000	115,108
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	77,948
Novant Health, Inc.
3.17%, 11/01/51 (a)	320,000	218,131
3.32%, 11/01/61 (a)	120,000	78,989
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	195,354
3.10%, 05/17/27 (a)	350,000	346,388
3.80%, 09/18/29 (a)	300,000	298,872
2.20%, 08/14/30 (a)	685,000	629,885
4.00%, 09/18/31 (a)	215,000	213,940
4.20%, 09/18/34 (a)	325,000	318,051
3.70%, 09/21/42	160,000	134,368
4.40%, 05/06/44	595,000	538,796
4.00%, 11/20/45 (a)	375,000	318,082
2.75%, 08/14/50 (a)	50,000	32,815
4.70%, 09/18/54 (a)	270,000	246,964
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	100,000	61,794
NYU Langone Hospitals
5.75%, 07/01/43	105,000	108,536
4.78%, 07/01/44	90,000	83,254
4.37%, 07/01/47 (a)	150,000	131,196
3.38%, 07/01/55 (a)(c)	170,000	118,577
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	105,410
OhioHealth Corp.
2.30%, 11/15/31 (a)	65,000	58,195
2.83%, 11/15/41 (a)	100,000	74,295
3.04%, 11/15/50 (a)	130,000	89,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	120,000	125,545
4.09%, 10/01/48 (a)	120,000	98,351
3.33%, 10/01/50 (a)	90,000	64,555
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	110,000	94,551
3.22%, 11/15/50 (a)	100,000	64,969
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	250,000	252,577
4.55%, 02/16/29 (a)	150,000	152,423
4.70%, 02/16/34 (a)	190,000	190,872
PepsiCo, Inc.
2.38%, 10/06/26 (a)	385,000	379,622
5.13%, 11/10/26 (a)	165,000	167,140
2.63%, 03/19/27 (a)	175,000	172,074
3.00%, 10/15/27 (a)	500,000	492,445
3.60%, 02/18/28 (a)	240,000	238,927
4.10%, 01/15/29 (a)	240,000	240,955
7.00%, 03/01/29	200,000	218,898
4.50%, 07/17/29 (a)	200,000	203,780
2.63%, 07/29/29 (a)	300,000	285,600
4.60%, 02/07/30 (a)	300,000	306,780
2.75%, 03/19/30 (a)	500,000	472,785
1.63%, 05/01/30 (a)	295,000	264,848
4.30%, 07/23/30 (a)	190,000	191,288
1.40%, 02/25/31 (a)	325,000	282,695
1.95%, 10/21/31 (a)	460,000	404,745
3.90%, 07/18/32 (a)	400,000	390,884
4.65%, 07/23/32 (a)	250,000	253,877
4.45%, 02/15/33 (a)	300,000	302,976
4.80%, 07/17/34 (a)	150,000	152,523
5.00%, 02/07/35 (a)	375,000	384,067
5.00%, 07/23/35 (a)	425,000	432,782
3.50%, 03/19/40 (a)	195,000	165,319
4.88%, 11/01/40	25,000	24,507
2.63%, 10/21/41 (a)	115,000	83,825
4.00%, 03/05/42	95,000	82,614
3.60%, 08/13/42	145,000	118,606
4.45%, 04/14/46 (a)	375,000	336,105
3.45%, 10/06/46 (a)	320,000	245,133
4.00%, 05/02/47 (a)	155,000	128,586
3.38%, 07/29/49 (a)	225,000	165,137
2.88%, 10/15/49 (a)	295,000	198,272
3.63%, 03/19/50 (a)	325,000	249,421
2.75%, 10/21/51 (a)	285,000	182,879
4.20%, 07/18/52 (a)	165,000	137,887
4.65%, 02/15/53 (a)	45,000	40,399
5.25%, 07/17/54 (a)	170,000	167,715
3.88%, 03/19/60 (a)	240,000	186,926
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,235,000	1,249,178
4.65%, 05/19/30 (a)	800,000	815,032
4.75%, 05/19/33 (a)	1,520,000	1,536,386
5.11%, 05/19/43 (a)	890,000	863,229
5.30%, 05/19/53 (a)	1,745,000	1,688,043
5.34%, 05/19/63 (a)	1,160,000	1,101,617
Pfizer, Inc.
3.00%, 12/15/26	500,000	495,260
3.60%, 09/15/28 (a)	310,000	308,453
3.45%, 03/15/29 (a)	505,000	496,950
2.63%, 04/01/30 (a)	350,000	328,419
1.70%, 05/28/30 (a)	250,000	224,500
1.75%, 08/18/31 (a)	300,000	262,875
4.00%, 12/15/36	250,000	233,400
4.10%, 09/15/38 (a)	200,000	182,062
3.90%, 03/15/39 (a)	300,000	265,773
7.20%, 03/15/39	780,000	937,505
2.55%, 05/28/40 (a)	355,000	261,209

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 09/15/40	215,000	224,056
4.40%, 05/15/44	350,000	312,721
4.13%, 12/15/46	365,000	305,410
4.20%, 09/15/48 (a)	325,000	273,169
4.00%, 03/15/49 (a)	395,000	320,542
2.70%, 05/28/50 (a)	305,000	193,748
Pharmacia LLC
6.60%, 12/01/28	220,000	236,260
Philip Morris International, Inc.
4.75%, 02/12/27	155,000	156,519
3.13%, 08/17/27 (a)	50,000	49,270
4.38%, 11/01/27	255,000	256,923
5.13%, 11/17/27 (a)	500,000	510,885
4.88%, 02/15/28 (a)	435,000	442,834
3.13%, 03/02/28 (a)	240,000	235,037
4.13%, 04/28/28	200,000	200,412
5.25%, 09/07/28 (a)	100,000	103,248
4.88%, 02/13/29 (a)	310,000	316,708
3.38%, 08/15/29 (a)	310,000	301,438
4.63%, 11/01/29 (a)	255,000	259,116
5.63%, 11/17/29 (a)	400,000	421,224
5.13%, 02/15/30 (a)	600,000	620,484
4.38%, 04/30/30 (a)	310,000	311,587
2.10%, 05/01/30 (a)	320,000	291,837
5.50%, 09/07/30 (a)	285,000	299,846
1.75%, 11/01/30 (a)	265,000	234,655
5.13%, 02/13/31 (a)	305,000	315,715
4.75%, 11/01/31 (a)	200,000	203,558
5.75%, 11/17/32 (a)	475,000	506,464
5.38%, 02/15/33 (a)	580,000	606,071
5.63%, 09/07/33 (a)	360,000	381,679
5.25%, 02/13/34 (a)	500,000	516,595
4.90%, 11/01/34 (a)	210,000	211,732
4.88%, 04/30/35 (a)	40,000	40,062
6.38%, 05/16/38	400,000	449,020
4.38%, 11/15/41	250,000	223,967
4.50%, 03/20/42	100,000	90,267
3.88%, 08/21/42	250,000	207,640
4.13%, 03/04/43	250,000	214,157
4.88%, 11/15/43	280,000	261,240
4.25%, 11/10/44	350,000	301,861
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	110,000	94,519
2.72%, 01/01/42 (a)	90,000	64,367
2.86%, 01/01/52 (a)	105,000	67,172
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	242,030
3.50%, 03/01/32 (a)	275,000	252,002
6.25%, 07/01/33 (a)	350,000	373,439
6.88%, 05/15/34 (a)	200,000	221,030
Polaris, Inc.
6.95%, 03/15/29 (a)	225,000	238,990
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	90,340
Procter & Gamble Co.
2.45%, 11/03/26	250,000	246,400
1.90%, 02/01/27	250,000	243,960
2.80%, 03/25/27	220,000	216,993
2.85%, 08/11/27	275,000	270,751
3.95%, 01/26/28	275,000	276,716
3.00%, 03/25/30	500,000	480,240
1.20%, 10/29/30	405,000	354,691
1.95%, 04/23/31	325,000	292,591
2.30%, 02/01/32	275,000	250,528
4.05%, 01/26/33	320,000	319,869
4.55%, 01/29/34	295,000	299,847
5.80%, 08/15/34	265,000	290,981
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 03/05/37	275,000	299,868
3.55%, 03/25/40	150,000	130,905
3.50%, 10/25/47	150,000	117,195
3.60%, 03/25/50	150,000	117,129
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	100,000	98,420
2.53%, 10/01/29 (a)	210,000	196,596
5.37%, 10/01/32 (a)	120,000	123,702
5.40%, 10/01/33 (a)	160,000	164,731
3.74%, 10/01/47	112,000	85,443
3.93%, 10/01/48 (a)	80,000	61,910
2.70%, 10/01/51 (a)	225,000	134,816
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	90,410
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	325,000	325,426
4.63%, 12/15/29 (a)	100,000	101,556
2.95%, 06/30/30 (a)	200,000	188,472
2.80%, 06/30/31 (a)	220,000	202,380
6.40%, 11/30/33 (a)	250,000	277,620
5.00%, 12/15/34 (a)	250,000	253,245
4.70%, 03/30/45 (a)	50,000	45,741
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	90,000	61,245
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	330,780
2.80%, 09/15/50 (a)	265,000	165,069
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	139,869
3.30%, 09/15/29 (a)	250,000	239,312
2.55%, 03/15/31 (a)	75,000	67,142
2.25%, 09/15/31 (a)	190,000	165,072
3.63%, 03/15/51 (a)	125,000	88,791
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	208,248
7.25%, 06/15/37	125,000	143,828
6.15%, 09/15/43	175,000	180,294
5.85%, 08/15/45 (a)	710,000	704,469
Royalty Pharma PLC
1.75%, 09/02/27 (a)	335,000	320,146
5.15%, 09/02/29 (a)	245,000	251,590
2.20%, 09/02/30 (a)	50,000	44,875
4.45%, 03/25/31 (a)	180,000	178,549
2.15%, 09/02/31 (a)	175,000	152,516
5.40%, 09/02/34 (a)	150,000	153,248
5.20%, 09/25/35 (a)	270,000	269,995
3.30%, 09/02/40 (a)	310,000	238,591
3.55%, 09/02/50 (a)	380,000	267,315
3.35%, 09/02/51 (a)	265,000	177,685
5.90%, 09/02/54 (a)	100,000	99,846
5.95%, 09/25/55 (a)	150,000	150,804
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	148,134
Sanofi SA
3.63%, 06/19/28 (a)	275,000	273,562
Seattle Children's Hospital
2.72%, 10/01/50 (a)	105,000	66,378
Sentara Health
2.93%, 11/01/51 (a)	130,000	84,161
Sharp HealthCare
2.68%, 08/01/50 (a)	110,000	69,101
Smith & Nephew PLC
5.15%, 03/20/27 (a)	110,000	111,537
2.03%, 10/14/30 (a)	270,000	241,620
5.40%, 03/20/34 (a)	200,000	206,704

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solventum Corp.
5.45%, 02/25/27 (a)	260,000	264,254
5.40%, 03/01/29 (a)	230,000	237,434
5.45%, 03/13/31 (a)	305,000	318,396
5.60%, 03/23/34 (a)	470,000	489,867
5.90%, 04/30/54 (a)	350,000	360,461
SSM Health Care Corp.
4.89%, 06/01/28 (a)	220,000	223,945
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	96,315
3.80%, 11/15/48 (a)	135,000	106,504
3.03%, 08/15/51 (a)	110,000	73,512
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	227,857
3.75%, 03/15/51 (a)	200,000	147,378
Stryker Corp.
4.55%, 02/10/27	200,000	201,686
4.70%, 02/10/28 (a)	220,000	223,267
3.65%, 03/07/28 (a)	190,000	188,431
4.25%, 09/11/29 (a)	225,000	225,846
4.85%, 02/10/30 (a)	200,000	205,108
1.95%, 06/15/30 (a)	300,000	271,302
4.63%, 09/11/34 (a)	265,000	263,924
5.20%, 02/10/35 (a)	305,000	314,614
4.10%, 04/01/43 (a)	115,000	98,154
4.38%, 05/15/44 (a)	105,000	92,286
4.63%, 03/15/46 (a)	280,000	253,736
2.90%, 06/15/50 (a)	200,000	134,528
Summa Health
3.51%, 11/15/51 (a)	105,000	85,179
Sutter Health
3.70%, 08/15/28 (a)	100,000	99,132
2.29%, 08/15/30 (a)	250,000	228,717
5.16%, 08/15/33 (a)	150,000	154,190
3.16%, 08/15/40 (a)	395,000	312,923
4.09%, 08/15/48 (a)	155,000	127,697
3.36%, 08/15/50 (a)	200,000	142,542
5.55%, 08/15/53 (a)	55,000	55,474
Sysco Corp.
3.25%, 07/15/27 (a)	280,000	276,332
5.75%, 01/17/29 (a)	200,000	209,350
2.40%, 02/15/30 (a)	210,000	194,450
5.95%, 04/01/30 (a)	200,000	212,096
5.10%, 09/23/30 (a)	260,000	268,185
2.45%, 12/14/31 (a)	150,000	133,641
5.40%, 03/23/35 (a)	175,000	180,948
5.38%, 09/21/35	165,000	169,820
6.60%, 04/01/40 (a)	155,000	173,237
4.85%, 10/01/45 (a)	175,000	159,595
4.50%, 04/01/46 (a)	150,000	129,782
4.45%, 03/15/48 (a)	180,000	153,684
3.30%, 02/15/50 (a)	215,000	150,457
6.60%, 04/01/50 (a)	400,000	445,148
3.15%, 12/14/51 (a)	55,000	36,872
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	525,000	536,618
2.05%, 03/31/30 (a)	600,000	545,238
5.30%, 07/05/34 (a)	205,000	211,238
3.03%, 07/09/40 (a)	480,000	366,442
5.65%, 07/05/44 (a)	230,000	235,437
3.18%, 07/09/50 (a)	595,000	402,993
5.65%, 07/05/54 (a)	200,000	200,398
3.38%, 07/09/60 (a)	300,000	196,842
5.80%, 07/05/64 (a)	280,000	281,644
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	475,000	483,103
5.90%, 07/07/55 (a)	200,000	206,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Health Resources
2.33%, 11/15/50 (a)	110,000	63,533
4.33%, 11/15/55	105,000	88,634
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	300,000	303,480
4.80%, 11/21/27 (a)	130,000	132,228
1.75%, 10/15/28 (a)	200,000	187,234
5.00%, 01/31/29 (a)	325,000	334,548
2.60%, 10/01/29 (a)	270,000	255,425
4.98%, 08/10/30 (a)	250,000	258,847
2.00%, 10/15/31 (a)	320,000	282,835
4.95%, 11/21/32 (a)	200,000	206,886
5.09%, 08/10/33 (a)	300,000	311,127
5.20%, 01/31/34 (a)	200,000	208,366
2.80%, 10/15/41 (a)	225,000	166,460
5.30%, 02/01/44 (a)	148,000	148,503
4.10%, 08/15/47 (a)	310,000	262,120
Toledo Hospital
5.75%, 11/15/38 (a)	200,000	201,976
Trinity Health Corp.
2.63%, 12/01/40 (a)	125,000	91,576
4.13%, 12/01/45	140,000	119,017
3.43%, 12/01/48	100,000	75,461
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	420,000	415,968
4.35%, 03/01/29 (a)	365,000	365,540
5.40%, 03/15/29 (a)	200,000	206,938
5.70%, 03/15/34 (a)	250,000	263,722
4.88%, 08/15/34 (a)	125,000	124,990
5.15%, 08/15/44 (a)	175,000	164,817
4.55%, 06/02/47 (a)	220,000	188,793
5.10%, 09/28/48 (a)	335,000	310,153
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	100,000	93,985
Unilever Capital Corp.
2.90%, 05/05/27 (a)	445,000	438,846
3.50%, 03/22/28 (a)	350,000	346,962
2.13%, 09/06/29 (a)	200,000	186,406
1.38%, 09/14/30 (a)	195,000	172,208
1.75%, 08/12/31 (a)	265,000	232,559
5.90%, 11/15/32	275,000	301,832
5.00%, 12/08/33 (a)	340,000	353,291
4.63%, 08/12/34 (a)	500,000	502,850
2.63%, 08/12/51 (a)	170,000	107,432
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	250,000	225,785
2.65%, 01/15/32 (a)	150,000	130,524
5.05%, 10/15/34 (a)	215,000	210,033
UPMC
5.04%, 05/15/33 (a)	150,000	152,940
5.38%, 05/15/43 (a)	90,000	88,305
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	300,000	249,909
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	192,536
2.70%, 06/22/30 (a)	430,000	387,267
3.85%, 06/22/40 (a)	415,000	316,442
4.00%, 06/22/50 (a)	475,000	324,520
WakeMed
3.29%, 10/01/52 (a)	100,000	69,038
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	115,000	73,574
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	87,712
3.07%, 03/01/51 (a)	135,000	85,535

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wyeth LLC
6.50%, 02/01/34	170,000	192,367
6.00%, 02/15/36	175,000	190,582
5.95%, 04/01/37	620,000	671,906
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	160,000	95,010
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200,000	201,632
2.60%, 11/24/31 (a)	365,000	328,175
5.20%, 09/15/34 (a)	315,000	322,595
5.50%, 02/19/35 (a)	200,000	208,752
4.45%, 08/15/45 (a)	149,000	130,926
Zoetis, Inc.
3.00%, 09/12/27 (a)	240,000	235,862
4.15%, 08/17/28 (a)	250,000	250,920
3.90%, 08/20/28 (a)	220,000	219,582
2.00%, 05/15/30 (a)	200,000	181,928
5.60%, 11/16/32 (a)	275,000	292,721
4.70%, 02/01/43 (a)	350,000	323,631
3.95%, 09/12/47 (a)	175,000	141,596
4.45%, 08/20/48 (a)	150,000	130,161
3.00%, 05/15/50 (a)	115,000	76,993
		319,845,983
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)	150,000	146,840
6.10%, 02/15/35 (a)	85,000	86,959
6.00%, 01/15/37	90,000	88,580
5.10%, 09/01/40 (a)	160,000	141,493
5.35%, 07/01/49 (a)	95,000	79,637
6.75%, 02/15/55 (a)	130,000	131,239
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	294,753
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	195,414
3.34%, 12/15/27 (a)	400,000	394,476
3.14%, 11/07/29 (a)	150,000	144,555
4.49%, 05/01/30 (a)	220,000	222,134
4.08%, 12/15/47 (a)	380,000	307,690
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	295,000	295,835
4.80%, 05/03/29 (a)	160,000	162,270
3.40%, 02/15/31 (a)	125,000	117,143
3.60%, 09/01/32 (a)	200,000	185,198
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	325,000	321,672
3.54%, 04/06/27 (a)	160,000	159,018
3.59%, 04/14/27 (a)	250,000	248,710
5.02%, 11/17/27 (a)	315,000	321,505
3.94%, 09/21/28 (a)	325,000	324,519
4.23%, 11/06/28 (a)	550,000	552,744
4.70%, 04/10/29 (a)	345,000	351,586
4.97%, 10/17/29 (a)	225,000	231,811
3.63%, 04/06/30 (a)	340,000	333,180
1.75%, 08/10/30 (a)	400,000	356,716
2.72%, 01/12/32 (a)	705,000	640,013
4.81%, 02/13/33 (a)	600,000	607,284
4.89%, 09/11/33 (a)	460,000	466,822
4.99%, 04/10/34 (a)	350,000	357,014
5.23%, 11/17/34 (a)	250,000	258,595
3.06%, 06/17/41 (a)	435,000	331,387
3.00%, 02/24/50 (a)	625,000	414,581
2.77%, 11/10/50 (a)	440,000	277,169
2.94%, 06/04/51 (a)	720,000	465,854
3.00%, 03/17/52 (a)	400,000	260,736
3.38%, 02/08/61 (a)	605,000	404,442
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets PLC
3.28%, 09/19/27 (a)	600,000	593,022
3.72%, 11/28/28 (a)	250,000	247,615
Burlington Resources LLC
7.20%, 08/15/31	220,000	250,628
5.95%, 10/15/36	90,000	96,890
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	400,000	397,700
5.00%, 12/15/29 (a)(d)	230,000	235,253
2.95%, 07/15/30 (a)	250,000	234,478
7.20%, 01/15/32	205,000	230,978
6.45%, 06/30/33	100,000	108,316
5.85%, 02/01/35	100,000	104,440
6.50%, 02/15/37	140,000	152,634
6.25%, 03/15/38	300,000	320,694
6.75%, 02/01/39	100,000	110,330
4.95%, 06/01/47 (a)	235,000	209,453
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	175,000	175,110
2.65%, 01/15/32 (a)	100,000	88,550
5.25%, 06/15/37 (a)	99,000	97,050
6.75%, 11/15/39	225,000	248,758
5.40%, 06/15/47 (a)	175,000	162,318
3.75%, 02/15/52 (a)	225,000	160,191
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	374,111
3.70%, 11/15/29 (a)	325,000	316,355
2.74%, 12/31/39 (a)	245,000	206,297
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	525,000	523,771
4.00%, 03/01/31 (a)	535,000	516,500
3.25%, 01/31/32 (a)	365,000	332,840
5.95%, 06/30/33 (a)	565,000	598,267
5.75%, 08/15/34 (a)	320,000	332,941
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	490,000	488,741
5.65%, 04/15/34 (a)	415,000	427,960
Chevron Corp.
2.00%, 05/11/27 (a)	275,000	267,396
2.24%, 05/11/30 (a)	500,000	463,215
3.08%, 05/11/50 (a)	415,000	288,251
Chevron USA, Inc.
4.41%, 02/26/27	230,000	232,001
1.02%, 08/12/27 (a)	310,000	295,089
3.95%, 08/13/27	150,000	150,687
3.85%, 01/15/28 (a)	175,000	175,086
4.48%, 02/26/28 (a)	300,000	304,200
4.05%, 08/13/28 (a)	190,000	190,986
3.25%, 10/15/29 (a)	75,000	73,142
4.69%, 04/15/30 (a)	325,000	332,722
4.82%, 04/15/32 (a)	200,000	205,890
4.98%, 04/15/35 (a)	225,000	231,044
4.85%, 10/15/35 (a)	260,000	263,201
6.00%, 03/01/41 (a)	115,000	125,588
5.25%, 11/15/43 (a)	110,000	111,092
2.34%, 08/12/50 (a)	205,000	122,285
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	165,000	164,861
ConocoPhillips
5.90%, 10/15/32	100,000	109,040
6.50%, 02/01/39	500,000	565,625
4.88%, 10/01/47 (a)	140,000	127,896
ConocoPhillips Co.
4.70%, 01/15/30 (a)	350,000	357,031
4.85%, 01/15/32 (a)	235,000	240,468
5.05%, 09/15/33 (a)	290,000	299,094

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/15/35 (a)	370,000	374,784
3.76%, 03/15/42 (a)	200,000	164,916
4.30%, 11/15/44 (a)	225,000	195,093
5.95%, 03/15/46 (a)	145,000	152,776
3.80%, 03/15/52 (a)	355,000	267,514
5.30%, 05/15/53 (a)	325,000	310,001
5.55%, 03/15/54 (a)	300,000	296,163
5.50%, 01/15/55 (a)	400,000	391,808
4.03%, 03/15/62 (a)	515,000	385,596
5.70%, 09/15/63 (a)	200,000	198,798
5.65%, 01/15/65 (a)	200,000	196,940
Continental Resources, Inc.
4.38%, 01/15/28 (a)	340,000	338,025
4.90%, 06/01/44 (a)	240,000	196,075
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	198,832
4.38%, 03/15/29 (a)	170,000	169,726
5.60%, 03/15/34 (a)	100,000	102,815
5.40%, 02/15/35 (a)	205,000	207,036
5.90%, 02/15/55 (a)	280,000	270,855
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	102,226
5.13%, 05/15/29 (a)	100,000	102,363
8.13%, 08/16/30	185,000	213,201
3.25%, 02/15/32 (a)	170,000	155,003
5.60%, 04/01/44 (a)	115,000	111,668
Devon Energy Corp.
5.25%, 10/15/27 (a)	245,000	245,132
5.88%, 06/15/28 (a)(d)	150,000	150,101
4.50%, 01/15/30 (a)	185,000	185,364
7.88%, 09/30/31	285,000	331,087
7.95%, 04/15/32	100,000	116,822
5.20%, 09/15/34 (a)	300,000	298,935
5.60%, 07/15/41 (a)	250,000	241,192
4.75%, 05/15/42 (a)	295,000	257,494
5.00%, 06/15/45 (a)	280,000	243,732
5.75%, 09/15/54 (a)	245,000	227,345
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	247,485
3.50%, 12/01/29 (a)	290,000	280,172
5.15%, 01/30/30 (a)	230,000	236,969
3.13%, 03/24/31 (a)	205,000	190,699
6.25%, 03/15/33 (a)	400,000	430,972
5.40%, 04/18/34 (a)	325,000	332,351
5.55%, 04/01/35 (a)	300,000	308,193
4.40%, 03/24/51 (a)	200,000	161,932
4.25%, 03/15/52 (a)	175,000	137,610
6.25%, 03/15/53 (a)	220,000	225,674
5.75%, 04/18/54 (a)	440,000	423,518
5.90%, 04/18/64 (a)	345,000	332,756
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	295,000	310,788
5.65%, 10/15/54 (a)	260,000	256,404
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	225,000	214,184
4.80%, 11/01/43 (a)(d)	155,000	140,091
4.60%, 12/15/44 (a)	190,000	167,056
Enbridge Energy Partners LP
7.50%, 04/15/38	115,000	135,998
5.50%, 09/15/40 (a)	200,000	199,328
7.38%, 10/15/45 (a)	240,000	283,066
Enbridge, Inc.
1.60%, 10/04/26 (a)	215,000	209,653
4.25%, 12/01/26 (a)	325,000	325,097
5.25%, 04/05/27 (a)	200,000	203,152
3.70%, 07/15/27 (a)	225,000	223,322
4.60%, 06/20/28 (a)	120,000	121,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 11/15/28 (a)	200,000	210,492
5.30%, 04/05/29 (a)	245,000	252,999
3.13%, 11/15/29 (a)	350,000	333,711
4.90%, 06/20/30 (a)	170,000	173,864
6.20%, 11/15/30 (a)	210,000	226,687
5.70%, 03/08/33 (a)	740,000	779,242
2.50%, 08/01/33 (a)	400,000	340,632
5.63%, 04/05/34 (a)	230,000	240,316
5.55%, 06/20/35 (a)	260,000	268,401
4.50%, 06/10/44 (a)	280,000	240,520
5.50%, 12/01/46 (a)	150,000	148,808
4.00%, 11/15/49 (a)	310,000	238,139
3.40%, 08/01/51 (a)	100,000	68,624
6.70%, 11/15/53 (a)	365,000	408,041
5.95%, 04/05/54 (a)	275,000	282,439
7.20%, 06/27/54 (a)(b)	225,000	239,299
Energy Transfer LP
6.05%, 12/01/26 (a)	375,000	382,102
4.40%, 03/15/27 (a)	225,000	225,770
4.20%, 04/15/27 (a)	150,000	149,891
5.50%, 06/01/27 (a)	275,000	279,799
4.00%, 10/01/27 (a)	250,000	249,192
4.95%, 05/15/28 (a)	250,000	254,180
4.95%, 06/15/28 (a)	375,000	381,562
5.25%, 04/15/29 (a)	500,000	514,570
5.25%, 07/01/29 (a)	275,000	283,214
4.15%, 09/15/29 (a)	200,000	198,616
5.20%, 04/01/30 (a)	275,000	283,709
3.75%, 05/15/30 (a)	355,000	344,762
6.40%, 12/01/30 (a)	375,000	406,519
5.75%, 02/15/33 (a)	520,000	545,433
6.55%, 12/01/33 (a)	430,000	470,880
5.55%, 05/15/34 (a)	380,000	390,382
5.60%, 09/01/34 (a)	350,000	359,481
4.90%, 03/15/35 (a)	205,000	200,053
5.70%, 04/01/35 (a)	450,000	465,165
6.63%, 10/15/36	185,000	202,862
5.80%, 06/15/38 (a)	110,000	112,132
7.50%, 07/01/38	185,000	215,364
6.05%, 06/01/41 (a)	200,000	204,618
6.50%, 02/01/42 (a)	350,000	372,134
6.10%, 02/15/42	175,000	179,135
4.95%, 01/15/43 (a)	200,000	178,274
5.15%, 02/01/43 (a)	165,000	150,508
5.95%, 10/01/43 (a)	128,000	126,734
5.30%, 04/01/44 (a)	230,000	211,094
5.00%, 05/15/44 (a)	110,000	97,782
5.15%, 03/15/45 (a)	195,000	175,461
5.35%, 05/15/45 (a)	150,000	137,795
6.13%, 12/15/45 (a)	300,000	303,096
5.30%, 04/15/47 (a)	200,000	181,286
5.40%, 10/01/47 (a)	400,000	366,964
6.00%, 06/15/48 (a)	310,000	306,137
6.25%, 04/15/49 (a)	500,000	504,965
5.00%, 05/15/50 (a)	585,000	501,702
5.95%, 05/15/54 (a)	505,000	490,345
6.05%, 09/01/54 (a)	350,000	345,173
6.20%, 04/01/55 (a)	355,000	357,425
Eni USA, Inc.
7.30%, 11/15/27	165,000	175,199
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	300,000	302,319
3.95%, 02/15/27 (a)	185,000	184,991
4.30%, 06/20/28 (a)	150,000	151,190
4.15%, 10/16/28 (a)	325,000	326,056
3.13%, 07/31/29 (a)	300,000	289,473
2.80%, 01/31/30 (a)	400,000	378,180
4.60%, 01/15/31 (a)	220,000	222,446

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 01/31/33 (a)	300,000	313,731
6.88%, 03/01/33	165,000	187,318
4.85%, 01/31/34 (a)	200,000	201,942
6.65%, 10/15/34	100,000	113,953
4.95%, 02/15/35 (a)	325,000	328,061
5.20%, 01/15/36 (a)	220,000	223,804
7.55%, 04/15/38	150,000	180,497
6.13%, 10/15/39	175,000	189,471
6.45%, 09/01/40	140,000	155,968
5.95%, 02/01/41	250,000	264,700
5.70%, 02/15/42	175,000	180,250
4.85%, 08/15/42 (a)	295,000	274,816
4.45%, 02/15/43 (a)	300,000	265,599
4.85%, 03/15/44 (a)	400,000	369,396
5.10%, 02/15/45 (a)	350,000	333,060
4.90%, 05/15/46 (a)	285,000	262,345
4.25%, 02/15/48 (a)	330,000	274,903
4.80%, 02/01/49 (a)	305,000	273,021
4.20%, 01/31/50 (a)	425,000	347,110
3.70%, 01/31/51 (a)	360,000	268,355
3.20%, 02/15/52 (a)	325,000	220,496
3.30%, 02/15/53 (a)	295,000	200,883
4.95%, 10/15/54 (a)	160,000	144,451
5.55%, 02/16/55 (a)	455,000	450,195
3.95%, 01/31/60 (a)	230,000	172,063
5.25%, 08/16/77 (a)(b)	365,000	364,883
5.38%, 02/15/78 (a)(b)	235,000	234,022
EOG Resources, Inc.
4.40%, 07/15/28 (a)	150,000	151,524
4.38%, 04/15/30 (a)	250,000	251,625
5.00%, 07/15/32 (a)	360,000	368,399
3.90%, 04/01/35 (a)	95,000	88,332
5.35%, 01/15/36 (a)	360,000	369,853
4.95%, 04/15/50 (a)	220,000	200,361
5.65%, 12/01/54 (a)	275,000	275,720
5.95%, 07/15/55 (a)	150,000	157,005
EQT Corp.
7.50%, 06/01/27 (a)	150,000	153,041
6.50%, 07/01/27 (a)	110,000	112,675
3.90%, 10/01/27 (a)	350,000	347,809
5.70%, 04/01/28 (a)	150,000	155,112
4.50%, 01/15/29 (a)	200,000	200,026
5.00%, 01/15/29 (a)	100,000	101,443
6.38%, 04/01/29 (a)	180,000	186,867
7.00%, 02/01/30 (a)(f)	80,000	87,158
7.50%, 06/01/30 (a)	160,000	176,614
4.75%, 01/15/31 (a)	300,000	299,448
5.75%, 02/01/34 (a)	215,000	225,120
Expand Energy Corp.
5.38%, 02/01/29 (a)	200,000	200,464
5.38%, 03/15/30 (a)	300,000	305,091
4.75%, 02/01/32 (a)	415,000	408,165
5.70%, 01/15/35 (a)	275,000	282,634
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	300,000	298,371
2.44%, 08/16/29 (a)	300,000	285,456
3.48%, 03/19/30 (a)	575,000	562,200
2.61%, 10/15/30 (a)	625,000	583,525
3.00%, 08/16/39 (a)	230,000	184,228
4.23%, 03/19/40 (a)	600,000	550,098
3.57%, 03/06/45 (a)	370,000	295,486
4.11%, 03/01/46 (a)	765,000	650,036
3.10%, 08/16/49 (a)	490,000	341,270
4.33%, 03/19/50 (a)	765,000	656,982
3.45%, 04/15/51 (a)	765,000	560,691
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	287,588
4.85%, 11/15/35 (a)	375,000	369,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.70%, 09/15/38	295,000	331,409
7.45%, 09/15/39	325,000	389,217
4.75%, 08/01/43 (a)	225,000	201,575
5.00%, 11/15/45 (a)	550,000	501,083
Helmerich & Payne, Inc.
4.85%, 12/01/29 (a)	100,000	99,916
2.90%, 09/29/31 (a)	190,000	167,939
5.50%, 12/01/34 (a)	250,000	245,192
Hess Corp.
4.30%, 04/01/27 (a)	230,000	230,745
7.88%, 10/01/29	175,000	198,548
7.30%, 08/15/31	233,000	268,609
7.13%, 03/15/33	200,000	232,316
6.00%, 01/15/40	240,000	261,485
5.60%, 02/15/41	350,000	363,611
5.80%, 04/01/47 (a)	150,000	156,348
HF Sinclair Corp.
5.00%, 02/01/28 (a)	245,000	245,583
4.50%, 10/01/30 (a)	105,000	103,537
5.50%, 09/01/32 (a)	245,000	249,167
6.25%, 01/15/35 (a)	130,000	135,997
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	210,885
7.75%, 03/15/32	190,000	221,320
7.30%, 08/15/33	250,000	286,717
5.80%, 03/15/35	210,000	220,210
6.50%, 02/01/37	170,000	185,023
6.95%, 01/15/38	350,000	394,618
6.50%, 09/01/39	200,000	217,410
6.55%, 09/15/40	165,000	179,939
7.50%, 11/15/40	105,000	123,656
6.38%, 03/01/41	185,000	198,766
5.63%, 09/01/41	175,000	174,452
5.00%, 08/15/42 (a)	175,000	161,429
4.70%, 11/01/42 (a)	175,000	154,520
5.00%, 03/01/43 (a)	315,000	289,690
5.50%, 03/01/44 (a)	215,000	208,305
5.40%, 09/01/44 (a)	150,000	143,651
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	391,845
5.00%, 02/01/29 (a)	300,000	306,969
5.10%, 08/01/29 (a)	150,000	154,266
5.15%, 06/01/30 (a)	335,000	345,767
2.00%, 02/15/31 (a)	360,000	319,194
7.80%, 08/01/31	255,000	295,925
7.75%, 01/15/32	300,000	349,338
4.80%, 02/01/33 (a)	250,000	250,222
5.20%, 06/01/33 (a)	240,000	246,053
5.40%, 02/01/34 (a)	325,000	335,263
5.30%, 12/01/34 (a)	170,000	173,517
5.55%, 06/01/45 (a)	540,000	525,344
5.05%, 02/15/46 (a)	250,000	226,773
5.20%, 03/01/48 (a)	246,000	226,170
3.25%, 08/01/50 (a)	100,000	66,438
5.45%, 08/01/52 (a)	295,000	278,521
5.95%, 08/01/54 (a)	200,000	202,008
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	270,000	272,492
3.80%, 04/01/28 (a)	125,000	123,780
5.15%, 03/01/30 (a)	300,000	308,496
5.70%, 03/01/35 (a)	200,000	206,610
6.50%, 03/01/41 (a)	375,000	404,437
4.75%, 09/15/44 (a)	200,000	173,134
4.50%, 04/01/48 (a)	180,000	145,771
5.00%, 09/15/54 (a)	115,000	98,170

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
4.13%, 03/01/27 (a)	410,000	409,705
4.25%, 12/01/27 (a)	246,000	246,303
4.00%, 03/15/28 (a)	350,000	348,316
4.80%, 02/15/29 (a)	250,000	253,575
2.65%, 08/15/30 (a)	450,000	413,311
4.80%, 02/15/31 (a)	370,000	372,446
4.95%, 09/01/32 (a)	285,000	286,103
5.00%, 01/15/33 (a)	230,000	229,487
5.00%, 03/01/33 (a)	350,000	350,539
5.50%, 06/01/34 (a)	505,000	515,307
5.40%, 04/01/35 (a)	250,000	252,197
5.40%, 09/15/35 (a)	455,000	456,233
4.50%, 04/15/38 (a)	595,000	539,385
5.20%, 03/01/47 (a)	300,000	270,288
5.20%, 12/01/47 (a)	155,000	139,354
4.70%, 04/15/48 (a)	525,000	440,223
5.50%, 02/15/49 (a)	425,000	396,036
4.95%, 03/14/52 (a)	440,000	376,037
5.95%, 04/01/55 (a)	270,000	264,376
6.20%, 09/15/55 (a)	290,000	293,642
4.90%, 04/15/58 (a)	185,000	154,484
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,082
3.95%, 09/15/27 (a)	185,000	183,981
4.75%, 09/01/28 (a)	105,000	105,965
5.50%, 03/15/30 (a)	150,000	155,123
2.95%, 03/01/31 (a)	70,000	63,984
5.95%, 03/15/35 (a)	150,000	156,651
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	50,000	49,888
NOV, Inc.
3.60%, 12/01/29 (a)	180,000	174,254
3.95%, 12/01/42 (a)	355,000	277,795
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	145,000	152,164
5.00%, 08/01/27 (a)	125,000	126,470
6.38%, 09/01/28 (a)	150,000	156,797
5.20%, 08/01/29 (a)	350,000	355,964
8.88%, 07/15/30 (a)	350,000	404,358
6.63%, 09/01/30 (a)	375,000	401,850
6.13%, 01/01/31 (a)	400,000	420,944
7.50%, 05/01/31	250,000	280,765
7.88%, 09/15/31	175,000	199,290
5.38%, 01/01/32 (a)	350,000	356,107
5.55%, 10/01/34 (a)	335,000	339,965
6.45%, 09/15/36	540,000	573,680
7.95%, 06/15/39	55,000	64,742
6.20%, 03/15/40	200,000	203,448
6.60%, 03/15/46 (a)	330,000	344,774
4.40%, 04/15/46 (a)	160,000	125,827
4.20%, 03/15/48 (a)	90,000	66,272
6.05%, 10/01/54 (a)	270,000	263,560
ONEOK Partners LP
6.65%, 10/01/36	135,000	147,855
6.85%, 10/15/37	200,000	220,966
6.13%, 02/01/41 (a)	200,000	205,500
6.20%, 09/15/43 (a)	150,000	154,041
ONEOK, Inc.
5.55%, 11/01/26 (a)	250,000	253,205
4.00%, 07/13/27 (a)	190,000	189,533
4.25%, 09/24/27 (a)	275,000	275,679
4.55%, 07/15/28 (a)	225,000	226,890
5.65%, 11/01/28 (a)	200,000	207,564
4.35%, 03/15/29 (a)	230,000	229,945
5.38%, 06/01/29 (a)	155,000	159,678
3.40%, 09/01/29 (a)	250,000	241,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 03/15/30 (a)	260,000	245,648
3.25%, 06/01/30 (a)	195,000	184,827
5.80%, 11/01/30 (a)	200,000	210,848
6.35%, 01/15/31 (a)	200,000	215,180
4.75%, 10/15/31 (a)	300,000	300,126
4.95%, 10/15/32 (a)	220,000	220,238
6.10%, 11/15/32 (a)	200,000	214,410
6.05%, 09/01/33 (a)	475,000	503,965
5.65%, 09/01/34 (a)	160,000	164,643
5.05%, 11/01/34 (a)	385,000	380,084
6.00%, 06/15/35	100,000	105,291
5.40%, 10/15/35 (a)	290,000	291,531
5.15%, 10/15/43 (a)	215,000	197,007
5.60%, 04/01/44 (a)	150,000	142,820
5.05%, 04/01/45 (a)	150,000	133,650
4.25%, 09/15/46 (a)	190,000	149,724
5.45%, 06/01/47 (a)	170,000	157,310
4.95%, 07/13/47 (a)	65,000	56,595
4.20%, 10/03/47 (a)	200,000	156,164
5.20%, 07/15/48 (a)	325,000	291,424
4.85%, 02/01/49 (a)	169,000	144,666
4.45%, 09/01/49 (a)	245,000	197,600
3.95%, 03/01/50 (a)	230,000	169,328
4.50%, 03/15/50 (a)	180,000	147,508
7.15%, 01/15/51 (a)	85,000	95,485
6.63%, 09/01/53 (a)	525,000	558,962
5.70%, 11/01/54 (a)	385,000	364,198
6.25%, 10/15/55 (a)	370,000	376,138
5.85%, 11/01/64 (a)	155,000	148,152
Ovintiv, Inc.
5.65%, 05/15/28 (a)	300,000	309,102
7.20%, 11/01/31	130,000	144,109
7.38%, 11/01/31	260,000	290,163
6.50%, 08/15/34	175,000	187,121
6.63%, 08/15/37	160,000	169,640
6.50%, 02/01/38	220,000	231,675
7.10%, 07/15/53 (a)	25,000	27,022
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	190,000	185,630
5.15%, 11/15/29 (a)	90,000	90,351
7.15%, 10/01/33 (a)	160,000	169,597
Phillips 66
3.90%, 03/15/28 (a)	355,000	353,257
2.15%, 12/15/30 (a)	50,000	44,656
4.65%, 11/15/34 (a)	150,000	146,624
5.88%, 05/01/42	400,000	410,364
4.88%, 11/15/44 (a)	500,000	447,740
3.30%, 03/15/52 (a)	425,000	282,714
Phillips 66 Co.
4.95%, 12/01/27 (a)	275,000	279,667
3.75%, 03/01/28 (a)	245,000	242,888
3.15%, 12/15/29 (a)	290,000	277,544
5.25%, 06/15/31 (a)	240,000	249,163
5.30%, 06/30/33 (a)	300,000	308,730
4.95%, 03/15/35 (a)	200,000	198,164
4.68%, 02/15/45 (a)	185,000	159,233
4.90%, 10/01/46 (a)	305,000	268,324
5.65%, 06/15/54 (a)	150,000	143,910
5.50%, 03/15/55 (a)	155,000	146,181
5.88%, 03/15/56 (a)(b)	290,000	287,944
6.20%, 03/15/56 (a)(b)	300,000	300,837
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	380,000	341,590
2.15%, 01/15/31 (a)	275,000	247,382
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	225,000	225,434
3.55%, 12/15/29 (a)	290,000	280,134

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 09/15/30 (a)	225,000	217,220
4.70%, 01/15/31 (a)	210,000	210,506
5.70%, 09/15/34 (a)	200,000	206,314
5.60%, 01/15/36 (a)	160,000	162,008
6.65%, 01/15/37	320,000	348,979
5.15%, 06/01/42 (a)	200,000	182,856
4.30%, 01/31/43 (a)	150,000	122,883
4.70%, 06/15/44 (a)	205,000	174,381
4.90%, 02/15/45 (a)	200,000	174,818
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	420,000	422,768
4.20%, 03/15/28 (a)	450,000	449,626
4.50%, 05/15/30 (a)	525,000	527,352
5.90%, 09/15/37 (a)	199,340	209,618
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	400,000	375,576
2.75%, 04/06/30 (a)	500,000	472,530
4.13%, 05/11/35	350,000	336,329
4.55%, 08/12/43	375,000	340,365
4.38%, 05/11/45	725,000	634,556
4.00%, 05/10/46	495,000	408,152
3.75%, 09/12/46	300,000	238,698
3.25%, 04/06/50 (a)	500,000	355,175
Shell International Finance BV
3.88%, 11/13/28 (a)	500,000	499,815
4.13%, 05/11/35	180,000	178,956
6.38%, 12/15/38	865,000	979,362
5.50%, 03/25/40	50,000	51,816
2.88%, 11/26/41 (a)	220,000	163,469
3.63%, 08/21/42	160,000	129,891
4.38%, 05/11/45	5,000	4,406
4.00%, 05/10/46	150,000	123,350
3.13%, 11/07/49 (a)	420,000	290,766
3.25%, 04/06/50 (a)	95,000	66,784
3.00%, 11/26/51 (a)	275,000	183,755
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)	420,000	425,040
5.58%, 10/01/34 (a)	400,000	402,448
6.18%, 10/01/54 (a)	205,000	200,437
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	148,986
5.95%, 09/25/43 (a)	270,000	276,385
4.50%, 03/15/45 (a)	150,000	128,967
Suncor Energy, Inc.
7.15%, 02/01/32	165,000	185,541
5.95%, 12/01/34	165,000	174,080
6.80%, 05/15/38	204,000	225,232
6.50%, 06/15/38	100,000	107,842
6.85%, 06/01/39	220,000	244,856
4.00%, 11/15/47 (a)	250,000	190,850
3.75%, 03/04/51 (a)	260,000	186,927
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	228,735
6.15%, 03/01/29 (a)	250,000	263,472
4.20%, 02/01/33 (a)	250,000	237,823
6.13%, 03/15/33 (a)	250,000	266,375
6.50%, 03/30/34 (a)	265,000	288,866
5.50%, 02/15/35 (a)	225,000	229,307
5.55%, 08/15/35 (a)	300,000	306,174
5.65%, 02/15/36 (a)	220,000	225,311
4.95%, 04/15/52 (a)	230,000	197,204
6.25%, 07/01/52 (a)	195,000	199,269
6.50%, 02/15/53 (a)	300,000	315,975
6.13%, 05/15/55 (a)	300,000	302,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	80,000	81,514
5.50%, 03/01/30 (a)	230,000	234,099
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/01/31 (a)	600,000	602,142
4.00%, 01/15/32 (a)	450,000	427,815
TC PipeLines LP
3.90%, 05/25/27 (a)	215,000	213,811
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	205,000	213,272
Texas Eastern Transmission LP
7.00%, 07/15/32	115,000	128,968
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	398,643
2.83%, 01/10/30 (a)	250,000	238,560
2.99%, 06/29/41 (a)	300,000	227,544
3.46%, 07/12/49 (a)	385,000	282,390
3.13%, 05/29/50 (a)	665,000	455,445
3.39%, 06/29/60 (a)	310,000	208,534
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	274,367
5.15%, 04/05/34 (a)	455,000	472,335
4.72%, 09/10/34 (a)	225,000	226,656
5.49%, 04/05/54 (a)	515,000	510,756
5.28%, 09/10/54 (a)	295,000	283,976
5.64%, 04/05/64 (a)	345,000	345,235
5.43%, 09/10/64 (a)	250,000	241,100
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	500,375
4.10%, 04/15/30 (a)	350,000	345,051
4.63%, 03/01/34 (a)	475,000	463,438
5.60%, 03/31/34	185,000	191,680
5.85%, 03/15/36	150,000	157,890
6.20%, 10/15/37	365,000	391,068
7.25%, 08/15/38	160,000	185,155
7.63%, 01/15/39	425,000	508,806
6.10%, 06/01/40	285,000	301,977
4.88%, 05/15/48 (a)	50,000	44,752
7.00%, 06/01/65 (a)(b)	275,000	283,555
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	149,591
3.25%, 05/15/30 (a)	310,000	296,078
5.40%, 08/15/41 (a)	135,000	133,217
4.45%, 08/01/42 (a)	150,000	131,642
4.60%, 03/15/48 (a)	215,000	186,779
Valero Energy Corp.
2.15%, 09/15/27 (a)	215,000	207,120
4.35%, 06/01/28 (a)	150,000	150,732
4.00%, 04/01/29 (a)	150,000	148,196
2.80%, 12/01/31 (a)	200,000	182,050
7.50%, 04/15/32	220,000	254,731
6.63%, 06/15/37	400,000	443,968
4.90%, 03/15/45	200,000	180,788
3.65%, 12/01/51 (a)	275,000	193,419
4.00%, 06/01/52 (a)	205,000	152,797
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	161,314
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	195,000	196,260
5.70%, 08/01/35 (a)	320,000	325,814
Western Midstream Operating LP
4.50%, 03/01/28 (a)	150,000	150,225
4.75%, 08/15/28 (a)	210,000	211,892
4.05%, 02/01/30 (a)(h)	420,000	409,790
5.45%, 11/15/34 (a)	230,000	230,304
5.45%, 04/01/44 (a)	250,000	226,990
5.30%, 03/01/48 (a)	200,000	174,534
5.50%, 08/15/48 (a)	135,000	120,346
5.25%, 02/01/50 (a)(h)	300,000	261,690

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	496,880
5.30%, 08/15/28 (a)	275,000	283,569
4.90%, 03/15/29 (a)	400,000	407,756
4.80%, 11/15/29 (a)	230,000	234,152
3.50%, 11/15/30 (a)	350,000	334,736
7.50%, 01/15/31	185,000	209,955
2.60%, 03/15/31 (a)	500,000	454,230
8.75%, 03/15/32	200,000	243,066
4.65%, 08/15/32 (a)	145,000	144,993
5.65%, 03/15/33 (a)	265,000	278,944
5.15%, 03/15/34 (a)	480,000	488,054
5.60%, 03/15/35 (a)	100,000	103,973
6.30%, 04/15/40	295,000	319,762
5.80%, 11/15/43 (a)	215,000	217,832
5.40%, 03/04/44 (a)	250,000	243,762
5.75%, 06/24/44 (a)	230,000	232,801
4.90%, 01/15/45 (a)	175,000	158,312
5.10%, 09/15/45 (a)	310,000	287,330
4.85%, 03/01/48 (a)	250,000	222,450
3.50%, 10/15/51 (a)	195,000	138,828
5.30%, 08/15/52 (a)	250,000	234,875
5.80%, 11/15/54 (a)	225,000	226,001
6.00%, 03/15/55 (a)	100,000	103,581
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	202,682
5.40%, 05/19/30 (a)	300,000	308,235
5.70%, 05/19/32 (a)	200,000	207,888
5.10%, 09/12/34 (a)	330,000	327,598
6.00%, 05/19/35 (a)	310,000	323,959
5.70%, 09/12/54 (a)	245,000	234,565
		155,696,546
Industrial Other 0.1%
American University
3.67%, 04/01/49	255,000	196,133
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	170,000	178,668
Brown University
2.92%, 09/01/50 (a)	165,000	111,233
California Institute of Technology
4.32%, 08/01/45	105,000	91,979
4.70%, 11/01/11	135,000	112,643
3.65%, 09/01/19 (a)	160,000	104,467
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	123,360
Chevron USA, Inc.
4.30%, 10/15/30 (a)	360,000	362,030
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	350,000	348,708
4.00%, 05/01/32 (a)	270,000	264,300
Claremont Mckenna College
3.78%, 01/01/22 (a)	100,000	66,730
Duke University
2.68%, 10/01/44	120,000	88,848
2.76%, 10/01/50	115,000	74,811
2.83%, 10/01/55	215,000	137,047
Emory University
2.14%, 09/01/30 (a)	180,000	163,885
2.97%, 09/01/50 (a)	120,000	80,776
George Washington University
4.30%, 09/15/44	115,000	99,327
4.87%, 09/15/45	100,000	93,072
4.13%, 09/15/48 (a)	225,000	185,893
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgetown University
4.32%, 04/01/49 (a)	101,000	85,069
2.94%, 04/01/50 (a)	100,000	65,838
5.12%, 04/01/53 (a)	85,000	80,753
5.22%, 10/01/18 (a)	80,000	71,729
Howard University
5.21%, 10/01/52 (a)	125,000	111,156
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	316,815
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	101,907
4.08%, 07/01/53	120,000	98,162
2.81%, 01/01/60 (a)	145,000	86,300
Leland Stanford Junior University
1.29%, 06/01/27 (a)	170,000	163,115
4.15%, 08/01/30 (a)	150,000	150,534
4.68%, 03/01/35 (a)	90,000	90,815
3.65%, 05/01/48 (a)	220,000	174,486
2.41%, 06/01/50 (a)	160,000	97,774
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	92,880
2.99%, 07/01/50 (a)	220,000	151,853
2.29%, 07/01/51 (a)	240,000	140,422
3.07%, 04/01/52 (a)	175,000	120,843
5.60%, 07/01/11	200,000	202,928
4.68%, 07/01/14	215,000	184,156
3.89%, 07/01/16	210,000	150,587
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	78,507
Northeastern University
2.89%, 10/01/50	100,000	68,662
Northwestern University
4.94%, 12/01/35 (a)	120,000	123,206
4.64%, 12/01/44	150,000	143,672
2.64%, 12/01/50 (a)	140,000	89,221
3.66%, 12/01/57 (a)	105,000	77,886
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	250,000	258,183
4.88%, 10/15/40	50,000	49,658
3.15%, 07/15/46 (a)	232,000	171,910
2.52%, 10/15/50 (a)	150,000	93,318
3.30%, 07/15/56 (a)	150,000	105,303
Quanta Services, Inc.
4.30%, 08/09/28 (a)	150,000	150,777
2.90%, 10/01/30 (a)	455,000	425,152
4.50%, 01/15/31 (a)	150,000	150,021
2.35%, 01/15/32 (a)	165,000	145,078
5.25%, 08/09/34 (a)	220,000	225,584
5.10%, 08/09/35 (a)	150,000	150,567
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	125,935
Trustees of Boston College
3.13%, 07/01/52	120,000	84,617
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	90,000	90,686
Trustees of Princeton University
5.70%, 03/01/39	235,000	253,379
2.52%, 07/01/50 (a)	130,000	82,589
4.20%, 03/01/52 (a)	90,000	77,029
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	160,000	96,107
3.61%, 02/15/19 (a)	100,000	65,821

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Chicago
2.76%, 04/01/45 (a)	205,000	161,964
2.55%, 04/01/50 (a)	95,000	61,969
4.00%, 10/01/53 (a)	125,000	100,184
University of Miami
4.06%, 04/01/52	170,000	137,726
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	105,781
3.39%, 02/15/48 (a)	159,000	120,191
University of Southern California
3.03%, 10/01/39	235,000	195,059
3.84%, 10/01/47 (a)	115,000	93,011
2.81%, 10/01/50 (a)	70,000	45,681
2.95%, 10/01/51 (a)	180,000	119,702
4.98%, 10/01/53 (a)	90,000	85,102
5.25%, 10/01/11	100,000	94,793
3.23%, 10/01/20 (a)	75,000	44,577
Washington University
3.52%, 04/15/54 (a)	240,000	176,630
4.35%, 04/15/22 (a)	175,000	136,694
William Marsh Rice University
3.57%, 05/15/45	140,000	113,039
3.77%, 05/15/55	125,000	97,188
Yale University
1.48%, 04/15/30 (a)	360,000	322,117
2.40%, 04/15/50 (a)	190,000	115,799
		11,332,107
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	350,000	350,605
4.05%, 10/04/29 (a)	325,000	324,867
4.25%, 10/04/31 (a)	300,000	299,811
4.50%, 10/04/34 (a)	400,000	395,236
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	278,964
4.85%, 04/04/27 (a)	290,000	294,547
4.75%, 01/17/28 (a)	200,000	203,876
4.80%, 04/04/29 (a)	260,000	267,233
4.95%, 01/17/30 (a)	200,000	207,482
2.30%, 02/01/30 (a)	395,000	367,666
4.95%, 04/04/34 (a)	200,000	207,022
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	146,817
4.39%, 06/01/52 (a)	225,000	193,797
Alphabet, Inc.
0.80%, 08/15/27 (a)	325,000	308,441
4.00%, 05/15/30 (a)	200,000	200,960
1.10%, 08/15/30 (a)	675,000	591,313
4.50%, 05/15/35 (a)	350,000	350,630
1.90%, 08/15/40 (a)	480,000	328,157
2.05%, 08/15/50 (a)	765,000	435,660
5.25%, 05/15/55 (a)	435,000	436,723
2.25%, 08/15/60 (a)	585,000	316,561
5.30%, 05/15/65 (a)	455,000	452,930
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	229,208
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	223,848
3.45%, 06/15/27 (a)	210,000	208,356
4.25%, 06/15/28 (a)	250,000	251,818
1.70%, 10/01/28 (a)	215,000	201,339
4.50%, 06/15/30 (a)	250,000	253,288
2.10%, 10/01/31 (a)	350,000	309,676
5.05%, 04/01/34 (a)	150,000	155,928
2.80%, 10/01/41 (a)	330,000	244,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 10/01/51 (a)	400,000	265,372
5.30%, 04/01/54 (a)	150,000	147,605
Apple, Inc.
3.35%, 02/09/27 (a)	745,000	740,999
3.20%, 05/11/27 (a)	560,000	555,862
3.00%, 06/20/27 (a)	275,000	271,626
2.90%, 09/12/27 (a)	645,000	635,518
3.00%, 11/13/27 (a)	450,000	444,001
1.20%, 02/08/28 (a)	800,000	754,320
4.00%, 05/10/28 (a)	450,000	452,610
4.00%, 05/12/28 (a)	310,000	312,068
1.40%, 08/05/28 (a)	650,000	609,433
3.25%, 08/08/29 (a)	300,000	293,775
2.20%, 09/11/29 (a)	600,000	563,172
4.15%, 05/10/30 (a)	150,000	151,865
1.65%, 05/11/30 (a)	605,000	546,805
4.20%, 05/12/30 (a)	300,000	303,405
1.25%, 08/20/30 (a)	380,000	334,936
1.65%, 02/08/31 (a)	820,000	727,143
1.70%, 08/05/31 (a)	300,000	264,438
4.50%, 05/12/32 (a)	300,000	306,384
3.35%, 08/08/32 (a)	300,000	286,677
4.30%, 05/10/33 (a)	300,000	304,089
4.75%, 05/12/35 (a)	300,000	307,398
4.50%, 02/23/36 (a)	410,000	415,006
2.38%, 02/08/41 (a)	470,000	338,705
3.85%, 05/04/43	945,000	806,454
4.45%, 05/06/44	265,000	248,888
3.45%, 02/09/45	610,000	484,303
4.38%, 05/13/45	600,000	543,132
4.65%, 02/23/46 (a)	1,030,000	963,956
3.85%, 08/04/46 (a)	613,000	507,889
4.25%, 02/09/47 (a)	300,000	262,965
3.75%, 09/12/47 (a)	250,000	201,425
3.75%, 11/13/47 (a)	369,000	298,122
2.95%, 09/11/49 (a)	400,000	274,540
2.65%, 05/11/50 (a)	770,000	493,693
2.40%, 08/20/50 (a)	475,000	288,795
2.65%, 02/08/51 (a)	840,000	534,576
2.70%, 08/05/51 (a)	550,000	351,263
3.95%, 08/08/52 (a)	510,000	415,308
4.85%, 05/10/53 (a)(c)	440,000	428,349
2.55%, 08/20/60 (a)	475,000	278,359
2.80%, 02/08/61 (a)	495,000	299,505
2.85%, 08/05/61 (a)	360,000	219,290
4.10%, 08/08/62 (a)	360,000	291,046
Applied Materials, Inc.
3.30%, 04/01/27 (a)	490,000	486,428
1.75%, 06/01/30 (a)	250,000	224,863
4.00%, 01/15/31 (a)	160,000	158,486
5.10%, 10/01/35 (a)	155,000	161,008
4.60%, 01/15/36 (a)	130,000	128,796
5.85%, 06/15/41	265,000	283,587
4.35%, 04/01/47 (a)	240,000	210,026
2.75%, 06/01/50 (a)	260,000	169,439
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	215,000	212,644
5.15%, 08/21/29 (a)	155,000	158,749
2.95%, 02/15/32 (a)	155,000	138,541
5.88%, 04/10/34 (a)	160,000	167,776
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	154,320
5.50%, 05/15/34 (a)	135,000	139,169
Autodesk, Inc.
3.50%, 06/15/27 (a)	160,000	158,686
2.85%, 01/15/30 (a)	60,000	56,730
2.40%, 12/15/31 (a)	420,000	372,460
5.30%, 06/15/35 (a)	150,000	154,250

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	312,533
1.25%, 09/01/30 (a)	350,000	306,516
4.75%, 05/08/32 (a)	25,000	25,621
4.45%, 09/09/34 (a)	275,000	273,845
Avnet, Inc.
3.00%, 05/15/31 (a)	185,000	167,764
5.50%, 06/01/32 (a)	150,000	152,753
Baidu, Inc.
3.63%, 07/06/27	200,000	198,648
4.38%, 03/29/28 (a)	200,000	201,394
4.88%, 11/14/28 (a)	200,000	204,428
2.38%, 08/23/31 (a)	255,000	230,520
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	1,010,000	1,010,000
3.50%, 01/15/28 (a)	255,000	252,213
Broadcom, Inc.
5.05%, 07/12/27 (a)	375,000	381,566
1.95%, 02/15/28 (a)(d)	275,000	262,061
4.15%, 02/15/28 (a)	285,000	285,883
4.80%, 04/15/28 (a)	300,000	305,643
4.11%, 09/15/28 (a)	330,000	331,241
4.00%, 04/15/29 (a)(d)	210,000	209,105
4.75%, 04/15/29 (a)	470,000	479,635
5.05%, 07/12/29 (a)	640,000	659,405
4.35%, 02/15/30 (a)	400,000	402,108
5.00%, 04/15/30 (a)	200,000	206,152
5.05%, 04/15/30 (a)	200,000	206,782
4.60%, 07/15/30 (a)	510,000	517,798
4.20%, 10/15/30 (a)	290,000	289,568
4.15%, 11/15/30 (a)	523,000	520,709
2.45%, 02/15/31 (a)(d)	790,000	718,734
5.15%, 11/15/31 (a)	450,000	467,532
4.55%, 02/15/32 (a)	285,000	286,878
4.15%, 04/15/32 (a)(d)	445,000	436,661
5.20%, 04/15/32 (a)	300,000	312,573
4.90%, 07/15/32 (a)	510,000	521,827
4.30%, 11/15/32 (a)	640,000	632,070
2.60%, 02/15/33 (a)(d)	500,000	439,035
3.42%, 04/15/33 (a)(d)	610,000	564,439
3.47%, 04/15/34 (a)(d)	905,000	826,247
4.80%, 10/15/34 (a)	535,000	538,686
5.20%, 07/15/35 (a)	730,000	753,528
3.14%, 11/15/35 (a)(d)	936,000	810,688
4.80%, 02/15/36 (a)	660,000	658,429
3.19%, 11/15/36 (a)(d)	832,000	710,686
4.93%, 05/15/37 (a)(d)	705,000	703,407
4.90%, 02/15/38 (a)	510,000	507,634
3.50%, 02/15/41 (a)(d)	905,000	745,430
3.75%, 02/15/51 (a)(d)	550,000	430,067
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	250,000	236,163
2.60%, 05/01/31 (a)	250,000	226,100
Cadence Design Systems, Inc.
4.20%, 09/10/27	175,000	175,812
4.30%, 09/10/29 (a)	240,000	241,517
4.70%, 09/10/34 (a)	385,000	384,908
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	196,248
4.25%, 04/01/28 (a)	205,000	203,936
3.28%, 12/01/28 (a)	240,000	231,998
3.25%, 02/15/29 (a)	265,000	253,965
5.10%, 03/01/30 (a)	165,000	168,054
3.57%, 12/01/31 (a)	305,000	284,806
5.55%, 08/22/34 (a)	180,000	184,705
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CGI, Inc.
4.95%, 03/14/30 (a)(d)	245,000	249,520
2.30%, 09/14/31 (a)	100,000	88,116
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	530,000	536,551
4.55%, 02/24/28 (a)	300,000	304,653
4.85%, 02/26/29 (a)	810,000	831,505
4.75%, 02/24/30 (a)	335,000	343,914
4.95%, 02/26/31 (a)	700,000	724,864
4.95%, 02/24/32 (a)	300,000	310,311
5.05%, 02/26/34 (a)	770,000	797,042
5.10%, 02/24/35 (a)	450,000	465,768
5.90%, 02/15/39	575,000	625,059
5.50%, 01/15/40	515,000	538,134
5.30%, 02/26/54 (a)	595,000	588,699
5.50%, 02/24/55 (a)	220,000	223,914
5.35%, 02/26/64 (a)	265,000	260,728
Concentrix Corp.
6.60%, 08/02/28 (a)	250,000	261,772
6.85%, 08/02/33 (a)(c)	155,000	161,112
Corning, Inc.
4.70%, 03/15/37	90,000	88,204
5.75%, 08/15/40	110,000	115,078
4.75%, 03/15/42	160,000	149,019
5.35%, 11/15/48 (a)	165,000	160,312
3.90%, 11/15/49 (a)	120,000	94,507
4.38%, 11/15/57 (a)	150,000	124,494
5.85%, 11/15/68 (a)	100,000	99,813
5.45%, 11/15/79 (a)	350,000	329,255
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	530,000	533,026
6.10%, 07/15/27 (a)	150,000	154,754
5.25%, 02/01/28 (a)	275,000	281,479
4.75%, 04/01/28 (a)	300,000	304,374
4.15%, 02/15/29 (a)(g)	220,000	219,547
5.30%, 10/01/29 (a)	550,000	568,326
4.35%, 02/01/30 (a)	240,000	239,544
5.00%, 04/01/30 (a)	300,000	307,413
6.20%, 07/15/30 (a)	200,000	214,656
4.50%, 02/15/31 (a)(g)	370,000	369,341
5.30%, 04/01/32 (a)	300,000	309,876
4.75%, 10/06/32 (a)(g)	370,000	368,524
5.75%, 02/01/33 (a)	330,000	349,338
5.40%, 04/15/34 (a)	320,000	330,547
4.85%, 02/01/35 (a)	250,000	246,305
5.50%, 04/01/35 (a)	250,000	258,422
5.10%, 02/15/36 (a)(g)	370,000	368,057
8.10%, 07/15/36 (a)	300,000	365,826
3.38%, 12/15/41 (a)	250,000	191,955
8.35%, 07/15/46 (a)	183,000	238,121
3.45%, 12/15/51 (a)	220,000	154,713
Dell, Inc.
7.10%, 04/15/28	90,000	96,189
6.50%, 04/15/38	160,000	173,720
DXC Technology Co.
2.38%, 09/15/28 (a)	200,000	188,548
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	331,191
5.10%, 06/01/28 (a)	200,000	204,382
3.10%, 05/15/30 (a)	250,000	236,708
2.35%, 09/15/31 (a)	300,000	265,323
Equinix, Inc.
2.90%, 11/18/26 (a)	250,000	246,373
1.80%, 07/15/27 (a)	185,000	177,702
1.55%, 03/15/28 (a)	215,000	202,188
2.00%, 05/15/28 (a)	185,000	175,387
3.20%, 11/18/29 (a)	350,000	335,219

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 07/15/30 (a)	300,000	270,921
2.50%, 05/15/31 (a)	300,000	270,567
3.90%, 04/15/32 (a)	350,000	336,028
3.00%, 07/15/50 (a)	195,000	127,719
2.95%, 09/15/51 (a)	205,000	131,251
3.40%, 02/15/52 (a)	220,000	154,002
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	220,000	216,335
3.45%, 03/01/32 (a)	160,000	147,955
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	250,000	235,723
2.25%, 03/01/31 (a)	340,000	302,518
5.10%, 07/15/32 (a)	225,000	230,778
3.10%, 03/01/41 (a)	265,000	200,091
4.50%, 08/15/46 (a)	125,000	105,158
Fiserv, Inc.
2.25%, 06/01/27 (a)	405,000	393,615
5.45%, 03/02/28 (a)	350,000	359,933
5.38%, 08/21/28 (a)	200,000	206,264
4.20%, 10/01/28 (a)	450,000	450,117
3.50%, 07/01/29 (a)	810,000	787,587
4.75%, 03/15/30 (a)	50,000	50,747
4.55%, 02/15/31 (a)	300,000	301,194
5.35%, 03/15/31 (a)	290,000	301,841
5.60%, 03/02/33 (a)	250,000	262,230
5.63%, 08/21/33 (a)	390,000	409,714
5.45%, 03/15/34 (a)	225,000	232,758
5.15%, 08/12/34 (a)	305,000	308,913
5.25%, 08/11/35 (a)	300,000	303,588
4.40%, 07/01/49 (a)	625,000	516,194
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	108,561
4.88%, 06/15/29 (a)	250,000	252,888
4.88%, 05/12/30 (a)	250,000	252,635
5.25%, 01/15/32 (a)	75,000	76,999
Fortinet, Inc.
2.20%, 03/15/31 (a)	235,000	209,634
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	130,340
Global Payments, Inc.
2.15%, 01/15/27 (a)	350,000	341,183
4.45%, 06/01/28 (a)	175,000	175,352
3.20%, 08/15/29 (a)	400,000	380,076
5.30%, 08/15/29 (a)	250,000	255,842
2.90%, 05/15/30 (a)	275,000	254,639
2.90%, 11/15/31 (a)	200,000	179,308
4.15%, 08/15/49 (a)	370,000	282,739
5.95%, 08/15/52 (a)(c)	220,000	216,489
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	270,000	269,625
4.40%, 09/25/27 (a)	350,000	351,505
5.25%, 07/01/28 (a)	190,000	195,322
4.15%, 09/15/28 (a)	250,000	249,730
4.55%, 10/15/29 (a)	500,000	502,700
4.40%, 10/15/30 (a)	250,000	248,545
5.00%, 10/15/34 (a)	590,000	585,534
6.20%, 10/15/35 (a)	225,000	243,556
6.35%, 10/15/45 (a)	460,000	484,831
5.60%, 10/15/54 (a)	450,000	430,911
HP, Inc.
3.00%, 06/17/27 (a)	300,000	294,408
4.75%, 01/15/28 (a)	285,000	288,830
4.00%, 04/15/29 (a)	395,000	390,461
3.40%, 06/17/30 (a)	200,000	190,918
2.65%, 06/17/31 (a)	280,000	252,599
4.20%, 04/15/32 (a)	230,000	223,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/15/33 (a)	400,000	414,560
6.00%, 09/15/41	375,000	387,814
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	120,000	120,863
4.60%, 02/05/29 (a)	150,000	152,150
4.90%, 02/05/34 (a)	300,000	303,834
5.25%, 02/05/44 (a)	420,000	413,364
5.30%, 02/05/54 (a)	425,000	407,124
Intel Corp.
3.75%, 03/25/27 (a)	320,000	318,285
3.15%, 05/11/27 (a)	340,000	334,720
3.75%, 08/05/27 (a)	345,000	342,433
4.88%, 02/10/28 (a)	555,000	563,586
1.60%, 08/12/28 (a)	310,000	288,979
4.00%, 08/05/29 (a)	265,000	262,257
2.45%, 11/15/29 (a)	630,000	585,087
5.13%, 02/10/30 (a)	290,000	298,471
3.90%, 03/25/30 (a)	470,000	461,145
5.00%, 02/21/31 (a)	175,000	179,662
2.00%, 08/12/31 (a)	420,000	367,370
4.15%, 08/05/32 (a)	375,000	362,295
4.00%, 12/15/32	145,000	138,429
5.20%, 02/10/33 (a)(c)	710,000	726,671
5.15%, 02/21/34 (a)	310,000	314,932
4.60%, 03/25/40 (a)	250,000	227,713
2.80%, 08/12/41 (a)	185,000	129,513
4.80%, 10/01/41	290,000	262,276
4.25%, 12/15/42 (c)	225,000	187,342
5.63%, 02/10/43 (a)	105,000	103,681
4.90%, 07/29/45 (a)	255,000	226,415
4.10%, 05/19/46 (a)	360,000	283,720
4.10%, 05/11/47 (a)	315,000	245,684
3.73%, 12/08/47 (a)	540,000	397,672
3.25%, 11/15/49 (a)	540,000	359,510
4.75%, 03/25/50 (a)	670,000	567,376
3.05%, 08/12/51 (a)	400,000	253,964
4.90%, 08/05/52 (a)	450,000	387,670
5.70%, 02/10/53 (a)	565,000	547,157
5.60%, 02/21/54 (a)	305,000	293,309
3.10%, 02/15/60 (a)	320,000	189,958
4.95%, 03/25/60 (a)	315,000	269,060
3.20%, 08/12/61 (a)	200,000	119,926
5.05%, 08/05/62 (a)	200,000	171,668
5.90%, 02/10/63 (a)	400,000	391,828
International Business Machines Corp.
3.30%, 01/27/27	150,000	148,745
2.20%, 02/09/27 (a)	255,000	249,023
1.70%, 05/15/27 (a)	410,000	395,658
4.15%, 07/27/27 (a)	265,000	266,277
4.50%, 02/06/28 (a)	375,000	378,994
4.65%, 02/10/28 (a)	335,000	339,878
3.50%, 05/15/29	1,065,000	1,043,732
4.80%, 02/10/30 (a)	300,000	307,143
1.95%, 05/15/30 (a)	425,000	385,080
2.72%, 02/09/32 (a)	155,000	140,762
5.00%, 02/10/32 (a)	250,000	257,585
4.40%, 07/27/32 (a)	300,000	300,339
5.88%, 11/29/32	200,000	216,926
5.20%, 02/10/35 (a)	285,000	292,843
4.15%, 05/15/39	550,000	494,103
5.60%, 11/30/39	210,000	220,036
2.85%, 05/15/40 (a)	250,000	189,183
4.00%, 06/20/42	375,000	318,727
4.70%, 02/19/46	215,000	195,214
4.25%, 05/15/49	880,000	728,086
2.95%, 05/15/50 (a)	240,000	157,889
3.43%, 02/09/52 (a)	135,000	95,504
4.90%, 07/27/52 (a)	230,000	209,038

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 02/06/53 (a)	190,000	178,340
5.70%, 02/10/55 (a)	300,000	304,485
7.13%, 12/01/96	100,000	121,339
Intuit, Inc.
1.35%, 07/15/27 (a)	240,000	229,687
1.65%, 07/15/30 (a)	310,000	276,898
5.20%, 09/15/33 (a)	400,000	418,520
5.50%, 09/15/53 (a)	365,000	368,139
Jabil, Inc.
4.25%, 05/15/27 (a)	180,000	180,072
3.95%, 01/12/28 (a)	180,000	178,839
5.45%, 02/01/29 (a)	120,000	123,895
3.60%, 01/15/30 (a)	180,000	173,704
3.00%, 01/15/31 (a)	175,000	161,380
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	165,000	161,200
2.00%, 12/10/30 (a)	150,000	131,891
5.95%, 03/15/41	110,000	110,790
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	250,000	251,328
3.00%, 10/30/29 (a)	175,000	166,448
5.35%, 07/30/30 (a)	260,000	270,551
KLA Corp.
4.10%, 03/15/29 (a)	204,000	204,451
4.65%, 07/15/32 (a)	300,000	304,599
4.70%, 02/01/34 (a)	190,000	191,923
5.00%, 03/15/49 (a)	125,000	118,400
3.30%, 03/01/50 (a)	265,000	189,846
4.95%, 07/15/52 (a)	430,000	402,583
5.25%, 07/15/62 (a)	265,000	255,812
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	195,382
2.70%, 10/15/28 (a)	150,000	143,028
3.15%, 10/15/31 (a)	200,000	182,220
6.35%, 02/20/34 (a)	150,000	160,415
4.10%, 10/15/41 (a)	100,000	80,981
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	309,842
1.90%, 06/15/30 (a)	250,000	225,963
4.88%, 03/15/49 (a)	270,000	252,707
2.88%, 06/15/50 (a)	225,000	149,742
3.13%, 06/15/60 (a)	125,000	80,299
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	383,826
2.30%, 02/15/31 (a)	400,000	357,056
5.40%, 03/15/32 (a)	100,000	103,935
5.75%, 03/15/33 (a)	165,000	174,415
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	305,000	292,187
4.88%, 06/22/28 (a)	199,000	202,132
5.75%, 02/15/29 (a)	90,000	93,911
4.75%, 07/15/30 (a)	155,000	157,074
2.95%, 04/15/31 (a)	150,000	138,456
5.95%, 09/15/33 (a)	130,000	139,571
5.45%, 07/15/35 (a)	225,000	232,290
Mastercard, Inc.
2.95%, 11/21/26 (a)	225,000	222,694
3.30%, 03/26/27 (a)	300,000	297,753
4.10%, 01/15/28 (a)	200,000	201,130
3.50%, 02/26/28 (a)	180,000	178,655
4.88%, 03/09/28 (a)	210,000	214,914
4.55%, 03/15/28 (a)	125,000	127,035
2.95%, 06/01/29 (a)	320,000	309,315
3.35%, 03/26/30 (a)	400,000	389,688
1.90%, 03/15/31 (a)	165,000	147,175
2.00%, 11/18/31 (a)	320,000	282,752
4.35%, 01/15/32 (a)	320,000	321,552
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/15/32 (a)	150,000	155,571
4.85%, 03/09/33 (a)	150,000	154,209
4.88%, 05/09/34 (a)	200,000	204,888
4.55%, 01/15/35 (a)	350,000	349,412
3.80%, 11/21/46 (a)	200,000	162,524
3.95%, 02/26/48 (a)	150,000	123,861
3.65%, 06/01/49 (a)	295,000	229,935
3.85%, 03/26/50 (a)	450,000	360,895
2.95%, 03/15/51 (a)	250,000	167,673
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	304,461
5.05%, 03/15/29 (a)	255,000	260,740
5.05%, 02/15/30 (a)	300,000	306,732
Micron Technology, Inc.
5.38%, 04/15/28 (a)	150,000	154,725
5.33%, 02/06/29 (a)	200,000	206,096
6.75%, 11/01/29 (a)	350,000	380,502
4.66%, 02/15/30 (a)	250,000	252,438
5.30%, 01/15/31 (a)	300,000	310,485
2.70%, 04/15/32 (a)	450,000	400,558
5.88%, 02/09/33 (a)	200,000	212,634
5.88%, 09/15/33 (a)	265,000	281,851
5.80%, 01/15/35 (a)	200,000	210,312
6.05%, 11/01/35 (a)	405,000	433,010
3.37%, 11/01/41 (a)	200,000	154,768
3.48%, 11/01/51 (a)	215,000	153,734
Microsoft Corp.
3.30%, 02/06/27 (a)	1,200,000	1,193,076
3.40%, 06/15/27 (a)	185,000	184,312
1.35%, 09/15/30 (a)	180,000	159,620
3.50%, 02/12/35 (a)	525,000	496,393
4.20%, 11/03/35 (a)	200,000	200,468
3.45%, 08/08/36 (a)	620,000	566,792
4.10%, 02/06/37 (a)	310,000	301,577
5.20%, 06/01/39	105,000	111,576
5.30%, 02/08/41	150,000	159,008
3.50%, 11/15/42	130,000	107,709
4.45%, 11/03/45 (a)	235,000	221,551
3.70%, 08/08/46 (a)	520,000	428,314
4.25%, 02/06/47 (a)	410,000	373,211
4.50%, 06/15/47 (a)	183,000	169,070
2.53%, 06/01/50 (a)	1,885,000	1,194,185
2.50%, 09/15/50 (a)	460,000	288,774
2.92%, 03/17/52 (a)	1,809,000	1,231,368
4.00%, 02/12/55 (a)	185,000	153,485
3.95%, 08/08/56 (a)	130,000	105,459
4.50%, 02/06/57 (a)	250,000	230,300
2.68%, 06/01/60 (a)	1,100,000	658,779
3.04%, 03/17/62 (a)	591,000	385,367
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,393
4.25%, 02/01/29 (a)	120,000	120,535
2.00%, 08/19/31 (a)	210,000	184,695
5.00%, 08/05/34 (a)	150,000	153,228
2.75%, 08/19/41 (a)	195,000	141,079
5.25%, 07/15/44	175,000	171,845
4.88%, 12/17/48 (a)	150,000	137,604
3.25%, 05/20/50 (a)	100,000	69,374
3.75%, 02/25/52 (a)	185,000	141,122
3.10%, 11/29/61 (a)	190,000	121,720
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	277,984
5.00%, 04/15/29 (a)	50,000	51,218
4.60%, 05/23/29 (a)	200,000	202,300
4.85%, 08/15/30 (a)	170,000	173,284
2.30%, 11/15/30 (a)	275,000	248,619
2.75%, 05/24/31 (a)	345,000	315,054
5.60%, 06/01/32 (a)	180,000	189,628

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 08/15/32 (a)	150,000	154,688
5.40%, 04/15/34 (a)	215,000	222,863
5.55%, 08/15/35 (a)	260,000	270,964
5.50%, 09/01/44	100,000	99,894
MSCI, Inc.
5.25%, 09/01/35 (a)	370,000	373,249
NetApp, Inc.
2.38%, 06/22/27 (a)	195,000	189,259
2.70%, 06/22/30 (a)	250,000	231,480
5.70%, 03/17/35 (a)	200,000	209,130
Nokia OYJ
4.38%, 06/12/27	165,000	164,766
6.63%, 05/15/39	150,000	157,935
NVIDIA Corp.
1.55%, 06/15/28 (a)	365,000	344,447
2.85%, 04/01/30 (a)	400,000	382,468
2.00%, 06/15/31 (a)	330,000	296,703
3.50%, 04/01/40 (a)	350,000	299,894
3.50%, 04/01/50 (a)	600,000	461,088
3.70%, 04/01/60 (a)	175,000	132,734
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	134,683
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	165,000	162,472
4.40%, 06/01/27 (a)	170,000	170,559
4.30%, 08/19/28 (a)	170,000	170,311
4.30%, 06/18/29 (a)	320,000	319,754
3.40%, 05/01/30 (a)	275,000	263,788
2.50%, 05/11/31 (a)	315,000	283,037
2.65%, 02/15/32 (a)	300,000	267,024
4.85%, 08/19/32 (a)	90,000	90,239
5.00%, 01/15/33 (a)	255,000	258,430
5.25%, 08/19/35 (a)	210,000	212,237
3.25%, 05/11/41 (a)	300,000	228,729
3.13%, 02/15/42 (a)	95,000	70,274
3.25%, 11/30/51 (a)	150,000	100,769
Oracle Corp.
2.80%, 04/01/27 (a)	735,000	721,020
3.25%, 11/15/27 (a)	800,000	786,208
2.30%, 03/25/28 (a)	635,000	607,174
4.50%, 05/06/28 (a)	250,000	251,888
4.80%, 08/03/28 (a)	415,000	422,080
4.20%, 09/27/29 (a)	400,000	399,272
6.15%, 11/09/29 (a)	350,000	373,355
2.95%, 04/01/30 (a)	950,000	895,365
4.65%, 05/06/30 (a)	200,000	202,798
3.25%, 05/15/30 (a)	150,000	142,946
4.45%, 09/26/30 (a)	890,000	889,973
2.88%, 03/25/31 (a)	945,000	868,521
5.25%, 02/03/32 (a)	400,000	412,484
4.80%, 09/26/32 (a)	890,000	891,593
6.25%, 11/09/32 (a)	650,000	706,654
4.90%, 02/06/33 (a)	465,000	469,706
4.30%, 07/08/34 (a)	545,000	521,243
4.70%, 09/27/34 (a)	500,000	488,615
3.90%, 05/15/35 (a)	445,000	405,422
5.50%, 08/03/35 (a)	500,000	514,680
5.20%, 09/26/35 (a)	1,190,000	1,196,688
3.85%, 07/15/36 (a)	355,000	316,309
3.80%, 11/15/37 (a)	535,000	462,609
6.50%, 04/15/38	410,000	450,061
6.13%, 07/08/39	430,000	455,331
3.60%, 04/01/40 (a)	775,000	622,728
5.38%, 07/15/40	600,000	589,272
3.65%, 03/25/41 (a)	650,000	519,948
4.50%, 07/08/44 (a)	330,000	282,493
4.13%, 05/15/45 (a)	590,000	474,867
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 09/26/45 (a)	740,000	743,093
4.00%, 07/15/46 (a)	920,000	717,168
4.00%, 11/15/47 (a)	660,000	511,777
3.60%, 04/01/50 (a)	1,320,000	930,455
3.95%, 03/25/51 (a)	1,045,000	778,191
6.90%, 11/09/52 (a)	735,000	820,186
5.55%, 02/06/53 (a)	660,000	624,076
5.38%, 09/27/54 (a)	510,000	469,139
4.38%, 05/15/55 (a)	375,000	294,097
6.00%, 08/03/55 (a)	525,000	527,494
5.95%, 09/26/55 (a)	1,030,000	1,027,579
3.85%, 04/01/60 (a)	920,000	632,905
4.10%, 03/25/61 (a)	415,000	299,115
5.50%, 09/27/64 (a)	465,000	426,140
6.13%, 08/03/65 (a)	140,000	140,813
6.10%, 09/26/65 (a)	590,000	589,917
Paychex, Inc.
5.10%, 04/15/30 (a)	400,000	411,832
5.35%, 04/15/32 (a)	400,000	415,172
5.60%, 04/15/35 (a)	400,000	418,976
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	395,128
3.90%, 06/01/27 (a)	150,000	150,014
2.85%, 10/01/29 (a)	425,000	405,378
2.30%, 06/01/30 (a)	300,000	276,360
4.40%, 06/01/32 (a)	430,000	430,486
5.15%, 06/01/34 (a)	205,000	211,396
5.10%, 04/01/35 (a)	150,000	153,516
3.25%, 06/01/50 (a)	305,000	214,589
5.05%, 06/01/52 (a)	310,000	291,471
5.50%, 06/01/54 (a)	60,000	60,260
5.25%, 06/01/62 (a)	145,000	138,273
Qorvo, Inc.
4.38%, 10/15/29 (a)	310,000	304,153
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	545,352
1.30%, 05/20/28 (a)	354,000	331,825
2.15%, 05/20/30 (a)	450,000	413,442
4.50%, 05/20/30 (a)	210,000	213,423
1.65%, 05/20/32 (a)	480,000	406,579
4.25%, 05/20/32 (a)	260,000	260,203
5.40%, 05/20/33 (a)	65,000	69,126
4.65%, 05/20/35 (a)	300,000	301,743
4.80%, 05/20/45 (a)	450,000	422,181
4.30%, 05/20/47 (a)	455,000	390,822
3.25%, 05/20/50 (a)	260,000	184,265
4.50%, 05/20/52 (a)	300,000	260,817
6.00%, 05/20/53 (a)	425,000	457,470
RELX Capital, Inc.
4.00%, 03/18/29 (a)	285,000	283,601
3.00%, 05/22/30 (a)	200,000	189,518
4.75%, 05/20/32 (a)	150,000	152,837
5.25%, 03/27/35 (a)	300,000	310,068
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	235,000	234,142
1.40%, 09/15/27 (a)	195,000	185,447
4.20%, 09/15/28 (a)	250,000	250,625
4.25%, 09/15/28 (a)	150,000	150,716
2.95%, 09/15/29 (a)	220,000	209,730
4.50%, 10/15/29 (a)	45,000	45,429
2.00%, 06/30/30 (a)	100,000	89,980
4.45%, 09/15/30 (a)	150,000	150,719
1.75%, 02/15/31 (a)	315,000	274,658
4.75%, 02/15/32 (a)	150,000	151,775
4.90%, 10/15/34 (a)	300,000	300,546
5.10%, 09/15/35 (a)	290,000	292,453

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
2.95%, 01/22/27 (a)	245,000	241,786
2.45%, 03/01/27 (a)	255,000	249,834
4.75%, 08/01/28 (a)	260,000	265,057
2.70%, 03/01/29 (a)	350,000	334,505
4.25%, 05/01/29 (a)	240,000	241,157
1.25%, 08/15/30 (a)	250,000	217,928
2.90%, 03/01/32 (a)	490,000	449,193
5.25%, 09/15/33 (a)	265,000	277,601
3.25%, 12/01/49 (a)	180,000	129,470
3.70%, 03/01/52 (a)	295,000	227,746
2.30%, 08/15/60 (a)	200,000	104,542
3.90%, 03/01/62 (a)	150,000	115,319
Salesforce, Inc.
3.70%, 04/11/28 (a)	480,000	478,517
1.50%, 07/15/28 (a)	330,000	310,091
1.95%, 07/15/31 (a)	450,000	399,883
2.70%, 07/15/41 (a)	390,000	287,379
2.90%, 07/15/51 (a)	585,000	384,602
3.05%, 07/15/61 (a)	425,000	268,179
ServiceNow, Inc.
1.40%, 09/01/30 (a)	530,000	464,200
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	215,000	194,880
Synopsys, Inc.
4.55%, 04/01/27	275,000	276,831
4.65%, 04/01/28 (a)	275,000	278,077
4.85%, 04/01/30 (a)	600,000	611,490
5.00%, 04/01/32 (a)	450,000	460,246
5.15%, 04/01/35 (a)	770,000	783,506
5.70%, 04/01/55 (a)	500,000	504,965
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	175,000	166,213
6.10%, 04/12/34 (a)	215,000	228,547
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	235,000	215,683
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	235,000	210,696
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	310,000	304,594
4.60%, 02/15/28 (a)	150,000	152,675
4.60%, 02/08/29 (a)	200,000	204,272
2.25%, 09/04/29 (a)	350,000	328,062
1.75%, 05/04/30 (a)	350,000	316,291
3.65%, 08/16/32 (a)	280,000	269,167
4.90%, 03/14/33 (a)	355,000	366,250
3.88%, 03/15/39 (a)	190,000	169,801
4.15%, 05/15/48 (a)	470,000	394,194
2.70%, 09/15/51 (a)	125,000	78,384
4.10%, 08/16/52 (a)	190,000	154,428
5.00%, 03/14/53 (a)	285,000	268,638
5.15%, 02/08/54 (a)	225,000	217,505
5.05%, 05/18/63 (a)	400,000	371,776
TR Finance LLC
5.50%, 08/15/35	100,000	103,886
5.85%, 04/15/40	125,000	130,173
5.65%, 11/23/43 (a)	120,000	120,839
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	178,231
6.10%, 03/15/33 (a)	250,000	268,975
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	265,000	258,542
3.88%, 04/22/27 (a)	375,000	373,950
4.13%, 04/22/29 (a)	220,000	220,471
2.50%, 10/25/31 (a)	350,000	317,950
4.25%, 04/22/32 (a)	335,000	336,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 10/25/41 (a)	200,000	162,946
3.25%, 10/25/51 (a)	295,000	226,787
4.50%, 04/22/52 (a)	380,000	361,388
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	150,000	147,773
4.50%, 02/09/31 (a)	170,000	172,169
2.50%, 02/04/32 (a)	225,000	201,560
5.00%, 05/09/35 (a)	115,000	116,659
7.13%, 10/01/37	160,000	189,467
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	180,014
2.70%, 06/15/31 (a)	245,000	221,181
5.25%, 06/01/32 (a)	130,000	133,641
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	274,651
4.50%, 08/15/30 (a)	220,000	220,818
5.25%, 06/05/34 (a)	155,000	159,900
5.25%, 03/15/35 (a)	200,000	203,890
5.13%, 02/15/36 (a)	220,000	222,202
5.50%, 06/15/45 (a)	100,000	99,207
3.63%, 05/15/50 (a)	225,000	168,129
Visa, Inc.
1.90%, 04/15/27 (a)	400,000	388,868
0.75%, 08/15/27 (a)	215,000	203,693
2.75%, 09/15/27 (a)	235,000	230,674
2.05%, 04/15/30 (a)	460,000	423,412
1.10%, 02/15/31 (a)	330,000	284,562
4.15%, 12/14/35 (a)	510,000	492,466
2.70%, 04/15/40 (a)	260,000	199,371
4.30%, 12/14/45 (a)	925,000	817,626
3.65%, 09/15/47 (a)	310,000	245,356
2.00%, 08/15/50 (a)	425,000	236,479
VMware LLC
4.65%, 05/15/27 (a)	50,000	50,343
3.90%, 08/21/27 (a)	350,000	348,834
1.80%, 08/15/28 (a)	265,000	248,546
4.70%, 05/15/30 (a)	200,000	202,606
2.20%, 08/15/31 (a)	510,000	449,774
Western Digital Corp.
2.85%, 02/01/29 (a)	230,000	216,632
3.10%, 02/01/32 (a)	150,000	135,806
Western Union Co.
2.75%, 03/15/31 (a)	145,000	129,101
6.20%, 11/17/36 (c)	200,000	208,974
Workday, Inc.
3.50%, 04/01/27 (a)	320,000	317,280
3.70%, 04/01/29 (a)	225,000	221,686
3.80%, 04/01/32 (a)	300,000	286,692
Xilinx, Inc.
2.38%, 06/01/30 (a)	270,000	249,839
		207,059,566
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	180,413	163,624
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	101,336	100,432
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	182,325	178,791
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29 (c)	79,738	78,158
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	140,124	137,078
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	154,785	149,772

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	65,812	63,316
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	70,950	69,049
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	93,172	89,757
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	126,282	117,834
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	200,000	198,034
6.20%, 08/15/36	100,000	111,702
6.15%, 05/01/37	105,000	116,892
5.75%, 05/01/40 (a)	165,000	174,849
5.05%, 03/01/41 (a)	200,000	197,176
5.40%, 06/01/41 (a)	250,000	255,540
4.95%, 09/15/41 (a)	115,000	111,180
4.40%, 03/15/42 (a)	265,000	239,645
4.38%, 09/01/42 (a)	230,000	206,386
5.15%, 09/01/43 (a)	200,000	197,024
4.90%, 04/01/44 (a)	150,000	143,237
4.55%, 09/01/44 (a)	235,000	212,125
4.15%, 04/01/45 (a)	155,000	132,353
4.70%, 09/01/45 (a)	250,000	229,952
3.90%, 08/01/46 (a)	375,000	305,389
4.13%, 06/15/47 (a)	250,000	210,165
4.15%, 12/15/48 (a)	330,000	275,679
3.55%, 02/15/50 (a)	305,000	228,890
3.05%, 02/15/51 (a)	155,000	105,152
3.30%, 09/15/51 (a)	350,000	247,758
2.88%, 06/15/52 (a)	180,000	115,636
4.45%, 01/15/53 (a)	305,000	262,178
5.20%, 04/15/54 (a)	490,000	471,057
5.50%, 03/15/55 (a)	230,000	231,244
5.80%, 03/15/56 (a)	315,000	330,073
Canadian National Railway Co.
6.90%, 07/15/28	265,000	285,349
3.85%, 08/05/32 (a)	300,000	288,882
4.38%, 09/18/34 (a)	200,000	195,728
6.38%, 11/15/37	100,000	112,411
3.20%, 08/02/46 (a)	250,000	182,397
3.65%, 02/03/48 (a)	235,000	182,506
4.45%, 01/20/49 (a)	205,000	179,721
2.45%, 05/01/50 (a)	200,000	120,412
4.40%, 08/05/52 (a)	250,000	215,255
6.13%, 11/01/53 (a)	125,000	137,781
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	295,000	287,312
4.00%, 06/01/28 (a)	150,000	149,775
2.88%, 11/15/29 (a)	150,000	142,461
2.05%, 03/05/30 (a)	245,000	223,599
7.13%, 10/15/31	95,000	108,119
2.45%, 12/02/31 (a)	400,000	356,424
5.20%, 03/30/35 (a)	15,000	15,464
4.80%, 09/15/35 (a)	145,000	143,840
5.95%, 05/15/37	155,000	166,713
3.00%, 12/02/41 (a)	345,000	258,557
4.30%, 05/15/43 (a)	125,000	108,780
4.80%, 08/01/45 (a)	160,000	147,781
4.95%, 08/15/45 (a)	160,000	150,210
4.70%, 05/01/48 (a)	150,000	134,357
3.50%, 05/01/50 (a)	125,000	91,813
3.10%, 12/02/51 (a)	610,000	412,964
4.20%, 11/15/69 (a)	125,000	96,340
6.13%, 09/15/15 (a)	309,000	320,510
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	185,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
2.60%, 11/01/26 (a)	200,000	196,970
3.25%, 06/01/27 (a)	313,000	309,288
3.80%, 03/01/28 (a)	300,000	298,803
4.25%, 03/15/29 (a)	150,000	150,700
2.40%, 02/15/30 (a)	225,000	209,630
4.10%, 11/15/32 (a)	180,000	176,945
5.20%, 11/15/33 (a)	100,000	104,534
6.00%, 10/01/36	200,000	217,522
6.15%, 05/01/37	250,000	276,565
6.22%, 04/30/40	250,000	276,632
5.50%, 04/15/41 (a)	180,000	185,060
4.75%, 05/30/42 (a)	50,000	46,968
4.40%, 03/01/43 (a)	180,000	160,562
4.10%, 03/15/44 (a)	250,000	212,367
3.80%, 11/01/46 (a)	260,000	207,236
4.30%, 03/01/48 (a)	130,000	110,513
4.75%, 11/15/48 (a)	220,000	199,423
4.50%, 03/15/49 (a)	200,000	173,996
3.35%, 09/15/49 (a)	260,000	186,763
3.80%, 04/15/50 (a)	150,000	116,588
3.95%, 05/01/50 (a)	150,000	119,675
2.50%, 05/15/51 (a)	250,000	149,267
4.50%, 11/15/52 (a)	345,000	298,366
4.50%, 08/01/54 (a)	205,000	175,480
4.25%, 11/01/66 (a)	200,000	157,830
4.65%, 03/01/68 (a)	125,000	105,954
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	196,289	188,500
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	145,000	145,210
4.95%, 07/10/28 (a)	290,000	293,576
3.75%, 10/28/29 (a)	200,000	194,402
5.25%, 07/10/30 (a)	290,000	296,102
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	205,138	178,401
FedEx Corp.
3.40%, 02/15/28 (a)(d)	160,000	157,206
3.10%, 08/05/29 (a)	120,000	114,929
3.10%, 08/05/29 (a)(d)	225,000	215,419
4.25%, 05/15/30 (a)	110,000	110,239
4.25%, 05/15/30 (a)(d)	100,000	99,702
2.40%, 05/15/31 (a)	100,000	89,916
2.40%, 05/15/31 (a)(d)	230,000	205,523
4.90%, 01/15/34 (d)	112,000	110,845
3.90%, 02/01/35 (d)	155,000	141,112
3.25%, 05/15/41 (a)(d)	100,000	74,830
3.88%, 08/01/42 (d)	100,000	78,760
5.10%, 01/15/44 (d)	175,000	159,486
4.10%, 02/01/45 (d)	187,000	148,409
4.75%, 11/15/45 (a)	110,000	94,498
4.75%, 11/15/45 (a)(d)	265,000	230,563
4.55%, 04/01/46 (a)(d)	325,000	274,248
4.40%, 01/15/47 (a)(d)	215,000	176,330
4.05%, 02/15/48 (a)(d)	275,000	210,312
4.95%, 10/17/48 (a)(d)	255,000	221,587
5.25%, 05/15/50 (a)(c)(d)	300,000	275,379
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	50,000	44,593
6.50%, 05/06/34 (a)	215,000	231,273
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	200,000	204,222
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	189,707	167,965
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	165,800	156,393

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	149,632
Norfolk Southern Corp.
7.80%, 05/15/27	140,000	148,341
3.15%, 06/01/27 (a)	100,000	98,625
3.80%, 08/01/28 (a)	200,000	199,108
2.55%, 11/01/29 (a)	200,000	188,308
5.05%, 08/01/30 (a)	170,000	176,329
2.30%, 05/15/31 (a)	200,000	180,956
3.00%, 03/15/32 (a)	235,000	216,773
4.45%, 03/01/33 (a)	100,000	99,595
4.84%, 10/01/41	230,000	219,183
3.95%, 10/01/42 (a)	100,000	84,581
4.45%, 06/15/45 (a)	210,000	184,924
4.65%, 01/15/46 (a)	170,000	153,768
3.94%, 11/01/47 (a)	260,000	210,413
4.15%, 02/28/48 (a)	275,000	227,529
4.10%, 05/15/49 (a)	100,000	81,548
3.40%, 11/01/49 (a)	150,000	108,384
3.05%, 05/15/50 (a)	300,000	203,454
2.90%, 08/25/51 (a)	90,000	58,579
4.05%, 08/15/52 (a)	265,000	212,254
3.70%, 03/15/53 (a)	150,000	112,337
4.55%, 06/01/53 (a)	305,000	264,984
5.35%, 08/01/54 (a)(c)	150,000	147,809
3.16%, 05/15/55 (a)	260,000	172,281
5.95%, 03/15/64 (a)	90,000	95,369
5.10%, 08/01/18 (a)	210,000	184,162
4.10%, 05/15/21 (a)	195,000	138,748
Ryder System, Inc.
2.90%, 12/01/26 (a)	150,000	147,871
2.85%, 03/01/27 (a)	235,000	230,887
5.30%, 03/15/27 (a)	50,000	50,789
4.30%, 06/15/27 (a)	50,000	50,120
5.65%, 03/01/28 (a)	150,000	155,418
5.25%, 06/01/28 (a)	255,000	261,974
6.30%, 12/01/28 (a)	100,000	106,306
5.38%, 03/15/29 (a)	35,000	36,276
4.95%, 09/01/29 (a)	50,000	51,184
5.00%, 03/15/30 (a)	100,000	102,526
6.60%, 12/01/33 (a)	200,000	224,168
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	98,646
5.13%, 06/15/27 (a)	475,000	480,966
3.45%, 11/16/27 (a)	125,000	122,984
2.63%, 02/10/30 (a)	140,000	129,174
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	205,000	183,227
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	170,968
3.00%, 04/15/27 (a)	75,000	73,985
3.95%, 09/10/28 (a)	300,000	300,543
6.63%, 02/01/29	190,000	204,848
3.70%, 03/01/29 (a)	310,000	306,692
2.40%, 02/05/30 (a)	310,000	289,075
2.38%, 05/20/31 (a)	300,000	273,438
2.80%, 02/14/32 (a)	400,000	366,428
4.50%, 01/20/33 (a)	50,000	50,311
3.38%, 02/01/35 (a)	220,000	199,311
2.89%, 04/06/36 (a)	250,000	210,612
3.60%, 09/15/37 (a)	200,000	177,560
3.55%, 08/15/39 (a)	165,000	140,526
3.20%, 05/20/41 (a)	350,000	274,809
3.38%, 02/14/42 (a)	100,000	79,343
4.05%, 11/15/45 (a)	120,000	99,929
4.05%, 03/01/46 (a)	175,000	144,863
3.35%, 08/15/46 (a)	155,000	114,624
4.00%, 04/15/47 (a)	200,000	163,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/10/48 (a)	130,000	113,313
4.30%, 03/01/49 (a)	275,000	232,004
3.25%, 02/05/50 (a)	615,000	434,098
3.80%, 10/01/51 (a)	200,000	154,416
2.95%, 03/10/52 (a)	110,000	71,806
3.50%, 02/14/53 (a)	435,000	314,688
5.60%, 12/01/54 (a)	300,000	305,325
3.88%, 02/01/55 (a)	170,000	130,949
3.95%, 08/15/59 (a)	200,000	152,072
3.84%, 03/20/60 (a)	580,000	430,099
3.55%, 05/20/61 (a)	270,000	186,648
2.97%, 09/16/62 (a)	350,000	210,217
5.15%, 01/20/63 (a)	20,000	18,773
4.10%, 09/15/67 (a)	225,000	171,598
3.75%, 02/05/70 (a)	265,000	185,102
3.80%, 04/06/71 (a)	300,000	212,172
3.85%, 02/14/72 (a)	165,000	117,332
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	153,137	148,080
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	174,614	166,673
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	136,625	131,368
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	130,064	126,519
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	219,498	200,503
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	298,709	305,858
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	391,848	404,618
United Airlines Pass-Through Trust
5.45%, 08/15/38	260,691	267,568
5.88%, 08/15/38	48,276	49,245
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	230,000	226,279
3.05%, 11/15/27 (a)	300,000	295,257
3.40%, 03/15/29 (a)	125,000	122,791
2.50%, 09/01/29 (a)	275,000	259,372
4.45%, 04/01/30 (a)	325,000	330,704
4.88%, 03/03/33 (a)	240,000	247,003
5.15%, 05/22/34 (a)	250,000	259,902
5.25%, 05/14/35 (a)	300,000	310,614
6.20%, 01/15/38	400,000	441,596
5.20%, 04/01/40 (a)	230,000	230,888
4.88%, 11/15/40 (a)	160,000	154,832
3.63%, 10/01/42	110,000	88,352
3.40%, 11/15/46 (a)	235,000	175,411
3.75%, 11/15/47 (a)	360,000	281,128
4.25%, 03/15/49 (a)	210,000	175,027
3.40%, 09/01/49 (a)	300,000	215,376
5.30%, 04/01/50 (a)	355,000	344,492
5.05%, 03/03/53 (a)	310,000	287,150
5.50%, 05/22/54 (a)	310,000	307,129
5.95%, 05/14/55 (a)	350,000	366,103
5.60%, 05/22/64 (a)	155,000	152,980
6.05%, 05/14/65 (a)	250,000	261,915
		43,138,254
		1,212,056,262

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	104,297
5.45%, 05/15/29 (a)	150,000	155,688

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 07/01/30 (a)	200,000	180,386
4.70%, 05/15/32 (a)	275,000	275,322
5.70%, 05/15/34 (a)	100,000	104,123
3.80%, 10/01/47 (a)	160,000	120,214
4.15%, 05/01/49 (a)	100,000	78,317
3.45%, 01/15/50 (a)	125,000	87,158
3.45%, 05/15/51 (a)	100,000	68,938
5.25%, 05/15/52 (a)	175,000	161,982
5.85%, 10/15/55 (a)	220,000	219,705
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	98,921
5.15%, 04/01/34 (a)	135,000	137,907
3.75%, 12/01/47 (a)	140,000	108,837
4.25%, 09/15/48 (a)	100,000	83,600
3.80%, 06/15/49 (a)	150,000	115,784
3.15%, 09/15/49 (a)	125,000	85,898
3.65%, 04/01/50 (a)	225,000	169,947
4.50%, 06/15/52 (a)	100,000	86,491
5.40%, 03/15/53 (a)	200,000	198,500
AES Corp.
5.45%, 06/01/28 (a)	250,000	256,137
2.45%, 01/15/31 (a)	285,000	255,360
5.80%, 03/15/32 (a)	225,000	232,810
Alabama Power Co.
3.75%, 09/01/27 (a)	160,000	159,810
1.45%, 09/15/30 (a)	190,000	166,558
4.30%, 03/15/31 (a)	150,000	149,943
3.05%, 03/15/32 (a)	210,000	194,034
3.94%, 09/01/32 (a)	175,000	169,932
5.10%, 04/02/35 (a)	150,000	153,378
6.00%, 03/01/39	150,000	162,313
3.85%, 12/01/42	150,000	123,909
4.15%, 08/15/44 (a)	150,000	127,850
3.75%, 03/01/45 (a)	175,000	140,163
3.70%, 12/01/47 (a)	200,000	155,542
4.30%, 07/15/48 (a)	150,000	128,078
3.45%, 10/01/49 (a)	200,000	146,548
3.13%, 07/15/51 (a)	255,000	173,879
3.00%, 03/15/52 (a)	170,000	112,875
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	210,000	210,409
Ameren Corp.
5.70%, 12/01/26 (a)	200,000	203,170
1.95%, 03/15/27 (a)	100,000	96,999
5.00%, 01/15/29 (a)	200,000	204,676
3.50%, 01/15/31 (a)	300,000	286,731
5.38%, 03/15/35 (a)	200,000	205,452
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	89,699
3.85%, 09/01/32 (a)	210,000	201,925
4.95%, 06/01/33 (a)	180,000	184,784
4.15%, 03/15/46 (a)	175,000	147,863
3.70%, 12/01/47 (a)	175,000	137,207
4.50%, 03/15/49 (a)	175,000	152,399
3.25%, 03/15/50 (a)	140,000	98,458
2.90%, 06/15/51 (a)	200,000	129,888
5.90%, 12/01/52 (a)	140,000	147,314
5.55%, 07/01/54 (a)	100,000	101,466
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	257,992
3.20%, 11/13/27 (a)	75,000	73,604
4.30%, 12/01/28 (a)	200,000	200,934
5.20%, 01/15/29 (a)	200,000	206,288
2.30%, 03/01/30 (a)	250,000	228,922
5.95%, 11/01/32 (a)	260,000	279,209
5.63%, 03/01/33 (a)	210,000	220,998
3.25%, 03/01/50 (a)	150,000	100,737
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 12/15/54 (a)(b)	35,000	36,679
5.80%, 03/15/56 (a)(b)	320,000	319,062
6.05%, 03/15/56 (a)(b)	270,000	270,675
3.88%, 02/15/62 (a)(b)	325,000	315,068
Appalachian Power Co.
3.30%, 06/01/27 (a)	200,000	197,250
2.70%, 04/01/31 (a)	100,000	91,160
4.50%, 08/01/32 (a)	160,000	158,517
7.00%, 04/01/38	170,000	192,923
4.40%, 05/15/44 (a)	95,000	80,759
4.45%, 06/01/45 (a)	150,000	127,314
4.50%, 03/01/49 (a)	120,000	100,546
3.70%, 05/01/50 (a)	195,000	142,350
Arizona Public Service Co.
2.95%, 09/15/27 (a)	95,000	93,211
2.60%, 08/15/29 (a)	100,000	93,999
2.20%, 12/15/31 (a)	250,000	218,842
5.55%, 08/01/33 (a)	200,000	209,436
5.70%, 08/15/34 (a)	105,000	110,110
5.05%, 09/01/41 (a)	190,000	180,266
4.50%, 04/01/42 (a)	70,000	61,926
4.35%, 11/15/45 (a)	200,000	169,176
4.20%, 08/15/48 (a)	100,000	82,087
4.25%, 03/01/49 (a)	150,000	122,903
3.50%, 12/01/49 (a)	145,000	104,136
3.35%, 05/15/50 (a)	190,000	134,058
2.65%, 09/15/50 (a)	175,000	108,973
5.90%, 08/15/55 (a)	210,000	215,575
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	215,000	214,809
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	191,578
Avista Corp.
4.35%, 06/01/48 (a)	150,000	126,327
4.00%, 04/01/52 (a)	160,000	124,960
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	275,000	246,631
5.30%, 06/01/34 (a)	125,000	130,053
6.35%, 10/01/36	125,000	139,606
3.50%, 08/15/46 (a)	215,000	162,714
3.75%, 08/15/47 (a)	175,000	136,465
4.25%, 09/15/48 (a)	215,000	180,009
3.20%, 09/15/49 (a)	185,000	128,323
2.90%, 06/15/50 (a)	130,000	84,886
4.55%, 06/01/52 (a)	175,000	151,809
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	310,000	304,522
3.70%, 07/15/30 (a)	205,000	200,941
1.65%, 05/15/31 (a)	175,000	151,711
6.13%, 04/01/36	520,000	566,020
5.95%, 05/15/37	150,000	162,276
5.15%, 11/15/43 (a)	260,000	252,899
4.50%, 02/01/45 (a)	250,000	221,317
3.80%, 07/15/48 (a)	220,000	170,221
4.45%, 01/15/49 (a)	300,000	256,617
4.25%, 10/15/50 (a)	200,000	163,920
2.85%, 05/15/51 (a)	455,000	289,339
4.60%, 05/01/53 (a)	310,000	267,304
Black Hills Corp.
3.15%, 01/15/27 (a)	220,000	217,186
5.95%, 03/15/28 (a)	40,000	41,562
3.05%, 10/15/29 (a)	210,000	199,708
2.50%, 06/15/30 (a)	200,000	184,202
4.35%, 05/01/33 (a)	100,000	96,545
6.15%, 05/15/34 (a)	150,000	160,401
4.20%, 09/15/46 (a)	115,000	92,963
3.88%, 10/15/49 (a)	140,000	105,225

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	40,000	39,478
5.20%, 10/01/28 (a)	200,000	206,412
3.00%, 03/01/32 (a)	215,000	196,766
4.45%, 10/01/32 (a)	260,000	258,612
6.95%, 03/15/33	175,000	199,624
4.95%, 04/01/33 (a)	290,000	295,336
5.05%, 03/01/35 (a)	150,000	151,766
4.95%, 08/15/35 (a)	180,000	179,465
3.55%, 08/01/42 (a)	153,000	121,878
3.95%, 03/01/48 (a)	200,000	161,500
4.25%, 02/01/49 (a)	250,000	210,315
2.90%, 07/01/50 (a)	125,000	82,204
3.35%, 04/01/51 (a)	255,000	182,264
3.60%, 03/01/52 (a)	235,000	174,753
4.85%, 10/01/52 (a)	50,000	45,739
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	210,000	217,394
2.95%, 03/01/30 (a)	250,000	236,130
2.65%, 06/01/31 (a)	150,000	135,933
6.85%, 02/15/55 (a)(b)	100,000	106,603
7.00%, 02/15/55 (a)(b)	125,000	130,946
6.70%, 05/15/55 (a)(b)	125,000	129,271
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	160,000	140,485
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	145,000	154,260
CMS Energy Corp.
4.88%, 03/01/44 (a)	100,000	90,728
4.75%, 06/01/50 (a)(b)	145,000	141,700
3.75%, 12/01/50 (a)(b)	100,000	92,104
6.50%, 06/01/55 (a)(b)	300,000	311,898
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	98,263
3.70%, 08/15/28 (a)	275,000	272,891
3.15%, 03/15/32 (a)	50,000	46,230
4.90%, 02/01/33 (a)	225,000	229,682
6.45%, 01/15/38	210,000	234,488
3.80%, 10/01/42 (a)	200,000	164,912
4.60%, 08/15/43 (a)	150,000	136,659
4.70%, 01/15/44 (a)	150,000	137,412
3.70%, 03/01/45 (a)	150,000	118,868
4.35%, 11/15/45 (a)	150,000	129,398
3.65%, 06/15/46 (a)	250,000	194,140
3.75%, 08/15/47 (a)	230,000	179,497
4.00%, 03/01/48 (a)	225,000	182,475
4.00%, 03/01/49 (a)	190,000	152,072
3.20%, 11/15/49 (a)	200,000	139,310
3.00%, 03/01/50 (a)	300,000	200,100
3.13%, 03/15/51 (a)	250,000	169,157
2.75%, 09/01/51 (a)	205,000	127,783
3.85%, 03/15/52 (a)	100,000	76,924
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	197,920
4.65%, 01/01/29 (a)	150,000	152,849
2.05%, 07/01/31 (a)	100,000	88,470
4.90%, 07/01/33 (a)	155,000	157,461
4.30%, 04/15/44 (a)	150,000	131,159
4.15%, 06/01/45 (a)	100,000	84,454
4.00%, 04/01/48 (a)	320,000	259,088
5.25%, 01/15/53 (a)	130,000	125,512
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	25,000	24,575
3.80%, 05/15/28 (a)	50,000	49,782
4.00%, 12/01/28 (a)	200,000	200,050
3.35%, 04/01/30 (a)	395,000	382,818
2.40%, 06/15/31 (a)	125,000	113,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 03/15/34 (a)	250,000	263,100
5.30%, 03/01/35	205,000	211,628
5.85%, 03/15/36	150,000	160,680
6.30%, 08/15/37	245,000	271,418
6.75%, 04/01/38	200,000	229,580
5.50%, 12/01/39	250,000	256,667
5.70%, 06/15/40	150,000	155,883
4.20%, 03/15/42	150,000	130,856
3.95%, 03/01/43 (a)	250,000	208,000
4.45%, 03/15/44 (a)	320,000	282,771
4.50%, 12/01/45 (a)	250,000	220,495
3.88%, 06/15/47 (a)	225,000	177,838
4.65%, 12/01/48 (a)	140,000	124,393
4.13%, 05/15/49 (a)	230,000	187,123
3.95%, 04/01/50 (a)	350,000	279,240
3.20%, 12/01/51 (a)	250,000	170,580
6.15%, 11/15/52 (a)	150,000	161,838
5.90%, 11/15/53 (a)	155,000	162,189
5.70%, 05/15/54 (a)	250,000	256,090
4.63%, 12/01/54 (a)	300,000	258,663
4.30%, 12/01/56 (a)	190,000	153,754
4.00%, 11/15/57 (a)	210,000	161,704
4.50%, 05/15/58 (a)	230,000	192,420
3.70%, 11/15/59 (a)	180,000	129,388
3.00%, 12/01/60 (a)	295,000	180,440
3.60%, 06/15/61 (a)	200,000	140,114
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	206,734
5.80%, 03/01/33 (a)	200,000	213,740
6.13%, 01/15/34 (a)	200,000	217,950
6.25%, 10/01/39	250,000	271,570
5.75%, 10/01/41 (a)	100,000	102,811
5.60%, 06/15/42 (a)	235,000	238,299
6.50%, 10/01/53 (a)	265,000	295,083
5.75%, 03/15/54 (a)	230,000	233,606
Consumers Energy Co.
3.80%, 11/15/28 (a)	50,000	49,735
4.90%, 02/15/29 (a)	200,000	205,148
4.60%, 05/30/29 (a)	150,000	152,477
4.70%, 01/15/30 (a)	200,000	204,322
4.50%, 01/15/31 (a)	150,000	151,632
3.60%, 08/15/32 (a)	125,000	118,660
4.63%, 05/15/33 (a)	160,000	160,315
5.05%, 05/15/35 (a)	150,000	152,634
3.95%, 05/15/43 (a)	120,000	100,675
3.25%, 08/15/46 (a)	200,000	148,308
3.95%, 07/15/47 (a)	100,000	81,530
4.05%, 05/15/48 (a)	200,000	165,418
4.35%, 04/15/49 (a)	200,000	171,698
3.75%, 02/15/50 (a)	125,000	96,496
3.10%, 08/15/50 (a)	220,000	151,450
3.50%, 08/01/51 (a)	200,000	148,912
2.65%, 08/15/52 (a)	105,000	66,329
2.50%, 05/01/60 (a)	125,000	71,284
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(d)	110,000	109,794
3.95%, 06/15/49 (a)	125,000	95,000
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	127,322
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	88,584
5.30%, 05/15/33	215,000	223,690
6.05%, 01/15/38	265,000	286,136
5.45%, 02/01/41 (a)	100,000	101,687
4.60%, 06/15/43 (a)	100,000	90,724
5.10%, 06/01/65 (a)	240,000	219,156

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	265,000	263,150
4.25%, 06/01/28 (a)	200,000	200,406
3.38%, 04/01/30 (a)	500,000	480,575
5.00%, 06/15/30 (a)	200,000	205,120
2.25%, 08/15/31 (a)	280,000	247,912
5.38%, 11/15/32 (a)	250,000	260,110
6.30%, 03/15/33	180,000	194,954
5.25%, 08/01/33	250,000	256,797
5.45%, 03/15/35 (a)	200,000	205,186
5.95%, 06/15/35	220,000	234,555
7.00%, 06/15/38	155,000	177,528
4.90%, 08/01/41 (a)	200,000	185,514
4.05%, 09/15/42 (a)	110,000	90,654
4.70%, 12/01/44 (a)	250,000	221,012
4.60%, 03/15/49 (a)	230,000	195,024
4.85%, 08/15/52 (a)	100,000	87,126
7.00%, 06/01/54 (a)(b)	250,000	272,160
6.88%, 02/01/55 (a)(b)	250,000	262,437
6.63%, 05/15/55 (a)(b)	300,000	311,484
6.00%, 02/15/56 (a)(b)	250,000	252,075
6.20%, 02/15/56 (a)(b)	210,000	211,674
DTE Electric Co.
4.85%, 12/01/26	150,000	151,640
1.90%, 04/01/28 (a)	150,000	142,695
2.25%, 03/01/30 (a)	250,000	230,765
2.63%, 03/01/31 (a)	200,000	183,748
5.20%, 04/01/33 (a)	150,000	155,920
5.25%, 05/15/35 (a)	200,000	206,014
4.00%, 04/01/43 (a)	235,000	197,962
4.30%, 07/01/44 (a)	150,000	130,098
3.70%, 03/15/45 (a)	175,000	138,479
3.70%, 06/01/46 (a)	230,000	181,385
3.75%, 08/15/47 (a)	150,000	117,629
4.05%, 05/15/48 (a)	255,000	210,696
3.95%, 03/01/49 (a)	214,000	172,597
2.95%, 03/01/50 (a)	115,000	77,525
3.25%, 04/01/51 (a)	200,000	140,696
5.40%, 04/01/53 (a)	200,000	198,500
DTE Energy Co.
2.85%, 10/01/26 (a)	315,000	311,261
4.95%, 07/01/27 (a)	430,000	435,620
4.88%, 06/01/28 (a)	200,000	203,532
5.10%, 03/01/29 (a)	350,000	358,970
3.40%, 06/15/29 (a)	250,000	242,015
2.95%, 03/01/30 (a)	210,000	197,730
5.20%, 04/01/30 (a)	300,000	309,249
5.05%, 10/01/35 (a)	160,000	159,154
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	30,000	29,684
3.95%, 11/15/28 (a)	236,000	236,059
2.45%, 02/01/30 (a)	250,000	233,157
2.55%, 04/15/31 (a)	290,000	265,594
6.45%, 10/15/32	80,000	88,751
4.95%, 01/15/33 (a)	250,000	257,390
4.85%, 01/15/34 (a)	200,000	202,588
5.25%, 03/15/35 (a)	200,000	207,168
6.10%, 06/01/37	150,000	161,941
6.00%, 01/15/38	205,000	222,085
6.05%, 04/15/38	175,000	190,043
5.30%, 02/15/40	250,000	254,192
4.25%, 12/15/41 (a)	200,000	176,928
4.00%, 09/30/42 (a)	200,000	169,894
3.75%, 06/01/45 (a)	200,000	159,136
3.88%, 03/15/46 (a)	155,000	125,195
3.70%, 12/01/47 (a)	255,000	196,513
3.95%, 03/15/48 (a)	150,000	120,417
3.20%, 08/15/49 (a)	300,000	210,303
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/15/51 (a)	205,000	148,447
3.55%, 03/15/52 (a)	250,000	184,335
5.35%, 01/15/53 (a)	200,000	196,378
5.40%, 01/15/54 (a)	100,000	99,355
Duke Energy Corp.
3.15%, 08/15/27 (a)	340,000	334,652
5.00%, 12/08/27 (a)	260,000	264,854
4.30%, 03/15/28 (a)	225,000	226,152
3.40%, 06/15/29 (a)	200,000	194,436
2.45%, 06/01/30 (a)	300,000	276,393
2.55%, 06/15/31 (a)	425,000	384,574
4.50%, 08/15/32 (a)	300,000	298,296
5.75%, 09/15/33 (a)	150,000	159,429
5.45%, 06/15/34 (a)	295,000	307,234
4.95%, 09/15/35 (a)	290,000	288,225
3.30%, 06/15/41 (a)	150,000	115,943
4.80%, 12/15/45 (a)	200,000	178,942
3.75%, 09/01/46 (a)	400,000	307,192
3.95%, 08/15/47 (a)	265,000	206,703
4.20%, 06/15/49 (a)	200,000	160,588
3.50%, 06/15/51 (a)	250,000	176,680
5.00%, 08/15/52 (a)	315,000	284,347
6.10%, 09/15/53 (a)	200,000	210,926
5.80%, 06/15/54 (a)	200,000	202,416
6.45%, 09/01/54 (a)(b)	240,000	253,766
5.70%, 09/15/55 (a)	220,000	219,366
3.25%, 01/15/82 (a)(b)	145,000	139,935
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	148,758
3.80%, 07/15/28 (a)	295,000	293,929
2.50%, 12/01/29 (a)	180,000	169,425
1.75%, 06/15/30 (a)	275,000	246,458
5.88%, 11/15/33 (a)	200,000	216,130
6.35%, 09/15/37	170,000	189,300
6.40%, 06/15/38	300,000	337,266
5.65%, 04/01/40	155,000	162,032
3.85%, 11/15/42 (a)	150,000	124,152
3.40%, 10/01/46 (a)	300,000	222,270
4.20%, 07/15/48 (a)	200,000	164,616
3.00%, 12/15/51 (a)	180,000	118,121
6.20%, 11/15/53 (a)	75,000	82,129
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	103,378
6.12%, 10/15/35	125,000	137,026
6.35%, 08/15/38	200,000	222,422
6.45%, 04/01/39	200,000	223,998
4.90%, 07/15/43 (a)	75,000	70,334
3.75%, 05/15/46 (a)	200,000	157,906
3.25%, 10/01/49 (a)	225,000	157,358
2.75%, 04/01/50 (a)	85,000	54,027
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	158,258
2.13%, 06/01/30 (a)	200,000	182,704
5.25%, 04/01/33 (a)	100,000	103,916
5.30%, 06/15/35 (a)	100,000	103,266
3.70%, 06/15/46 (a)	125,000	97,113
4.30%, 02/01/49 (a)	200,000	167,580
5.65%, 04/01/53 (a)	100,000	100,959
Duke Energy Progress LLC
4.35%, 03/06/27	250,000	251,985
3.45%, 03/15/29 (a)	55,000	53,928
2.00%, 08/15/31 (a)	200,000	176,044
3.40%, 04/01/32 (a)	125,000	118,108
5.25%, 03/15/33 (a)	150,000	156,165
5.10%, 03/15/34 (a)	150,000	154,500
5.05%, 03/15/35 (a)	200,000	203,656
6.30%, 04/01/38	200,000	220,880
4.10%, 05/15/42 (a)	225,000	193,097

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 03/15/43 (a)	100,000	85,250
4.38%, 03/30/44 (a)	175,000	152,633
4.15%, 12/01/44 (a)	220,000	186,936
4.20%, 08/15/45 (a)	175,000	148,640
3.70%, 10/15/46 (a)	200,000	155,384
3.60%, 09/15/47 (a)	250,000	189,817
2.50%, 08/15/50 (a)	250,000	150,165
2.90%, 08/15/51 (a)	190,000	122,073
4.00%, 04/01/52 (a)	205,000	162,335
5.35%, 03/15/53 (a)	100,000	97,683
Edison International
5.75%, 06/15/27 (a)	305,000	308,715
4.13%, 03/15/28 (a)	215,000	211,177
5.25%, 11/15/28 (a)	245,000	246,997
6.95%, 11/15/29 (a)(c)	150,000	159,313
6.25%, 03/15/30 (a)	150,000	156,358
El Paso Electric Co.
6.00%, 05/15/35	169,000	176,443
5.00%, 12/01/44 (a)	75,000	66,795
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	100,000	89,348
4.75%, 06/15/46 (a)	400,000	345,432
Enel Americas SA
4.00%, 10/25/26 (a)	185,000	184,698
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	340,695
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	200,000	199,912
5.15%, 01/15/33 (a)	125,000	129,530
5.30%, 09/15/33 (a)	210,000	218,066
5.45%, 06/01/34 (a)	100,000	104,699
4.20%, 04/01/49 (a)	225,000	184,599
2.65%, 06/15/51 (a)	195,000	118,470
3.35%, 06/15/52 (a)	105,000	73,010
Entergy Corp.
1.90%, 06/15/28 (a)	25,000	23,582
2.80%, 06/15/30 (a)	300,000	279,942
2.40%, 06/15/31 (a)	300,000	268,440
3.75%, 06/15/50 (a)	245,000	180,773
7.13%, 12/01/54 (a)(b)	320,000	335,370
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	196,810
3.12%, 09/01/27 (a)	200,000	197,258
3.25%, 04/01/28 (a)	200,000	196,874
1.60%, 12/15/30 (a)	65,000	57,124
3.05%, 06/01/31 (a)	120,000	112,615
2.35%, 06/15/32 (a)	245,000	215,232
4.00%, 03/15/33 (a)	211,000	202,699
5.15%, 09/15/34 (a)	100,000	102,218
3.10%, 06/15/41 (a)	95,000	72,391
4.95%, 01/15/45 (a)	235,000	216,917
4.20%, 09/01/48 (a)	380,000	313,093
4.20%, 04/01/50 (a)	220,000	179,016
2.90%, 03/15/51 (a)	300,000	192,741
5.70%, 03/15/54 (a)	150,000	151,716
5.80%, 03/15/55 (a)	235,000	241,185
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	97,070
5.00%, 09/01/33 (a)	185,000	188,681
3.85%, 06/01/49 (a)	210,000	163,185
3.50%, 06/01/51 (a)	210,000	150,064
5.85%, 06/01/54 (a)	105,000	107,764
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	217,000	216,178
1.75%, 03/15/31 (a)	250,000	218,577
4.50%, 03/30/39 (a)	80,000	74,508
3.55%, 09/30/49 (a)	210,000	152,693
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/15/52 (a)	100,000	90,831
5.55%, 09/15/54 (a)	150,000	147,870
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	220,000	217,415
4.70%, 03/13/28	45,000	45,553
4.13%, 03/01/42 (a)	150,000	128,577
4.10%, 04/01/43 (a)	160,000	134,770
4.25%, 12/01/45 (a)	200,000	169,650
3.25%, 09/01/49 (a)	185,000	127,879
5.70%, 03/15/53 (a)	50,000	50,618
Evergy Metro, Inc.
2.25%, 06/01/30 (a)(c)	260,000	238,319
5.40%, 04/01/34 (a)	120,000	124,873
5.13%, 08/15/35 (a)	120,000	121,408
5.30%, 10/01/41 (a)	50,000	49,537
4.20%, 06/15/47 (a)	125,000	103,769
4.20%, 03/15/48 (a)	130,000	107,260
4.13%, 04/01/49 (a)	195,000	157,681
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	237,122
6.65%, 06/01/55 (a)(b)	150,000	153,600
Eversource Energy
5.00%, 01/01/27	100,000	100,956
2.90%, 03/01/27 (a)	200,000	196,474
3.30%, 01/15/28 (a)	250,000	244,805
5.45%, 03/01/28 (a)	280,000	287,678
5.95%, 02/01/29 (a)	275,000	288,148
4.25%, 04/01/29 (a)	220,000	219,556
1.65%, 08/15/30 (a)	200,000	175,702
2.55%, 03/15/31 (a)	310,000	279,635
5.85%, 04/15/31 (a)	200,000	212,068
3.38%, 03/01/32 (a)	255,000	236,107
5.13%, 05/15/33 (a)	200,000	203,046
5.95%, 07/15/34 (a)	225,000	239,038
3.45%, 01/15/50 (a)	305,000	220,509
Exelon Corp.
2.75%, 03/15/27 (a)	200,000	196,160
5.15%, 03/15/28 (a)	385,000	393,920
5.15%, 03/15/29 (a)	200,000	205,788
4.05%, 04/15/30 (a)	450,000	445,369
3.35%, 03/15/32 (a)	245,000	229,080
5.30%, 03/15/33 (a)	250,000	259,525
5.45%, 03/15/34 (a)	265,000	275,513
4.95%, 06/15/35 (a)(d)	150,000	148,385
5.63%, 06/15/35	150,000	156,550
5.10%, 06/15/45 (a)	200,000	186,702
4.45%, 04/15/46 (a)	100,000	85,321
4.70%, 04/15/50 (a)	265,000	229,463
4.10%, 03/15/52 (a)	120,000	93,990
5.60%, 03/15/53 (a)	305,000	298,988
5.88%, 03/15/55 (a)	150,000	153,141
6.50%, 03/15/55 (a)(b)	300,000	313,932
FirstEnergy Corp.
3.90%, 07/15/27 (a)(h)	485,000	482,366
2.65%, 03/01/30 (a)	245,000	227,598
2.25%, 09/01/30 (a)	150,000	134,937
4.85%, 07/15/47 (a)(h)	170,000	150,720
3.40%, 03/01/50 (a)	325,000	227,035
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,695
4.75%, 01/15/33 (a)(d)	140,000	139,822
Florida Power & Light Co.
3.30%, 05/30/27 (a)	45,000	44,532
5.05%, 04/01/28 (a)	300,000	307,923
4.40%, 05/15/28 (a)	230,000	232,645
5.15%, 06/15/29 (a)	200,000	207,620
4.63%, 05/15/30 (a)	200,000	203,764

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/03/32 (a)	370,000	332,478
5.10%, 04/01/33 (a)	230,000	238,190
5.63%, 04/01/34	180,000	192,366
5.30%, 06/15/34 (a)	325,000	339,433
5.00%, 08/01/34 (a)	100,000	102,470
4.95%, 06/01/35	85,000	86,670
5.95%, 02/01/38	220,000	239,382
5.96%, 04/01/39	190,000	205,624
5.69%, 03/01/40	165,000	174,337
5.25%, 02/01/41 (a)	180,000	181,058
4.13%, 02/01/42 (a)	250,000	218,115
4.05%, 06/01/42 (a)	210,000	181,854
3.80%, 12/15/42 (a)	175,000	145,388
4.05%, 10/01/44 (a)	185,000	156,491
3.70%, 12/01/47 (a)	205,000	160,193
3.95%, 03/01/48 (a)	240,000	195,358
4.13%, 06/01/48 (a)	200,000	166,440
3.99%, 03/01/49 (a)	210,000	170,026
3.15%, 10/01/49 (a)	260,000	181,431
2.88%, 12/04/51 (a)	400,000	259,096
5.30%, 04/01/53 (a)	225,000	220,903
5.60%, 06/15/54 (a)	135,000	138,260
5.70%, 03/15/55 (a)	300,000	311,511
5.80%, 03/15/65 (a)	200,000	210,712
Fortis, Inc.
3.06%, 10/04/26 (a)	350,000	346,136
Georgia Power Co.
5.00%, 02/23/27 (a)	150,000	152,153
3.25%, 03/30/27 (a)	130,000	128,696
4.65%, 05/16/28 (a)	270,000	274,153
4.00%, 10/01/28 (a)	220,000	220,031
2.65%, 09/15/29 (a)	165,000	156,296
4.55%, 03/15/30 (a)	200,000	203,350
4.70%, 05/15/32 (a)	250,000	253,455
4.95%, 05/17/33 (a)	275,000	280,599
5.25%, 03/15/34 (a)	270,000	278,699
5.20%, 03/15/35 (a)	200,000	205,272
4.75%, 09/01/40	100,000	95,530
4.30%, 03/15/42	300,000	265,245
4.30%, 03/15/43	150,000	131,363
3.70%, 01/30/50 (a)	200,000	152,888
3.25%, 03/15/51 (a)	220,000	154,011
5.13%, 05/15/52 (a)	275,000	262,776
5.50%, 10/01/55 (a)	150,000	149,649
Iberdrola International BV
6.75%, 07/15/36	160,000	181,936
Idaho Power Co.
5.20%, 08/15/34 (a)	125,000	129,076
4.20%, 03/01/48 (a)	310,000	257,142
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,747
6.05%, 03/15/37	115,000	124,958
4.55%, 03/15/46 (a)	145,000	126,676
3.75%, 07/01/47 (a)	150,000	114,773
4.25%, 08/15/48 (a)	200,000	163,196
3.25%, 05/01/51 (a)	130,000	87,889
5.63%, 04/01/53 (a)	150,000	150,791
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	249,617
3.60%, 04/01/29 (a)	80,000	78,378
2.30%, 06/01/30 (a)	175,000	159,994
5.60%, 06/29/35 (a)	150,000	156,072
6.25%, 07/15/39	50,000	53,895
3.70%, 09/15/46 (a)	125,000	95,138
3.50%, 09/30/49 (a)	180,000	130,957
3.10%, 11/30/51 (a)	145,000	95,451
5.60%, 10/01/55 (a)	90,000	88,680
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	205,825
5.75%, 04/01/34 (a)	90,000	92,177
ITC Holdings Corp.
3.35%, 11/15/27 (a)	225,000	221,170
5.30%, 07/01/43 (a)	100,000	96,088
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	100,000	99,876
4.40%, 01/15/31 (a)(d)	150,000	149,562
5.10%, 01/15/35 (a)	250,000	253,737
5.15%, 01/15/36 (a)(d)	150,000	151,775
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	23,059	22,498
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	233,547	225,203
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	196,576
4.38%, 10/01/45 (a)	150,000	129,444
3.30%, 06/01/50 (a)	150,000	104,658
5.85%, 08/15/55 (a)	210,000	216,237
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	167,520
4.25%, 04/01/49 (a)	150,000	123,062
5.85%, 08/15/55 (a)	210,000	216,239
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	49,421
3.65%, 04/15/29 (a)	300,000	295,848
6.75%, 12/30/31	180,000	202,783
5.35%, 01/15/34 (a)	175,000	182,700
5.80%, 10/15/36	100,000	107,851
4.80%, 09/15/43 (a)	150,000	138,947
4.40%, 10/15/44 (a)	190,000	167,029
4.25%, 05/01/46 (a)	195,000	166,413
3.95%, 08/01/47 (a)	165,000	133,266
3.65%, 08/01/48 (a)	265,000	202,486
4.25%, 07/15/49 (a)	300,000	251,574
3.15%, 04/15/50 (a)	215,000	148,750
2.70%, 08/01/52 (a)	135,000	85,099
5.85%, 09/15/54 (a)	140,000	147,413
5.30%, 02/01/55 (a)	35,000	34,142
Mississippi Power Co.
3.95%, 03/30/28 (a)	195,000	194,941
4.25%, 03/15/42	100,000	87,291
National Grid PLC
5.60%, 06/12/28 (a)	75,000	77,648
5.81%, 06/12/33 (a)	250,000	266,667
5.42%, 01/11/34 (a)	200,000	207,620
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	200,000	201,990
3.05%, 04/25/27 (a)	75,000	73,935
5.10%, 05/06/27 (a)	150,000	152,465
4.12%, 09/16/27 (a)	125,000	125,454
3.40%, 02/07/28 (a)	350,000	345,037
4.75%, 02/07/28 (a)	200,000	203,060
4.15%, 08/25/28 (a)	210,000	210,615
5.05%, 09/15/28 (a)	100,000	102,649
3.90%, 11/01/28 (a)	270,000	268,942
4.85%, 02/07/29 (a)	145,000	148,448
3.70%, 03/15/29 (a)	275,000	271,205
4.95%, 02/07/30 (a)	35,000	36,056
2.40%, 03/15/30 (a)	200,000	185,984
1.35%, 03/15/31 (a)	250,000	213,915
1.65%, 06/15/31 (a)	150,000	129,501
8.00%, 03/01/32	100,000	118,780
2.75%, 04/15/32 (a)	115,000	103,935
4.02%, 11/01/32 (a)	160,000	155,314
4.15%, 12/15/32 (a)	195,000	190,759

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 01/15/33 (a)	225,000	241,515
5.00%, 08/15/34 (a)	100,000	101,937
4.40%, 11/01/48 (a)	50,000	43,294
4.30%, 03/15/49 (a)	155,000	132,691
7.13%, 09/15/53 (a)(b)	125,000	131,340
Nevada Power Co.
3.70%, 05/01/29 (a)	280,000	275,632
2.40%, 05/01/30 (a)	75,000	69,383
6.65%, 04/01/36	150,000	168,822
6.75%, 07/01/37	100,000	113,845
3.13%, 08/01/50 (a)	50,000	33,090
5.90%, 05/01/53 (a)	50,000	51,190
6.00%, 03/15/54 (a)	150,000	156,018
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	350,000	340,417
3.55%, 05/01/27 (a)	480,000	476,160
4.63%, 07/15/27 (a)	410,000	414,178
4.69%, 09/01/27	600,000	606,810
4.85%, 02/04/28	250,000	254,580
4.90%, 02/28/28 (a)	410,000	417,314
1.90%, 06/15/28 (a)	475,000	449,188
4.90%, 03/15/29 (a)	200,000	204,708
3.50%, 04/01/29 (a)	155,000	151,619
2.75%, 11/01/29 (a)	350,000	330,988
5.00%, 02/28/30 (a)	200,000	206,240
5.05%, 03/15/30 (a)	250,000	257,547
2.25%, 06/01/30 (a)	660,000	602,692
2.44%, 01/15/32 (a)	325,000	287,446
5.30%, 03/15/32 (a)	200,000	207,978
5.00%, 07/15/32 (a)	300,000	306,975
5.05%, 02/28/33 (a)	250,000	255,680
5.25%, 03/15/34 (a)	325,000	334,006
5.45%, 03/15/35 (a)	200,000	206,902
3.00%, 01/15/52 (a)	100,000	64,394
5.25%, 02/28/53 (a)	340,000	322,238
5.55%, 03/15/54 (a)	240,000	235,704
6.75%, 06/15/54 (a)(b)	300,000	323,643
6.70%, 09/01/54 (a)(b)	295,000	305,555
5.90%, 03/15/55 (a)	100,000	103,242
6.38%, 08/15/55 (a)(b)	450,000	468,198
6.50%, 08/15/55 (a)(b)	300,000	318,318
4.80%, 12/01/77 (a)(b)	225,000	218,882
5.65%, 05/01/79 (a)(b)	210,000	211,955
3.80%, 03/15/82 (a)(b)	240,000	234,115
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	181,484
6.25%, 06/01/36	180,000	199,705
6.20%, 07/01/37	175,000	194,224
5.35%, 11/01/39	120,000	124,696
3.40%, 08/15/42 (a)	145,000	113,186
4.13%, 05/15/44 (a)	55,000	47,576
4.00%, 08/15/45 (a)	100,000	82,875
3.60%, 05/15/46 (a)	250,000	193,760
3.60%, 09/15/47 (a)	400,000	306,300
2.90%, 03/01/50 (a)	130,000	87,560
2.60%, 06/01/51 (a)	280,000	174,854
4.50%, 06/01/52 (a)	145,000	125,986
5.10%, 05/15/53 (a)	80,000	76,108
5.40%, 03/15/54 (a)	150,000	149,201
5.65%, 06/15/54 (a)	95,000	97,944
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	155,787
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	246,832
3.25%, 05/15/29 (a)	115,000	111,467
3.95%, 04/01/30 (a)	150,000	148,907
1.95%, 08/15/31 (a)	205,000	179,682
5.40%, 06/01/34 (a)	150,000	156,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 03/15/40	115,000	118,559
3.10%, 06/01/51 (a)	350,000	242,259
4.55%, 06/01/52 (a)	90,000	78,053
Oglethorpe Power Corp.
5.95%, 11/01/39	180,000	190,246
5.38%, 11/01/40	200,000	197,592
4.50%, 04/01/47 (a)	125,000	105,889
5.05%, 10/01/48 (a)	200,000	182,462
3.75%, 08/01/50 (a)	150,000	108,564
5.25%, 09/01/50	85,000	79,401
6.20%, 12/01/53 (a)	125,000	132,390
5.80%, 06/01/54 (a)	25,000	24,987
Ohio Edison Co.
6.88%, 07/15/36	100,000	114,623
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	218,564
1.63%, 01/15/31 (a)	200,000	173,150
5.65%, 06/01/34 (a)	135,000	141,143
4.15%, 04/01/48 (a)	200,000	159,304
4.00%, 06/01/49 (a)	150,000	116,589
2.90%, 10/01/51 (a)	120,000	75,046
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	120,346
3.25%, 04/01/30 (a)	200,000	192,368
5.40%, 01/15/33 (a)	150,000	157,063
4.15%, 04/01/47 (a)	290,000	241,207
3.85%, 08/15/47 (a)	190,000	150,598
5.60%, 04/01/53 (a)	105,000	105,072
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	150,000	151,068
3.70%, 11/15/28 (a)	200,000	197,986
5.75%, 03/15/29 (a)	123,000	128,839
4.65%, 11/01/29 (a)	125,000	127,115
2.75%, 05/15/30 (a)	200,000	187,710
7.00%, 05/01/32	250,000	284,157
4.15%, 06/01/32 (a)	150,000	146,738
4.55%, 09/15/32 (a)	200,000	199,936
5.65%, 11/15/33 (a)	250,000	266,100
5.35%, 04/01/35 (a)(d)	175,000	181,223
7.50%, 09/01/38	110,000	135,441
5.25%, 09/30/40	175,000	175,507
4.55%, 12/01/41 (a)	150,000	136,515
5.30%, 06/01/42 (a)	150,000	148,098
3.75%, 04/01/45 (a)	175,000	138,502
3.80%, 09/30/47 (a)	140,000	109,984
4.10%, 11/15/48 (a)	150,000	122,645
3.80%, 06/01/49 (a)	100,000	76,891
3.10%, 09/15/49 (a)	230,000	156,154
3.70%, 05/15/50 (a)	160,000	120,099
2.70%, 11/15/51 (a)	150,000	92,103
4.60%, 06/01/52 (a)	150,000	128,742
4.95%, 09/15/52 (a)	250,000	228,365
5.35%, 10/01/52 (a)	100,000	96,263
5.55%, 06/15/54 (a)	200,000	199,294
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	210,000	207,327
2.10%, 08/01/27 (a)	350,000	336,651
3.30%, 12/01/27 (a)	425,000	416,020
5.00%, 06/04/28 (a)	90,000	91,278
3.00%, 06/15/28 (a)	330,000	318,354
3.75%, 07/01/28	350,000	343,787
6.10%, 01/15/29 (a)	45,000	47,072
4.20%, 03/01/29 (a)	95,000	94,331
4.55%, 07/01/30 (a)	910,000	904,513
2.50%, 02/01/31 (a)	600,000	535,182
3.25%, 06/01/31 (a)	390,000	359,011
4.40%, 03/01/32 (a)	225,000	219,409

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 06/15/32 (a)	260,000	272,597
6.15%, 01/15/33 (a)	300,000	318,030
6.40%, 06/15/33 (a)	420,000	451,660
6.95%, 03/15/34 (a)	220,000	244,050
5.80%, 05/15/34 (a)	350,000	363,020
5.70%, 03/01/35 (a)	300,000	307,626
6.00%, 08/15/35 (a)	250,000	261,995
4.50%, 07/01/40 (a)	550,000	478,918
3.30%, 08/01/40 (a)	300,000	227,793
4.20%, 06/01/41 (a)	240,000	197,810
4.45%, 04/15/42 (a)	215,000	180,615
3.75%, 08/15/42 (a)(h)	100,000	76,397
4.60%, 06/15/43 (a)	215,000	181,604
4.75%, 02/15/44 (a)	200,000	171,648
4.30%, 03/15/45 (a)	260,000	208,504
4.25%, 03/15/46 (a)(h)	175,000	137,949
4.00%, 12/01/46 (a)	240,000	181,193
4.95%, 07/01/50 (a)	945,000	815,289
3.50%, 08/01/50 (a)	465,000	318,432
5.25%, 03/01/52 (a)	260,000	231,707
6.75%, 01/15/53 (a)	395,000	425,810
6.70%, 04/01/53 (a)	200,000	214,254
5.90%, 10/01/54 (a)	240,000	234,857
6.15%, 03/01/55 (a)	120,000	120,905
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,656
3.50%, 06/15/29 (a)	140,000	136,046
2.70%, 09/15/30 (a)	170,000	157,199
5.30%, 02/15/31 (a)	200,000	207,800
7.70%, 11/15/31	150,000	174,660
5.45%, 02/15/34 (a)	210,000	215,233
5.25%, 06/15/35	90,000	91,506
6.10%, 08/01/36	140,000	150,368
5.75%, 04/01/37	200,000	207,144
6.25%, 10/15/37	150,000	161,125
6.35%, 07/15/38	150,000	161,454
6.00%, 01/15/39	190,000	198,955
4.10%, 02/01/42 (a)	100,000	82,792
4.13%, 01/15/49 (a)	225,000	175,777
4.15%, 02/15/50 (a)	175,000	136,470
3.30%, 03/15/51 (a)	200,000	132,686
2.90%, 06/15/52 (a)	330,000	201,534
5.35%, 12/01/53 (a)	340,000	314,038
5.50%, 05/15/54 (a)	350,000	330,799
5.80%, 01/15/55 (a)	400,000	392,496
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	179,095
4.88%, 09/15/35 (a)	160,000	160,920
5.95%, 10/01/36	190,000	206,663
3.70%, 09/15/47 (a)	150,000	117,230
3.90%, 03/01/48 (a)	255,000	204,908
3.00%, 09/15/49 (a)	130,000	87,489
2.80%, 06/15/50 (a)	200,000	129,164
3.05%, 03/15/51 (a)	65,000	43,375
2.85%, 09/15/51 (a)	160,000	102,854
4.60%, 05/15/52 (a)	125,000	110,878
4.38%, 08/15/52 (a)	140,000	118,580
5.65%, 09/15/55 (a)	160,000	163,757
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	154,722
6.50%, 11/15/37	240,000	271,068
4.15%, 03/15/43 (a)	250,000	214,260
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	175,000	173,444
5.25%, 09/01/34 (a)	250,000	255,907
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	165,000	170,001
4.85%, 02/15/34 (a)	200,000	203,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 05/15/39	145,000	161,823
4.75%, 07/15/43 (a)	220,000	204,459
4.13%, 06/15/44 (a)	95,000	81,350
4.15%, 10/01/45 (a)	35,000	29,827
3.95%, 06/01/47 (a)	140,000	114,313
4.15%, 06/15/48 (a)	150,000	124,841
5.25%, 05/15/53 (a)	200,000	195,402
5.55%, 08/15/55 (a)	150,000	151,481
Progress Energy, Inc.
7.75%, 03/01/31	250,000	288,335
7.00%, 10/30/31	200,000	225,378
6.00%, 12/01/39	185,000	196,340
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	173,964
1.90%, 01/15/31 (a)	155,000	136,894
1.88%, 06/15/31 (a)	225,000	197,005
4.10%, 06/01/32 (a)	175,000	171,706
5.35%, 05/15/34 (a)	320,000	330,624
5.15%, 09/15/35 (a)	240,000	243,343
6.25%, 09/01/37	120,000	130,674
6.50%, 08/01/38	165,000	183,780
3.60%, 09/15/42 (a)	160,000	126,582
4.30%, 03/15/44 (a)	100,000	84,949
3.80%, 06/15/47 (a)	115,000	89,460
4.10%, 06/15/48 (a)	85,000	68,495
4.05%, 09/15/49 (a)	205,000	162,188
3.20%, 03/01/50 (a)	250,000	171,960
2.70%, 01/15/51 (a)	220,000	135,612
4.50%, 06/01/52 (a)	105,000	88,300
5.25%, 04/01/53 (a)	240,000	227,974
5.75%, 05/15/54 (a)	220,000	224,325
5.85%, 05/15/55 (a)	15,000	15,454
Public Service Co. of New Hampshire
4.40%, 07/01/28	90,000	90,943
2.20%, 06/15/31 (a)	75,000	67,070
5.35%, 10/01/33 (a)	100,000	104,781
3.60%, 07/01/49 (a)	130,000	98,683
5.15%, 01/15/53 (a)	145,000	137,928
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	132,294
5.25%, 01/15/33 (a)	255,000	262,387
5.45%, 01/15/36 (a)	200,000	204,464
3.15%, 08/15/51 (a)	150,000	98,733
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	255,000	251,586
3.70%, 05/01/28 (a)	235,000	233,757
3.20%, 05/15/29 (a)	225,000	218,214
2.45%, 01/15/30 (a)	340,000	317,387
1.90%, 08/15/31 (a)	200,000	175,566
4.90%, 12/15/32 (a)	245,000	251,020
4.65%, 03/15/33 (a)	110,000	110,707
4.85%, 08/01/34 (a)	125,000	126,035
4.90%, 08/15/35 (a)	130,000	131,071
5.80%, 05/01/37	80,000	85,726
3.95%, 05/01/42 (a)	100,000	84,285
3.65%, 09/01/42 (a)	125,000	101,125
3.80%, 01/01/43 (a)	175,000	143,687
3.80%, 03/01/46 (a)	180,000	144,653
3.60%, 12/01/47 (a)	300,000	229,554
4.05%, 05/01/48 (a)	285,000	234,193
3.85%, 05/01/49 (a)	240,000	189,283
3.20%, 08/01/49 (a)	150,000	105,846
3.15%, 01/01/50 (a)	75,000	52,344
2.70%, 05/01/50 (a)	225,000	142,684
2.05%, 08/01/50 (a)	100,000	54,842
3.00%, 03/01/51 (a)	180,000	120,703
5.13%, 03/15/53 (a)	150,000	143,373

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 08/01/54 (a)	100,000	97,953
5.50%, 03/01/55 (a)	100,000	100,675
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	207,120
5.88%, 10/15/28 (a)	15,000	15,716
5.20%, 04/01/29 (a)	300,000	309,675
4.90%, 03/15/30 (a)	25,000	25,572
1.60%, 08/15/30 (a)	360,000	315,965
2.45%, 11/15/31 (a)	300,000	266,586
6.13%, 10/15/33 (a)	155,000	167,512
5.45%, 04/01/34 (a)	150,000	155,403
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	47,501
4.10%, 06/15/30 (a)	200,000	195,464
4.22%, 03/15/32 (a)	150,000	143,804
5.73%, 03/15/35 (a)	180,000	185,582
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	77,503
6.27%, 03/15/37	100,000	109,872
5.76%, 10/01/39	85,000	88,927
5.80%, 03/15/40	175,000	182,485
5.64%, 04/15/41 (a)	150,000	152,045
4.30%, 05/20/45 (a)	165,000	137,785
4.22%, 06/15/48 (a)	215,000	176,911
3.25%, 09/15/49 (a)	205,000	142,418
2.89%, 09/15/51 (a)	210,000	133,522
5.60%, 09/15/55 (a)	150,000	149,313
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	275,000	242,874
3.00%, 03/15/32 (a)	150,000	137,562
5.40%, 04/15/35 (a)	200,000	207,070
6.00%, 06/01/39	100,000	108,727
4.50%, 08/15/40	200,000	184,262
3.75%, 06/01/47 (a)	125,000	96,269
4.15%, 05/15/48 (a)	110,000	89,415
4.10%, 06/15/49 (a)	165,000	132,663
3.32%, 04/15/50 (a)	150,000	105,183
2.95%, 08/15/51 (a)	185,000	120,774
3.70%, 03/15/52 (a)	170,000	125,455
5.35%, 04/01/53 (a)	230,000	221,531
5.55%, 04/15/54 (a)	175,000	173,236
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	110,000	112,408
6.20%, 12/15/55 (a)(b)	130,000	130,237
Southern California Edison Co.
4.70%, 06/01/27 (a)	190,000	190,876
5.85%, 11/01/27 (a)	250,000	256,790
3.65%, 03/01/28 (a)	100,000	98,355
5.30%, 03/01/28 (a)	200,000	203,918
5.65%, 10/01/28 (a)	115,000	118,648
4.20%, 03/01/29 (a)	160,000	158,192
6.65%, 04/01/29	115,000	120,704
5.15%, 06/01/29 (a)	80,000	81,452
2.85%, 08/01/29 (a)	280,000	262,581
5.25%, 03/15/30 (a)	250,000	255,055
2.25%, 06/01/30 (a)	250,000	224,307
2.50%, 06/01/31 (a)	240,000	212,846
5.45%, 06/01/31 (a)	250,000	257,502
2.75%, 02/01/32 (a)	200,000	176,084
5.95%, 11/01/32 (a)	200,000	211,108
6.00%, 01/15/34	200,000	209,504
5.20%, 06/01/34 (a)	250,000	249,105
5.45%, 03/01/35 (a)	250,000	253,072
5.75%, 04/01/35	200,000	206,358
5.55%, 01/15/37	160,000	160,176
5.95%, 02/01/38	190,000	194,093
6.05%, 03/15/39	150,000	154,776
5.50%, 03/15/40	215,000	211,347
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/01/40 (a)	155,000	137,242
4.05%, 03/15/42 (a)	200,000	161,116
3.90%, 03/15/43 (a)	165,000	129,292
4.65%, 10/01/43 (a)	250,000	213,640
3.60%, 02/01/45 (a)	150,000	109,641
4.00%, 04/01/47 (a)	555,000	420,052
4.13%, 03/01/48 (a)	345,000	264,411
4.88%, 03/01/49 (a)	100,000	85,085
3.65%, 02/01/50 (a)	425,000	297,746
2.95%, 02/01/51 (a)	310,000	190,089
3.65%, 06/01/51 (a)	165,000	114,439
3.45%, 02/01/52 (a)	325,000	217,422
5.45%, 06/01/52 (a)	120,000	109,253
5.70%, 03/01/53 (a)	140,000	131,744
5.88%, 12/01/53 (a)	150,000	145,046
5.75%, 04/15/54 (a)	65,000	61,414
6.20%, 09/15/55 (a)	105,000	106,302
Southern Co.
5.11%, 08/01/27 (h)	310,000	315,654
1.75%, 03/15/28 (a)	185,000	174,827
4.85%, 06/15/28 (a)	250,000	254,775
5.50%, 03/15/29 (a)	325,000	338,136
3.70%, 04/30/30 (a)	350,000	341,530
5.70%, 10/15/32 (a)	205,000	217,509
5.20%, 06/15/33 (a)	200,000	205,786
5.70%, 03/15/34 (a)	305,000	322,431
4.85%, 03/15/35 (a)	200,000	198,240
4.25%, 07/01/36 (a)	185,000	172,139
4.40%, 07/01/46 (a)	550,000	469,177
6.38%, 03/15/55 (a)(b)	400,000	426,864
Southern Power Co.
4.25%, 10/01/30 (a)	160,000	159,066
4.90%, 10/01/35 (a)	160,000	157,877
5.15%, 09/15/41	225,000	216,632
5.25%, 07/15/43	150,000	144,411
4.95%, 12/15/46 (a)	128,000	115,343
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	148,040
4.10%, 09/15/28 (a)	200,000	199,626
6.20%, 03/15/40	20,000	21,255
3.90%, 04/01/45 (a)	215,000	167,739
3.85%, 02/01/48 (a)	200,000	150,916
3.25%, 11/01/51 (a)	250,000	167,277
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	180,710
3.40%, 08/15/46 (a)	175,000	125,802
3.70%, 08/15/47 (a)	255,000	193,435
4.40%, 11/15/48 (a)	155,000	129,675
3.75%, 06/15/49 (a)	190,000	142,757
3.15%, 05/01/50 (a)	170,000	114,400
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	100,000	100,733
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	204,678
2.40%, 03/15/31 (a)	50,000	45,378
4.10%, 06/15/42 (a)	100,000	85,507
4.35%, 05/15/44 (a)	115,000	99,281
4.30%, 06/15/48 (a)	150,000	126,113
4.45%, 06/15/49 (a)	100,000	84,743
3.63%, 06/15/50 (a)	120,000	88,554
3.45%, 03/15/51 (a)	140,000	100,884
5.00%, 07/15/52 (a)	115,000	104,971
Toledo Edison Co.
6.15%, 05/15/37	100,000	109,114
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	140,000	122,608
3.25%, 05/15/32 (a)	155,000	142,947

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/15/34 (a)	100,000	101,989
4.85%, 12/01/48 (a)	150,000	133,911
4.00%, 06/15/50 (a)	100,000	77,215
3.25%, 05/01/51 (a)	180,000	121,887
5.50%, 04/15/53 (a)	110,000	107,309
Union Electric Co.
2.95%, 06/15/27 (a)	99,000	97,626
3.50%, 03/15/29 (a)	280,000	274,663
2.95%, 03/15/30 (a)	150,000	142,688
5.20%, 04/01/34 (a)	150,000	154,721
5.25%, 04/15/35 (a)	150,000	154,682
5.30%, 08/01/37	160,000	163,096
8.45%, 03/15/39	150,000	195,475
3.90%, 09/15/42 (a)	240,000	199,625
3.65%, 04/15/45 (a)	160,000	125,448
4.00%, 04/01/48 (a)	100,000	80,327
3.25%, 10/01/49 (a)	270,000	187,545
2.63%, 03/15/51 (a)	255,000	157,695
3.90%, 04/01/52 (a)	185,000	145,023
5.13%, 03/15/55 (a)	125,000	118,199
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	350,000	347,410
3.75%, 05/15/27 (a)	175,000	174,246
3.80%, 04/01/28 (a)	200,000	199,222
2.88%, 07/15/29 (a)	270,000	257,982
5.00%, 04/01/33 (a)	200,000	203,690
5.30%, 08/15/33 (a)	100,000	103,873
5.00%, 01/15/34 (a)	170,000	172,037
5.05%, 08/15/34 (a)	195,000	197,983
4.90%, 09/15/35 (a)	240,000	238,850
6.00%, 01/15/36	250,000	268,982
6.00%, 05/15/37	325,000	349,427
6.35%, 11/30/37	150,000	165,696
8.88%, 11/15/38	300,000	404,046
4.00%, 01/15/43 (a)	250,000	208,972
4.65%, 08/15/43 (a)	150,000	136,547
4.45%, 02/15/44 (a)	250,000	219,347
4.20%, 05/15/45 (a)	100,000	83,757
4.00%, 11/15/46 (a)	220,000	177,538
3.80%, 09/15/47 (a)	250,000	194,027
4.60%, 12/01/48 (a)	300,000	262,386
3.30%, 12/01/49 (a)	300,000	208,443
2.45%, 12/15/50 (a)	450,000	262,408
2.95%, 11/15/51 (a)	75,000	48,162
4.63%, 05/15/52 (a)	240,000	207,948
5.45%, 04/01/53 (a)	220,000	215,004
5.55%, 08/15/54 (a)	100,000	99,205
5.60%, 09/15/55 (a)	260,000	259,488
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	175,000	178,419
1.38%, 10/15/27 (a)	250,000	237,012
4.75%, 01/15/28 (a)	145,000	147,116
2.20%, 12/15/28 (a)	150,000	141,548
1.80%, 10/15/30 (a)	86,000	76,145
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	141,563
4.15%, 10/15/30 (a)	150,000	149,547
4.75%, 09/30/32 (a)	195,000	199,857
5.63%, 05/15/33	205,000	220,162
4.60%, 10/01/34 (a)	60,000	59,785
4.30%, 10/15/48 (a)	125,000	107,120
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	225,000	220,862
3.00%, 07/01/29 (a)	245,000	234,764
1.95%, 09/16/31 (a)	125,000	108,266
4.95%, 04/01/33 (a)	50,000	50,734
5.38%, 03/30/34 (a)	35,000	36,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 08/15/37	120,000	133,735
3.65%, 04/01/50 (a)	235,000	172,711
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	128,448
4.75%, 11/01/44 (a)	150,000	137,298
3.30%, 09/01/49 (a)	157,000	111,131
2.85%, 12/01/51 (a)	55,000	34,951
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	148,554
4.75%, 03/21/28 (a)	100,000	101,313
4.00%, 06/15/28 (a)	325,000	324,756
3.40%, 06/01/30 (a)	360,000	345,578
2.35%, 11/15/31 (a)	75,000	66,128
4.60%, 06/01/32 (a)	300,000	297,891
5.45%, 08/15/33 (a)	300,000	310,824
5.50%, 03/15/34 (a)	70,000	72,321
5.60%, 04/15/35 (a)	240,000	249,098
6.50%, 07/01/36	80,000	88,837
3.50%, 12/01/49 (a)	200,000	143,726
		188,350,336
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	197,316
2.63%, 09/15/29 (a)	285,000	269,707
1.50%, 01/15/31 (a)	330,000	286,909
5.45%, 10/15/32 (a)	50,000	52,816
5.90%, 11/15/33 (a)	125,000	135,664
5.20%, 08/15/35 (a)	150,000	153,679
5.50%, 06/15/41 (a)	150,000	155,398
4.15%, 01/15/43 (a)	200,000	172,560
4.13%, 10/15/44 (a)	100,000	85,516
4.30%, 10/01/48 (a)	235,000	200,387
4.13%, 03/15/49 (a)	225,000	184,903
3.38%, 09/15/49 (a)	240,000	173,059
2.85%, 02/15/52 (a)	55,000	35,053
5.75%, 10/15/52 (a)	190,000	195,768
5.00%, 12/15/54 (a)	50,000	46,661
5.45%, 01/15/56 (a)	170,000	168,254
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	266,848
4.00%, 04/01/28 (a)	120,000	119,509
1.75%, 10/01/30 (a)	225,000	199,341
5.40%, 07/01/34 (a)	125,000	129,163
5.85%, 01/15/41 (a)	125,000	129,231
National Grid USA
5.80%, 04/01/35	85,000	88,076
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	222,952
5.25%, 03/30/28 (a)	300,000	307,800
5.20%, 07/01/29 (a)	150,000	154,798
2.95%, 09/01/29 (a)	350,000	334,162
3.60%, 05/01/30 (a)	350,000	339,230
1.70%, 02/15/31 (a)	220,000	191,213
5.40%, 06/30/33 (a)	160,000	166,098
5.35%, 04/01/34 (a)	200,000	206,026
5.35%, 07/15/35 (a)	150,000	153,387
5.95%, 06/15/41 (a)	110,000	114,773
5.25%, 02/15/43 (a)	175,000	170,019
4.80%, 02/15/44 (a)	209,000	190,501
5.65%, 02/01/45 (a)	175,000	174,610
4.38%, 05/15/47 (a)	320,000	270,474
3.95%, 03/30/48 (a)	165,000	131,555
5.00%, 06/15/52 (a)	150,000	135,597
6.95%, 11/30/54 (a)(b)	200,000	208,946
6.38%, 03/31/55 (a)(b)	100,000	103,729
5.85%, 04/01/55 (a)	360,000	366,160

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	102,657
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	103,198
2.00%, 05/15/30 (a)	80,000	73,002
4.25%, 09/01/32 (a)	160,000	158,467
4.66%, 02/01/44 (a)	200,000	180,382
4.50%, 11/01/48 (a)	125,000	108,069
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	250,000	243,975
5.40%, 06/15/33 (a)	100,000	104,128
5.10%, 02/15/35 (a)	75,000	76,421
4.65%, 08/01/43 (a)	100,000	90,919
3.64%, 11/01/46 (a)	130,000	97,568
3.35%, 06/01/50 (a)	100,000	69,707
5.05%, 05/15/52 (a)	170,000	154,751
Sempra
3.25%, 06/15/27 (a)	275,000	270,509
3.40%, 02/01/28 (a)	355,000	348,386
3.70%, 04/01/29 (a)	200,000	196,294
5.50%, 08/01/33 (a)	205,000	213,794
3.80%, 02/01/38 (a)	345,000	295,486
6.00%, 10/15/39	260,000	271,232
4.00%, 02/01/48 (a)	250,000	193,300
4.13%, 04/01/52 (a)(b)	300,000	293,292
6.40%, 10/01/54 (a)(b)	360,000	368,352
6.88%, 10/01/54 (a)(b)	300,000	311,166
6.55%, 04/01/55 (a)(b)	35,000	35,807
6.63%, 04/01/55 (a)(b)	140,000	142,510
6.38%, 04/01/56 (a)(b)	200,000	205,604
Southern California Gas Co.
2.95%, 04/15/27 (a)	250,000	246,332
2.55%, 02/01/30 (a)	250,000	233,490
5.20%, 06/01/33 (a)	100,000	103,336
5.05%, 09/01/34 (a)	95,000	96,702
5.13%, 11/15/40	205,000	202,733
3.75%, 09/15/42 (a)	105,000	84,475
4.13%, 06/01/48 (a)	125,000	101,394
4.30%, 01/15/49 (a)	175,000	145,280
3.95%, 02/15/50 (a)	150,000	116,631
6.35%, 11/15/52 (a)	210,000	230,259
5.75%, 06/01/53 (a)	150,000	151,707
5.60%, 04/01/54 (a)	150,000	150,300
6.00%, 06/15/55 (a)	75,000	78,605
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	130,000	129,901
1.75%, 01/15/31 (a)	200,000	175,018
5.15%, 09/15/32 (a)	90,000	92,471
5.75%, 09/15/33 (a)	225,000	238,599
5.10%, 09/15/35 (a)	130,000	130,472
5.88%, 03/15/41 (a)	200,000	207,874
4.40%, 06/01/43 (a)	221,000	190,571
3.95%, 10/01/46 (a)	175,000	138,730
4.40%, 05/30/47 (a)	185,000	155,609
3.15%, 09/30/51 (a)	150,000	98,510
Southwest Gas Corp.
5.45%, 03/23/28 (a)	145,000	149,195
2.20%, 06/15/30 (a)	245,000	223,006
4.05%, 03/15/32 (a)	190,000	182,748
3.80%, 09/29/46 (a)	100,000	77,084
4.15%, 06/01/49 (a)	125,000	101,521
3.18%, 08/15/51 (a)	85,000	58,409
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	150,000	151,601
3.30%, 06/01/51 (a)	185,000	128,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Gas Light Co.
3.80%, 09/15/46 (a)	160,000	123,354
3.65%, 09/15/49 (a)	195,000	144,501
		16,935,645
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,135
3.75%, 09/01/28 (a)	250,000	248,762
3.45%, 06/01/29 (a)	165,000	161,337
2.30%, 06/01/31 (a)	200,000	179,666
4.45%, 06/01/32 (a)	275,000	274,794
5.15%, 03/01/34 (a)	200,000	206,350
5.25%, 03/01/35 (a)	260,000	266,869
6.59%, 10/15/37	225,000	255,789
4.30%, 12/01/42 (a)	175,000	153,605
4.30%, 09/01/45 (a)	100,000	87,037
4.00%, 12/01/46 (a)	115,000	95,019
3.75%, 09/01/47 (a)	250,000	194,777
4.20%, 09/01/48 (a)	230,000	190,895
4.15%, 06/01/49 (a)	180,000	147,244
3.45%, 05/01/50 (a)	180,000	131,161
3.25%, 06/01/51 (a)	95,000	65,800
5.45%, 03/01/54 (a)	200,000	198,012
5.70%, 09/01/55 (a)	260,000	264,563
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	243,555
2.70%, 04/15/30 (a)	160,000	149,011
2.40%, 05/01/31 (a)	50,000	44,717
5.38%, 01/15/34 (a)	100,000	102,513
5.25%, 08/15/35 (a)	150,000	150,834
4.28%, 05/01/49 (a)	205,000	165,027
3.35%, 04/15/50 (a)	240,000	163,994
5.30%, 05/01/52 (a)	150,000	139,965
United Utilities PLC
6.88%, 08/15/28	80,000	85,635
		4,465,066
		209,751,047
Total Corporates (Cost $2,234,757,750)		2,132,994,605

TREASURIES 45.1% OF NET ASSETS
U.S. Treasury Bonds
6.50%, 11/15/26	1,748,000	1,806,893
6.63%, 02/15/27	1,000,000	1,042,363
6.38%, 08/15/27	1,200,000	1,259,789
6.13%, 11/15/27	2,434,000	2,557,221
5.50%, 08/15/28	1,748,000	1,838,678
5.25%, 11/15/28	2,248,000	2,353,902
5.25%, 02/15/29	1,174,000	1,235,773
6.13%, 08/15/29	1,044,000	1,135,513
6.25%, 05/15/30	2,131,000	2,357,668
5.38%, 02/15/31	2,594,000	2,793,616
4.50%, 02/15/36	2,844,000	2,939,318
4.75%, 02/15/37	1,432,000	1,504,383
5.00%, 05/15/37	1,648,000	1,767,866
4.38%, 02/15/38	1,996,000	2,014,089
4.50%, 05/15/38	2,096,000	2,142,014
3.50%, 02/15/39	1,372,000	1,255,916
4.25%, 05/15/39	2,846,000	2,803,755
4.50%, 08/15/39	3,146,000	3,171,070
4.38%, 11/15/39	3,825,000	3,796,014
4.63%, 02/15/40	3,455,000	3,517,352
1.13%, 05/15/40	11,700,000	7,457,836
4.38%, 05/15/40	2,194,000	2,172,060
1.13%, 08/15/40	14,350,000	9,050,590

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/15/40	3,744,000	3,491,865
1.38%, 11/15/40	15,200,000	9,919,188
4.25%, 11/15/40	3,553,000	3,455,015
1.88%, 02/15/41	19,700,000	13,853,102
4.75%, 02/15/41	4,292,000	4,405,671
2.25%, 05/15/41	15,200,000	11,265,813
4.38%, 05/15/41	3,944,000	3,875,904
1.75%, 08/15/41	21,150,000	14,357,215
3.75%, 08/15/41	3,817,000	3,469,593
2.00%, 11/15/41	19,000,000	13,348,984
3.13%, 11/15/41	3,844,000	3,203,433
2.38%, 02/15/42	15,400,000	11,414,047
3.13%, 02/15/42	4,082,000	3,388,379
3.00%, 05/15/42	3,998,000	3,245,564
3.25%, 05/15/42	13,100,000	11,011,164
2.75%, 08/15/42	4,191,000	3,263,414
3.38%, 08/15/42	11,700,000	9,970,594
2.75%, 11/15/42	6,358,000	4,925,960
4.00%, 11/15/42	11,400,000	10,543,219
3.13%, 02/15/43	5,286,000	4,316,349
3.88%, 02/15/43	11,450,000	10,394,453
2.88%, 05/15/43	8,881,000	6,960,484
3.88%, 05/15/43	11,300,000	10,237,977
3.63%, 08/15/43	6,417,000	5,601,339
4.38%, 08/15/43	12,850,000	12,406,273
3.75%, 11/15/43	6,150,000	5,447,555
4.75%, 11/15/43	12,150,000	12,281,941
3.63%, 02/15/44	7,027,000	6,100,863
4.50%, 02/15/44	12,150,000	11,885,168
3.38%, 05/15/44	6,294,000	5,254,015
4.63%, 05/15/44	12,500,000	12,411,133
3.13%, 08/15/44	8,132,000	6,514,494
4.13%, 08/15/44	12,300,000	11,420,742
3.00%, 11/15/44	8,436,000	6,603,806
4.63%, 11/15/44	12,700,000	12,586,891
2.50%, 02/15/45	9,832,000	7,046,011
4.75%, 02/15/45	12,200,000	12,280,063
3.00%, 05/15/45	4,434,000	3,452,285
5.00%, 05/15/45	11,600,000	12,050,406
2.88%, 08/15/45	5,832,000	4,433,231
4.88%, 08/15/45	8,300,000	8,486,102
3.00%, 11/15/45	3,782,000	2,927,504
2.50%, 02/15/46	7,591,000	5,358,179
2.50%, 05/15/46	6,732,000	4,733,963
2.25%, 08/15/46	9,078,000	6,056,728
2.88%, 11/15/46	3,719,000	2,784,892
3.00%, 02/15/47	7,634,000	5,829,871
3.00%, 05/15/47	6,038,000	4,598,314
2.75%, 08/15/47	10,280,000	7,453,803
2.75%, 11/15/47	8,878,000	6,418,517
3.00%, 02/15/48	7,800,000	5,890,828
3.13%, 05/15/48	10,320,000	7,960,106
3.00%, 08/15/48	10,428,000	7,842,182
3.38%, 11/15/48	12,300,000	9,882,281
3.00%, 02/15/49	13,776,000	10,318,009
2.88%, 05/15/49	13,300,000	9,704,844
2.25%, 08/15/49	12,100,000	7,726,039
2.38%, 11/15/49	11,300,000	7,395,320
2.00%, 02/15/50	14,898,000	8,912,030
1.25%, 05/15/50	17,450,000	8,565,496
1.38%, 08/15/50	19,800,000	9,960,328
1.63%, 11/15/50	19,700,000	10,574,899
1.88%, 02/15/51	21,650,000	12,369,254
2.38%, 05/15/51	22,200,000	14,286,047
2.00%, 08/15/51	21,250,000	12,452,832
1.88%, 11/15/51	20,450,000	11,573,422
2.25%, 02/15/52	18,600,000	11,539,266
2.88%, 05/15/52	17,700,000	12,631,992
3.00%, 08/15/52	16,500,000	12,070,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/52	17,450,000	15,444,613
3.63%, 02/15/53	16,600,000	13,726,125
3.63%, 05/15/53	16,750,000	13,837,070
4.13%, 08/15/53	18,700,000	16,905,969
4.75%, 11/15/53	19,600,000	19,636,750
4.25%, 02/15/54	21,100,000	19,481,234
4.63%, 05/15/54	20,800,000	20,439,250
4.25%, 08/15/54	20,900,000	19,299,844
4.50%, 11/15/54	21,000,000	20,225,625
4.63%, 02/15/55	22,650,000	22,269,551
4.75%, 05/15/55	23,975,000	24,055,541
4.75%, 08/15/55	14,700,000	14,753,977
U.S. Treasury Notes
1.13%, 10/31/26	23,200,000	22,568,797
1.63%, 10/31/26	6,584,000	6,440,618
4.13%, 10/31/26	23,375,000	23,478,635
2.00%, 11/15/26	15,032,000	14,751,031
4.63%, 11/15/26	14,500,000	14,643,584
1.25%, 11/30/26	17,000,000	16,528,184
1.63%, 11/30/26	6,286,000	6,139,654
4.25%, 11/30/26	23,600,000	23,743,812
4.38%, 12/15/26	14,200,000	14,312,602
1.25%, 12/31/26	17,000,000	16,496,973
1.75%, 12/31/26	5,990,000	5,849,726
4.25%, 12/31/26	20,900,000	21,037,564
4.00%, 01/15/27	15,100,000	15,158,689
1.50%, 01/31/27	23,000,000	22,354,023
4.13%, 01/31/27	20,665,000	20,778,819
2.25%, 02/15/27	12,626,000	12,387,783
4.13%, 02/15/27	15,865,000	15,959,508
1.13%, 02/28/27	2,400,000	2,316,656
1.88%, 02/28/27	16,000,000	15,607,812
4.13%, 02/28/27	20,700,000	20,826,949
4.25%, 03/15/27	16,500,000	16,635,996
0.63%, 03/31/27	6,100,000	5,833,840
2.50%, 03/31/27	14,500,000	14,258,144
3.88%, 03/31/27	20,000,000	20,061,719
4.50%, 04/15/27	17,000,000	17,212,168
0.50%, 04/30/27	9,150,000	8,713,052
2.75%, 04/30/27	14,300,000	14,104,492
3.75%, 04/30/27	21,000,000	21,031,992
2.38%, 05/15/27	16,320,000	15,994,875
4.50%, 05/15/27	11,000,000	11,145,019
0.50%, 05/31/27	8,700,000	8,262,621
2.63%, 05/31/27	13,450,000	13,228,811
3.88%, 05/31/27	19,000,000	19,067,168
4.63%, 06/15/27	17,800,000	18,085,426
0.50%, 06/30/27	10,400,000	9,853,188
3.25%, 06/30/27	14,500,000	14,407,393
3.75%, 06/30/27	15,000,000	15,028,125
4.38%, 07/15/27	17,500,000	17,722,510
0.38%, 07/31/27	12,600,000	11,881,160
2.75%, 07/31/27	14,000,000	13,782,617
3.88%, 07/31/27	21,000,000	21,087,773
2.25%, 08/15/27	12,672,000	12,359,655
3.75%, 08/15/27	17,300,000	17,337,844
0.50%, 08/31/27	10,500,000	9,899,121
3.13%, 08/31/27	13,500,000	13,376,865
3.63%, 08/31/27	19,800,000	19,800,387
3.38%, 09/15/27	16,500,000	16,426,524
0.38%, 09/30/27	13,700,000	12,853,918
3.50%, 09/30/27	19,000,000	18,960,664
4.13%, 09/30/27	13,500,000	13,631,309
3.88%, 10/15/27	16,800,000	16,885,969
0.50%, 10/31/27	13,200,000	12,383,766
4.13%, 10/31/27	13,000,000	13,133,555
2.25%, 11/15/27	13,474,000	13,101,886
4.13%, 11/15/27	16,900,000	17,075,602
0.63%, 11/30/27	14,500,000	13,609,043

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 11/30/27	13,000,000	13,070,586
4.00%, 12/15/27	16,900,000	17,041,274
0.63%, 12/31/27	16,000,000	14,979,375
3.88%, 12/31/27	12,500,000	12,570,313
4.25%, 01/15/28	17,200,000	17,436,500
0.75%, 01/31/28	17,550,000	16,436,672
3.50%, 01/31/28	12,500,000	12,468,262
2.75%, 02/15/28	16,822,000	16,492,131
4.25%, 02/15/28	16,500,000	16,735,899
1.13%, 02/29/28	18,300,000	17,259,187
4.00%, 02/29/28	13,000,000	13,116,289
3.88%, 03/15/28	17,000,000	17,108,906
1.25%, 03/31/28	16,600,000	15,670,141
3.63%, 03/31/28	12,650,000	12,655,436
3.75%, 04/15/28	17,000,000	17,053,789
1.25%, 04/30/28	18,000,000	16,959,375
3.50%, 04/30/28	12,800,000	12,765,500
2.88%, 05/15/28	19,170,000	18,815,056
3.75%, 05/15/28	16,900,000	16,956,113
1.25%, 05/31/28	18,505,000	17,399,037
3.63%, 05/31/28	12,500,000	12,503,418
3.88%, 06/15/28	18,000,000	18,119,531
1.25%, 06/30/28	16,500,000	15,484,219
4.00%, 06/30/28	12,700,000	12,826,504
3.88%, 07/15/28	19,600,000	19,729,391
1.00%, 07/31/28	18,000,000	16,737,891
4.13%, 07/31/28	12,500,000	12,667,481
2.88%, 08/15/28	18,368,000	18,000,640
3.63%, 08/15/28	24,000,000	24,002,813
1.13%, 08/31/28	18,100,000	16,858,453
4.38%, 08/31/28	13,400,000	13,674,805
3.38%, 09/15/28	16,000,000	15,891,875
1.25%, 09/30/28	17,750,000	16,559,502
4.63%, 09/30/28	14,500,000	14,908,945
1.38%, 10/31/28	19,500,000	18,225,645
4.88%, 10/31/28	16,000,000	16,573,125
3.13%, 11/15/28	17,714,000	17,446,906
1.50%, 11/30/28	17,500,000	16,388,477
4.38%, 11/30/28	17,050,000	17,422,303
1.38%, 12/31/28	16,500,000	15,364,336
3.75%, 12/31/28	17,000,000	17,057,109
1.75%, 01/31/29	15,800,000	14,867,430
4.00%, 01/31/29	18,000,000	18,198,281
2.63%, 02/15/29	17,166,000	16,614,140
1.88%, 02/28/29	15,000,000	14,150,977
4.25%, 02/28/29	19,250,000	19,619,209
2.38%, 03/31/29	13,900,000	13,319,566
4.13%, 03/31/29	20,000,000	20,307,031
2.88%, 04/30/29	13,200,000	12,852,469
4.63%, 04/30/29	21,000,000	21,673,477
2.38%, 05/15/29	14,658,000	14,023,011
2.75%, 05/31/29	13,000,000	12,593,750
4.50%, 05/31/29	20,550,000	21,130,377
3.25%, 06/30/29	12,500,000	12,315,430
4.25%, 06/30/29	20,500,000	20,911,602
2.63%, 07/31/29	11,000,000	10,589,219
4.00%, 07/31/29	21,000,000	21,236,250
1.63%, 08/15/29	15,166,000	14,073,574
3.13%, 08/31/29	11,400,000	11,167,992
3.63%, 08/31/29	22,500,000	22,449,024
3.50%, 09/30/29	21,000,000	20,855,625
3.88%, 09/30/29	11,000,000	11,077,344
4.00%, 10/31/29	10,500,000	10,620,176
4.13%, 10/31/29	20,400,000	20,728,312
1.75%, 11/15/29	9,866,000	9,153,798
3.88%, 11/30/29	9,800,000	9,865,078
4.13%, 11/30/29	21,000,000	21,339,609
3.88%, 12/31/29	10,000,000	10,066,016
4.38%, 12/31/29	21,000,000	21,547,969
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 01/31/30	10,500,000	10,413,047
4.25%, 01/31/30	20,775,000	21,218,092
1.50%, 02/15/30	16,998,000	15,504,035
4.00%, 02/28/30	30,500,000	30,859,805
3.63%, 03/31/30	10,500,000	10,458,574
4.00%, 03/31/30	21,000,000	21,242,812
3.50%, 04/30/30	10,200,000	10,103,977
3.88%, 04/30/30	20,500,000	20,632,930
0.63%, 05/15/30	23,905,000	20,784,277
3.75%, 05/31/30	11,000,000	11,009,023
4.00%, 05/31/30	20,400,000	20,641,453
3.75%, 06/30/30	10,750,000	10,756,719
3.88%, 06/30/30	20,800,000	20,929,188
3.88%, 07/31/30	22,600,000	22,738,602
4.00%, 07/31/30	10,000,000	10,114,453
0.63%, 08/15/30	30,500,000	26,301,484
3.63%, 08/31/30	24,500,000	24,378,457
4.13%, 08/31/30	10,500,000	10,677,598
3.63%, 09/30/30	20,500,000	20,396,699
4.63%, 09/30/30	10,500,000	10,915,488
4.88%, 10/31/30	11,500,000	12,090,723
0.88%, 11/15/30	32,300,000	28,013,941
4.38%, 11/30/30	11,800,000	12,136,023
3.75%, 12/31/30	11,250,000	11,240,772
4.00%, 01/31/31	11,600,000	11,723,703
1.13%, 02/15/31	30,600,000	26,748,703
4.25%, 02/28/31	13,500,000	13,806,387
4.13%, 03/31/31	12,500,000	12,704,102
4.63%, 04/30/31	13,000,000	13,535,742
1.63%, 05/15/31	30,300,000	26,987,121
4.63%, 05/31/31	12,900,000	13,430,613
4.25%, 06/30/31	13,000,000	13,286,406
4.13%, 07/31/31	12,500,000	12,692,871
1.25%, 08/15/31	33,400,000	28,896,219
3.75%, 08/31/31	13,025,000	12,966,998
3.63%, 09/30/31	12,225,000	12,083,648
4.13%, 10/31/31	12,200,000	12,381,094
1.38%, 11/15/31	32,300,000	27,964,734
4.13%, 11/30/31	12,500,000	12,680,664
4.50%, 12/31/31	12,500,000	12,936,035
4.38%, 01/31/32	12,750,000	13,104,609
1.88%, 02/15/32	30,800,000	27,333,797
4.13%, 02/29/32	12,500,000	12,670,898
4.13%, 03/31/32	12,500,000	12,668,457
4.00%, 04/30/32	12,500,000	12,575,195
2.88%, 05/15/32	29,900,000	28,115,344
4.13%, 05/31/32	12,800,000	12,965,000
4.00%, 06/30/32	12,000,000	12,064,688
4.00%, 07/31/32	13,000,000	13,063,984
2.75%, 08/15/32	29,500,000	27,430,391
3.88%, 08/31/32	13,350,000	13,313,496
3.88%, 09/30/32	9,500,000	9,469,570
4.13%, 11/15/32	29,700,000	30,048,047
3.50%, 02/15/33	29,000,000	28,159,453
3.38%, 05/15/33	29,600,000	28,436,813
3.88%, 08/15/33	32,500,000	32,238,477
4.50%, 11/15/33	34,740,000	35,926,045
4.00%, 02/15/34	36,000,000	35,915,625
4.38%, 05/15/34	37,000,000	37,864,297
3.88%, 08/15/34	36,750,000	36,195,879
4.25%, 11/15/34	37,100,000	37,531,867
4.63%, 02/15/35	37,050,000	38,511,737
4.25%, 05/15/35	38,000,000	38,359,219
4.25%, 08/15/35	25,650,000	25,860,410
Total Treasuries (Cost $4,116,437,176)		4,075,048,732

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 4.2% OF NET ASSETS

Agency 1.2%
Foreign 0.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	580,000	586,635
4.75%, 05/21/27	100,000	101,545
3.63%, 09/09/27	350,000	349,419
4.25%, 03/01/28	500,000	506,205
4.00%, 05/28/28	500,000	503,750
4.13%, 01/18/29	460,000	465,451
3.75%, 09/05/29	150,000	149,884
4.50%, 01/24/30	500,000	514,070
3.75%, 09/10/30	440,000	438,909
		3,615,868
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	360,000	323,222
4.10%, 06/15/51 (a)	100,000	72,571
Export Development Canada
3.00%, 05/25/27	1,350,000	1,333,436
3.88%, 02/14/28	1,245,000	1,250,777
4.13%, 02/13/29	980,000	993,318
4.00%, 06/20/30	600,000	605,748
4.75%, 06/05/34	350,000	366,037
		4,945,109
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	296,937
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26 (i)	1,010,000	982,084
4.38%, 03/01/27 (i)	1,275,000	1,286,322
3.00%, 05/20/27 (i)	1,765,000	1,745,691
4.00%, 06/28/27 (i)	870,000	874,663
3.50%, 08/27/27 (i)	500,000	498,450
3.75%, 02/15/28 (i)	820,000	821,632
2.88%, 04/03/28 (i)	1,185,000	1,163,006
3.88%, 05/15/28 (i)	535,000	537,916
3.88%, 06/15/28 (i)	1,000,000	1,005,600
3.50%, 08/09/28 (i)	880,000	876,383
4.00%, 03/15/29 (i)	1,075,000	1,085,965
1.75%, 09/14/29 (i)	895,000	831,240
4.63%, 03/18/30 (i)	1,175,000	1,217,500
3.75%, 07/15/30 (i)	1,745,000	1,743,778
0.75%, 09/30/30 (i)	530,000	457,740
4.75%, 10/29/30 (i)	815,000	850,835
4.13%, 07/15/33 (i)	1,100,000	1,105,126
4.38%, 02/28/34 (i)	770,000	786,124
3.28%, 04/18/36 (i)(j)	660,000	422,671
3.51%, 06/29/37 (i)(j)	665,000	402,458
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (i)	60,000	60,206
2.50%, 11/15/27 (i)	500,000	487,855
4.63%, 04/17/29 (i)	500,000	515,065
4.13%, 05/28/30 (i)	400,000	406,360
0.88%, 09/03/30 (i)	850,000	739,389
5.00%, 10/24/33 (i)	565,000	600,454
		21,504,513
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	600,000	589,308
2.88%, 06/01/27	750,000	737,940
2.88%, 07/21/27	300,000	294,786
4.38%, 10/05/27	450,000	454,689
2.75%, 11/16/27	475,000	464,583
4.63%, 07/19/28	460,000	469,761
3.25%, 07/20/28	620,000	610,675
3.50%, 10/31/28	550,000	545,001
2.13%, 02/16/29	545,000	514,883
2.00%, 10/17/29	400,000	371,600
1.25%, 01/21/31	600,000	521,850
1.88%, 04/15/31	1,200,000	1,074,624
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	196,136
2.75%, 04/27/27	710,000	696,666
3.38%, 06/12/28	525,000	517,913
1.00%, 07/22/30	370,000	321,874
1.75%, 04/28/31	350,000	309,092
		8,691,381
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	150,000	148,191
7.25%, 09/23/27	475,000	504,906
3.63%, 09/10/28 (a)	285,000	282,649
3.13%, 04/06/30 (a)	550,000	527,686
2.38%, 05/22/30 (a)	300,000	277,752
3.63%, 04/06/40 (a)	200,000	170,570
5.10%, 08/17/40	245,000	246,343
4.25%, 11/23/41	275,000	249,417
3.95%, 05/15/43	240,000	205,037
4.80%, 11/08/43	260,000	247,681
3.25%, 11/18/49 (a)	475,000	341,121
3.70%, 04/06/50 (a)	425,000	331,113
		3,532,466
Philippines 0.0%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	250,000	269,198
Republic of Korea 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	550,000	530,909
4.63%, 01/11/27	280,000	282,394
1.63%, 01/18/27	345,000	335,064
2.38%, 04/21/27	500,000	488,510
4.25%, 09/15/27	200,000	201,274
4.13%, 10/17/27	350,000	351,502
5.00%, 01/11/28	520,000	532,173
4.50%, 01/11/29	250,000	253,793
4.88%, 01/14/30	400,000	413,704
1.25%, 09/21/30	300,000	263,223
2.13%, 01/18/32	550,000	486,068
5.13%, 01/11/33	300,000	313,725
4.63%, 01/11/34 (c)	250,000	254,190
5.25%, 01/14/35	200,000	212,672
2.50%, 06/29/41	200,000	146,218
Korea Development Bank
2.00%, 09/12/26	150,000	147,179
5.38%, 10/23/26	400,000	405,468
4.13%, 10/16/27	390,000	391,591
4.38%, 02/15/28	675,000	681,952
4.88%, 02/03/30	400,000	414,036
1.63%, 01/19/31	480,000	425,342

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 10/25/31	250,000	222,740
4.25%, 09/08/32	200,000	199,916
4.38%, 02/15/33	380,000	379,913
5.63%, 10/23/33	200,000	216,644
		8,550,200
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	562,247
3.88%, 08/04/27	400,000	400,820
3.75%, 05/08/28	500,000	500,210
4.13%, 06/14/28	755,000	762,376
4.25%, 02/01/29	300,000	304,239
4.88%, 10/04/30	700,000	731,794
		3,261,686
		54,667,358
U.S. 0.6%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	3,000,000	2,993,820
4.13%, 03/20/29	1,000,000	1,013,090
4.00%, 04/01/30	1,000,000	1,009,160
Federal Home Loan Banks
4.00%, 10/09/26	2,000,000	2,005,500
1.25%, 12/21/26	500,000	485,650
4.13%, 01/15/27	2,500,000	2,513,750
4.75%, 04/09/27	2,000,000	2,032,100
4.25%, 12/10/27	2,000,000	2,024,700
4.00%, 06/30/28	5,000,000	5,049,150
3.25%, 11/16/28	5,000,000	4,950,250
4.75%, 12/08/28	2,000,000	2,064,140
4.13%, 06/14/30	1,000,000	1,015,600
4.75%, 03/10/34	2,000,000	2,075,600
5.50%, 07/15/36	1,900,000	2,081,792
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	555,920
6.75%, 03/15/31	1,564,000	1,788,074
6.25%, 07/15/32	700,000	795,277
Federal National Mortgage Association
0.75%, 10/08/27	6,000,000	5,667,900
7.13%, 01/15/30	527,000	597,449
7.25%, 05/15/30	1,000,000	1,148,270
0.88%, 08/05/30	1,000,000	873,850
6.63%, 11/15/30	2,700,000	3,053,754
5.63%, 07/15/37	1,500,000	1,658,415
Private Export Funding Corp.
4.50%, 02/07/27 (d)	175,000	175,931
3.90%, 10/15/27	180,000	179,944
1.40%, 07/15/28	200,000	186,822
4.30%, 12/15/28	150,000	151,392
4.60%, 02/15/34	150,000	151,613
Tennessee Valley Authority
2.88%, 02/01/27	500,000	494,315
5.25%, 09/15/39	750,000	792,750
4.63%, 09/15/60	100,000	89,674
		49,675,652
		104,343,010

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	70,000	81,969
9.38%, 04/15/30	300,000	365,610
9.50%, 11/15/30	30,000	37,361
Province of Alberta
3.30%, 03/15/28	690,000	682,093
1.30%, 07/22/30	950,000	843,248
4.50%, 01/24/34	360,000	364,021
Province of British Columbia
4.70%, 01/24/28	1,050,000	1,071,577
4.80%, 11/15/28	610,000	628,099
4.90%, 04/24/29	575,000	595,941
3.90%, 08/27/30	1,000,000	1,000,120
1.30%, 01/29/31	700,000	611,128
4.20%, 07/06/33	275,000	273,078
4.75%, 06/12/34	500,000	512,955
4.80%, 06/11/35	750,000	767,745
7.25%, 09/01/36	340,000	416,752
Province of Manitoba
1.50%, 10/25/28	180,000	168,115
4.30%, 07/27/33	260,000	258,812
4.90%, 05/31/34	350,000	362,212
Province of New Brunswick
3.63%, 02/24/28	390,000	387,913
Province of Ontario
3.10%, 05/19/27	725,000	717,090
1.05%, 05/21/27	550,000	526,284
4.20%, 01/18/29	645,000	653,533
3.70%, 09/17/29	200,000	199,208
2.00%, 10/02/29	385,000	359,332
4.70%, 01/15/30	750,000	774,997
3.90%, 09/04/30	500,000	500,105
1.13%, 10/07/30	490,000	428,338
1.60%, 02/25/31	600,000	531,840
1.80%, 10/14/31	530,000	466,204
2.13%, 01/21/32	475,000	422,351
5.05%, 04/24/34	450,000	472,468
4.85%, 06/11/35	900,000	927,351
Province of Quebec
2.75%, 04/12/27	645,000	634,674
3.63%, 04/13/28	1,000,000	996,550
4.50%, 04/03/29	855,000	874,990
7.50%, 09/15/29	608,000	688,493
1.35%, 05/28/30	575,000	513,475
1.90%, 04/21/31	375,000	335,468
4.50%, 09/08/33	300,000	303,324
4.25%, 09/05/34	600,000	593,616
4.63%, 08/28/35	600,000	606,672
Province of Saskatchewan
3.25%, 06/08/27	300,000	296,955
		22,252,067
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	119,889
American Municipal Power, Inc.
6.45%, 02/15/44	100,000	106,782
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	321,146

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	317,673
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	345,729
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	285,359
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	110,158
Board of Regents of the University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	56,829
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	10,000	9,431
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	96,371
RB Series E
2.90%, 11/01/51 (a)	100,000	71,006
Series B
2.72%, 11/01/52	400,000	261,904
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,477
Charlotte-Mecklenburg Hospital Authority
3.20%, 01/15/51 (a)	75,000	52,065
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	167,445
Series C
4.47%, 01/01/49	150,000	131,770
Series C
4.57%, 01/01/54	50,000	43,702
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	408,269	456,054
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	183,019	204,552
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	105,803
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	218,214
City of New York
6.29%, 02/01/45 (a)	100,000	106,860
6.39%, 02/01/55 (a)	200,000	213,173
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	210,061
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	96,847
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	191,046
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	98,849
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	115,000	118,077
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,874
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	160,988
RB Series 2012
4.43%, 02/01/42	210,000	203,392
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	167,693
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	159,787
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	69,038
RB Series A
2.99%, 06/01/42	20,000	15,280
Series A
4.14%, 06/01/38	215,000	202,226
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,540
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	404,600
RB Series 2022 A
3.77%, 07/15/29	150,000	149,571
Series H
2.90%, 09/01/49	300,000	204,577
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	208,675
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	25,731
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	392,771
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	122,314
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	32,190
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	239,406
Series B
6.00%, 12/01/44	300,000	316,021
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	118,181
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	150,797

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	105,847
RB Series A
4.09%, 11/01/51	25,000	20,557
RB Series C
2.84%, 11/01/46 (a)	35,000	25,538
Series A
2.99%, 11/01/38	175,000	150,758
Series A
3.14%, 11/01/45	105,000	80,183
Series C
3.09%, 11/01/40 (a)	205,000	166,325
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	351,729
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	162,175
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	53,379
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	305,000	316,450
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	102,805
Series A
3.92%, 01/15/53 (a)	125,000	96,215
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	100,000	74,352
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	78,333
RB Series B
2.75%, 06/01/34 (a)	100,000	89,309
RB Series B
3.00%, 06/01/46	125,000	111,869
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	201,151
Series B
3.24%, 10/01/52 (a)	300,000	210,092
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	115,385	122,016
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,076
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	43,886
JobsOhio Beverage System
Series B
4.53%, 01/01/35	200,000	200,680
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	39,245
RB Series K
2.77%, 05/01/51	30,000	21,136
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	95,704
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	266,471
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31 (a)	103,737	105,541
RB Series 2022 A
4.48%, 08/01/39 (a)	300,000	290,108
RB Series 2023
5.05%, 12/01/34 (a)	200,000	207,699
RB Series A
4.15%, 02/01/33 (a)	200,000	199,041
RB Series A1
5.20%, 12/01/39 (a)	100,000	102,774
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	295,454
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	108,747
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	151,752
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	77,850
RB Series D
3.20%, 07/01/50	100,000	68,170
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	52,416
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,775
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	240,000	263,865
RB Series 2010
6.67%, 11/15/39	40,000	43,813
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	370,144
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	90,000	108,465
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	261,290
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	296,039
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	22,716
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	130,000	97,254

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	244,000	265,682
RB (Build America Bonds) Series A
6.64%, 04/01/57	241,000	263,499
RB Series B
7.06%, 04/01/57	35,000	39,519
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	542,678
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	55,524
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	603,570
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	753,788
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	102,308
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	263,916
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	257,485
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	309,930
New York State Dormitory Authority
5.23%, 07/01/35	150,000	156,176
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	207,454
RB Series 2009F
5.63%, 03/15/39	200,000	207,122
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	391,180
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	500,000	495,664
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	73,613
Oklahoma Development Finance Authority
4.62%, 06/01/44	150,000	145,822
RB Series 2022
4.38%, 11/01/45 (a)	45,000	43,408
RB Series 2022
4.71%, 05/01/52 (a)	150,000	138,084
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	190,036
Port Authority of New York & New Jersey
5.65%, 11/01/40	200,000	214,605
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	256,853
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	464,898
Consolidated Bonds 174th Series
4.46%, 10/01/62	925,000	787,982
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	192,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 182
5.31%, 08/01/46 (a)	380,000	377,370
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	76,545
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	75,000	74,026
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	334,939
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	107,929
RB Series 2022 Q
4.56%, 05/15/53	200,000	172,429
RB Series N
3.71%, 05/15/20 (a)	30,000	19,233
Series N
3.01%, 05/15/50 (a)	235,000	156,553
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	204,794
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	31,187
Series P
3.92%, 05/01/19 (a)	150,000	102,413
Series R
3.27%, 05/01/43	100,000	81,981
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	123,002
RB Series 2017B
3.59%, 01/01/43	300,000	258,541
RB Series B
3.82%, 01/01/48	250,000	202,101
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,667
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	307,600
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	345,000	358,957
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	183,339
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	375,000	348,441
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	312,895
Series A
1.71%, 07/01/27	350,000	336,861
Series A
2.15%, 07/01/30	350,000	319,375
State of California
4.50%, 04/01/33 (a)	10,000	10,038
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,054,646

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,210,070
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	936,046
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	722,999
GO Bonds
7.60%, 11/01/40	600,000	735,730
GO Bonds Series 2010
7.63%, 03/01/40	100,000	121,136
GO Bonds Series 2019
2.38%, 10/01/26	175,000	172,504
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	95,314
GO Bonds Series 2023
6.00%, 03/01/33	100,000	109,596
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	197,404
GO Bonds Series 2024
5.13%, 09/01/29	150,000	156,518
GO Bonds Series A
3.05%, 04/01/29	200,000	194,558
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	430,389
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	178,571	194,821
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,871,618	1,895,988
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	77,169
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	165,568	169,227
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	518,861
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	188,859
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,183
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	195,593
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,817
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	264,801	273,207
RB Series 2023
5.17%, 04/01/41 (a)	750,000	766,658
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	341,321
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Nations Development Corp.
6.54%, 08/01/55 (a)	100,000	106,076
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	249,988
RB Series 2019 BD
3.35%, 07/01/29	200,000	196,204
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	96,154
RB Series AD
4.86%, 05/15/12	400,000	341,785
RB Series BG
1.61%, 05/15/30 (a)	250,000	226,200
RB Series BJ
3.07%, 05/15/51 (a)	250,000	164,661
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	110,476
Series B
2.44%, 04/01/40 (a)	430,000	322,052
University of Minnesota
RB Series 2022
4.05%, 04/01/52	135,000	110,382
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	161,416
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	235,705
Series B
2.58%, 11/01/51 (a)	325,000	203,493
Series C
4.18%, 09/01/17 (a)	150,000	114,367
		39,902,986
		62,155,053

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	1,565,000	1,569,992
4.63%, 04/30/29	1,000,000	1,030,800
4.00%, 03/18/30	500,000	505,375
		3,106,167
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	610,000	600,051
3.24%, 02/06/28 (a)	625,000	614,681
2.45%, 01/31/31 (a)	375,000	340,643
2.55%, 01/27/32 (a)	600,000	535,296
2.55%, 07/27/33 (a)	870,000	749,113
3.50%, 01/31/34 (a)	620,000	568,782
4.95%, 01/05/36 (a)	650,843	654,598
5.65%, 01/13/37 (a)	500,000	526,610
3.10%, 05/07/41 (a)	950,000	728,128
3.63%, 10/30/42	345,000	280,930
3.50%, 01/25/50 (a)	750,000	549,465
4.00%, 01/31/52 (a)	500,000	395,580
5.33%, 01/05/54 (a)	230,000	223,898
3.10%, 01/22/61 (a)	820,000	510,983
3.25%, 09/21/71 (a)	450,000	281,507
		7,560,265

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	592,590
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	425,000	420,657
4.55%, 01/11/28 (a)	285,000	287,619
4.10%, 04/24/28	300,000	300,354
4.75%, 02/11/29	400,000	407,304
3.40%, 09/18/29	375,000	365,670
2.85%, 02/14/30	605,000	571,767
3.85%, 10/15/30	695,000	681,955
1.85%, 03/12/31	425,000	372,636
2.15%, 07/28/31 (a)	270,000	238,148
3.55%, 03/31/32 (a)	440,000	415,426
4.65%, 09/20/32 (a)	275,000	276,353
4.85%, 01/11/33 (a)	420,000	424,175
4.70%, 02/10/34 (a)	240,000	239,666
4.75%, 09/10/34 (a)	300,000	299,481
4.35%, 01/11/48	700,000	606,284
5.35%, 02/11/49	300,000	299,694
3.70%, 10/30/49	550,000	421,564
3.50%, 02/14/50	350,000	257,779
4.20%, 10/15/50	500,000	413,305
3.05%, 03/12/51	605,000	406,977
5.65%, 01/11/53 (a)	215,000	218,148
5.10%, 02/10/54 (a)	285,000	272,651
5.15%, 09/10/54 (a)(c)	200,000	192,388
3.20%, 09/23/61 (a)(c)	220,000	141,310
4.45%, 04/15/70	275,000	224,403
3.35%, 03/12/71	300,000	197,070
		8,952,784
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	341,985
5.38%, 03/12/29	200,000	205,696
5.38%, 02/19/30	750,000	773,610
2.75%, 07/03/30	615,000	567,645
5.50%, 03/12/34	935,000	960,628
5.63%, 02/19/35	900,000	930,519
4.50%, 01/30/43	500,000	435,770
4.13%, 01/17/48	425,000	330,437
3.88%, 07/03/50	620,000	446,797
5.75%, 03/12/54	905,000	856,845
4.50%, 04/03/20	380,000	276,477
State of Israel
2.50%, 01/15/30	520,000	479,768
3.38%, 01/15/50	1,560,000	1,038,788
		7,644,965
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	669,809
5.38%, 06/15/33	504,000	534,260
4.00%, 10/17/49	750,000	565,455
3.88%, 05/06/51	765,000	551,389
		2,320,913
Mexico 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	745,000	744,352
3.75%, 01/11/28	660,000	653,657
5.40%, 02/09/28 (a)	450,000	461,601
4.50%, 04/22/29	955,000	959,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/16/30 (a)	800,000	757,088
4.75%, 03/22/31 (a)	250,000	248,543
2.66%, 05/24/31 (a)	1,050,000	937,807
8.30%, 08/15/31	350,000	421,113
4.75%, 04/27/32 (a)	760,000	744,952
5.85%, 07/02/32 (a)	1,000,000	1,036,040
7.50%, 04/08/33	455,000	519,469
4.88%, 05/19/33 (a)	500,000	485,030
3.50%, 02/12/34 (a)	905,000	787,676
6.75%, 09/27/34	650,000	712,595
6.35%, 02/09/35 (a)	800,000	846,416
5.63%, 09/22/35 (a)	500,000	498,130
6.00%, 05/07/36 (a)	300,000	308,028
6.88%, 05/13/37 (a)	1,200,000	1,297,104
6.63%, 01/29/38 (a)	810,000	853,780
6.05%, 01/11/40	850,000	858,755
4.28%, 08/14/41 (a)	855,000	696,697
4.75%, 03/08/44	1,225,000	1,024,516
5.55%, 01/21/45	850,000	796,663
4.60%, 01/23/46	900,000	724,401
4.35%, 01/15/47	450,000	348,674
4.60%, 02/10/48	600,000	476,148
4.50%, 01/31/50 (a)	725,000	561,955
5.00%, 04/27/51 (a)	1,050,000	865,651
4.40%, 02/12/52 (a)	750,000	562,830
6.34%, 05/04/53 (a)	480,000	468,269
6.40%, 05/07/54 (a)	800,000	784,192
7.38%, 05/13/55 (a)	750,000	826,927
3.77%, 05/24/61 (a)	875,000	555,144
5.75%, 10/12/10	750,000	644,340
		23,468,490
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	400,000	434,560
3.88%, 03/17/28 (a)	415,000	409,269
9.38%, 04/01/29	400,000	456,528
3.16%, 01/23/30 (a)	485,000	452,127
7.50%, 03/01/31 (a)	200,000	220,592
2.25%, 09/29/32 (a)	850,000	690,948
3.30%, 01/19/33 (a)	300,000	258,750
6.40%, 02/14/35 (a)	500,000	518,875
6.70%, 01/26/36	650,000	688,408
6.88%, 01/31/36 (a)(c)	260,000	277,553
8.00%, 03/01/38 (a)	200,000	228,652
4.50%, 05/15/47 (a)	500,000	387,500
4.50%, 04/16/50 (a)	800,000	605,592
4.30%, 04/29/53	700,000	514,899
6.85%, 03/28/54 (a)(c)	200,000	203,826
4.50%, 04/01/56 (a)	800,000	588,152
7.88%, 03/01/57 (a)	200,000	226,050
3.87%, 07/23/60 (a)(c)	1,040,000	673,962
4.50%, 01/19/63 (a)	475,000	346,455
		8,182,698
Peru 0.1%
Peru Government International Bonds
2.78%, 01/23/31 (a)	920,000	850,641
1.86%, 12/01/32 (a)	375,000	310,294
8.75%, 11/21/33	700,000	882,203
3.00%, 01/15/34 (a)	705,000	613,188
5.38%, 02/08/35 (a)	400,000	408,452
5.50%, 03/30/36 (a)	503,000	513,699
6.55%, 03/14/37	400,000	445,372
3.30%, 03/11/41 (a)	375,000	292,519
5.63%, 11/18/50	800,000	790,464
3.55%, 03/10/51 (a)	465,000	333,703

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 08/08/54 (a)	480,000	483,067
6.20%, 06/30/55 (a)	400,000	417,600
2.78%, 12/01/60 (a)	730,000	410,515
3.60%, 01/15/72 (a)	345,000	220,834
3.23%, 07/28/21 (a)	375,000	211,140
		7,183,691
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	197,460
3.00%, 02/01/28	650,000	634,588
4.63%, 07/17/28 (c)	285,000	289,426
3.75%, 01/14/29	525,000	518,149
9.50%, 02/02/30	600,000	723,882
2.46%, 05/05/30	350,000	325,896
7.75%, 01/14/31	550,000	641,982
1.65%, 06/10/31	535,000	466,397
1.95%, 01/06/32	200,000	173,632
6.38%, 01/15/32	350,000	388,346
3.56%, 09/29/32	300,000	285,411
5.61%, 04/13/33	260,000	278,613
5.00%, 07/17/33	425,000	439,110
5.25%, 05/14/34	255,000	266,712
6.38%, 10/23/34	450,000	507,505
5.50%, 02/04/35	400,000	425,392
4.75%, 03/05/35	415,000	418,034
5.00%, 01/13/37	500,000	507,980
3.95%, 01/20/40	730,000	655,284
3.70%, 03/01/41	500,000	426,365
3.70%, 02/02/42	650,000	544,687
2.95%, 05/05/45	520,000	372,902
2.65%, 12/10/45	590,000	398,840
3.20%, 07/06/46	350,000	256,176
4.20%, 03/29/47	100,000	85,526
5.95%, 10/13/47	275,000	295,999
5.50%, 01/17/48	470,000	480,646
5.60%, 05/14/49	200,000	205,038
5.90%, 02/04/50	200,000	212,738
		11,422,716
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	695,000	718,790
4.63%, 03/18/29 (a)	500,000	509,285
5.75%, 11/16/32 (a)	600,000	641,970
4.88%, 10/04/33 (a)	925,000	936,072
5.13%, 09/18/34 (a)	840,000	858,195
5.38%, 02/12/35 (a)	900,000	933,381
5.50%, 04/04/53 (a)	805,000	777,308
5.50%, 03/18/54 (a)	1,000,000	965,420
		6,340,421
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	266,349
3.50%, 09/20/28	235,000	232,594
2.50%, 06/19/29	475,000	452,608
1.00%, 09/16/30	470,000	410,080
3.88%, 09/20/48	200,000	169,740
		1,531,371
Uruguay 0.0%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	188,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay Government International Bonds
4.38%, 10/27/27	560,000	564,116
4.38%, 01/23/31 (a)	795,000	806,011
5.75%, 10/28/34 (a)	420,000	451,538
7.63%, 03/21/36	425,000	517,829
5.44%, 02/14/37 (a)	440,000	461,318
4.13%, 11/20/45	390,000	345,056
5.10%, 06/18/50	1,000,000	949,830
4.98%, 04/20/55	850,000	776,738
		5,060,682
		93,367,753

Supranational* 1.3%
African Development Bank
4.63%, 01/04/27	740,000	747,681
4.13%, 02/25/27	625,000	628,219
4.38%, 11/03/27	700,000	709,933
4.38%, 03/14/28	625,000	635,113
3.88%, 06/12/28	805,000	809,186
3.50%, 09/18/29	605,000	599,700
5.75%, 05/07/34 (a)(b)(k)	280,000	282,086
5.88%, 05/07/35 (a)(b)(k)	200,000	199,942
4.50%, 06/12/35	365,000	373,399
Arab Energy Fund
1.48%, 10/06/26 (d)	290,000	281,816
Asian Development Bank
2.63%, 01/12/27	500,000	492,960
4.13%, 01/12/27	595,000	597,636
1.50%, 01/20/27	1,335,000	1,296,979
3.13%, 08/20/27	700,000	693,070
2.50%, 11/02/27	988,000	964,782
4.38%, 01/14/28	1,630,000	1,655,167
2.75%, 01/19/28	690,000	676,110
3.75%, 04/25/28	1,000,000	1,001,930
1.25%, 06/09/28	300,000	281,583
5.82%, 06/16/28	675,000	711,173
4.50%, 08/25/28	1,190,000	1,216,953
3.13%, 09/26/28	105,000	103,375
4.88%, 09/26/28 (a)	220,000	221,740
4.38%, 03/06/29	855,000	873,502
1.88%, 03/15/29	550,000	517,704
4.95%, 04/12/29 (a)	160,000	160,419
3.63%, 08/28/29	510,000	508,383
1.75%, 09/19/29	1,150,000	1,067,027
1.88%, 01/24/30	1,000,000	925,820
4.13%, 05/30/30	620,000	629,343
3.75%, 08/28/30	880,000	878,768
0.75%, 10/08/30	985,000	849,178
1.50%, 03/04/31	530,000	469,713
3.13%, 04/27/32	210,000	199,968
3.88%, 09/28/32	600,000	596,244
4.00%, 01/12/33	400,000	399,672
3.88%, 06/14/33	425,000	420,397
4.13%, 01/12/34	650,000	651,918
4.38%, 03/22/35	500,000	508,440
Asian Infrastructure Investment Bank
3.75%, 09/14/27	675,000	675,986
4.00%, 01/18/28	645,000	649,483
3.63%, 09/15/28	590,000	589,351
4.13%, 01/18/29	765,000	775,373
4.50%, 01/16/30	610,000	627,806
4.25%, 03/13/34	300,000	303,537
4.50%, 05/21/35	300,000	308,181
Corp. Andina de Fomento
2.25%, 02/08/27	375,000	366,068
6.00%, 04/26/27	600,000	617,586

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/24/29	885,000	911,594
5.00%, 01/22/30	500,000	517,970
Council of Europe Development Bank
4.63%, 06/11/27	300,000	304,323
4.13%, 01/24/29	620,000	628,172
4.50%, 01/15/30	450,000	463,136
European Bank for Reconstruction & Development
4.38%, 03/09/28	750,000	762,030
4.13%, 01/25/29	385,000	390,259
4.25%, 03/13/34	500,000	505,285
European Investment Bank
0.75%, 10/26/26	925,000	895,548
1.38%, 03/15/27	1,655,000	1,600,716
4.38%, 03/19/27	1,300,000	1,312,207
2.38%, 05/24/27	667,000	653,100
0.63%, 10/21/27	330,000	310,494
3.25%, 11/15/27	1,245,000	1,234,965
3.88%, 03/15/28	1,170,000	1,176,107
3.88%, 06/15/28	500,000	502,880
4.50%, 10/16/28	1,000,000	1,023,990
4.00%, 02/15/29	750,000	757,567
1.75%, 03/15/29	1,075,000	1,009,586
4.75%, 06/15/29	1,825,000	1,891,120
1.63%, 10/09/29	230,000	212,327
3.75%, 11/15/29	1,000,000	1,001,270
4.50%, 03/14/30	1,765,000	1,819,168
0.88%, 05/17/30	355,000	312,034
3.63%, 07/15/30	1,200,000	1,192,668
0.75%, 09/23/30	500,000	431,960
3.88%, 10/15/30	1,180,000	1,184,921
1.25%, 02/14/31	1,440,000	1,262,347
1.63%, 05/13/31	570,000	507,089
4.38%, 10/10/31	1,250,000	1,284,312
4.25%, 08/16/32	1,805,000	1,834,981
3.75%, 02/14/33	1,650,000	1,625,761
4.13%, 02/13/34	1,120,000	1,124,850
4.63%, 02/12/35	900,000	932,967
4.88%, 02/15/36	390,000	412,047
Inter-American Development Bank
1.50%, 01/13/27	775,000	753,161
4.38%, 02/01/27	730,000	735,804
2.38%, 07/07/27	1,305,000	1,276,277
0.63%, 09/16/27	775,000	730,802
4.00%, 01/12/28	110,000	110,771
1.13%, 07/20/28	1,035,000	965,520
3.13%, 09/18/28	1,440,000	1,418,414
4.13%, 02/15/29	825,000	836,426
2.25%, 06/18/29	1,425,000	1,353,650
3.50%, 09/14/29	750,000	744,000
4.50%, 02/15/30	1,370,000	1,411,264
3.75%, 06/14/30	500,000	499,555
1.13%, 01/13/31	725,000	632,048
3.63%, 09/17/31	100,000	98,534
3.50%, 04/12/33	800,000	772,552
4.50%, 09/13/33	765,000	787,315
4.38%, 07/17/34	85,000	86,580
4.38%, 07/16/35	1,000,000	1,013,100
3.88%, 10/28/41	240,000	215,974
3.20%, 08/07/42	280,000	229,704
4.38%, 01/24/44	250,000	236,433
5.13%, 09/11/54 (a)	50,000	48,458
Inter-American Investment Corp.
4.13%, 02/15/28	550,000	554,224
4.75%, 09/19/28	350,000	359,307
4.25%, 02/14/29	330,000	334,475
4.25%, 04/01/30	300,000	304,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Bank for Reconstruction & Development
1.88%, 10/27/26	415,000	406,488
3.13%, 06/15/27	1,025,000	1,015,570
2.50%, 11/22/27	1,040,000	1,015,498
0.75%, 11/24/27	2,000,000	1,880,720
1.38%, 04/20/28	1,635,000	1,544,699
3.63%, 05/05/28	1,010,000	1,009,253
3.50%, 07/12/28	1,100,000	1,095,127
4.63%, 08/01/28	1,010,000	1,035,826
4.40%, 08/14/28 (a)	100,000	100,035
1.13%, 09/13/28	1,075,000	999,395
3.63%, 09/21/29	815,000	812,131
3.88%, 10/16/29	1,350,000	1,357,438
1.75%, 10/23/29	1,165,000	1,079,151
3.88%, 02/14/30	1,300,000	1,306,383
4.13%, 03/20/30	1,500,000	1,522,455
0.88%, 05/14/30	1,470,000	1,291,248
4.00%, 07/25/30	500,000	504,825
0.75%, 08/26/30	1,200,000	1,038,396
4.00%, 01/10/31	1,500,000	1,511,955
1.25%, 02/10/31	1,470,000	1,286,941
4.50%, 04/10/31	900,000	928,836
1.63%, 11/03/31	1,435,000	1,258,036
4.63%, 01/15/32	2,010,000	2,086,862
2.50%, 03/29/32	1,000,000	917,660
4.00%, 05/06/32	1,620,000	1,623,645
4.75%, 11/14/33	1,005,000	1,051,431
5.10%, 04/05/34 (a)	410,000	416,228
3.88%, 08/28/34	1,055,000	1,036,200
4.50%, 08/28/34 (a)	50,000	49,688
4.70%, 11/08/34 (a)	260,000	261,199
4.75%, 02/15/35	320,000	334,013
4.38%, 08/27/35	1,480,000	1,500,069
International Finance Corp.
0.75%, 10/08/26	800,000	775,608
4.38%, 01/15/27	500,000	503,655
4.50%, 01/21/28	500,000	509,095
4.50%, 07/13/28	600,000	613,002
4.25%, 07/02/29	180,000	183,326
3.88%, 07/02/30	620,000	622,951
0.75%, 08/27/30	500,000	432,620
Nordic Investment Bank
3.38%, 09/08/27	200,000	198,982
4.38%, 03/14/28	1,050,000	1,067,020
3.75%, 08/28/28	300,000	300,864
3.75%, 05/09/30	400,000	399,860
		117,133,515
Total Government Related (Cost $394,715,934)		376,999,331

SECURITIZED 26.1% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,968,919
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	96,334	95,098
4.26%, 06/01/38	175,000	168,203
4.45%, 12/01/49	400,000	357,988
4.67%, 12/01/53	300,000	266,118
		887,407

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	214,041	206,432
2.86%, 03/01/35	45,000	41,433
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	205,000	175,115
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	72,623
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	109,528
5.10%, 06/01/54	315,000	298,727
		903,858
		3,760,184

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	984,434
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	583,637
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	983,514
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	756,538
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	641,290
Series 2024-BNK47, Class A5
5.72%, 06/15/57 (a)	1,750,000	1,864,000
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)(l)	1,600,000	1,698,061
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,144,121
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,955,310
Series 2022-C18, Class A5
5.71%, 12/15/55 (a)(l)	2,657,000	2,819,396
Series 2023-C20, Class A5
5.58%, 07/15/56 (a)	3,642,858	3,831,127
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	5,200,000	5,602,334
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	2,300,000	2,469,849
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,080,359
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,066,378
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,786,648
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,456,431
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,559,366
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	996,977
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,633,080
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	8,700,000	9,262,815
Series 2025-5C9, Class A3
5.78%, 04/15/58 (a)	1,100,000	1,155,028
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,701,093
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,586,936
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,510,656
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	494,304
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	660,000	626,688
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	2,870	2,852
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,098,282
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	100,000	99,144
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K053, Class A2
3.00%, 12/25/25 (a)	624,764	622,093
Series K054, Class A2
2.75%, 01/25/26 (a)	255,889	254,468
Series K055, Class A2
2.67%, 03/25/26 (a)	706,458	701,287
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	741,211
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	498,122	494,786
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	256,084
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	105,990
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	308,000	304,222
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,708,031
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,485,476
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,119,881
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,181,214
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	2,100,000	2,107,799
Series K084, Class A2
3.78%, 10/25/28 (a)(l)	2,000,000	1,992,116
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	900,000	903,421
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,549,788
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,582,361
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,957,081
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	789,456
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	473,351
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	762,830
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,091,742

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,776,667
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,359,340
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,084,231
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	886,114
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	889,399
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,854,797
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,049,946
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,546,621
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	483,359
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,345,821
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	4,200,000	4,081,010
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,720,612
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	805,543
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,692,422
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	397,156
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	1,500,000	1,564,744
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	666,187
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,049,790
Federal National Mortgage Association-ACES
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,486,604	1,470,791
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	361,260
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,284,197
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	603,328	601,374
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	335,662	334,846
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	246,615
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,277,903
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,692,075
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,717,793
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,514,797
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,284,620
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	471,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	867,333	865,386
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	498,520
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,994,122
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	148,235
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,529,976
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,965,435
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,357,193
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,492,638
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,229,187	1,222,721
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	975,955
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,800,994
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	760,605
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	699,992
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,674,480
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	1,800,000	1,727,005
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,482,813
		166,342,553

Mortgage-Backed Securities Pass-Through 24.3%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	546,320	474,753
1.50%, 08/01/35 to 08/01/51 (a)	56,164,314	46,232,995
2.00%, 01/01/28 to 04/01/52 (a)	231,197,454	191,656,059
2.50%, 04/01/27 to 05/01/52 (a)	146,464,578	125,913,005
3.00%, 08/01/26 to 06/01/53 (a)	75,949,192	68,862,166
3.50%, 01/01/26 to 02/01/53 (a)	46,552,767	43,593,704
4.00%, 04/01/26 to 10/01/52 (a)	25,291,102	24,395,133
4.50%, 05/01/34 to 09/01/52 (a)	16,868,547	16,691,911
5.00%, 11/01/33 to 11/01/54 (a)	28,617,778	28,702,278
5.50%, 09/01/32 to 07/01/55 (a)	60,730,260	61,617,513
6.00%, 07/01/33 to 09/01/55 (a)	66,478,070	68,420,983
6.50%, 12/01/33 to 08/01/55 (a)	32,510,449	33,841,045
7.00%, 12/01/53 to 01/01/54 (a)	4,621,837	4,850,795
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,054,624	921,414
1.50%, 09/01/35 to 04/01/51 (a)	43,346,159	36,434,503
2.00%, 04/01/28 to 05/01/52 (a)	245,818,965	205,370,656
2.50%, 07/01/27 to 05/01/52 (a)	170,599,152	147,255,001
3.00%, 12/01/25 to 06/01/52 (a)	101,503,770	92,278,926
3.50%, 10/01/25 to 07/01/52 (a)	66,353,585	62,353,496
4.00%, 02/01/26 to 09/01/52 (a)	47,449,159	45,827,163
4.50%, 03/01/30 to 09/01/52 (a)	29,001,322	28,697,504
5.00%, 09/01/33 to 07/01/55 (a)	57,556,352	57,565,386
5.50%, 07/01/29 to 09/01/55 (a)	67,250,323	68,248,379
6.00%, 04/01/35 to 07/01/55 (a)	70,960,883	72,890,412
6.50%, 08/01/34 to 09/01/55 (a)	27,915,039	29,025,207
7.00%, 12/01/53 to 09/01/55 (a)	7,443,271	7,801,306
7.50%, 11/01/53 to 08/01/54 (a)	1,148,394	1,216,369

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,311,365	1,038,249
2.00%, 04/20/36 to 04/20/52 (a)	90,898,174	75,348,650
2.50%, 03/20/27 to 06/20/52 (a)	93,751,589	80,878,569
3.00%, 01/20/27 to 06/20/52 (a)	68,031,388	61,409,187
3.50%, 09/20/32 to 08/20/55 (a)	53,969,761	50,174,793
4.00%, 06/15/39 to 10/20/52 (a)	31,888,025	30,510,231
4.50%, 01/20/39 to 07/20/55 (a)	37,747,582	36,984,444
4.50%, 09/20/55 (a)(g)	1,100,000	1,067,279
5.00%, 03/20/33 to 09/20/55 (a)	53,355,791	53,352,765
5.50%, 10/20/33 to 09/20/55 (a)	64,404,275	65,095,493
6.00%, 10/15/36 to 09/20/55 (a)	41,254,468	42,127,237
6.50%, 10/20/52 to 09/20/55 (a)	15,607,931	16,083,500
7.00%, 01/20/53 to 12/20/54 (a)	2,603,542	2,685,897
7.50%, 12/20/53 (a)	173,583	179,271
Government National Mortgage Association, TBA
4.00%, 10/20/55 (a)(g)	5,000,000	4,702,805
4.50%, 10/20/55 (a)(g)	3,000,000	2,909,964
Uniform Mortgage-Backed Security, TBA
3.50%, 10/14/55 (a)(g)	13,000,000	11,884,424
4.00%, 10/14/55 (a)(g)	26,500,000	24,980,901
4.50%, 10/14/55 (a)(g)	28,500,000	27,649,061
5.00%, 10/14/55 (a)(g)	17,500,000	17,357,664
5.50%, 10/15/54 (a)(g)	12,000,000	12,102,000
		2,189,660,446
Total Securitized (Cost $2,541,532,084)		2,359,763,183

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (m)	158,874,483	158,874,483
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (m)(n)	6,689,485	6,689,485
		165,563,968
Total Short-Term Investments (Cost $165,563,968)		165,563,968
Total Investments in Securities (Cost $9,453,006,912)		9,110,369,819

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $6,323,987.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,737,031 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/25	FACE AMOUNT AT 9/30/25	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.45%, 02/13/26	$88,727	$—	($89,154 )	($1,762 )	$2,417	($228 )	$—	$—	$535
0.90%, 03/11/26	349,354	—	(352,939)	(10,760)	14,023	322	—	—	821
1.15%, 05/13/26	248,358	—	(252,218)	(7,437)	11,153	144	—	—	1,254
5.88%, 08/24/26	300,322	—	(299,499)	3,966	(4,406)	(383)	—	—	10,913

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/25	FACE AMOUNT AT 9/30/25	INTEREST INCOME EARNED
3.20%, 03/02/27	$184,093	$—	($24,463 )	($445 )	$6,231	($2,114 )	$163,302	$165,000	$4,213
2.45%, 03/03/27	424,943	14,499	(48,211)	234	7,679	2,111	401,255	410,000	7,775
3.30%, 04/01/27	203,975	9,905	—	—	6,122	(2,061)	217,941	220,000	5,221
3.20%, 01/25/28	181,900	—	—	—	5,659	(854)	186,705	190,000	4,560
2.00%, 03/20/28	306,998	—	—	—	13,266	(192)	320,072	335,000	5,025
4.00%, 02/01/29	169,705	—	(24,649)	223	6,741	(2,005)	150,015	150,000	4,817
5.64%, 05/19/29	331,771	—	—	—	5,941	(40)	337,672	325,000	13,755
3.25%, 05/22/29	154,613	9,756	—	—	6,249	(602)	170,016	175,000	4,045
2.75%, 10/01/29	122,888	—	—	—	5,865	(498)	128,255	135,000	2,784
6.20%, 11/17/29	364,810	—	—	—	8,028	(1,232)	371,606	350,000	16,265
4.63%, 03/22/30	139,802	—	—	—	4,876	(1,762)	142,916	140,000	4,856
1.65%, 03/11/31	180,308	—	(20,797)	(989)	10,445	835	169,802	195,000	2,496
2.30%, 05/13/31	178,649	8,926	—	—	10,734	(184)	198,125	220,000	3,654
1.95%, 12/01/31	200,041	4,065	(20,764)	241	11,478	370	195,431	225,000	3,382
2.90%, 03/03/32	250,184	—	(22,063)	89	12,645	960	241,815	265,000	6,086
5.85%, 05/19/34	386,192	10,783	—	—	15,894	(438)	412,431	385,000	16,494
6.14%, 08/24/34	393,742	—	—	—	15,326	(194)	408,874	375,000	17,258
Total	$5,161,375	$57,934	($1,154,757 )	($16,640 )	$176,366	($8,045 )	$4,216,233		$136,209

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$2,132,994,605	$—	$2,132,994,605
Treasuries [1]	—	4,075,048,732	—	4,075,048,732
Government Related [1]	—	376,999,331	—	376,999,331
Securitized [1]	—	2,359,763,183	—	2,359,763,183
Short-Term Investments [1]	165,563,968	—	—	165,563,968
Total	$165,563,968	$8,944,805,851	$—	$9,110,369,819

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 42.4%
Banking 31.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,948
7.10%, 11/15/27 (a)	140,000	147,326
2.20%, 11/02/28 (a)	205,000	191,577
5.74%, 05/15/29 (a)(b)	100,000	102,397
6.99%, 06/13/29 (a)(b)	155,000	163,714
6.85%, 01/03/30 (a)(b)	155,000	164,143
5.54%, 01/17/31 (a)(b)	115,000	117,359
American Express Co.
1.65%, 11/04/26 (a)	300,000	292,584
2.55%, 03/04/27 (a)	425,000	416,768
3.30%, 05/03/27 (a)	260,000	257,509
5.85%, 11/05/27 (a)	400,000	414,552
5.10%, 02/16/28 (a)(b)	345,000	349,716
5.04%, 07/26/28 (a)(b)	235,000	239,127
4.73%, 04/25/29 (a)(b)	340,000	345,375
4.05%, 05/03/29 (a)	195,000	195,556
4.35%, 07/20/29 (a)(b)	325,000	326,937
5.28%, 07/27/29 (a)(b)	340,000	350,798
5.53%, 04/25/30 (a)(b)	270,000	282,255
5.09%, 01/30/31 (a)(b)	275,000	283,572
5.02%, 04/25/31 (a)(b)	320,000	329,293
American Express Credit Corp.
3.30%, 05/03/27 (a)	150,000	148,559
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	60,000	62,204
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	250,000	251,442
4.75%, 01/18/27	300,000	303,288
4.90%, 07/16/27	265,000	269,537
4.62%, 12/16/29	250,000	255,320
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,924
5.38%, 03/13/29	200,000	206,858
Banco Santander SA
4.25%, 04/11/27	200,000	200,348
5.29%, 08/18/27	400,000	407,856
6.53%, 11/07/27 (a)(b)	200,000	204,954
3.80%, 02/23/28	200,000	198,174
5.55%, 03/14/28 (a)(b)	200,000	203,632
4.18%, 03/24/28 (a)(b)	400,000	399,552
4.38%, 04/12/28	200,000	200,728
5.37%, 07/15/28 (a)(b)	400,000	408,240
5.59%, 08/08/28	400,000	415,700
6.61%, 11/07/28	200,000	214,108
3.31%, 06/27/29	200,000	193,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.57%, 01/17/30	200,000	208,892
5.54%, 03/14/30 (a)(b)	200,000	207,286
3.49%, 05/28/30	200,000	192,536
Bank of America Corp.
4.25%, 10/22/26	425,000	425,671
3.25%, 10/21/27 (a)	545,000	537,953
4.18%, 11/25/27 (a)	440,000	440,365
3.82%, 01/20/28 (a)(b)	445,000	443,073
2.55%, 02/04/28 (a)(b)	400,000	391,876
3.71%, 04/24/28 (a)(b)	490,000	486,825
4.38%, 04/27/28 (a)(b)	465,000	466,827
3.59%, 07/21/28 (a)(b)	395,000	391,528
4.95%, 07/22/28 (a)(b)	580,000	588,398
6.20%, 11/10/28 (a)(b)	480,000	500,472
3.42%, 12/20/28 (a)(b)	1,225,000	1,205,902
4.98%, 01/24/29 (a)(b)	485,000	494,142
3.97%, 03/05/29 (a)(b)	625,000	622,194
5.20%, 04/25/29 (a)(b)	670,000	686,857
4.62%, 05/09/29 (a)(b)	515,000	521,458
2.09%, 06/14/29 (a)(b)	580,000	549,446
4.27%, 07/23/29 (a)(b)	625,000	627,162
5.82%, 09/15/29 (a)(b)	565,000	590,922
3.97%, 02/07/30 (a)(b)	640,000	635,475
3.19%, 07/23/30 (a)(b)	525,000	505,963
2.88%, 10/22/30 (a)(b)	405,000	384,438
5.16%, 01/24/31 (a)(b)	610,000	629,855
2.50%, 02/13/31 (a)(b)	785,000	726,918
2.59%, 04/29/31 (a)(b)	630,000	584,086
1.90%, 07/23/31 (a)(b)	575,000	513,791
Bank of Montreal
5.27%, 12/11/26	250,000	253,557
2.65%, 03/08/27	265,000	260,182
5.37%, 06/04/27	30,000	30,682
4.70%, 09/14/27 (a)	150,000	151,917
5.20%, 02/01/28 (a)	200,000	204,962
4.06%, 09/22/28 (a)(b)	160,000	159,837
5.72%, 09/25/28 (a)	275,000	287,427
5.00%, 01/27/29 (a)(b)	175,000	178,414
4.64%, 09/10/30 (a)(b)	200,000	202,786
4.35%, 09/22/31 (a)(b)	210,000	209,110
3.80%, 12/15/32 (a)(b)	205,000	201,484
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	254,207
Bank of New York Mellon Corp.
1.05%, 10/15/26 (a)	75,000	72,842
2.05%, 01/26/27 (a)	150,000	146,504
3.25%, 05/16/27 (a)	175,000	173,451
3.40%, 01/29/28 (a)	155,000	153,348
3.44%, 02/07/28 (a)(b)	345,000	342,723
3.85%, 04/28/28	280,000	280,658
4.44%, 06/09/28 (a)(b)	190,000	191,330
3.99%, 06/13/28 (a)(b)	145,000	144,977

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 07/14/28 (a)	60,000	56,594
4.89%, 07/21/28 (a)(b)	75,000	76,174
5.80%, 10/25/28 (a)(b)	220,000	227,852
3.00%, 10/30/28 (a)	105,000	101,887
1.90%, 01/25/29 (a)	70,000	65,487
4.54%, 02/01/29 (a)(b)	150,000	151,706
3.85%, 04/26/29 (a)	110,000	109,699
3.30%, 08/23/29 (a)	175,000	169,482
6.32%, 10/25/29 (a)(b)	200,000	212,962
4.98%, 03/14/30 (a)(b)	230,000	236,454
4.60%, 07/26/30 (a)(b)	60,000	61,015
4.94%, 02/11/31 (a)(b)	250,000	256,920
Bank of Nova Scotia
5.35%, 12/07/26	175,000	177,606
1.95%, 02/02/27	150,000	146,288
2.95%, 03/11/27	200,000	197,094
5.40%, 06/04/27	185,000	189,272
5.25%, 06/12/28	135,000	139,350
4.40%, 09/08/28 (a)(b)	295,000	296,631
4.04%, 09/15/28 (a)(b)	170,000	169,759
4.93%, 02/14/29 (a)(b)	265,000	269,494
5.45%, 08/01/29	165,000	172,234
4.85%, 02/01/30	265,000	271,347
5.13%, 02/14/31 (a)(b)	175,000	179,932
4.34%, 09/15/31 (a)(b)	180,000	178,771
Bank OZK
2.75%, 10/01/31 (a)(b)(c)	115,000	106,818
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	50,043
Barclays PLC
2.28%, 11/24/27 (a)(b)	380,000	371,591
4.34%, 01/10/28 (a)	330,000	330,106
5.67%, 03/12/28 (a)(b)	220,000	224,310
4.84%, 05/09/28 (a)	385,000	387,237
5.50%, 08/09/28 (a)(b)	325,000	332,059
4.84%, 09/10/28 (a)(b)	200,000	202,116
7.39%, 11/02/28 (a)(b)	350,000	371,458
5.09%, 02/25/29 (a)(b)	260,000	264,714
4.97%, 05/16/29 (a)(b)	440,000	446,728
6.49%, 09/13/29 (a)(b)	290,000	307,197
4.48%, 11/11/29 (a)(b)	300,000	300,597
5.69%, 03/12/30 (a)(b)	360,000	374,227
5.09%, 06/20/30 (a)(b)	280,000	283,749
4.94%, 09/10/30 (a)(b)	275,000	279,202
5.37%, 02/25/31 (a)(b)	435,000	448,711
2.65%, 06/24/31 (a)(b)	200,000	184,132
3.56%, 09/23/35 (a)(b)	200,000	187,256
BPCE SA
3.38%, 12/02/26	250,000	248,065
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	185,000	188,471
3.45%, 04/07/27 (a)	225,000	223,340
5.24%, 06/28/27	210,000	214,261
4.86%, 01/13/28 (a)(b)	215,000	216,830
5.00%, 04/28/28 (a)	290,000	296,800
4.24%, 09/08/28 (a)(b)	180,000	180,346
5.99%, 10/03/28 (a)	165,000	173,717
4.86%, 03/30/29 (a)(b)	300,000	304,707
5.26%, 04/08/29 (a)	240,000	248,530
4.63%, 09/11/30 (a)(b)	130,000	131,560
5.25%, 01/13/31 (a)(b)	215,000	222,028
4.58%, 09/08/31 (a)(b)	210,000	210,821
Capital One Financial Corp.
3.75%, 03/09/27 (a)	345,000	343,078
3.65%, 05/11/27 (a)	190,000	188,613
7.15%, 10/29/27 (a)(b)	280,000	288,378
1.88%, 11/02/27 (a)(b)	405,000	394,717
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 01/31/28 (a)	275,000	272,891
4.93%, 05/10/28 (a)(b)	290,000	293,126
5.47%, 02/01/29 (a)(b)	265,000	271,781
6.31%, 06/08/29 (a)(b)	355,000	372,462
5.70%, 02/01/30 (a)(b)	225,000	233,683
3.27%, 03/01/30 (a)(b)	245,000	236,325
5.25%, 07/26/30 (a)(b)	200,000	205,538
5.46%, 07/26/30 (a)(b)	180,000	186,386
4.49%, 09/11/31 (a)(b)	360,000	357,174
Citibank NA
5.49%, 12/04/26 (a)	475,000	482,595
4.58%, 05/29/27 (a)	525,000	529,893
4.88%, 11/19/27 (a)(b)	395,000	398,109
5.80%, 09/29/28 (a)	470,000	493,115
4.84%, 08/06/29 (a)	385,000	394,483
4.91%, 05/29/30 (a)	500,000	513,750
Citigroup, Inc.
3.20%, 10/21/26 (a)	615,000	609,828
4.30%, 11/20/26	250,000	250,545
4.45%, 09/29/27	755,000	758,254
3.89%, 01/10/28 (a)(b)	650,000	647,601
6.63%, 01/15/28	110,000	116,474
3.07%, 02/24/28 (a)(b)	545,000	536,738
4.64%, 05/07/28 (a)(b)	440,000	443,023
4.66%, 05/24/28 (a)(b)	315,000	317,416
3.67%, 07/24/28 (a)(b)	510,000	505,578
4.13%, 07/25/28	350,000	349,713
3.52%, 10/27/28 (a)(b)	425,000	419,415
4.79%, 03/04/29 (a)(b)	475,000	481,265
4.08%, 04/23/29 (a)(b)	515,000	513,743
5.17%, 02/13/30 (a)(b)	600,000	615,852
3.98%, 03/20/30 (a)(b)	585,000	578,044
4.54%, 09/19/30 (a)(b)	610,000	613,056
2.98%, 11/05/30 (a)(b)	510,000	483,026
2.67%, 01/29/31 (a)(b)	470,000	437,236
4.41%, 03/31/31 (a)(b)	845,000	843,851
4.95%, 05/07/31 (a)(b)	425,000	433,054
2.57%, 06/03/31 (a)(b)	770,000	708,723
4.50%, 09/11/31 (a)(b)	630,000	630,384
5.59%, 11/19/34 (a)(b)	280,000	286,910
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	250,000	251,517
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	290,000	302,363
2.50%, 02/06/30 (a)	150,000	137,732
3.25%, 04/30/30 (a)	100,000	94,630
5.25%, 03/05/31 (a)(b)	175,000	179,394
Comerica, Inc.
4.00%, 02/01/29 (a)	145,000	143,261
5.98%, 01/30/30 (a)(b)	215,000	223,740
Commonwealth Bank of Australia
4.58%, 11/27/26	250,000	251,837
4.42%, 03/14/28	250,000	252,947
Cooperatieve Rabobank UA
5.50%, 10/05/26	250,000	253,885
5.04%, 03/05/27	250,000	253,995
4.49%, 10/17/29	250,000	254,635
Deutsche Bank AG
5.37%, 09/09/27	155,000	158,994
2.31%, 11/16/27 (a)(b)	395,000	386,488
2.55%, 01/07/28 (a)(b)	405,000	396,211
5.71%, 02/08/28 (a)(b)	230,000	234,186
5.37%, 01/10/29 (a)(b)	210,000	214,544
6.72%, 01/18/29 (a)(b)	310,000	325,624
5.41%, 05/10/29	255,000	265,567
6.82%, 11/20/29 (a)(b)	315,000	337,031
5.00%, 09/11/30 (a)(b)	255,000	258,812

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 05/09/31 (a)(b)	235,000	240,760
5.88%, 07/08/31 (a)(b)	200,000	207,150
4.95%, 08/04/31 (a)(b)	350,000	353,328
3.55%, 09/18/31 (a)(b)	300,000	284,487
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	97,666
1.71%, 11/01/27 (a)(b)	120,000	116,678
3.95%, 03/14/28 (a)	275,000	273,839
4.06%, 04/25/28 (a)(b)	190,000	189,396
6.36%, 10/27/28 (a)(b)	220,000	229,387
6.34%, 07/27/29 (a)(b)	240,000	252,967
4.77%, 07/28/30 (a)(b)	300,000	303,468
4.90%, 09/06/30 (a)(b)	130,000	132,158
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	110,000	111,670
5.60%, 09/05/35 (a)(b)	130,000	129,806
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	150,000	154,508
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	115,000	119,413
FNB Corp.
5.72%, 12/11/30 (a)(b)	170,000	173,079
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	560,000	556,500
5.95%, 01/15/27	180,000	184,527
3.85%, 01/26/27 (a)	615,000	613,506
1.95%, 10/21/27 (a)(b)	880,000	859,566
2.64%, 02/24/28 (a)(b)	560,000	548,358
3.62%, 03/15/28 (a)(b)	640,000	635,219
4.94%, 04/23/28 (a)(b)	520,000	526,209
3.69%, 06/05/28 (a)(b)	475,000	471,680
4.48%, 08/23/28 (a)(b)	495,000	498,262
3.81%, 04/23/29 (a)(b)	550,000	545,413
4.22%, 05/01/29 (a)(b)	745,000	746,028
6.48%, 10/24/29 (a)(b)	580,000	617,439
2.60%, 02/07/30 (a)	395,000	370,123
3.80%, 03/15/30 (a)	430,000	423,180
5.73%, 04/25/30 (a)(b)	555,000	580,724
5.05%, 07/23/30 (a)(b)	500,000	512,790
4.69%, 10/23/30 (a)(b)	540,000	547,171
5.21%, 01/28/31 (a)(b)	540,000	557,577
5.22%, 04/23/31 (a)(b)	630,000	651,622
HSBC Holdings PLC
4.38%, 11/23/26	200,000	200,256
2.25%, 11/22/27 (a)(b)	215,000	210,139
4.04%, 03/13/28 (a)(b)	460,000	458,763
5.60%, 05/17/28 (a)(b)	395,000	403,370
4.76%, 06/09/28 (a)(b)	430,000	433,767
5.21%, 08/11/28 (a)(b)	490,000	498,492
2.01%, 09/22/28 (a)(b)	510,000	488,845
7.39%, 11/03/28 (a)(b)	525,000	557,797
5.13%, 11/19/28 (a)(b)	300,000	305,430
6.16%, 03/09/29 (a)(b)	400,000	417,196
4.58%, 06/19/29 (a)(b)	685,000	689,768
2.21%, 08/17/29 (a)(b)	605,000	571,205
5.55%, 03/04/30 (a)(b)	165,000	171,242
4.95%, 03/31/30	570,000	584,934
3.97%, 05/22/30 (a)(b)	655,000	645,326
5.29%, 11/19/30 (a)(b)	540,000	557,469
5.13%, 03/03/31 (a)(b)	315,000	322,743
5.24%, 05/13/31 (a)(b)	435,000	447,628
2.85%, 06/04/31 (a)(b)	280,000	260,501
2.36%, 08/18/31 (a)(b)	465,000	421,057
HSBC USA, Inc.
5.29%, 03/04/27	245,000	249,314
4.65%, 06/03/28	200,000	202,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	60,000	60,286
6.21%, 08/21/29 (a)(b)	250,000	263,157
2.55%, 02/04/30 (a)	100,000	92,610
5.27%, 01/15/31 (a)(b)	225,000	231,973
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	252,805
4.55%, 05/17/28 (a)(b)	255,000	256,657
5.65%, 01/10/30 (a)	250,000	261,680
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	52,030
ING Groep NV
3.95%, 03/29/27	335,000	333,868
4.02%, 03/28/28 (a)(b)	255,000	254,345
4.55%, 10/02/28	265,000	267,666
4.86%, 03/25/29 (a)(b)	200,000	202,704
4.05%, 04/09/29	105,000	104,271
5.34%, 03/19/30 (a)(b)	320,000	330,301
5.07%, 03/25/31 (a)(b)	215,000	220,373
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	430,000	425,988
7.63%, 10/15/26	225,000	233,714
4.13%, 12/15/26	395,000	395,399
8.00%, 04/29/27	240,000	254,628
4.25%, 10/01/27	340,000	342,349
6.07%, 10/22/27 (a)(b)	400,000	408,036
3.63%, 12/01/27 (a)	255,000	253,090
5.04%, 01/23/28 (a)(b)	550,000	556,314
3.78%, 02/01/28 (a)(b)	600,000	597,420
2.95%, 02/24/28 (a)(b)	320,000	315,005
5.57%, 04/22/28 (a)(b)	490,000	500,873
4.32%, 04/26/28 (a)(b)	595,000	596,636
3.54%, 05/01/28 (a)(b)	475,000	470,934
2.18%, 06/01/28 (a)(b)	295,000	286,035
4.98%, 07/22/28 (a)(b)	490,000	497,561
4.85%, 07/25/28 (a)(b)	635,000	643,528
4.51%, 10/22/28 (a)(b)	385,000	388,349
3.51%, 01/23/29 (a)(b)	535,000	527,981
4.92%, 01/24/29 (a)(b)	455,000	463,240
4.01%, 04/23/29 (a)(b)	430,000	428,916
2.07%, 06/01/29 (a)(b)	405,000	384,288
4.20%, 07/23/29 (a)(b)	495,000	496,069
5.30%, 07/24/29 (a)(b)	505,000	520,408
6.09%, 10/23/29 (a)(b)	480,000	506,573
4.45%, 12/05/29 (a)(b)	530,000	534,351
5.01%, 01/23/30 (a)(b)	600,000	614,838
5.58%, 04/22/30 (a)(b)	540,000	564,332
3.70%, 05/06/30 (a)(b)	510,000	501,381
4.57%, 06/14/30 (a)(b)	385,000	389,474
5.00%, 07/22/30 (a)(b)	590,000	605,523
8.75%, 09/01/30	120,000	142,793
2.74%, 10/15/30 (a)(b)	750,000	708,525
4.60%, 10/22/30 (a)(b)	490,000	495,939
5.14%, 01/24/31 (a)(b)	495,000	511,404
4.49%, 03/24/31 (a)(b)	700,000	707,049
2.52%, 04/22/31 (a)(b)	505,000	468,554
5.10%, 04/22/31 (a)(b)	590,000	609,936
2.96%, 05/13/31 (a)(b)	645,000	605,313
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	520,000	526,739
KeyBank NA
5.85%, 11/15/27 (a)	255,000	263,147
KeyCorp
2.25%, 04/06/27	160,000	155,514
4.10%, 04/30/28	150,000	149,820
2.55%, 10/01/29	160,000	149,901
5.12%, 04/04/31 (a)(b)	160,000	164,368

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
3.75%, 01/11/27	210,000	209,250
5.46%, 01/05/28 (a)(b)	275,000	279,199
3.75%, 03/18/28 (a)(b)	235,000	233,458
4.38%, 03/22/28	305,000	306,452
4.55%, 08/16/28	290,000	293,103
3.57%, 11/07/28 (a)(b)	350,000	345,471
5.09%, 11/26/28 (a)(b)	270,000	274,849
5.87%, 03/06/29 (a)(b)	240,000	249,096
4.82%, 06/13/29 (a)(b)	375,000	380,302
5.72%, 06/05/30 (a)(b)	305,000	319,030
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	50,319
4.83%, 01/16/29 (a)(b)	145,000	146,801
7.41%, 10/30/29 (a)(b)	190,000	206,486
5.18%, 07/08/31 (a)(b)	150,000	153,642
5.40%, 07/30/35 (a)(b)	150,000	151,349
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	255,000	251,244
4.70%, 01/27/28 (a)	475,000	481,393
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	199,220
3.29%, 07/25/27	200,000	197,654
2.34%, 01/19/28 (a)(b)	325,000	317,463
3.96%, 03/02/28	300,000	299,628
4.08%, 04/19/28 (a)(b)	240,000	239,789
5.02%, 07/20/28 (a)(b)	370,000	375,772
4.05%, 09/11/28	200,000	200,330
5.35%, 09/13/28 (a)(b)	225,000	230,191
5.42%, 02/22/29 (a)(b)	275,000	282,887
3.74%, 03/07/29	370,000	365,564
5.24%, 04/19/29 (a)(b)	200,000	205,168
3.20%, 07/18/29	375,000	361,466
2.56%, 02/25/30	275,000	255,967
2.05%, 07/17/30	280,000	252,913
5.20%, 01/16/31 (a)(b)	275,000	283,698
5.16%, 04/24/31 (a)(b)	200,000	206,176
4.53%, 09/12/31 (a)(b)	210,000	210,905
Mizuho Financial Group, Inc.
3.17%, 09/11/27	215,000	211,687
4.02%, 03/05/28	300,000	300,180
5.41%, 09/13/28 (a)(b)	210,000	215,118
5.67%, 05/27/29 (a)(b)	275,000	285,106
5.78%, 07/06/29 (a)(b)	300,000	312,468
4.25%, 09/11/29 (a)(b)	280,000	280,381
5.38%, 05/26/30 (a)(b)	200,000	206,886
5.38%, 07/10/30 (a)(b)	200,000	207,180
3.15%, 07/16/30 (a)(b)	170,000	162,962
5.10%, 05/13/31 (a)(b)	190,000	195,238
5.74%, 05/27/31 (a)(b)	200,000	210,854
4.71%, 07/08/31 (a)(b)	200,000	202,464
2.20%, 07/10/31 (a)(b)	230,000	207,711
1.98%, 09/08/31 (a)(b)	200,000	178,174
Morgan Stanley
3.63%, 01/20/27	605,000	603,040
3.95%, 04/23/27	400,000	399,188
2.48%, 01/21/28 (a)(b)	460,000	450,280
5.65%, 04/13/28 (a)(b)	305,000	311,923
4.21%, 04/20/28 (a)(b)	435,000	435,478
3.59%, 07/22/28 (a)	500,000	494,820
6.30%, 10/18/28 (a)(b)	420,000	437,594
3.77%, 01/24/29 (a)(b)	610,000	604,821
5.12%, 02/01/29 (a)(b)	490,000	500,515
4.99%, 04/12/29 (a)(b)	430,000	438,591
5.16%, 04/20/29 (a)(b)	480,000	491,400
5.45%, 07/20/29 (a)(b)	420,000	433,999
6.41%, 11/01/29 (a)(b)	405,000	430,483
5.17%, 01/16/30 (a)(b)	480,000	493,488
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.43%, 01/23/30 (a)(b)	635,000	638,181
5.66%, 04/18/30 (a)(b)	555,000	579,975
5.04%, 07/19/30 (a)(b)	500,000	512,670
4.65%, 10/18/30 (a)(b)	630,000	637,075
5.23%, 01/15/31 (a)(b)	610,000	629,825
2.70%, 01/22/31 (a)(b)	780,000	729,167
3.62%, 04/01/31 (a)(b)	615,000	596,864
5.19%, 04/17/31 (a)(b)	500,000	516,455
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	350,000	356,916
4.45%, 10/15/27 (a)(b)	400,000	400,996
4.95%, 01/14/28 (a)(b)	325,000	328,273
5.50%, 05/26/28 (a)(b)	460,000	470,309
4.97%, 07/14/28 (a)(b)	320,000	324,899
5.02%, 01/12/29 (a)(b)	470,000	478,671
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	375,000	377,242
4.73%, 07/18/31 (a)(b)	645,000	654,927
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	250,007
5.09%, 06/11/27	360,000	366,988
4.50%, 10/26/27	250,000	252,842
4.94%, 01/12/28	350,000	357,714
4.90%, 06/13/28	255,000	261,306
4.79%, 01/10/29	250,000	255,875
4.53%, 06/13/30	270,000	274,671
National Bank of Canada
5.60%, 12/18/28	300,000	312,942
4.50%, 10/10/29	300,000	302,757
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	215,000	219,025
3.07%, 05/22/28 (a)(b)	225,000	221,087
5.52%, 09/30/28 (a)(b)	215,000	220,362
4.89%, 05/18/29 (a)(b)	305,000	309,822
5.81%, 09/13/29 (a)(b)	320,000	333,917
5.08%, 01/27/30 (a)(b)	445,000	454,737
4.45%, 05/08/30 (a)(b)	220,000	220,594
4.96%, 08/15/30 (a)(b)	240,000	244,675
5.12%, 05/23/31 (a)(b)	200,000	205,172
6.48%, 06/01/34 (a)(b)	250,000	263,137
Northern Trust Corp.
4.00%, 05/10/27 (a)	210,000	210,407
3.65%, 08/03/28 (a)	130,000	129,267
3.15%, 05/03/29 (a)	125,000	121,431
1.95%, 05/01/30 (a)	150,000	136,785
3.38%, 05/08/32 (a)(b)	120,000	117,690
PNC Bank NA
3.10%, 10/25/27 (a)	260,000	255,713
3.25%, 01/22/28 (a)	250,000	246,173
4.43%, 07/21/28 (a)(b)	250,000	251,310
2.70%, 10/22/29	250,000	235,353
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	205,000	202,304
6.62%, 10/20/27 (a)(b)	260,000	266,401
5.30%, 01/21/28 (a)(b)	210,000	213,140
5.35%, 12/02/28 (a)(b)	200,000	205,160
3.45%, 04/23/29 (a)	310,000	303,636
5.58%, 06/12/29 (a)(b)	520,000	538,850
2.55%, 01/22/30 (a)	410,000	383,457
5.49%, 05/14/30 (a)(b)	355,000	369,701
5.22%, 01/29/31 (a)(b)	200,000	206,734
4.90%, 05/13/31 (a)(b)	280,000	285,970
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	159,367
5.72%, 06/06/30 (a)(b)	145,000	151,168

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
1.40%, 11/02/26	160,000	155,730
4.88%, 01/19/27	255,000	258,073
2.05%, 01/21/27	125,000	122,069
3.63%, 05/04/27	210,000	209,210
4.24%, 08/03/27	535,000	538,312
4.51%, 10/18/27 (a)(b)	200,000	200,782
6.00%, 11/01/27	220,000	228,815
4.90%, 01/12/28	225,000	229,613
4.72%, 03/27/28 (a)(b)	160,000	161,570
5.20%, 08/01/28	245,000	252,759
4.52%, 10/18/28 (a)(b)	180,000	181,597
4.97%, 01/24/29 (a)(b)	365,000	371,340
4.95%, 02/01/29	170,000	174,767
4.50%, 08/06/29 (a)(b)	200,000	201,628
4.97%, 08/02/30 (a)(b)	325,000	332,832
4.65%, 10/18/30 (a)(b)	360,000	364,417
5.15%, 02/04/31 (a)(b)	365,000	376,187
4.97%, 05/02/31 (a)(b)	225,000	230,504
4.70%, 08/06/31 (a)(b)	275,000	278,729
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	165,000	163,459
4.40%, 07/13/27 (a)	200,000	200,620
2.49%, 01/06/28 (a)(b)	190,000	185,446
6.50%, 03/09/29 (a)(b)	225,000	234,801
5.47%, 03/20/29 (a)(b)	180,000	183,602
6.57%, 06/12/29 (a)(b)	115,000	120,581
6.17%, 01/09/30 (a)(b)	245,000	255,346
5.35%, 09/06/30 (a)(b)	250,000	255,217
5.74%, 03/20/31 (a)(b)	190,000	196,300
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	250,000	244,263
3.82%, 11/03/28 (a)(b)	255,000	252,498
6.53%, 01/10/29 (a)(b)	210,000	219,902
4.32%, 09/22/29 (a)(b)	280,000	279,308
4.86%, 09/11/30 (a)(b)	255,000	258,083
5.69%, 04/15/31 (a)(b)	235,000	245,277
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	72,860
State Street Bank & Trust Co.
4.59%, 11/25/26	295,000	297,319
4.78%, 11/23/29	200,000	205,286
State Street Corp.
4.99%, 03/18/27 (a)	200,000	203,192
4.33%, 10/22/27 (a)	100,000	100,969
1.68%, 11/18/27 (a)(b)	125,000	121,771
2.20%, 02/07/28 (a)(b)	160,000	156,168
4.54%, 02/28/28 (a)	250,000	253,242
4.54%, 04/24/28 (a)(b)	150,000	151,284
5.82%, 11/04/28 (a)(b)	180,000	186,476
4.53%, 02/20/29 (a)(b)	180,000	181,960
5.68%, 11/21/29 (a)(b)	205,000	214,852
4.14%, 12/03/29 (a)(b)	140,000	140,475
2.40%, 01/24/30	150,000	140,741
4.73%, 02/28/30 (a)	175,000	178,941
4.83%, 04/24/30 (a)	150,000	154,124
3.15%, 03/30/31 (a)(b)	80,000	76,905
3.03%, 11/01/34 (a)(b)	205,000	192,528
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	350,000	346,430
3.45%, 01/11/27	280,000	278,048
3.36%, 07/12/27	350,000	346,594
3.35%, 10/18/27	225,000	222,208
5.52%, 01/13/28	300,000	309,540
3.54%, 01/17/28	230,000	227,523
5.80%, 07/13/28	200,000	209,010
5.72%, 09/14/28	225,000	235,006
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 09/17/28	290,000	272,406
5.32%, 07/09/29	310,000	321,346
3.04%, 07/16/29	560,000	535,774
2.72%, 09/27/29	220,000	207,810
5.71%, 01/13/30	335,000	353,402
2.75%, 01/15/30	450,000	422,199
2.13%, 07/08/30	250,000	226,378
5.85%, 07/13/30	200,000	212,856
2.14%, 09/23/30	120,000	107,729
4.66%, 07/08/31 (a)(b)	200,000	202,292
Synchrony Financial
3.95%, 12/01/27 (a)	250,000	247,127
5.15%, 03/19/29 (a)	145,000	146,902
5.02%, 07/29/29 (a)(b)	75,000	75,653
5.94%, 08/02/30 (a)(b)	145,000	150,288
5.45%, 03/06/31 (a)(b)	185,000	188,535
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	180,000	187,097
Toronto-Dominion Bank
5.26%, 12/11/26	80,000	81,099
4.57%, 12/17/26	365,000	367,128
1.95%, 01/12/27 (c)	150,000	146,405
2.80%, 03/10/27	295,000	290,159
4.98%, 04/05/27	245,000	248,543
4.11%, 06/08/27	360,000	360,634
4.69%, 09/15/27	335,000	339,466
5.16%, 01/10/28	265,000	271,339
4.86%, 01/31/28	75,000	76,349
4.57%, 06/02/28	150,000	151,989
5.52%, 07/17/28	270,000	280,311
4.99%, 04/05/29	190,000	195,083
4.78%, 12/17/29	220,000	225,047
4.81%, 06/03/30	140,000	143,165
5.15%, 09/10/34 (a)(b)	210,000	213,303
Truist Bank
3.80%, 10/30/26 (a)	255,000	254,311
4.42%, 07/24/28 (a)(b)	250,000	251,155
2.25%, 03/11/30 (a)	310,000	282,804
Truist Financial Corp.
1.13%, 08/03/27 (a)	100,000	94,892
4.12%, 06/06/28 (a)(b)	100,000	100,081
4.87%, 01/26/29 (a)(b)	325,000	329,953
3.88%, 03/19/29 (a)	140,000	137,973
1.89%, 06/07/29 (a)(b)	200,000	188,572
7.16%, 10/30/29 (a)(b)	440,000	476,780
5.44%, 01/24/30 (a)(b)	285,000	295,001
1.95%, 06/05/30 (a)	120,000	108,130
5.07%, 05/20/31 (a)(b)	250,000	256,460
U.S. Bancorp
3.15%, 04/27/27 (a)	345,000	340,801
6.79%, 10/26/27 (a)(b)	115,000	118,104
2.22%, 01/27/28 (a)(b)	320,000	311,843
3.90%, 04/26/28 (a)	105,000	104,857
4.55%, 07/22/28 (a)(b)	360,000	362,747
4.65%, 02/01/29 (a)(b)	335,000	338,772
5.78%, 06/12/29 (a)(b)	405,000	421,621
3.00%, 07/30/29 (a)	205,000	196,281
5.38%, 01/23/30 (a)(b)	355,000	367,201
1.38%, 07/22/30 (a)	250,000	219,428
5.10%, 07/23/30 (a)(b)	260,000	267,511
5.05%, 02/12/31 (a)(b)	250,000	256,490
5.08%, 05/15/31 (a)(b)	235,000	241,674
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	325,000	326,144
4.73%, 05/15/28 (a)(b)	250,000	252,342

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS AG
5.00%, 07/09/27	370,000	376,098
4.86%, 01/10/28 (a)(b)	300,000	302,691
7.50%, 02/15/28	405,000	436,124
5.65%, 09/11/28	250,000	261,407
Webster Financial Corp.
4.10%, 03/25/29 (a)	105,000	102,942
5.78%, 09/11/35 (a)(b)	70,000	70,083
Wells Fargo & Co.
3.00%, 10/23/26	655,000	648,339
4.30%, 07/22/27	505,000	506,894
4.90%, 01/24/28 (a)(b)	460,000	464,292
3.53%, 03/24/28 (a)(b)	800,000	793,000
5.71%, 04/22/28 (a)(b)	710,000	726,877
3.58%, 05/22/28 (a)(b)	695,000	688,953
2.39%, 06/02/28 (a)(b)	700,000	680,512
4.81%, 07/25/28 (a)(b)	565,000	571,853
4.15%, 01/24/29 (a)	470,000	469,967
4.97%, 04/23/29 (a)(b)	530,000	540,118
5.57%, 07/25/29 (a)(b)	850,000	881,050
4.08%, 09/15/29 (a)(b)	320,000	318,877
6.30%, 10/23/29 (a)(b)	590,000	625,205
7.95%, 11/15/29	75,000	84,156
5.20%, 01/23/30 (a)(b)	625,000	644,012
2.88%, 10/30/30 (a)(b)	765,000	724,478
5.24%, 01/24/31 (a)(b)	640,000	662,381
2.57%, 02/11/31 (a)(b)	645,000	599,611
4.48%, 04/04/31 (a)(b)	590,000	593,422
5.15%, 04/23/31 (a)(b)	735,000	758,373
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	520,000	527,644
Westpac Banking Corp.
4.60%, 10/20/26	175,000	176,174
3.35%, 03/08/27	210,000	208,646
4.04%, 08/26/27	150,000	150,528
5.46%, 11/18/27	260,000	268,385
3.40%, 01/25/28	170,000	168,224
5.54%, 11/17/28	235,000	246,085
1.95%, 11/20/28	280,000	263,791
5.05%, 04/16/29	150,000	155,156
2.65%, 01/16/30	170,000	160,604
4.35%, 07/01/30	150,000	151,478
4.32%, 11/23/31 (a)(b)	305,000	304,210
4.11%, 07/24/34 (a)(b)	265,000	259,586
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	74,128
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	250,907
		190,915,384
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	60,000	56,981
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	160,000	167,693
ARES Management Corp.
6.38%, 11/10/28 (a)	95,000	100,502
BGC Group, Inc.
8.00%, 05/25/28 (a)	105,000	112,177
6.60%, 06/10/29 (a)	100,000	104,183
6.15%, 04/02/30 (a)(d)	125,000	128,156
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	165,000	167,246
4.70%, 03/14/29 (a)	110,000	112,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock, Inc.
3.20%, 03/15/27	125,000	123,974
3.25%, 04/30/29 (a)	210,000	205,420
2.40%, 04/30/30 (a)	215,000	200,234
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	240,000	238,306
4.85%, 03/29/29 (a)	230,000	234,009
4.35%, 04/15/30 (a)	110,000	109,965
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	160,000	159,125
Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	130,000	128,662
2.45%, 03/03/27 (a)(e)	300,000	293,601
3.30%, 04/01/27 (a)(e)	125,000	123,830
3.20%, 01/25/28 (a)(e)	140,000	137,572
2.00%, 03/20/28 (a)(e)	250,000	238,860
4.00%, 02/01/29 (a)(e)	115,000	115,011
5.64%, 05/19/29 (a)(b)(e)	245,000	254,552
3.25%, 05/22/29 (a)(e)	120,000	116,582
2.75%, 10/01/29 (a)(e)	88,000	83,603
6.20%, 11/17/29 (a)(b)(e)	260,000	276,050
4.63%, 03/22/30 (a)(e)	90,000	91,875
CME Group, Inc.
3.75%, 06/15/28 (a)	110,000	109,721
4.40%, 03/15/30 (a)	195,000	197,334
Eaton Vance Corp.
3.50%, 04/06/27 (a)	140,000	139,083
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	105,000	103,240
4.00%, 09/15/27 (a)	325,000	325,049
3.63%, 09/01/28 (a)	245,000	242,182
3.75%, 09/21/28 (a)	125,000	123,956
4.35%, 06/15/29 (a)	245,000	247,173
2.10%, 06/15/30 (a)	210,000	190,812
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	156,358
6.45%, 06/08/27	75,000	77,688
5.88%, 07/21/28 (a)	200,000	208,268
4.15%, 01/23/30	200,000	197,608
Lazard Group LLC
4.50%, 09/19/28 (a)	135,000	135,697
4.38%, 03/11/29 (a)	110,000	109,853
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,891
4.90%, 04/03/28 (a)	100,000	101,122
6.75%, 11/17/28 (a)	175,000	186,860
5.20%, 03/15/30 (a)	150,000	153,402
5.15%, 06/15/30 (a)	90,000	91,735
Marex Group PLC
5.83%, 05/08/28 (a)	115,000	116,726
6.40%, 11/04/29 (a)	100,000	103,222
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,511
Nomura Holdings, Inc.
2.33%, 01/22/27	280,000	273,084
5.39%, 07/06/27	200,000	203,792
6.07%, 07/12/28	225,000	235,501
2.17%, 07/14/28	250,000	236,257
5.61%, 07/06/29	200,000	208,340
3.10%, 01/16/30	300,000	283,272
4.90%, 07/01/30	200,000	202,964
2.68%, 07/16/30	235,000	216,078
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	76,209

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stifel Financial Corp.
4.00%, 05/15/30 (a)	200,000	196,288
		9,812,048
Finance Companies 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	650,000	638,852
6.10%, 01/15/27 (a)	225,000	229,900
6.45%, 04/15/27 (a)	250,000	257,955
3.65%, 07/21/27 (a)	195,000	193,342
4.63%, 10/15/27 (a)	150,000	151,216
3.88%, 01/23/28 (a)	100,000	99,250
4.88%, 04/01/28 (a)	150,000	152,332
5.75%, 06/06/28 (a)	385,000	399,022
3.00%, 10/29/28 (a)	680,000	655,547
5.10%, 01/19/29 (a)	200,000	204,830
4.63%, 09/10/29 (a)	300,000	302,889
6.15%, 09/30/30 (a)	200,000	214,354
6.95%, 03/10/55 (a)(b)	170,000	178,109
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	145,983
3.63%, 04/01/27 (a)	100,000	98,940
3.63%, 12/01/27 (a)	120,000	118,327
5.85%, 12/15/27 (a)	150,000	154,537
5.30%, 02/01/28 (a)	150,000	152,766
2.10%, 09/01/28 (a)	135,000	126,436
4.63%, 10/01/28 (a)	100,000	100,492
5.10%, 03/01/29 (a)	100,000	101,638
3.25%, 10/01/29 (a)	105,000	99,785
3.00%, 02/01/30 (a)	145,000	135,136
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	210,000	220,874
5.88%, 08/30/30 (a)(d)	80,000	81,480
ARES Capital Corp.
7.00%, 01/15/27	205,000	211,150
2.88%, 06/15/27 (a)	110,000	107,467
2.88%, 06/15/28 (a)	255,000	243,581
5.88%, 03/01/29 (a)	210,000	216,216
5.95%, 07/15/29 (a)	170,000	175,705
5.50%, 09/01/30 (a)	160,000	162,064
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	215,000	218,238
5.45%, 09/09/28 (a)(d)	110,000	110,890
4.85%, 01/15/29 (a)(d)	130,000	128,684
6.35%, 08/15/29 (a)	125,000	129,557
5.60%, 02/15/30 (a)	150,000	151,606
5.80%, 09/09/30 (a)(d)	110,000	111,839
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	25,000	24,477
5.95%, 03/15/30 (a)	110,000	110,714
Barings BDC, Inc.
3.30%, 11/23/26 (a)	70,000	68,824
5.20%, 09/15/28 (a)	60,000	59,569
7.00%, 02/15/29 (a)	70,000	72,828
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	70,000	69,885
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	290,000	283,368
3.25%, 03/15/27 (a)	250,000	245,275
7.30%, 11/27/28 (a)	105,000	112,181
4.00%, 01/15/29 (a)	120,000	117,253
5.95%, 07/16/29 (a)	100,000	103,019
5.60%, 11/22/29 (a)	125,000	127,327
5.25%, 04/01/30 (a)	125,000	125,557
5.05%, 09/10/30 (a)	100,000	98,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	120,000	116,130
5.88%, 11/15/27 (a)	85,000	87,121
5.35%, 04/13/28 (a)	80,000	81,143
2.85%, 09/30/28 (a)	200,000	189,536
5.30%, 06/30/30 (a)	90,000	90,688
Blue Owl Capital Corp.
8.45%, 11/15/26 (a)	75,000	77,779
2.63%, 01/15/27 (a)	80,000	77,887
3.13%, 04/13/27 (a)	75,000	73,040
2.88%, 06/11/28 (a)	175,000	165,601
5.95%, 03/15/29 (a)	230,000	234,368
6.20%, 07/15/30 (a)	105,000	108,041
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (a)	130,000	129,856
7.75%, 09/16/27 (a)	100,000	105,135
7.95%, 06/13/28 (a)	120,000	128,651
7.75%, 01/15/29 (a)	120,000	128,843
6.60%, 09/15/29 (a)	200,000	208,588
5.80%, 03/15/30 (a)	230,000	233,273
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	65,000	63,118
6.10%, 03/15/28 (a)(d)	125,000	126,660
6.75%, 04/04/29 (a)	135,000	139,331
Capital Southwest Corp.
5.95%, 09/18/30 (a)	70,000	70,180
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	80,000	83,266
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	85,000	88,120
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	65,000	63,202
3.25%, 07/15/27 (a)	135,000	130,491
3.13%, 10/12/28 (a)	135,000	125,164
7.88%, 01/15/29 (a)	100,000	105,098
6.88%, 08/15/29 (a)	125,000	128,062
6.13%, 01/15/30 (a)	140,000	139,378
GATX Corp.
5.40%, 03/15/27 (a)	300,000	304,485
3.85%, 03/30/27 (a)	25,000	24,872
3.50%, 03/15/28 (a)	75,000	73,673
4.55%, 11/07/28 (a)	65,000	65,441
4.70%, 04/01/29 (a)	115,000	116,444
4.00%, 06/30/30 (a)	90,000	88,528
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	170,000	173,995
5.65%, 09/09/30 (a)	90,000	90,579
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(d)	75,000	76,202
6.25%, 05/06/30 (a)(d)	100,000	102,267
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	70,000	67,471
7.05%, 12/05/28 (a)	100,000	105,773
6.00%, 07/15/29 (a)	145,000	148,228
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	75,000	75,413
5.80%, 09/12/29 (a)	195,000	197,788
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	75,000	73,657
6.00%, 06/16/30 (a)	60,000	61,240
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	75,000	75,722
4.90%, 09/11/28 (a)(d)	130,000	129,342
6.75%, 01/30/29 (a)	205,000	213,870
6.25%, 09/30/29 (a)	125,000	129,100
5.85%, 06/05/30 (a)(d)	90,000	91,633

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	76,696
5.40%, 08/15/28 (a)	70,000	70,305
6.95%, 03/01/29 (a)	70,000	73,426
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(c)	75,000	74,888
6.15%, 05/17/29 (a)	135,000	139,887
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	75,000	75,956
New Mountain Finance Corp.
6.20%, 10/15/27	65,000	66,403
6.88%, 02/01/29 (a)	85,000	87,326
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	60,000	59,725
5.75%, 02/01/30 (a)	50,000	50,229
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	77,511
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	185,000	179,528
7.10%, 02/15/29 (a)	55,000	56,966
6.34%, 02/27/30 (a)	60,000	60,364
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	60,000	65,188
6.50%, 07/23/29 (a)	100,000	103,841
6.19%, 07/15/30 (a)(d)	75,000	76,650
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	175,000	181,979
5.75%, 01/15/30 (a)	105,000	106,682
6.13%, 07/15/30 (a)(d)	185,000	191,488
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	65,000	68,650
6.13%, 03/01/29 (a)	75,000	77,357
5.63%, 08/15/30 (a)	60,000	60,902
		16,865,502
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	70,000	66,527
ORIX Corp.
3.70%, 07/18/27	60,000	59,524
5.00%, 09/13/27 (c)	100,000	101,559
4.65%, 09/10/29	150,000	151,857
4.45%, 09/09/30	110,000	109,844
		489,311
Insurance 3.4%
ACE Capital Trust II
9.70%, 04/01/30	60,000	72,416
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	202,102
Aflac, Inc.
2.88%, 10/15/26 (a)	55,000	54,402
3.60%, 04/01/30 (a)	200,000	196,020
Alleghany Corp.
3.63%, 05/15/30 (a)	125,000	122,129
Allstate Corp.
3.28%, 12/15/26 (a)	120,000	118,856
5.05%, 06/24/29 (a)	105,000	108,034
American Financial Group, Inc.
5.25%, 04/02/30 (a)	65,000	67,761
American International Group, Inc.
4.85%, 05/07/30 (a)	150,000	153,630
3.40%, 06/30/30 (a)	60,000	57,508
5.75%, 04/01/48 (a)(b)(c)	50,000	51,202
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	75,646
5.75%, 10/01/29 (a)	110,000	113,815
Aon Corp.
8.21%, 01/01/27	135,000	141,546
4.50%, 12/15/28 (a)	50,000	50,520
3.75%, 05/02/29 (a)	100,000	98,592
2.80%, 05/15/30 (a)	225,000	211,430
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	140,000	137,354
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	121,739
5.15%, 03/01/29 (a)	270,000	278,041
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	105,000	104,879
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	125,000	126,280
4.85%, 12/15/29 (a)	150,000	153,109
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	50,000	52,336
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,916
3.70%, 02/22/30 (a)	75,000	72,754
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	80,000	84,190
Athene Holding Ltd.
4.13%, 01/12/28 (a)	235,000	234,608
6.15%, 04/03/30 (a)	100,000	106,725
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	85,000	83,757
4.90%, 01/15/40 (a)(b)	90,000	87,682
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	40,000	39,824
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	185,000	181,213
1.85%, 03/12/30 (a)	105,000	95,973
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	130,000	128,375
5.63%, 05/15/30 (a)(c)	150,000	153,952
Brown & Brown, Inc.
4.60%, 12/23/26	145,000	145,755
4.70%, 06/23/28 (a)	90,000	90,928
4.50%, 03/15/29 (a)	85,000	85,333
4.90%, 06/23/30 (a)	150,000	152,160
Centene Corp.
4.25%, 12/15/27 (a)	460,000	452,336
2.45%, 07/15/28 (a)	460,000	428,099
4.63%, 12/15/29 (a)	670,000	650,222
3.38%, 02/15/30 (a)	490,000	451,359
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	135,000	137,777
1.38%, 09/15/30 (a)	190,000	166,712
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,544
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,870
3.90%, 05/01/29 (a)	120,000	118,567
2.05%, 08/15/30 (a)	90,000	80,509
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	105,000	106,919
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	235,000	233,071
3.85%, 04/05/29 (a)	225,000	221,863
6.88%, 12/15/52 (a)(b)	185,000	189,738

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.
4.50%, 10/30/26	60,000	60,264
3.65%, 12/01/27 (a)	365,000	362,427
4.10%, 03/01/28 (a)	240,000	239,914
4.00%, 09/15/28 (a)	160,000	159,306
5.15%, 06/15/29 (a)	110,000	113,231
2.88%, 09/15/29 (a)	210,000	199,515
4.75%, 02/15/30 (a)	150,000	152,610
2.25%, 05/15/30 (a)	225,000	205,450
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	170,000	177,902
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	110,000	109,294
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	101,015
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	290,000	291,186
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,816
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	235,000	246,905
6.50%, 06/04/29 (a)	110,000	114,799
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	135,000	136,785
4.63%, 04/29/30 (a)	125,000	125,542
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	85,000	85,412
3.40%, 06/15/30 (a)	110,000	104,467
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,763
Globe Life, Inc.
4.55%, 09/15/28 (a)	120,000	121,073
2.15%, 08/15/30 (a)	70,000	62,937
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	60,000	54,209
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	130,000	123,240
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	70,000	75,163
Humana, Inc.
1.35%, 02/03/27 (a)	160,000	154,050
3.95%, 03/15/27 (a)	135,000	134,563
5.75%, 03/01/28 (a)	105,000	108,378
5.75%, 12/01/28 (a)	100,000	104,257
3.70%, 03/23/29 (a)	145,000	141,735
3.13%, 08/15/29 (a)	90,000	85,713
4.88%, 04/01/30 (a)	150,000	151,917
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	175,000	177,364
Kemper Corp.
2.40%, 09/30/30 (a)	80,000	70,784
Lincoln National Corp.
3.63%, 12/12/26 (a)	70,000	69,523
3.80%, 03/01/28 (a)	100,000	98,949
3.05%, 01/15/30 (a)	100,000	95,021
Loews Corp.
3.20%, 05/15/30 (a)	90,000	86,120
Manulife Financial Corp.
2.48%, 05/19/27 (a)	50,000	48,763
4.06%, 02/24/32 (a)(b)	175,000	173,812
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	98,731
3.35%, 09/17/29 (a)	75,000	72,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	170,000	171,943
4.38%, 03/15/29 (a)	320,000	322,979
4.65%, 03/15/30 (a)	190,000	193,346
Mercury General Corp.
4.40%, 03/15/27 (a)	145,000	144,432
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	203,524
MGIC Investment Corp.
5.25%, 08/15/28 (a)	125,000	124,951
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	90,000	93,263
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	120,000	117,551
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	65,000	64,293
3.70%, 05/15/29 (a)	135,000	132,457
2.13%, 06/15/30 (a)	100,000	90,603
Progressive Corp.
2.45%, 01/15/27	100,000	98,199
2.50%, 03/15/27 (a)	90,000	88,205
4.00%, 03/01/29 (a)	120,000	120,048
6.63%, 03/01/29	50,000	53,957
3.20%, 03/26/30 (a)	100,000	96,289
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	55,000	55,074
2.10%, 03/10/30 (a)	100,000	92,213
4.50%, 09/15/47 (a)(b)	160,000	158,352
5.70%, 09/15/48 (a)(b)	200,000	204,078
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	191,896
Radian Group, Inc.
4.88%, 03/15/27 (a)	115,000	115,381
6.20%, 05/15/29 (a)	120,000	125,572
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	140,000	138,351
3.15%, 06/15/30 (a)	100,000	94,577
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	95,000	93,980
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	100,000	97,891
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	85,000	89,904
UnitedHealth Group, Inc.
3.45%, 01/15/27	75,000	74,585
3.38%, 04/15/27	180,000	178,432
4.60%, 04/15/27 (a)	110,000	110,955
3.70%, 05/15/27 (a)	120,000	119,560
2.95%, 10/15/27	200,000	196,096
5.25%, 02/15/28 (a)	180,000	184,874
3.85%, 06/15/28	215,000	214,247
4.40%, 06/15/28 (a)	90,000	90,888
3.88%, 12/15/28	180,000	179,095
4.25%, 01/15/29 (a)	315,000	316,219
4.70%, 04/15/29 (a)	75,000	76,396
4.00%, 05/15/29 (a)	265,000	264,274
2.88%, 08/15/29	180,000	171,841
4.80%, 01/15/30 (a)	290,000	296,450
5.30%, 02/15/30 (a)	260,000	270,694
2.00%, 05/15/30	200,000	181,364
Unum Group
4.00%, 06/15/29 (a)	90,000	88,915
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	75,000	72,476

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Willis North America, Inc.
4.65%, 06/15/27 (a)	145,000	146,145
4.50%, 09/15/28 (a)	195,000	196,878
2.95%, 09/15/29 (a)	125,000	118,774
		20,696,910
REITs 3.0%
Agree LP
2.00%, 06/15/28 (a)	85,000	80,268
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27 (a)	70,000	69,800
3.95%, 01/15/28 (a)	75,000	74,567
4.50%, 07/30/29 (a)	50,000	50,187
2.75%, 12/15/29 (a)	125,000	117,269
4.70%, 07/01/30 (a)	75,000	75,751
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,857
4.90%, 02/15/29 (a)	125,000	127,205
4.95%, 06/15/30 (a)	120,000	122,249
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	30,000	29,677
3.35%, 05/15/27 (a)	90,000	89,023
3.20%, 01/15/28 (a)	85,000	83,483
1.90%, 12/01/28 (a)	85,000	79,515
3.30%, 06/01/29 (a)	120,000	116,464
2.30%, 03/01/30 (a)	155,000	142,994
Boston Properties LP
2.75%, 10/01/26 (a)	215,000	211,569
6.75%, 12/01/27 (a)	165,000	173,285
4.50%, 12/01/28 (a)	205,000	205,002
3.40%, 06/21/29 (a)	175,000	168,086
2.90%, 03/15/30 (a)	140,000	130,095
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	75,000	74,708
2.25%, 04/01/28 (a)	80,000	76,237
4.13%, 05/15/29 (a)	180,000	178,569
4.05%, 07/01/30 (a)	155,000	152,119
Camden Property Trust
5.85%, 11/03/26 (a)	125,000	127,295
4.10%, 10/15/28 (a)	85,000	85,157
3.15%, 07/01/29 (a)	145,000	139,716
2.80%, 05/15/30 (a)	150,000	140,818
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	69,527
Cousins Properties LP
5.25%, 07/15/30 (a)	105,000	107,579
CubeSmart LP
2.25%, 12/15/28 (a)	105,000	98,957
4.38%, 02/15/29 (a)	80,000	80,066
3.00%, 02/15/30 (a)	65,000	61,450
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	198,696
5.55%, 01/15/28 (a)	180,000	185,346
4.45%, 07/15/28 (a)	135,000	136,037
3.60%, 07/01/29 (a)	185,000	180,527
DOC Dr. LLC
4.30%, 03/15/27 (a)	145,000	145,065
3.95%, 01/15/28 (a)	80,000	79,410
EPR Properties
4.75%, 12/15/26 (a)	55,000	55,146
4.50%, 06/01/27 (a)	125,000	125,051
4.95%, 04/15/28 (a)	80,000	80,600
3.75%, 08/15/29 (a)	120,000	115,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	148,105
3.50%, 03/01/28 (a)	155,000	153,248
4.15%, 12/01/28 (a)	90,000	90,325
3.00%, 07/01/29 (a)	70,000	67,239
2.50%, 02/15/30 (a)	170,000	158,729
Essex Portfolio LP
3.63%, 05/01/27 (a)	75,000	74,483
1.70%, 03/01/28 (a)	125,000	117,955
4.00%, 03/01/29 (a)	75,000	74,360
3.00%, 01/15/30 (a)	100,000	94,745
Extra Space Storage LP
3.88%, 12/15/27 (a)	225,000	223,515
5.70%, 04/01/28 (a)	120,000	124,021
3.90%, 04/01/29 (a)	55,000	54,248
4.00%, 06/15/29 (a)	85,000	84,171
5.50%, 07/01/30 (a)	150,000	156,544
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,489
5.38%, 05/01/28 (a)	95,000	97,572
3.20%, 06/15/29 (a)	100,000	96,102
3.50%, 06/01/30 (a)	70,000	67,598
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	130,000	129,068
3.10%, 02/15/30 (a)	150,000	141,375
Healthpeak OP LLC
1.35%, 02/01/27 (a)	110,000	105,929
2.13%, 12/01/28 (a)	85,000	79,609
3.50%, 07/15/29 (a)	140,000	135,790
3.00%, 01/15/30 (a)	165,000	156,034
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	49,538
4.13%, 03/15/28 (a)	50,000	49,485
4.20%, 04/15/29 (a)	85,000	83,304
3.05%, 02/15/30 (a)	90,000	83,478
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	142,593
3.50%, 09/15/30 (a)	150,000	140,911
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	125,000	118,044
5.45%, 08/15/30 (a)	100,000	104,061
Kilroy Realty LP
4.75%, 12/15/28 (a)	105,000	105,650
4.25%, 08/15/29 (a)	65,000	63,766
3.05%, 02/15/30 (a)	105,000	97,001
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	123,344
3.80%, 04/01/27 (a)	30,000	29,864
1.90%, 03/01/28 (a)	100,000	95,138
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	69,817
Kite Realty Group Trust
4.75%, 09/15/30 (a)	80,000	80,282
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	115,000	117,352
Lineage OP LP
5.25%, 07/15/30 (a)(d)	145,000	147,047
LXP Industrial Trust
6.75%, 11/15/28 (a)	65,000	69,218
2.70%, 09/15/30 (a)	80,000	73,094
Mid-America Apartments LP
3.60%, 06/01/27 (a)	115,000	114,204
4.20%, 06/15/28 (a)	100,000	100,318
3.95%, 03/15/29 (a)	100,000	99,297
2.75%, 03/15/30 (a)	75,000	70,561

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NNN REIT, Inc.
3.50%, 10/15/27 (a)	130,000	128,500
4.30%, 10/15/28 (a)	100,000	100,343
2.50%, 04/15/30 (a)	75,000	69,275
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	155,000	155,448
4.75%, 01/15/28 (a)	110,000	110,986
3.63%, 10/01/29 (a)	110,000	105,665
5.20%, 07/01/30 (a)	100,000	101,571
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	110,000	122,159
6.88%, 07/15/29 (a)	90,000	95,277
3.15%, 08/15/30 (a)	60,000	54,568
Prologis LP
3.25%, 10/01/26 (a)	100,000	99,299
2.13%, 04/15/27 (a)	140,000	136,174
3.38%, 12/15/27 (a)	100,000	98,838
4.88%, 06/15/28 (a)	145,000	148,370
3.88%, 09/15/28 (a)	95,000	94,678
4.00%, 09/15/28 (a)	115,000	115,033
4.38%, 02/01/29 (a)	60,000	60,626
2.88%, 11/15/29 (a)	115,000	109,587
2.25%, 04/15/30 (a)	110,000	101,401
1.75%, 07/01/30 (a)	75,000	67,112
Public Storage Operating Co.
1.50%, 11/09/26 (a)	115,000	112,004
3.09%, 09/15/27 (a)	145,000	142,742
1.85%, 05/01/28 (a)	145,000	137,556
1.95%, 11/09/28 (a)	70,000	65,836
5.13%, 01/15/29 (a)	105,000	108,464
3.39%, 05/01/29 (a)	130,000	127,128
4.38%, 07/01/30 (a)	75,000	75,393
Realty Income Corp.
4.13%, 10/15/26 (a)	185,000	185,087
3.00%, 01/15/27 (a)	145,000	143,053
3.95%, 08/15/27 (a)	100,000	99,944
3.40%, 01/15/28 (a)	100,000	98,601
3.65%, 01/15/28 (a)	75,000	74,401
2.10%, 03/15/28 (a)	105,000	100,238
2.20%, 06/15/28 (a)	95,000	90,587
4.70%, 12/15/28 (a)	120,000	122,176
3.95%, 02/01/29 (a)(f)	85,000	84,609
4.75%, 02/15/29 (a)	75,000	76,458
3.25%, 06/15/29 (a)	75,000	72,710
4.00%, 07/15/29 (a)	115,000	114,309
3.10%, 12/15/29 (a)	150,000	144,001
3.40%, 01/15/30 (a)	100,000	96,896
4.85%, 03/15/30 (a)	100,000	102,614
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	124,170
4.13%, 03/15/28 (a)	70,000	70,004
2.95%, 09/15/29 (a)	95,000	90,757
3.70%, 06/15/30 (a)	110,000	107,212
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	66,113
Sabra Health Care LP
3.90%, 10/15/29 (a)	80,000	77,535
Simon Property Group LP
3.25%, 11/30/26 (a)	140,000	138,776
1.38%, 01/15/27 (a)	100,000	96,720
3.38%, 06/15/27 (a)	135,000	133,699
3.38%, 12/01/27 (a)	140,000	138,365
1.75%, 02/01/28 (a)	175,000	166,306
2.45%, 09/13/29 (a)	250,000	234,797
2.65%, 07/15/30 (a)	200,000	186,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Store Capital LLC
4.50%, 03/15/28 (a)	60,000	59,884
4.63%, 03/15/29 (a)	75,000	74,535
5.40%, 04/30/30 (a)(d)	75,000	76,403
Sun Communities Operating LP
2.30%, 11/01/28 (a)	110,000	104,196
Tanger Properties LP
3.88%, 07/15/27 (a)	65,000	64,489
UDR, Inc.
3.50%, 07/01/27 (a)	75,000	74,237
3.50%, 01/15/28 (a)	45,000	44,330
4.40%, 01/26/29 (a)	65,000	65,255
3.20%, 01/15/30 (a)	135,000	129,155
Ventas Realty LP
3.25%, 10/15/26 (a)	105,000	103,932
3.85%, 04/01/27 (a)	65,000	64,752
4.00%, 03/01/28 (a)	120,000	119,478
4.40%, 01/15/29 (a)	160,000	160,467
3.00%, 01/15/30 (a)	150,000	142,059
Welltower OP LLC
2.70%, 02/15/27 (a)	90,000	88,457
4.25%, 04/15/28 (a)	215,000	216,299
2.05%, 01/15/29 (a)	100,000	93,644
4.13%, 03/15/29 (a)	105,000	104,881
3.10%, 01/15/30 (a)	150,000	143,299
4.50%, 07/01/30 (a)	175,000	176,767
WP Carey, Inc.
4.25%, 10/01/26 (a)	95,000	95,031
3.85%, 07/15/29 (a)	75,000	73,868
4.65%, 07/15/30 (a)	80,000	80,537
		18,333,085
		257,112,240

Industrial 49.4%
Basic Industry 2.0%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	190,000	184,026
4.30%, 06/11/28 (a)	130,000	131,362
4.60%, 02/08/29 (a)	155,000	157,874
2.05%, 05/15/30 (a)	155,000	141,594
Albemarle Corp.
4.65%, 06/01/27 (a)	165,000	165,294
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	205,000	198,961
ArcelorMittal SA
6.55%, 11/29/27 (a)	250,000	261,057
4.25%, 07/16/29	70,000	69,889
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	180,000	182,932
5.10%, 09/08/28 (a)	125,000	128,617
5.00%, 02/21/30 (a)	200,000	206,336
5.25%, 09/08/30 (a)	200,000	208,668
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	49,405
Dow Chemical Co.
4.80%, 11/30/28 (a)	160,000	161,790
7.38%, 11/01/29	150,000	166,563
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	455,000	458,977
Eastman Chemical Co.
4.50%, 12/01/28 (a)	80,000	80,334
5.00%, 08/01/29 (a)	155,000	157,903

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ecolab, Inc.
2.70%, 11/01/26 (a)	130,000	128,322
1.65%, 02/01/27 (a)	75,000	72,820
3.25%, 12/01/27 (a)	125,000	123,440
5.25%, 01/15/28 (a)	130,000	133,637
4.30%, 06/15/28 (a)	100,000	100,837
4.80%, 03/24/30 (a)	165,000	169,366
EIDP, Inc.
2.30%, 07/15/30 (a)	95,000	87,536
FMC Corp.
3.20%, 10/01/26 (a)	120,000	118,656
3.45%, 10/01/29 (a)	105,000	99,241
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,059
4.13%, 03/01/28 (a)	135,000	134,283
4.38%, 08/01/28 (a)	95,000	94,882
5.25%, 09/01/29 (a)	50,000	50,664
4.25%, 03/01/30 (a)	115,000	113,863
4.63%, 08/01/30 (a)	120,000	119,026
Georgia-Pacific LLC
7.75%, 11/15/29	115,000	130,532
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	60,187
Kinross Gold Corp.
4.50%, 07/15/27 (a)	135,000	135,626
Linde, Inc.
1.10%, 08/10/30 (a)	145,000	126,333
LYB International Finance II BV
3.50%, 03/02/27 (a)	125,000	123,600
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	164,644
5.38%, 11/15/28 (a)	90,000	92,853
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	99,000	94,991
Nucor Corp.
4.30%, 05/23/27 (a)	180,000	180,862
3.95%, 05/01/28 (a)	20,000	19,962
2.70%, 06/01/30 (a)	80,000	74,812
4.65%, 06/01/30 (a)	115,000	116,866
Nutrien Ltd.
4.00%, 12/15/26 (a)	120,000	119,809
5.20%, 06/21/27 (a)	110,000	111,865
4.90%, 03/27/28 (a)	185,000	188,286
4.20%, 04/01/29 (a)	180,000	179,710
2.95%, 05/13/30 (a)	75,000	70,697
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	98,635
3.00%, 12/15/29 (a)	105,000	100,316
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	173,729
2.80%, 08/15/29 (a)	70,000	66,678
2.55%, 06/15/30 (a)	50,000	46,336
Reliance, Inc.
2.15%, 08/15/30 (a)	90,000	80,913
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	155,000	167,549
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,721
4.50%, 03/14/28 (a)	190,000	192,139
4.88%, 03/14/30 (a)	410,000	420,283
Rohm & Haas Co.
7.85%, 07/15/29	25,000	27,835
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	74,488
4.55%, 03/01/29 (a)	70,000	70,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	240,000	237,835
4.55%, 03/01/28 (a)	115,000	116,189
4.30%, 08/15/28 (a)	110,000	110,595
2.95%, 08/15/29 (a)	150,000	143,362
2.30%, 05/15/30 (a)	135,000	123,923
4.50%, 08/15/30 (a)	100,000	100,759
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	206,214
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	135,000	135,189
1.65%, 10/15/27 (a)	50,000	47,592
3.45%, 04/15/30 (a)	100,000	96,333
Suzano Austria GmbH
2.50%, 09/15/28 (a)	105,000	99,304
6.00%, 01/15/29 (a)	410,000	424,936
5.00%, 01/15/30 (a)	255,000	257,014
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	288,816
Westlake Corp.
3.38%, 06/15/30 (a)	50,000	47,695
WestRock MWV LLC
8.20%, 01/15/30	40,000	45,839
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	52,752
4.00%, 11/15/29 (a)	125,000	123,799
4.00%, 04/15/30 (a)	175,000	172,574
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	123,287
4.00%, 03/15/28 (a)	100,000	99,450
3.90%, 06/01/28 (a)	175,000	173,665
4.90%, 03/15/29 (a)	170,000	173,391
		11,770,520
Capital Goods 5.7%
3M Co.
2.88%, 10/15/27 (a)	175,000	171,495
3.63%, 09/14/28 (a)	125,000	123,635
3.38%, 03/01/29 (a)	175,000	170,959
2.38%, 08/26/29 (a)	210,000	196,787
4.80%, 03/15/30 (a)	110,000	112,560
3.05%, 04/15/30 (a)	130,000	123,937
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	75,353
AGCO Corp.
5.45%, 03/21/27 (a)	105,000	106,578
Allegion PLC
3.50%, 10/01/29 (a)	135,000	130,712
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	49,389
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	145,000	145,739
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	115,000	116,362
5.10%, 03/17/30 (a)	150,000	153,568
2.63%, 06/19/30 (a)	105,000	96,911
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	103,374
Amphenol Corp.
5.05%, 04/05/27 (a)	85,000	86,374
4.38%, 06/12/28 (a)	140,000	141,305
5.05%, 04/05/29 (a)	125,000	129,119
4.35%, 06/01/29 (a)	70,000	70,683
2.80%, 02/15/30 (a)	220,000	208,278

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)(d)	125,000	126,521
4.95%, 04/07/30 (a)(d)	315,000	322,078
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,508
2.65%, 04/30/30 (a)	125,000	116,108
Berry Global, Inc.
1.65%, 01/15/27 (a)	115,000	111,417
5.50%, 04/15/28 (a)	75,000	77,156
Boeing Co.
2.70%, 02/01/27 (a)	215,000	210,790
2.80%, 03/01/27 (a)	90,000	88,195
5.04%, 05/01/27 (a)	375,000	379,237
6.26%, 05/01/27 (a)	310,000	318,953
3.25%, 02/01/28 (a)	290,000	283,530
3.25%, 03/01/28 (a)	105,000	102,549
3.45%, 11/01/28 (a)	120,000	117,332
3.20%, 03/01/29 (a)	160,000	154,419
6.30%, 05/01/29 (a)	275,000	292,009
2.95%, 02/01/30 (a)	180,000	169,511
5.15%, 05/01/30 (a)	900,000	923,994
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	148,851
2.75%, 03/01/30 (a)	125,000	117,045
Carrier Global Corp.
2.49%, 02/15/27 (a)	155,000	151,770
2.72%, 02/15/30 (a)	375,000	351,697
Caterpillar Financial Services Corp.
4.45%, 10/16/26	135,000	135,851
1.70%, 01/08/27	355,000	345,713
4.50%, 01/08/27	75,000	75,605
5.00%, 05/14/27	235,000	239,253
3.60%, 08/12/27	115,000	114,548
1.10%, 09/14/27	90,000	85,447
4.40%, 10/15/27	125,000	126,384
4.60%, 11/15/27	180,000	182,743
4.10%, 08/15/28	150,000	150,652
4.85%, 02/27/29	120,000	123,316
4.38%, 08/16/29	180,000	182,626
4.70%, 11/15/29	170,000	174,221
4.80%, 01/08/30	125,000	128,965
Caterpillar, Inc.
2.60%, 09/19/29 (a)	85,000	80,687
2.60%, 04/09/30 (a)	205,000	192,618
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	140,000	140,944
4.75%, 03/21/28 (a)	100,000	101,149
4.55%, 04/10/28 (a)	100,000	100,804
5.50%, 01/12/29 (a)	105,000	108,689
5.10%, 04/20/29 (a)	115,000	117,843
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,559
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,208
5.13%, 01/09/30 (a)	210,000	216,306
Deere & Co.
5.38%, 10/16/29	115,000	120,952
3.10%, 04/15/30 (a)	150,000	143,904
Dover Corp.
2.95%, 11/04/29 (a)	105,000	99,938
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	202,162
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,713
4.35%, 05/18/28 (a)	50,000	50,589
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	193,890
2.00%, 12/21/28 (a)	250,000	235,460
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	119,740
General Dynamics Corp.
3.50%, 04/01/27 (a)	155,000	154,361
2.63%, 11/15/27 (a)	95,000	92,661
3.75%, 05/15/28 (a)	215,000	214,615
3.63%, 04/01/30 (a)	200,000	196,388
General Electric Co.
4.30%, 07/29/30 (a)	215,000	216,370
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	112,891
Hexcel Corp.
4.20%, 02/15/27 (a)	105,000	104,349
Honeywell International, Inc.
2.50%, 11/01/26 (a)	235,000	231,268
1.10%, 03/01/27 (a)	200,000	192,150
4.65%, 07/30/27 (a)	245,000	247,991
4.25%, 01/15/29 (a)	165,000	165,866
2.70%, 08/15/29 (a)	200,000	190,516
4.88%, 09/01/29 (a)	100,000	102,896
4.70%, 02/01/30 (a)	225,000	229,457
1.95%, 06/01/30 (a)	230,000	208,442
Howmet Aerospace, Inc.
5.90%, 02/01/27	135,000	138,243
6.75%, 01/15/28	75,000	79,373
3.00%, 01/15/29 (a)	130,000	125,518
Hubbell, Inc.
3.15%, 08/15/27 (a)	90,000	88,494
3.50%, 02/15/28 (a)	95,000	93,698
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	98,487
2.04%, 08/16/28 (a)	100,000	94,051
5.35%, 01/15/30 (a)	135,000	139,263
4.20%, 05/01/30 (a)	75,000	73,982
IDEX Corp.
4.95%, 09/01/29 (a)	100,000	102,254
3.00%, 05/01/30 (a)	100,000	94,244
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	220,000	217,116
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	155,000	157,672
5.40%, 08/14/28 (a)	75,000	77,591
5.18%, 06/15/29 (a)	170,000	175,850
John Deere Capital Corp.
1.30%, 10/13/26	115,000	112,009
4.50%, 01/08/27	165,000	166,373
1.70%, 01/11/27	130,000	126,529
4.85%, 03/05/27	100,000	101,347
2.35%, 03/08/27	135,000	132,215
1.75%, 03/09/27	125,000	121,345
4.90%, 06/11/27	155,000	157,711
4.20%, 07/15/27	100,000	100,685
2.80%, 09/08/27	120,000	117,762
4.15%, 09/15/27	170,000	170,889
4.65%, 01/07/28	100,000	101,679
4.75%, 01/20/28	235,000	239,625
4.90%, 03/03/28	185,000	189,279
1.50%, 03/06/28	125,000	118,049
4.25%, 06/05/28	130,000	131,108
4.95%, 07/14/28	350,000	359,513
4.50%, 01/16/29	210,000	213,207
3.45%, 03/07/29	140,000	137,623
3.35%, 04/18/29	120,000	117,468

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 06/11/29	150,000	154,183
2.80%, 07/18/29	125,000	119,626
4.85%, 10/11/29	75,000	77,353
2.45%, 01/09/30	110,000	103,051
4.55%, 06/05/30	150,000	152,418
4.70%, 06/10/30	190,000	195,020
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	150,000	156,238
1.75%, 09/15/30 (a)	120,000	106,378
Kennametal, Inc.
4.63%, 06/15/28 (a)	80,000	80,634
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	220,000	219,393
5.40%, 01/15/27	200,000	203,300
4.40%, 06/15/28 (a)	335,000	337,169
5.05%, 06/01/29 (a)	125,000	128,534
2.90%, 12/15/29 (a)	100,000	94,969
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	93,189
4.40%, 03/15/29 (a)	150,000	147,939
Lennox International, Inc.
1.70%, 08/01/27 (a)	80,000	76,571
5.50%, 09/15/28 (a)	110,000	113,747
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	175,000	179,340
4.45%, 05/15/28 (a)	110,000	111,316
4.15%, 08/15/28 (a)	85,000	85,496
4.50%, 02/15/29 (a)	100,000	101,485
1.85%, 06/15/30 (a)	60,000	54,170
4.40%, 08/15/30 (a)	175,000	176,570
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	75,000	74,276
3.50%, 12/15/27 (a)	100,000	98,866
2.50%, 03/15/30 (a)	100,000	92,955
Masco Corp.
3.50%, 11/15/27 (a)	55,000	54,215
1.50%, 02/15/28 (a)	165,000	155,319
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	130,000	135,898
3.63%, 05/15/30 (a)	105,000	101,382
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	103,639
4.50%, 12/15/29 (a)	110,000	110,781
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	195,000	192,952
3.25%, 01/15/28 (a)	325,000	319,621
4.60%, 02/01/29 (a)	95,000	96,565
4.40%, 05/01/30 (a)	210,000	211,800
4.65%, 07/15/30 (a)	95,000	96,699
nVent Finance SARL
4.55%, 04/15/28 (a)	120,000	120,564
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	95,595
3.10%, 03/01/30 (a)	75,000	71,300
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	105,000	102,459
5.25%, 08/16/28 (a)	155,000	159,830
2.57%, 02/15/30 (a)	315,000	293,441
Owens Corning
5.50%, 06/15/27 (a)	70,000	71,548
3.95%, 08/15/29 (a)	85,000	83,984
3.50%, 02/15/30 (a)	125,000	120,714
3.88%, 06/01/30 (a)	50,000	48,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	98,981
4.25%, 09/15/27 (a)	195,000	196,012
3.25%, 06/14/29 (a)	210,000	203,902
4.50%, 09/15/29 (a)	250,000	253,477
Pentair Finance SARL
4.50%, 07/01/29 (a)	80,000	80,455
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	255,000	263,907
6.30%, 02/15/30 (a)	200,000	212,092
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,332
3.95%, 05/15/28 (a)	125,000	125,040
4.88%, 04/01/29 (a)	145,000	148,660
5.00%, 11/15/29 (a)	150,000	154,981
2.30%, 03/01/30 (a)	110,000	101,798
4.75%, 07/15/30 (a)	75,000	76,877
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	80,000	78,540
RTX Corp.
2.65%, 11/01/26 (a)	155,000	152,677
5.75%, 11/08/26 (a)	240,000	243,953
3.50%, 03/15/27 (a)	230,000	228,250
3.13%, 05/04/27 (a)	245,000	241,565
7.20%, 08/15/27	125,000	132,215
4.13%, 11/16/28 (a)	635,000	633,762
5.75%, 01/15/29 (a)	165,000	173,106
7.50%, 09/15/29	110,000	123,006
2.25%, 07/01/30 (a)	175,000	160,310
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	49,449
Sonoco Products Co.
2.25%, 02/01/27 (a)	105,000	102,331
4.60%, 09/01/29 (a)	125,000	125,749
3.13%, 05/01/30 (a)	100,000	94,503
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	70,000	72,835
4.25%, 11/15/28 (a)	150,000	150,318
2.30%, 03/15/30 (a)	170,000	154,914
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	143,314
Textron, Inc.
3.65%, 03/15/27 (a)	110,000	109,056
3.38%, 03/01/28 (a)	70,000	68,648
3.90%, 09/17/29 (a)	65,000	64,102
3.00%, 06/01/30 (a)	110,000	103,612
Timken Co.
4.50%, 12/15/28 (a)	200,000	201,022
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	125,000	123,710
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	150,000	149,055
Veralto Corp.
5.35%, 09/18/28 (a)	120,000	123,898
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	95,263
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	59,869
4.95%, 12/01/29 (a)	140,000	143,472
3.50%, 06/01/30 (a)	130,000	125,652
Waste Connections, Inc.
4.25%, 12/01/28 (a)	95,000	95,675
3.50%, 05/01/29 (a)	125,000	122,848
2.60%, 02/01/30 (a)	115,000	107,995

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
4.95%, 07/03/27 (a)	125,000	127,226
3.15%, 11/15/27 (a)	130,000	127,907
1.15%, 03/15/28 (a)	135,000	126,329
4.50%, 03/15/28 (a)	265,000	268,355
3.88%, 01/15/29 (a)	75,000	74,587
4.88%, 02/15/29 (a)	155,000	159,244
2.00%, 06/01/29 (a)	125,000	116,461
4.63%, 02/15/30 (a)	140,000	142,615
4.65%, 03/15/30 (a)	135,000	137,784
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	160,000	158,688
4.70%, 09/15/28 (a)(g)	235,000	238,363
4.90%, 05/29/30 (a)	155,000	158,484
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	99,012
1.95%, 01/30/28 (a)	140,000	133,601
		34,347,971
Communications 4.9%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	195,544
2.88%, 05/07/30 (a)	225,000	210,429
American Tower Corp.
3.38%, 10/15/26 (a)	215,000	213,446
2.75%, 01/15/27 (a)	150,000	147,441
3.13%, 01/15/27 (a)	85,000	83,875
3.65%, 03/15/27 (a)	145,000	143,971
3.55%, 07/15/27 (a)	140,000	138,690
3.60%, 01/15/28 (a)	165,000	163,015
1.50%, 01/31/28 (a)	175,000	164,885
5.50%, 03/15/28 (a)	130,000	134,051
5.25%, 07/15/28 (a)	130,000	133,714
5.80%, 11/15/28 (a)	140,000	146,213
5.20%, 02/15/29 (a)	130,000	133,739
3.95%, 03/15/29 (a)	115,000	113,851
3.80%, 08/15/29 (a)	335,000	328,645
2.90%, 01/15/30 (a)	225,000	212,126
5.00%, 01/31/30 (a)	140,000	143,405
4.90%, 03/15/30 (a)	175,000	178,493
2.10%, 06/15/30 (a)	120,000	108,248
AppLovin Corp.
5.13%, 12/01/29 (a)	255,000	260,931
AT&T, Inc.
3.80%, 02/15/27 (a)	140,000	139,408
4.25%, 03/01/27 (a)	365,000	365,737
2.30%, 06/01/27 (a)	445,000	432,104
1.65%, 02/01/28 (a)	470,000	444,911
4.10%, 02/15/28 (a)	375,000	374,752
4.35%, 03/01/29 (a)	650,000	652,977
4.30%, 02/15/30 (a)	645,000	646,619
4.70%, 08/15/30 (a)	225,000	228,920
British Telecommunications PLC
5.13%, 12/04/28 (a)	230,000	235,658
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	200,000	197,042
4.20%, 03/15/28 (a)	245,000	243,895
2.25%, 01/15/29 (a)	270,000	251,219
5.05%, 03/30/29 (a)	245,000	248,312
6.10%, 06/01/29 (a)	315,000	330,684
Comcast Corp.
2.35%, 01/15/27 (a)	220,000	215,688
3.30%, 02/01/27 (a)	255,000	252,906
3.30%, 04/01/27 (a)	165,000	163,411
5.35%, 11/15/27 (a)	155,000	159,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 02/15/28 (a)	335,000	329,060
3.55%, 05/01/28 (a)	175,000	173,262
4.15%, 10/15/28 (a)	740,000	743,226
4.55%, 01/15/29 (a)	215,000	218,317
5.10%, 06/01/29 (a)	135,000	139,621
2.65%, 02/01/30 (a)	510,000	478,487
3.40%, 04/01/30 (a)	250,000	241,930
Crown Castle, Inc.
4.00%, 03/01/27 (a)	125,000	124,571
2.90%, 03/15/27 (a)	200,000	196,166
3.65%, 09/01/27 (a)	170,000	168,258
5.00%, 01/11/28 (a)	250,000	253,580
3.80%, 02/15/28 (a)	185,000	182,935
4.80%, 09/01/28 (a)	35,000	35,490
4.30%, 02/15/29 (a)	125,000	124,464
5.60%, 06/01/29 (a)	150,000	155,897
4.90%, 09/01/29 (a)	150,000	152,277
3.10%, 11/15/29 (a)	160,000	152,221
3.30%, 07/01/30 (a)	115,000	108,949
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	750,000	884,460
Fox Corp.
4.71%, 01/25/29 (a)	455,000	461,115
3.50%, 04/08/30 (a)	100,000	96,882
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	75,539
4.75%, 03/30/30 (a)	150,000	150,708
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	473,067
4.60%, 05/15/28 (a)	265,000	270,425
4.30%, 08/15/29 (a)	310,000	314,138
4.80%, 05/15/30 (a)	175,000	180,751
Netflix, Inc.
4.38%, 11/15/26	185,000	185,925
4.88%, 04/15/28	365,000	373,085
5.88%, 11/15/28	320,000	337,459
6.38%, 05/15/29	125,000	134,703
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	115,000	105,669
4.20%, 06/01/30 (a)	125,000	124,100
Paramount Global
2.90%, 01/15/27 (a)	215,000	210,659
3.38%, 02/15/28 (a)	260,000	253,378
3.70%, 06/01/28 (a)	130,000	127,208
4.20%, 06/01/29 (a)	105,000	103,261
7.88%, 07/30/30	150,000	167,573
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	120,000	118,193
3.20%, 03/15/27 (a)	200,000	197,172
5.00%, 02/15/29 (a)	255,000	260,013
Sprint Capital Corp.
6.88%, 11/15/28	465,000	500,238
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	115,000	114,146
4.95%, 03/28/28 (a)	140,000	142,601
5.40%, 06/12/29 (a)	90,000	93,247
TCI Communications, Inc.
7.13%, 02/15/28	50,000	53,344
Telefonica Emisiones SA
4.10%, 03/08/27	290,000	289,571
Telefonica Europe BV
8.25%, 09/15/30	310,000	358,580
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	98,124
3.70%, 09/15/27 (a)	115,000	114,050

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	815,000	810,338
4.75%, 02/01/28 (a)	345,000	345,693
2.05%, 02/15/28 (a)	500,000	476,690
4.95%, 03/15/28 (a)	175,000	178,357
4.80%, 07/15/28 (a)	170,000	173,150
4.85%, 01/15/29 (a)	245,000	249,949
2.63%, 02/15/29 (a)	225,000	213,642
2.40%, 03/15/29 (a)	135,000	127,121
3.38%, 04/15/29 (a)	465,000	451,580
4.20%, 10/01/29 (a)	150,000	149,892
3.88%, 04/15/30 (a)	1,460,000	1,431,559
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	210,000	207,213
Verizon Communications, Inc.
4.13%, 03/16/27	475,000	475,508
3.00%, 03/22/27 (a)	145,000	143,115
2.10%, 03/22/28 (a)	425,000	405,463
4.33%, 09/21/28	570,000	574,167
3.88%, 02/08/29 (a)	195,000	193,688
4.02%, 12/03/29 (a)	745,000	740,090
3.15%, 03/22/30 (a)	225,000	215,102
1.50%, 09/18/30 (a)	180,000	157,484
Vodafone Group PLC
4.38%, 05/30/28	100,000	101,744
7.88%, 02/15/30	100,000	114,222
Walt Disney Co.
3.38%, 11/15/26 (a)	95,000	94,459
3.70%, 03/23/27	130,000	129,812
2.20%, 01/13/28	225,000	217,071
2.00%, 09/01/29 (a)	430,000	399,014
3.80%, 03/22/30	260,000	257,270
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	189,398
		29,509,114
Consumer Cyclical 8.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	470,000	464,369
4.88%, 05/26/30 (a)(d)	200,000	206,156
Amazon.com, Inc.
3.30%, 04/13/27 (a)	260,000	258,170
1.20%, 06/03/27 (a)	335,000	321,577
3.15%, 08/22/27 (a)	685,000	677,718
4.55%, 12/01/27 (a)	440,000	446,886
1.65%, 05/12/28 (a)	460,000	435,928
3.45%, 04/13/29 (a)	335,000	330,360
4.65%, 12/01/29 (a)	370,000	379,738
1.50%, 06/03/30 (a)	425,000	380,664
American Honda Finance Corp.
4.40%, 10/05/26	150,000	150,455
2.35%, 01/08/27	145,000	141,890
4.90%, 03/12/27	130,000	131,478
4.55%, 07/09/27	100,000	100,833
4.90%, 07/09/27	125,000	126,759
4.45%, 10/22/27	100,000	100,767
4.70%, 01/12/28	150,000	151,917
3.50%, 02/15/28	100,000	98,675
4.55%, 03/03/28	260,000	262,530
2.00%, 03/24/28	160,000	152,144
5.13%, 07/07/28	215,000	220,697
4.25%, 09/01/28	150,000	150,423
5.65%, 11/15/28	155,000	161,667
2.25%, 01/12/29	150,000	141,117
4.90%, 03/13/29	145,000	148,122
4.40%, 09/05/29	170,000	171,083
4.80%, 03/05/30	150,000	152,709
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 04/17/30	175,000	176,593
4.50%, 09/04/30	140,000	140,244
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	30,000	30,034
4.65%, 09/13/29 (a)	200,000	202,008
AutoNation, Inc.
3.80%, 11/15/27 (a)	70,000	69,307
1.95%, 08/01/28 (a)	105,000	98,545
4.75%, 06/01/30 (a)	90,000	90,536
AutoZone, Inc.
3.75%, 06/01/27 (a)	135,000	134,276
4.50%, 02/01/28 (a)	120,000	121,080
6.25%, 11/01/28 (a)	30,000	31,825
3.75%, 04/18/29 (a)	110,000	108,330
5.10%, 07/15/29 (a)	90,000	92,628
4.00%, 04/15/30 (a)	150,000	148,214
5.13%, 06/15/30 (a)	115,000	118,770
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	155,000	156,240
Block Financial LLC
2.50%, 07/15/28 (a)	165,000	156,641
3.88%, 08/15/30 (a)	140,000	134,921
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	130,000	128,645
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	185,225
4.95%, 08/15/29 (a)	130,000	132,799
CBRE Services, Inc.
5.50%, 04/01/29 (a)	100,000	103,817
4.80%, 06/15/30 (a)	110,000	111,784
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	90,000	86,003
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	210,000	207,598
1.38%, 06/20/27 (a)	320,000	307,603
1.60%, 04/20/30 (a)	350,000	315,875
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	102,869
1.50%, 09/01/30 (a)	160,000	141,750
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	145,000	144,350
4.35%, 10/15/27 (a)	50,000	50,241
4.55%, 10/15/29 (a)	110,000	110,612
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	80,000	78,463
Dollar General Corp.
4.63%, 11/01/27 (a)	70,000	70,584
4.13%, 05/01/28 (a)	140,000	139,499
5.20%, 07/05/28 (a)	150,000	153,599
3.50%, 04/03/30 (a)	210,000	201,848
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	300,000	299,142
DR Horton, Inc.
1.30%, 10/15/26 (a)	230,000	223,553
1.40%, 10/15/27 (a)	135,000	128,122
eBay, Inc.
3.60%, 06/05/27 (a)	180,000	178,731
5.95%, 11/22/27 (a)(c)	115,000	119,495
2.70%, 03/11/30 (a)	190,000	177,832
Expedia Group, Inc.
4.63%, 08/01/27 (a)	190,000	191,436
3.80%, 02/15/28 (a)	165,000	163,596
3.25%, 02/15/30 (a)	250,000	238,907

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Co.
4.35%, 12/08/26 (a)	310,000	308,819
6.63%, 10/01/28	85,000	89,735
Ford Motor Credit Co. LLC
5.13%, 11/05/26	200,000	200,724
4.27%, 01/09/27 (a)	265,000	262,952
5.80%, 03/05/27 (a)	295,000	298,162
5.85%, 05/17/27 (a)	340,000	344,372
4.95%, 05/28/27 (a)	345,000	344,596
4.13%, 08/17/27 (a)	290,000	285,354
7.35%, 11/04/27 (a)	280,000	292,107
2.90%, 02/16/28 (a)	235,000	223,523
6.80%, 05/12/28 (a)	385,000	399,892
6.80%, 11/07/28 (a)	285,000	297,728
2.90%, 02/10/29 (a)	105,000	97,347
5.80%, 03/08/29 (a)	370,000	375,679
5.11%, 05/03/29 (a)	330,000	327,789
5.30%, 09/06/29 (a)	290,000	289,423
5.88%, 11/07/29 (a)	275,000	279,900
7.35%, 03/06/30 (a)	265,000	283,841
7.20%, 06/10/30 (a)	200,000	213,836
5.73%, 09/05/30 (a)	270,000	272,344
General Motors Co.
4.20%, 10/01/27 (a)	175,000	174,925
6.80%, 10/01/27 (a)	210,000	219,271
5.35%, 04/15/28 (a)	150,000	153,510
5.00%, 10/01/28 (a)	125,000	127,150
5.40%, 10/15/29 (a)	215,000	222,181
5.63%, 04/15/30 (a)	150,000	155,634
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	255,000	254,510
4.35%, 01/17/27 (a)	250,000	250,307
2.35%, 02/26/27 (a)	225,000	219,260
5.00%, 04/09/27 (a)	265,000	267,557
5.40%, 05/08/27	255,000	259,470
5.00%, 07/15/27	100,000	101,272
5.35%, 07/15/27	220,000	224,154
2.70%, 08/20/27 (a)	200,000	194,438
3.85%, 01/05/28 (a)	95,000	94,218
6.00%, 01/09/28 (a)	190,000	196,821
5.05%, 04/04/28	225,000	228,685
2.40%, 04/10/28 (a)	210,000	200,397
5.80%, 06/23/28 (a)	290,000	300,544
2.40%, 10/15/28 (a)	205,000	194,088
5.80%, 01/07/29 (a)	320,000	332,714
5.65%, 01/17/29 (a)	160,000	165,509
4.30%, 04/06/29 (a)	210,000	208,465
5.55%, 07/15/29 (a)	260,000	268,658
4.90%, 10/06/29 (a)	175,000	176,902
5.35%, 01/07/30 (a)	300,000	307,446
5.85%, 04/06/30 (a)	200,000	209,346
3.60%, 06/21/30 (a)	230,000	219,356
5.45%, 07/15/30 (a)	200,000	206,118
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	159,396
4.95%, 08/15/29 (a)	180,000	183,470
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	102,844
5.30%, 01/15/29 (a)	150,000	152,966
4.00%, 01/15/30 (a)	175,000	169,619
Home Depot, Inc.
2.50%, 04/15/27 (a)	190,000	186,316
2.88%, 04/15/27 (a)	150,000	147,858
4.88%, 06/25/27 (a)	255,000	259,363
2.80%, 09/14/27 (a)	180,000	176,614
0.90%, 03/15/28 (a)	100,000	93,309
1.50%, 09/15/28 (a)	170,000	159,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/15/28 (a)	110,000	109,595
3.90%, 12/06/28 (a)	225,000	225,254
4.90%, 04/15/29 (a)	160,000	164,698
2.95%, 06/15/29 (a)	395,000	381,159
4.75%, 06/25/29 (a)	265,000	271,553
2.70%, 04/15/30 (a)	315,000	296,831
3.95%, 09/15/30 (a)	100,000	99,218
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	210,000	205,470
4.69%, 07/08/30 (a)	250,000	252,360
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,905
5.05%, 03/30/28 (a)	60,000	60,989
4.38%, 09/15/28 (a)	150,000	150,246
5.25%, 06/30/29 (a)	170,000	174,551
5.75%, 04/23/30 (a)(h)	95,000	98,860
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	193,880
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	85,000	91,314
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	255,000	260,607
5.63%, 06/15/28 (a)	40,000	40,912
3.90%, 08/08/29 (a)	190,000	183,918
6.00%, 08/15/29 (a)	85,000	88,558
6.00%, 06/14/30 (a)	140,000	145,842
Lear Corp.
3.80%, 09/15/27 (a)	125,000	124,238
4.25%, 05/15/29 (a)	80,000	79,625
3.50%, 05/30/30 (a)	50,000	47,903
Lennar Corp.
5.00%, 06/15/27 (a)	65,000	65,595
4.75%, 11/29/27 (a)	130,000	131,256
5.20%, 07/30/30 (a)	110,000	113,439
LKQ Corp.
5.75%, 06/15/28 (a)	160,000	165,366
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	190,000	188,206
3.10%, 05/03/27 (a)	265,000	261,309
3.95%, 10/15/27	140,000	139,898
1.30%, 04/15/28 (a)	255,000	238,471
1.70%, 09/15/28 (a)	230,000	215,018
4.00%, 10/15/28 (a)	160,000	159,658
6.50%, 03/15/29	100,000	107,702
3.65%, 04/05/29 (a)	280,000	275,176
4.50%, 04/15/30 (a)	265,000	268,527
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	76,866
2.45%, 06/15/30 (a)	155,000	142,919
Marriott International, Inc.
4.20%, 07/15/27	80,000	80,269
5.00%, 10/15/27 (a)	185,000	188,289
4.00%, 04/15/28 (a)	135,000	134,663
5.55%, 10/15/28 (a)	140,000	145,522
4.65%, 12/01/28 (a)	70,000	70,960
4.90%, 04/15/29 (a)	150,000	153,240
4.88%, 05/15/29 (a)	85,000	86,660
4.80%, 03/15/30 (a)	100,000	101,824
4.63%, 06/15/30 (a)	180,000	181,836
McDonald's Corp.
3.50%, 03/01/27 (a)	145,000	144,020
3.50%, 07/01/27 (a)	225,000	223,272
3.80%, 04/01/28 (a)	200,000	199,194
4.80%, 08/14/28 (a)	110,000	112,356
5.00%, 05/17/29 (a)	105,000	108,153
2.63%, 09/01/29 (a)	175,000	165,953

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 03/01/30 (a)	210,000	192,692
4.60%, 05/15/30 (a)	100,000	101,631
3.60%, 07/01/30 (a)	175,000	170,928
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	70,000	67,281
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,768
NIKE, Inc.
2.38%, 11/01/26 (a)	195,000	191,890
2.75%, 03/27/27 (a)	175,000	172,363
2.85%, 03/27/30 (a)	325,000	308,773
NVR, Inc.
3.00%, 05/15/30 (a)	160,000	151,294
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,597
3.60%, 09/01/27 (a)	100,000	99,144
4.35%, 06/01/28 (a)	310,000	312,015
3.90%, 06/01/29 (a)	100,000	98,992
4.20%, 04/01/30 (a)	105,000	104,729
PACCAR Financial Corp.
5.20%, 11/09/26	145,000	147,092
4.50%, 11/25/26	40,000	40,316
2.00%, 02/04/27	220,000	214,705
5.00%, 05/13/27	100,000	101,777
4.25%, 06/23/27	70,000	70,499
4.45%, 08/06/27	325,000	328,858
4.60%, 01/10/28	50,000	50,776
4.55%, 03/03/28	45,000	45,700
4.00%, 08/08/28	80,000	80,271
4.95%, 08/10/28	65,000	66,902
4.60%, 01/31/29	100,000	101,933
4.00%, 09/26/29	135,000	135,055
4.55%, 05/08/30	75,000	76,379
PulteGroup, Inc.
5.00%, 01/15/27 (a)	120,000	121,102
PVH Corp.
5.50%, 06/13/30 (a)	110,000	112,186
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	135,000	127,571
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	180,000	177,242
Sands China Ltd.
5.40%, 08/08/28 (a)(h)	360,000	368,060
4.38%, 06/18/30 (a)(h)	200,000	197,022
Starbucks Corp.
4.85%, 02/08/27 (a)	150,000	151,506
2.00%, 03/12/27 (a)	75,000	72,849
3.50%, 03/01/28 (a)	165,000	162,984
4.50%, 05/15/28 (a)	100,000	101,009
4.00%, 11/15/28 (a)	180,000	179,825
3.55%, 08/15/29 (a)	255,000	249,971
2.25%, 03/12/30 (a)	125,000	114,896
4.80%, 05/15/30 (a)	100,000	102,120
Tapestry, Inc.
4.13%, 07/15/27 (a)	105,000	104,932
5.10%, 03/11/30 (a)	165,000	168,901
Target Corp.
1.95%, 01/15/27 (a)	210,000	205,061
4.35%, 06/15/28 (a)	90,000	90,925
3.38%, 04/15/29 (a)	210,000	205,743
2.35%, 02/15/30 (a)	165,000	153,702
2.65%, 09/15/30 (a)	90,000	84,016
TJX Cos., Inc.
1.15%, 05/15/28 (a)	75,000	69,863
3.88%, 04/15/30 (a)	105,000	104,085
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	85,000	85,628
4.35%, 02/15/28 (a)	205,000	205,474
3.80%, 11/01/29 (a)	85,000	83,278
Toyota Motor Corp.
4.19%, 06/30/27 (a)	100,000	100,520
5.12%, 07/13/28 (a)	130,000	134,024
3.67%, 07/20/28	100,000	99,735
2.76%, 07/02/29	100,000	95,665
4.45%, 06/30/30 (a)	90,000	90,983
Toyota Motor Credit Corp.
5.40%, 11/20/26	180,000	182,885
4.60%, 01/08/27	55,000	55,471
3.20%, 01/11/27	135,000	133,809
1.90%, 01/13/27	185,000	180,438
5.00%, 03/19/27	80,000	81,256
3.05%, 03/22/27	285,000	281,603
4.50%, 05/14/27	115,000	116,098
1.15%, 08/13/27	145,000	138,066
4.55%, 09/20/27	280,000	283,433
4.35%, 10/08/27	295,000	297,561
5.45%, 11/10/27	100,000	103,120
3.05%, 01/11/28	165,000	161,786
4.63%, 01/12/28	240,000	243,530
1.90%, 04/06/28	185,000	176,170
4.05%, 09/05/28	170,000	170,507
5.25%, 09/11/28	120,000	124,260
4.65%, 01/05/29	165,000	168,051
3.65%, 01/08/29	115,000	113,758
5.05%, 05/16/29	205,000	211,654
4.45%, 06/29/29	170,000	172,154
4.55%, 08/09/29	225,000	228,550
4.95%, 01/09/30	100,000	103,050
2.15%, 02/13/30	155,000	142,803
3.38%, 04/01/30	225,000	218,003
4.80%, 05/15/30	200,000	204,954
4.55%, 05/17/30	150,000	152,421
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	250,000	250,865
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	90,000	94,784
VICI Properties LP
4.75%, 02/15/28 (a)	285,000	287,385
4.95%, 02/15/30 (a)	215,000	217,584
Walmart, Inc.
5.88%, 04/05/27	75,000	77,480
4.10%, 04/28/27	150,000	151,089
3.95%, 09/09/27 (a)	205,000	205,988
3.90%, 04/15/28 (a)	160,000	160,683
3.70%, 06/26/28 (a)	320,000	320,010
1.50%, 09/22/28 (a)	265,000	248,392
3.25%, 07/08/29 (a)	155,000	151,888
2.38%, 09/24/29 (a)	75,000	70,967
7.55%, 02/15/30	110,000	125,863
4.00%, 04/15/30 (a)	105,000	105,748
4.35%, 04/28/30 (a)	210,000	213,524
		49,989,866
Consumer Non-Cyclical 12.3%
Abbott Laboratories
3.75%, 11/30/26 (a)	335,000	334,879
1.15%, 01/30/28 (a)	115,000	108,346
1.40%, 06/30/30 (a)	150,000	133,665
AbbVie, Inc.
2.95%, 11/21/26 (a)	750,000	741,637
4.80%, 03/15/27 (a)	380,000	384,476
4.65%, 03/15/28 (a)	260,000	264,287

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 11/14/28 (a)	320,000	322,726
4.80%, 03/15/29 (a)	515,000	526,881
3.20%, 11/21/29 (a)	985,000	950,308
4.88%, 03/15/30 (a)	375,000	386,265
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	65,000	64,679
2.21%, 06/15/30 (a)	50,000	45,884
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	75,000	75,133
2.75%, 09/15/29 (a)	110,000	104,213
2.10%, 06/04/30 (a)	80,000	72,622
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,961
Altria Group, Inc.
6.20%, 11/01/28 (a)	60,000	63,400
4.80%, 02/14/29 (a)	400,000	406,388
3.40%, 05/06/30 (a)	215,000	206,596
4.50%, 08/06/30 (a)	100,000	100,409
Amgen, Inc.
2.20%, 02/21/27 (a)	340,000	331,782
3.20%, 11/02/27 (a)	200,000	196,750
5.15%, 03/02/28 (a)	710,000	726,642
1.65%, 08/15/28 (a)	265,000	247,788
3.00%, 02/22/29 (a)	195,000	187,847
4.05%, 08/18/29 (a)	295,000	293,785
2.45%, 02/21/30 (a)	335,000	310,414
5.25%, 03/02/30 (a)	505,000	523,781
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	585,000	597,145
3.50%, 06/01/30 (a)	370,000	360,321
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	235,000	226,110
Ascension Health
2.53%, 11/15/29 (a)	200,000	188,048
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	200,000	202,484
4.88%, 03/03/28 (a)	260,000	265,738
1.75%, 05/28/28 (a)	210,000	198,782
4.85%, 02/26/29 (a)	205,000	210,350
4.90%, 03/03/30 (a)	200,000	206,166
AstraZeneca PLC
3.13%, 06/12/27 (a)	155,000	153,276
4.00%, 01/17/29 (a)	295,000	295,342
1.38%, 08/06/30 (a)	230,000	202,605
Banner Health
2.34%, 01/01/30 (a)	90,000	83,414
BAT Capital Corp.
4.70%, 04/02/27 (a)	160,000	161,131
3.56%, 08/15/27 (a)	430,000	425,687
2.26%, 03/25/28 (a)	325,000	310,560
3.46%, 09/06/29 (a)	155,000	150,246
4.91%, 04/02/30 (a)	280,000	285,547
6.34%, 08/02/30 (a)	200,000	215,964
BAT International Finance PLC
4.45%, 03/16/28 (a)	190,000	191,132
5.93%, 02/02/29 (a)	190,000	199,608
Baxter International, Inc.
1.92%, 02/01/27 (a)	310,000	300,678
2.27%, 12/01/28 (a)	230,000	215,942
3.95%, 04/01/30 (a)	75,000	73,592
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	330,000	327,911
4.69%, 02/13/28 (a)	175,000	177,238
4.87%, 02/08/29 (a)	190,000	193,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.08%, 06/07/29 (a)	140,000	143,814
2.82%, 05/20/30 (a)	150,000	140,705
Biogen, Inc.
2.25%, 05/01/30 (a)	310,000	282,968
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	110,000	108,515
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	75,000	75,273
3.46%, 06/01/30 (a)	100,000	97,161
Boston Scientific Corp.
4.00%, 03/01/28 (a)	90,000	90,273
2.65%, 06/01/30 (a)	225,000	210,537
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	225,000	227,945
3.25%, 02/27/27	160,000	158,720
1.13%, 11/13/27 (a)	120,000	113,658
3.45%, 11/15/27 (a)	115,000	114,146
3.90%, 02/20/28 (a)	320,000	320,157
4.90%, 02/22/29 (a)	450,000	462,060
3.40%, 07/26/29 (a)	505,000	492,496
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	103,459
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	90,000	91,081
3.75%, 09/25/27 (a)	140,000	139,215
4.10%, 01/07/28 (a)	70,000	70,090
4.20%, 09/17/29 (a)	160,000	159,565
4.55%, 08/04/30 (a)	130,000	130,961
Campbell's Co.
5.20%, 03/19/27	100,000	101,569
4.15%, 03/15/28 (a)	185,000	184,878
5.20%, 03/21/29 (a)	145,000	149,018
2.38%, 04/24/30 (a)	100,000	91,451
Cardinal Health, Inc.
4.70%, 11/15/26	100,000	100,705
3.41%, 06/15/27 (a)	230,000	227,539
5.13%, 02/15/29 (a)	125,000	128,568
5.00%, 11/15/29 (a)	175,000	179,546
4.50%, 09/15/30 (a)	130,000	130,488
Cencora, Inc.
3.45%, 12/15/27 (a)	155,000	152,815
4.63%, 12/15/27 (a)	145,000	146,711
4.85%, 12/15/29 (a)	140,000	142,940
2.80%, 05/15/30 (a)	100,000	93,725
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	95,244
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	110,000	108,549
Cigna Group
3.40%, 03/01/27 (a)	250,000	247,705
3.05%, 10/15/27 (a)	115,000	112,778
4.38%, 10/15/28 (a)	670,000	673,484
5.00%, 05/15/29 (a)	240,000	246,346
2.40%, 03/15/30 (a)	300,000	276,981
4.50%, 09/15/30 (a)	210,000	210,735
Clorox Co.
3.10%, 10/01/27 (a)	105,000	103,180
3.90%, 05/15/28 (a)	115,000	114,655
4.40%, 05/01/29 (a)	75,000	75,722
1.80%, 05/15/30 (a)	85,000	76,259
Coca-Cola Co.
3.38%, 03/25/27	175,000	174,123
2.90%, 05/25/27	100,000	98,579
1.45%, 06/01/27	315,000	303,395
1.50%, 03/05/28	175,000	165,909

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 03/15/28	250,000	234,305
2.13%, 09/06/29	220,000	206,039
3.45%, 03/25/30	265,000	258,669
1.65%, 06/01/30	315,000	283,399
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	150,000	155,207
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	245,000	230,214
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	100,000	98,872
4.60%, 03/01/28 (a)	150,000	152,697
4.20%, 05/01/30 (a)	115,000	115,992
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	155,591
3.35%, 10/01/29 (a)	190,000	183,356
Conagra Brands, Inc.
5.30%, 10/01/26	100,000	101,033
1.38%, 11/01/27 (a)	135,000	127,227
7.00%, 10/01/28	100,000	107,030
4.85%, 11/01/28 (a)	255,000	257,851
5.00%, 08/01/30 (a)	185,000	186,946
8.25%, 09/15/30	70,000	80,697
Conopco, Inc.
7.25%, 12/15/26	90,000	93,462
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	125,000	124,394
3.50%, 05/09/27 (a)	95,000	94,093
4.35%, 05/09/27 (a)	110,000	110,341
3.60%, 02/15/28 (a)	145,000	143,085
4.65%, 11/15/28 (a)	100,000	101,186
4.80%, 01/15/29 (a)	75,000	76,139
3.15%, 08/01/29 (a)	175,000	168,012
2.88%, 05/01/30 (a)	125,000	117,044
4.80%, 05/01/30 (a)	105,000	106,547
CVS Health Corp.
3.63%, 04/01/27 (a)	155,000	153,704
6.25%, 06/01/27	80,000	82,607
1.30%, 08/21/27 (a)	435,000	412,171
4.30%, 03/25/28 (a)	1,060,000	1,060,795
5.00%, 01/30/29 (a)	185,000	188,789
5.40%, 06/01/29 (a)	210,000	217,159
3.25%, 08/15/29 (a)	370,000	354,734
5.13%, 02/21/30 (a)	340,000	348,735
3.75%, 04/01/30 (a)	285,000	276,168
1.75%, 08/21/30 (a)	280,000	245,874
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	215,000	197,860
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	180,000	169,650
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,610
5.30%, 10/24/27 (a)	200,000	205,066
2.38%, 10/24/29 (a)	200,000	187,240
2.00%, 04/29/30 (a)	200,000	181,892
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	207,356
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	140,000	140,542
Eli Lilly & Co.
4.50%, 02/09/27 (a)	150,000	151,302
5.50%, 03/15/27	75,000	76,895
3.10%, 05/15/27 (a)	105,000	103,839
4.15%, 08/14/27 (a)	160,000	161,117
4.55%, 02/12/28 (a)	200,000	203,020
4.50%, 02/09/29 (a)	225,000	228,661
3.38%, 03/15/29 (a)	225,000	221,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/14/29 (a)	240,000	241,872
4.75%, 02/12/30 (a)	460,000	472,176
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	108,686
4.38%, 05/15/28 (a)	135,000	136,002
2.38%, 12/01/29 (a)	175,000	162,939
2.60%, 04/15/30 (a)	125,000	116,614
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	80,000	79,301
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	305,000	314,492
4.80%, 08/14/29 (a)	240,000	244,824
5.86%, 03/15/30 (a)	275,000	291,593
General Mills, Inc.
4.70%, 01/30/27 (a)	170,000	171,336
3.20%, 02/10/27 (a)	125,000	123,568
4.20%, 04/17/28 (a)	220,000	220,493
5.50%, 10/17/28 (a)	130,000	134,984
4.88%, 01/30/30 (a)	150,000	153,212
2.88%, 04/15/30 (a)	165,000	155,148
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	250,000	246,550
1.20%, 10/01/27 (a)	155,000	147,008
4.80%, 11/15/29 (a)	125,000	128,263
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	120,000	120,894
3.38%, 06/01/29 (a)	200,000	195,286
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	390,000	389,645
4.50%, 04/15/30 (a)	175,000	177,205
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	345,000	341,629
3.38%, 03/24/29 (a)	275,000	268,045
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	124,000
3.50%, 09/15/27 (a)	100,000	98,684
3.90%, 11/19/29 (a)	225,000	219,307
HCA, Inc.
4.50%, 02/15/27 (a)	265,000	265,559
3.13%, 03/15/27 (a)	150,000	147,951
5.00%, 03/01/28 (a)	100,000	101,832
5.20%, 06/01/28 (a)	255,000	261,194
5.63%, 09/01/28 (a)	305,000	314,763
5.88%, 02/01/29 (a)	180,000	187,547
3.38%, 03/15/29 (a)	145,000	140,637
4.13%, 06/15/29 (a)	420,000	416,556
5.25%, 03/01/30 (a)	150,000	154,889
3.50%, 09/01/30 (a)	550,000	525,475
Hershey Co.
4.55%, 02/24/28 (a)	60,000	60,977
4.25%, 05/04/28 (a)	80,000	80,842
2.45%, 11/15/29 (a)	105,000	98,595
4.75%, 02/24/30 (a)	100,000	102,473
1.70%, 06/01/30 (a)	60,000	53,764
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,163
1.70%, 06/03/28 (a)	170,000	160,211
1.80%, 06/11/30 (a)	210,000	188,647
Icon Investments Six DAC
5.85%, 05/08/29 (a)	135,000	140,943
Illumina, Inc.
5.75%, 12/13/27 (a)	115,000	118,348
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	98,963
2.90%, 06/01/30 (a)	145,000	136,042

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IQVIA, Inc.
5.70%, 05/15/28 (a)	250,000	258,017
6.25%, 02/01/29 (a)	165,000	173,836
J.M. Smucker Co.
3.38%, 12/15/27 (a)	60,000	59,276
5.90%, 11/15/28 (a)	150,000	157,613
2.38%, 03/15/30 (a)	145,000	133,952
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	145,000	138,981
Johnson & Johnson
4.50%, 03/01/27	150,000	151,731
2.95%, 03/03/27 (a)	210,000	207,810
0.95%, 09/01/27 (a)	275,000	261,701
2.90%, 01/15/28 (a)	350,000	343,983
4.55%, 03/01/28 (a)	150,000	152,912
4.80%, 06/01/29 (a)	265,000	273,345
6.95%, 09/01/29	80,000	89,030
4.70%, 03/01/30 (a)	220,000	226,730
1.30%, 09/01/30 (a)	330,000	291,773
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	135,000	133,450
Kellanova
3.40%, 11/15/27 (a)	150,000	148,284
4.30%, 05/15/28 (a)	95,000	95,723
2.10%, 06/01/30 (a)	80,000	72,632
Kenvue, Inc.
5.05%, 03/22/28 (a)	195,000	199,311
5.00%, 03/22/30 (a)	240,000	246,655
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	165,000	166,708
3.43%, 06/15/27 (a)	155,000	152,960
4.60%, 05/25/28 (a)	255,000	256,510
5.05%, 03/15/29 (a)	145,000	147,625
3.95%, 04/15/29 (a)	230,000	226,315
3.20%, 05/01/30 (a)	125,000	117,968
4.60%, 05/15/30 (a)	135,000	135,155
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	132,916
3.95%, 11/01/28 (a)	125,000	125,140
3.20%, 04/25/29 (a)	120,000	117,022
3.10%, 03/26/30 (a)	175,000	168,003
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	300,000	298,824
4.63%, 01/30/29 (a)	80,000	80,718
3.75%, 04/01/30 (a)	135,000	131,050
Kroger Co.
2.65%, 10/15/26 (a)	160,000	157,810
3.70%, 08/01/27 (a)	140,000	139,345
4.50%, 01/15/29 (a)	115,000	116,434
2.20%, 05/01/30 (a)	76,000	69,576
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	135,000	133,992
2.95%, 12/01/29 (a)	120,000	113,843
4.35%, 04/01/30 (a)	150,000	150,132
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	170,000	168,096
2.50%, 04/15/30 (a)	75,000	69,407
McKesson Corp.
3.95%, 02/16/28 (a)	205,000	204,572
4.90%, 07/15/28 (a)	100,000	102,245
4.25%, 09/15/29 (a)	75,000	75,341
4.65%, 05/30/30 (a)	125,000	127,184
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	176,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
1.70%, 06/10/27 (a)	290,000	280,215
3.85%, 09/15/27	160,000	160,352
4.05%, 05/17/28 (a)	230,000	231,382
1.90%, 12/10/28 (a)	240,000	225,413
3.40%, 03/07/29 (a)	325,000	318,539
4.30%, 05/17/30 (a)	160,000	161,342
1.45%, 06/24/30 (a)	260,000	230,381
4.15%, 09/15/30 (a)	160,000	160,211
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	100,000	106,178
Mondelez International, Inc.
2.63%, 03/17/27 (a)	110,000	107,788
4.25%, 05/06/28 (a)	100,000	100,475
4.13%, 05/07/28 (a)	140,000	140,234
4.75%, 02/20/29 (a)	130,000	132,881
2.75%, 04/13/30 (a)	130,000	121,953
4.50%, 05/06/30 (a)	125,000	126,093
Mylan, Inc.
4.55%, 04/15/28 (a)	185,000	184,312
Novartis Capital Corp.
2.00%, 02/14/27 (a)	290,000	283,263
3.10%, 05/17/27 (a)	225,000	222,678
3.80%, 09/18/29 (a)	210,000	209,210
2.20%, 08/14/30 (a)	280,000	257,471
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	40,000	40,412
4.55%, 02/16/29 (a)	100,000	101,615
PepsiCo, Inc.
2.38%, 10/06/26 (a)	205,000	202,136
5.13%, 11/10/26 (a)	145,000	146,881
4.40%, 02/07/27	110,000	110,893
2.63%, 03/19/27 (a)	110,000	108,161
3.00%, 10/15/27 (a)	290,000	285,618
4.45%, 02/07/28 (a)	220,000	223,133
3.60%, 02/18/28 (a)	150,000	149,330
4.45%, 05/15/28 (a)	140,000	142,257
4.10%, 01/15/29 (a)	165,000	165,657
7.00%, 03/01/29	100,000	109,449
4.50%, 07/17/29 (a)	175,000	178,307
2.63%, 07/29/29 (a)	220,000	209,440
4.60%, 02/07/30 (a)	255,000	260,763
2.75%, 03/19/30 (a)	320,000	302,582
1.63%, 05/01/30 (a)	150,000	134,669
4.30%, 07/23/30 (a)	125,000	125,848
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	815,000	824,356
4.65%, 05/19/30 (a)	560,000	570,522
Pfizer, Inc.
3.00%, 12/15/26	325,000	321,919
3.60%, 09/15/28 (a)	205,000	203,977
3.45%, 03/15/29 (a)	325,000	319,819
2.63%, 04/01/30 (a)	435,000	408,178
1.70%, 05/28/30 (a)	190,000	170,620
Pharmacia LLC
6.60%, 12/01/28	130,000	139,608
Philip Morris International, Inc.
4.75%, 02/12/27	125,000	126,225
3.13%, 08/17/27 (a)	95,000	93,613
4.38%, 11/01/27	160,000	161,206
5.13%, 11/17/27 (a)	290,000	296,313
4.88%, 02/15/28 (a)	285,000	290,133
3.13%, 03/02/28 (a)	120,000	117,518
4.13%, 04/28/28	100,000	100,206
5.25%, 09/07/28 (a)	170,000	175,522
4.88%, 02/13/29 (a)	205,000	209,436
3.38%, 08/15/29 (a)	200,000	194,476

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/01/29 (a)	155,000	157,502
5.63%, 11/17/29 (a)	230,000	242,204
5.13%, 02/15/30 (a)	490,000	506,729
4.38%, 04/30/30 (a)	150,000	150,768
2.10%, 05/01/30 (a)	200,000	182,398
5.50%, 09/07/30 (a)	160,000	168,334
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,218
Procter & Gamble Co.
2.45%, 11/03/26	175,000	172,480
1.90%, 02/01/27	150,000	146,376
2.80%, 03/25/27	185,000	182,471
2.85%, 08/11/27	125,000	123,069
3.95%, 01/26/28	120,000	120,749
4.35%, 01/29/29	155,000	157,652
4.15%, 10/24/29	125,000	126,435
3.00%, 03/25/30	285,000	273,737
4.05%, 05/01/30	100,000	100,516
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	80,000	78,736
2.53%, 10/01/29 (a)	140,000	131,064
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	100,000	101,243
4.20%, 06/30/29 (a)	95,000	95,124
4.63%, 12/15/29 (a)	145,000	147,256
2.95%, 06/30/30 (a)	140,000	131,930
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	230,000	202,878
Revvity, Inc.
1.90%, 09/15/28 (a)	115,000	107,233
3.30%, 09/15/29 (a)	180,000	172,305
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	167,241
5.15%, 09/02/29 (a)	125,000	128,363
2.20%, 09/02/30 (a)	190,000	170,523
Rush Obligated Group
3.92%, 11/15/29 (a)	90,000	88,880
Sanofi SA
3.63%, 06/19/28 (a)	220,000	218,849
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	76,048
Solventum Corp.
5.45%, 02/25/27 (a)	270,000	274,417
5.40%, 03/01/29 (a)	185,000	190,979
SSM Health Care Corp.
3.82%, 06/01/27 (a)	155,000	154,334
Stanford Health Care
3.31%, 08/15/30 (a)	60,000	57,789
Stryker Corp.
4.55%, 02/10/27	95,000	95,801
4.70%, 02/10/28 (a)	100,000	101,485
3.65%, 03/07/28 (a)	130,000	128,926
4.85%, 12/08/28 (a)	130,000	133,192
4.25%, 09/11/29 (a)	150,000	150,564
4.85%, 02/10/30 (a)	185,000	189,725
1.95%, 06/15/30 (a)	170,000	153,738
Sutter Health
3.70%, 08/15/28 (a)	85,000	84,262
2.29%, 08/15/30 (a)	140,000	128,082
Sysco Corp.
3.25%, 07/15/27 (a)	145,000	143,101
5.75%, 01/17/29 (a)	120,000	125,610
2.40%, 02/15/30 (a)	160,000	148,152
5.95%, 04/01/30 (a)	150,000	159,072
5.10%, 09/23/30 (a)	150,000	154,722
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	330,000	337,303
2.05%, 03/31/30 (a)	475,000	431,647
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	190,000	192,204
4.80%, 11/21/27 (a)	150,000	152,571
1.75%, 10/15/28 (a)	120,000	112,340
5.00%, 01/31/29 (a)	230,000	236,757
2.60%, 10/01/29 (a)	150,000	141,903
4.98%, 08/10/30 (a)	160,000	165,662
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	300,000	297,120
4.35%, 03/01/29 (a)	240,000	240,355
5.40%, 03/15/29 (a)	100,000	103,469
Unilever Capital Corp.
2.90%, 05/05/27 (a)	220,000	216,957
4.25%, 08/12/27 (a)	155,000	156,209
3.50%, 03/22/28 (a)	300,000	297,396
4.88%, 09/08/28 (a)	190,000	195,286
2.13%, 09/06/29 (a)	170,000	158,445
1.38%, 09/14/30 (a)	100,000	88,312
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	105,000	104,946
Viatris, Inc.
2.30%, 06/22/27 (a)	205,000	197,349
2.70%, 06/22/30 (a)	300,000	270,186
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	150,000	151,224
5.35%, 12/01/28 (a)	95,000	98,427
5.05%, 02/19/30 (a)	150,000	154,305
Zoetis, Inc.
3.00%, 09/12/27 (a)	175,000	171,983
4.15%, 08/17/28 (a)	225,000	225,828
3.90%, 08/20/28 (a)	50,000	49,905
2.00%, 05/15/30 (a)	150,000	136,446
		74,728,117
Energy 5.7%
APA Corp.
4.25%, 01/15/30 (a)	80,000	78,314
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	130,000	127,019
3.34%, 12/15/27 (a)	310,000	305,719
3.14%, 11/07/29 (a)	110,000	106,007
4.49%, 05/01/30 (a)	105,000	106,019
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	145,000	145,410
4.80%, 05/03/29 (a)	90,000	91,277
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	165,000	163,310
3.54%, 04/06/27 (a)	105,000	104,355
3.59%, 04/14/27 (a)	100,000	99,484
5.02%, 11/17/27 (a)	225,000	229,646
3.94%, 09/21/28 (a)	205,000	204,697
4.23%, 11/06/28 (a)	480,000	482,395
4.70%, 04/10/29 (a)	255,000	259,868
4.97%, 10/17/29 (a)	145,000	149,389
4.87%, 11/25/29 (a)	135,000	138,637
3.63%, 04/06/30 (a)	270,000	264,584
1.75%, 08/10/30 (a)	205,000	182,817
BP Capital Markets PLC
3.28%, 09/19/27 (a)	285,000	281,685
3.72%, 11/28/28 (a)	200,000	198,092

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	233,649
5.00%, 12/15/29 (a)(d)	160,000	163,654
2.95%, 07/15/30 (a)	95,000	89,101
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	75,000	75,047
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,500
3.70%, 11/15/29 (a)	245,000	238,483
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	405,000	404,052
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	255,000	254,345
Chevron Corp.
2.00%, 05/11/27 (a)	175,000	170,161
2.24%, 05/11/30 (a)	315,000	291,825
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,305
1.02%, 08/12/27 (a)	420,000	399,798
3.95%, 08/13/27	100,000	100,458
3.85%, 01/15/28 (a)	125,000	125,061
4.48%, 02/26/28 (a)	200,000	202,800
4.05%, 08/13/28 (a)	130,000	130,675
3.25%, 10/15/29 (a)	115,000	112,151
4.69%, 04/15/30 (a)	235,000	240,584
ConocoPhillips Co.
6.95%, 04/15/29	225,000	246,123
4.70%, 01/15/30 (a)	285,000	290,726
Continental Resources, Inc.
4.38%, 01/15/28 (a)	200,000	198,838
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	124,270
4.38%, 03/15/29 (a)	120,000	119,807
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	130,000	132,894
5.13%, 05/15/29 (a)	110,000	112,599
8.13%, 08/16/30	70,000	80,671
Devon Energy Corp.
5.25%, 10/15/27 (a)	95,000	95,051
5.88%, 06/15/28 (a)(d)	55,000	55,037
4.50%, 01/15/30 (a)	115,000	115,227
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	65,000	64,346
5.20%, 04/18/27 (a)	225,000	228,393
3.50%, 12/01/29 (a)	205,000	198,053
5.15%, 01/30/30 (a)	200,000	206,060
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	110,000	104,712
Enbridge, Inc.
1.60%, 10/04/26 (a)	155,000	151,145
5.90%, 11/15/26 (a)	170,000	173,075
4.25%, 12/01/26 (a)	155,000	155,046
5.25%, 04/05/27 (a)	150,000	152,364
3.70%, 07/15/27 (a)	125,000	124,068
4.60%, 06/20/28 (a)	70,000	70,820
6.00%, 11/15/28 (a)	150,000	157,869
5.30%, 04/05/29 (a)	155,000	160,061
3.13%, 11/15/29 (a)	180,000	171,623
4.90%, 06/20/30 (a)	110,000	112,500
7.38%, 03/15/55 (a)(b)	120,000	127,084
Energy Transfer LP
6.05%, 12/01/26 (a)	200,000	203,788
4.40%, 03/15/27 (a)	120,000	120,410
4.20%, 04/15/27 (a)	100,000	99,927
5.50%, 06/01/27 (a)	205,000	208,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/01/27 (a)	145,000	144,532
5.55%, 02/15/28 (a)	200,000	205,966
4.95%, 05/15/28 (a)	185,000	188,093
4.95%, 06/15/28 (a)	245,000	249,287
6.10%, 12/01/28 (a)	105,000	110,544
5.25%, 04/15/29 (a)	275,000	283,013
5.25%, 07/01/29 (a)	210,000	216,273
4.15%, 09/15/29 (a)	100,000	99,308
5.20%, 04/01/30 (a)	175,000	180,542
3.75%, 05/15/30 (a)	300,000	291,348
Eni USA, Inc.
7.30%, 11/15/27	105,000	111,490
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	240,000	241,855
3.95%, 02/15/27 (a)	100,000	99,995
4.30%, 06/20/28 (a)	90,000	90,714
4.15%, 10/16/28 (a)	225,000	225,731
3.13%, 07/31/29 (a)	280,000	270,175
2.80%, 01/31/30 (a)	255,000	241,090
5.25%, 08/16/77 (a)(b)	215,000	214,931
5.38%, 02/15/78 (a)(b)	120,000	119,501
EOG Resources, Inc.
4.40%, 07/15/28 (a)	150,000	151,524
4.38%, 04/15/30 (a)	150,000	150,975
EQT Corp.
7.50%, 06/01/27 (a)	75,000	76,520
6.50%, 07/01/27 (a)	75,000	76,824
3.90%, 10/01/27 (a)	220,000	218,623
5.70%, 04/01/28 (a)	100,000	103,408
4.50%, 01/15/29 (a)	130,000	130,017
5.00%, 01/15/29 (a)	120,000	121,732
6.38%, 04/01/29 (a)	130,000	134,960
7.00%, 02/01/30 (a)(g)	125,000	136,185
7.50%, 06/01/30 (a)	100,000	110,384
Expand Energy Corp.
5.38%, 02/01/29 (a)	160,000	160,371
5.38%, 03/15/30 (a)	240,000	244,073
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	210,000	208,860
2.44%, 08/16/29 (a)	230,000	218,850
3.48%, 03/19/30 (a)	420,000	410,651
Halliburton Co.
2.92%, 03/01/30 (a)	210,000	198,011
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	225,000	226,813
4.85%, 12/01/29 (a)	95,000	94,920
Hess Corp.
4.30%, 04/01/27 (a)	175,000	175,567
7.88%, 10/01/29	105,000	119,129
HF Sinclair Corp.
5.00%, 02/01/28 (a)	105,000	105,250
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	95,000	92,592
4.30%, 03/01/28 (a)	250,000	251,182
5.00%, 02/01/29 (a)	220,000	225,111
5.10%, 08/01/29 (a)	170,000	174,835
5.15%, 06/01/30 (a)	210,000	216,749
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	136,246
3.80%, 04/01/28 (a)	115,000	113,878
5.15%, 03/01/30 (a)	200,000	205,664
MPLX LP
4.13%, 03/01/27 (a)	215,000	214,845
4.25%, 12/01/27 (a)	155,000	155,191
4.00%, 03/15/28 (a)	250,000	248,797

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/29 (a)	190,000	192,717
2.65%, 08/15/30 (a)	330,000	303,095
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,082
3.95%, 09/15/27 (a)	50,000	49,725
4.75%, 09/01/28 (a)	70,000	70,643
5.50%, 03/15/30 (a)	160,000	165,464
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	110,000	109,754
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	106,489
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	105,000	110,188
5.00%, 08/01/27 (a)	110,000	111,294
6.38%, 09/01/28 (a)	115,000	120,211
5.20%, 08/01/29 (a)	220,000	223,749
8.88%, 07/15/30 (a)	200,000	231,062
6.63%, 09/01/30 (a)	330,000	353,628
ONEOK, Inc.
5.55%, 11/01/26 (a)	180,000	182,308
4.00%, 07/13/27 (a)	110,000	109,729
4.25%, 09/24/27 (a)	150,000	150,370
4.55%, 07/15/28 (a)	145,000	146,218
5.65%, 11/01/28 (a)	145,000	150,484
4.35%, 03/15/29 (a)	165,000	164,960
5.38%, 06/01/29 (a)	105,000	108,169
3.40%, 09/01/29 (a)	165,000	159,177
4.40%, 10/15/29 (a)	185,000	185,006
3.10%, 03/15/30 (a)	145,000	136,996
3.25%, 06/01/30 (a)	90,000	85,305
Ovintiv, Inc.
5.65%, 05/15/28 (a)	170,000	175,158
8.13%, 09/15/30	70,000	80,008
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	100,000	97,700
5.15%, 11/15/29 (a)	85,000	85,332
Phillips 66
3.90%, 03/15/28 (a)	170,000	169,165
Phillips 66 Co.
3.55%, 10/01/26 (a)	80,000	79,594
4.95%, 12/01/27 (a)	150,000	152,545
3.75%, 03/01/28 (a)	100,000	99,138
3.15%, 12/15/29 (a)	130,000	124,417
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	225,000	202,257
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	150,000	150,289
3.55%, 12/15/29 (a)	200,000	193,196
3.80%, 09/15/30 (a)	150,000	144,813
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	290,000	291,911
4.20%, 03/15/28 (a)	270,000	269,776
4.50%, 05/15/30 (a)	400,000	401,792
Schlumberger Investment SA
2.65%, 06/26/30 (a)	95,000	88,656
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	200,000	187,788
2.75%, 04/06/30 (a)	305,000	288,243
Shell International Finance BV
3.88%, 11/13/28 (a)	315,000	314,883
2.38%, 11/07/29 (a)	85,000	80,595
2.75%, 04/06/30 (a)	75,000	70,960
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	100,000	100,923
5.03%, 10/01/29 (a)	205,000	207,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	99,324
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	127,075
6.15%, 03/01/29 (a)	235,000	247,664
4.90%, 09/15/30 (a)	160,000	162,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	155,000	155,231
6.88%, 01/15/29 (a)	150,000	152,839
5.50%, 03/01/30 (a)	180,000	183,208
TC PipeLines LP
3.90%, 05/25/27 (a)	110,000	109,392
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	65,000	67,623
7.00%, 10/15/28	95,000	102,149
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	245,000	240,561
2.83%, 01/10/30 (a)	250,000	238,560
TotalEnergies Capital SA
3.88%, 10/11/28	195,000	194,551
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	255,000	255,191
4.10%, 04/15/30 (a)	275,000	271,111
7.00%, 06/01/65 (a)(b)	170,000	175,289
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,727
3.25%, 05/15/30 (a)	100,000	95,509
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	144,502
4.35%, 06/01/28 (a)	170,000	170,830
4.00%, 04/01/29 (a)	85,000	83,977
5.15%, 02/15/30 (a)	125,000	128,785
Valero Energy Partners LP
4.50%, 03/15/28 (a)	110,000	110,903
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	100,000	100,646
Western Midstream Operating LP
4.50%, 03/01/28 (a)	50,000	50,075
4.75%, 08/15/28 (a)	90,000	90,811
6.35%, 01/15/29 (a)	135,000	142,121
4.05%, 02/01/30 (a)(h)	210,000	204,895
Williams Cos., Inc.
3.75%, 06/15/27 (a)	290,000	288,190
5.30%, 08/15/28 (a)	205,000	211,388
4.90%, 03/15/29 (a)	235,000	239,557
4.80%, 11/15/29 (a)	110,000	111,986
4.63%, 06/30/30 (a)	150,000	151,395
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,341
5.40%, 05/19/30 (a)	250,000	256,862
		34,533,928
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	375,000	373,616
Emory University
2.14%, 09/01/30 (a)	80,000	72,838
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	115,000	121,446
Leland Stanford Junior University
1.29%, 06/01/27 (a)	85,000	81,557
4.15%, 08/01/30 (a)	100,000	100,356
MasTec, Inc.
5.90%, 06/15/29 (a)	135,000	141,313

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	75,000	77,455
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	101,152
4.30%, 08/09/28 (a)	100,000	100,518
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	50,381
Trustees of Princeton University
4.65%, 07/01/30 (a)	70,000	71,708
Yale University
1.48%, 04/15/30 (a)	135,000	120,794
		1,413,134
Technology 9.0%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	185,000	185,320
4.05%, 10/04/29 (a)	285,000	284,883
Adobe, Inc.
2.15%, 02/01/27 (a)(c)	165,000	161,505
4.85%, 04/04/27 (a)	120,000	121,882
4.75%, 01/17/28 (a)	125,000	127,423
4.80%, 04/04/29 (a)	150,000	154,173
4.95%, 01/17/30 (a)	150,000	155,612
2.30%, 02/01/30 (a)	250,000	232,700
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	60,000	60,533
Alphabet, Inc.
0.80%, 08/15/27 (a)	200,000	189,810
4.00%, 05/15/30 (a)	175,000	175,840
1.10%, 08/15/30 (a)	450,000	394,209
Amdocs Ltd.
2.54%, 06/15/30 (a)	110,000	100,851
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	198,976
4.25%, 06/15/28 (a)	160,000	161,163
1.70%, 10/01/28 (a)	175,000	163,881
4.50%, 06/15/30 (a)	155,000	157,038
Apple, Inc.
3.35%, 02/09/27 (a)	445,000	442,610
3.20%, 05/11/27 (a)	405,000	402,007
3.00%, 06/20/27 (a)	205,000	202,485
2.90%, 09/12/27 (a)	410,000	403,973
3.00%, 11/13/27 (a)	200,000	197,334
1.20%, 02/08/28 (a)	480,000	452,592
4.00%, 05/10/28 (a)	320,000	321,856
4.00%, 05/12/28 (a)	300,000	302,001
1.40%, 08/05/28 (a)	450,000	421,915
3.25%, 08/08/29 (a)	195,000	190,954
2.20%, 09/11/29 (a)	390,000	366,062
4.15%, 05/10/30 (a)	160,000	161,989
1.65%, 05/11/30 (a)	425,000	384,119
4.20%, 05/12/30 (a)	300,000	303,405
1.25%, 08/20/30 (a)	200,000	176,282
Applied Materials, Inc.
3.30%, 04/01/27 (a)	190,000	188,615
4.80%, 06/15/29 (a)	150,000	153,882
1.75%, 06/01/30 (a)	160,000	143,912
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	110,000	108,794
5.15%, 08/21/29 (a)	90,000	92,177
Atlassian Corp.
5.25%, 05/15/29 (a)	145,000	149,176
Autodesk, Inc.
3.50%, 06/15/27 (a)	125,000	123,974
2.85%, 01/15/30 (a)	95,000	89,823
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	220,000	208,355
1.25%, 09/01/30 (a)	205,000	179,531
Avnet, Inc.
6.25%, 03/15/28 (a)	75,000	78,051
Baidu, Inc.
3.63%, 07/06/27	200,000	198,648
4.88%, 11/14/28 (a)	200,000	204,428
3.43%, 04/07/30 (a)	200,000	193,670
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	525,000	525,000
3.50%, 01/15/28 (a)	135,000	133,524
Broadcom, Inc.
5.05%, 07/12/27 (a)	285,000	289,990
1.95%, 02/15/28 (a)(d)	165,000	157,237
4.15%, 02/15/28 (a)	155,000	155,481
4.80%, 04/15/28 (a)	220,000	224,138
4.11%, 09/15/28 (a)	375,000	376,410
4.00%, 04/15/29 (a)(d)	185,000	184,212
4.75%, 04/15/29 (a)	345,000	352,072
5.05%, 07/12/29 (a)	435,000	448,189
4.35%, 02/15/30 (a)	330,000	331,739
5.00%, 04/15/30 (a)	100,000	103,076
5.05%, 04/15/30 (a)	145,000	149,917
4.60%, 07/15/30 (a)	350,000	355,351
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	190,000	179,484
Cadence Design Systems, Inc.
4.20%, 09/10/27	110,000	110,510
4.30%, 09/10/29 (a)	200,000	201,264
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	195,000	191,342
4.25%, 04/01/28 (a)	135,000	134,299
3.28%, 12/01/28 (a)	125,000	120,833
3.25%, 02/15/29 (a)	170,000	162,921
5.10%, 03/01/30 (a)	100,000	101,851
CGI, Inc.
4.95%, 03/14/30 (a)(d)	155,000	157,860
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	365,000	369,511
4.55%, 02/24/28 (a)	230,000	233,567
4.85%, 02/26/29 (a)	500,000	513,275
4.75%, 02/24/30 (a)	200,000	205,322
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	165,000	172,770
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	350,000	351,998
6.10%, 07/15/27 (a)	160,000	165,070
5.25%, 02/01/28 (a)	200,000	204,712
4.75%, 04/01/28 (a)	150,000	152,187
4.15%, 02/15/29 (a)(f)	160,000	159,670
5.30%, 10/01/29 (a)	365,000	377,162
4.35%, 02/01/30 (a)	150,000	149,715
5.00%, 04/01/30 (a)	175,000	179,324
6.20%, 07/15/30 (a)	185,000	198,557
Dell, Inc.
7.10%, 04/15/28	50,000	53,439
DXC Technology Co.
2.38%, 09/15/28 (a)	165,000	155,552
Equifax, Inc.
5.10%, 12/15/27 (a)	155,000	157,953
5.10%, 06/01/28 (a)	165,000	168,615
4.80%, 09/15/29 (a)	130,000	132,192
3.10%, 05/15/30 (a)	100,000	94,683

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.
2.90%, 11/18/26 (a)	155,000	152,751
1.80%, 07/15/27 (a)	85,000	81,647
1.55%, 03/15/28 (a)	100,000	94,041
2.00%, 05/15/28 (a)	80,000	75,843
3.20%, 11/18/29 (a)	235,000	225,076
2.15%, 07/15/30 (a)	245,000	221,252
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	90,000	88,501
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	141,434
3.75%, 05/21/29 (a)	110,000	107,846
Fiserv, Inc.
5.15%, 03/15/27 (a)	245,000	248,342
2.25%, 06/01/27 (a)	215,000	208,956
5.45%, 03/02/28 (a)	185,000	190,250
5.38%, 08/21/28 (a)	135,000	139,228
4.20%, 10/01/28 (a)	215,000	215,056
3.50%, 07/01/29 (a)	540,000	525,058
4.75%, 03/15/30 (a)	195,000	197,913
2.65%, 06/01/30 (a)	270,000	250,152
Flex Ltd.
6.00%, 01/15/28 (a)	95,000	98,221
4.88%, 06/15/29 (a)	140,000	141,617
4.88%, 05/12/30 (a)	100,000	101,054
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	78,204
Global Payments, Inc.
2.15%, 01/15/27 (a)	100,000	97,481
4.95%, 08/15/27 (a)	90,000	91,099
4.45%, 06/01/28 (a)	60,000	60,121
3.20%, 08/15/29 (a)	295,000	280,306
5.30%, 08/15/29 (a)	125,000	127,921
2.90%, 05/15/30 (a)	250,000	231,490
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	190,000	189,736
4.40%, 09/25/27 (a)	200,000	200,860
5.25%, 07/01/28 (a)	130,000	133,641
4.15%, 09/15/28 (a)	180,000	179,806
4.55%, 10/15/29 (a)	405,000	407,187
HP, Inc.
3.00%, 06/17/27 (a)	160,000	157,018
4.75%, 01/15/28 (a)	180,000	182,419
4.00%, 04/15/29 (a)	195,000	192,759
5.40%, 04/25/30 (a)	115,000	119,530
3.40%, 06/17/30 (a)	115,000	109,778
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	155,000	156,114
4.60%, 02/05/29 (a)	175,000	177,508
Intel Corp.
3.75%, 03/25/27 (a)	195,000	193,955
3.15%, 05/11/27 (a)	205,000	201,816
3.75%, 08/05/27 (a)	250,000	248,140
4.88%, 02/10/28 (a)	320,000	324,950
1.60%, 08/12/28 (a)	210,000	195,760
4.00%, 08/05/29 (a)	210,000	207,827
2.45%, 11/15/29 (a)	385,000	357,553
5.13%, 02/10/30 (a)	240,000	247,010
3.90%, 03/25/30 (a)	365,000	358,123
International Business Machines Corp.
3.30%, 01/27/27	100,000	99,163
2.20%, 02/09/27 (a)	135,000	131,836
1.70%, 05/15/27 (a)	210,000	202,654
4.15%, 07/27/27 (a)	185,000	185,892
6.22%, 08/01/27	75,000	77,974
6.50%, 01/15/28	105,000	110,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/06/28 (a)	250,000	252,663
4.65%, 02/10/28 (a)	200,000	202,912
3.50%, 05/15/29	615,000	602,718
4.80%, 02/10/30 (a)	200,000	204,762
1.95%, 05/15/30 (a)	300,000	271,821
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	167,480
5.13%, 09/15/28 (a)	150,000	154,902
1.65%, 07/15/30 (a)	95,000	84,856
Jabil, Inc.
4.25%, 05/15/27 (a)	105,000	105,042
3.95%, 01/12/28 (a)	80,000	79,484
5.45%, 02/01/29 (a)	60,000	61,948
3.60%, 01/15/30 (a)	100,000	96,502
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	120,000	117,236
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	160,000	160,850
3.00%, 10/30/29 (a)	100,000	95,113
5.35%, 07/30/30 (a)	175,000	182,102
KLA Corp.
4.10%, 03/15/29 (a)	165,000	165,365
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	135,000	131,883
2.70%, 10/15/28 (a)	120,000	114,422
Lam Research Corp.
4.00%, 03/15/29 (a)	205,000	204,895
1.90%, 06/15/30 (a)	120,000	108,462
Leidos, Inc.
4.38%, 05/15/30 (a)	125,000	124,619
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	190,000	182,018
4.88%, 06/22/28 (a)	110,000	111,731
5.75%, 02/15/29 (a)	125,000	130,431
4.75%, 07/15/30 (a)	95,000	96,271
Mastercard, Inc.
2.95%, 11/21/26 (a)	140,000	138,565
3.30%, 03/26/27 (a)	200,000	198,502
4.10%, 01/15/28 (a)	145,000	145,819
3.50%, 02/26/28 (a)	95,000	94,290
4.88%, 03/09/28 (a)	150,000	153,510
4.55%, 03/15/28 (a)	85,000	86,384
2.95%, 06/01/29 (a)	200,000	193,322
3.35%, 03/26/30 (a)	360,000	350,719
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	202,974
5.05%, 03/15/29 (a)	230,000	235,177
5.05%, 02/15/30 (a)	200,000	204,488
Micron Technology, Inc.
5.38%, 04/15/28 (a)	120,000	123,780
5.33%, 02/06/29 (a)	140,000	144,267
6.75%, 11/01/29 (a)	230,000	250,045
4.66%, 02/15/30 (a)	220,000	222,145
Microsoft Corp.
3.30%, 02/06/27 (a)	805,000	800,355
3.40%, 06/15/27 (a)	125,000	124,535
1.35%, 09/15/30 (a)	80,000	70,942
Moody's Corp.
3.25%, 01/15/28 (a)	80,000	78,714
4.25%, 02/01/29 (a)	115,000	115,513
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	115,000	116,248
5.00%, 04/15/29 (a)	150,000	153,653
4.60%, 05/23/29 (a)	125,000	126,438
4.85%, 08/15/30 (a)	120,000	122,318

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	121,320
2.70%, 06/22/30 (a)	120,000	111,110
Nokia OYJ
4.38%, 06/12/27	115,000	114,837
NVIDIA Corp.
1.55%, 06/15/28 (a)	240,000	226,486
2.85%, 04/01/30 (a)	315,000	301,194
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	135,000	139,863
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	75,000	73,851
4.40%, 06/01/27 (a)	135,000	135,444
4.30%, 08/19/28 (a)	145,000	145,265
4.30%, 06/18/29 (a)	260,000	259,800
3.40%, 05/01/30 (a)	155,000	148,681
Oracle Corp.
2.80%, 04/01/27 (a)	390,000	382,582
3.25%, 11/15/27 (a)	550,000	540,518
2.30%, 03/25/28 (a)	400,000	382,472
4.50%, 05/06/28 (a)	250,000	251,888
4.80%, 08/03/28 (a)	345,000	350,886
4.20%, 09/27/29 (a)	350,000	349,363
6.15%, 11/09/29 (a)	265,000	282,683
2.95%, 04/01/30 (a)	600,000	565,494
4.65%, 05/06/30 (a)	245,000	248,428
3.25%, 05/15/30 (a)	75,000	71,473
4.45%, 09/26/30 (a)	630,000	629,981
Paychex, Inc.
5.10%, 04/15/30 (a)	275,000	283,135
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	285,000	281,529
3.90%, 06/01/27 (a)	75,000	75,007
4.45%, 03/06/28 (a)	100,000	101,119
2.85%, 10/01/29 (a)	310,000	295,687
2.30%, 06/01/30 (a)	230,000	211,876
Qorvo, Inc.
4.38%, 10/15/29 (a)	190,000	186,417
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	355,000	352,000
1.30%, 05/20/28 (a)	240,000	224,966
2.15%, 05/20/30 (a)	275,000	252,659
4.50%, 05/20/30 (a)	100,000	101,630
RELX Capital, Inc.
4.00%, 03/18/29 (a)	200,000	199,018
4.75%, 03/27/30 (a)	125,000	127,691
3.00%, 05/22/30 (a)	100,000	94,759
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	140,000	139,489
1.40%, 09/15/27 (a)	165,000	156,917
4.20%, 09/15/28 (a)	170,000	170,425
4.25%, 09/15/28 (a)	115,000	115,549
2.95%, 09/15/29 (a)	145,000	138,231
4.50%, 10/15/29 (a)	100,000	100,954
2.00%, 06/30/30 (a)	100,000	89,980
4.45%, 09/15/30 (a)	110,000	110,527
S&P Global, Inc.
2.95%, 01/22/27 (a)	135,000	133,229
2.45%, 03/01/27 (a)	210,000	205,745
4.75%, 08/01/28 (a)	170,000	173,307
2.70%, 03/01/29 (a)	280,000	267,604
4.25%, 05/01/29 (a)	185,000	185,892
2.50%, 12/01/29 (a)	125,000	117,326
1.25%, 08/15/30 (a)	100,000	87,171
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	299,073
1.50%, 07/15/28 (a)	190,000	178,537
ServiceNow, Inc.
1.40%, 09/01/30 (a)	320,000	280,272
Synopsys, Inc.
4.55%, 04/01/27	175,000	176,166
4.65%, 04/01/28 (a)	205,000	207,294
4.85%, 04/01/30 (a)	395,000	402,564
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	94,979
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	105,000	96,369
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	179,316
Texas Instruments, Inc.
4.60%, 02/08/27 (a)	100,000	100,987
2.90%, 11/03/27 (a)	100,000	98,256
4.60%, 02/15/28 (a)	245,000	249,368
4.60%, 02/08/29 (a)	100,000	102,136
2.25%, 09/04/29 (a)	190,000	178,091
1.75%, 05/04/30 (a)	175,000	158,146
4.50%, 05/23/30 (a)	100,000	101,708
Trimble, Inc.
4.90%, 06/15/28 (a)	135,000	137,492
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	285,000	278,055
3.88%, 04/22/27 (a)	350,000	349,020
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	105,000	103,441
4.63%, 02/01/30 (a)	70,000	71,135
VeriSign, Inc.
4.75%, 07/15/27 (a)	120,000	120,010
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	95,000	94,879
4.50%, 08/15/30 (a)	150,000	150,558
Visa, Inc.
1.90%, 04/15/27 (a)	150,000	145,826
0.75%, 08/15/27 (a)	170,000	161,060
2.75%, 09/15/27 (a)	205,000	201,226
2.05%, 04/15/30 (a)	315,000	289,945
VMware LLC
3.90%, 08/21/27 (a)	290,000	289,034
1.80%, 08/15/28 (a)	145,000	135,997
4.70%, 05/15/30 (a)	175,000	177,280
Western Digital Corp.
2.85%, 02/01/29 (a)	140,000	131,863
Workday, Inc.
3.50%, 04/01/27 (a)	175,000	173,513
3.70%, 04/01/29 (a)	180,000	177,349
Xilinx, Inc.
2.38%, 06/01/30 (a)	180,000	166,559
		54,765,114
Transportation 1.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	64,486	63,911
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	139,866	137,155
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	13,748	13,476
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	57,193	55,950

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	91,050	88,101
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	23,932	23,024
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	97,556	94,942
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	62,114	59,838
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	74,263
Canadian National Railway Co.
6.90%, 07/15/28	100,000	107,679
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	189,918
4.00%, 06/01/28 (a)	130,000	129,805
2.88%, 11/15/29 (a)	140,000	132,964
2.05%, 03/05/30 (a)	75,000	68,449
4.80%, 03/30/30 (a)	110,000	112,637
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	200,168
CSX Corp.
2.60%, 11/01/26 (a)	135,000	132,955
3.25%, 06/01/27 (a)	180,000	177,865
3.80%, 03/01/28 (a)	175,000	174,302
4.25%, 03/15/29 (a)	205,000	205,957
2.40%, 02/15/30 (a)	175,000	163,046
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	143,711	138,009
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	75,109
4.95%, 07/10/28 (a)	180,000	182,219
3.75%, 10/28/29 (a)	110,000	106,921
5.25%, 07/10/30 (a)	200,000	204,208
FedEx Corp.
3.40%, 02/15/28 (a)(d)	75,000	73,691
3.10%, 08/05/29 (a)(c)	165,000	158,027
3.10%, 08/05/29 (a)(d)	115,000	110,103
4.25%, 05/15/30 (a)(d)	75,000	74,776
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	130,000	136,634
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	153,166
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	104,743
Norfolk Southern Corp.
7.80%, 05/15/27	80,000	84,766
3.15%, 06/01/27 (a)	125,000	123,281
3.80%, 08/01/28 (a)	145,000	144,353
2.55%, 11/01/29 (a)	105,000	98,862
Ryder System, Inc.
2.90%, 12/01/26 (a)	150,000	147,871
2.85%, 03/01/27 (a)	160,000	157,200
4.30%, 06/15/27 (a)	50,000	50,120
5.65%, 03/01/28 (a)	120,000	124,334
5.25%, 06/01/28 (a)	155,000	159,239
6.30%, 12/01/28 (a)	80,000	85,045
5.38%, 03/15/29 (a)	120,000	124,374
5.50%, 06/01/29 (a)	40,000	41,762
4.95%, 09/01/29 (a)	65,000	66,539
4.90%, 12/01/29 (a)	70,000	71,606
5.00%, 03/15/30 (a)	75,000	76,894
4.85%, 06/15/30 (a)	60,000	61,250
Southwest Airlines Co.
3.00%, 11/15/26 (a)	60,000	59,188
5.13%, 06/15/27 (a)	325,000	329,082
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 11/16/27 (a)	90,000	88,548
2.63%, 02/10/30 (a)	125,000	115,334
Union Pacific Corp.
2.15%, 02/05/27 (a)	80,000	78,157
3.00%, 04/15/27 (a)	80,000	78,917
3.95%, 09/10/28 (a)	225,000	225,407
6.63%, 02/01/29	70,000	75,470
3.70%, 03/01/29 (a)	160,000	158,293
2.40%, 02/05/30 (a)	205,000	191,162
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	101,128	97,789
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	68,598	65,479
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	65,060	62,556
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	215,735	220,897
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	90,000	88,544
3.05%, 11/15/27 (a)	155,000	152,549
3.40%, 03/15/29 (a)	145,000	142,438
2.50%, 09/01/29 (a)	105,000	99,033
4.45%, 04/01/30 (a)	195,000	198,422
		8,068,772
		299,126,536

Utility 6.6%
Electric 5.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	74,498
5.45%, 05/15/29 (a)	160,000	166,067
2.10%, 07/01/30 (a)	145,000	130,780
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	80,000	79,137
AES Corp.
5.45%, 06/01/28 (a)	165,000	169,051
Alabama Power Co.
3.75%, 09/01/27 (a)	115,000	114,863
1.45%, 09/15/30 (a)	110,000	96,428
Ameren Corp.
5.70%, 12/01/26 (a)	160,000	162,536
1.95%, 03/15/27 (a)	105,000	101,849
1.75%, 03/15/28 (a)	95,000	89,704
5.00%, 01/15/29 (a)	175,000	179,091
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	89,699
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	130,000	134,156
3.20%, 11/13/27 (a)	125,000	122,674
4.30%, 12/01/28 (a)	140,000	140,654
5.20%, 01/15/29 (a)	150,000	154,716
2.30%, 03/01/30 (a)	100,000	91,569
7.05%, 12/15/54 (a)(b)	60,000	62,878
3.88%, 02/15/62 (a)(b)	135,000	130,874
Appalachian Power Co.
3.30%, 06/01/27 (a)	45,000	44,381
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	83,399
2.60%, 08/15/29 (a)	100,000	93,999
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	80,000	79,929
Avangrid, Inc.
3.80%, 06/01/29 (a)	145,000	142,455

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	122,791
3.70%, 07/15/30 (a)	200,000	196,040
Black Hills Corp.
3.15%, 01/15/27 (a)	85,000	83,913
5.95%, 03/15/28 (a)	75,000	77,929
3.05%, 10/15/29 (a)	75,000	71,324
2.50%, 06/15/30 (a)	70,000	64,471
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	60,000	59,216
5.20%, 10/01/28 (a)	70,000	72,244
4.80%, 03/15/30 (a)	100,000	102,335
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	155,281
2.95%, 03/01/30 (a)	75,000	70,839
7.00%, 02/15/55 (a)(b)	135,000	141,422
6.70%, 05/15/55 (a)(b)	75,000	77,563
CMS Energy Corp.
3.45%, 08/15/27 (a)	140,000	138,151
4.75%, 06/01/50 (a)(b)	100,000	97,724
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	115,000	113,002
3.70%, 08/15/28 (a)	120,000	119,080
2.20%, 03/01/30 (a)	75,000	69,092
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	130,000	128,648
4.65%, 01/01/29 (a)	50,000	50,950
4.95%, 01/15/30 (a)	115,000	118,404
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	95,000	93,383
3.80%, 05/15/28 (a)	125,000	124,455
3.35%, 04/01/30 (a)	150,000	145,374
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	160,000	165,387
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,050
3.80%, 11/15/28 (a)	85,000	84,550
4.90%, 02/15/29 (a)	105,000	107,703
4.60%, 05/30/29 (a)	100,000	101,651
4.70%, 01/15/30 (a)	155,000	158,350
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(d)	80,000	79,850
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	50,000	49,651
4.60%, 05/15/28 (a)	175,000	176,822
4.25%, 06/01/28 (a)	85,000	85,173
3.38%, 04/01/30 (a)	325,000	312,374
5.00%, 06/15/30 (a)	150,000	153,840
6.88%, 02/01/55 (a)(b)	230,000	241,442
DTE Electric Co.
4.85%, 12/01/26	100,000	101,093
4.25%, 05/14/27	75,000	75,412
1.90%, 04/01/28 (a)	105,000	99,887
2.25%, 03/01/30 (a)	100,000	92,306
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	98,813
4.95%, 07/01/27 (a)	200,000	202,614
4.88%, 06/01/28 (a)	240,000	244,238
5.10%, 03/01/29 (a)	255,000	261,536
3.40%, 06/15/29 (a)	115,000	111,327
2.95%, 03/01/30 (a)	75,000	70,618
5.20%, 04/01/30 (a)	250,000	257,707
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	140,000	138,526
3.95%, 11/15/28 (a)	135,000	135,034
6.00%, 12/01/28	50,000	52,739
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 08/15/29 (a)	115,000	108,258
2.45%, 02/01/30 (a)	100,000	93,263
4.85%, 03/15/30 (a)	105,000	107,977
Duke Energy Corp.
4.85%, 01/05/27	135,000	136,369
3.15%, 08/15/27 (a)	100,000	98,427
5.00%, 12/08/27 (a)	110,000	112,054
4.30%, 03/15/28 (a)	196,000	197,004
4.85%, 01/05/29 (a)	125,000	127,453
3.40%, 06/15/29 (a)	100,000	97,218
2.45%, 06/01/30 (a)	210,000	193,475
3.25%, 01/15/82 (a)(b)	105,000	101,332
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	143,799
3.80%, 07/15/28 (a)	140,000	139,492
2.50%, 12/01/29 (a)	130,000	122,363
1.75%, 06/15/30 (a)	105,000	94,102
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	135,000	133,530
2.13%, 06/01/30 (a)	80,000	73,082
Duke Energy Progress LLC
4.35%, 03/06/27	65,000	65,516
3.70%, 09/01/28 (a)	91,000	90,417
3.45%, 03/15/29 (a)	130,000	127,465
Edison International
5.75%, 06/15/27 (a)	120,000	121,462
4.13%, 03/15/28 (a)	110,000	108,044
5.25%, 11/15/28 (a)	135,000	136,100
5.45%, 06/15/29 (a)	100,000	100,944
6.95%, 11/15/29 (a)(c)	105,000	111,519
6.25%, 03/15/30 (a)	110,000	114,663
Enel Americas SA
4.00%, 10/25/26 (a)	150,000	149,755
Enel Chile SA
4.88%, 06/12/28 (a)	220,000	223,740
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	95,000	94,958
Entergy Corp.
1.90%, 06/15/28 (a)	160,000	150,922
2.80%, 06/15/30 (a)	100,000	93,314
7.13%, 12/01/54 (a)(b)	225,000	235,807
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	108,246
3.12%, 09/01/27 (a)	60,000	59,177
3.25%, 04/01/28 (a)	160,000	157,499
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	77,656
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	65,000	64,754
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	65,000	64,236
4.70%, 03/13/28	60,000	60,737
Evergy Metro, Inc.
2.25%, 06/01/30 (a)(c)	80,000	73,329
Evergy, Inc.
2.90%, 09/15/29 (a)	170,000	161,243
6.65%, 06/01/55 (a)(b)	90,000	92,160
Eversource Energy
5.00%, 01/01/27	95,000	95,908
2.90%, 03/01/27 (a)	120,000	117,884
4.60%, 07/01/27 (a)	145,000	145,953
3.30%, 01/15/28 (a)	120,000	117,506
5.45%, 03/01/28 (a)	205,000	210,621
5.95%, 02/01/29 (a)	170,000	178,128

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/01/29 (a)	110,000	109,778
1.65%, 08/15/30 (a)	75,000	65,888
Exelon Corp.
2.75%, 03/15/27 (a)	125,000	122,600
5.15%, 03/15/28 (a)	180,000	184,171
5.15%, 03/15/29 (a)	125,000	128,618
4.05%, 04/15/30 (a)	255,000	252,376
FirstEnergy Corp.
3.90%, 07/15/27 (a)(h)	295,000	293,398
2.65%, 03/01/30 (a)	100,000	92,897
2.25%, 09/01/30 (a)	90,000	80,962
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	125,000	125,869
Florida Power & Light Co.
3.30%, 05/30/27 (a)	110,000	108,855
5.05%, 04/01/28 (a)	200,000	205,282
4.40%, 05/15/28 (a)	145,000	146,667
5.15%, 06/15/29 (a)	210,000	218,001
4.63%, 05/15/30 (a)	105,000	106,976
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	187,902
Georgia Power Co.
5.00%, 02/23/27 (a)	50,000	50,718
3.25%, 03/30/27 (a)	120,000	118,796
4.65%, 05/16/28 (a)	145,000	147,230
4.00%, 10/01/28 (a)	160,000	160,022
2.65%, 09/15/29 (a)	150,000	142,087
4.55%, 03/15/30 (a)	115,000	116,926
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,494
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	119,816
3.60%, 04/01/29 (a)	85,000	83,277
2.30%, 06/01/30 (a)	70,000	63,998
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	125,000	122,515
ITC Holdings Corp.
3.35%, 11/15/27 (a)	110,000	108,128
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	70,000	69,913
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	98,841
3.65%, 04/15/29 (a)	170,000	167,647
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	39,988
National Grid PLC
5.60%, 06/12/28 (a)	125,000	129,412
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26 (a)	130,000	132,159
3.05%, 04/25/27 (a)	70,000	69,006
5.10%, 05/06/27 (a)	85,000	86,397
4.12%, 09/16/27 (a)	70,000	70,254
3.40%, 02/07/28 (a)	200,000	197,164
4.75%, 02/07/28 (a)	135,000	137,065
4.80%, 03/15/28 (a)	140,000	142,617
4.15%, 08/25/28 (a)	140,000	140,410
5.05%, 09/15/28 (a)	105,000	107,781
3.90%, 11/01/28 (a)	130,000	129,490
4.85%, 02/07/29 (a)	75,000	76,784
3.70%, 03/15/29 (a)	100,000	98,620
5.15%, 06/15/29 (a)	85,000	88,091
4.95%, 02/07/30 (a)	100,000	103,018
2.40%, 03/15/30 (a)	120,000	111,590
7.13%, 09/15/53 (a)(b)	70,000	73,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Power Co.
3.70%, 05/01/29 (a)	105,000	103,362
2.40%, 05/01/30 (a)	95,000	87,885
6.25%, 05/15/55 (a)(b)	80,000	81,124
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	175,000	170,208
3.55%, 05/01/27 (a)	255,000	252,960
4.63%, 07/15/27 (a)	250,000	252,547
4.69%, 09/01/27	410,000	414,653
4.85%, 02/04/28	200,000	203,664
4.90%, 02/28/28 (a)	295,000	300,263
1.90%, 06/15/28 (a)	345,000	326,253
4.90%, 03/15/29 (a)	165,000	168,884
3.50%, 04/01/29 (a)	85,000	83,146
2.75%, 11/01/29 (a)	215,000	203,321
5.00%, 02/28/30 (a)	125,000	128,900
5.05%, 03/15/30 (a)	175,000	180,283
2.25%, 06/01/30 (a)	430,000	392,663
6.70%, 09/01/54 (a)(b)	190,000	196,798
6.38%, 08/15/55 (a)(b)	310,000	322,536
4.80%, 12/01/77 (a)(b)	105,000	102,145
5.65%, 05/01/79 (a)(b)	120,000	121,117
3.80%, 03/15/82 (a)(b)	140,000	136,567
NSTAR Electric Co.
3.20%, 05/15/27 (a)	140,000	138,226
3.25%, 05/15/29 (a)	115,000	111,467
4.85%, 03/01/30 (a)	100,000	102,523
3.95%, 04/01/30 (a)	80,000	79,417
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	77,921
Ohio Power Co.
2.60%, 04/01/30 (a)	50,000	46,503
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,515
3.30%, 03/15/30 (a)	75,000	72,208
3.25%, 04/01/30 (a)	50,000	48,092
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	165,000	166,175
3.70%, 11/15/28 (a)	50,000	49,497
5.75%, 03/15/29 (a)	80,000	83,798
4.65%, 11/01/29 (a)	200,000	203,384
2.75%, 05/15/30 (a)	125,000	117,319
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	90,000	88,854
5.45%, 06/15/27 (a)	150,000	152,590
2.10%, 08/01/27 (a)	230,000	221,228
3.30%, 12/01/27 (a)	215,000	210,457
5.00%, 06/04/28 (a)	70,000	70,994
3.00%, 06/15/28 (a)	185,000	178,471
3.75%, 07/01/28	175,000	171,894
6.10%, 01/15/29 (a)	180,000	188,287
4.20%, 03/01/29 (a)	100,000	99,296
5.55%, 05/15/29 (a)	200,000	205,982
4.55%, 07/01/30 (a)	645,000	641,111
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,624
3.50%, 06/15/29 (a)	100,000	97,176
2.70%, 09/15/30 (a)	80,000	73,976
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	85,000	86,397
5.15%, 05/15/30 (a)	75,000	77,219
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	74,333
Public Service Co. of New Hampshire
4.40%, 07/01/28	60,000	60,629

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	125,000	123,326
3.70%, 05/01/28 (a)	85,000	84,550
3.65%, 09/01/28 (a)	75,000	74,315
3.20%, 05/15/29 (a)	75,000	72,738
2.45%, 01/15/30 (a)	90,000	84,014
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,560
5.88%, 10/15/28 (a)	100,000	104,774
5.20%, 04/01/29 (a)	170,000	175,482
4.90%, 03/15/30 (a)	125,000	127,858
1.60%, 08/15/30 (a)	100,000	87,768
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,002
4.10%, 06/15/30 (a)	100,000	97,732
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	130,000	133,250
Southern California Edison Co.
4.88%, 02/01/27 (a)	110,000	110,683
4.70%, 06/01/27 (a)	160,000	160,738
5.85%, 11/01/27 (a)	150,000	154,074
3.65%, 03/01/28 (a)	100,000	98,355
5.30%, 03/01/28 (a)	150,000	152,938
5.65%, 10/01/28 (a)	140,000	144,441
4.20%, 03/01/29 (a)	105,000	103,814
6.65%, 04/01/29	75,000	78,720
5.15%, 06/01/29 (a)	120,000	122,178
2.85%, 08/01/29 (a)	125,000	117,224
5.25%, 03/15/30 (a)	180,000	183,640
2.25%, 06/01/30 (a)	120,000	107,668
Southern Co.
5.11%, 08/01/27 (h)	175,000	178,192
1.75%, 03/15/28 (a)	125,000	118,126
4.85%, 06/15/28 (a)	245,000	249,679
5.50%, 03/15/29 (a)	200,000	208,084
3.70%, 04/30/30 (a)	220,000	214,676
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	95,000	93,758
4.10%, 09/15/28 (a)	115,000	114,785
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	93,694
Tampa Electric Co.
4.90%, 03/01/29 (a)	125,000	127,924
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	43,789
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	122,618
2.95%, 03/15/30 (a)	75,000	71,344
Virginia Electric & Power Co.
2.95%, 11/15/26 (a)	90,000	88,864
3.50%, 03/15/27 (a)	165,000	163,779
3.75%, 05/15/27 (a)	165,000	164,289
3.80%, 04/01/28 (a)	100,000	99,611
2.88%, 07/15/29 (a)	130,000	124,214
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,954
1.38%, 10/15/27 (a)	115,000	109,026
4.75%, 01/15/28 (a)	100,000	101,459
2.20%, 12/15/28 (a)	75,000	70,774
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	95,000	89,656
5.00%, 05/15/29 (a)	85,000	87,605
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	25,000	24,540
3.00%, 07/01/29 (a)	95,000	91,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	60,000	61,039
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	99,036
1.75%, 03/15/27 (a)	100,000	96,667
4.75%, 03/21/28 (a)	75,000	75,985
4.00%, 06/15/28 (a)	180,000	179,865
2.60%, 12/01/29 (a)	205,000	191,775
3.40%, 06/01/30 (a)	100,000	95,994
		35,865,132
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	105,000	103,591
2.63%, 09/15/29 (a)	105,000	99,366
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	184,741
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	222,952
5.25%, 03/30/28 (a)	230,000	235,980
5.20%, 07/01/29 (a)	130,000	134,159
2.95%, 09/01/29 (a)	130,000	124,118
3.60%, 05/01/30 (a)	200,000	193,846
6.95%, 11/30/54 (a)(b)	100,000	104,473
ONE Gas, Inc.
5.10%, 04/01/29 (a)	145,000	149,637
2.00%, 05/15/30 (a)	75,000	68,440
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	175,000	170,783
Sempra
3.25%, 06/15/27 (a)	135,000	132,795
3.40%, 02/01/28 (a)	175,000	171,740
3.70%, 04/01/29 (a)	100,000	98,147
4.13%, 04/01/52 (a)(b)	185,000	180,863
6.88%, 10/01/54 (a)(b)	225,000	233,374
6.63%, 04/01/55 (a)(b)	100,000	101,793
Southern California Gas Co.
2.95%, 04/15/27 (a)	255,000	251,259
2.55%, 02/01/30 (a)	150,000	140,094
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	90,000	89,932
Southwest Gas Corp.
5.80%, 12/01/27 (a)	45,000	46,465
5.45%, 03/23/28 (a)	110,000	113,182
3.70%, 04/01/28 (a)	50,000	49,411
2.20%, 06/15/30 (a)	70,000	63,716
		3,464,857
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	102,060
3.75%, 09/01/28 (a)	100,000	99,505
3.45%, 06/01/29 (a)	125,000	122,225
2.80%, 05/01/30 (a)	100,000	94,263
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	225,000	227,597
3.57%, 05/01/29 (a)	85,000	82,809
2.70%, 04/15/30 (a)	75,000	69,849
United Utilities PLC
6.88%, 08/15/28	75,000	80,283
		878,591
		40,208,580
Total Corporates (Cost $587,913,058)		596,447,356

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (i)	3,240,020	3,240,020
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (i)(j)	1,193,863	1,193,863
		4,433,883
Total Short-Term Investments (Cost $4,433,883)		4,433,883
Total Investments in Securities (Cost $592,346,941)		600,881,239

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 12/31/25	15	3,125,977	(2,091)
Short
5 Year US Treasury Notes (CBOT), expires 12/31/25	(1)	(109,195)	(17)
3 Year US Treasury Notes (CBOT), expires 12/31/25	(1)	(212,750)	(282)
(299)
Total Net Unrealized Depreciation on Futures Contracts			(2,390)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,079,927.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,977,514 or 0.7% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/25	FACE AMOUNT AT 9/30/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
3.45%, 02/13/26	$49,293	$9,870	($59,436 )	($584 )	$896	($39 )	$—	$—	$349
0.90%, 03/11/26	172,284	—	(174,052)	(5,591)	7,267	92	—	—	405
1.15%, 05/13/26	148,060	28,822	(179,374)	(3,795)	5,620	667	—	—	796
5.88%, 08/24/26	173,067	15,253	(187,820)	1,697	(1,499)	(698)	—	—	6,591
3.20%, 03/02/27	101,736	73,955	(49,133)	(947)	2,228	823	128,662	130,000	2,291
2.45%, 03/03/27	248,281	39,145	—	—	4,159	2,016	293,601	300,000	4,848
3.30%, 04/01/27	116,557	4,911	—	—	1,560	802	123,830	125,000	3,025
3.20%, 01/25/28	100,524	34,357	—	—	1,257	1,434	137,572	140,000	2,610
2.00%, 03/20/28	164,954	66,887	—	—	3,404	3,615	238,860	250,000	2,801
4.00%, 02/01/29	82,428	54,391	(24,810)	675	1,795	532	115,011	115,000	2,974
5.64%, 05/19/29	204,167	46,757	—	—	3,791	(163)	254,552	245,000	8,800
3.25%, 05/22/29	84,334	29,198	—	—	2,077	973	116,582	120,000	2,272
2.75%, 10/01/29	45,514	34,680	—	—	2,403	1,006	83,603	88,000	1,704
6.20%, 11/17/29	213,674	58,572	—	—	4,707	(903)	276,050	260,000	9,845

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/25	FACE AMOUNT AT 9/30/25	INTEREST INCOME EARNED
4.63%, 03/22/30	$—	$90,600	$—	$—	$1,331	($56 )	$91,875	$90,000	$1,975
Total	$1,904,873	$587,398	($674,625 )	($8,545 )	$40,996	$10,101	$1,860,198		$51,286

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$596,447,356	$—	$596,447,356
Short-Term Investments [1]	4,433,883	—	—	4,433,883
Liabilities
Futures Contracts [2]	(2,390)	—	—	(2,390)
Total	$4,431,493	$596,447,356	$—	$600,878,849

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.6% OF NET ASSETS

Financial Institutions 37.5%
Banking 24.8%
Ally Financial, Inc.
8.00%, 11/01/31	11,322,000	12,914,920
5.55%, 07/31/33 (a)(b)	2,710,000	2,720,650
6.18%, 07/26/35 (a)(b)	3,050,000	3,147,570
American Express Co.
6.49%, 10/30/31 (a)(b)	4,050,000	4,440,177
4.99%, 05/26/33 (a)(b)	3,330,000	3,393,536
4.92%, 07/20/33 (a)(b)	7,925,000	8,064,242
4.42%, 08/03/33 (a)(b)	5,670,000	5,622,088
5.04%, 05/01/34 (a)(b)	5,615,000	5,765,594
5.63%, 07/28/34 (a)(b)	2,370,000	2,484,210
5.92%, 04/25/35 (a)(b)	2,285,000	2,435,284
5.28%, 07/26/35 (a)(b)	7,245,000	7,481,984
5.44%, 01/30/36 (a)(b)	5,565,000	5,789,269
5.67%, 04/25/36 (a)(b)	6,765,000	7,169,209
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	3,400,000	3,953,520
6.03%, 03/13/35 (a)(b)	4,400,000	4,688,640
Banco Santander SA
2.75%, 12/03/30	6,600,000	5,992,932
2.96%, 03/25/31	3,400,000	3,151,528
5.44%, 07/15/31	6,800,000	7,141,972
3.23%, 11/22/32 (a)(b)	4,400,000	4,012,316
6.92%, 08/08/33	8,800,000	9,798,976
6.94%, 11/07/33	6,800,000	7,798,036
6.35%, 03/14/34	5,600,000	6,010,984
6.03%, 01/17/35	4,600,000	4,945,966
Bank of America Corp.
1.92%, 10/24/31 (a)(b)	10,885,000	9,669,581
2.65%, 03/11/32 (a)(b)	9,230,000	8,416,191
2.69%, 04/22/32 (a)(b)	20,175,000	18,383,863
2.30%, 07/21/32 (a)(b)	16,915,000	15,006,481
2.57%, 10/20/32 (a)(b)	14,575,000	13,074,066
2.97%, 02/04/33 (a)(b)	16,655,000	15,171,206
4.57%, 04/27/33 (a)(b)	16,940,000	16,913,574
5.02%, 07/22/33 (a)(b)	22,665,000	23,188,108
5.29%, 04/25/34 (a)(b)	22,230,000	23,013,385
5.87%, 09/15/34 (a)(b)	17,100,000	18,326,412
5.47%, 01/23/35 (a)(b)	22,585,000	23,606,520
5.43%, 08/15/35 (a)(b)	10,925,000	11,153,879
5.52%, 10/25/35 (a)(b)	15,580,000	15,983,834
5.51%, 01/24/36 (a)(b)	15,790,000	16,511,919
5.74%, 02/12/36 (a)(b)	11,410,000	11,887,508
5.46%, 05/09/36 (a)(b)	9,200,000	9,608,664
2.48%, 09/21/36 (a)(b)	8,565,000	7,443,242
3.85%, 03/08/37 (a)(b)	11,343,000	10,609,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Montreal
5.51%, 06/04/31 (a)	3,715,000	3,916,353
3.09%, 01/10/37 (a)(b)	5,655,000	5,040,415
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	2,120,000	1,863,098
1.80%, 07/28/31 (a)	2,250,000	1,982,138
2.50%, 01/26/32 (a)	2,070,000	1,864,615
5.06%, 07/22/32 (a)(b)	5,020,000	5,185,861
4.29%, 06/13/33 (a)(b)	3,465,000	3,414,065
5.83%, 10/25/33 (a)(b)	6,885,000	7,419,551
4.71%, 02/01/34 (a)(b)	3,390,000	3,407,391
4.97%, 04/26/34 (a)(b)	4,405,000	4,491,823
6.47%, 10/25/34 (a)(b)	4,925,000	5,492,852
5.19%, 03/14/35 (a)(b)	4,070,000	4,196,211
5.23%, 11/20/35 (a)(b)	3,300,000	3,409,032
5.32%, 06/06/36 (a)(b)	3,505,000	3,628,727
5.61%, 07/21/39 (a)(b)	1,995,000	2,090,680
Bank of Nova Scotia
2.15%, 08/01/31	2,750,000	2,439,938
2.45%, 02/02/32	3,835,000	3,408,970
4.74%, 11/10/32 (a)(b)	2,805,000	2,838,043
5.65%, 02/01/34	3,800,000	4,047,570
4.59%, 05/04/37 (a)(b)	5,730,000	5,548,875
Barclays PLC
2.67%, 03/10/32 (a)(b)	4,280,000	3,874,770
2.89%, 11/24/32 (a)(b)	5,322,000	4,799,752
5.75%, 08/09/33 (a)(b)	4,455,000	4,685,814
7.44%, 11/02/33 (a)(b)	9,015,000	10,353,187
6.22%, 05/09/34 (a)(b)	9,015,000	9,704,647
7.12%, 06/27/34 (a)(b)	6,835,000	7,650,005
6.69%, 09/13/34 (a)(b)	6,840,000	7,570,649
5.34%, 09/10/35 (a)(b)	8,895,000	9,031,005
5.79%, 02/25/36 (a)(b)	9,155,000	9,556,172
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,545,000	4,318,614
6.09%, 10/03/33 (a)	5,060,000	5,508,215
Capital One Financial Corp.
7.62%, 10/30/31 (a)(b)	7,900,000	8,938,060
2.36%, 07/29/32 (a)(b)	4,155,000	3,588,590
2.62%, 11/02/32 (a)(b)	2,390,000	2,125,953
6.70%, 11/29/32 (a)	3,390,000	3,743,747
5.27%, 05/10/33 (a)(b)	4,995,000	5,110,784
5.82%, 02/01/34 (a)(b)	5,604,000	5,880,165
6.38%, 06/08/34 (a)(b)	7,895,000	8,538,916
7.96%, 11/02/34 (a)(b)	4,515,000	5,337,362
6.05%, 02/01/35 (a)(b)	4,500,000	4,774,860
5.88%, 07/26/35 (a)(b)	4,635,000	4,864,572
6.18%, 01/30/36 (a)(b)	7,965,000	8,272,608
5.20%, 09/11/36 (a)(b)	6,100,000	6,036,560
Citibank NA
5.57%, 04/30/34 (a)	8,810,000	9,342,300

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup, Inc.
2.56%, 05/01/32 (a)(b)	13,685,000	12,341,817
6.63%, 06/15/32	4,215,000	4,676,922
2.52%, 11/03/32 (a)(b)	7,965,000	7,075,628
3.06%, 01/25/33 (a)(b)	12,710,000	11,583,894
5.88%, 02/22/33	2,225,000	2,374,921
3.79%, 03/17/33 (a)(b)	13,703,000	13,021,002
4.91%, 05/24/33 (a)(b)	11,385,000	11,511,487
6.00%, 10/31/33	3,045,000	3,275,537
6.27%, 11/17/33 (a)(b)	12,320,000	13,454,549
6.17%, 05/25/34 (a)(b)	14,550,000	15,489,348
5.83%, 02/13/35 (a)(b)	11,250,000	11,683,912
5.45%, 06/11/35 (a)(b)	11,405,000	11,829,722
6.02%, 01/24/36 (a)(b)	13,550,000	14,213,679
5.33%, 03/27/36 (a)(b)	10,245,000	10,483,196
5.17%, 09/11/36 (a)(b)	12,210,000	12,339,548
5.41%, 09/19/39 (a)(b)	5,100,000	5,126,571
Citizens Financial Group, Inc.
5.72%, 07/23/32 (a)(b)	5,680,000	5,937,588
2.64%, 09/30/32 (a)	2,865,000	2,449,976
6.65%, 04/25/35 (a)(b)	3,410,000	3,754,683
5.64%, 05/21/37 (a)(b)	1,605,000	1,625,239
Comerica Bank
5.33%, 08/25/33 (a)(b)	2,295,000	2,294,449
Commonwealth Bank of Australia
4.15%, 10/01/30	3,380,000	3,381,386
Credit Suisse USA LLC
7.13%, 07/15/32	3,375,000	3,881,520
Deutsche Bank AG
3.73%, 01/14/32 (a)(b)	5,660,000	5,309,420
3.04%, 05/28/32 (a)(b)	4,245,000	3,880,482
3.74%, 01/07/33 (a)(b)	5,465,000	5,041,299
7.08%, 02/10/34 (a)(b)	6,450,000	7,096,935
5.40%, 09/11/35 (a)(b)	5,660,000	5,774,049
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	4,555,000	4,777,284
4.34%, 04/25/33 (a)(b)	2,995,000	2,921,083
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	3,420,000	3,467,128
Goldman Sachs Capital I
6.35%, 02/15/34	4,400,000	4,711,696
Goldman Sachs Group, Inc.
1.99%, 01/27/32 (a)(b)	11,335,000	10,006,765
2.62%, 04/22/32 (a)(b)	16,900,000	15,333,032
2.38%, 07/21/32 (a)(b)	17,195,000	15,347,569
2.65%, 10/21/32 (a)(b)	13,540,000	12,182,886
6.13%, 02/15/33	4,705,000	5,183,546
3.10%, 02/24/33 (a)(b)	17,455,000	16,019,501
6.56%, 10/24/34 (a)(b)	5,705,000	6,395,419
5.85%, 04/25/35 (a)(b)	11,370,000	12,121,216
5.33%, 07/23/35 (a)(b)	12,655,000	13,038,320
5.02%, 10/23/35 (a)(b)	16,025,000	16,140,059
5.54%, 01/28/36 (a)(b)	13,470,000	14,080,056
HSBC Bank USA NA
5.88%, 11/01/34	1,705,000	1,825,288
5.63%, 08/15/35	1,830,000	1,910,300
HSBC Holdings PLC
5.73%, 05/17/32 (a)(b)	6,665,000	7,013,913
2.80%, 05/24/32 (a)(b)	13,580,000	12,312,035
2.87%, 11/22/32 (a)(b)	7,925,000	7,144,150
4.76%, 03/29/33 (a)(b)	8,940,000	8,906,743
5.40%, 08/11/33 (a)(b)	10,420,000	10,820,753
8.11%, 11/03/33 (a)(b)	8,985,000	10,541,202
6.25%, 03/09/34 (a)(b)	10,115,000	11,022,113
6.55%, 06/20/34 (a)(b)	9,015,000	9,736,110
7.40%, 11/13/34 (a)(b)	9,215,000	10,502,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.72%, 03/04/35 (a)(b)	5,735,000	6,054,267
5.87%, 11/18/35 (a)(b)	7,970,000	8,246,240
5.45%, 03/03/36 (a)(b)	10,470,000	10,817,813
5.79%, 05/13/36 (a)(b)	8,595,000	9,069,444
5.74%, 09/10/36 (a)(b)	5,800,000	5,907,880
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,910,000	1,924,783
5.71%, 02/02/35 (a)(b)	5,665,000	5,907,009
2.49%, 08/15/36 (a)(b)	2,630,000	2,252,095
6.14%, 11/18/39 (a)(b)	2,720,000	2,833,805
ING Groep NV
2.73%, 04/01/32 (a)(b)	3,255,000	2,978,553
4.25%, 03/28/33 (a)(b)	4,470,000	4,378,454
6.11%, 09/11/34 (a)(b)	5,330,000	5,765,621
5.55%, 03/19/35 (a)(b)	6,885,000	7,158,610
5.53%, 03/25/36 (a)(b)	4,465,000	4,637,974
JPMorgan Chase & Co.
1.76%, 11/19/31 (a)(b)	5,550,000	4,901,871
1.95%, 02/04/32 (a)(b)	12,730,000	11,260,067
2.58%, 04/22/32 (a)(b)	15,530,000	14,123,914
2.55%, 11/08/32 (a)(b)	13,305,000	11,942,435
2.96%, 01/25/33 (a)(b)	15,875,000	14,525,466
4.59%, 04/26/33 (a)(b)	11,280,000	11,314,742
4.91%, 07/25/33 (a)(b)	19,405,000	19,801,832
5.72%, 09/14/33 (a)(b)	15,180,000	16,069,852
5.35%, 06/01/34 (a)(b)	20,360,000	21,224,282
6.25%, 10/23/34 (a)(b)	13,565,000	14,951,750
5.34%, 01/23/35 (a)(b)	13,715,000	14,250,845
5.77%, 04/22/35 (a)(b)	13,875,000	14,791,305
5.29%, 07/22/35 (a)(b)	16,000,000	16,538,560
4.95%, 10/22/35 (a)(b)	13,390,000	13,511,715
5.50%, 01/24/36 (a)(b)	12,580,000	13,170,379
5.57%, 04/22/36 (a)(b)	15,530,000	16,388,032
5.58%, 07/23/36 (a)(b)	18,085,000	18,764,634
KeyBank NA
4.90%, 08/08/32	3,510,000	3,487,852
5.00%, 01/26/33 (a)	4,370,000	4,403,518
KeyCorp
4.79%, 06/01/33 (a)(b)	3,425,000	3,416,232
6.40%, 03/06/35 (a)(b)	4,625,000	5,022,843
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	5,380,000	5,458,171
7.95%, 11/15/33 (a)(b)	4,485,000	5,228,523
5.68%, 01/05/35 (a)(b)	8,745,000	9,176,391
5.59%, 11/26/35 (a)(b)	4,635,000	4,818,639
6.07%, 06/13/36 (a)(b)	5,780,000	6,078,942
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	3,805,000	4,047,340
5.05%, 01/27/34 (a)(b)	4,190,000	4,203,450
5.39%, 01/16/36 (a)(b)	4,575,000	4,644,220
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32 (a)(b)	8,265,000	7,330,063
2.49%, 10/13/32 (a)(b)	2,950,000	2,631,666
2.85%, 01/19/33 (a)(b)	4,585,000	4,149,196
4.32%, 04/19/33 (a)(b)	3,055,000	3,003,371
5.13%, 07/20/33 (a)(b)	6,815,000	7,012,839
5.47%, 09/13/33 (a)(b)	3,285,000	3,448,560
5.44%, 02/22/34 (a)(b)	5,590,000	5,858,096
5.41%, 04/19/34 (a)(b)(c)	4,460,000	4,674,303
5.43%, 04/17/35 (a)(b)	7,365,000	7,669,174
5.57%, 01/16/36 (a)(b)	5,145,000	5,391,600
5.62%, 04/24/36 (a)(b)	6,865,000	7,209,554
5.19%, 09/12/36 (a)(b)	4,000,000	4,067,760
Mizuho Financial Group, Inc.
2.56%, 09/13/31	4,575,000	4,055,463
2.17%, 05/22/32 (a)(b)	2,680,000	2,361,723
2.26%, 07/09/32 (a)(b)	2,990,000	2,640,021

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.67%, 09/13/33 (a)(b)	3,295,000	3,487,428
5.75%, 05/27/34 (a)(b)	4,050,000	4,303,004
5.75%, 07/06/34 (a)(b)	5,115,000	5,434,892
5.58%, 05/26/35 (a)(b)	3,145,000	3,294,073
5.59%, 07/10/35 (a)(b)	2,830,000	2,965,755
5.42%, 05/13/36 (a)(b)	4,010,000	4,154,200
5.32%, 07/08/36 (a)(b)	4,570,000	4,699,560
Morgan Stanley
1.79%, 02/13/32 (a)(b)	12,530,000	10,932,550
7.25%, 04/01/32	4,775,000	5,531,981
1.93%, 04/28/32 (a)(b)	10,845,000	9,467,468
2.24%, 07/21/32 (a)(b)	15,920,000	14,068,186
2.51%, 10/20/32 (a)(b)	10,700,000	9,548,787
2.94%, 01/21/33 (a)(b)	11,390,000	10,366,722
4.89%, 07/20/33 (a)(b)	8,880,000	9,017,995
6.34%, 10/18/33 (a)(b)	13,460,000	14,798,866
5.25%, 04/21/34 (a)(b)	14,295,000	14,747,866
5.42%, 07/21/34 (a)(b)	11,440,000	11,928,374
6.63%, 11/01/34 (a)(b)	9,190,000	10,295,833
5.47%, 01/18/35 (a)(b)	11,580,000	12,064,970
5.83%, 04/19/35 (a)(b)	13,135,000	14,005,982
5.32%, 07/19/35 (a)(b)	13,950,000	14,396,260
5.59%, 01/18/36 (a)(b)	13,660,000	14,316,363
5.66%, 04/17/36 (a)(b)	13,380,000	14,123,660
2.48%, 09/16/36 (a)(b)	13,570,000	11,802,779
5.30%, 04/20/37 (a)(b)	8,415,000	8,548,041
5.95%, 01/19/38 (a)(b)	9,020,000	9,454,764
5.94%, 02/07/39 (a)(b)	7,000,000	7,339,920
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	4,460,000	4,790,575
5.78%, 03/01/35 (a)(b)	6,830,000	7,208,177
3.03%, 11/28/35 (a)(b)	3,935,000	3,601,469
Northern Trust Corp.
6.13%, 11/02/32 (a)	4,520,000	4,944,744
PNC Financial Services Group, Inc.
2.31%, 04/23/32 (a)(b)	4,597,000	4,103,742
4.81%, 10/21/32 (a)(b)	6,895,000	6,997,804
4.63%, 06/06/33 (a)(b)	3,844,000	3,819,245
6.04%, 10/28/33 (a)(b)	6,159,000	6,647,347
5.07%, 01/24/34 (a)(b)	6,999,000	7,149,059
5.94%, 08/18/34 (a)(b)	3,440,000	3,693,081
6.88%, 10/20/34 (a)(b)	9,940,000	11,268,083
5.68%, 01/22/35 (a)(b)	6,775,000	7,149,928
5.40%, 07/23/35 (a)(b)	6,410,000	6,636,786
5.58%, 01/29/36 (a)(b)	8,000,000	8,355,120
5.37%, 07/21/36 (a)(b)	6,720,000	6,921,936
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	4,475,000	4,601,643
Royal Bank of Canada
2.30%, 11/03/31	6,815,000	6,098,880
3.88%, 05/04/32	4,175,000	4,052,339
5.00%, 02/01/33	7,650,000	7,900,537
5.00%, 05/02/33	4,110,000	4,233,300
5.15%, 02/01/34	5,575,000	5,812,718
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	2,275,000	2,549,593
6.34%, 05/31/35 (a)(b)	3,420,000	3,646,985
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,755,000	2,519,530
5.14%, 09/22/36 (a)(b)	4,500,000	4,460,850
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	1,480,000	1,488,752
State Street Corp.
2.20%, 03/03/31	3,915,000	3,497,661
4.68%, 10/22/32 (a)(b)	3,590,000	3,638,680
2.62%, 02/07/33 (a)(b)	2,075,000	1,864,989
4.42%, 05/13/33 (a)(b)	2,270,000	2,266,504
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.16%, 08/04/33 (a)(b)	3,340,000	3,262,612
4.82%, 01/26/34 (a)(b)	3,390,000	3,436,375
5.16%, 05/18/34 (a)(b)	4,520,000	4,686,110
6.12%, 11/21/34 (a)(b)	2,210,000	2,396,590
5.15%, 02/28/36 (a)(b)	3,370,000	3,446,903
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	1,890,000	1,649,894
5.42%, 07/09/31	4,120,000	4,318,996
2.22%, 09/17/31	4,565,000	4,033,771
5.45%, 01/15/32	2,755,000	2,882,061
5.77%, 01/13/33	7,835,000	8,376,790
4.95%, 07/08/33 (a)(b)	2,990,000	3,043,551
5.78%, 07/13/33	2,985,000	3,193,831
5.81%, 09/14/33	4,110,000	4,414,715
5.56%, 07/09/34	6,085,000	6,423,509
5.63%, 01/15/35	4,575,000	4,856,820
5.25%, 07/08/36 (a)(b)	2,900,000	2,972,413
Synchrony Financial
2.88%, 10/28/31 (a)	3,485,000	3,088,233
6.00%, 07/29/36 (a)(b)	2,295,000	2,347,510
Toronto-Dominion Bank
2.00%, 09/10/31	3,860,000	3,429,842
2.45%, 01/12/32	2,665,000	2,371,264
5.30%, 01/30/32	3,480,000	3,636,983
3.20%, 03/10/32	6,740,000	6,259,842
4.46%, 06/08/32	8,765,000	8,764,649
Truist Financial Corp.
5.15%, 08/05/32 (a)(b)	4,590,000	4,727,700
4.92%, 07/28/33 (a)(b)	4,195,000	4,188,162
6.12%, 10/28/33 (a)(b)	3,435,000	3,701,419
5.12%, 01/26/34 (a)(b)	6,795,000	6,896,313
5.87%, 06/08/34 (a)(b)	7,825,000	8,295,752
5.71%, 01/24/35 (a)(b)	9,000,000	9,446,580
U.S. Bancorp
2.68%, 01/27/33 (a)(b)	3,804,000	3,404,314
4.97%, 07/22/33 (a)(b)	5,935,000	5,966,277
5.85%, 10/21/33 (a)(b)	6,835,000	7,292,330
4.84%, 02/01/34 (a)(b)	8,110,000	8,149,333
5.84%, 06/12/34 (a)(b)	7,971,000	8,495,332
5.68%, 01/23/35 (a)(b)	9,035,000	9,524,697
5.42%, 02/12/36 (a)(b)	5,385,000	5,576,491
2.49%, 11/03/36 (a)(b)	5,654,000	4,879,854
Wachovia Corp.
5.50%, 08/01/35	3,850,000	3,969,312
Wells Fargo & Co.
3.35%, 03/02/33 (a)(b)	18,000,000	16,759,260
4.90%, 07/25/33 (a)(b)	18,965,000	19,274,129
5.39%, 04/24/34 (a)(b)	17,050,000	17,722,111
5.56%, 07/25/34 (a)(b)	19,185,000	20,160,174
6.49%, 10/23/34 (a)(b)	14,625,000	16,261,245
5.50%, 01/23/35 (a)(b)	13,705,000	14,299,523
5.38%, 02/07/35	2,165,000	2,297,585
5.21%, 12/03/35 (a)(b)	11,410,000	11,665,812
5.61%, 04/23/36 (a)(b)	12,740,000	13,372,031
4.89%, 09/15/36 (a)(b)	6,800,000	6,787,216
Westpac Banking Corp.
2.15%, 06/03/31	4,555,000	4,099,956
5.41%, 08/10/33 (a)(b)	4,540,000	4,678,561
6.82%, 11/17/33	3,355,000	3,759,445
2.67%, 11/15/35 (a)(b)	6,345,000	5,702,569
5.62%, 11/20/35 (a)(b)	6,675,000	6,887,198
3.02%, 11/18/36 (a)(b)	5,585,000	4,985,953
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,350,000	2,504,701
		2,303,549,233

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
5.50%, 08/20/34 (a)	1,810,000	1,856,463
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	2,055,000	2,065,111
5.15%, 05/15/33 (a)	3,400,000	3,526,038
5.20%, 04/15/35 (a)	3,465,000	3,536,933
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	2,315,000	2,557,288
5.15%, 08/12/35 (a)	2,290,000	2,302,916
6.00%, 12/15/54 (a)(b)	2,205,000	2,200,965
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	4,195,000	4,328,191
4.90%, 01/08/35 (a)	2,380,000	2,441,095
BlackRock, Inc.
1.90%, 01/28/31 (a)	5,700,000	5,087,250
2.10%, 02/25/32 (a)	4,620,000	4,054,327
4.75%, 05/25/33 (a)	5,440,000	5,564,413
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,380,000	3,414,341
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	3,215,000	2,929,572
4.38%, 02/15/32 (a)	1,740,000	1,666,833
6.25%, 04/18/34 (a)	4,365,000	4,583,599
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	3,205,000	3,356,693
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,555,000	2,753,575
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,735,000	2,392,742
Brookfield Finance, Inc.
2.72%, 04/15/31 (a)	2,220,000	2,029,702
6.35%, 01/05/34 (a)	3,175,000	3,467,926
5.68%, 01/15/35 (a)	2,000,000	2,085,240
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	3,690,000	3,664,354
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	2,240,000	1,969,475
3.00%, 03/16/32 (a)	1,390,000	1,281,566
Charles Schwab Corp.
1.65%, 03/11/31 (a)(d)	3,340,000	2,908,405
2.30%, 05/13/31 (a)(d)	3,345,000	3,012,407
1.95%, 12/01/31 (a)(d)	3,760,000	3,265,861
2.90%, 03/03/32 (a)(d)	4,420,000	4,033,294
5.85%, 05/19/34 (a)(b)(d)	5,760,000	6,170,400
6.14%, 08/24/34 (a)(b)(d)	6,010,000	6,552,883
CME Group, Inc.
2.65%, 03/15/32 (a)	3,425,000	3,113,531
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	3,930,000	3,437,964
Intercontinental Exchange, Inc.
5.25%, 06/15/31 (a)	3,130,000	3,275,670
1.85%, 09/15/32 (a)	6,705,000	5,675,581
4.60%, 03/15/33 (a)	6,810,000	6,857,670
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	1,835,000	1,857,020
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,470,000	3,977,808
2.75%, 10/15/32 (a)	2,040,000	1,775,330
6.20%, 04/14/34 (a)	6,835,000	7,264,921
KKR & Co., Inc.
5.10%, 08/07/35 (a)	4,060,000	4,070,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
6.00%, 03/15/31 (a)	1,680,000	1,776,583
5.63%, 08/01/35 (a)	1,455,000	1,480,477
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	2,295,000	2,402,337
5.65%, 03/15/35 (a)	2,035,000	2,074,967
5.75%, 06/15/35 (a)	2,295,000	2,357,103
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,940,000	2,573,735
5.55%, 02/15/34 (a)	4,855,000	5,099,983
Nomura Holdings, Inc.
2.61%, 07/14/31	4,425,000	3,975,154
3.00%, 01/22/32	3,360,000	3,041,002
6.18%, 01/18/33	3,435,000	3,717,220
6.09%, 07/12/33	2,670,000	2,888,433
5.78%, 07/03/34	4,475,000	4,739,249
5.49%, 06/29/35	2,145,000	2,210,187
5.04%, 06/10/36 (a)(b)	3,300,000	3,287,658
Raymond James Financial, Inc.
4.90%, 09/11/35 (a)	2,910,000	2,878,979
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,700,000	2,853,225
		189,721,998
Finance Companies 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.38%, 11/15/30 (a)	2,700,000	2,687,823
5.38%, 12/15/31 (a)	3,595,000	3,722,263
3.30%, 01/30/32 (a)	17,700,000	16,314,444
3.40%, 10/29/33 (a)	6,680,000	6,012,935
5.30%, 01/19/34 (a)	3,450,000	3,530,040
4.95%, 09/10/34 (a)	4,860,000	4,843,184
6.50%, 01/31/56 (a)(b)	2,025,000	2,091,744
Air Lease Corp.
3.13%, 12/01/30 (a)	3,410,000	3,153,432
5.20%, 07/15/31 (a)	2,455,000	2,502,750
2.88%, 01/15/32 (a)	3,390,000	3,036,864
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	4,475,000	4,744,932
6.55%, 03/15/32 (a)(e)	2,440,000	2,561,488
ARES Capital Corp.
5.10%, 01/15/31 (a)	2,800,000	2,779,896
3.20%, 11/15/31 (a)	3,140,000	2,815,983
5.80%, 03/08/32 (a)	4,565,000	4,654,657
ARES Strategic Income Fund
5.15%, 01/15/31 (a)(e)	2,240,000	2,214,509
6.20%, 03/21/32 (a)	3,430,000	3,545,282
Blackstone Private Credit Fund
6.25%, 01/25/31 (a)	2,195,000	2,295,092
6.00%, 01/29/32 (a)	4,445,000	4,588,084
6.00%, 11/22/34 (a)(c)	3,785,000	3,878,906
Blue Owl Credit Income Corp.
6.65%, 03/15/31 (a)	3,440,000	3,615,681
Franklin BSP Capital Corp.
6.00%, 10/02/30 (a)(e)	1,400,000	1,386,378
FS KKR Capital Corp.
6.13%, 01/15/31 (a)	1,790,000	1,773,711
GATX Corp.
1.90%, 06/01/31 (a)	1,790,000	1,563,171
3.50%, 06/01/32 (a)	1,820,000	1,690,234
4.90%, 03/15/33 (a)	1,525,000	1,536,224
5.45%, 09/15/33 (a)	1,830,000	1,890,170
6.05%, 03/15/34 (a)	2,190,000	2,348,381
6.90%, 05/01/34 (a)	1,945,000	2,190,362
5.50%, 06/15/35 (a)	2,150,000	2,220,455

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HPS Corporate Lending Fund
5.45%, 11/15/30 (a)(e)	2,000,000	1,999,020
5.95%, 04/14/32 (a)	2,245,000	2,285,365
		106,473,460
Financial Other 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	2,745,000	2,821,695
6.38%, 07/01/34 (a)	4,500,000	4,581,921
6.75%, 07/15/35 (a)	1,785,000	1,841,852
J Paul Getty Trust
4.91%, 04/01/35 (a)	2,315,000	2,376,209
ORIX Corp.
2.25%, 03/09/31	2,145,000	1,914,413
4.00%, 04/13/32	2,050,000	1,988,131
5.20%, 09/13/32	2,205,000	2,280,940
5.40%, 02/25/35	2,375,000	2,451,546
		20,256,707
Insurance 5.0%
Allstate Corp.
1.45%, 12/15/30 (a)	2,585,000	2,233,026
5.25%, 03/30/33 (a)	3,405,000	3,535,139
5.35%, 06/01/33	1,540,000	1,607,483
5.55%, 05/09/35	2,515,000	2,637,556
American Financial Group, Inc.
5.00%, 09/23/35 (a)	1,550,000	1,518,721
American International Group, Inc.
5.13%, 03/27/33 (a)	3,350,000	3,448,523
3.88%, 01/15/35 (a)	2,305,000	2,143,396
5.45%, 05/07/35 (a)	2,860,000	2,980,435
American National Group, Inc.
6.00%, 07/15/35 (a)	3,120,000	3,189,826
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	2,085,000	1,832,611
2.60%, 12/02/31 (a)	2,220,000	2,000,620
5.00%, 09/12/32 (a)	2,225,000	2,290,882
5.35%, 02/28/33 (a)	3,420,000	3,572,806
Aon North America, Inc.
5.30%, 03/01/31 (a)	3,055,000	3,186,090
5.45%, 03/01/34 (a)	7,560,000	7,880,015
Arch Capital Group Ltd.
7.35%, 05/01/34	1,385,000	1,612,652
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,825,000	1,622,954
5.00%, 02/15/32 (a)	2,375,000	2,424,424
5.50%, 03/02/33 (a)	1,615,000	1,683,363
6.50%, 02/15/34 (a)	1,585,000	1,757,575
5.45%, 07/15/34 (a)	2,285,000	2,368,128
5.15%, 02/15/35 (a)	6,745,000	6,828,031
Assurant, Inc.
2.65%, 01/15/32 (a)	1,565,000	1,375,447
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,150,000	2,019,990
Athene Holding Ltd.
3.50%, 01/15/31 (a)	2,350,000	2,230,832
6.65%, 02/01/33 (a)	1,830,000	1,992,522
5.88%, 01/15/34 (a)	2,520,000	2,637,886
6.63%, 10/15/54 (a)(b)	2,645,000	2,682,691
6.88%, 06/28/55 (a)(b)	2,725,000	2,792,607
AXA SA
8.60%, 12/15/30	3,830,000	4,562,717
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	3,305,000	2,926,016
2.88%, 03/15/32 (a)	4,490,000	4,202,011
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	3,075,000	2,737,980
4.20%, 03/17/32 (a)	2,830,000	2,736,355
5.25%, 06/23/32 (a)	2,345,000	2,407,916
5.65%, 06/11/34 (a)	2,620,000	2,719,141
5.55%, 06/23/35 (a)	4,530,000	4,661,551
Centene Corp.
3.00%, 10/15/30 (a)	9,685,000	8,658,003
2.50%, 03/01/31 (a)	10,080,000	8,690,170
2.63%, 08/01/31 (a)	5,680,000	4,884,175
Chubb INA Holdings LLC
5.00%, 03/15/34 (a)	7,255,000	7,444,355
4.90%, 08/15/35 (a)	5,655,000	5,691,814
Cincinnati Financial Corp.
6.13%, 11/01/34	1,755,000	1,893,610
CNA Financial Corp.
5.50%, 06/15/33 (a)	2,480,000	2,575,034
5.13%, 02/15/34 (a)	2,160,000	2,182,464
5.20%, 08/15/35 (a)	2,200,000	2,207,502
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	3,145,000	3,341,500
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,600,000	6,304,980
6.05%, 09/15/33 (a)	2,265,000	2,422,214
5.75%, 01/15/34 (a)	3,430,000	3,611,241
6.38%, 09/15/54 (a)(b)	3,430,000	3,528,818
Elevance Health, Inc.
2.55%, 03/15/31 (a)	4,545,000	4,129,496
4.95%, 11/01/31 (a)	3,430,000	3,493,695
4.10%, 05/15/32 (a)	2,620,000	2,543,496
4.60%, 09/15/32 (a)	3,380,000	3,361,004
5.50%, 10/15/32 (a)	3,055,000	3,212,516
4.75%, 02/15/33 (a)	4,480,000	4,497,830
5.38%, 06/15/34 (a)	4,375,000	4,513,337
5.95%, 12/15/34	1,525,000	1,628,990
5.20%, 02/15/35 (a)	5,130,000	5,229,830
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,290,000	2,048,313
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	2,285,000	2,408,390
6.70%, 03/28/55 (a)(b)	2,170,000	2,270,037
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)	2,220,000	2,267,575
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (a)	2,805,000	2,650,304
5.63%, 08/16/32 (a)	3,305,000	3,441,067
6.00%, 12/07/33 (a)	3,340,000	3,554,762
5.75%, 05/20/35 (a)(e)	2,075,000	2,153,767
Fidelity National Financial, Inc.
2.45%, 03/15/31 (a)	2,660,000	2,358,010
First American Financial Corp.
2.40%, 08/15/31 (a)	2,810,000	2,452,427
5.45%, 09/30/34 (a)	2,165,000	2,173,249
Globe Life, Inc.
4.80%, 06/15/32 (a)	1,710,000	1,721,201
5.85%, 09/15/34 (a)	2,065,000	2,170,274
Hanover Insurance Group, Inc.
5.50%, 09/01/35 (a)	2,300,000	2,328,267
Humana, Inc.
5.38%, 04/15/31 (a)	6,935,000	7,141,108
2.15%, 02/03/32 (a)	3,330,000	2,839,391
5.88%, 03/01/33 (a)	3,335,000	3,509,554
5.95%, 03/15/34 (a)	3,735,000	3,929,706
5.55%, 05/01/35 (a)	3,135,000	3,195,662

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,295,000	2,079,614
5.67%, 06/08/32 (a)	1,450,000	1,508,203
Kemper Corp.
3.80%, 02/23/32 (a)	1,775,000	1,640,295
Lincoln National Corp.
3.40%, 01/15/31 (a)	2,300,000	2,173,178
3.40%, 03/01/32 (a)	1,275,000	1,180,497
5.85%, 03/15/34 (a)	1,520,000	1,592,869
Loews Corp.
6.00%, 02/01/35	1,355,000	1,465,758
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,450,000	3,307,722
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	3,530,000	3,202,945
4.85%, 11/15/31 (a)	4,575,000	4,681,597
2.38%, 12/15/31 (a)	1,680,000	1,496,561
5.75%, 11/01/32 (a)	2,340,000	2,515,781
5.88%, 08/01/33	1,210,000	1,308,821
5.40%, 09/15/33 (a)	2,690,000	2,825,172
5.15%, 03/15/34 (a)	2,165,000	2,243,157
5.00%, 03/15/35 (a)	8,925,000	9,039,865
MetLife, Inc.
6.50%, 12/15/32	2,695,000	3,052,896
5.38%, 07/15/33 (a)	4,310,000	4,544,679
6.38%, 06/15/34	3,460,000	3,866,342
5.30%, 12/15/34 (a)	3,345,000	3,482,814
5.70%, 06/15/35	4,490,000	4,810,631
6.35%, 03/15/55 (a)(b)	4,550,000	4,850,618
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,825,000	1,905,118
PartnerRe Finance B LLC
4.50%, 10/01/50 (a)(b)	2,240,000	2,132,726
Primerica, Inc.
2.80%, 11/19/31 (a)	2,690,000	2,433,024
Principal Financial Group, Inc.
5.38%, 03/15/33 (a)	1,780,000	1,850,862
Progressive Corp.
3.00%, 03/15/32 (a)	2,315,000	2,138,921
6.25%, 12/01/32	1,705,000	1,897,853
4.95%, 06/15/33 (a)	2,430,000	2,501,345
Prudential Financial, Inc.
5.75%, 07/15/33	1,770,000	1,923,778
5.20%, 03/14/35 (a)	3,315,000	3,410,107
3.70%, 10/01/50 (a)(b)	3,615,000	3,377,061
5.13%, 03/01/52 (a)(b)	4,660,000	4,672,163
6.00%, 09/01/52 (a)(b)	4,990,000	5,206,416
6.75%, 03/01/53 (a)(b)	2,270,000	2,448,059
6.50%, 03/15/54 (a)(b)	4,425,000	4,738,378
Prudential Funding Asia PLC
3.63%, 03/24/32 (a)	1,655,000	1,581,518
Reinsurance Group of America, Inc.
6.00%, 09/15/33 (a)	1,770,000	1,890,537
5.75%, 09/15/34 (a)	2,950,000	3,085,582
6.65%, 09/15/55 (a)(b)	3,000,000	3,152,820
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,395,000	3,567,093
5.80%, 04/01/35 (a)	2,215,000	2,324,421
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	1,915,000	1,997,575
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	2,015,000	1,808,342
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	2,270,000	2,311,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,265,000	2,544,456
UnitedHealth Group, Inc.
4.65%, 01/15/31 (a)	3,500,000	3,550,330
4.90%, 04/15/31 (a)	4,060,000	4,163,936
2.30%, 05/15/31 (a)	6,825,000	6,118,544
4.95%, 01/15/32 (a)	6,790,000	6,956,355
4.20%, 05/15/32 (a)	6,630,000	6,536,782
5.35%, 02/15/33 (a)	9,160,000	9,582,276
4.50%, 04/15/33 (a)	6,790,000	6,723,322
5.00%, 04/15/34 (a)	5,455,000	5,545,444
5.15%, 07/15/34 (a)	9,055,000	9,297,583
5.30%, 06/15/35 (a)	4,585,000	4,743,045
4.63%, 07/15/35	4,240,000	4,187,297
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,795,000	1,787,569
Willis North America, Inc.
5.35%, 05/15/33 (a)	3,263,000	3,375,280
		460,036,621
REITs 4.3%
Agree LP
2.90%, 10/01/30 (a)	1,615,000	1,507,522
4.80%, 10/01/32 (a)	1,355,000	1,364,160
2.60%, 06/15/33 (a)	1,385,000	1,185,823
5.63%, 06/15/34 (a)	2,020,000	2,103,689
5.60%, 06/15/35 (a)	1,775,000	1,853,029
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30 (a)	3,170,000	3,229,089
3.38%, 08/15/31 (a)	3,395,000	3,179,485
2.00%, 05/18/32 (a)	4,080,000	3,452,741
1.88%, 02/01/33 (a)	4,490,000	3,688,625
2.95%, 03/15/34 (a)	3,625,000	3,133,160
4.75%, 04/15/35 (a)	2,235,000	2,187,216
American Assets Trust LP
3.38%, 02/01/31 (a)	2,340,000	2,126,194
6.15%, 10/01/34 (a)	2,365,000	2,411,118
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	2,160,000	1,915,034
3.63%, 04/15/32 (a)	2,500,000	2,344,225
5.50%, 02/01/34 (a)	2,685,000	2,776,424
5.50%, 07/15/34 (a)	2,205,000	2,273,135
5.25%, 03/15/35 (a)	2,310,000	2,337,489
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	1,950,000	1,976,072
5.41%, 09/12/34 (a)	2,225,000	2,193,427
AvalonBay Communities, Inc.
2.45%, 01/15/31 (a)	2,792,000	2,539,296
2.05%, 01/15/32 (a)	3,140,000	2,748,630
5.00%, 02/15/33 (a)	1,550,000	1,584,162
5.30%, 12/07/33 (a)	1,595,000	1,659,071
5.35%, 06/01/34 (a)	1,835,000	1,909,978
5.00%, 08/01/35 (a)	1,810,000	1,825,457
Boston Properties LP
3.25%, 01/30/31 (a)	5,680,000	5,284,502
2.55%, 04/01/32 (a)	3,860,000	3,341,409
2.45%, 10/01/33 (a)	3,850,000	3,153,958
6.50%, 01/15/34 (a)	3,400,000	3,671,252
5.75%, 01/15/35 (a)	3,905,000	3,995,947
Brixmor Operating Partnership LP
2.50%, 08/16/31 (a)	2,165,000	1,926,352
5.20%, 04/01/32 (a)	1,830,000	1,879,630
4.85%, 02/15/33 (a)	1,700,000	1,697,620
5.50%, 02/15/34 (a)	1,945,000	2,007,648
5.75%, 02/15/35 (a)	1,730,000	1,812,123

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,620,000	1,419,703
5.00%, 11/01/32 (a)	1,500,000	1,492,200
Camden Property Trust
4.90%, 01/15/34 (a)	1,790,000	1,817,441
COPT Defense Properties LP
4.50%, 10/15/30 (a)	1,000,000	993,630
2.75%, 04/15/31 (a)	2,630,000	2,381,754
2.90%, 12/01/33 (a)	1,835,000	1,558,759
Cousins Properties LP
5.38%, 02/15/32 (a)	1,895,000	1,942,242
5.88%, 10/01/34 (a)	2,290,000	2,404,592
CubeSmart LP
2.00%, 02/15/31 (a)	1,845,000	1,615,464
2.50%, 02/15/32 (a)	2,325,000	2,053,208
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,215,000	1,976,179
EPR Properties
3.60%, 11/15/31 (a)	1,810,000	1,673,979
ERP Operating LP
1.85%, 08/01/31 (a)	2,248,000	1,969,113
4.95%, 06/15/32 (a)	2,120,000	2,173,975
4.65%, 09/15/34 (a)	2,755,000	2,724,199
Essential Properties LP
2.95%, 07/15/31 (a)	1,800,000	1,625,292
Essex Portfolio LP
1.65%, 01/15/31 (a)	1,410,000	1,218,564
2.55%, 06/15/31 (a)	1,215,000	1,089,794
2.65%, 03/15/32 (a)	3,050,000	2,720,204
5.50%, 04/01/34 (a)	2,360,000	2,454,282
5.38%, 04/01/35 (a)	1,845,000	1,906,844
Extra Space Storage LP
2.20%, 10/15/30 (a)	1,665,000	1,493,655
5.90%, 01/15/31 (a)	2,695,000	2,863,384
2.55%, 06/01/31 (a)	2,050,000	1,846,927
2.40%, 10/15/31 (a)	2,700,000	2,380,914
2.35%, 03/15/32 (a)	2,550,000	2,218,016
4.95%, 01/15/33 (a)	3,500,000	3,524,255
5.40%, 02/01/34 (a)	2,875,000	2,964,872
5.35%, 01/15/35 (a)	1,820,000	1,857,365
5.40%, 06/15/35 (a)	2,255,000	2,306,549
First Industrial LP
5.25%, 01/15/31 (a)	1,985,000	2,036,094
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,630,000	3,153,962
Healthpeak OP LLC
2.88%, 01/15/31 (a)	2,680,000	2,469,861
5.25%, 12/15/32 (a)	3,260,000	3,356,203
4.75%, 01/15/33 (a)	2,275,000	2,262,010
5.38%, 02/15/35 (a)	2,330,000	2,383,776
Highwoods Realty LP
2.60%, 02/01/31 (a)	1,795,000	1,588,485
7.65%, 02/01/34 (a)	1,610,000	1,833,420
Host Hotels & Resorts LP
2.90%, 12/15/31 (a)	2,075,000	1,847,020
5.70%, 06/15/32 (a)	2,240,000	2,310,762
5.70%, 07/01/34 (a)	2,615,000	2,680,558
5.50%, 04/15/35 (a)	3,185,000	3,210,002
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	3,015,000	2,609,332
4.15%, 04/15/32 (a)	2,665,000	2,578,201
4.95%, 01/15/33 (a)	2,705,000	2,720,094
5.50%, 08/15/33 (a)	1,485,000	1,542,306
2.70%, 01/15/34 (a)	1,730,000	1,470,465
4.88%, 02/01/35 (a)	2,210,000	2,184,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kilroy Realty LP
2.50%, 11/15/32 (a)	1,899,000	1,579,797
2.65%, 11/15/33 (a)	1,975,000	1,619,303
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	2,355,000	2,181,978
2.25%, 12/01/31 (a)	2,035,000	1,794,972
3.20%, 04/01/32 (a)	2,805,000	2,591,147
4.60%, 02/01/33 (a)	2,830,000	2,815,737
6.40%, 03/01/34 (a)	2,235,000	2,474,704
4.85%, 03/01/35 (a)	2,345,000	2,333,345
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,610,000	1,630,125
5.20%, 08/15/32 (a)	1,385,000	1,412,603
5.50%, 03/01/34 (a)	1,605,000	1,654,803
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,650,000	1,431,837
Mid-America Apartments LP
1.70%, 02/15/31 (a)	2,040,000	1,775,126
5.30%, 02/15/32 (a)	1,700,000	1,771,383
5.00%, 03/15/34 (a)	1,575,000	1,598,357
4.95%, 03/01/35 (a)	1,610,000	1,623,766
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,780,000	1,611,363
5.35%, 02/01/33 (a)	1,570,000	1,557,958
NNN REIT, Inc.
4.60%, 02/15/31 (a)	2,215,000	2,223,904
5.60%, 10/15/33 (a)	2,185,000	2,287,171
5.50%, 06/15/34 (a)	2,320,000	2,408,206
Omega Healthcare Investors, Inc.
3.38%, 02/01/31 (a)	3,089,000	2,867,889
3.25%, 04/15/33 (a)	3,100,000	2,736,246
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,625,000	1,442,188
5.25%, 08/15/32 (a)	1,585,000	1,621,962
5.75%, 07/15/34 (a)	1,635,000	1,702,493
4.95%, 01/15/35 (a)	1,585,000	1,563,809
Piedmont Operating Partnership LP
2.75%, 04/01/32 (a)	1,390,000	1,184,530
Prologis LP
1.25%, 10/15/30 (a)	3,545,000	3,078,832
4.75%, 01/15/31 (a)	2,325,000	2,375,081
1.75%, 02/01/31 (a)	1,890,000	1,658,872
1.63%, 03/15/31 (a)	2,000,000	1,740,660
2.25%, 01/15/32 (a)	2,365,000	2,083,872
4.63%, 01/15/33 (a)	2,755,000	2,776,709
4.75%, 06/15/33 (a)	3,290,000	3,321,551
5.13%, 01/15/34 (a)	3,460,000	3,556,015
5.00%, 03/15/34 (a)	3,530,000	3,589,198
5.00%, 01/31/35 (a)	2,975,000	3,017,840
5.25%, 05/15/35 (a)	3,045,000	3,138,664
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,880,000	2,591,770
2.25%, 11/09/31 (a)	2,370,000	2,100,815
5.10%, 08/01/33 (a)	3,210,000	3,337,437
5.00%, 07/01/35 (a)	1,750,000	1,771,350
Realty Income Corp.
3.25%, 01/15/31 (a)	4,390,000	4,158,998
3.20%, 02/15/31 (a)	1,955,000	1,843,741
2.70%, 02/15/32 (a)	1,560,000	1,405,934
5.63%, 10/13/32 (a)	3,605,000	3,826,671
2.85%, 12/15/32 (a)	3,035,000	2,710,710
4.50%, 02/01/33 (a)(f)	190,000	188,013
1.80%, 03/15/33 (a)	1,840,000	1,524,569
4.90%, 07/15/33 (a)	2,695,000	2,733,889
5.13%, 02/15/34 (a)	3,515,000	3,606,847
5.13%, 04/15/35 (a)	2,850,000	2,901,614

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regency Centers LP
5.00%, 07/15/32 (a)	1,740,000	1,781,934
5.25%, 01/15/34 (a)	1,805,000	1,855,702
5.10%, 01/15/35 (a)	1,465,000	1,484,455
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,800,000	1,602,846
2.15%, 09/01/31 (a)	1,815,000	1,580,030
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,515,000	3,195,486
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)(c)	1,800,000	1,648,980
2.85%, 01/15/32 (a)	1,645,000	1,460,941
6.10%, 04/01/34 (a)	1,405,000	1,480,659
5.65%, 01/15/35 (a)	1,585,000	1,623,230
Simon Property Group LP
4.38%, 10/01/30 (a)	3,285,000	3,293,935
2.20%, 02/01/31 (a)	3,160,000	2,841,314
2.25%, 01/15/32 (a)	3,265,000	2,871,045
2.65%, 02/01/32 (a)	3,485,000	3,126,463
5.50%, 03/08/33 (a)	2,850,000	3,009,144
6.25%, 01/15/34 (a)	2,215,000	2,445,537
4.75%, 09/26/34 (a)	4,650,000	4,621,914
Store Capital LLC
2.75%, 11/18/30 (a)	1,460,000	1,328,293
2.70%, 12/01/31 (a)	1,870,000	1,638,419
Sun Communities Operating LP
2.70%, 07/15/31 (a)	3,430,000	3,104,802
4.20%, 04/15/32 (a)	2,720,000	2,640,141
Tanger Properties LP
2.75%, 09/01/31 (a)	1,915,000	1,720,225
UDR, Inc.
3.00%, 08/15/31 (a)	2,625,000	2,425,185
2.10%, 08/01/32 (a)	1,805,000	1,541,560
1.90%, 03/15/33 (a)	1,535,000	1,256,259
2.10%, 06/15/33 (a)	1,280,000	1,062,080
5.13%, 09/01/34 (a)	1,440,000	1,460,405
3.10%, 11/01/34 (a)	1,360,000	1,169,886
Ventas Realty LP
4.75%, 11/15/30 (a)	2,300,000	2,329,555
2.50%, 09/01/31 (a)	2,305,000	2,059,909
5.10%, 07/15/32 (a)	2,180,000	2,233,214
5.63%, 07/01/34 (a)	2,195,000	2,288,968
5.00%, 01/15/35 (a)	2,345,000	2,347,322
Welltower OP LLC
2.75%, 01/15/31 (a)	2,525,000	2,335,019
2.80%, 06/01/31 (a)	3,220,000	2,965,427
2.75%, 01/15/32 (a)	2,185,000	1,980,200
3.85%, 06/15/32 (a)	2,460,000	2,365,659
5.13%, 07/01/35 (a)	5,780,000	5,888,953
WP Carey, Inc.
2.40%, 02/01/31 (a)	2,115,000	1,898,318
2.45%, 02/01/32 (a)	1,700,000	1,492,056
2.25%, 04/01/33 (a)	1,935,000	1,618,918
5.38%, 06/30/34 (a)	1,790,000	1,836,558
		402,625,931
		3,482,663,950

Industrial 51.5%
Basic Industry 2.5%
Air Products & Chemicals, Inc.
4.75%, 02/08/31 (a)	2,855,000	2,926,204
4.90%, 10/11/32 (a)	2,320,000	2,383,800
4.80%, 03/03/33 (a)	2,675,000	2,734,224
4.85%, 02/08/34 (a)	5,030,000	5,111,134
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
5.05%, 06/01/32 (a)	2,715,000	2,683,370
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	3,124,000	2,983,982
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,465,000	4,976,153
6.00%, 06/17/34 (a)(c)	2,210,000	2,362,534
BHP Billiton Finance USA Ltd.
5.13%, 02/21/32 (a)	3,095,000	3,208,679
4.90%, 02/28/33 (a)	3,240,000	3,312,544
5.25%, 09/08/33 (a)	6,835,000	7,124,599
5.30%, 02/21/35 (a)	5,655,000	5,891,040
Cabot Corp.
5.00%, 06/30/32 (a)	1,780,000	1,804,973
CF Industries, Inc.
5.15%, 03/15/34	3,350,000	3,381,222
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,805,000	3,372,676
4.80%, 01/15/31 (a)	3,100,000	3,088,964
6.30%, 03/15/33 (a)	2,730,000	2,935,432
5.15%, 02/15/34 (a)(c)	2,635,000	2,644,038
4.25%, 10/01/34 (a)	2,160,000	1,992,319
5.35%, 03/15/35 (a)	1,765,000	1,756,863
Eastman Chemical Co.
5.75%, 03/08/33 (a)	2,230,000	2,345,090
5.63%, 02/20/34 (a)	3,340,000	3,442,872
Ecolab, Inc.
1.30%, 01/30/31 (a)	2,870,000	2,474,284
2.13%, 02/01/32 (a)	2,690,000	2,358,780
5.00%, 09/01/35 (a)	2,310,000	2,357,563
EIDP, Inc.
5.13%, 05/15/32 (a)	2,150,000	2,212,500
4.80%, 05/15/33 (a)	2,725,000	2,743,666
FMC Corp.
5.65%, 05/18/33 (a)	2,270,000	2,270,204
Freeport-McMoRan, Inc.
5.40%, 11/14/34 (a)	3,335,000	3,420,609
Georgia-Pacific LLC
8.88%, 05/15/31	1,800,000	2,196,864
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	2,900,000	3,004,806
International Paper Co.
5.00%, 09/15/35 (a)	1,840,000	1,844,710
Kinross Gold Corp.
6.25%, 07/15/33 (a)	2,235,000	2,441,045
Lubrizol Corp.
6.50%, 10/01/34	1,225,000	1,386,663
LYB International Finance III LLC
2.25%, 10/01/30 (a)	2,290,000	2,045,405
5.63%, 05/15/33 (a)	2,275,000	2,340,907
5.50%, 03/01/34 (a)	3,305,000	3,318,253
6.15%, 05/15/35 (a)	2,255,000	2,351,537
Mosaic Co.
5.45%, 11/15/33 (a)	2,240,000	2,314,973
NewMarket Corp.
2.70%, 03/18/31 (a)	1,880,000	1,708,356
Newmont Corp.
2.60%, 07/15/32 (a)(c)	3,455,000	3,127,224
5.88%, 04/01/35	2,165,000	2,347,228
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34 (a)	4,535,000	4,733,316
Nucor Corp.
3.13%, 04/01/32 (a)	2,250,000	2,079,113
5.10%, 06/01/35 (a)	2,360,000	2,402,150

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nutrien Ltd.
5.25%, 03/12/32 (a)	2,635,000	2,722,877
5.40%, 06/21/34 (a)	2,530,000	2,607,393
4.13%, 03/15/35 (a)	2,115,000	1,962,868
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,765,000	1,871,518
5.20%, 08/15/35 (a)	2,210,000	2,254,531
Rayonier LP
2.75%, 05/17/31 (a)	2,015,000	1,810,135
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,655,000	1,902,406
6.13%, 12/15/33	3,380,000	3,713,978
5.75%, 06/01/35	1,500,000	1,610,580
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	5,620,000	5,778,934
5.00%, 03/09/33 (a)	2,840,000	2,921,593
5.25%, 03/14/35 (a)	7,745,000	7,986,567
RPM International, Inc.
2.95%, 01/15/32 (a)	1,360,000	1,228,869
Sherwin-Williams Co.
4.80%, 09/01/31 (a)	2,065,000	2,110,017
2.20%, 03/15/32 (a)	2,210,000	1,929,087
5.15%, 08/15/35 (a)	2,165,000	2,204,187
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	4,395,000	4,553,396
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	3,760,000	3,881,523
Southern Copper Corp.
7.50%, 07/27/35	4,455,000	5,265,944
Steel Dynamics, Inc.
3.25%, 01/15/31 (a)	2,330,000	2,202,013
5.38%, 08/15/34 (a)	2,540,000	2,625,065
5.25%, 05/15/35 (a)	2,665,000	2,724,909
Suzano Austria GmbH
3.75%, 01/15/31 (a)	5,675,000	5,374,055
3.13%, 01/15/32 (a)	4,550,000	4,081,122
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	6,630,000	7,077,525
8.25%, 01/17/34	1,548,000	1,890,882
WestRock MWV LLC
7.95%, 02/15/31	1,455,000	1,682,868
Weyerhaeuser Co.
7.38%, 03/15/32	2,950,000	3,379,815
3.38%, 03/09/33 (a)	2,015,000	1,841,690
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,290,000	2,227,231
3.00%, 06/15/33 (a)	2,845,000	2,531,396
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	2,125,000	1,895,139
		227,792,981
Capital Goods 5.3%
3M Co.
5.15%, 03/15/35 (a)	2,410,000	2,471,407
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	2,265,000	2,037,458
AGCO Corp.
5.80%, 03/21/34 (a)	3,170,000	3,297,783
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,825,000	2,951,532
5.60%, 05/29/34 (a)	1,815,000	1,897,637
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,320,000	2,424,493
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
2.69%, 05/25/31 (a)	3,490,000	3,172,340
5.50%, 03/17/35 (a)	3,390,000	3,494,717
Amphenol Corp.
2.20%, 09/15/31 (a)	3,300,000	2,929,146
5.25%, 04/05/34 (a)	2,740,000	2,861,382
5.00%, 01/15/35 (a)	3,370,000	3,441,545
Amrize Finance U.S. LLC
5.40%, 04/07/35 (a)(e)	4,545,000	4,682,804
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,940,000	1,803,793
Avery Dennison Corp.
2.25%, 02/15/32 (a)	2,245,000	1,943,901
5.75%, 03/15/33 (a)	1,860,000	1,967,248
Berry Global, Inc.
5.80%, 06/15/31 (a)	3,595,000	3,806,494
5.65%, 01/15/34 (a)	3,660,000	3,814,306
Boeing Co.
3.63%, 02/01/31 (a)	6,155,000	5,896,490
6.39%, 05/01/31 (a)	4,320,000	4,706,597
6.13%, 02/15/33	1,830,000	1,972,960
3.60%, 05/01/34 (a)	3,785,000	3,426,598
6.53%, 05/01/34 (a)	11,245,000	12,452,151
3.25%, 02/01/35 (a)	3,420,000	2,969,825
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	2,685,000	2,323,384
5.25%, 09/15/35 (a)	2,250,000	2,279,452
Carrier Global Corp.
2.70%, 02/15/31 (a)(e)	3,405,000	3,127,527
5.90%, 03/15/34 (a)	3,835,000	4,118,061
Caterpillar, Inc.
1.90%, 03/12/31 (a)	2,325,000	2,082,409
5.20%, 05/15/35 (a)	7,695,000	7,967,942
5.30%, 09/15/35	1,525,000	1,596,157
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	3,460,000	3,593,694
5.50%, 01/09/35 (a)	5,460,000	5,702,752
Deere & Co.
7.13%, 03/03/31	1,465,000	1,670,481
5.45%, 01/16/35 (a)	5,680,000	5,982,517
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,350,000	3,028,366
Eaton Corp.
4.00%, 11/02/32	3,105,000	3,043,024
4.15%, 03/15/33 (a)	5,770,000	5,682,527
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	2,845,000	3,015,558
Emerson Electric Co.
1.95%, 10/15/30 (a)	2,100,000	1,895,208
2.20%, 12/21/31 (a)	4,600,000	4,084,432
5.00%, 03/15/35 (a)	2,175,000	2,231,180
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	3,380,000	3,360,227
5.00%, 10/03/34 (a)	3,320,000	3,348,087
Flowserve Corp.
3.50%, 10/01/30 (a)	2,290,000	2,184,019
2.80%, 01/15/32 (a)	2,140,000	1,897,217
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	2,130,000	2,032,105
5.88%, 06/01/33 (a)	2,695,000	2,860,662
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,925,000	1,946,830

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Dynamics Corp.
2.25%, 06/01/31 (a)	2,180,000	1,972,028
4.95%, 08/15/35 (a)	3,370,000	3,435,176
General Electric Co.
6.75%, 03/15/32	6,065,000	6,902,758
HEICO Corp.
5.35%, 08/01/33 (a)	2,700,000	2,803,086
Hexcel Corp.
5.88%, 02/26/35 (a)	1,390,000	1,455,358
Honeywell International, Inc.
1.75%, 09/01/31 (a)	6,720,000	5,822,678
4.95%, 09/01/31 (a)	2,040,000	2,111,624
4.75%, 02/01/32 (a)	2,945,000	2,999,659
5.00%, 02/15/33 (a)	4,920,000	5,063,320
4.50%, 01/15/34 (a)	4,535,000	4,498,493
5.00%, 03/01/35 (a)	6,505,000	6,613,959
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	2,220,000	2,279,674
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,340,000	1,207,340
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (a)	2,265,000	2,377,095
IDEX Corp.
2.63%, 06/15/31 (a)	2,145,000	1,943,627
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,090,000	2,187,519
5.70%, 08/14/33 (a)	4,490,000	4,773,050
5.45%, 06/15/34 (a)	3,435,000	3,583,804
John Deere Capital Corp.
4.38%, 10/15/30	2,790,000	2,811,427
1.45%, 01/15/31	2,700,000	2,367,765
4.90%, 03/07/31	3,870,000	3,991,402
2.00%, 06/17/31	2,500,000	2,223,925
4.40%, 09/08/31	5,720,000	5,763,930
3.90%, 06/07/32	2,416,000	2,358,837
4.35%, 09/15/32	2,745,000	2,753,317
5.15%, 09/08/33	4,440,000	4,646,327
5.10%, 04/11/34	4,390,000	4,547,338
5.05%, 06/12/34	3,485,000	3,594,882
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	2,330,000	2,031,480
4.90%, 12/01/32 (a)	2,795,000	2,849,614
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,335,000	1,220,444
L3Harris Technologies, Inc.
1.80%, 01/15/31 (a)	3,010,000	2,649,522
5.25%, 06/01/31 (a)	3,365,000	3,504,849
5.40%, 07/31/33 (a)	6,420,000	6,693,492
5.35%, 06/01/34 (a)	3,440,000	3,565,044
4.85%, 04/27/35 (a)	1,785,000	1,781,127
Lockheed Martin Corp.
4.70%, 12/15/31 (a)	2,735,000	2,800,503
3.90%, 06/15/32 (a)	3,320,000	3,245,931
5.25%, 01/15/33 (a)	4,630,000	4,869,788
4.75%, 02/15/34 (a)	3,755,000	3,793,188
4.80%, 08/15/34 (a)	2,850,000	2,885,112
3.60%, 03/01/35 (a)	2,105,000	1,939,442
5.00%, 08/15/35 (a)	3,340,000	3,394,475
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	4,145,000	3,715,827
5.15%, 12/01/34 (a)	3,255,000	3,323,908
Masco Corp.
2.00%, 10/01/30 (a)	1,435,000	1,283,134
2.00%, 02/15/31 (a)	2,720,000	2,385,712
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordson Corp.
5.80%, 09/15/33 (a)	2,210,000	2,359,573
Northrop Grumman Corp.
4.70%, 03/15/33 (a)	4,375,000	4,408,644
4.90%, 06/01/34 (a)	3,985,000	4,043,022
5.25%, 07/15/35 (a)	2,315,000	2,397,553
nVent Finance SARL
2.75%, 11/15/31 (a)	1,400,000	1,253,490
5.65%, 05/15/33 (a)	2,350,000	2,456,008
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	2,675,000	2,775,179
5.13%, 09/04/35 (a)	2,200,000	2,227,324
Owens Corning
5.70%, 06/15/34 (a)	3,620,000	3,817,037
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	2,325,000	2,255,436
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,865,000	1,980,052
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	5,450,000	5,852,101
Republic Services, Inc.
1.45%, 02/15/31 (a)	2,775,000	2,405,231
1.75%, 02/15/32 (a)	3,340,000	2,873,202
2.38%, 03/15/33 (a)	3,280,000	2,862,128
5.00%, 12/15/33 (a)	2,815,000	2,910,203
5.00%, 04/01/34 (a)	3,660,000	3,757,319
5.20%, 11/15/34 (a)	2,420,000	2,509,540
5.15%, 03/15/35 (a)	2,845,000	2,940,421
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,975,000	1,722,141
RTX Corp.
6.00%, 03/15/31 (a)	4,530,000	4,897,519
1.90%, 09/01/31 (a)	4,610,000	4,015,587
2.38%, 03/15/32 (a)	4,430,000	3,916,962
5.15%, 02/27/33 (a)	5,310,000	5,505,461
6.10%, 03/15/34 (a)	6,590,000	7,219,213
5.40%, 05/01/35	2,080,000	2,181,608
Sonoco Products Co.
2.85%, 02/01/32 (a)	2,195,000	1,980,527
5.00%, 09/01/34 (a)	3,325,000	3,292,149
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	2,280,000	2,055,534
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,660,000	4,280,536
Textron, Inc.
2.45%, 03/15/31 (a)	1,885,000	1,698,705
6.10%, 11/15/33 (a)	1,695,000	1,835,329
5.50%, 05/15/35 (a)	2,380,000	2,463,538
Timken Co.
4.13%, 04/01/32 (a)	1,565,000	1,501,179
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	3,190,000	3,321,875
5.10%, 06/13/34 (a)	2,230,000	2,291,615
Veralto Corp.
5.45%, 09/18/33 (a)	3,140,000	3,283,529
Vontier Corp.
2.95%, 04/01/31 (a)	2,770,000	2,532,666
Vulcan Materials Co.
5.35%, 12/01/34 (a)	3,320,000	3,428,066
Waste Connections, Inc.
2.20%, 01/15/32 (a)	2,925,000	2,574,029
3.20%, 06/01/32 (a)	2,155,000	1,999,581
4.20%, 01/15/33 (a)	3,495,000	3,430,482
5.00%, 03/01/34 (a)	3,485,000	3,560,137
5.25%, 09/01/35 (a)	2,200,000	2,270,070

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
1.50%, 03/15/31 (a)	4,295,000	3,723,722
4.95%, 07/03/31 (a)	3,385,000	3,503,035
4.80%, 03/15/32 (a)	3,450,000	3,526,486
4.15%, 04/15/32 (a)	4,651,000	4,604,909
4.63%, 02/15/33 (a)	2,300,000	2,327,646
4.88%, 02/15/34 (a)	5,680,000	5,812,855
4.95%, 03/15/35 (a)	6,450,000	6,553,135
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	2,215,000	2,330,114
5.50%, 05/29/35 (a)	3,320,000	3,439,586
WW Grainger, Inc.
4.45%, 09/15/34 (a)	2,210,000	2,184,187
Xylem, Inc.
2.25%, 01/30/31 (a)	2,185,000	1,964,927
		489,810,518
Communications 6.3%
America Movil SAB de CV
4.70%, 07/21/32 (a)	3,290,000	3,295,955
5.00%, 01/20/33 (a)	2,305,000	2,340,935
6.38%, 03/01/35	4,315,000	4,767,082
American Tower Corp.
1.88%, 10/15/30 (a)	3,540,000	3,132,617
2.70%, 04/15/31 (a)	3,240,000	2,958,282
2.30%, 09/15/31 (a)	3,205,000	2,832,611
4.05%, 03/15/32 (a)	2,985,000	2,893,928
5.65%, 03/15/33 (a)	3,640,000	3,838,780
5.55%, 07/15/33 (a)	3,725,000	3,901,490
5.90%, 11/15/33 (a)	3,430,000	3,676,686
5.45%, 02/15/34 (a)	2,875,000	2,989,310
5.40%, 01/31/35 (a)	2,800,000	2,893,996
5.35%, 03/15/35 (a)	2,820,000	2,898,340
AppLovin Corp.
5.38%, 12/01/31 (a)	4,585,000	4,747,676
5.50%, 12/01/34 (a)	4,585,000	4,736,580
AT&T, Inc.
2.75%, 06/01/31 (a)	13,455,000	12,337,159
2.25%, 02/01/32 (a)	10,655,000	9,332,395
4.55%, 11/01/32 (a)	5,180,000	5,159,798
2.55%, 12/01/33 (a)	16,810,000	14,329,012
5.40%, 02/15/34 (a)	12,470,000	12,968,052
4.50%, 05/15/35 (a)	11,195,000	10,815,601
5.38%, 08/15/35 (a)	5,595,000	5,763,130
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,755,000	1,511,283
5.10%, 05/11/33 (a)	3,780,000	3,849,401
5.20%, 02/15/34 (a)	3,275,000	3,315,741
British Telecommunications PLC
9.63%, 12/15/30 (g)	11,960,000	14,733,644
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	7,430,000	6,703,717
2.30%, 02/01/32 (a)	4,535,000	3,881,144
4.40%, 04/01/33 (a)	4,145,000	3,931,532
6.65%, 02/01/34 (a)	4,095,000	4,382,428
6.55%, 06/01/34 (a)	6,820,000	7,270,597
Comcast Corp.
4.25%, 10/15/30 (a)	6,795,000	6,807,910
1.95%, 01/15/31 (a)	6,805,000	6,045,426
1.50%, 02/15/31 (a)	7,985,000	6,906,945
4.95%, 05/15/32 (a)	3,000,000	3,077,340
5.50%, 11/15/32 (a)	4,500,000	4,769,775
4.25%, 01/15/33	7,760,000	7,606,042
4.65%, 02/15/33 (a)	4,530,000	4,555,368
7.05%, 03/15/33	3,405,000	3,912,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/15/33 (a)	4,485,000	4,531,016
5.30%, 06/01/34 (a)	5,640,000	5,854,376
4.20%, 08/15/34 (a)	4,490,000	4,292,979
5.30%, 05/15/35 (a)	3,780,000	3,887,768
5.65%, 06/15/35	3,335,000	3,525,362
4.40%, 08/15/35 (a)	3,425,000	3,292,795
Crown Castle, Inc.
2.25%, 01/15/31 (a)	4,840,000	4,308,229
2.10%, 04/01/31 (a)	4,455,000	3,901,377
2.50%, 07/15/31 (a)	3,230,000	2,878,124
5.10%, 05/01/33 (a)	3,310,000	3,351,507
5.80%, 03/01/34 (a)	3,545,000	3,731,999
5.20%, 09/01/34 (a)	3,110,000	3,143,464
Deutsche Telekom International Finance BV
9.25%, 06/01/32	2,210,000	2,773,307
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,235,000	3,071,794
Fox Corp.
6.50%, 10/13/33 (a)	5,700,000	6,278,550
Grupo Televisa SAB
8.50%, 03/11/32	1,415,000	1,540,072
Interpublic Group of Cos., Inc.
2.40%, 03/01/31 (a)	2,080,000	1,860,082
5.38%, 06/15/33 (a)	1,460,000	1,488,689
Koninklijke KPN NV
8.38%, 10/01/30	2,700,000	3,168,207
Meta Platforms, Inc.
4.55%, 08/15/31 (a)	4,255,000	4,340,994
3.85%, 08/15/32 (a)	13,250,000	12,900,995
4.95%, 05/15/33 (a)	7,965,000	8,246,483
4.75%, 08/15/34 (a)	10,945,000	11,091,882
Netflix, Inc.
4.90%, 08/15/34 (a)	4,440,000	4,581,592
Omnicom Group, Inc.
2.60%, 08/01/31 (a)	3,565,000	3,216,414
5.30%, 11/01/34 (a)	2,675,000	2,746,904
Orange SA
9.00%, 03/01/31	11,040,000	13,415,698
Paramount Global
4.95%, 01/15/31 (a)	5,350,000	5,289,491
4.20%, 05/19/32 (a)	4,490,000	4,187,239
5.50%, 05/15/33	1,930,000	1,911,858
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	8,700,000	8,221,239
5.30%, 02/15/34 (a)	5,600,000	5,683,608
Sprint Capital Corp.
8.75%, 03/15/32	8,810,000	10,730,404
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	2,325,000	2,237,975
5.60%, 06/12/34 (a)	1,365,000	1,426,834
TELUS Corp.
3.40%, 05/13/32 (a)	4,080,000	3,761,882
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,130,000	4,854,856
T-Mobile USA, Inc.
2.55%, 02/15/31 (a)	11,065,000	10,056,204
2.88%, 02/15/31 (a)	4,720,000	4,355,238
3.50%, 04/15/31 (a)	10,990,000	10,459,293
2.25%, 11/15/31 (a)	4,605,000	4,051,893
2.70%, 03/15/32 (a)	4,205,000	3,771,338
5.13%, 05/15/32 (a)	5,705,000	5,871,130
5.20%, 01/15/33 (a)	5,315,000	5,486,728
5.05%, 07/15/33 (a)	11,690,000	11,947,531
6.70%, 12/15/33	2,185,000	2,444,534
5.75%, 01/15/34 (a)	4,175,000	4,425,375

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 04/15/34 (a)	5,695,000	5,828,263
4.70%, 01/15/35 (a)	4,200,000	4,130,910
5.30%, 05/15/35 (a)(c)	4,695,000	4,811,671
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,120,000	2,422,736
Verizon Communications, Inc.
1.68%, 10/30/30 (a)	3,540,000	3,114,917
7.75%, 12/01/30	2,430,000	2,798,631
1.75%, 01/20/31 (a)	10,135,000	8,871,875
2.55%, 03/21/31 (a)	16,780,000	15,261,913
2.36%, 03/15/32 (a)	20,590,000	18,066,490
5.05%, 05/09/33 (a)	4,555,000	4,670,834
4.50%, 08/10/33	9,760,000	9,620,920
6.40%, 09/15/33	1,740,000	1,922,387
4.40%, 11/01/34 (a)	8,025,000	7,742,841
4.78%, 02/15/35 (a)	9,830,000	9,678,815
5.25%, 04/02/35 (a)	10,150,000	10,323,869
5.85%, 09/15/35	1,800,000	1,919,790
Vodafone Group PLC
6.25%, 11/30/32	2,195,000	2,389,104
Walt Disney Co.
2.65%, 01/13/31	11,060,000	10,292,547
6.55%, 03/15/33	1,685,000	1,916,182
6.20%, 12/15/34	4,435,000	5,002,857
		585,253,493
Consumer Cyclical 7.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	6,635,000	5,976,277
4.50%, 11/28/34 (a)	3,200,000	3,174,752
5.25%, 05/26/35 (a)(e)	5,100,000	5,342,862
Amazon.com, Inc.
2.10%, 05/12/31 (a)	13,420,000	12,076,390
3.60%, 04/13/32 (a)	11,175,000	10,812,595
4.70%, 12/01/32 (a)	10,060,000	10,347,314
4.80%, 12/05/34 (a)	5,560,000	5,747,650
American Honda Finance Corp.
5.85%, 10/04/30	2,325,000	2,473,707
1.80%, 01/13/31	2,440,000	2,134,073
5.05%, 07/10/31	3,440,000	3,534,703
4.85%, 10/23/31	3,025,000	3,075,064
5.15%, 07/09/32	3,265,000	3,346,201
4.90%, 01/10/34	3,375,000	3,406,455
5.20%, 03/05/35	2,095,000	2,129,379
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,565,000	3,279,693
5.15%, 09/13/34 (a)	2,485,000	2,472,625
AutoNation, Inc.
2.40%, 08/01/31 (a)	2,045,000	1,787,800
3.85%, 03/01/32 (a)	3,055,000	2,863,788
5.89%, 03/15/35 (a)	2,270,000	2,347,748
AutoZone, Inc.
1.65%, 01/15/31 (a)	2,605,000	2,269,033
4.75%, 08/01/32 (a)	3,420,000	3,451,772
4.75%, 02/01/33 (a)	2,410,000	2,415,639
5.20%, 08/01/33 (a)	1,340,000	1,377,547
6.55%, 11/01/33 (a)	2,195,000	2,454,186
5.40%, 07/15/34 (a)	3,200,000	3,323,232
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,975,000	2,643,466
Block Financial LLC
5.38%, 09/15/32 (a)	1,615,000	1,630,278
BorgWarner, Inc.
5.40%, 08/15/34 (a)	2,290,000	2,361,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
2.50%, 04/01/31 (a)	2,200,000	1,990,560
5.95%, 08/15/34 (a)	4,535,000	4,849,049
5.50%, 06/15/35 (a)	2,220,000	2,288,953
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	2,055,000	1,924,898
5.85%, 08/01/34 (a)	2,635,000	2,697,107
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	4,485,000	3,883,965
Cummins, Inc.
4.70%, 02/15/31 (a)	3,135,000	3,194,377
5.15%, 02/20/34 (a)	3,290,000	3,407,387
5.30%, 05/09/35 (a)	4,435,000	4,580,113
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,245,000	2,435,151
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	3,420,000	3,137,440
Dollar General Corp.
5.00%, 11/01/32 (a)	2,950,000	2,983,217
5.45%, 07/05/33 (a)(c)	4,635,000	4,809,786
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,570,000	3,186,189
DR Horton, Inc.
4.85%, 10/15/30 (a)	2,285,000	2,331,934
5.00%, 10/15/34 (a)	3,075,000	3,112,607
eBay, Inc.
2.60%, 05/10/31 (a)	3,405,000	3,100,184
6.30%, 11/22/32 (a)	1,855,000	2,043,153
Expedia Group, Inc.
2.95%, 03/15/31 (a)	2,205,000	2,044,233
5.40%, 02/15/35 (a)	4,475,000	4,596,988
Ford Motor Co.
7.45%, 07/16/31	4,515,000	4,997,879
3.25%, 02/12/32 (a)	11,180,000	9,773,556
6.10%, 08/19/32 (a)	7,825,000	8,012,096
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (a)	7,380,000	6,862,514
6.05%, 03/05/31 (a)	4,510,000	4,618,375
3.63%, 06/17/31 (a)	4,595,000	4,178,647
6.05%, 11/05/31 (a)	5,510,000	5,631,606
6.53%, 03/19/32 (a)(c)	3,490,000	3,635,707
7.12%, 11/07/33 (a)	5,695,000	6,092,511
6.13%, 03/08/34 (a)	7,395,000	7,435,672
6.50%, 02/07/35 (a)	5,560,000	5,714,902
General Motors Co.
5.60%, 10/15/32 (a)	5,515,000	5,729,368
5.00%, 04/01/35	3,470,000	3,378,461
6.25%, 04/15/35 (a)	2,090,000	2,199,474
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	4,555,000	4,037,051
5.75%, 02/08/31 (a)	4,505,000	4,695,201
2.70%, 06/10/31 (a)	4,555,000	4,072,990
5.60%, 06/18/31 (a)	4,545,000	4,708,438
3.10%, 01/12/32 (a)	5,425,000	4,888,684
5.63%, 04/04/32 (a)	3,415,000	3,527,627
6.40%, 01/09/33 (a)	4,490,000	4,813,325
6.10%, 01/07/34 (a)	6,750,000	7,103,227
5.95%, 04/04/34 (a)	5,660,000	5,890,362
5.45%, 09/06/34 (a)	3,215,000	3,234,804
5.90%, 01/07/35 (a)	4,240,000	4,374,408
6.15%, 07/15/35 (a)	3,505,000	3,667,947
Genuine Parts Co.
1.88%, 11/01/30 (a)	2,240,000	1,972,029
2.75%, 02/01/32 (a)	2,225,000	1,974,932
6.88%, 11/01/33 (a)	1,675,000	1,878,044

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31 (a)	3,195,000	3,057,008
3.25%, 01/15/32 (a)	3,577,000	3,215,687
5.25%, 02/15/33 (a)	2,650,000	2,657,738
6.75%, 12/01/33 (a)	1,725,000	1,874,040
5.63%, 09/15/34 (a)	3,630,000	3,677,335
Home Depot, Inc.
1.38%, 03/15/31 (a)	5,690,000	4,906,828
4.85%, 06/25/31 (a)	4,475,000	4,619,184
1.88%, 09/15/31 (a)	4,635,000	4,053,307
3.25%, 04/15/32 (a)	5,625,000	5,269,556
4.50%, 09/15/32 (a)	5,760,000	5,851,354
4.95%, 06/25/34 (a)	7,945,000	8,139,017
4.65%, 09/15/35 (a)	4,500,000	4,460,130
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	3,370,000	3,072,631
5.34%, 07/08/35 (a)	4,580,000	4,670,638
Hyatt Hotels Corp.
5.38%, 12/15/31 (a)	2,005,000	2,051,476
5.75%, 03/30/32 (a)	2,235,000	2,331,820
5.50%, 06/30/34 (a)	1,550,000	1,588,456
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	2,205,000	2,311,281
Lear Corp.
2.60%, 01/15/32 (a)	1,555,000	1,371,868
LKQ Corp.
6.25%, 06/15/33 (a)	2,655,000	2,834,531
Lowe's Cos., Inc.
1.70%, 10/15/30 (a)	5,445,000	4,793,451
4.25%, 03/15/31 (a)	5,000,000	4,968,950
2.63%, 04/01/31 (a)	6,845,000	6,252,155
3.75%, 04/01/32 (a)	6,715,000	6,424,576
4.50%, 10/15/32 (a)	5,800,000	5,753,948
5.00%, 04/15/33 (a)	5,440,000	5,571,104
5.15%, 07/01/33 (a)	4,505,000	4,656,999
Magna International, Inc.
5.50%, 03/21/33 (a)	2,230,000	2,317,974
5.88%, 06/01/35 (a)	1,805,000	1,903,806
Marriott International, Inc.
2.85%, 04/15/31 (a)	4,965,000	4,571,375
4.50%, 10/15/31 (a)	2,240,000	2,231,062
5.10%, 04/15/32 (a)	2,230,000	2,289,898
3.50%, 10/15/32 (a)	4,470,000	4,144,271
2.75%, 10/15/33 (a)	3,100,000	2,691,637
5.30%, 05/15/34 (a)	4,445,000	4,565,371
5.35%, 03/15/35 (a)	4,425,000	4,527,881
McDonald's Corp.
4.40%, 02/12/31 (a)	2,530,000	2,537,792
4.60%, 09/09/32 (a)	3,205,000	3,251,825
4.95%, 08/14/33 (a)	2,635,000	2,716,711
5.20%, 05/17/34 (a)	2,295,000	2,393,501
4.95%, 03/03/35 (a)	4,065,000	4,120,365
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	1,620,000	1,433,684
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	2,440,000	2,256,414
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	6,705,000	7,993,701
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,240,000	2,277,744
O'Reilly Automotive, Inc.
1.75%, 03/15/31 (a)	2,145,000	1,869,947
4.70%, 06/15/32 (a)	3,845,000	3,879,490
5.00%, 08/19/34 (a)	2,200,000	2,221,714
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
5.00%, 03/22/34	1,560,000	1,608,157
PulteGroup, Inc.
7.88%, 06/15/32	1,340,000	1,580,557
6.38%, 05/15/33	1,730,000	1,889,229
6.00%, 02/15/35	1,340,000	1,441,063
Ralph Lauren Corp.
5.00%, 06/15/32 (a)	2,245,000	2,300,901
Rollins, Inc.
5.25%, 02/24/35 (a)	2,200,000	2,238,918
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,240,000	1,956,237
Sands China Ltd.
3.25%, 08/08/31 (a)(h)	2,715,000	2,497,827
Starbucks Corp.
2.55%, 11/15/30 (a)	5,610,000	5,152,729
4.90%, 02/15/31 (a)	2,370,000	2,439,346
3.00%, 02/14/32 (a)	4,400,000	4,049,276
4.80%, 02/15/33 (a)(c)	2,180,000	2,210,934
5.00%, 02/15/34 (a)	2,155,000	2,202,669
5.40%, 05/15/35 (a)	2,330,000	2,418,890
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,230,000	2,025,063
5.50%, 03/11/35 (a)	3,355,000	3,430,521
Target Corp.
4.50%, 09/15/32 (a)	4,355,000	4,383,220
6.35%, 11/01/32	1,335,000	1,487,938
4.40%, 01/15/33 (a)	2,300,000	2,300,552
4.50%, 09/15/34 (a)	3,425,000	3,381,023
5.00%, 04/15/35 (a)	4,490,000	4,547,203
TJX Cos., Inc.
1.60%, 05/15/31 (a)	2,250,000	1,970,663
Toll Brothers Finance Corp.
5.60%, 06/15/35 (a)	2,235,000	2,293,803
Toyota Motor Corp.
2.36%, 03/25/31 (a)	2,125,000	1,929,776
5.12%, 07/13/33 (a)	2,125,000	2,218,691
5.05%, 06/30/35 (a)	2,340,000	2,397,213
Toyota Motor Credit Corp.
5.55%, 11/20/30	4,995,000	5,290,854
1.65%, 01/10/31	2,555,000	2,240,812
5.10%, 03/21/31	4,040,000	4,192,874
1.90%, 09/12/31	2,520,000	2,199,910
4.60%, 10/10/31	3,420,000	3,467,162
2.40%, 01/13/32	1,835,000	1,638,949
4.65%, 09/03/32	2,810,000	2,833,211
4.70%, 01/12/33	2,130,000	2,160,097
4.80%, 01/05/34	3,545,000	3,607,924
5.35%, 01/09/35	3,705,000	3,878,061
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,920,000	2,570,009
5.25%, 05/15/33 (a)	3,310,000	3,416,979
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	4,400,000	4,361,192
4.80%, 09/15/34 (a)	6,825,000	6,837,763
4.80%, 09/15/35 (a)	5,500,000	5,449,675
VICI Properties LP
5.13%, 11/15/31 (a)	3,310,000	3,357,697
5.13%, 05/15/32 (a)	6,730,000	6,797,636
5.75%, 04/01/34 (a)	2,460,000	2,555,054
5.63%, 04/01/35 (a)	4,035,000	4,132,768
Walmart, Inc.
1.80%, 09/22/31 (a)	8,850,000	7,811,629
4.15%, 09/09/32 (a)	5,750,000	5,764,777
4.10%, 04/15/33 (a)	6,765,000	6,723,328

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 04/28/35 (a)	6,900,000	7,094,925
5.25%, 09/01/35	5,600,000	5,931,968
		657,251,414
Consumer Non-Cyclical 12.3%
AbbVie, Inc.
4.95%, 03/15/31 (a)	8,955,000	9,257,769
5.05%, 03/15/34 (a)	13,350,000	13,728,606
4.55%, 03/15/35 (a)	7,265,000	7,155,444
5.20%, 03/15/35 (a)	4,625,000	4,791,870
4.50%, 05/14/35 (a)	11,250,000	11,038,950
Adventist Health System
4.74%, 12/01/30 (a)	1,920,000	1,921,018
5.43%, 03/01/32 (a)	1,585,000	1,630,727
5.76%, 12/01/34 (a)	1,875,000	1,932,150
Agilent Technologies, Inc.
2.30%, 03/12/31 (a)	3,770,000	3,385,799
4.75%, 09/09/34 (a)	2,670,000	2,662,257
Altria Group, Inc.
2.45%, 02/04/32 (a)	7,970,000	7,017,585
6.88%, 11/01/33 (a)	2,165,000	2,449,503
5.63%, 02/06/35 (a)	2,155,000	2,239,454
5.25%, 08/06/35 (a)	2,200,000	2,225,124
Amgen, Inc.
2.30%, 02/25/31 (a)	5,340,000	4,810,806
2.00%, 01/15/32 (a)	4,565,000	3,964,155
3.35%, 02/22/32 (a)	4,645,000	4,364,349
4.20%, 03/01/33 (a)	3,395,000	3,303,369
5.25%, 03/02/33 (a)	18,880,000	19,567,421
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 01/23/31 (a)	3,370,000	3,484,614
5.00%, 06/15/34 (a)	4,540,000	4,685,779
5.88%, 06/15/35	1,255,000	1,372,493
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	3,225,000	2,949,230
5.94%, 10/01/32	1,600,000	1,742,336
4.50%, 08/15/33 (a)	2,205,000	2,198,694
5.38%, 09/15/35	1,900,000	2,006,058
Astrazeneca Finance LLC
4.90%, 02/26/31 (a)	4,480,000	4,630,931
2.25%, 05/28/31 (a)	3,270,000	2,958,009
4.88%, 03/03/33 (a)	2,260,000	2,329,789
5.00%, 02/26/34 (a)	6,710,000	6,922,304
Banner Health
1.90%, 01/01/31 (a)	1,390,000	1,234,918
BAT Capital Corp.
5.83%, 02/20/31 (a)	4,050,000	4,286,520
2.73%, 03/25/31 (a)	5,540,000	5,066,496
4.74%, 03/16/32 (a)	4,005,000	4,028,229
5.35%, 08/15/32 (a)	4,645,000	4,806,274
7.75%, 10/19/32 (a)	2,450,000	2,859,812
4.63%, 03/22/33 (a)	3,000,000	2,971,140
6.42%, 08/02/33 (a)	5,720,000	6,283,134
6.00%, 02/20/34 (a)	3,770,000	4,028,773
5.63%, 08/15/35 (a)	4,650,000	4,832,233
Baxter International, Inc.
1.73%, 04/01/31 (a)	2,885,000	2,482,023
2.54%, 02/01/32 (a)	6,955,000	6,101,274
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,400,000	1,242,906
Becton Dickinson & Co.
1.96%, 02/11/31 (a)	4,465,000	3,940,943
4.30%, 08/22/32 (a)	2,275,000	2,241,080
5.11%, 02/08/34 (a)	2,420,000	2,473,530
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Biogen, Inc.
5.05%, 01/15/31 (a)	1,760,000	1,809,949
5.75%, 05/15/35 (a)	2,830,000	2,966,491
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,580,000	3,351,166
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	5,500,000	4,822,565
5.75%, 02/01/31 (a)	4,520,000	4,839,067
5.10%, 02/22/31 (a)	5,485,000	5,707,033
2.95%, 03/15/32 (a)	7,995,000	7,351,562
5.90%, 11/15/33 (a)	4,265,000	4,641,813
5.20%, 02/22/34 (a)	11,185,000	11,598,398
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,920,000	2,957,610
Brunswick Corp.
2.40%, 08/18/31 (a)	2,580,000	2,244,471
4.40%, 09/15/32 (a)	1,910,000	1,819,886
Bunge Ltd. Finance Corp.
3.20%, 04/21/31 (a)	2,655,000	2,488,372
2.75%, 05/14/31 (a)	4,430,000	4,062,576
4.65%, 09/17/34 (a)	3,635,000	3,566,371
5.15%, 08/04/35 (a)	2,880,000	2,914,877
Campbell's Co.
5.40%, 03/21/34 (a)	4,445,000	4,558,436
4.75%, 03/23/35 (a)	3,590,000	3,484,310
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	2,115,000	2,197,041
5.35%, 11/15/34 (a)	4,575,000	4,705,570
5.15%, 09/15/35 (a)	1,820,000	1,834,433
Cedars-Sinai Health System
2.29%, 08/15/31 (a)(c)	1,500,000	1,344,855
Cencora, Inc.
2.70%, 03/15/31 (a)	4,285,000	3,931,787
5.13%, 02/15/34 (a)	2,320,000	2,376,306
5.15%, 02/15/35 (a)	3,135,000	3,201,556
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,735,000	1,537,921
5.60%, 11/15/32 (a)	2,205,000	2,339,681
Cigna Group
2.38%, 03/15/31 (a)	6,655,000	5,991,297
5.13%, 05/15/31 (a)	3,335,000	3,453,893
4.88%, 09/15/32 (a)	5,600,000	5,659,192
5.40%, 03/15/33 (a)	3,560,000	3,715,536
5.25%, 02/15/34 (a)	5,580,000	5,747,902
Clorox Co.
4.60%, 05/01/32 (a)	2,755,000	2,787,096
Coca-Cola Co.
2.00%, 03/05/31	3,245,000	2,920,078
1.38%, 03/15/31	5,865,000	5,103,371
2.25%, 01/05/32	9,035,000	8,088,764
5.00%, 05/13/34 (a)	4,415,000	4,596,368
4.65%, 08/14/34 (a)	3,285,000	3,343,637
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,300,000	2,408,721
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	3,120,000	2,605,949
5.10%, 05/06/35 (a)	2,260,000	2,279,074
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	2,200,000	2,064,920
4.60%, 03/01/33 (a)	2,325,000	2,374,174
CommonSpirit Health
2.78%, 10/01/30 (a)	2,440,000	2,258,122
5.21%, 12/01/31 (a)	3,485,000	3,605,616
5.32%, 12/01/34 (a)	3,255,000	3,315,283

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
5.75%, 08/01/35 (a)	2,265,000	2,308,012
Constellation Brands, Inc.
2.25%, 08/01/31 (a)	4,465,000	3,938,219
4.75%, 05/09/32 (a)	3,155,000	3,175,287
4.90%, 05/01/33 (a)(c)	3,320,000	3,353,333
CVS Health Corp.
5.25%, 01/30/31 (a)	3,535,000	3,641,297
1.88%, 02/28/31 (a)	5,835,000	5,073,883
5.55%, 06/01/31 (a)	4,235,000	4,430,911
2.13%, 09/15/31 (a)	4,515,000	3,918,568
5.00%, 09/15/32 (a)	3,300,000	3,341,448
5.25%, 02/21/33 (a)	7,835,000	8,017,399
5.30%, 06/01/33 (a)	5,660,000	5,793,972
5.70%, 06/01/34 (a)	5,420,000	5,658,751
4.88%, 07/20/35 (a)	3,000,000	2,923,650
5.45%, 09/15/35 (a)	6,500,000	6,620,510
Diageo Capital PLC
2.13%, 04/29/32 (a)	3,310,000	2,868,181
5.50%, 01/24/33 (a)	3,280,000	3,458,104
5.63%, 10/05/33 (a)	3,950,000	4,202,879
Diageo Investment Corp.
5.63%, 04/15/35 (a)	3,440,000	3,653,211
7.45%, 04/15/35	1,845,000	2,220,476
Eli Lilly & Co.
4.25%, 03/15/31 (a)	3,440,000	3,448,531
4.90%, 02/12/32 (a)	4,555,000	4,711,419
4.55%, 10/15/32 (a)	4,400,000	4,436,916
4.70%, 02/27/33 (a)	4,420,000	4,510,787
4.70%, 02/09/34 (a)	6,780,000	6,860,750
4.60%, 08/14/34 (a)	5,475,000	5,498,159
5.10%, 02/12/35 (a)	5,480,000	5,673,389
Estee Lauder Cos., Inc.
1.95%, 03/15/31 (a)	2,610,000	2,305,048
4.65%, 05/15/33 (a)	3,190,000	3,199,442
5.00%, 02/14/34 (a)	2,890,000	2,934,506
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	2,275,000	2,020,041
5.75%, 03/15/35 (a)	2,280,000	2,324,255
GE HealthCare Technologies, Inc.
4.80%, 01/15/31 (a)	2,840,000	2,888,081
5.91%, 11/22/32 (a)	7,805,000	8,401,536
5.50%, 06/15/35 (a)	3,775,000	3,914,637
General Mills, Inc.
2.25%, 10/14/31 (a)	2,275,000	2,005,094
4.95%, 03/29/33 (a)	4,465,000	4,528,582
5.25%, 01/30/35 (a)	3,320,000	3,381,885
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	4,425,000	3,926,789
5.25%, 10/15/33 (a)	4,505,000	4,725,520
5.10%, 06/15/35 (a)	4,655,000	4,784,828
4.60%, 09/01/35 (a)	4,400,000	4,351,864
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	2,340,000	2,471,578
4.88%, 04/15/35 (a)	3,365,000	3,396,093
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	8,775,000	8,320,016
Hasbro, Inc.
6.05%, 05/14/34 (a)	2,235,000	2,341,006
HCA, Inc.
5.45%, 04/01/31 (a)	7,800,000	8,111,532
2.38%, 07/15/31 (a)	3,840,000	3,409,152
5.50%, 03/01/32 (a)	3,465,000	3,611,050
3.63%, 03/15/32 (a)	8,925,000	8,378,701
5.50%, 06/01/33 (a)	5,635,000	5,859,555
5.60%, 04/01/34 (a)	5,860,000	6,087,778
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 09/15/34 (a)	5,645,000	5,793,351
5.75%, 03/01/35 (a)	6,680,000	6,986,812
Hershey Co.
4.95%, 02/24/32 (a)	2,200,000	2,269,300
4.50%, 05/04/33 (a)	1,925,000	1,933,374
5.10%, 02/24/35 (a)	2,305,000	2,375,579
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,230,000	2,342,771
Illumina, Inc.
2.55%, 03/23/31 (a)	2,255,000	2,015,812
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,770,000	1,524,112
6.20%, 11/15/33 (a)	4,490,000	4,878,520
4.25%, 03/15/35	2,780,000	2,626,683
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%, 12/01/31 (a)	2,225,000	2,103,671
3.63%, 01/15/32 (a)	4,180,000	3,902,448
3.00%, 05/15/32 (a)	4,555,000	4,075,860
5.75%, 04/01/33 (a)	7,490,000	7,826,900
6.75%, 03/15/34 (a)	6,725,000	7,440,069
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(e)	4,400,000	4,628,976
Johnson & Johnson
4.90%, 06/01/31 (a)	5,065,000	5,284,314
4.85%, 03/01/32 (a)	5,670,000	5,889,826
4.95%, 05/15/33	2,085,000	2,192,982
4.38%, 12/05/33 (a)	3,830,000	3,876,688
4.95%, 06/01/34 (a)	3,625,000	3,814,515
5.00%, 03/01/35 (a)	5,735,000	5,962,049
Kellanova
7.45%, 04/01/31	2,835,000	3,251,206
5.25%, 03/01/33 (a)	1,775,000	1,840,586
Kenvue, Inc.
4.85%, 05/22/32 (a)	3,320,000	3,368,372
4.90%, 03/22/33 (a)	5,620,000	5,716,046
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31 (a)	2,510,000	2,214,573
5.20%, 03/15/31 (a)	1,945,000	1,989,638
4.05%, 04/15/32 (a)	4,305,000	4,121,220
5.30%, 03/15/34 (a)	2,405,000	2,433,499
5.15%, 05/15/35 (a)	2,275,000	2,255,890
Kimberly-Clark Corp.
2.00%, 11/02/31 (a)	2,730,000	2,435,488
4.50%, 02/16/33 (a)	1,625,000	1,649,538
Kraft Heinz Foods Co.
4.25%, 03/01/31 (a)	1,735,000	1,710,363
5.20%, 03/15/32 (a)	2,100,000	2,153,739
6.75%, 03/15/32	1,335,000	1,476,964
5.40%, 03/15/35 (a)	2,245,000	2,295,759
5.00%, 07/15/35 (a)	2,835,000	2,819,663
Kroger Co.
1.70%, 01/15/31 (a)	2,395,000	2,094,332
7.50%, 04/01/31	2,025,000	2,322,857
5.00%, 09/15/34 (a)	9,980,000	10,069,121
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (a)	2,155,000	1,962,968
4.55%, 04/01/32 (a)	2,420,000	2,408,215
4.80%, 10/01/34 (a)	3,695,000	3,667,472
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	2,225,000	1,950,190
4.95%, 04/15/33 (a)	2,275,000	2,314,949
4.70%, 10/15/34 (a)	2,220,000	2,179,729

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
4.95%, 05/30/32 (a)	2,900,000	2,971,195
5.10%, 07/15/33 (a)	2,550,000	2,642,412
5.25%, 05/30/35 (a)	3,225,000	3,323,298
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	4,505,000	4,510,316
Medtronic, Inc.
4.38%, 03/15/35	8,585,000	8,428,066
Merck & Co., Inc.
2.15%, 12/10/31 (a)	9,185,000	8,120,734
4.55%, 09/15/32 (a)	4,300,000	4,339,216
4.50%, 05/17/33 (a)	6,790,000	6,830,944
6.50%, 12/01/33 (g)	2,905,000	3,300,109
4.95%, 09/15/35 (a)	7,800,000	7,894,458
Mondelez International, Inc.
1.50%, 02/04/31 (a)	2,550,000	2,212,584
3.00%, 03/17/32 (a)	3,225,000	2,959,550
1.88%, 10/15/32 (a)	2,680,000	2,293,356
4.75%, 08/28/34 (a)	2,330,000	2,328,159
5.13%, 05/06/35 (a)	1,700,000	1,735,054
Novartis Capital Corp.
4.00%, 09/18/31 (a)	3,860,000	3,840,970
4.20%, 09/18/34 (a)	4,950,000	4,844,169
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,545,000	1,302,868
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,380,000	1,235,514
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	2,065,000	2,074,478
PepsiCo, Inc.
1.40%, 02/25/31 (a)	3,615,000	3,144,435
1.95%, 10/21/31 (a)	5,445,000	4,790,947
3.90%, 07/18/32 (a)	5,360,000	5,237,846
4.65%, 07/23/32 (a)	3,770,000	3,828,473
4.45%, 02/15/33 (a)	4,780,000	4,827,418
4.80%, 07/17/34 (a)	3,045,000	3,096,217
5.00%, 02/07/35 (a)	5,280,000	5,407,670
5.00%, 07/23/35 (a)	5,385,000	5,483,599
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	22,475,000	22,717,280
Pfizer, Inc.
1.75%, 08/18/31 (a)	4,385,000	3,842,356
Philip Morris International, Inc.
1.75%, 11/01/30 (a)	3,525,000	3,121,352
5.13%, 02/13/31 (a)	5,295,000	5,481,013
4.75%, 11/01/31 (a)	3,665,000	3,730,200
5.75%, 11/17/32 (a)	6,450,000	6,877,248
5.38%, 02/15/33 (a)	9,825,000	10,266,634
5.63%, 09/07/33 (a)	4,570,000	4,845,205
5.25%, 02/13/34 (a)	7,915,000	8,177,699
4.90%, 11/01/34 (a)	3,520,000	3,549,040
4.88%, 04/30/35 (a)	2,585,000	2,588,981
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,385,000	1,190,075
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	4,520,000	4,375,902
3.50%, 03/01/32 (a)	3,945,000	3,615,080
6.25%, 07/01/33 (a)	4,280,000	4,566,632
6.88%, 05/15/34 (a)	2,265,000	2,503,165
Procter & Gamble Co.
1.20%, 10/29/30	5,515,000	4,829,927
1.95%, 04/23/31	4,495,000	4,046,759
2.30%, 02/01/32	3,735,000	3,402,622
4.05%, 01/26/33	3,620,000	3,618,516
4.55%, 01/29/34	3,465,000	3,521,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 08/15/34	1,880,000	2,064,315
4.55%, 10/24/34	2,400,000	2,433,240
4.60%, 05/01/35	2,260,000	2,296,002
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (a)	1,805,000	1,860,684
5.40%, 10/01/33 (a)	2,610,000	2,687,178
Quest Diagnostics, Inc.
2.80%, 06/30/31 (a)	2,635,000	2,423,963
6.40%, 11/30/33 (a)	3,320,000	3,686,794
5.00%, 12/15/34 (a)	3,725,000	3,773,351
Revvity, Inc.
2.55%, 03/15/31 (a)	1,770,000	1,584,539
2.25%, 09/15/31 (a)	2,250,000	1,954,800
Reynolds American, Inc.
5.70%, 08/15/35 (a)	3,255,000	3,389,236
Royalty Pharma PLC
4.45%, 03/25/31 (a)	2,690,000	2,668,319
2.15%, 09/02/31 (a)	2,630,000	2,292,098
5.40%, 09/02/34 (a)	2,325,000	2,375,336
5.20%, 09/25/35 (a)	4,000,000	3,999,920
Smith & Nephew PLC
2.03%, 10/14/30 (a)	4,465,000	3,995,684
5.40%, 03/20/34 (a)	2,850,000	2,945,532
Solventum Corp.
5.45%, 03/13/31 (a)	4,385,000	4,577,589
5.60%, 03/23/34 (a)	7,400,000	7,712,798
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	3,110,000	2,834,547
Stryker Corp.
4.63%, 09/11/34 (a)	3,330,000	3,316,480
5.20%, 02/10/35 (a)	4,455,000	4,595,422
Sutter Health
5.21%, 08/15/32 (a)	2,245,000	2,328,873
5.16%, 08/15/33 (a)	1,675,000	1,721,783
5.54%, 08/15/35 (a)	3,600,000	3,785,148
Sysco Corp.
2.45%, 12/14/31 (a)	2,015,000	1,795,244
6.00%, 01/17/34 (a)	2,260,000	2,452,055
5.40%, 03/23/35 (a)	2,535,000	2,621,165
5.38%, 09/21/35	1,600,000	1,646,736
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	5,000,000	5,152,150
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	7,260,000	7,383,856
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 (a)	5,422,000	4,792,289
4.95%, 11/21/32 (a)	2,684,000	2,776,410
5.09%, 08/10/33 (a)	4,419,000	4,582,901
5.20%, 01/31/34 (a)	2,160,000	2,250,353
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,735,000	3,940,014
4.88%, 08/15/34 (a)	2,580,000	2,579,794
Unilever Capital Corp.
1.75%, 08/12/31 (a)	3,610,000	3,168,064
5.90%, 11/15/32	4,440,000	4,873,211
5.00%, 12/08/33 (a)	3,730,000	3,875,806
4.63%, 08/12/34 (a)	4,435,000	4,460,279
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	3,475,000	3,138,412
2.65%, 01/15/32 (a)	2,300,000	2,001,368
5.05%, 10/15/34 (a)	2,240,000	2,188,256
UPMC
5.04%, 05/15/33 (a)	2,225,000	2,268,610
Wyeth LLC
6.50%, 02/01/34	3,285,000	3,717,207

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,280,000	2,949,081
5.20%, 09/15/34 (a)	3,115,000	3,190,103
5.50%, 02/19/35 (a)	2,730,000	2,849,465
Zoetis, Inc.
5.60%, 11/16/32 (a)	3,505,000	3,730,862
5.00%, 08/17/35 (a)	4,400,000	4,446,024
		1,144,447,591
Energy 6.9%
APA Corp.
6.10%, 02/15/35 (a)	1,555,000	1,590,843
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	2,150,000	2,014,851
3.60%, 09/01/32 (a)	2,270,000	2,101,997
5.63%, 08/01/34 (a)	2,655,000	2,757,510
BP Capital Markets America, Inc.
2.72%, 01/12/32 (a)	8,815,000	8,002,433
4.81%, 02/13/33 (a)	10,185,000	10,308,646
4.89%, 09/11/33 (a)	6,835,000	6,936,363
4.99%, 04/10/34 (a)	4,237,000	4,321,909
5.23%, 11/17/34 (a)	8,755,000	9,055,997
Burlington Resources LLC
7.20%, 08/15/31	1,675,000	1,908,194
Canadian Natural Resources Ltd.
7.20%, 01/15/32	1,840,000	2,073,165
6.45%, 06/30/33	1,520,000	1,646,403
5.40%, 12/15/34 (a)(e)	3,405,000	3,474,973
5.85%, 02/01/35	1,490,000	1,556,156
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	2,280,000	2,018,940
Cheniere Energy Partners LP
4.00%, 03/01/31 (a)	6,565,000	6,337,982
3.25%, 01/31/32 (a)	5,395,000	4,919,647
5.95%, 06/30/33 (a)	6,300,000	6,670,944
5.75%, 08/15/34 (a)	5,290,000	5,503,928
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	6,465,000	6,666,902
Chevron USA, Inc.
4.82%, 04/15/32 (a)	2,865,000	2,949,374
4.50%, 10/15/32 (a)	5,430,000	5,479,684
4.98%, 04/15/35 (a)	3,535,000	3,629,950
ConocoPhillips
5.90%, 10/15/32	2,220,000	2,420,688
ConocoPhillips Co.
4.85%, 01/15/32 (a)	2,980,000	3,049,345
5.05%, 09/15/33 (a)	4,410,000	4,548,298
5.00%, 01/15/35 (a)	5,485,000	5,555,921
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	2,255,000	2,318,478
5.40%, 02/15/35 (a)	3,425,000	3,459,010
DCP Midstream Operating LP
3.25%, 02/15/32 (a)	1,865,000	1,700,470
Devon Energy Corp.
7.88%, 09/30/31	3,010,000	3,496,747
7.95%, 04/15/32	1,645,000	1,921,722
5.20%, 09/15/34 (a)	5,695,000	5,674,783
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	3,510,000	3,265,142
6.25%, 03/15/33 (a)	5,005,000	5,392,537
5.40%, 04/18/34 (a)	5,635,000	5,762,464
5.55%, 04/01/35 (a)	5,425,000	5,573,157
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	3,080,000	3,244,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
6.20%, 11/15/30 (a)	3,430,000	3,702,548
5.70%, 03/08/33 (a)	10,295,000	10,840,944
2.50%, 08/01/33 (a)	4,385,000	3,734,178
5.63%, 04/05/34 (a)	5,355,000	5,595,172
5.55%, 06/20/35 (a)	4,065,000	4,196,340
7.20%, 06/27/54 (a)(b)	3,045,000	3,238,510
Energy Transfer LP
6.40%, 12/01/30 (a)	4,520,000	4,899,906
5.75%, 02/15/33 (a)	6,515,000	6,833,649
6.55%, 12/01/33 (a)	6,785,000	7,430,050
5.55%, 05/15/34 (a)	5,650,000	5,804,358
5.60%, 09/01/34 (a)	5,650,000	5,803,058
4.90%, 03/15/35 (a)	2,095,000	2,044,448
5.70%, 04/01/35 (a)	5,650,000	5,840,405
Enterprise Products Operating LLC
4.60%, 01/15/31 (a)	3,270,000	3,306,362
5.35%, 01/31/33 (a)	4,515,000	4,721,652
6.88%, 03/01/33	2,300,000	2,611,098
4.85%, 01/31/34 (a)	4,485,000	4,528,549
6.65%, 10/15/34	1,580,000	1,800,457
4.95%, 02/15/35 (a)	4,880,000	4,925,970
EOG Resources, Inc.
5.00%, 07/15/32 (a)	5,595,000	5,725,531
3.90%, 04/01/35 (a)	2,440,000	2,268,736
EQT Corp.
4.75%, 01/15/31 (a)	4,815,000	4,806,140
5.75%, 02/01/34 (a)	3,290,000	3,444,860
Expand Energy Corp.
4.75%, 02/01/32 (a)	5,330,000	5,242,215
5.70%, 01/15/35 (a)	3,385,000	3,478,968
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	8,895,000	8,304,728
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,520,000	2,227,403
5.50%, 12/01/34 (a)(c)	2,460,000	2,412,694
Hess Corp.
7.30%, 08/15/31	2,840,000	3,274,037
7.13%, 03/15/33	2,410,000	2,799,408
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,415,000	1,395,289
5.75%, 01/15/31 (a)	2,995,000	3,102,580
5.50%, 09/01/32 (a)	2,200,000	2,237,422
6.25%, 01/15/35 (a)	3,245,000	3,394,692
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,235,000	1,407,801
7.75%, 03/15/32	1,475,000	1,718,139
7.30%, 08/15/33	2,115,000	2,425,630
5.80%, 03/15/35	2,365,000	2,479,986
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	3,265,000	2,894,912
7.80%, 08/01/31	2,425,000	2,814,188
7.75%, 01/15/32	4,500,000	5,240,070
4.80%, 02/01/33 (a)	3,354,000	3,356,985
5.20%, 06/01/33 (a)	6,835,000	7,007,379
5.40%, 02/01/34 (a)	4,380,000	4,518,320
5.30%, 12/01/34 (a)	3,335,000	3,404,001
5.85%, 06/01/35 (a)	3,370,000	3,550,329
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	4,020,000	4,152,861
MPLX LP
4.80%, 02/15/31 (a)	5,900,000	5,938,999
4.95%, 09/01/32 (a)	4,505,000	4,522,434
5.00%, 01/15/33 (a)	3,365,000	3,357,496
5.00%, 03/01/33 (a)	4,920,000	4,927,577
5.50%, 06/01/34 (a)	7,255,000	7,403,075

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 04/01/35 (a)	4,585,000	4,625,302
5.40%, 09/15/35 (a)	6,500,000	6,517,615
National Fuel Gas Co.
2.95%, 03/01/31 (a)	2,130,000	1,946,926
5.95%, 03/15/35 (a)	2,335,000	2,438,534
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	5,095,000	5,361,774
7.50%, 05/01/31	3,915,000	4,396,780
7.88%, 09/15/31	2,180,000	2,482,584
5.38%, 01/01/32 (a)	4,380,000	4,456,431
5.55%, 10/01/34 (a)	5,430,000	5,510,473
ONEOK, Inc.
5.80%, 11/01/30 (a)	2,410,000	2,540,718
6.35%, 01/15/31 (a)	2,680,000	2,883,412
4.75%, 10/15/31 (a)	5,575,000	5,577,341
4.95%, 10/15/32 (a)	3,250,000	3,253,510
6.10%, 11/15/32 (a)	3,290,000	3,527,044
6.05%, 09/01/33 (a)	6,650,000	7,055,517
5.65%, 09/01/34 (a)	2,235,000	2,299,860
5.05%, 11/01/34 (a)	7,200,000	7,108,056
6.00%, 06/15/35	1,800,000	1,895,238
Ovintiv, Inc.
7.20%, 11/01/31	1,615,000	1,790,276
7.38%, 11/01/31	2,060,000	2,298,981
6.25%, 07/15/33 (a)	2,740,000	2,890,810
6.50%, 08/15/34	2,750,000	2,940,465
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,850,000	1,960,963
Phillips 66
2.15%, 12/15/30 (a)	3,965,000	3,541,221
4.65%, 11/15/34 (a)	4,550,000	4,447,579
Phillips 66 Co.
5.25%, 06/15/31 (a)	5,185,000	5,382,963
5.30%, 06/30/33 (a)	4,180,000	4,301,638
4.95%, 03/15/35 (a)	2,705,000	2,680,168
5.88%, 03/15/56 (a)(b)	4,400,000	4,368,804
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	4,645,000	4,178,503
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	4,405,000	4,603,798
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/31 (a)	3,100,000	3,107,471
5.70%, 09/15/34 (a)	2,815,000	2,903,870
Shell Finance U.S., Inc.
4.13%, 05/11/35	5,340,000	5,131,420
Shell International Finance BV
4.13%, 05/11/35	1,320,000	1,312,344
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	5,450,000	5,483,354
Suncor Energy, Inc.
7.15%, 02/01/32	2,265,000	2,546,970
5.95%, 12/01/34	2,195,000	2,315,791
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,965,000	2,820,575
6.13%, 03/15/33 (a)	4,025,000	4,288,637
6.50%, 03/30/34 (a)	4,510,000	4,916,171
5.50%, 02/15/35 (a)	4,600,000	4,688,044
5.55%, 08/15/35 (a)	4,520,000	4,613,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (a)	4,512,000	4,528,108
4.00%, 01/15/32 (a)	4,520,000	4,297,164
Texas Eastern Transmission LP
7.00%, 07/15/32	2,035,000	2,282,171
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	5,500,000	5,709,550
4.72%, 09/10/34 (a)	3,410,000	3,435,098
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (a)	5,610,000	5,473,453
5.60%, 03/31/34	1,755,000	1,818,373
Valero Energy Corp.
2.80%, 12/01/31 (a)	2,085,000	1,897,871
7.50%, 04/15/32	3,235,000	3,745,709
Viper Energy Partners LLC
5.70%, 08/01/35 (a)	4,950,000	5,039,941
Western Midstream Operating LP
6.15%, 04/01/33 (a)	3,320,000	3,511,431
5.45%, 11/15/34 (a)	3,550,000	3,554,686
Williams Cos., Inc.
3.50%, 11/15/30 (a)	4,560,000	4,361,138
7.50%, 01/15/31	1,275,000	1,446,985
2.60%, 03/15/31 (a)	6,565,000	5,964,040
8.75%, 03/15/32	2,125,000	2,582,576
4.65%, 08/15/32 (a)	4,465,000	4,464,777
5.65%, 03/15/33 (a)	3,480,000	3,663,118
5.15%, 03/15/34 (a)	5,875,000	5,973,582
5.60%, 03/15/35 (a)	4,485,000	4,663,189
5.30%, 09/30/35 (a)	3,350,000	3,401,255
Woodside Finance Ltd.
5.70%, 05/19/32 (a)	2,260,000	2,349,134
5.10%, 09/12/34 (a)	5,645,000	5,603,904
6.00%, 05/19/35 (a)	5,485,000	5,731,990
		635,293,130
Industrial Other 0.4%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,885,000	3,032,106
5.95%, 04/15/35 (a)(c)	2,905,000	3,031,367
Chevron USA, Inc.
4.30%, 10/15/30 (a)	5,300,000	5,329,892
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,505,000	3,431,009
Cornell University
4.84%, 06/15/34 (a)	2,345,000	2,390,962
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,179,000	2,306,254
Johns Hopkins University
4.71%, 07/01/32 (a)	1,469,000	1,497,014
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,485,000	1,498,439
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	3,285,000	3,306,254
Quanta Services, Inc.
2.90%, 10/01/30 (a)	4,443,000	4,151,539
4.50%, 01/15/31 (a)	2,205,000	2,205,309
2.35%, 01/15/32 (a)	2,215,000	1,947,561
5.25%, 08/09/34 (a)	3,170,000	3,250,455
5.10%, 08/09/35 (a)	2,380,000	2,388,996
Yale University
4.70%, 04/15/32 (a)	1,800,000	1,843,182
		41,610,339
Technology 9.5%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	5,320,000	5,316,648
4.50%, 10/04/34 (a)	6,710,000	6,630,084

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adobe, Inc.
4.95%, 04/04/34 (a)	3,520,000	3,643,587
5.30%, 01/17/35 (a)	2,075,000	2,196,533
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	2,235,000	2,187,573
Alphabet, Inc.
4.50%, 05/15/35 (a)	5,525,000	5,534,945
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,945,000	4,375,287
5.05%, 04/01/34 (a)	3,245,000	3,373,242
Apple, Inc.
1.65%, 02/08/31 (a)	12,405,000	11,000,258
1.70%, 08/05/31 (a)	4,450,000	3,922,497
4.50%, 05/12/32 (a)	4,330,000	4,422,142
3.35%, 08/08/32 (a)	6,600,000	6,306,894
4.30%, 05/10/33 (a)	4,565,000	4,627,221
4.75%, 05/12/35 (a)	4,560,000	4,672,450
Applied Materials, Inc.
4.00%, 01/15/31 (a)	2,460,000	2,436,728
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,270,000	2,028,949
5.88%, 04/10/34 (a)	2,175,000	2,280,705
Atlassian Corp.
5.50%, 05/15/34 (a)	2,225,000	2,293,708
Autodesk, Inc.
2.40%, 12/15/31 (a)	4,575,000	4,057,156
5.30%, 06/15/35 (a)	2,130,000	2,190,343
Automatic Data Processing, Inc.
4.75%, 05/08/32 (a)	4,405,000	4,514,420
4.45%, 09/09/34 (a)	4,535,000	4,515,953
Avnet, Inc.
3.00%, 05/15/31 (a)	1,430,000	1,296,767
5.50%, 06/01/32 (a)	1,195,000	1,216,928
Baidu, Inc.
2.38%, 10/09/30 (a)	1,435,000	1,317,674
2.38%, 08/23/31 (a)	3,145,000	2,843,080
Broadcom, Inc.
4.20%, 10/15/30 (a)	4,510,000	4,503,280
4.15%, 11/15/30 (a)	7,960,000	7,925,135
2.45%, 02/15/31 (a)(e)	12,135,000	11,040,302
5.15%, 11/15/31 (a)	6,805,000	7,070,123
4.55%, 02/15/32 (a)	4,115,000	4,142,118
4.15%, 04/15/32 (a)(e)	5,545,000	5,441,087
5.20%, 04/15/32 (a)	5,075,000	5,287,693
4.90%, 07/15/32 (a)	7,880,000	8,062,737
4.30%, 11/15/32 (a)	8,985,000	8,873,676
2.60%, 02/15/33 (a)(e)	7,795,000	6,844,556
3.42%, 04/15/33 (a)(e)	9,945,000	9,202,208
3.47%, 04/15/34 (a)(e)	14,620,000	13,347,768
4.80%, 10/15/34 (a)	7,875,000	7,929,259
5.20%, 07/15/35 (a)	11,250,000	11,612,587
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	4,545,000	4,110,498
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	4,430,000	4,428,937
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	4,545,000	4,244,076
5.55%, 08/22/34 (a)	2,575,000	2,642,310
CGI, Inc.
2.30%, 09/14/31 (a)	1,830,000	1,612,523
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	11,150,000	11,546,048
4.95%, 02/24/32 (a)	4,360,000	4,509,853
5.05%, 02/26/34 (a)	11,165,000	11,557,115
5.10%, 02/24/35 (a)	5,690,000	5,889,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,510,000	2,608,969
Dell International LLC/EMC Corp.
4.50%, 02/15/31 (a)(f)	5,640,000	5,629,961
5.30%, 04/01/32 (a)	4,465,000	4,611,988
4.75%, 10/06/32 (a)(f)	5,630,000	5,607,536
5.75%, 02/01/33 (a)	4,620,000	4,890,732
5.40%, 04/15/34 (a)	4,365,000	4,508,870
4.85%, 02/01/35 (a)	3,515,000	3,463,048
5.50%, 04/01/35 (a)	4,560,000	4,713,626
Equifax, Inc.
2.35%, 09/15/31 (a)	4,485,000	3,966,579
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	3,370,000	3,500,520
Equinix, Inc.
2.50%, 05/15/31 (a)	4,515,000	4,072,033
3.90%, 04/15/32 (a)	5,260,000	5,050,021
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	2,270,000	2,099,114
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,665,000	3,260,970
5.10%, 07/15/32 (a)	3,320,000	3,405,258
Fiserv, Inc.
4.55%, 02/15/31 (a)	4,700,000	4,718,706
5.35%, 03/15/31 (a)	2,275,000	2,367,888
5.60%, 03/02/33 (a)	4,100,000	4,300,572
5.63%, 08/21/33 (a)	5,755,000	6,045,915
5.45%, 03/15/34 (a)	3,350,000	3,465,508
5.15%, 08/12/34 (a)	4,010,000	4,061,448
5.25%, 08/11/35 (a)	4,440,000	4,493,102
Flex Ltd.
5.25%, 01/15/32 (a)	2,260,000	2,320,229
Fortinet, Inc.
2.20%, 03/15/31 (a)	2,200,000	1,962,532
Global Payments, Inc.
2.90%, 11/15/31 (a)	3,280,000	2,940,651
5.40%, 08/15/32 (a)	3,395,000	3,475,394
Hewlett Packard Enterprise Co.
4.40%, 10/15/30 (a)	3,500,000	3,479,630
4.85%, 10/15/31 (a)	5,895,000	5,957,487
5.00%, 10/15/34 (a)	8,845,000	8,778,043
HP, Inc.
2.65%, 06/17/31 (a)	4,470,000	4,032,566
4.20%, 04/15/32 (a)	3,075,000	2,983,980
5.50%, 01/15/33 (a)	4,795,000	4,969,538
6.10%, 04/25/35 (a)	2,350,000	2,496,522
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	1,925,000	1,964,655
4.90%, 02/05/34 (a)	4,535,000	4,592,957
Intel Corp.
5.00%, 02/21/31 (a)	2,085,000	2,140,544
2.00%, 08/12/31 (a)	5,755,000	5,033,841
4.15%, 08/05/32 (a)	5,530,000	5,342,644
4.00%, 12/15/32	3,535,000	3,374,794
5.20%, 02/10/33 (a)(c)	10,010,000	10,245,035
5.15%, 02/21/34 (a)(c)	4,115,000	4,180,470
International Business Machines Corp.
2.72%, 02/09/32 (a)	2,150,000	1,952,501
5.00%, 02/10/32 (a)	3,855,000	3,971,961
4.40%, 07/27/32 (a)	3,435,000	3,438,882
5.88%, 11/29/32	2,835,000	3,074,926
4.75%, 02/06/33 (a)	3,385,000	3,442,342
5.20%, 02/10/35 (a)	3,940,000	4,048,429
Intuit, Inc.
5.20%, 09/15/33 (a)	5,520,000	5,775,576

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jabil, Inc.
3.00%, 01/15/31 (a)	2,630,000	2,425,307
Juniper Networks, Inc.
2.00%, 12/10/30 (a)	1,925,000	1,692,595
Keysight Technologies, Inc.
4.95%, 10/15/34 (a)	2,685,000	2,702,452
KLA Corp.
4.65%, 07/15/32 (a)	4,545,000	4,614,675
4.70%, 02/01/34 (a)	2,225,000	2,247,517
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,900,000	2,642,190
6.35%, 02/20/34 (a)	2,250,000	2,406,218
Leidos, Inc.
2.30%, 02/15/31 (a)	4,260,000	3,802,646
5.40%, 03/15/32 (a)	2,285,000	2,374,915
5.75%, 03/15/33 (a)	3,365,000	3,557,007
5.50%, 03/15/35 (a)	2,290,000	2,374,112
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	3,280,000	3,027,571
5.95%, 09/15/33 (a)	2,270,000	2,437,117
5.45%, 07/15/35 (a)	2,235,000	2,307,414
Mastercard, Inc.
1.90%, 03/15/31 (a)	2,705,000	2,412,779
2.00%, 11/18/31 (a)	3,400,000	3,004,240
4.35%, 01/15/32 (a)	5,060,000	5,084,541
4.95%, 03/15/32 (a)	2,305,000	2,390,608
4.85%, 03/09/33 (a)	3,040,000	3,125,302
4.88%, 05/09/34 (a)	4,515,000	4,625,347
4.55%, 01/15/35 (a)	5,010,000	5,001,583
Micron Technology, Inc.
5.30%, 01/15/31 (a)	4,440,000	4,595,178
2.70%, 04/15/32 (a)	4,505,000	4,010,036
5.65%, 11/01/32 (a)	2,375,000	2,493,584
5.88%, 02/09/33 (a)	3,345,000	3,556,304
5.88%, 09/15/33 (a)	3,780,000	4,020,370
5.80%, 01/15/35 (a)	4,520,000	4,753,051
Microsoft Corp.
3.50%, 02/12/35 (a)	6,670,000	6,306,552
Moody's Corp.
2.00%, 08/19/31 (a)	2,595,000	2,282,303
4.25%, 08/08/32 (a)	2,300,000	2,274,677
5.00%, 08/05/34 (a)	2,270,000	2,318,850
Motorola Solutions, Inc.
2.30%, 11/15/30 (a)	4,090,000	3,697,646
2.75%, 05/24/31 (a)	3,830,000	3,497,556
5.60%, 06/01/32 (a)	2,695,000	2,839,156
5.20%, 08/15/32 (a)	2,250,000	2,320,313
5.40%, 04/15/34 (a)	3,870,000	4,011,526
5.55%, 08/15/35 (a)	4,160,000	4,335,427
MSCI, Inc.
5.25%, 09/01/35 (a)	5,600,000	5,649,168
NetApp, Inc.
5.50%, 03/17/32 (a)	2,880,000	2,995,517
5.70%, 03/17/35 (a)	2,715,000	2,838,940
NVIDIA Corp.
2.00%, 06/15/31 (a)	5,620,000	5,052,942
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31 (a)	4,400,000	3,953,532
2.65%, 02/15/32 (a)	4,455,000	3,965,306
4.85%, 08/19/32 (a)	1,300,000	1,303,458
5.00%, 01/15/33 (a)	4,550,000	4,611,197
5.25%, 08/19/35 (a)	3,150,000	3,183,547
Oracle Corp.
2.88%, 03/25/31 (a)	14,585,000	13,404,636
5.25%, 02/03/32 (a)	5,340,000	5,506,661
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 09/26/32 (a)	13,000,000	13,023,270
6.25%, 11/09/32 (a)	10,125,000	11,007,495
4.90%, 02/06/33 (a)	6,890,000	6,959,727
4.30%, 07/08/34 (a)	7,550,000	7,220,895
4.70%, 09/27/34 (a)	7,970,000	7,788,523
3.90%, 05/15/35 (a)	5,630,000	5,129,268
5.50%, 08/03/35 (a)	7,975,000	8,209,146
5.20%, 09/26/35 (a)	18,000,000	18,101,160
Paychex, Inc.
5.35%, 04/15/32 (a)	6,775,000	7,031,976
5.60%, 04/15/35 (a)	5,165,000	5,410,028
PayPal Holdings, Inc.
4.40%, 06/01/32 (a)	4,615,000	4,620,215
5.15%, 06/01/34 (a)	3,640,000	3,753,568
5.10%, 04/01/35 (a)	2,740,000	2,804,226
QUALCOMM, Inc.
1.65%, 05/20/32 (a)	5,670,000	4,802,717
4.25%, 05/20/32 (a)	2,240,000	2,241,747
4.75%, 05/20/32 (a)	1,455,000	1,484,667
5.40%, 05/20/33 (a)	3,080,000	3,275,488
4.65%, 05/20/35 (a)	4,585,000	4,611,639
5.00%, 05/20/35 (a)	2,710,000	2,767,723
RELX Capital, Inc.
4.75%, 05/20/32 (a)	2,265,000	2,307,831
5.25%, 03/27/35 (a)	3,300,000	3,410,748
Roper Technologies, Inc.
1.75%, 02/15/31 (a)	4,250,000	3,705,702
4.75%, 02/15/32 (a)	2,340,000	2,367,682
4.90%, 10/15/34 (a)	4,425,000	4,433,053
5.10%, 09/15/35 (a)	4,400,000	4,437,224
S&P Global, Inc.
2.90%, 03/01/32 (a)	6,680,000	6,123,690
5.25%, 09/15/33 (a)	3,300,000	3,456,915
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,660,000	5,918,276
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,275,000	2,062,106
Synopsys, Inc.
5.00%, 04/01/32 (a)	6,880,000	7,036,658
5.15%, 04/01/35 (a)	10,550,000	10,735,047
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,245,000	2,014,865
6.10%, 04/12/34 (a)	2,730,000	2,902,017
Texas Instruments, Inc.
1.90%, 09/15/31 (a)	2,070,000	1,828,555
3.65%, 08/16/32 (a)	1,775,000	1,706,325
4.90%, 03/14/33 (a)	4,320,000	4,456,901
4.85%, 02/08/34 (a)	2,655,000	2,726,101
5.10%, 05/23/35 (a)	2,955,000	3,050,476
TR Finance LLC
5.50%, 08/15/35	1,755,000	1,823,199
Trimble, Inc.
6.10%, 03/15/33 (a)	3,555,000	3,824,824
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	5,775,000	5,246,183
4.25%, 04/22/32 (a)	4,305,000	4,324,459
Tyco Electronics Group SA
4.50%, 02/09/31 (a)	1,965,000	1,990,073
2.50%, 02/04/32 (a)	2,685,000	2,405,277
5.00%, 05/09/35 (a)	1,905,000	1,932,489
VeriSign, Inc.
2.70%, 06/15/31 (a)	3,260,000	2,943,063
5.25%, 06/01/32 (a)	2,265,000	2,328,443

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,365,000	2,509,431
5.25%, 06/05/34 (a)	2,650,000	2,733,766
5.25%, 03/15/35 (a)	2,945,000	3,002,280
Visa, Inc.
1.10%, 02/15/31 (a)	4,470,000	3,854,526
VMware LLC
2.20%, 08/15/31 (a)	6,815,000	6,010,217
Western Digital Corp.
3.10%, 02/01/32 (a)	2,210,000	2,000,868
Western Union Co.
2.75%, 03/15/31 (a)	1,355,000	1,206,424
Workday, Inc.
3.80%, 04/01/32 (a)	5,555,000	5,308,580
		880,244,853
Transportation 1.2%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,899,196	2,629,397
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,859,154	1,734,777
Canadian National Railway Co.
3.85%, 08/05/32 (a)	3,605,000	3,471,399
5.85%, 11/01/33 (a)	1,275,000	1,389,916
6.25%, 08/01/34	2,305,000	2,561,339
4.38%, 09/18/34 (a)	3,325,000	3,253,978
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,755,000	1,997,348
2.45%, 12/02/31 (a)	6,270,000	5,586,946
5.20%, 03/30/35 (a)	2,875,000	2,963,866
4.80%, 09/15/35 (a)	1,100,000	1,091,200
CSX Corp.
4.10%, 11/15/32 (a)	4,355,000	4,281,096
5.20%, 11/15/33 (a)	2,575,000	2,691,750
5.05%, 06/15/35 (a)	2,760,000	2,820,140
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	3,047,770	2,650,523
FedEx Corp.
2.40%, 05/15/31 (a)(c)	1,460,000	1,312,774
2.40%, 05/15/31 (a)(e)	3,085,000	2,756,694
4.90%, 01/15/34 (e)	1,650,000	1,632,989
3.90%, 02/01/35 (e)	1,800,000	1,638,720
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,780,000	1,587,493
6.50%, 05/06/34 (a)	2,290,000	2,463,330
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,990,067	1,761,985
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)	1,929,634	1,820,147
Norfolk Southern Corp.
2.30%, 05/15/31 (a)	2,250,000	2,035,755
3.00%, 03/15/32 (a)	2,735,000	2,522,873
4.45%, 03/01/33 (a)	2,217,000	2,208,021
5.55%, 03/15/34 (a)	1,820,000	1,930,674
5.10%, 05/01/35 (a)	1,790,000	1,830,007
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,755,000	3,087,914
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,695,000	2,408,764
Union Pacific Corp.
2.38%, 05/20/31 (a)	4,465,000	4,069,669
2.80%, 02/14/32 (a)	5,618,000	5,146,481
4.50%, 01/20/33 (a)	3,980,000	4,004,756
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/01/35 (a)	2,035,000	1,843,629
5.10%, 02/20/35 (a)	4,470,000	4,599,317
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,995,374	1,940,980
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,391,771	2,184,787
United Parcel Service, Inc.
4.65%, 10/15/30 (a)	2,235,000	2,285,556
4.88%, 03/03/33 (a)	4,070,000	4,188,763
5.15%, 05/22/34 (a)	4,020,000	4,179,232
5.25%, 05/14/35 (a)	5,585,000	5,782,597
		110,347,582
		4,772,051,901

Utility 9.6%
Electric 8.5%
AEP Texas, Inc.
4.70%, 05/15/32 (a)	2,290,000	2,292,679
5.40%, 06/01/33 (a)	2,115,000	2,175,362
5.70%, 05/15/34 (a)	1,555,000	1,619,113
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	2,080,000	2,124,782
5.38%, 06/15/35 (a)	2,020,000	2,092,639
AES Corp.
2.45%, 01/15/31 (a)	4,250,000	3,808,000
5.80%, 03/15/32 (a)	3,630,000	3,755,997
Alabama Power Co.
4.30%, 03/15/31 (a)	2,270,000	2,269,137
3.05%, 03/15/32 (a)	3,215,000	2,970,564
3.94%, 09/01/32 (a)	2,064,000	2,004,227
5.85%, 11/15/33 (a)	1,440,000	1,546,416
5.10%, 04/02/35 (a)	2,185,000	2,234,206
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	3,000,000	3,005,850
Ameren Corp.
3.50%, 01/15/31 (a)	3,600,000	3,440,772
5.38%, 03/15/35 (a)	3,315,000	3,405,367
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,791,000	1,569,901
3.85%, 09/01/32 (a)	1,985,000	1,908,677
4.95%, 06/01/33 (a)	2,175,000	2,232,811
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	2,260,000	2,426,969
5.63%, 03/01/33 (a)	3,805,000	4,004,268
6.95%, 12/15/54 (a)(b)	2,640,000	2,863,925
5.80%, 03/15/56 (a)(b)	5,000,000	4,985,350
Appalachian Power Co.
2.70%, 04/01/31 (a)	2,365,000	2,155,934
4.50%, 08/01/32 (a)	2,260,000	2,239,050
5.65%, 04/01/34 (a)	1,800,000	1,881,522
Arizona Public Service Co.
2.20%, 12/15/31 (a)	2,000,000	1,750,740
6.35%, 12/15/32 (a)	1,770,000	1,937,336
5.55%, 08/01/33 (a)	2,325,000	2,434,693
5.70%, 08/15/34 (a)	3,060,000	3,208,930
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,640,000	1,475,426
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,395,000	2,147,932
5.30%, 06/01/34 (a)	1,795,000	1,867,554
5.45%, 06/01/35 (a)	3,075,000	3,196,831
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (a)	2,278,000	1,974,844

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
4.55%, 01/31/31 (a)	2,000,000	2,001,860
4.35%, 05/01/33 (a)	1,900,000	1,834,355
6.15%, 05/15/34 (a)	2,080,000	2,224,227
6.00%, 01/15/35 (a)	1,970,000	2,098,247
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,615,000	1,455,519
3.00%, 03/01/32 (a)	1,470,000	1,345,329
4.45%, 10/01/32 (a)	2,155,000	2,143,492
6.95%, 03/15/33	1,240,000	1,414,480
4.95%, 04/01/33 (a)	2,705,000	2,754,772
5.15%, 03/01/34 (a)	1,795,000	1,838,619
5.05%, 03/01/35 (a)	2,335,000	2,362,483
4.95%, 08/15/35 (a)	2,600,000	2,592,278
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	2,250,000	2,038,995
6.85%, 02/15/55 (a)(b)	1,870,000	1,993,476
CMS Energy Corp.
3.75%, 12/01/50 (a)(b)	1,865,000	1,717,740
6.50%, 06/01/55 (a)(b)	4,350,000	4,522,521
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,285,000	1,188,098
4.90%, 02/01/33 (a)	1,780,000	1,817,042
5.30%, 06/01/34 (a)	1,630,000	1,703,448
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,990,000	1,760,553
4.90%, 07/01/33 (a)	1,245,000	1,264,771
4.95%, 08/15/34 (a)	1,390,000	1,410,433
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31 (a)	3,940,000	3,582,012
5.20%, 03/01/33 (a)	2,225,000	2,315,847
5.50%, 03/15/34 (a)	2,695,000	2,836,218
5.38%, 05/15/34 (a)	1,835,000	1,913,391
5.30%, 03/01/35	1,605,000	1,656,890
5.13%, 03/15/35 (a)	2,025,000	2,079,230
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,810,000	3,003,047
6.13%, 01/15/34 (a)	2,255,000	2,457,386
Consumers Energy Co.
4.50%, 01/15/31 (a)	2,220,000	2,244,154
3.60%, 08/15/32 (a)	1,550,000	1,471,384
4.63%, 05/15/33 (a)	3,084,000	3,090,075
5.05%, 05/15/35 (a)	2,800,000	2,849,168
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,830,000	1,621,087
6.63%, 02/01/32	1,395,000	1,558,717
5.30%, 05/15/33	1,400,000	1,456,588
5.30%, 01/15/35 (a)	2,075,000	2,150,302
Dominion Energy, Inc.
2.25%, 08/15/31 (a)	3,360,000	2,974,944
4.35%, 08/15/32 (a)	1,405,000	1,378,727
5.38%, 11/15/32 (a)	3,670,000	3,818,415
6.30%, 03/15/33	1,505,000	1,630,035
5.25%, 08/01/33 (a)	2,100,000	2,157,099
5.45%, 03/15/35 (a)	3,290,000	3,375,310
5.95%, 06/15/35	2,320,000	2,473,491
7.00%, 06/01/54 (a)(b)	4,270,000	4,648,493
6.63%, 05/15/55 (a)(b)	5,670,000	5,887,048
6.00%, 02/15/56 (a)(b)	3,500,000	3,529,050
DTE Electric Co.
2.63%, 03/01/31 (a)	2,630,000	2,416,286
3.00%, 03/01/32 (a)	2,275,000	2,104,580
5.20%, 04/01/33 (a)	2,725,000	2,832,556
5.20%, 03/01/34 (a)	2,295,000	2,377,207
5.25%, 05/15/35 (a)	2,225,000	2,291,906
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Energy Co.
5.85%, 06/01/34 (a)	3,795,000	4,037,614
Duke Energy Carolinas LLC
2.55%, 04/15/31 (a)	2,540,000	2,326,234
2.85%, 03/15/32 (a)	2,200,000	2,007,720
6.45%, 10/15/32	1,395,000	1,547,599
4.95%, 01/15/33 (a)	5,655,000	5,822,162
4.85%, 01/15/34 (a)	2,495,000	2,527,285
5.25%, 03/15/35 (a)	3,225,000	3,340,584
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,559,000	4,125,348
4.50%, 08/15/32 (a)	5,135,000	5,105,833
5.75%, 09/15/33 (a)	2,760,000	2,933,494
5.45%, 06/15/34 (a)	3,520,000	3,665,974
4.95%, 09/15/35 (a)	4,010,000	3,985,459
6.45%, 09/01/54 (a)(b)	4,420,000	4,673,531
Duke Energy Florida LLC
2.40%, 12/15/31 (a)	2,855,000	2,567,501
5.88%, 11/15/33 (a)	2,355,000	2,544,931
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,245,000	1,287,056
Duke Energy Ohio, Inc.
5.25%, 04/01/33 (a)	1,700,000	1,766,572
5.30%, 06/15/35 (a)	1,585,000	1,636,766
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,985,000	2,627,457
3.40%, 04/01/32 (a)	2,215,000	2,092,865
5.25%, 03/15/33 (a)	2,305,000	2,399,735
5.10%, 03/15/34 (a)	2,305,000	2,374,150
5.05%, 03/15/35 (a)	3,920,000	3,991,658
Edison International
5.25%, 03/15/32 (a)(c)	2,535,000	2,513,655
El Paso Electric Co.
6.00%, 05/15/35	1,800,000	1,879,272
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	2,060,000	1,840,569
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,903,000	1,971,965
5.30%, 09/15/33 (a)	1,280,000	1,329,165
5.45%, 06/01/34 (a)	3,205,000	3,355,603
Entergy Corp.
2.40%, 06/15/31 (a)	3,030,000	2,711,244
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,400,000	1,230,362
3.05%, 06/01/31 (a)	1,350,000	1,266,921
2.35%, 06/15/32 (a)	2,227,000	1,956,420
4.00%, 03/15/33 (a)	3,475,000	3,338,293
5.35%, 03/15/34 (a)	2,240,000	2,325,456
5.15%, 09/15/34 (a)	3,115,000	3,184,091
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,315,000	1,341,169
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,612,000	2,283,698
5.25%, 04/15/35 (a)	2,000,000	2,053,100
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,440,000	1,553,890
5.25%, 03/15/35 (a)	1,375,000	1,401,510
Evergy Metro, Inc.
4.95%, 04/15/33 (a)	1,290,000	1,311,711
5.40%, 04/01/34 (a)	1,330,000	1,384,011
5.13%, 08/15/35 (a)	1,800,000	1,821,114
Eversource Energy
2.55%, 03/15/31 (a)	1,575,000	1,420,729
5.85%, 04/15/31 (a)	3,000,000	3,181,020
3.38%, 03/01/32 (a)	2,760,000	2,555,512

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 05/15/33 (a)	3,655,000	3,710,666
5.50%, 01/01/34 (a)	2,860,000	2,955,524
5.95%, 07/15/34 (a)	3,120,000	3,314,657
Exelon Corp.
5.13%, 03/15/31 (a)	2,280,000	2,355,263
3.35%, 03/15/32 (a)	2,575,000	2,407,676
5.30%, 03/15/33 (a)	3,905,000	4,053,780
5.45%, 03/15/34 (a)	2,775,000	2,885,084
4.95%, 06/15/35 (a)(e)	1,410,000	1,394,814
5.63%, 06/15/35	2,265,000	2,363,913
6.50%, 03/15/55 (a)(b)	4,485,000	4,693,283
FirstEnergy Transmission LLC
4.75%, 01/15/33 (a)(e)	2,045,000	2,042,403
5.00%, 01/15/35 (a)	1,620,000	1,620,113
Florida Power & Light Co.
2.45%, 02/03/32 (a)	6,780,000	6,092,440
5.10%, 04/01/33 (a)	3,435,000	3,557,320
4.80%, 05/15/33 (a)	3,425,000	3,487,780
5.63%, 04/01/34	1,915,000	2,046,561
5.30%, 06/15/34 (a)	5,010,000	5,232,494
5.00%, 08/01/34 (a)	1,655,000	1,695,879
4.95%, 06/01/35	1,385,000	1,412,215
Georgia Power Co.
4.85%, 03/15/31 (a)	3,315,000	3,403,013
4.70%, 05/15/32 (a)	3,070,000	3,112,427
4.95%, 05/17/33 (a)	4,576,000	4,669,167
5.25%, 03/15/34 (a)	4,010,000	4,139,202
5.20%, 03/15/35 (a)	3,230,000	3,315,143
Idaho Power Co.
5.20%, 08/15/34 (a)	1,380,000	1,425,002
Interstate Power & Light Co.
5.70%, 10/15/33 (a)	1,400,000	1,472,856
4.95%, 09/30/34 (a)	1,585,000	1,579,136
5.60%, 06/29/35 (a)	2,750,000	2,861,320
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	1,865,000	1,910,114
Jersey Central Power & Light Co.
4.40%, 01/15/31 (a)(e)	2,260,000	2,253,401
5.10%, 01/15/35 (a)	3,195,000	3,242,765
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,855,000	1,945,747
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,870,000	1,957,890
MidAmerican Energy Co.
6.75%, 12/30/31	1,730,000	1,948,966
5.35%, 01/15/34 (a)	1,580,000	1,649,520
National Grid PLC
5.81%, 06/12/33 (a)	3,635,000	3,877,345
5.42%, 01/11/34 (a)	3,290,000	3,415,349
National Rural Utilities Cooperative Finance Corp.
5.00%, 02/07/31 (a)	1,810,000	1,865,820
1.35%, 03/15/31 (a)	1,755,000	1,501,683
1.65%, 06/15/31 (a)	1,640,000	1,415,878
8.00%, 03/01/32	2,085,000	2,476,563
2.75%, 04/15/32 (a)	2,265,000	2,047,062
4.02%, 11/01/32 (a)	2,740,000	2,659,745
4.15%, 12/15/32 (a)	1,810,000	1,770,633
5.80%, 01/15/33 (a)	2,827,000	3,034,502
5.00%, 08/15/34 (a)	1,645,000	1,676,864
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 (a)	4,540,000	4,015,403
5.30%, 03/15/32 (a)	3,370,000	3,504,429
5.00%, 07/15/32 (a)	4,275,000	4,374,394
5.05%, 02/28/33 (a)	4,375,000	4,474,400
5.25%, 03/15/34 (a)	4,420,000	4,542,478
5.45%, 03/15/35 (a)	4,535,000	4,691,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 06/15/54 (a)(b)	5,390,000	5,814,786
6.50%, 08/15/55 (a)(b)	4,490,000	4,764,159
Northern States Power Co.
2.25%, 04/01/31 (a)	1,850,000	1,678,727
5.05%, 05/15/35 (a)	2,665,000	2,719,766
NSTAR Electric Co.
1.95%, 08/15/31 (a)	1,425,000	1,249,013
5.40%, 06/01/34 (a)	2,585,000	2,690,726
5.20%, 03/01/35 (a)	1,880,000	1,917,957
Ohio Power Co.
1.63%, 01/15/31 (a)	2,035,000	1,761,801
5.00%, 06/01/33 (a)	1,712,000	1,736,858
5.65%, 06/01/34 (a)	1,665,000	1,740,758
Oklahoma Gas & Electric Co.
5.40%, 01/15/33 (a)	2,100,000	2,198,889
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	1,855,000	2,108,449
4.15%, 06/01/32 (a)	1,695,000	1,658,134
4.55%, 09/15/32 (a)	3,130,000	3,128,998
7.25%, 01/15/33	1,580,000	1,823,336
5.65%, 11/15/33 (a)	3,575,000	3,805,230
5.35%, 04/01/35 (a)(e)	3,035,000	3,142,925
Pacific Gas & Electric Co.
2.50%, 02/01/31 (a)	8,795,000	7,844,876
3.25%, 06/01/31 (a)	4,385,000	4,036,568
4.40%, 03/01/32 (a)	1,945,000	1,896,667
5.90%, 06/15/32 (a)	2,775,000	2,909,449
6.15%, 01/15/33 (a)	3,350,000	3,551,335
6.40%, 06/15/33 (a)	5,320,000	5,721,022
6.95%, 03/15/34 (a)	3,720,000	4,126,670
5.80%, 05/15/34 (a)	4,560,000	4,729,632
5.70%, 03/01/35 (a)	4,590,000	4,706,678
6.00%, 08/15/35 (a)	3,825,000	4,008,523
PacifiCorp
5.30%, 02/15/31 (a)	3,180,000	3,304,020
7.70%, 11/15/31	1,375,000	1,601,050
5.45%, 02/15/34 (a)	4,885,000	5,006,734
5.25%, 06/15/35	1,395,000	1,418,338
PECO Energy Co.
4.90%, 06/15/33 (a)	2,604,000	2,664,934
4.88%, 09/15/35 (a)	2,300,000	2,313,225
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,665,000	1,717,414
PPL Capital Funding, Inc.
5.25%, 09/01/34 (a)	3,385,000	3,464,988
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,615,000	2,694,261
4.85%, 02/15/34 (a)	2,865,000	2,908,004
Progress Energy, Inc.
7.75%, 03/01/31	2,925,000	3,373,519
7.00%, 10/30/31	1,850,000	2,084,747
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,750,000	1,545,583
1.88%, 06/15/31 (a)	3,315,000	2,902,548
4.10%, 06/01/32 (a)	1,330,000	1,304,969
5.35%, 05/15/34 (a)	3,855,000	3,982,986
5.15%, 09/15/35 (a)	3,600,000	3,650,148
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,490,000	1,332,447
5.35%, 10/01/33 (a)	2,840,000	2,975,780
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,725,000	1,521,381
5.25%, 01/15/33 (a)	2,240,000	2,304,893
5.20%, 01/15/35 (a)	2,650,000	2,685,510

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	1,785,000	1,566,927
3.10%, 03/15/32 (a)	2,205,000	2,038,523
4.90%, 12/15/32 (a)	1,810,000	1,854,472
4.65%, 03/15/33 (a)	2,260,000	2,274,532
5.20%, 08/01/33 (a)	2,145,000	2,230,350
5.20%, 03/01/34 (a)	1,760,000	1,823,184
4.85%, 08/01/34 (a)	2,835,000	2,858,474
5.05%, 03/01/35 (a)	1,755,000	1,794,645
4.90%, 08/15/35 (a)	2,035,000	2,051,768
Public Service Enterprise Group, Inc.
2.45%, 11/15/31 (a)	3,550,000	3,154,601
6.13%, 10/15/33 (a)	1,860,000	2,010,139
5.45%, 04/01/34 (a)	2,165,000	2,242,983
5.40%, 03/15/35 (a)	1,810,000	1,868,662
Puget Energy, Inc.
4.22%, 03/15/32 (a)	2,075,000	1,989,282
5.73%, 03/15/35 (a)	2,525,000	2,603,300
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,830,000	1,891,067
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	3,785,000	3,342,836
3.00%, 03/15/32 (a)	2,260,000	2,072,601
5.40%, 04/15/35 (a)	3,690,000	3,820,441
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	2,040,000	2,043,713
Southern California Edison Co.
2.50%, 06/01/31 (a)	2,100,000	1,862,406
5.45%, 06/01/31 (a)	3,350,000	3,450,533
2.75%, 02/01/32 (a)	2,320,000	2,042,574
5.95%, 11/01/32 (a)	3,425,000	3,615,224
6.00%, 01/15/34	2,280,000	2,388,346
5.20%, 06/01/34 (a)	3,890,000	3,876,074
5.45%, 03/01/35 (a)	3,820,000	3,866,948
5.75%, 04/01/35	1,640,000	1,692,136
5.35%, 07/15/35	1,500,000	1,505,400
Southern Co.
5.70%, 10/15/32 (a)	2,375,000	2,519,922
5.20%, 06/15/33 (a)	3,250,000	3,344,022
5.70%, 03/15/34 (a)	4,820,000	5,095,463
4.85%, 03/15/35 (a)	3,305,000	3,275,916
6.38%, 03/15/55 (a)(b)	8,145,000	8,692,018
Southern Power Co.
4.25%, 10/01/30 (a)	2,470,000	2,455,575
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,570,000	1,606,361
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	2,265,000	2,314,807
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	2,500,000	2,518,325
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,980,000	1,796,949
5.15%, 03/01/35 (a)	2,635,000	2,674,499
Tucson Electric Power Co.
3.25%, 05/15/32 (a)	1,450,000	1,337,248
5.20%, 09/15/34 (a)	1,905,000	1,942,890
Union Electric Co.
2.15%, 03/15/32 (a)	2,450,000	2,136,130
5.20%, 04/01/34 (a)	2,200,000	2,269,234
5.25%, 04/15/35 (a)	2,295,000	2,366,627
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,260,000	2,002,586
2.40%, 03/30/32 (a)	2,680,000	2,370,165
5.00%, 04/01/33 (a)	3,375,000	3,437,269
5.30%, 08/15/33 (a)	2,060,000	2,139,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/15/34 (a)	2,405,000	2,433,812
5.05%, 08/15/34 (a)	2,545,000	2,583,938
5.15%, 03/15/35 (a)	2,795,000	2,846,568
4.90%, 09/15/35 (a)	3,710,000	3,692,229
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,366,000	1,209,470
Wisconsin Electric Power Co.
4.15%, 10/15/30 (a)	2,250,000	2,243,205
4.75%, 09/30/32 (a)	2,240,000	2,295,798
5.63%, 05/15/33	1,490,000	1,600,200
4.60%, 10/01/34 (a)	1,390,000	1,385,024
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,340,000	1,160,614
3.95%, 09/01/32 (a)	2,680,000	2,575,051
4.95%, 04/01/33 (a)	1,325,000	1,344,451
5.38%, 03/30/34 (a)	1,410,000	1,462,790
Xcel Energy, Inc.
2.35%, 11/15/31 (a)	1,335,000	1,177,083
4.60%, 06/01/32 (a)	3,125,000	3,103,031
5.45%, 08/15/33 (a)	3,585,000	3,714,347
5.50%, 03/15/34 (a)	3,620,000	3,740,039
5.60%, 04/15/35 (a)	3,435,000	3,565,221
		789,310,991
Natural Gas 0.9%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,755,000	2,395,252
5.45%, 10/15/32 (a)	1,335,000	1,410,187
5.90%, 11/15/33 (a)	3,320,000	3,603,229
5.20%, 08/15/35 (a)	2,320,000	2,376,910
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	2,200,000	1,949,112
4.40%, 07/01/32 (a)	2,355,000	2,328,436
5.40%, 07/01/34 (a)	1,885,000	1,947,770
National Grid USA
5.80%, 04/01/35	1,430,000	1,481,752
NiSource, Inc.
1.70%, 02/15/31 (a)	3,330,000	2,894,269
5.40%, 06/30/33 (a)	2,105,000	2,185,222
5.35%, 04/01/34 (a)	3,235,000	3,332,471
5.35%, 07/15/35 (a)	4,065,000	4,156,788
6.38%, 03/31/55 (a)(b)	2,275,000	2,359,835
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	1,510,000	1,550,121
ONE Gas, Inc.
4.25%, 09/01/32 (a)	1,305,000	1,292,498
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,589,000	1,436,535
5.40%, 06/15/33 (a)	1,580,000	1,645,222
5.10%, 02/15/35 (a)	1,670,000	1,701,646
Sempra
5.50%, 08/01/33 (a)	3,340,000	3,483,286
6.40%, 10/01/54 (a)(b)	5,565,000	5,694,108
6.55%, 04/01/55 (a)(b)	2,600,000	2,659,956
6.38%, 04/01/56 (a)(b)	3,400,000	3,495,268
Southern California Gas Co.
5.20%, 06/01/33 (a)	2,285,000	2,361,228
5.05%, 09/01/34 (a)	2,645,000	2,692,398
5.45%, 06/15/35 (a)	2,750,000	2,855,847
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,760,000	1,540,158
5.15%, 09/15/32 (a)	2,270,000	2,332,311
5.75%, 09/15/33 (a)	2,215,000	2,348,875
4.95%, 09/15/34 (a)	2,070,000	2,078,922
5.10%, 09/15/35 (a)	930,000	933,376

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Gas Corp.
4.05%, 03/15/32 (a)	2,730,000	2,625,796
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,870,000	1,889,953
5.15%, 08/15/34 (a)	1,565,000	1,612,420
		78,651,157
Utility Other 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (a)	2,562,000	2,301,521
4.45%, 06/01/32 (a)	3,615,000	3,612,289
5.15%, 03/01/34 (a)	3,150,000	3,250,013
5.25%, 03/01/35 (a)	3,550,000	3,643,791
Essential Utilities, Inc.
2.40%, 05/01/31 (a)	2,000,000	1,788,680
5.38%, 01/15/34 (a)	2,110,000	2,163,024
5.25%, 08/15/35 (a)	2,245,000	2,257,482
		19,016,800
		886,978,948
Total Corporates (Cost $8,853,420,701)		9,141,694,799

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (i)	41,893,840	41,893,840
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (i)(j)	34,612,733	34,612,733
		76,506,573
Total Short-Term Investments (Cost $76,506,573)		76,506,573
Total Investments in Securities (Cost $8,929,927,274)		9,218,201,372

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 12/19/25	108	12,150,000	21,775
10 Year US Treasury Notes Ultra Futures, expires 12/19/25	73	8,400,703	(1,251)
5 Year US Treasury Notes (CBOT), expires 12/31/25	89	9,718,383	574
			21,098

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $33,596,322.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $94,205,310 or 1.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/25	FACE AMOUNT AT 9/30/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.63%, 03/22/30	$1,862,368	$—	($1,875,164 )	$51,559	($40,532 )	$1,769	$—	$—	$21,564
1.65%, 03/11/31	2,368,589	425,218	(43,539)	(2,526)	101,865	58,798	2,908,405	3,340,000	38,057
2.30%, 05/13/31	2,467,053	410,457	(21,424)	1,922	107,121	47,278	3,012,407	3,345,000	53,443
1.95%, 12/01/31	2,690,348	546,137	(155,076)	3,508	121,206	59,738	3,265,861	3,760,000	51,432
2.90%, 03/03/32	3,338,662	600,870	(115,780)	1,330	159,470	48,742	4,033,294	4,420,000	89,469
5.85%, 05/19/34	5,154,379	951,574	(158,746)	5,350	223,696	(5,853)	6,170,400	5,760,000	235,038
6.14%, 08/24/34	5,423,139	983,983	(79,890)	5,207	225,731	(5,287)	6,552,883	6,010,000	254,695
Total	$23,304,538	$3,918,239	($2,449,619 )	$66,350	$898,557	$205,185	$25,943,250		$743,698

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$9,141,694,799	$—	$9,141,694,799
Short-Term Investments [1]	76,506,573	—	—	76,506,573
Futures Contracts [2]	22,349	—	—	22,349
Liabilities
Futures Contracts [2]	(1,251)	—	—	(1,251)
Total	$76,527,671	$9,141,694,799	$—	$9,218,222,470

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS
ALABAMA 0.5%
Alabama Corrections Institution Finance Authority
RB Series 2022 A	5.25%	07/01/47 (a)	100,000	103,738
Alabama Federal Aid Highway Finance Authority
Refunding RB Series 2025 B	5.00%	09/01/29	250,000	274,532
Refunding RB Series 2025 B	5.00%	09/01/32	250,000	287,506
Refunding RB Series 2025 B	5.00%	09/01/35 (a)	115,000	133,312
Alabama Public School & College Authority
Refunding RB Series 2020 A	5.00%	11/01/25	100,000	100,186
Refunding RB Series 2020 A	5.00%	11/01/27	250,000	263,341
Refunding RB Series 2020 A	5.00%	11/01/28	50,000	53,880
Refunding RB Series 2020 A	5.00%	11/01/29	295,000	324,969
Refunding RB Series 2020 A	5.00%	11/01/30	95,000	106,729
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	50,000	55,877
Refunding RB Series 2020 A	5.00%	11/01/34 (a)	440,000	482,174
Refunding RB Series 2020 A	5.00%	11/01/35 (a)	480,000	521,752
Refunding RB Series 2020 A	5.00%	11/01/37 (a)	130,000	139,185
Refunding RB Series 2020 A	4.00%	11/01/38 (a)	35,000	35,115
Refunding RB Series 2020 A	5.00%	11/01/39 (a)	270,000	285,555
Refunding RB Series 2020 A	4.00%	11/01/40 (a)	1,250,000	1,230,649
Birmingham-Jefferson Civic Center Authority
Special Tax Series 2018 A	4.00%	07/01/43 (a)	200,000	186,102
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.00%	10/01/31	895,000	998,287
Refunding RB Series 2024	5.00%	10/01/32	60,000	67,466
Refunding RB Series 2024	5.00%	10/01/33	20,000	22,593
Refunding RB Series 2024	5.00%	10/01/34 (a)	10,000	11,207
Refunding RB Series 2024	5.00%	10/01/39 (a)	130,000	139,058
Refunding RB Series 2024	5.25%	10/01/40 (a)	1,000,000	1,082,074
Refunding RB Series 2024	5.25%	10/01/43 (a)	100,000	105,433
Refunding RB Series 2024	5.25%	10/01/45 (a)	250,000	260,870
Refunding RB Series 2024	5.25%	10/01/49 (a)	2,175,000	2,245,411
Refunding RB Series 2024	5.50%	10/01/53 (a)	415,000	434,871
Homewood Educational Building Authority
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/49 (a)	100,000	101,706
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/54 (a)	150,000	151,796
Tuscaloosa City Board of Education
RB Series 2016	5.00%	08/01/46 (a)(b)	200,000	204,026

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Alabama
Refunding RB Series 2012 A	3.50%	07/01/42 (a)	130,000	115,145
Water Works Board of the City of Birmingham
RB Series 2016 B	5.00%	01/01/43 (a)(b)	1,120,000	1,155,860
				11,680,405
ALASKA 0.0%
Municipality of Anchorage Solid Waste Services Revenue
Refunding RB Series 2022 A	4.00%	11/01/52 (a)	105,000	95,567
ARIZONA 1.2%
Arizona Board of Regents
Refunding RB Arizona State University Series 2025 A	5.00%	07/01/27	1,000,000	1,044,912
Refunding RB University of Arizona SPEED Fund Series 2020 A	4.00%	08/01/44 (a)	250,000	234,219
Arizona Department of Transportation State Highway Fund Revenue
RB Series 2023	5.00%	07/01/26	110,000	112,078
RB Series 2023	5.00%	07/01/27	130,000	136,021
RB Series 2023	5.00%	07/01/29	115,000	126,003
RB Series 2023	5.00%	07/01/30	30,000	33,525
RB Series 2023	5.00%	07/01/33	140,000	162,042
City of Mesa Utility System Revenue
RB Series 2019 A	5.00%	07/01/43 (a)	75,000	77,178
Refunding RB Series 2014	3.25%	07/01/29 (a)	40,000	40,010
Refunding RB Series 2016	4.00%	07/01/31 (a)	65,000	65,441
Refunding RB Series 2020	4.00%	07/01/34 (a)	40,000	41,285
City of Phoenix
Refunding GO Bonds Series 2016	5.00%	07/01/26	480,000	489,069
Refunding GO Bonds Series 2016	5.00%	07/01/27 (a)	75,000	76,504
City of Phoenix Civic Improvement Corp.
RB Airport Revenue Series 2019 A	3.00%	07/01/49 (a)	175,000	129,040
RB Airport Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	92,764
RB Airport Revenue Series 2019 A	5.00%	07/01/49 (a)	1,000,000	1,013,611
RB Phoenix Sky Harbor International Airport Customer Facility Charges Revenue Series 2019 A	5.00%	07/01/45 (a)	1,770,000	1,803,887
RB Wastewater Revenue Series 2020 A	5.00%	07/01/44 (a)	180,000	186,260
RB Wastewater Revenue Series 2023	5.25%	07/01/47 (a)	150,000	160,006
RB Water System Revenue Series 2020 B	5.00%	07/01/44 (a)	1,000,000	1,034,780
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/31 (a)	50,000	52,027
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/35 (a)	40,000	41,229
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/36 (a)	130,000	133,556
Refunding RB Airport Revenue Series 2017 D	4.00%	07/01/40 (a)	500,000	497,838
Refunding RB Wastewater Revenue Series 2017	5.00%	07/01/36 (a)	85,000	85,946
Gilbert Water Resource Municipal Property Corp.
RB Waterworks & Sewer System Revenue Series 2022	5.00%	07/15/36 (a)	165,000	182,994
RB Waterworks & Sewer System Revenue Series 2022	4.00%	07/15/41 (a)	140,000	140,355
Maricopa County Special Health Care District
GO Bonds Series 2018 C	4.00%	07/01/38 (a)	300,000	299,566
Salt River Project Agricultural Improvement & Power District
RB Series 2019 A	4.00%	01/01/39 (a)	315,000	315,562
RB Series 2019 A	5.00%	01/01/47 (a)	100,000	102,657
RB Series 2023 A	5.00%	01/01/47 (a)	305,000	319,177

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 B	5.00%	01/01/48 (a)	4,860,000	5,102,561
RB Series 2023 B	5.25%	01/01/53 (a)	1,355,000	1,441,115
RB Series 2024 A	5.00%	01/01/49 (a)	100,000	105,222
RB Series 2024 A	5.25%	01/01/54 (a)	250,000	267,301
RB Series 2024 B	5.00%	05/01/42 (a)	250,000	269,909
Refunding RB Series 2016 A	5.00%	01/01/27	55,000	56,796
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	10,000	10,314
Refunding RB Series 2016 A	5.00%	01/01/31 (a)	200,000	205,753
Refunding RB Series 2016 A	5.00%	01/01/34 (a)	25,000	25,589
Refunding RB Series 2016 A	4.00%	01/01/38 (a)	275,000	275,671
Refunding RB Series 2017 A	5.00%	01/01/27	220,000	227,182
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	100,000	105,708
Refunding RB Series 2017 A	5.00%	01/01/33 (a)	65,000	68,240
Refunding RB Series 2020 A	5.00%	01/01/45 (a)	3,000,000	3,117,111
Refunding RB Series 2021 A	5.00%	01/01/28	60,000	63,517
Refunding RB Series 2022 A	5.00%	01/01/31	100,000	112,781
Refunding RB Series 2025 B	5.00%	01/01/32	500,000	571,520
Refunding RB Series 2025 B	5.00%	01/01/33	2,095,000	2,419,657
Refunding RB Series 2025 B	5.00%	01/01/35	500,000	585,149
Refunding RB Series 2025 B	5.00%	01/01/36 (a)	4,000,000	4,658,088
State of Arizona
Refunding COP Series 2019 A	5.00%	10/01/25 (b)	450,000	450,000
				29,368,726
ARKANSAS 0.0%
City of Springdale Sales & Use Tax Revenue
RB Series 2023 B	4.25%	08/01/53 (a)(c)	75,000	71,452
Fayetteville School District No. 1
GO Bonds Series 2024	4.00%	02/01/50 (a)(c)	450,000	420,982
Refunding GO Bonds Series 2020	2.75%	06/01/46 (a)(c)	50,000	35,609
Refunding GO Bonds Series 2020	3.00%	06/01/50 (a)(c)	125,000	92,850
University of Arkansas
RB Medical Sciences Series 2021 A	5.00%	12/01/45 (a)	70,000	72,236
				693,129
CALIFORNIA 17.1%
Alameda Corridor Transportation Authority
RB Series 1999 A	3.71%	10/01/35 (c)(d)	50,000	35,054
RB Series 2022 C	5.00%	10/01/52 (a)	265,000	273,168
RB Series 2024 A	4.88%	10/01/52 (a)(d)	300,000	82,638
Refunding RB Series 2016 B	5.00%	10/01/36 (a)	30,000	30,442
Refunding RB Series 2016 B	4.00%	10/01/37 (a)(c)	60,000	60,111
Refunding RB Series 2016 B	5.00%	10/01/37 (a)	150,000	152,001
Alameda County Transportation Commission
RB Series 2022	5.00%	03/01/45 (a)	110,000	116,371
Anaheim Public Financing Authority
RB Series 1997 C	3.20%	09/01/30 (c)(d)	250,000	218,824
RB Series 1997 C	3.57%	09/01/32 (c)(d)	200,000	162,999
RB Series 1997 C	3.54%	09/01/34 (c)(d)	25,000	18,641
Antelope Valley Community College District
GO Bonds Series 2025 D	4.69%	02/01/50 (a)(d)	250,000	79,867

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Authority
RB Series 2017 F-1	5.00%	04/01/56 (a)(b)	95,000	98,922
RB Series 2023 F-1	5.00%	04/01/29	100,000	110,170
RB Series 2023 F-1	5.00%	04/01/30	1,070,000	1,207,305
RB Series 2023 F-1	5.00%	04/01/31	90,000	103,626
RB Series 2023 F-1	5.25%	04/01/54 (a)	260,000	276,154
Refunding RB Series 2017	4.00%	04/01/31 (a)	25,000	25,574
Refunding RB Series 2017	4.00%	04/01/32 (a)	140,000	142,963
Refunding RB Series 2017	4.00%	04/01/33 (a)	190,000	193,665
Refunding RB Series 2017	3.25%	04/01/36 (a)	190,000	186,667
Refunding RB Series 2017	4.00%	04/01/38 (a)	250,000	251,523
Refunding RB Series 2017	4.00%	04/01/42 (a)	1,000,000	984,824
Refunding RB Series 2017	4.00%	04/01/47 (a)	250,000	233,680
Refunding RB Series 2019 S-8	3.00%	04/01/54 (a)	390,000	286,165
Refunding RB Series 2021 F-2	2.60%	04/01/56 (a)	240,000	157,819
Refunding RB Series 2024 S-11	5.00%	04/01/33	45,000	52,989
Refunding RB Series 2024 S-11	5.00%	04/01/36 (a)	160,000	185,667
Refunding RB Series 2025 F-1	5.00%	04/01/53 (a)	250,000	264,072
Beverly Hills Unified School District
GO Bonds Series 2009	3.32%	08/01/33 (d)	150,000	121,817
California Educational Facilities Authority
RB Chapman University Series 2017 B	4.00%	04/01/47 (a)	50,000	46,812
RB Leland Stanford Junior University Series 2007 T-1	5.00%	03/15/39	205,000	244,659
RB Leland Stanford Junior University Series 2010	5.25%	04/01/40	25,000	30,200
RB Leland Stanford Junior University Series 2016 U-7	5.00%	06/01/46	1,080,000	1,241,287
RB Leland Stanford Junior University Series 2019 V-1	5.00%	05/01/49	920,000	1,053,676
RB Leland Stanford Junior University Series 2023 V-3	5.00%	06/01/33	100,000	119,568
RB University of San Francisco Series 2018 A	5.00%	10/01/48 (a)	170,000	171,202
RB University of San Francisco Series 2018 A	5.00%	10/01/53 (a)	250,000	251,084
RB University of Southern California Series 2025 A	5.00%	10/01/55 (a)	1,250,000	1,313,945
Refunding RB Leland Stanford Junior University Series 2021 V-2	2.25%	04/01/51 (a)	300,000	195,655
Refunding RB Loma Linda University Series 2017 A	5.00%	04/01/42 (a)	300,000	301,126
California Enterprise Development Authority
RB Castilleja School Foundation Series 2024	4.00%	06/01/54 (a)	100,000	89,766
RB County of Riverside Series 2024 A	5.25%	11/01/54 (a)	65,000	69,033
RB County of Riverside Series 2024 B	5.25%	11/01/49 (a)	515,000	522,900
California Infrastructure & Economic Development Bank
RB Series 2023	4.00%	10/01/41 (a)	3,000,000	3,039,897
RB Series 2023	4.00%	10/01/44 (a)	1,770,000	1,763,139
RB Series 2023	4.00%	10/01/47 (a)	200,000	195,186
RB Academy of Motion Picture Arts & Sciences Obligated Group Series 2020 A	5.00%	11/01/30	50,000	57,516
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/33 (a)(b)	475,000	505,861
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/36 (a)(b)	115,000	122,472
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.13%	07/01/37 (a)(b)	255,000	260,553
RB Infrastructure St. Revolving Series 2016 A	4.00%	10/01/45 (a)(b)	50,000	50,897
RB Science Center Foundation Series 2021 B	4.00%	05/01/46 (a)	75,000	68,930
RB Teachers’ Retirement System Series 2019	5.00%	08/01/44 (a)	250,000	258,575
RB University of California Series 2017	5.00%	05/15/42 (a)	100,000	102,643
RB University of California Series 2017	5.00%	05/15/47 (a)	200,000	203,685
RB University of California Series 2025	4.50%	05/15/55 (a)	500,000	495,675
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2017	5.00%	10/01/28 (a)	10,000	10,444

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2018	5.00%	10/01/27	130,000	137,639
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/47 (a)	25,000	26,516
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/52 (a)	35,000	36,874
Refunding RB California Academy of Sciences Series 2024 A	3.25%	08/01/29 (a)	50,000	50,809
Refunding RB J Paul Getty Trust Series 2023 A	5.00%	04/01/33	50,000	59,178
Refunding RB Los Angeles County Museum of Natural History Foundation Series 2020	4.00%	07/01/50 (a)	40,000	37,705
California Municipal Finance Authority
RB Capital Facilities Development Corp. Series 2018 A	5.00%	06/01/43 (a)	500,000	512,418
RB Ignatian Corp. Series 2024 A	5.00%	09/01/49 (a)	250,000	260,982
RB Ignatian Corp. Series 2024 A	5.00%	09/01/54 (a)	150,000	153,208
RB Pomona College Series 2017	4.00%	01/01/43 (a)(b)	150,000	156,531
California School Facilities Financing Authority
RB Azusa Unified School District Series 2010 A	5.04%	08/01/49 (c)(d)	100,000	29,316
California State Public Works Board
RB Series 2019 C	5.00%	11/01/44 (a)	200,000	208,844
RB Series 2021 B	4.00%	05/01/46 (a)	350,000	335,425
RB Series 2021 C	5.00%	11/01/46 (a)	200,000	208,211
RB Series 2024 A	5.00%	04/01/37 (a)	755,000	858,243
RB Series 2024 A	5.00%	04/01/38 (a)	500,000	563,769
RB Series 2024 A	5.00%	04/01/45 (a)	250,000	265,197
RB Series 2024 A	5.00%	04/01/49 (a)	5,685,000	5,966,412
RB Series 2025 A	5.25%	04/01/38 (a)	5,000,000	5,812,051
RB Series 2025 A	5.00%	04/01/45 (a)	250,000	266,661
RB Series 2025 A	5.00%	04/01/50 (a)	250,000	262,946
Refunding RB Series 2015 F	5.00%	05/01/27 (a)	75,000	75,114
Refunding RB Series 2017 B	5.00%	10/01/28 (a)	100,000	105,442
Refunding RB Series 2021 A	5.00%	02/01/31	200,000	226,804
Refunding RB Series 2021 A	5.00%	02/01/32	25,000	28,746
Refunding RB Series 2022 A	5.00%	08/01/28	190,000	204,406
Refunding RB Series 2022 A	5.00%	08/01/30	100,000	112,422
Refunding RB Series 2022 A	5.00%	08/01/31	30,000	34,271
Refunding RB Series 2022 A	5.00%	08/01/32 (a)	95,000	107,846
Refunding RB Series 2022 A	5.00%	08/01/34 (a)	200,000	223,713
Refunding RB Series 2022 A	5.00%	08/01/35 (a)	75,000	83,180
Refunding RB Series 2022 A	5.00%	08/01/36 (a)	35,000	38,493
Refunding RB Series 2022 C	5.00%	08/01/35 (a)	75,000	83,180
Refunding RB Series 2023 B	5.00%	12/01/25	200,000	200,793
Refunding RB Series 2023 B	5.00%	12/01/26	50,000	51,503
Refunding RB Series 2023 B	5.00%	12/01/27	30,000	31,754
Refunding RB Series 2023 B	5.00%	12/01/28	100,000	108,436
Refunding RB Series 2023 C	5.00%	09/01/36 (a)	155,000	175,807
Refunding RB Series 2024 C	5.00%	09/01/33	150,000	174,987
Refunding RB Series 2024 C	5.00%	09/01/36 (a)	125,000	143,626
California State University
RB Series 2015 A	5.00%	11/01/38 (a)	60,000	60,121
RB Series 2023 A	5.25%	11/01/53 (a)	1,275,000	1,365,649
RB Series 2024 A	4.00%	11/01/55 (a)	220,000	203,553
Refunding RB Series 2015 A	4.00%	11/01/43 (a)	75,000	72,322

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	11/01/27 (a)	115,000	116,749
Refunding RB Series 2016 A	5.00%	11/01/28 (a)	250,000	253,802
Refunding RB Series 2016 A	5.00%	11/01/29 (a)	100,000	101,509
Refunding RB Series 2016 A	5.00%	11/01/30 (a)	540,000	547,896
Refunding RB Series 2016 A	5.00%	11/01/32 (a)	170,000	172,188
Refunding RB Series 2016 A	4.00%	11/01/34 (a)	25,000	25,092
Refunding RB Series 2016 A	3.13%	11/01/36 (a)	225,000	213,608
Refunding RB Series 2016 A	4.00%	11/01/37 (a)	280,000	280,375
Refunding RB Series 2016 A	5.00%	11/01/41 (a)	70,000	70,443
Refunding RB Series 2016 A	4.00%	11/01/45 (a)	250,000	238,863
Refunding RB Series 2017 A	5.00%	11/01/26	50,000	51,551
Refunding RB Series 2017 A	5.00%	11/01/27 (a)	100,000	104,653
Refunding RB Series 2017 A	5.00%	11/01/31 (a)	60,000	62,502
Refunding RB Series 2017 A	5.00%	11/01/47 (a)	5,000,000	5,042,307
Refunding RB Series 2025 A	5.00%	11/01/42 (a)	250,000	276,966
Refunding RB Series 2025 A	4.63%	11/01/56 (a)	1,500,000	1,529,245
Chabot-Las Positas Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/35 (a)	4,000,000	4,016,119
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	1,170,000	1,172,544
Chaffey Community College District
GO Bonds Series 2019 A	5.00%	06/01/48 (a)(b)	100,000	107,259
Chino Basin Regional Financing Authority
RB Inland Empire Utilities Agency Series 2020 B	4.00%	11/01/25 (b)	100,000	100,110
Chino Valley Unified School District
GO Bonds Series 2020 B	4.00%	08/01/45 (a)	110,000	105,278
GO Bonds Series 2020 B	5.00%	08/01/55 (a)	160,000	164,177
GO Bonds Series 2024 D	5.00%	08/01/55 (a)	750,000	784,651
Citrus Community College District
GO Bonds Series 2024 B	5.00%	08/01/49 (a)	250,000	263,889
City & County of San Francisco
Refunding COP Series 2024 R-1	4.00%	04/01/45 (a)	100,000	95,758
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/28	135,000	146,048
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/30	40,000	45,443
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/32	55,000	64,593
Refunding GO Bonds Series 2024 R-1	5.00%	06/15/35 (a)	95,000	112,634
City of Los Angeles Department of Airports
RB Series 2019 E	5.00%	05/15/44 (a)	775,000	795,685
RB Series 2020 D	4.00%	05/15/48 (a)	200,000	187,939
RB Series 2022 B	4.00%	05/15/48 (a)	1,150,000	1,080,651
RB Series 2022 I	5.00%	05/15/48 (a)	300,000	312,097
RB Series 2025 E	5.00%	05/15/50 (a)	2,545,000	2,678,032
RB Series 2025 E	5.25%	05/15/55 (a)	1,000,000	1,069,831
Refunding RB Series 2020 A	5.00%	05/15/34 (a)	100,000	108,757
Refunding RB Series 2020 A	5.00%	05/15/36 (a)	210,000	225,683
Refunding RB Series 2020 A	5.00%	05/15/38 (a)	125,000	132,991
Refunding RB Series 2020 A	5.00%	05/15/40 (a)	40,000	42,050
Refunding RB Series 2020 B	5.00%	05/15/32 (a)	135,000	149,716
Refunding RB Series 2021 B	5.00%	05/15/45 (a)	550,000	575,612
Refunding RB Series 2021 B	5.00%	05/15/48 (a)	100,000	103,791
Refunding RB Series 2025 D	5.25%	05/15/51 (a)	250,000	268,530

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Los Angeles Wastewater System Revenue
RB Series 2017 A	5.25%	06/01/47 (a)	25,000	25,426
RB Series 2022 A	5.00%	06/01/47 (a)	80,000	83,882
RB Series 2025 A	5.00%	06/01/55 (a)	250,000	263,844
Refunding RB Series 2018 B	5.00%	06/01/27	115,000	120,642
Refunding RB Series 2022 C	5.00%	06/01/30	100,000	113,075
Refunding RB Series 2025 A	5.00%	06/01/38 (a)	1,000,000	1,150,176
City of Riverside Electric Revenue
Refunding RB Series 2024 A	5.00%	10/01/49 (a)	30,000	31,625
City of Sacramento Transient Occupancy Tax Revenue
RB Series 2018 A	5.00%	06/01/48 (a)	250,000	254,693
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2020 A	5.00%	11/01/50 (a)	295,000	304,337
RB Series 2020 B	5.00%	11/01/50 (a)	45,000	45,388
RB Series 2023 A	5.25%	11/01/48 (a)	400,000	428,400
Refunding RB Series 2016 A	5.00%	11/01/25	215,000	215,458
Refunding RB Series 2016 A	5.00%	11/01/26	350,000	360,510
Refunding RB Series 2016 A	4.00%	11/01/36 (a)	40,000	40,181
Refunding RB Series 2023 C	5.00%	11/01/32	1,000,000	1,180,151
Refunding RB Series 2023 C	5.00%	11/01/37 (a)	100,000	114,019
City of San Jose
GO Bonds Series 2019 A-1	5.00%	09/01/45 (a)	250,000	257,384
City of Vernon Electric System Revenue
RB Series 2021 A	5.00%	10/01/27	30,000	31,205
Coast Community College District
GO Bonds Series 2006 B	2.82%	08/01/27 (c)(d)	110,000	105,363
GO Bonds Series 2006 B	3.01%	08/01/30 (c)(d)	385,000	342,042
GO Bonds Series 2017 D	4.50%	08/01/39 (a)(b)	125,000	130,492
GO Bonds Series 2019 F	4.14%	08/01/40 (a)(d)	300,000	160,597
Compton Unified School District
GO Bonds Series 2019 B	4.00%	06/01/49 (a)(c)	150,000	141,676
Contra Costa Community College District
GO Bonds Series 2014 A	4.00%	08/01/39 (a)	4,000,000	4,000,007
Contra Costa Transportation Authority Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	03/01/34 (a)	40,000	42,632
Corona-Norco Unified School District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	50,000	46,421
County of Sacramento Airport System Revenue
RB Series 2024	5.00%	07/01/49 (a)	150,000	157,595
County of San Bernardino
Refunding COP Series 2019 A	5.00%	10/01/26	40,000	41,099
County of San Diego
COP Series 2023	5.00%	10/01/48 (a)	100,000	104,943
County of Santa Clara
Refunding GO Bonds Series 2017 C	3.25%	08/01/39 (a)	120,000	110,267
Desert Community College District
GO Bonds Series 2021 A-1	4.00%	08/01/51 (a)	700,000	644,611
Downey Unified School District
GO Bonds Series 2023 A	4.00%	08/01/52 (a)	1,000,000	923,661

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District Water System Revenue
RB Series 2017 A	5.00%	06/01/42 (a)	3,705,000	3,776,192
RB Series 2017 A	4.00%	06/01/45 (a)	155,000	152,448
RB Series 2024 A	5.00%	06/01/49 (a)	60,000	63,841
Refunding RB Series 2017 B	5.00%	06/01/29 (a)	70,000	73,349
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	265,000	277,467
Refunding RB Series 2017 B	5.00%	06/01/31 (a)	80,000	83,613
Refunding RB Series 2017 B	5.00%	06/01/33 (a)	115,000	119,570
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	30,000	31,050
East County Advanced Water Purification Joint Powers Authority
RB Series 2024 A-1	3.13%	09/01/26 (a)	570,000	572,692
RB Series 2024 A-2	5.00%	09/01/26 (a)	330,000	335,691
East Side Union High School District
GO Bonds Series 2024 B	5.00%	08/01/30 (c)	100,000	113,698
Eastern Municipal Water District Financing Authority
RB Series 2017 D	5.00%	07/01/47 (a)	85,000	85,933
Elk Grove Unified School District
GO Bonds Series 2019	4.00%	08/01/48 (a)	200,000	189,249
Refunding COP Series 2016	3.13%	02/01/40 (a)(c)	245,000	218,223
Folsom Cordova Unified School District
GO Bonds Series 2019 D	4.00%	10/01/44 (a)(c)	350,000	340,932
Foothill-De Anza Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/40 (a)	100,000	100,028
Foothill-Eastern Transportation Corridor Agency
RB Series 1995 A	2.48%	01/01/28 (b)(d)	340,000	322,805
RB Series 2021 A	4.00%	01/15/46 (a)	560,000	518,265
Refunding RB Series 2014 B-2	3.50%	01/15/53 (a)	65,000	52,875
Refunding RB Series 2021 A	4.00%	01/15/46 (a)	350,000	323,916
Refunding RB Series 2021 C	4.00%	01/15/43 (a)	105,000	100,616
Fresno Unified School District
GO Bonds Series 2022 B	4.00%	08/01/52 (a)	150,000	136,127
Refunding GO Bonds Series 2016 B	4.00%	08/01/46 (a)	400,000	371,932
Glendale Community College District
GO Bonds Series 2017 A	5.25%	08/01/41 (a)(b)	100,000	105,736
GO Bonds Series 2017 A	4.00%	08/01/46 (a)	1,500,000	1,394,746
GO Bonds Series 2020 B	4.00%	08/01/50 (a)	170,000	156,521
Grossmont-Cuyamaca Community College District
GO Bonds Series 2018 B	4.00%	08/01/47 (a)	130,000	124,896
Hayward Area Recreation & Park District
Refunding GO Bonds Series 2017 A	4.00%	08/01/46 (a)	25,000	24,480
Hayward Unified School District
GO Bonds Series 2017	4.00%	08/01/42 (a)(c)	35,000	34,241
GO Bonds Series 2019 A	4.00%	08/01/48 (a)	250,000	236,999
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	143,833
GO Bonds Series 2020	4.00%	08/01/50 (a)(c)	150,000	139,143
Imperial Irrigation District Electric System Revenue
RB Series 2016 B-1	5.00%	11/01/46 (a)	50,000	50,355
Irvine Facilities Financing Authority
RB Series 2023 A	4.25%	05/01/53 (a)	100,000	94,068
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.00%	09/01/48 (a)	300,000	313,866

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.25%	09/01/53 (a)	25,000	26,402
Special Tax Community Facilities District No. 2013-3 Series 2023 A	4.00%	09/01/58 (a)	100,000	90,606
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/46 (a)	250,000	235,275
Long Beach Community College District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	150,000	139,263
Long Beach Unified School District
GO Bonds Series 2019 B	3.00%	08/01/48 (a)	150,000	112,211
GO Bonds Series 2019 B	3.00%	08/01/50 (a)	350,000	256,202
GO Bonds Series 2019 F	3.00%	08/01/47 (a)	3,250,000	2,457,760
GO Bonds Series 2023 C	4.00%	08/01/50 (a)	100,000	94,577
Los Angeles Community College District
GO Bonds Series 2017 J	4.00%	08/01/41 (a)	1,000,000	995,135
GO Bonds Series 2019 K	4.00%	08/01/38 (a)	4,065,000	4,075,503
GO Bonds Series 2019 K	3.00%	08/01/39 (a)	275,000	249,923
GO Bonds Series 2022 C-1	5.00%	08/01/26	25,000	25,612
GO Bonds Series 2022 L	5.00%	08/01/36 (a)	25,000	28,473
GO Bonds Series 2023 D	5.00%	08/01/28	65,000	70,451
GO Bonds Series 2023 D	5.00%	08/01/30	100,000	113,995
GO Bonds Series 2024	5.00%	08/01/27	85,000	89,716
GO Bonds Series 2024	5.00%	08/01/36 (a)	45,000	52,871
GO Bonds Series 2024	5.00%	08/01/38 (a)	175,000	201,306
GO Bonds Series 2024 E	5.00%	08/01/28	100,000	108,386
GO Bonds Series 2024 E	5.00%	08/01/30	640,000	729,568
Refunding GO Bonds Series 2015 C	5.00%	06/01/26	80,000	81,549
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	50,000	50,169
Los Angeles County Facilities 2, Inc.
RB Series 2024 A	5.25%	06/01/49 (a)	150,000	160,899
Los Angeles County Facilities, Inc.
RB Series 2018 A	4.00%	12/01/48 (a)	100,000	93,308
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2017 A	5.00%	07/01/38 (a)	30,000	30,960
RB Series 2017 A	5.00%	07/01/42 (a)	150,000	153,301
RB Series 2017 A	5.00%	07/01/42 (a)	200,000	204,401
RB Series 2019 A	5.00%	07/01/37 (a)	120,000	126,686
RB Series 2019 B	5.00%	07/01/35 (a)	60,000	63,781
RB Series 2019 B	5.00%	07/01/36 (a)	170,000	180,085
RB Series 2020 A	5.00%	06/01/27	175,000	183,644
RB Series 2020 A	5.00%	06/01/28	865,000	933,865
RB Series 2020 A	5.00%	06/01/29	165,000	182,847
RB Series 2020 A	5.00%	06/01/33 (a)	2,510,000	2,615,884
RB Series 2020 A	5.00%	06/01/34 (a)	250,000	259,952
RB Series 2020 A	5.00%	06/01/35 (a)	50,000	54,993
RB Series 2020 A	4.00%	06/01/36 (a)	1,290,000	1,337,039
RB Series 2020 A	5.00%	06/01/36 (a)	35,000	38,245
RB Series 2020 A	5.00%	06/01/37 (a)	50,000	54,333
RB Series 2021 A	5.00%	06/01/29	20,000	22,178
RB Series 2021 A	5.00%	06/01/30	105,000	119,330
RB Series 2021 A	5.00%	06/01/33 (a)	80,000	91,424
RB Series 2021 A	4.00%	06/01/34 (a)	270,000	287,833
RB Series 2021 A	4.00%	06/01/35 (a)	170,000	179,699

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	06/01/31	1,000,000	1,157,476
Refunding RB Series 2024 A	5.00%	06/01/33	75,000	89,268
Refunding RB Series 2024 A	5.00%	06/01/38 (a)	125,000	143,001
Los Angeles County Public Works Financing Authority
RB Series 2016 D	4.00%	12/01/40 (a)	200,000	198,000
RB Series 2020 A	4.00%	12/01/43 (a)	70,000	67,065
RB Series 2021 F	4.00%	12/01/46 (a)	50,000	46,466
RB Series 2025 J	5.00%	12/01/43 (a)	1,200,000	1,300,883
RB Series 2025 J	5.00%	12/01/47 (a)	1,000,000	1,064,041
RB Series 2025 J	5.25%	12/01/50 (a)	500,000	538,357
RB Series 2025 J	5.50%	12/01/54 (a)	310,000	339,473
Los Angeles Department of Water & Power
RB Power System Revenue Series 2017 A	5.00%	07/01/34 (a)	160,000	163,132
RB Power System Revenue Series 2017 A	5.00%	07/01/47 (a)	100,000	100,355
RB Power System Revenue Series 2017 C	5.00%	07/01/47 (a)	3,000,000	3,014,826
RB Power System Revenue Series 2019 A	5.00%	07/01/45 (a)	140,000	141,308
RB Power System Revenue Series 2019 A	5.00%	07/01/49 (a)	175,000	176,298
RB Power System Revenue Series 2021 C	4.00%	07/01/26 (a)	50,000	50,324
RB Power System Revenue Series 2021 C	5.00%	07/01/51 (a)	50,000	50,793
RB Power System Revenue Series 2022 A	5.00%	07/01/46 (a)	130,000	133,471
RB Power System Revenue Series 2022 A	5.00%	07/01/51 (a)	265,000	269,205
RB Power System Revenue Series 2022 B	5.00%	07/01/43 (a)	50,000	52,161
RB Power System Revenue Series 2022 B	5.00%	07/01/47 (a)	110,000	113,046
RB Power System Revenue Series 2023 B	5.25%	07/01/53 (a)	40,000	41,602
RB Power System Revenue Series 2024 D	5.00%	07/01/43 (a)	70,000	73,770
RB Power System Revenue Series 2024 D	5.00%	07/01/50 (a)	100,000	103,362
Refunding RB Power System Revenue Series 2017 B	5.00%	07/01/35 (a)	10,000	10,174
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/32 (a)	140,000	148,496
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/32 (a)	1,000,000	1,069,515
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/44 (a)	250,000	252,711
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/28	1,385,000	1,474,420
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/29	150,000	163,000
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/40 (a)	235,000	242,303
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/45 (a)	700,000	711,949
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/41 (a)	100,000	104,390
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/46 (a)	80,000	81,971
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/48 (a)	150,000	153,151
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/40 (a)	385,000	408,952
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/41 (a)	150,000	158,369
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/26	100,000	101,687
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/29	100,000	108,667
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/28	50,000	53,228
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/31	105,000	117,647
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/32	300,000	339,853
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/42 (a)	5,000	5,300
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/35 (a)	660,000	740,522
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/36 (a)	325,000	360,526
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/38 (a)	380,000	414,495
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/53 (a)	125,000	128,114
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/36 (a)	85,000	94,812
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/37 (a)	415,000	458,109

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/38 (a)	150,000	164,371
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/35 (a)	410,000	462,845
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/39 (a)	135,000	146,790
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/44 (a)	1,905,000	1,992,728
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/46 (a)	195,000	202,641
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/50 (a)	2,000,000	2,070,350
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/30	1,000,000	1,107,059
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/31	3,000,000	3,361,340
Los Angeles Department of Water & Power Water System Revenue
RB Series 2018 A	5.00%	07/01/48 (a)	85,000	85,489
Refunding RB Series 2016 A	5.00%	07/01/41 (a)	2,000,000	2,001,234
Refunding RB Series 2016 A	5.00%	07/01/46 (a)	250,000	250,082
Refunding RB Series 2020 A	5.00%	07/01/41 (a)	85,000	87,594
Refunding RB Series 2020 A	5.00%	07/01/50 (a)	300,000	304,799
Refunding RB Series 2021 B	5.00%	07/01/46 (a)	1,000,000	1,025,577
Refunding RB Series 2021 C	5.00%	07/01/36 (a)	100,000	106,895
Refunding RB Series 2021 C	5.00%	07/01/37 (a)	215,000	227,767
Refunding RB Series 2021 C	5.00%	07/01/38 (a)	105,000	110,357
Refunding RB Series 2022 B	4.00%	07/01/49 (a)	200,000	182,601
Refunding RB Series 2022 C	5.00%	07/01/38 (a)	75,000	80,754
Refunding RB Series 2022 C	5.00%	07/01/39 (a)	95,000	101,854
Refunding RB Series 2022 C	5.00%	07/01/40 (a)	100,000	106,781
Refunding RB Series 2022 C	5.00%	07/01/41 (a)	245,000	259,924
Refunding RB Series 2022 C	5.00%	07/01/43 (a)	150,000	156,662
Refunding RB Series 2022 D	5.00%	07/01/47 (a)	55,000	56,588
Refunding RB Series 2022 D	5.00%	07/01/52 (a)	150,000	153,594
Refunding RB Series 2023 A	5.00%	07/01/33	75,000	85,682
Refunding RB Series 2023 A	5.00%	07/01/34 (a)	50,000	56,670
Refunding RB Series 2025 A	5.00%	01/01/30 (a)	705,000	766,686
Los Angeles Unified School District
COP Series 2023 A	5.00%	10/01/34 (a)(b)	1,190,000	1,412,691
COP Series 2023 A	5.00%	10/01/34 (a)	795,000	929,313
COP Series 2023 A	5.00%	10/01/36 (a)(b)	60,000	71,228
COP Series 2023 A	5.00%	10/01/36 (a)	40,000	45,478
COP Series 2023 A	5.00%	10/01/37 (a)(b)	55,000	65,292
COP Series 2023 A	5.00%	10/01/37 (a)	35,000	39,285
GO Bonds Series 2016 A	4.00%	07/01/40 (a)	110,000	110,000
GO Bonds Series 2018 B-1	5.00%	07/01/30 (a)	100,000	106,317
GO Bonds Series 2018 B-1	5.00%	07/01/33 (a)	125,000	131,815
GO Bonds Series 2018 B-1	5.25%	07/01/42 (a)	310,000	318,793
GO Bonds Series 2020 C	5.00%	07/01/27	215,000	226,059
GO Bonds Series 2020 C	4.00%	07/01/31 (a)	140,000	149,462
GO Bonds Series 2020 C	3.00%	07/01/35 (a)	70,000	67,449
GO Bonds Series 2020 C	4.00%	07/01/37 (a)	80,000	81,710
GO Bonds Series 2020 C	4.00%	07/01/39 (a)	50,000	50,519
GO Bonds Series 2020 C	4.00%	07/01/44 (a)	205,000	200,506
GO Bonds Series 2020 C	3.00%	07/01/45 (a)	100,000	78,658
GO Bonds Series 2020 RYQ	5.00%	07/01/33 (a)	85,000	94,978
GO Bonds Series 2020 RYQ	5.00%	07/01/35 (a)	200,000	220,570
GO Bonds Series 2020 RYQ	4.00%	07/01/36 (a)	115,000	118,386
GO Bonds Series 2020 RYQ	4.00%	07/01/37 (a)	25,000	25,534

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	630,000	616,189
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	135,000	129,705
GO Bonds Series 2022 QRR	5.00%	07/01/29	140,000	155,149
GO Bonds Series 2022 QRR	5.25%	07/01/47 (a)	255,000	272,092
GO Bonds Series 2023	5.00%	07/01/37 (a)	10,000	11,478
GO Bonds Series 2023	5.00%	07/01/38 (a)	25,000	28,386
GO Bonds Series 2023	5.25%	07/01/40 (a)	505,000	570,577
GO Bonds Series 2023	5.25%	07/01/42 (a)	50,000	55,472
GO Bonds Series 2023	5.25%	07/01/48 (a)	1,285,000	1,375,000
GO Bonds Series 2024 QRR	5.00%	07/01/39 (a)	70,000	79,667
GO Bonds Series 2024 QRR	5.00%	07/01/40 (a)	50,000	56,096
GO Bonds Series 2024 QRR	5.00%	07/01/43 (a)	250,000	272,883
GO Bonds Series 2024 QRR	5.00%	07/01/45 (a)	45,000	48,397
GO Bonds Series 2024 QRR	5.25%	07/01/49 (a)	85,000	91,382
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	1,500,000	1,783,550
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	2,000,000	2,166,234
Refunding GO Bonds Series 2016 B	5.00%	07/01/27 (a)	155,000	158,109
Refunding GO Bonds Series 2016 B	2.00%	07/01/29 (a)	100,000	96,820
Refunding GO Bonds Series 2016 B	5.00%	07/01/30 (a)	30,000	30,560
Refunding GO Bonds Series 2016 B	3.00%	07/01/31 (a)	165,000	165,200
Refunding GO Bonds Series 2016 B	3.00%	07/01/32 (a)	50,000	49,926
Refunding GO Bonds Series 2017 A	5.00%	07/01/26	410,000	418,456
Refunding GO Bonds Series 2019 A	5.00%	07/01/27	275,000	289,145
Refunding GO Bonds Series 2019 A	5.00%	07/01/29	225,000	249,347
Refunding GO Bonds Series 2019 A	5.00%	07/01/32 (a)	75,000	81,968
Refunding GO Bonds Series 2020 A	5.00%	07/01/27	125,000	131,429
Refunding GO Bonds Series 2020 A	5.00%	07/01/28	275,000	297,094
Refunding GO Bonds Series 2024 A	5.00%	07/01/26	100,000	102,063
Refunding GO Bonds Series 2024 A	5.00%	07/01/27	445,000	467,889
Refunding GO Bonds Series 2024 A	5.00%	07/01/29	870,000	964,141
Refunding GO Bonds Series 2024 A	5.00%	07/01/31	500,000	578,075
Refunding GO Bonds Series 2024 A	5.00%	07/01/32	1,525,000	1,787,899
Refunding GO Bonds Series 2024 A	5.00%	07/01/33	7,955,000	9,427,096
Refunding GO Bonds Series 2024 A	5.00%	07/01/34	235,000	280,841
Marin Healthcare District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	350,000	322,921
Metropolitan Water District of Southern California
RB Series 2020 A	5.00%	10/01/45 (a)	1,535,000	1,589,259
RB Series 2021 A	5.00%	10/01/46 (a)	200,000	209,919
RB Series 2023 A	5.00%	04/01/53 (a)	40,000	42,244
Refunding RB Series 2017 A	2.50%	07/01/26	100,000	99,764
Refunding RB Series 2017 A	2.50%	07/01/27	150,000	149,658
Refunding RB Series 2019 A	5.00%	07/01/29	25,000	27,734
Refunding RB Series 2019 A	5.00%	07/01/30 (a)	100,000	109,493
Refunding RB Series 2019 A	5.00%	07/01/34 (a)	4,000,000	4,300,637
Refunding RB Series 2020 A	5.00%	07/01/27	65,000	68,366
Refunding RB Series 2020 C	5.00%	07/01/40 (a)	20,000	21,357
Refunding RB Series 2022 A	5.00%	10/01/28	50,000	54,417
Refunding RB Series 2022 A	5.00%	10/01/29	250,000	279,281
Refunding RB Series 2024 A	5.00%	04/01/31	25,000	28,869
Refunding RB Series 2024 A	5.00%	04/01/34	110,000	131,841

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mountain View-Whisman School District
GO Bonds Series 2022 B	4.25%	09/01/45 (a)	40,000	40,173
Mt San Antonio Community College District
GO Bonds Series 2019 A	4.00%	08/01/49 (a)	525,000	484,951
GO Bonds Series 2021 E	4.07%	08/01/46 (a)(d)	250,000	93,851
Municipal Improvement Corp. of Los Angeles
Refunding RB Series 2016 B	5.00%	11/01/28 (a)	75,000	77,105
Refunding RB Series 2016 B	5.00%	11/01/29 (a)	35,000	35,960
Refunding RB Series 2016 B	4.00%	11/01/33 (a)	580,000	582,223
Refunding RB Series 2016 B	4.00%	11/01/34 (a)	500,000	501,804
Refunding RB Series 2016 B	4.00%	11/01/35 (a)	150,000	150,351
Natomas Unified School District
GO Bonds Series 2020 A	4.00%	08/01/49 (a)(c)	25,000	23,607
New Haven Unified School District
GO Bonds Series 2009	3.52%	08/01/33 (c)(d)	125,000	99,880
Newport Mesa Unified School District
GO Bonds Series 2011	3.10%	08/01/33 (d)	250,000	199,915
Norman Y Mineta San Jose International Airport SJC
Refunding RB Series 2017 B	5.00%	03/01/42 (a)	100,000	101,474
Refunding RB Series 2017 B	5.00%	03/01/47 (a)(c)	160,000	161,719
North Orange County Community College District
GO Bonds Series 2003 B	2.97%	08/01/28 (c)(d)	35,000	32,883
Northern California Sanitation Agencies Financing Authority
Refunding RB Sacramento Area Sewer District Series 2020 A	5.00%	12/01/50 (a)	100,000	103,209
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/31	35,000	40,662
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/32 (a)	125,000	147,031
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/33 (a)	115,000	131,590
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/35 (a)	65,000	76,973
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/38 (a)	55,000	63,061
Oakland Unified School District/Alameda County
GO Bonds Series 2021 A	4.00%	08/01/46 (a)(c)	295,000	284,402
Orange County Local Transportation Authority Sales Tax Revenue
RB Series 2019	5.00%	02/15/41 (a)	100,000	104,658
Oxnard Union High School District
GO Bonds Series 2018 A	5.00%	08/01/42 (a)(b)	100,000	102,289
GO Bonds Series 2022 C	4.00%	08/01/47 (a)	50,000	46,558
Palomar Community College District
GO Bonds Series 2017 D	4.00%	08/01/46 (a)	100,000	95,935
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue
RB Series 2022 A	5.00%	06/01/51 (a)	300,000	310,589
Peralta Community College District
GO Bonds Series 2022 B	5.50%	08/01/52 (a)	1,000,000	1,075,109
Perris Union High School District
GO Bonds Series 2019 A	4.00%	09/01/43 (a)(c)	35,000	34,316
Pleasanton Unified School District
GO Bonds Series 2023	4.00%	08/01/52 (a)	555,000	524,214
Poway Unified School District
GO Bonds Facilities Improvement District No. 2007-1 Series 2009 A	3.59%	08/01/31 (d)	60,000	51,513
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.98%	08/01/33 (d)	85,000	67,669
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.43%	08/01/34 (d)	30,000	22,855

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.12%	08/01/37 (d)	250,000	162,807
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.68%	08/01/51 (d)	250,000	72,235
Rancho Santiago Community College District
GO Bonds Series 2006 C	3.31%	09/01/30 (c)(d)	280,000	247,354
Rio Hondo Community College District
GO Bonds Series 2022 D	4.49%	08/01/44 (a)(d)	500,000	202,537
GO Bonds Series 2025 A	4.38%	08/01/55 (a)	350,000	344,914
River Islands Public Financing Authority
Refunding Special Tax Community Facilities District No. 2003-1 Area 1 Series 2022 A-1	5.25%	09/01/52 (a)(c)	500,000	520,190
Riverside Community College District
GO Bonds Series 2025 A	4.00%	08/01/50 (a)	250,000	233,919
GO Bonds Series 2025 A	4.00%	08/01/54 (a)	250,000	231,315
Riverside County Public Financing Authority
RB Series 2015	4.13%	11/01/40 (a)(b)	100,000	100,134
RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	100,227
Riverside County Transportation Commission
Refunding RB Series 2021 B-1	4.00%	06/01/37 (a)	60,000	60,405
Refunding RB Series 2021 B-1	4.00%	06/01/39 (a)	275,000	271,584
Refunding RB Series 2021 B-1	4.00%	06/01/40 (a)	80,000	77,670
Refunding RB Series 2021 B-1	4.00%	06/01/46 (a)	150,000	134,611
Refunding RB Series 2021 C	4.00%	06/01/47 (a)	50,000	44,348
Riverside County Transportation Commission Sales Tax Revenue
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	20,000	21,236
Refunding RB Series 2017 B	5.00%	06/01/32 (a)	310,000	327,423
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	25,000	26,208
Refunding RB Series 2017 B	5.00%	06/01/37 (a)	25,000	26,064
Riverside Unified School District
GO Bonds Series 2019 B	4.00%	08/01/42 (a)	200,000	195,488
Sacramento City Financing Authority
Refunding RB Series 2006	5.25%	12/01/30 (c)	100,000	111,204
Sacramento City Unified School District
GO Bonds Series 2022 A	5.50%	08/01/52 (a)(c)	820,000	865,707
Sacramento Municipal Utility District
RB Series 2019 G	5.00%	08/15/39 (a)	35,000	37,143
RB Series 2019 G	5.00%	08/15/40 (a)	140,000	147,804
RB Series 2020 H	4.00%	08/15/45 (a)	325,000	313,979
RB Series 2023 K	5.00%	08/15/48 (a)	3,020,000	3,189,859
RB Series 2023 K	5.00%	08/15/53 (a)	105,000	110,268
RB Series 2024 M	5.00%	11/15/49 (a)	90,000	95,369
RB Series 2024 M	5.00%	11/15/54 (a)	35,000	36,869
Refunding RB Series 2024 N-1	5.00%	11/15/32	120,000	141,594
Sacramento Transportation Authority Sales Tax Revenue
Refunding RB Series 2023	5.00%	10/01/32	95,000	111,800
Refunding RB Series 2023	5.00%	10/01/36 (a)	180,000	207,548
San Bernardino City Unified School District
GO Bonds Series 2020 F	3.00%	08/01/44 (a)(c)	500,000	401,739
San Bernardino Community College District
GO Bonds Series 2009 B	4.63%	08/01/48 (d)	150,000	53,166
GO Bonds Series 2019 A	4.00%	08/01/49 (a)(b)	60,000	62,176
GO Bonds Series 2023 B	4.13%	08/01/49 (a)	125,000	120,154

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 B	5.00%	08/01/49 (a)	120,000	123,670
GO Bonds Series 2025 F	5.17%	08/01/50 (a)(d)	1,000,000	275,996
San Diego Community College District
GO Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	225,127
GO Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,583
GO Bonds Series 2024	5.00%	08/01/30	75,000	85,682
GO Bonds Series 2025 A-1	4.00%	08/01/50 (a)	1,000,000	956,750
GO Bonds Series 2025 A-1	5.00%	08/01/55 (a)	520,000	550,909
San Diego County Regional Airport Authority
RB Series 2021 A	4.00%	07/01/46 (a)	1,075,000	1,015,859
RB Series 2021 A	4.00%	07/01/51 (a)	350,000	323,931
RB Series 2021 A	5.00%	07/01/51 (a)	35,000	36,071
RB Series 2021 A	4.00%	07/01/56 (a)	545,000	498,701
RB Series 2021 A	5.00%	07/01/56 (a)	55,000	56,563
Refunding RB Series 2019 A	5.00%	07/01/36 (a)	55,000	58,602
Refunding RB Series 2019 A	4.00%	07/01/38 (a)	25,000	25,221
San Diego County Regional Transportation Commission
RB Series 2016 A	5.00%	04/01/48 (a)	200,000	201,196
Refunding RB Series 2023 A	5.00%	04/01/29	100,000	110,277
Refunding RB Series 2023 A	5.00%	04/01/32	75,000	87,788
Refunding RB Series 2023 A	5.00%	04/01/33	530,000	628,093
San Diego County Water Authority
Refunding RB Series 2021 B	4.00%	05/01/33 (a)	30,000	32,212
Refunding RB Series 2021 B	4.00%	05/01/34 (a)	80,000	85,180
Refunding RB Series 2021 B	4.00%	05/01/35 (a)	260,000	273,995
Refunding RB Series 2021 B	4.00%	05/01/36 (a)	50,000	52,166
Refunding RB Series 2021 S-1	5.00%	05/01/28 (a)	50,000	53,376
San Diego Public Facilities Financing Authority
RB Series 2021 A	4.00%	10/15/50 (a)	260,000	245,464
RB Series 2023 A	4.00%	10/15/48 (a)	125,000	119,123
RB Sewer Utility Revenue Series 2022 A	5.00%	05/15/47 (a)	15,000	15,715
RB Sewer Utility Revenue Series 2023 A	5.25%	08/01/48 (a)	35,000	37,613
RB Sewer Utility Revenue Series 2024 A	5.00%	05/15/54 (a)	250,000	263,350
RB Water Utility Revenue Series 2019 A	5.00%	08/01/43 (a)	200,000	206,186
Refunding RB Series 2025 A	5.25%	10/15/55 (a)(e)	2,500,000	2,682,590
Refunding RB Sewer Utility Revenue Series 2016 A	5.00%	05/15/27 (a)	75,000	76,291
Refunding RB Sewer Utility Revenue Series 2016 B	5.00%	08/01/27 (a)	75,000	76,738
San Diego Unified School District
GO Bonds Series 2010 C	3.08%	07/01/30 (d)	30,000	26,599
GO Bonds Series 2010 C	3.41%	07/01/35 (d)	200,000	145,794
GO Bonds Series 2010 C	3.96%	07/01/38 (d)	2,000,000	1,247,870
GO Bonds Series 2010 C	4.23%	07/01/45 (d)	150,000	62,718
GO Bonds Series 2012 R-1	3.04%	07/01/30 (d)	165,000	145,474
GO Bonds Series 2017 I	3.13%	07/01/42 (a)	175,000	150,295
GO Bonds Series 2017 I	4.00%	07/01/47 (a)	100,000	93,889
GO Bonds Series 2019 B	3.25%	07/01/48 (a)	350,000	283,781
GO Bonds Series 2019 L	4.00%	07/01/49 (a)	100,000	95,578
GO Bonds Series 2020 M-2	4.00%	07/01/50 (a)	200,000	190,045
GO Bonds Series 2021 N-2	4.00%	07/01/46 (a)	265,000	257,805
GO Bonds Series 2022 F-2	5.00%	07/01/29	65,000	72,083
GO Bonds Series 2023 A-3	5.00%	07/01/48 (a)	605,000	638,570

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 A-3	4.00%	07/01/53 (a)	400,000	376,137
GO Bonds Series 2023 G	5.00%	07/01/28	685,000	739,844
GO Bonds Series 2023 G	5.00%	07/01/43 (a)	85,000	91,992
GO Bonds Series 2023 G	4.00%	07/01/53 (a)	530,000	498,382
GO Bonds Series 2023 N-2	5.00%	07/01/48 (a)	55,000	58,052
GO Bonds Series 2023 N-2	5.00%	07/01/53 (a)	180,000	187,821
GO Bonds Series 2024 B-3	4.00%	07/01/54 (a)	350,000	328,188
Refunding GO Bonds Series 2005 E-2	5.50%	07/01/27 (c)	150,000	159,185
Refunding GO Bonds Series 2006 F-1	5.25%	07/01/28 (c)	90,000	97,931
Refunding GO Bonds Series 2025 ZR-6A	5.00%	07/01/42	300,000	344,784
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017 A-1	4.00%	08/01/42 (a)	150,000	146,793
GO Bonds Series 2019 B-1	4.00%	08/01/44 (a)	305,000	294,431
GO Bonds Series 2019 B-1	3.00%	08/01/49 (a)	150,000	113,226
GO Bonds Series 2020 C-1	4.00%	08/01/45 (a)	205,000	196,992
GO Bonds Series 2020 C-1	3.00%	08/01/50 (a)	100,000	74,120
GO Bonds Series 2022 D1	4.00%	08/01/47 (a)	100,000	95,390
GO Bonds Series 2022 D-1	5.25%	08/01/47 (a)	190,000	200,678
GO Bonds Series 2022 D-1	4.25%	08/01/52 (a)	135,000	131,364
Refunding GO Bonds Series 2017 E	5.00%	08/01/36 (a)	50,000	51,764
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2017 B	5.00%	05/01/47 (a)	150,000	151,796
RB Series 2018 E	5.00%	05/01/48 (a)	100,000	101,852
RB Series 2019 B	5.00%	05/01/49 (a)	30,000	30,691
RB Series 2019 F	5.00%	05/01/50 (a)	100,000	102,200
Refunding RB Series 2019 D	5.00%	05/01/33 (a)	50,000	54,026
Refunding RB Series 2019 D	5.00%	05/01/34 (a)	65,000	69,949
Refunding RB Series 2019 D	5.00%	05/01/37 (a)	380,000	402,650
Refunding RB Series 2021 B	5.00%	05/01/31	60,000	68,365
Refunding RB Series 2022 B	4.00%	05/01/52 (a)	425,000	389,633
Refunding RB Series 2022 B	5.00%	05/01/52 (a)	1,115,000	1,152,702
Refunding RB Series 2023 B	5.00%	05/01/43 (a)	40,000	42,632
Refunding RB Series 2023 D	5.25%	05/01/48 (a)	1,290,000	1,377,636
San Francisco City & County Public Utilities Commission Power Revenue
RB Series 2023 A	5.00%	11/01/53 (a)	2,000,000	2,080,560
San Francisco City & County Public Utilities Commission Wastewater Revenue
RB Series 2013 B	4.00%	10/01/42 (a)	800,000	776,177
RB Series 2018 A	4.00%	10/01/43 (a)	200,000	195,589
RB Series 2021 A	5.00%	10/01/44 (a)	310,000	324,888
RB Series 2021 A	5.00%	10/01/45 (a)	5,000,000	5,219,856
RB Series 2023 A	5.00%	10/01/27	20,000	21,167
RB Series 2023 A	5.00%	10/01/28	30,000	32,595
RB Series 2023 A	5.00%	10/01/29	25,000	27,847
RB Series 2023 A	5.00%	10/01/30	100,000	114,232
RB Series 2024 C	5.00%	10/01/49 (a)	50,000	52,862
RB Series 2024 C	5.00%	10/01/54 (a)	210,000	220,028
San Francisco Community College District
GO Bonds Series 2024 B	5.25%	06/15/49 (a)	500,000	537,104
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	100,000	94,088

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Joaquin Hills Transportation Corridor Agency
RB Series 1993	2.51%	01/01/26 (b)(d)	400,000	397,549
Refunding RB Series 1997 A	3.62%	01/15/32 (c)(d)	100,000	81,160
Refunding RB Series 2014 A	4.00%	01/15/50 (a)	100,000	90,062
Refunding RB Series 2021 A	5.00%	01/15/33 (a)	50,000	55,562
Refunding RB Series 2021 A	4.00%	01/15/34 (a)	360,000	374,434
San Jose Financing Authority
RB Wastewater Revenue Series 2022 B	5.00%	11/01/47 (a)	100,000	105,604
RB Wastewater Revenue Series 2022 B	5.00%	11/01/52 (a)	175,000	183,025
San Jose Redevelopment Successor Agency
Refunding Tax Allocation Series 2017 A	5.00%	08/01/34 (a)	125,000	129,915
Refunding Tax Allocation Series 2017 A	5.00%	08/01/35 (a)	150,000	155,528
San Marcos Unified School District
GO Bonds Series 2025 A	5.25%	08/01/55 (a)	1,000,000	1,082,703
San Mateo County Community College District
GO Bonds Series 2006 B	3.04%	09/01/32 (c)(d)	160,000	133,276
GO Bonds Series 2006 B	3.52%	09/01/34 (c)(d)	50,000	38,343
GO Bonds Series 2018 B	5.00%	09/01/45 (a)	150,000	154,038
San Mateo Foster City School District
GO Bonds Series 2023 B	4.00%	08/01/51 (a)	150,000	142,406
San Mateo Joint Powers Financing Authority
RB Series 2018 A	5.00%	07/15/43 (a)	150,000	154,971
Santa Clara Unified School District
GO Bonds Series 2017	3.50%	07/01/42 (a)	25,000	22,816
Santa Clara Valley Transportation Authority
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/26	250,000	253,432
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/29	50,000	55,085
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/34 (a)	110,000	129,206
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/36 (a)	40,000	45,827
Santa Clara Valley Water District
COP Series 2023 C1-2	4.00%	06/01/26 (a)	30,000	30,297
Santa Monica Community College District
GO Bonds Series 2018 A	4.00%	08/01/47 (a)	150,000	145,145
GO Bonds Series 2022 B	4.00%	08/01/45 (a)	150,000	147,087
Santa Monica-Malibu Unified School District
GO Bonds Series 2025 A	5.00%	08/01/50 (a)	260,000	272,344
Southern California Public Power Authority
RB Los Angeles Department of Water & Power Power System Revenue Series 2023 1	5.00%	07/01/37 (a)	500,000	549,199
RB Los Angeles Department of Water & Power Power System Revenue Series 2023 1-A	5.00%	07/01/48 (a)	150,000	155,007
Refunding RB Series 2015 C	5.00%	07/01/26 (a)	200,000	200,447
Southwestern Community College District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	50,000	48,037
State of California
GO Bonds Series 2003	5.00%	02/01/28 (c)	70,000	74,300
GO Bonds Series 2013	4.00%	02/01/43 (a)	60,000	58,853
GO Bonds Series 2015	4.00%	03/01/45 (a)	100,000	96,276
GO Bonds Series 2015	5.00%	08/01/45 (a)	120,000	120,102
GO Bonds Series 2016	5.00%	09/01/28 (a)	125,000	127,855
GO Bonds Series 2016	4.00%	09/01/31 (a)	180,000	181,854
GO Bonds Series 2016	4.00%	09/01/32 (a)	155,000	156,354
GO Bonds Series 2016	4.00%	09/01/35 (a)	200,000	200,688

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2016	3.00%	09/01/46 (a)	270,000	210,335
GO Bonds Series 2017	5.00%	11/01/27	1,000,000	1,055,875
GO Bonds Series 2017	5.00%	08/01/29 (a)	210,000	220,460
GO Bonds Series 2017	5.00%	11/01/31 (a)	185,000	194,631
GO Bonds Series 2017	4.00%	11/01/47 (a)	150,000	142,835
GO Bonds Series 2017	5.00%	11/01/47 (a)	3,105,000	3,159,644
GO Bonds Series 2018	5.00%	10/01/25	400,000	400,000
GO Bonds Series 2018	5.00%	10/01/26 (a)	125,000	126,658
GO Bonds Series 2018	5.00%	10/01/28	2,150,000	2,318,406
GO Bonds Series 2018	5.00%	10/01/29 (a)	150,000	162,027
GO Bonds Series 2018	5.00%	10/01/30 (a)	275,000	296,114
GO Bonds Series 2018	5.00%	10/01/39 (a)	1,000,000	1,006,760
GO Bonds Series 2018	5.00%	10/01/47 (a)	50,000	50,220
GO Bonds Series 2019	5.00%	11/01/27	320,000	337,880
GO Bonds Series 2019	5.00%	11/01/28	125,000	135,048
GO Bonds Series 2019	5.00%	11/01/29	30,000	33,134
GO Bonds Series 2019	5.00%	10/01/30 (a)	250,000	274,800
GO Bonds Series 2019	5.00%	04/01/31 (a)	125,000	135,703
GO Bonds Series 2019	5.00%	11/01/31 (a)	20,000	21,474
GO Bonds Series 2019	5.00%	11/01/32 (a)	220,000	235,370
GO Bonds Series 2019	5.00%	04/01/33 (a)	255,000	274,646
GO Bonds Series 2019	3.00%	10/01/33 (a)	1,140,000	1,140,271
GO Bonds Series 2019	5.00%	10/01/49 (a)	175,000	180,440
GO Bonds Series 2020	5.00%	11/01/25	200,000	200,433
GO Bonds Series 2020	5.00%	11/01/27	35,000	36,956
GO Bonds Series 2020	5.00%	11/01/29	100,000	110,446
GO Bonds Series 2020	5.00%	11/01/32 (a)	1,000,000	1,113,794
GO Bonds Series 2020	5.00%	03/01/34 (a)	100,000	109,280
GO Bonds Series 2020	4.00%	11/01/34 (a)	115,000	120,799
GO Bonds Series 2020	5.00%	03/01/35 (a)(b)	10,000	11,113
GO Bonds Series 2020	5.00%	03/01/35 (a)	400,000	434,720
GO Bonds Series 2020	4.00%	11/01/35 (a)	135,000	140,833
GO Bonds Series 2020	4.00%	03/01/36 (a)(b)	20,000	21,392
GO Bonds Series 2020	4.00%	03/01/36 (a)	3,085,000	3,182,053
GO Bonds Series 2020	5.00%	03/01/36 (a)(b)	20,000	22,227
GO Bonds Series 2020	5.00%	03/01/36 (a)	245,000	264,812
GO Bonds Series 2020	5.00%	11/01/36 (a)	25,000	27,195
GO Bonds Series 2020	3.00%	03/01/46 (a)	120,000	95,204
GO Bonds Series 2020	4.00%	03/01/46 (a)	100,000	97,449
GO Bonds Series 2020	2.50%	03/01/50 (a)	90,000	61,024
GO Bonds Series 2021	5.00%	10/01/29	95,000	104,739
GO Bonds Series 2021	5.00%	10/01/30	200,000	225,115
GO Bonds Series 2021	5.00%	12/01/32 (a)	150,000	152,222
GO Bonds Series 2021	4.00%	10/01/33 (a)	620,000	658,863
GO Bonds Series 2021	4.00%	10/01/34 (a)	100,000	105,487
GO Bonds Series 2021	4.00%	10/01/35 (a)	250,000	261,764
GO Bonds Series 2021	5.00%	12/01/35 (a)	210,000	229,996
GO Bonds Series 2021	4.00%	10/01/36 (a)	10,000	10,346
GO Bonds Series 2021	2.38%	12/01/43 (a)	30,000	21,864
GO Bonds Series 2021	3.00%	12/01/46 (a)	70,000	55,286
GO Bonds Series 2021	2.50%	12/01/49 (a)	100,000	68,407

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021	2.38%	10/01/51 (a)	25,000	16,151
GO Bonds Series 2022	5.00%	04/01/27	485,000	504,510
GO Bonds Series 2022	5.00%	04/01/28	75,000	79,928
GO Bonds Series 2022	5.00%	04/01/30	250,000	278,545
GO Bonds Series 2022	5.00%	09/01/31	85,000	96,862
GO Bonds Series 2022	5.00%	04/01/32	575,000	659,895
GO Bonds Series 2022	5.00%	09/01/34 (a)	40,000	45,462
GO Bonds Series 2022	5.00%	04/01/47 (a)	100,000	104,926
GO Bonds Series 2022	5.25%	09/01/47 (a)	6,330,000	6,761,122
GO Bonds Series 2022	4.00%	04/01/49 (a)	250,000	241,178
GO Bonds Series 2023	5.00%	10/01/31	270,000	308,021
GO Bonds Series 2023	5.00%	10/01/33 (a)	55,000	63,603
GO Bonds Series 2023	5.00%	10/01/35 (a)	200,000	227,063
GO Bonds Series 2023	5.00%	09/01/36 (a)	250,000	283,185
GO Bonds Series 2023	5.00%	09/01/38 (a)	1,150,000	1,281,186
GO Bonds Series 2023	5.00%	10/01/39 (a)	340,000	374,692
GO Bonds Series 2023	5.00%	10/01/45 (a)	150,000	159,495
GO Bonds Series 2023	5.25%	10/01/45 (a)	375,000	405,261
GO Bonds Series 2023	4.00%	10/01/50 (a)	135,000	129,646
GO Bonds Series 2023	5.25%	10/01/50 (a)	170,000	181,615
GO Bonds Series 2023	5.25%	09/01/53 (a)	200,000	214,250
GO Bonds Series 2024	5.00%	08/01/26	250,000	255,638
GO Bonds Series 2024	4.00%	09/01/27	40,000	41,323
GO Bonds Series 2024	5.00%	08/01/28	165,000	177,228
GO Bonds Series 2024	5.00%	09/01/30	100,000	112,368
GO Bonds Series 2024	5.00%	09/01/32	100,000	115,276
GO Bonds Series 2024	5.00%	08/01/33	250,000	291,069
GO Bonds Series 2024	5.00%	08/01/36 (a)	230,000	263,819
GO Bonds Series 2024	5.00%	09/01/39 (a)	50,000	55,673
GO Bonds Series 2024	5.00%	09/01/41 (a)	5,000,000	5,477,002
GO Bonds Series 2024	5.00%	09/01/44 (a)	400,000	428,947
GO Bonds Series 2024	5.00%	09/01/44 (a)	240,000	257,368
GO Bonds Series 2024	5.00%	09/01/48 (a)	240,000	254,635
GO Bonds Series 2024	4.00%	08/01/49 (a)	250,000	241,094
GO Bonds Series 2024	5.00%	08/01/49 (a)	100,000	105,934
GO Bonds Series 2024	5.50%	08/01/54 (a)	400,000	439,165
GO Bonds Series 2025	5.00%	03/01/28	1,535,000	1,632,573
GO Bonds Series 2025	5.00%	03/01/29	1,500,000	1,632,455
GO Bonds Series 2025	5.00%	08/01/50 (a)(e)	1,000,000	1,063,885
GO Bonds Series 2025	5.00%	03/01/55 (a)	850,000	902,867
Refunding GO Bonds Series 2007	5.25%	08/01/32	300,000	347,551
Refunding GO Bonds Series 2014	4.00%	11/01/44 (a)	135,000	130,627
Refunding GO Bonds Series 2015	5.00%	03/01/27 (a)	10,000	10,022
Refunding GO Bonds Series 2015	5.00%	08/01/30 (a)	25,000	25,046
Refunding GO Bonds Series 2015	3.50%	08/01/35 (a)	200,000	200,000
Refunding GO Bonds Series 2015 C	3.00%	09/01/29 (a)	55,000	55,010
Refunding GO Bonds Series 2015 C	5.00%	09/01/32 (a)	150,000	150,245
Refunding GO Bonds Series 2016	5.00%	09/01/26	285,000	292,060
Refunding GO Bonds Series 2016	5.00%	08/01/27 (a)	30,000	30,680
Refunding GO Bonds Series 2016	5.00%	08/01/28 (a)	175,000	178,639
Refunding GO Bonds Series 2016	5.00%	09/01/28 (a)	500,000	511,421

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016	5.00%	09/01/30 (a)	100,000	102,247
Refunding GO Bonds Series 2016	2.50%	09/01/32 (a)	25,000	23,933
Refunding GO Bonds Series 2016	4.00%	09/01/32 (a)	50,000	50,437
Refunding GO Bonds Series 2016	5.00%	09/01/32 (a)	40,000	40,826
Refunding GO Bonds Series 2016	3.00%	09/01/33 (a)	155,000	154,966
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	200,000	200,758
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	100,000	100,379
Refunding GO Bonds Series 2016	4.00%	09/01/35 (a)	70,000	70,241
Refunding GO Bonds Series 2016	5.00%	09/01/35 (a)	45,000	45,773
Refunding GO Bonds Series 2016	4.00%	09/01/36 (a)	200,000	200,592
Refunding GO Bonds Series 2016	5.00%	09/01/36 (a)	20,000	20,318
Refunding GO Bonds Series 2017	5.00%	08/01/26	200,000	204,510
Refunding GO Bonds Series 2017	5.00%	11/01/26	125,000	128,631
Refunding GO Bonds Series 2017	5.00%	08/01/27 (a)	200,000	204,535
Refunding GO Bonds Series 2017	5.00%	11/01/27	15,000	15,838
Refunding GO Bonds Series 2017	5.00%	08/01/28 (a)	40,000	40,832
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	25,000	26,415
Refunding GO Bonds Series 2017	5.00%	08/01/29 (a)	80,000	81,657
Refunding GO Bonds Series 2017	5.00%	11/01/29 (a)	100,000	105,639
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	150,000	157,084
Refunding GO Bonds Series 2017	5.00%	11/01/30 (a)	25,000	26,331
Refunding GO Bonds Series 2017	4.00%	08/01/34 (a)	125,000	125,440
Refunding GO Bonds Series 2017	4.00%	11/01/34 (a)	90,000	91,538
Refunding GO Bonds Series 2017	4.00%	08/01/35 (a)	750,000	752,409
Refunding GO Bonds Series 2017	5.00%	08/01/35 (a)	125,000	129,557
Refunding GO Bonds Series 2017	4.00%	11/01/35 (a)	165,000	167,054
Refunding GO Bonds Series 2017	4.00%	08/01/36 (a)	200,000	200,553
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	30,000	30,437
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	200,000	206,731
Refunding GO Bonds Series 2018	5.00%	10/01/25	80,000	80,000
Refunding GO Bonds Series 2018	5.00%	08/01/26	3,390,000	3,466,451
Refunding GO Bonds Series 2018	5.00%	08/01/27	60,000	62,962
Refunding GO Bonds Series 2018	5.00%	08/01/28	25,000	26,853
Refunding GO Bonds Series 2018	5.00%	10/01/29 (a)	70,000	70,866
Refunding GO Bonds Series 2019	5.00%	10/01/25	250,000	250,000
Refunding GO Bonds Series 2019	5.00%	04/01/26	270,000	273,572
Refunding GO Bonds Series 2019	5.00%	10/01/26	765,000	785,638
Refunding GO Bonds Series 2019	5.00%	10/01/27	70,000	73,774
Refunding GO Bonds Series 2019	5.00%	04/01/28	125,000	133,213
Refunding GO Bonds Series 2019	5.00%	10/01/28	625,000	673,955
Refunding GO Bonds Series 2019	5.00%	04/01/29	500,000	545,183
Refunding GO Bonds Series 2019	5.00%	04/01/29	95,000	103,585
Refunding GO Bonds Series 2019	5.00%	10/01/29	60,000	66,151
Refunding GO Bonds Series 2019	5.00%	04/01/30	100,000	111,418
Refunding GO Bonds Series 2019	5.00%	04/01/31	100,000	113,305
Refunding GO Bonds Series 2019	5.00%	04/01/31 (a)	130,000	141,131
Refunding GO Bonds Series 2019	5.00%	10/01/31 (a)	100,000	109,496
Refunding GO Bonds Series 2019	5.00%	04/01/32 (a)	150,000	162,215
Refunding GO Bonds Series 2019	5.00%	04/01/32	2,095,000	2,404,315
Refunding GO Bonds Series 2019	3.00%	10/01/34 (a)	180,000	177,855
Refunding GO Bonds Series 2019	4.00%	10/01/34 (a)	4,880,000	5,082,645

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2019	3.13%	04/01/35 (a)	75,000	74,460
Refunding GO Bonds Series 2019	5.00%	04/01/36 (a)	200,000	212,714
Refunding GO Bonds Series 2019	3.00%	10/01/36 (a)	200,000	190,220
Refunding GO Bonds Series 2019	5.00%	11/01/36 (a)	95,000	100,071
Refunding GO Bonds Series 2019	5.00%	04/01/37 (a)	190,000	201,346
Refunding GO Bonds Series 2019	3.00%	10/01/37 (a)	490,000	456,676
Refunding GO Bonds Series 2019	5.00%	11/01/39 (a)	5,000,000	5,210,699
Refunding GO Bonds Series 2020	5.00%	11/01/27	1,100,000	1,161,462
Refunding GO Bonds Series 2020	5.00%	11/01/28	330,000	356,528
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	66,268
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	66,268
Refunding GO Bonds Series 2020	5.00%	11/01/30	535,000	602,963
Refunding GO Bonds Series 2020	5.00%	11/01/32 (a)	70,000	77,966
Refunding GO Bonds Series 2020	5.00%	03/01/33 (a)	200,000	219,827
Refunding GO Bonds Series 2020	4.00%	03/01/37 (a)	2,310,000	2,364,210
Refunding GO Bonds Series 2020	4.00%	11/01/37 (a)	150,000	153,523
Refunding GO Bonds Series 2020	4.00%	11/01/38 (a)	80,000	81,407
Refunding GO Bonds Series 2020	3.00%	11/01/40 (a)	100,000	87,349
Refunding GO Bonds Series 2020	4.00%	11/01/40 (a)	70,000	70,676
Refunding GO Bonds Series 2021	5.00%	12/01/26	500,000	515,671
Refunding GO Bonds Series 2021	5.00%	09/01/27	20,000	21,035
Refunding GO Bonds Series 2021	4.00%	10/01/27	1,215,000	1,256,872
Refunding GO Bonds Series 2021	5.00%	10/01/27	150,000	158,088
Refunding GO Bonds Series 2021	5.00%	12/01/27	220,000	232,768
Refunding GO Bonds Series 2021	5.00%	10/01/28	5,000,000	5,391,641
Refunding GO Bonds Series 2021	5.00%	12/01/28	50,000	54,122
Refunding GO Bonds Series 2021	5.00%	10/01/29	2,065,000	2,276,705
Refunding GO Bonds Series 2021	5.00%	12/01/31	100,000	114,314
Refunding GO Bonds Series 2021	5.00%	09/01/32 (a)	90,000	101,907
Refunding GO Bonds Series 2021	5.00%	10/01/37 (a)	60,000	65,649
Refunding GO Bonds Series 2021	5.00%	09/01/41 (a)	350,000	374,129
Refunding GO Bonds Series 2021	4.00%	10/01/41 (a)	255,000	256,356
Refunding GO Bonds Series 2022	4.00%	09/01/26	75,000	76,181
Refunding GO Bonds Series 2022	4.00%	09/01/27	125,000	129,135
Refunding GO Bonds Series 2022	4.00%	11/01/29	1,000,000	1,064,099
Refunding GO Bonds Series 2022	5.00%	11/01/30	50,000	56,352
Refunding GO Bonds Series 2022	5.00%	11/01/31	50,000	57,099
Refunding GO Bonds Series 2022	5.00%	11/01/32	100,000	115,464
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	250,000	280,843
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	100,000	105,834
Refunding GO Bonds Series 2022	5.00%	09/01/35 (a)	150,000	168,987
Refunding GO Bonds Series 2022	5.00%	04/01/37 (a)	50,000	55,264
Refunding GO Bonds Series 2022	4.00%	04/01/42 (a)	200,000	199,575
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	300,000	306,768
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	100,000	106,808
Refunding GO Bonds Series 2022	5.00%	09/01/42 (a)	155,000	166,140
Refunding GO Bonds Series 2022 A	5.00%	11/01/26	150,000	154,358
Refunding GO Bonds Series 2022 C	5.00%	11/01/37 (a)	335,000	371,344
Refunding GO Bonds Series 2022 C	5.00%	11/01/42 (a)	335,000	359,583
Refunding GO Bonds Series 2023	5.00%	09/01/26	300,000	307,431
Refunding GO Bonds Series 2023	5.00%	09/01/27	225,000	236,641

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023	5.00%	09/01/27	150,000	157,761
Refunding GO Bonds Series 2023	5.00%	10/01/27	25,000	26,348
Refunding GO Bonds Series 2023	5.00%	09/01/29	100,000	110,049
Refunding GO Bonds Series 2023	5.00%	09/01/29	175,000	192,586
Refunding GO Bonds Series 2023	5.00%	10/01/29	200,000	220,504
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	940,000	1,058,217
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	100,000	103,872
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	405,000	437,069
Refunding GO Bonds Series 2023	4.00%	09/01/43 (a)	745,000	737,875
Refunding GO Bonds Series 2023	5.00%	09/01/43 (a)	195,000	210,096
Refunding GO Bonds Series 2023 B	5.00%	09/01/31	5,200,000	5,925,671
Refunding GO Bonds Series 2023 B	5.00%	09/01/32	1,000,000	1,152,757
Refunding GO Bonds Series 2024	5.00%	08/01/27	10,000	10,494
Refunding GO Bonds Series 2024	5.00%	08/01/29	70,000	76,892
Refunding GO Bonds Series 2024	5.00%	08/01/29	500,000	549,229
Refunding GO Bonds Series 2024	5.00%	08/01/30	200,000	224,356
Refunding GO Bonds Series 2024	5.00%	08/01/31	40,000	45,531
Refunding GO Bonds Series 2024	5.00%	08/01/31	250,000	284,568
Refunding GO Bonds Series 2024	5.00%	08/01/32	60,000	69,105
Refunding GO Bonds Series 2024	5.00%	08/01/32	3,000,000	3,455,270
Refunding GO Bonds Series 2024	5.00%	09/01/32	500,000	576,378
Refunding GO Bonds Series 2024	5.00%	08/01/33	45,000	52,392
Refunding GO Bonds Series 2024	5.00%	09/01/33	5,100,000	5,941,639
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	100,000	115,832
Refunding GO Bonds Series 2024	5.00%	09/01/37 (a)	255,000	287,653
Refunding GO Bonds Series 2024	5.00%	08/01/39 (a)	100,000	111,897
Refunding GO Bonds Series 2024	5.00%	09/01/43 (a)	500,000	540,782
Refunding GO Bonds Series 2024	5.00%	08/01/44 (a)	250,000	268,836
Refunding GO Bonds Series 2025	5.00%	03/01/27	355,000	368,452
Refunding GO Bonds Series 2025	5.00%	03/01/28	5,000,000	5,317,827
Refunding GO Bonds Series 2025	5.00%	03/01/32	1,000,000	1,146,535
Refunding GO Bonds Series 2025	5.00%	03/01/33	250,000	290,075
Refunding GO Bonds Series 2025	5.00%	03/01/35	250,000	293,170
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	1,000,000	1,146,866
Refunding GO Bonds Series 2025	4.13%	03/01/45 (a)	3,600,000	3,595,494
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	350,000	376,822
State of California Department of Water Resources
RB Series 2019 BA	5.00%	12/01/34 (a)	55,000	59,489
RB Series 2025 BG	5.00%	12/01/33	150,000	179,333
Refunding RB Series 2016 AW	5.00%	12/01/28 (a)	25,000	25,813
Refunding RB Series 2016 AW	5.00%	12/01/30 (a)	100,000	103,102
Refunding RB Series 2016 AW	4.00%	12/01/35 (a)	50,000	50,392
Refunding RB Series 2017 AX	5.00%	12/01/27	55,000	58,590
Refunding RB Series 2020 BB	5.00%	12/01/26	25,000	25,854
Refunding RB Series 2020 BB	5.00%	12/01/32 (a)	200,000	226,910
Refunding RB Series 2020 BB	5.00%	12/01/33 (a)	45,000	50,772
Refunding RB Series 2020 BB	5.00%	12/01/34 (a)	8,940,000	10,003,663
Refunding RB Series 2020 BB	5.00%	12/01/35 (a)	75,000	83,203
Refunding RB Series 2022 BF	5.00%	12/01/31	75,000	87,603
Refunding RB Series 2022 BF	5.00%	12/01/32	100,000	118,277
Refunding RB Series 2022 BF	5.00%	12/01/34 (a)	70,000	81,274

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sunnyvale Financing Authority
RB Series 2020	4.00%	04/01/50 (a)	250,000	235,478
Sweetwater Union High School District
GO Bonds Series 2022 A-1	5.00%	08/01/52 (a)	375,000	393,999
Twin Rivers Unified School District
Refunding GO Bonds Series 2016	4.56%	08/01/41 (a)(c)(d)	390,000	183,293
University of California
RB Series 2016 K	5.00%	05/15/35 (a)	10,000	10,106
RB Series 2016 K	4.00%	05/15/36 (a)	300,000	301,261
RB Series 2016 K	4.00%	05/15/46 (a)	50,000	47,586
RB Series 2017 AV	5.25%	05/15/42 (a)	150,000	153,057
RB Series 2017 M	5.00%	05/15/32 (a)	150,000	155,731
RB Series 2017 M	5.00%	05/15/35 (a)	90,000	92,883
RB Series 2017 M	5.00%	05/15/42 (a)	165,000	167,617
RB Series 2017 M	4.00%	05/15/47 (a)	50,000	46,725
RB Series 2022 BK	5.00%	05/15/52 (a)	1,730,000	1,803,913
RB Series 2023 BQ	5.00%	05/15/29	5,040,000	5,560,251
RB Series 2023 BQ	5.00%	05/15/31	50,000	57,315
RB Series 2023 BQ	5.00%	05/15/33	110,000	129,683
RB Series 2023 BQ	5.00%	05/15/35 (a)	110,000	127,478
RB Series 2024 BT	5.00%	05/15/26	85,000	86,388
RB Series 2024 BX	5.00%	05/15/31	85,000	97,435
RB Series 2025 CA	5.00%	05/15/36 (a)	45,000	52,896
RB Series 2025 CB	5.00%	05/15/40 (a)	3,500,000	3,941,249
RB Series 2025 CC	5.00%	05/15/38 (a)	250,000	286,862
RB Series 2025 CC	5.00%	05/15/39 (a)	250,000	284,237
RB Series 2025 CC	5.00%	05/15/45 (a)	1,550,000	1,681,203
RB Series 2025 CC	5.00%	05/15/53 (a)	350,000	372,732
Refunding RB Series 2017 AY	5.00%	05/15/27	75,000	78,504
Refunding RB Series 2017 AY	5.00%	05/15/30 (a)	125,000	130,389
Refunding RB Series 2017 AY	5.00%	05/15/31 (a)	50,000	52,090
Refunding RB Series 2017 AY	5.00%	05/15/36 (a)	25,000	25,742
Refunding RB Series 2018 AZ	5.00%	05/15/33 (a)	200,000	211,641
Refunding RB Series 2018 AZ	5.00%	05/15/34 (a)	200,000	210,690
Refunding RB Series 2018 AZ	5.00%	05/15/35 (a)	140,000	146,894
Refunding RB Series 2018 AZ	5.00%	05/15/37 (a)	40,000	41,694
Refunding RB Series 2018 AZ	5.00%	05/15/43 (a)	170,000	173,948
Refunding RB Series 2018 AZ	4.00%	05/15/48 (a)	2,000,000	1,842,977
Refunding RB Series 2018 O	4.00%	05/15/48 (a)	155,000	142,361
Refunding RB Series 2018 O	5.00%	05/15/58 (a)	745,000	752,184
Refunding RB Series 2020 BE	5.00%	05/15/34 (a)	40,000	44,213
Refunding RB Series 2020 BE	5.00%	05/15/41 (a)	100,000	105,945
Refunding RB Series 2020 BE	4.00%	05/15/47 (a)	4,250,000	3,978,127
Refunding RB Series 2020 BE	4.00%	05/15/50 (a)	1,000,000	919,422
Refunding RB Series 2021 BH	4.00%	05/15/46 (a)	25,000	23,515
Refunding RB Series 2021 BH	4.00%	05/15/51 (a)	175,000	160,083
Refunding RB Series 2021 Q	5.00%	05/15/34 (a)	75,000	84,490
Refunding RB Series 2021 Q	4.00%	05/15/51 (a)	165,000	149,635
Refunding RB Series 2023 BM	5.00%	05/15/32	30,000	34,992
Refunding RB Series 2023 BN	5.00%	05/15/26	65,000	66,061
Refunding RB Series 2023 BN	5.00%	05/15/28	660,000	709,939

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 BN	5.00%	05/15/33	1,325,000	1,562,094
Refunding RB Series 2023 BN	5.00%	05/15/36 (a)	100,000	114,287
Refunding RB Series 2023 BN	5.00%	05/15/37 (a)	340,000	384,288
Refunding RB Series 2023 BN	5.00%	05/15/43 (a)	1,560,000	1,682,220
Refunding RB Series 2024 BS	5.00%	05/15/28	75,000	80,675
Refunding RB Series 2024 BS	5.00%	05/15/29	35,000	38,613
Refunding RB Series 2024 BS	5.00%	05/15/32	55,000	64,152
Refunding RB Series 2024 BS	5.00%	05/15/34	3,115,000	3,702,771
Refunding RB Series 2024 BS	5.00%	05/15/37 (a)	2,400,000	2,748,522
Refunding RB Series 2024 BS	5.00%	05/15/39 (a)	235,000	264,293
Refunding RB Series 2024 BS	5.00%	05/15/43 (a)	65,000	70,659
Refunding RB Series 2024 BS	5.00%	05/15/44 (a)	255,000	275,569
Refunding RB Series 2024 BV	5.00%	05/15/35 (a)	200,000	235,489
Refunding RB Series 2024 BV	5.00%	05/15/40 (a)	495,000	551,832
Refunding RB Series 2024 BV	5.00%	05/15/41 (a)	200,000	221,031
Refunding RB Series 2024 BV	5.00%	05/15/45 (a)	175,000	188,519
Refunding RB Series 2024 BW	5.00%	05/15/29	15,000	16,548
Refunding RB Series 2024 BW	5.00%	05/15/31	10,000	11,463
Refunding RB Series 2024 BW	5.00%	05/15/33	125,000	147,367
Refunding RB Series 2024 BW	5.00%	05/15/35 (a)	145,000	170,729
Refunding RB Series 2024 BW	5.00%	05/15/54 (a)	150,000	158,787
Refunding RB Series 2025 BZ	5.00%	05/15/29	250,000	275,806
Refunding RB Series 2025 BZ	5.00%	05/15/30	25,000	28,240
Refunding RB Series 2025 BZ	5.00%	05/15/34	250,000	297,173
Refunding RB Series 2025 BZ	5.00%	05/15/38 (a)	3,000,000	3,442,343
Refunding RB Series 2025 BZ	5.25%	05/15/40 (a)	260,000	298,521
Ventura County Community College District
Refunding GO Bonds Series 2015	3.13%	08/01/31 (a)	200,000	200,035
Washington Township Health Care District
GO Bonds Series 2015 B	4.00%	08/01/45 (a)	50,000	47,060
GO Bonds Series 2023 B	5.25%	08/01/48 (a)	250,000	270,068
GO Bonds Series 2023 B	5.50%	08/01/53 (a)	645,000	696,368
West Contra Costa Unified School District
GO Bonds Series 2024 B	5.00%	08/01/54 (a)(c)	375,000	389,590
William S Hart Union High School District
GO Bonds Series 2013 C	3.50%	08/01/38 (a)	195,000	189,177
				409,989,804
COLORADO 1.2%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2021 A	5.00%	12/01/29 (c)	65,000	71,807
GO Bonds Series 2025	5.50%	12/01/26 (c)	2,000,000	2,071,774
GO Bonds Series 2025	5.50%	12/01/37 (a)(c)	1,000,000	1,190,293
Refunding GO Bonds Series 2017 A	5.00%	12/01/31 (a)(c)	50,000	51,171
Adams & Weld Counties School District No. 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (a)(c)	25,000	25,024
GO Bonds Series 2024 A	5.00%	12/01/47 (a)	75,000	78,717
GO Bonds Series 2024 A	5.00%	12/01/48 (a)(c)	150,000	157,017
Adams 12 Five Star Schools
GO Bonds Series 2025	5.00%	12/15/26 (c)	95,000	97,953

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Adams County School District No. 1
GO Bonds Series 2017	5.25%	12/01/40 (a)(c)	20,000	20,254
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2024	5.25%	12/15/44 (a)(c)	2,400,000	2,623,327
Board of Governors of Colorado State University System
Refunding RB Series 2013 A	5.00%	03/01/43 (a)(c)	175,000	192,505
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
GO Bonds Series 2024	5.00%	12/15/26 (c)	100,000	103,145
City & County of Denver
COP Series 2018 A	5.38%	06/01/43 (a)	25,000	25,147
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	130,000	136,203
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	10,000	10,735
Refunding GO Bonds Series 2020 B	5.00%	08/01/29	80,000	87,969
City & County of Denver Airport System Revenue
RB Series 2012 B	4.00%	11/15/43 (a)	1,270,000	1,223,025
Refunding RB Series 2022 C	5.00%	11/15/28	125,000	134,737
Refunding RB Series 2022 C	5.00%	11/15/29	150,000	165,184
City & County of Denver Pledged Excise Tax Revenue
RB Series 2021 A	4.00%	08/01/51 (a)	100,000	90,373
Refunding RB Series 2016 A	5.00%	08/01/42 (a)	150,000	150,748
Refunding RB Series 2016 A	4.00%	08/01/46 (a)	250,000	227,905
City of Aurora Water Revenue
RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	734,793
RB Series 2024	4.00%	08/01/54 (a)	100,000	91,641
City of Colorado Springs Utilities System Revenue
RB Series 2022 B	5.00%	11/15/47 (a)	200,000	207,860
RB Series 2022 B	5.25%	11/15/52 (a)	650,000	684,105
RB Series 2023 A	5.25%	11/15/48 (a)	150,000	159,702
RB Series 2024 A	5.25%	11/15/54 (a)	975,000	1,036,439
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	277,954
Refunding RB Series 2022 A	5.00%	11/15/30	90,000	101,539
City of Westminster Water & Wastewater Utility Revenue
RB Series 2024	5.00%	12/01/54 (a)	100,000	104,533
Colorado Bridge & Tunnel Enterprise
RB Series 2024 A	5.50%	12/01/54 (a)(c)	250,000	269,473
RB Series 2025 A	5.25%	12/01/50 (a)	230,000	244,046
Colorado High Performance Transportation Enterprise
RB C-470 Express Lanes System Series 2017	5.00%	12/31/56 (a)	75,000	73,446
Denver City & County School District No. 1
GO Bonds Series 2017	5.00%	12/01/37 (a)(c)	95,000	96,489
GO Bonds Series 2017	4.00%	12/01/41 (a)(c)	10,000	10,002
GO Bonds Series 2022 A	5.00%	12/01/41 (a)(c)	115,000	122,754
GO Bonds Series 2022 A	5.00%	12/01/45 (a)(c)	200,000	208,698
GO Bonds Series 2025 A	5.00%	12/01/34 (c)	250,000	292,937
GO Bonds Series 2025 A	5.25%	12/01/37 (a)(c)	1,000,000	1,154,589
GO Bonds Series 2025 A	5.25%	12/01/38 (a)(c)	250,000	285,803
GO Bonds Series 2025 A	5.25%	12/01/40 (a)(c)	290,000	326,611
GO Bonds Series 2025 A	5.25%	12/01/42 (a)(c)	230,000	254,141
Refunding GO Bonds Series 2016	4.00%	12/01/26 (a)(c)	10,000	10,024

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
E-470 Public Highway Authority
RB Series 1997 B	3.53%	09/01/26 (c)(d)	50,000	48,789
RB Series 2000 B	3.09%	09/01/30 (c)(d)	320,000	279,884
RB Series 2004 A	2.52%	09/01/27 (c)(d)	1,500,000	1,428,175
RB Series 2004 A	3.54%	09/01/28 (c)(d)	115,000	106,460
Refunding RB Series 2020 A	5.00%	09/01/26	325,000	332,125
El Paso County School District No. 20 Academy
GO Bonds Series 2017	4.00%	12/15/40 (a)(c)	45,000	45,049
Jefferson County School District R-1
GO Bonds Series 2018	5.00%	12/15/34 (a)(c)	145,000	153,728
Metropolitan State University of Denver
RB Series 2025 A	5.00%	12/01/55 (a)(c)	250,000	255,693
Park Creek Metropolitan District
Refunding RB Westerly Creek District Service Area Series 2015 A	5.00%	12/01/45 (a)	150,000	149,898
Regional Transportation District Sales Tax Revenue
RB Series 2016 A	5.00%	11/01/46 (a)	100,000	100,373
Refunding RB Series 2013 A	5.00%	11/01/28 (a)	620,000	669,263
Refunding RB Series 2013 A	5.00%	11/01/29	255,000	281,428
Refunding RB Series 2017 B	5.00%	11/01/34 (a)	295,000	306,217
Refunding RB Series 2021 B	5.00%	11/01/28	100,000	107,946
Refunding RB Series 2021 B	5.00%	11/01/29	155,000	171,064
Refunding RB Series 2021 B	2.00%	11/01/41 (a)	55,000	39,056
Refunding RB Series 2023 A	5.00%	11/01/27	75,000	79,081
Refunding RB Series 2023 A	5.00%	11/01/31	105,000	119,718
Refunding RB Series 2023 A	5.00%	11/01/37 (a)	55,000	61,044
State of Colorado
COP Series 2018 A	5.00%	12/15/29 (a)	30,000	32,289
COP Series 2018 A	4.00%	12/15/36 (a)	1,000,000	1,011,459
COP Series 2018 N	5.00%	03/15/38 (a)	100,000	103,010
COP Series 2019 O	4.00%	03/15/44 (a)	550,000	518,010
COP Series 2020 A	5.00%	12/15/30	50,000	56,274
COP Series 2020 A	5.00%	12/15/32 (a)	100,000	110,617
COP Series 2020 A	5.00%	12/15/33 (a)	35,000	38,504
COP Series 2020 A	4.00%	12/15/35 (a)	150,000	154,142
COP Series 2020 A	3.00%	12/15/36 (a)	300,000	275,604
COP Series 2020 A	4.00%	12/15/38 (a)	15,000	15,111
COP Series 2020 A	4.00%	12/15/39 (a)	190,000	190,094
COP Series 2021 A	5.00%	12/15/33 (a)	135,000	150,887
COP Series 2021 A	5.00%	12/15/34 (a)	85,000	94,393
COP Series 2021 A	4.00%	12/15/38 (a)	40,000	40,391
COP Series 2021 A	4.00%	12/15/39 (a)	25,000	25,028
COP Series 2021 A	4.00%	12/15/40 (a)	150,000	148,700
COP Series 2022	6.00%	12/15/38 (a)	295,000	342,597
COP Series 2022	6.00%	12/15/40 (a)	1,000,000	1,147,738
University of Colorado
Refunding RB Series 2017 A2	4.00%	06/01/43 (a)	100,000	96,753
Refunding RB Series 2024 A	5.00%	10/01/28	2,000,000	2,151,834
Weld County School District No. 6 Greeley
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	191,439
Weld County School District No. RE-2 Eaton
GO Bonds Series 2019	5.00%	12/01/44 (a)(c)	220,000	227,088

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Weld County School District No. RE-4
GO Bonds Series 2023	5.25%	12/01/47 (a)(c)	525,000	558,693
Weld County School District No. Re-5J
GO Bonds Series 2021 5J	4.00%	12/01/45 (a)(c)	200,000	186,680
Westminster Public Schools
GO Bonds Series 2024 A	5.00%	12/01/49 (a)(c)	250,000	262,382
				28,547,300
CONNECTICUT 1.8%
City of New Haven
Refunding GO Bonds Series 2024	5.00%	08/01/31	100,000	112,323
Connecticut State Health & Educational Facilities Authority
RB Yale University Series 1997 S	5.00%	07/01/27	75,000	78,447
RB Yale University Series 1999 U	5.00%	07/01/33	2,065,000	2,402,654
RB Yale University Series 2003 X-2	5.00%	07/01/37 (a)	405,000	458,367
Refunding RB Quinnipiac University Series 2015 L	4.13%	07/01/41 (a)	95,000	93,067
Refunding RB Sacred Heart University, Inc. Series 2017 I-1	5.00%	07/01/42 (a)	100,000	101,138
Refunding RB Yale University Series 2017 B1	5.00%	07/01/29	75,000	82,261
State of Connecticut
GO Bonds Series 2016 A	5.00%	03/15/32 (a)	120,000	121,251
GO Bonds Series 2016 A	4.00%	03/15/36 (a)	50,000	50,064
GO Bonds Series 2016 E	3.00%	10/15/32 (a)	200,000	199,730
GO Bonds Series 2016 E	4.00%	10/15/35 (a)	35,000	35,113
GO Bonds Series 2017 A	5.00%	04/15/27	125,000	129,739
GO Bonds Series 2017 A	5.00%	04/15/33 (a)	50,000	51,637
GO Bonds Series 2019 A	5.00%	04/15/28	90,000	95,726
GO Bonds Series 2019 A	5.00%	04/15/30 (a)	30,000	32,573
GO Bonds Series 2019 A	5.00%	04/15/32 (a)	100,000	107,894
GO Bonds Series 2019 A	5.00%	04/15/33 (a)	275,000	295,630
GO Bonds Series 2019 A	5.00%	04/15/35 (a)	130,000	138,465
GO Bonds Series 2019 A	5.00%	04/15/36 (a)	95,000	100,738
GO Bonds Series 2019 A	4.00%	04/15/38 (a)	150,000	150,366
GO Bonds Series 2019 A	5.00%	04/15/39 (a)	65,000	68,048
GO Bonds Series 2020 A	5.00%	01/15/26	100,000	100,666
GO Bonds Series 2020 A	5.00%	01/15/27	25,000	25,788
GO Bonds Series 2020 A	5.00%	01/15/28	30,000	31,726
GO Bonds Series 2020 A	5.00%	01/15/31 (a)	125,000	137,643
GO Bonds Series 2020 A	4.00%	01/15/34 (a)	100,000	103,870
GO Bonds Series 2020 A	4.00%	01/15/35 (a)	5,680,000	5,841,518
GO Bonds Series 2021 A	4.00%	01/15/29	70,000	73,438
GO Bonds Series 2021 A	4.00%	01/15/30	115,000	122,217
GO Bonds Series 2021 A	4.00%	01/15/31	30,000	32,202
GO Bonds Series 2021 A	3.00%	01/15/35 (a)	125,000	120,071
GO Bonds Series 2021 A	2.00%	01/15/41 (a)	100,000	67,160
GO Bonds Series 2022 A	4.00%	01/15/28	400,000	413,887
GO Bonds Series 2022 A	4.00%	01/15/29	125,000	131,138
GO Bonds Series 2022 A	4.00%	01/15/34 (a)	260,000	273,983
GO Bonds Series 2022 B	4.00%	01/15/36 (a)	25,000	25,773
GO Bonds Series 2022 B	3.00%	01/15/41 (a)	25,000	21,112
GO Bonds Series 2022 E	5.00%	11/15/25	250,000	250,689
GO Bonds Series 2022 E	5.00%	11/15/29	25,000	27,520

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 E	5.00%	11/15/33 (a)	50,000	56,880
GO Bonds Series 2022 F	5.00%	11/15/41 (a)	225,000	241,297
GO Bonds Series 2024 A	5.00%	01/15/30	5,000,000	5,522,572
GO Bonds Series 2024 A	5.00%	01/15/31	250,000	281,186
GO Bonds Series 2024 A	5.00%	01/15/36 (a)	90,000	102,111
GO Bonds Series 2024 B	5.00%	01/15/40 (a)	150,000	164,275
GO Bonds Series 2024 F	5.00%	11/15/29	100,000	110,081
GO Bonds Series 2024 F	5.00%	11/15/36 (a)	1,685,000	1,916,994
GO Bonds Series 2024 G	5.00%	11/15/40 (a)	1,365,000	1,505,858
Refunding GO Bonds Series 2022 D	5.00%	09/15/26	145,000	148,394
Refunding GO Bonds Series 2022 D	5.00%	09/15/27	600,000	628,534
Refunding GO Bonds Series 2022 D	5.00%	09/15/28	30,000	32,209
Refunding GO Bonds Series 2022 G	5.00%	11/15/27	240,000	252,833
Refunding GO Bonds Series 2023 B	5.00%	08/01/26	25,000	25,505
Refunding GO Bonds Series 2023 B	5.00%	08/01/32	100,000	114,568
State of Connecticut Clean Water Fund-State Revolving Fund
RB Series 2019 A	4.00%	02/01/38 (a)	115,000	117,252
State of Connecticut Special Tax Revenue
RB Series 2015 A	5.00%	08/01/27 (a)	25,000	25,044
RB Series 2015 A	5.00%	08/01/28 (a)	15,000	15,030
RB Series 2015 A	5.00%	08/01/33 (a)	70,000	70,101
RB Series 2016 A	5.00%	09/01/26	50,000	51,156
RB Series 2016 A	5.00%	09/01/27 (a)	305,000	312,095
RB Series 2016 A	5.00%	09/01/33 (a)	310,000	315,918
RB Series 2016 A	4.00%	09/01/35 (a)	680,000	682,055
RB Series 2018 A	5.00%	01/01/31 (a)	75,000	79,089
RB Series 2018 A	5.00%	01/01/35 (a)	200,000	208,494
RB Series 2018 A	5.00%	01/01/36 (a)	100,000	103,940
RB Series 2018 A	5.00%	01/01/37 (a)	2,000,000	2,072,921
RB Series 2018 B	5.00%	10/01/25	100,000	100,000
RB Series 2018 B	5.00%	10/01/27	120,000	126,181
RB Series 2018 B	5.00%	10/01/28	30,000	32,259
RB Series 2018 B	5.00%	10/01/31 (a)	500,000	535,447
RB Series 2018 B	5.00%	10/01/34 (a)	250,000	264,293
RB Series 2018 B	5.00%	10/01/36 (a)	1,000,000	1,049,134
RB Series 2020 A	5.00%	05/01/26	325,000	329,657
RB Series 2020 A	5.00%	05/01/27	250,000	260,117
RB Series 2020 A	5.00%	05/01/28	200,000	213,041
RB Series 2020 A	5.00%	05/01/31 (a)	270,000	299,297
RB Series 2020 A	5.00%	05/01/32 (a)	200,000	220,580
RB Series 2020 A	5.00%	05/01/34 (a)	430,000	468,998
RB Series 2020 A	4.00%	05/01/36 (a)	70,000	71,459
RB Series 2021 A	5.00%	05/01/28	100,000	106,521
RB Series 2021 A	5.00%	05/01/29	160,000	174,263
RB Series 2021 A	5.00%	05/01/30	265,000	294,663
RB Series 2021 A	5.00%	05/01/31	60,000	67,828
RB Series 2021 A	5.00%	05/01/33 (a)	240,000	267,690
RB Series 2021 A	5.00%	05/01/34 (a)	450,000	499,032
RB Series 2021 A	5.00%	05/01/35 (a)	215,000	236,936
RB Series 2021 A	4.00%	05/01/36 (a)	95,000	97,371
RB Series 2021 A	4.00%	05/01/37 (a)	255,000	259,719

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 A	5.00%	05/01/41 (a)	250,000	265,054
RB Series 2021 D	5.00%	11/01/33 (a)	55,000	61,608
RB Series 2021 D	5.00%	11/01/34 (a)	250,000	278,418
RB Series 2021 D	4.00%	11/01/39 (a)	250,000	251,280
RB Series 2021 D	4.00%	11/01/40 (a)	1,000,000	1,000,498
RB Series 2022 A	5.00%	07/01/26	25,000	25,467
RB Series 2022 A	5.00%	07/01/27	50,000	52,211
RB Series 2022 A	5.00%	07/01/28	200,000	213,848
RB Series 2022 A	5.00%	07/01/29	125,000	136,630
RB Series 2022 A	5.00%	07/01/30	1,000,000	1,115,587
RB Series 2022 A	5.00%	07/01/32	720,000	825,172
RB Series 2022 A	5.00%	07/01/35 (a)	25,000	28,168
RB Series 2022 A	5.00%	07/01/36 (a)	125,000	139,759
RB Series 2022 A	5.00%	07/01/38 (a)	80,000	87,922
RB Series 2023 A	5.00%	07/01/29	250,000	273,260
RB Series 2023 A	5.00%	07/01/30	250,000	278,897
RB Series 2023 A	5.00%	07/01/32	105,000	120,338
RB Series 2023 A	5.00%	07/01/37 (a)	750,000	841,736
RB Series 2023 A	5.25%	07/01/41 (a)	340,000	375,151
RB Series 2023 A	5.25%	07/01/43 (a)	245,000	265,898
RB Series 2024 A-1	5.00%	07/01/28	250,000	267,310
RB Series 2024 A-1	5.00%	07/01/29	350,000	382,564
RB Series 2024 A-2	5.00%	07/01/32	145,000	166,181
RB Series 2024 A-2	5.00%	07/01/43 (a)	250,000	268,046
RB Series 2024A-2	5.00%	07/01/38 (a)	250,000	279,525
Refunding RB Series 2022 B	5.00%	07/01/27	520,000	542,989
Refunding RB Series 2023 B	5.00%	07/01/28	250,000	267,310
Refunding RB Series 2023 B	5.00%	07/01/29	50,000	54,652
Refunding RB Series 2023 B	5.00%	07/01/30	50,000	55,779
Refunding RB Series 2023 B	5.00%	07/01/31	250,000	283,241
				43,041,009
DELAWARE 0.1%
Delaware River & Bay Authority
Refunding RB Series 2019	4.00%	01/01/44 (a)	100,000	96,361
Delaware Transportation Authority
RB U.S. 301 Project Revenue Series 2015	5.00%	06/01/55 (a)	100,000	99,998
Refunding RB Series 2020 0	5.00%	07/01/30	75,000	84,027
State of Delaware
Refunding GO Bonds Series 2017 A	5.00%	01/01/28	2,025,000	2,145,989
Refunding GO Bonds Series 2022	5.00%	03/01/29	125,000	136,124
				2,562,499
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2015 A	4.00%	06/01/40 (a)	125,000	124,114
GO Bonds Series 2016 A	5.00%	06/01/41 (a)	35,000	35,103
GO Bonds Series 2017 D	5.00%	06/01/35 (a)	20,000	20,640
GO Bonds Series 2019 A	5.00%	10/15/26	275,000	282,168
GO Bonds Series 2019 A	5.00%	10/15/28	250,000	269,364
GO Bonds Series 2019 A	5.00%	10/15/29 (a)	25,000	27,207

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	10/15/30 (a)	155,000	168,532
GO Bonds Series 2019 A	5.00%	10/15/33 (a)	150,000	160,999
GO Bonds Series 2019 A	5.00%	10/15/34 (a)	140,000	149,677
GO Bonds Series 2019 A	5.00%	10/15/35 (a)	50,000	53,230
GO Bonds Series 2019 A	5.00%	10/15/36 (a)	275,000	291,311
GO Bonds Series 2019 A	4.00%	10/15/39 (a)	500,000	496,893
GO Bonds Series 2019 A	5.00%	10/15/44 (a)	240,000	245,522
GO Bonds Series 2023 A	5.00%	01/01/45 (a)	200,000	209,731
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	1,050,000	1,116,537
GO Bonds Series 2024 A	5.00%	08/01/49 (a)	370,000	386,230
GO Bonds Series 2024 B	5.00%	08/01/30	250,000	279,475
GO Bonds Series 2024 B	5.00%	08/01/33	20,000	23,102
GO Bonds Series 2024 B	5.00%	08/01/35 (a)	295,000	339,229
RB Series 2020	5.00%	12/01/34 (a)	150,000	161,490
Refunding GO Bonds Series 2017 A	5.00%	06/01/34 (a)	75,000	77,554
Refunding GO Bonds Series 2017 A	5.00%	06/01/36 (a)	150,000	154,417
Refunding GO Bonds Series 2017 A	4.00%	06/01/37 (a)	90,000	90,320
Refunding GO Bonds Series 2021 E	5.00%	02/01/35 (a)	130,000	142,698
Refunding GO Bonds Series 2021 E	4.00%	02/01/37 (a)	125,000	127,495
Refunding GO Bonds Series 2023 B	5.00%	06/01/26	25,000	25,407
Refunding GO Bonds Series 2023 B	5.00%	06/01/28	45,000	48,073
Refunding GO Bonds Series 2023 B	5.00%	06/01/29	250,000	272,865
Refunding GO Bonds Series 2024 C	5.00%	12/01/27	280,000	295,701
Refunding GO Bonds Series 2024 C	5.00%	12/01/28	1,450,000	1,566,779
Refunding RB Georgetown University Series 2017	5.00%	04/01/30 (a)	250,000	258,234
Refunding RB Georgetown University Series 2017	5.00%	04/01/32 (a)	75,000	77,320
Refunding RB Georgetown University Series 2017	5.00%	04/01/34 (a)	250,000	256,897
Refunding RB Georgetown University Series 2017	5.00%	04/01/35 (a)	70,000	71,776
District of Columbia Income Tax Revenue
RB Series 2019 A	5.00%	03/01/30 (a)	345,000	378,603
RB Series 2019 A	5.00%	03/01/32 (a)	25,000	27,188
RB Series 2019 A	5.00%	03/01/33 (a)	375,000	406,224
RB Series 2019 A	5.00%	03/01/34 (a)	300,000	323,649
RB Series 2019 A	5.00%	03/01/35 (a)	135,000	144,977
RB Series 2019 A	4.00%	03/01/37 (a)	130,000	131,679
RB Series 2019 A	4.00%	03/01/39 (a)	1,000,000	1,003,620
RB Series 2019 A	4.00%	03/01/40 (a)	105,000	104,223
RB Series 2019 A	4.00%	03/01/44 (a)	200,000	191,621
RB Series 2020 A	5.00%	03/01/35 (a)	255,000	276,097
RB Series 2020 A	5.00%	03/01/36 (a)	30,000	32,292
RB Series 2020 A	5.00%	03/01/37 (a)	150,000	160,418
RB Series 2020 A	5.00%	03/01/39 (a)	295,000	311,085
RB Series 2020 C	5.00%	05/01/45 (a)	25,000	25,699
RB Series 2022 A	5.00%	07/01/40 (a)	250,000	267,079
RB Series 2022 A	5.00%	07/01/41 (a)	305,000	323,261
RB Series 2022 A	5.00%	07/01/47 (a)	2,500,000	2,590,981
RB Series 2023 A	5.00%	05/01/38 (a)	305,000	335,426
RB Series 2023 A	5.00%	05/01/41 (a)	265,000	283,850
RB Series 2023 A	5.25%	05/01/48 (a)	300,000	317,400
RB Series 2023 C	5.00%	10/01/32	400,000	459,015
Refunding RB Series 2019 C	5.00%	10/01/25	70,000	70,000

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2019 C	5.00%	10/01/26	395,000	404,983
Refunding RB Series 2019 C	5.00%	10/01/28	305,000	328,338
Refunding RB Series 2020 B	5.00%	10/01/26	180,000	184,549
Refunding RB Series 2020 B	5.00%	10/01/28	210,000	226,069
Refunding RB Series 2020 B	5.00%	10/01/30	45,000	50,470
Refunding RB Series 2022 C	5.00%	12/01/25	50,000	50,201
Refunding RB Series 2022 C	5.00%	12/01/27	195,000	205,935
Refunding RB Series 2022 C	5.00%	12/01/29	50,000	55,153
Refunding RB Series 2022 C	5.00%	12/01/32	100,000	114,918
Refunding RB Series 2022 C	5.00%	12/01/34 (a)	50,000	56,582
Refunding RB Series 2022 C	5.00%	12/01/36 (a)	75,000	83,180
Refunding RB Series 2024 A	5.00%	10/01/30	660,000	740,230
Refunding RB Series 2024 A	5.00%	10/01/34	125,000	145,414
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	505,000	574,443
Refunding RB Series 2025 A	5.00%	06/01/33	330,000	380,733
Refunding RB Series 2025 A	5.00%	06/01/50 (a)	2,000,000	2,090,437
District of Columbia Water & Sewer Authority
RB Series 2017 A	5.00%	10/01/52 (a)	85,000	85,620
RB Series 2018 A	5.00%	10/01/49 (a)	100,000	101,409
RB Series 2018 B	5.00%	10/01/43 (a)	30,000	30,617
RB Series 2018 B	5.00%	10/01/49 (a)	100,000	101,409
RB Series 2019 A	5.00%	10/01/44 (a)	175,000	179,203
Refunding RB Series 2024 A	5.00%	10/01/33	5,350,000	6,191,002
Refunding RB Series 2024 A	5.00%	10/01/34	345,000	401,639
Refunding RB Series 2024 A	5.00%	10/01/35 (a)	250,000	287,610
Refunding RB Series 2024 A	5.00%	10/01/38 (a)	215,000	239,208
Refunding RB Series 2024 A	5.00%	10/01/39 (a)	145,000	160,082
Metropolitan Washington Airports Authority Aviation Revenue
RB Series 2009 D2	3.90%	10/01/39 (a)(c)(f)	950,000	950,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB Series 2009	3.36%	10/01/30 (c)(d)	80,000	69,018
RB Series 2009	3.34%	10/01/31 (c)(d)	100,000	83,042
RB Series 2009	3.15%	10/01/32 (c)(d)	90,000	71,696
RB Series 2009	3.65%	10/01/35 (c)(d)	50,000	34,471
RB Series 2010 A	4.57%	10/01/37 (d)	255,000	146,809
Refunding RB Series 2019 B	4.00%	10/01/44 (a)	535,000	483,327
Refunding RB Series 2019 B	5.00%	10/01/47 (a)	500,000	504,357
Refunding RB Series 2019 B	4.00%	10/01/49 (a)	575,000	501,802
Refunding RB Series 2019 B	3.00%	10/01/50 (a)(c)	80,000	57,665
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	600,000	533,453
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	95,000	80,984
Refunding RB Series 2022 A	4.00%	10/01/52 (a)(c)	730,000	650,181
Washington Convention & Sports Authority
Refunding RB Series 2018 A	5.00%	10/01/26	285,000	291,037
Refunding RB Series 2018 A	5.00%	10/01/28 (a)	55,000	57,563
Washington Metropolitan Area Transit Authority
RB Series 2017 B	5.00%	07/01/36 (a)	400,000	411,647
RB Series 2017 B	5.00%	07/01/42 (a)	250,000	254,237
Washington Metropolitan Area Transit Authority Dedicated Revenue
RB Series 2020 A	5.00%	07/15/37 (a)	25,000	26,764
RB Series 2020 A	5.00%	07/15/39 (a)	230,000	243,535

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020 A	5.00%	07/15/45 (a)	385,000	396,816
RB Series 2021 A	5.00%	07/15/32 (a)	165,000	184,934
RB Series 2021 A	4.00%	07/15/35 (a)	100,000	102,975
RB Series 2021 A	5.00%	07/15/37 (a)	135,000	146,333
RB Series 2021 A	4.00%	07/15/38 (a)	25,000	25,348
RB Series 2021 A	4.00%	07/15/39 (a)	25,000	25,134
RB Series 2021 A	3.00%	07/15/40 (a)	250,000	211,344
RB Series 2021 A	5.00%	07/15/41 (a)	500,000	529,234
RB Series 2021 A	5.00%	07/15/46 (a)	280,000	288,170
RB Series 2023 A	5.00%	07/15/44 (a)	165,000	173,548
RB Series 2023 A	5.00%	07/15/45 (a)	50,000	52,317
RB Series 2023 A	4.13%	07/15/47 (a)	605,000	569,193
RB Series 2023 A	5.50%	07/15/51 (a)	150,000	159,589
RB Series 2023 A	5.25%	07/15/53 (a)	2,275,000	2,376,680
RB Series 2024 A	5.00%	07/15/56 (a)	65,000	66,842
RB Series 2024 A	5.25%	07/15/59 (a)	495,000	521,182
RB Series 2025 A	5.00%	07/15/60 (a)	1,225,000	1,258,978
				42,480,116
FLORIDA 3.1%
Central Florida Expressway Authority
RB Series 2016 B	4.00%	07/01/33 (a)(b)	5,000,000	5,053,087
RB Series 2016 B	5.00%	07/01/33 (a)(b)	50,000	50,900
RB Series 2016 B	5.00%	07/01/34 (a)(b)	2,000,000	2,035,983
RB Series 2016 B	4.00%	07/01/35 (a)(b)	60,000	60,637
RB Series 2018	5.00%	07/01/48 (a)	100,000	101,511
RB Series 2019 A	5.00%	07/01/44 (a)	150,000	153,977
RB Series 2019 A	3.13%	07/01/49 (a)	315,000	234,414
RB Series 2019 B	5.00%	07/01/44 (a)	115,000	118,049
RB Series 2019 B	5.00%	07/01/49 (a)	75,000	75,985
RB Series 2021 D	5.00%	07/01/35 (a)(c)	265,000	290,643
RB Series 2024 A	5.00%	07/01/54 (a)(c)	205,000	212,287
RB Series 2024 B	5.00%	07/01/34 (c)	645,000	745,038
Refunding RB Series 2016 A	3.25%	07/01/36 (a)	145,000	138,601
Refunding RB Series 2016 B	5.00%	07/01/26	60,000	61,079
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	50,000	50,397
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	130,000	130,940
Refunding RB Series 2016 B	4.00%	07/01/36 (a)	130,000	130,369
Refunding RB Series 2016 B	4.00%	07/01/38 (a)	500,000	500,033
Refunding RB Series 2016 B	4.00%	07/01/39 (a)	25,000	24,769
Refunding RB Series 2016 B	4.00%	07/01/40 (a)	120,000	118,245
Refunding RB Series 2017	4.00%	07/01/41 (a)	250,000	247,216
Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	127,097
Refunding RB Series 2021	5.00%	07/01/26 (c)	200,000	203,779
Refunding RB Series 2021	5.00%	07/01/28 (c)	90,000	96,232
Refunding RB Series 2021	5.00%	07/01/32 (a)(c)	115,000	129,035
Refunding RB Series 2021	5.00%	07/01/33 (a)(c)	85,000	94,392
Refunding RB Series 2021	4.00%	07/01/34 (a)(c)	175,000	183,387
Refunding RB Series 2021	4.00%	07/01/35 (a)(c)	275,000	286,148
Refunding RB Series 2021	4.00%	07/01/39 (a)(c)	35,000	35,212

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Cape Coral Water & Sewer Revenue
Refunding RB Series 2017	5.00%	10/01/39 (a)	250,000	255,994
Refunding Special Assessment Utility Improvement Assessment North 1 West Area Series 2023	5.65%	03/01/54 (a)(c)	200,000	213,153
City of Fort Lauderdale Water & Sewer Revenue
RB Series 2023 A	5.50%	09/01/48 (a)	250,000	270,600
City of Fort Myers Utility System Revenue
Refunding RB Series 2019 A	4.00%	10/01/44 (a)	125,000	119,862
Refunding RB Series 2019 A	4.00%	10/01/49 (a)	150,000	139,239
City of Gainesville Utilities System Revenue
RB Series 2017 A	5.00%	10/01/37 (a)	175,000	180,714
RB Series 2017 A	4.00%	10/01/38 (a)	25,000	25,086
RB Series 2019 A	5.00%	10/01/47 (a)	50,000	50,799
City of Jacksonville
Refunding RB Series 2023 A	5.50%	10/01/53 (a)	30,000	32,053
City of Lakeland Department of Electric Utilities
RB Series 2021	5.00%	10/01/48	100,000	107,353
City of Miami
RB Series 2023 A	5.00%	03/01/48 (a)	1,150,000	1,185,940
RB Series 2024 A	5.50%	01/01/49 (a)	100,000	108,685
City of Miami Beach
RB Series 2015	5.00%	09/01/40 (a)	205,000	205,195
Refunding GO Bonds Series 2019	4.00%	05/01/44 (a)	100,000	96,844
City of Miami Beach Water & Sewer Revenue
Refunding RB Series 2017	5.00%	09/01/47 (a)	250,000	252,422
City of Orlando
RB Contract Tourist Development Tax Revenue Series 2025	5.50%	11/01/55 (a)	250,000	265,631
RB Covenant Revenues Series 2018 B	5.00%	10/01/48 (a)	125,000	126,651
City of Port St. Lucie
Refunding Special Assessment Southwest Annexation Special Assessment District No. 1 Series 2016	3.25%	07/01/45 (a)	150,000	122,797
City of Tampa
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.00%	09/01/45 (a)(d)	300,000	108,668
Refunding RB University of Tampa, Inc. Series 2020 A	4.00%	04/01/50 (a)	100,000	88,836
City of Tampa Water & Wastewater System Revenue
RB Series 2020 A	5.00%	10/01/54 (a)	1,165,000	1,195,907
RB Series 2022 A	5.00%	10/01/52 (a)	25,000	25,953
RB Series 2022 A	5.25%	10/01/57 (a)	200,000	210,107
RB Series 2024	5.00%	10/01/47 (a)	100,000	105,959
County of Broward Airport System Revenue
RB Series 2012 Q-1	4.00%	10/01/42 (a)	140,000	132,418
County of Broward Convention Center Hotel Revenue
RB Series 2022	5.00%	01/01/47 (a)	125,000	129,363
County of Broward Tourist Development Tax Revenue
RB Series 2021	4.00%	09/01/47 (a)	100,000	89,258
RB Series 2021	4.00%	09/01/51 (a)	250,000	219,178
County of Broward Water & Sewer Utility Revenue
RB Series 2019 A	5.00%	10/01/39 (a)	125,000	131,396
RB Series 2019 A	5.00%	10/01/40 (a)	50,000	52,341
County of Hillsborough
RB Series 2021	3.00%	08/01/46 (a)	50,000	38,898
RB Series 2021	2.25%	08/01/51 (a)	160,000	99,246

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Manatee
RB Series 2023	5.25%	10/01/48 (a)	485,000	517,455
Refunding RB Series 2022	4.00%	10/01/52 (a)	150,000	137,640
County of Miami-Dade
GO Bonds Series 2014 A	3.75%	07/01/42 (a)	515,000	481,460
GO Bonds Series 2014 A	4.00%	07/01/42 (a)	250,000	246,636
RB Series 2009 C	4.76%	10/01/44 (c)(d)	750,000	305,847
RB Series 2023 A	5.00%	04/01/48 (a)	250,000	258,382
Refunding GO Bonds Series 2016 A	5.00%	07/01/38 (a)	205,000	206,311
Refunding RB Series 2009 A	6.88%	10/01/34 (a)(c)	240,000	274,681
Refunding RB Series 2016	4.00%	10/01/39 (a)	325,000	318,018
Refunding RB Series 2016	4.00%	10/01/40 (a)	175,000	174,042
County of Miami-Dade Aviation Revenue
RB Series 2025 B	5.25%	10/01/55 (a)	1,000,000	1,049,472
Refunding RB Series 2015 B	5.00%	10/01/26 (a)	75,000	75,138
Refunding RB Series 2016	5.00%	10/01/28 (a)	50,000	51,145
County of Miami-Dade Seaport Department
Refunding RB Series 2021 A-2	4.00%	10/01/49 (a)(c)	450,000	412,790
Refunding RB Series 2021 A-2	3.00%	10/01/50 (a)(c)	100,000	74,723
Refunding RB Series 2021 B-2	4.00%	10/01/43 (a)	125,000	120,096
County of Miami-Dade Transit System
RB Series 2018	4.00%	07/01/48 (a)	500,000	462,034
RB Series 2022	5.00%	07/01/46 (a)	75,000	77,371
RB Series 2022	5.00%	07/01/48 (a)	250,000	257,222
RB Series 2022	5.00%	07/01/49 (a)	305,000	313,547
RB Series 2022	5.00%	07/01/51 (a)	390,000	400,638
RB Series 2022	5.00%	07/01/52 (a)	350,000	359,261
Refunding RB Series 2017	4.00%	07/01/38 (a)	180,000	179,740
County of Miami-Dade Water & Sewer System Revenue
RB Series 2017 A	4.00%	10/01/44 (a)	300,000	285,796
RB Series 2017 A	3.38%	10/01/47 (a)	40,000	32,019
RB Series 2017 A	4.00%	10/01/47 (a)	20,000	18,498
RB Series 2019 B	3.00%	10/01/49 (a)	250,000	181,395
RB Series 2019 B	4.00%	10/01/49 (a)	695,000	636,456
RB Series 2021	5.00%	10/01/27	75,000	78,833
RB Series 2021	4.00%	10/01/39 (a)	100,000	100,715
RB Series 2021	4.00%	10/01/41 (a)	250,000	247,321
RB Series 2021	4.00%	10/01/42 (a)	405,000	396,292
RB Series 2021	3.00%	10/01/43 (a)	50,000	39,311
RB Series 2021	4.00%	10/01/44 (a)	25,000	23,816
RB Series 2021	4.00%	10/01/46 (a)	150,000	139,443
RB Series 2021	5.00%	10/01/46 (a)	50,000	51,681
RB Series 2021	4.00%	10/01/48 (a)	100,000	92,097
RB Series 2021	4.00%	10/01/51 (a)	65,000	57,512
RB Series 2024 A	4.13%	10/01/50 (a)	200,000	187,119
RB Series 2024 B	5.00%	10/01/33	100,000	116,186
Refunding RB Series 2015	5.00%	10/01/25	310,000	310,000
Refunding RB Series 2015	5.00%	10/01/26 (a)	85,000	85,276
Refunding RB Series 2017 B	4.00%	10/01/35 (a)	7,600,000	7,695,696
Refunding RB Series 2017 B	4.00%	10/01/38 (a)	50,000	50,240
Refunding RB Series 2017 B	3.13%	10/01/39 (a)	250,000	222,301

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Osceola Transportation Revenue
Refunding RB Series 2020 A-1	4.00%	10/01/54 (a)(c)	150,000	130,618
County of Pasco
RB State of Florida Cigarette Tax Revenue Series 2023 A	5.00%	09/01/48 (a)(c)	250,000	255,864
County of Pasco Water & Sewer Revenue
RB Series 2014 B	4.00%	10/01/44 (a)	150,000	143,834
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (a)	300,000	307,977
Duval County Public Schools
COP Series 2022 A	5.00%	07/01/26 (c)	30,000	30,549
COP Series 2022 A	5.00%	07/01/28 (c)	285,000	304,105
COP Series 2022 A	5.00%	07/01/29 (c)	225,000	245,343
COP Series 2022 A	5.00%	07/01/30 (c)	25,000	27,771
COP Series 2022 A	5.00%	07/01/31 (a)(c)	50,000	55,317
COP Series 2022 A	5.00%	07/01/32 (a)(c)	100,000	109,979
COP Series 2022 A	5.00%	07/01/33 (a)(c)	40,000	43,740
Florida Department of Management Services
Refunding COP Series 2018 A	5.00%	11/01/26	55,000	56,454
Florida Higher Educational Facilities Financing Authority
Refunding RB Rollins College Series 2020 A	3.00%	12/01/48 (a)	60,000	42,689
Florida Insurance Assistance Interlocal Agency, Inc.
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/26 (a)	220,000	222,063
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/27 (a)	305,000	311,424
Fort Pierce Utilities Authority
Refunding RB Series 2022 A	4.00%	10/01/52 (a)	515,000	466,849
Hillsborough County Aviation Authority
RB Series 2018 F	5.00%	10/01/43 (a)	150,000	152,734
RB Series 2018 F	5.00%	10/01/48 (a)	250,000	252,812
JEA Electric System Revenue
Refunding RB Series 2017 B	5.00%	10/01/27	25,000	26,198
Refunding RB Series 2017 B	5.00%	10/01/29 (a)	50,000	52,381
Refunding RB Series 2017 B	5.00%	10/01/30 (a)	250,000	261,993
Refunding RB Series 2017 III-B	5.00%	10/01/33 (a)	160,000	166,124
Refunding RB Series 2024 3rd	5.00%	10/01/28	25,000	26,770
Refunding RB Series 2024 3rd	5.00%	10/01/33	275,000	316,315
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	100,000	113,007
JEA Water & Sewer System Revenue
Refunding RB Series 2017 A	5.00%	10/01/29 (a)	35,000	36,660
Refunding RB Series 2017 A	4.00%	10/01/39 (a)	50,000	50,177
Refunding RB Series 2024 A	5.25%	10/01/49 (a)	325,000	343,939
Refunding RB Series 2024 A	5.50%	10/01/54 (a)	1,120,000	1,206,002
Refunding RB Series 2025 A	5.25%	10/01/55 (a)	125,000	133,445
Lee County School Board
COP Series 2023 A	4.00%	08/01/46 (a)	100,000	93,005
COP Series 2023 A	4.00%	08/01/48 (a)	250,000	229,477
Miami-Dade County Educational Facilities Authority
RB University of Miami Series 2018 A	4.00%	04/01/53 (a)	35,000	30,349
RB University of Miami Series 2018 A	5.00%	04/01/53 (a)	50,000	50,341
Refunding RB University of Miami Series 2024 A	5.00%	04/01/36 (a)	410,000	462,501
Refunding RB University of Miami Series 2024 A	5.00%	04/01/45 (a)	300,000	312,154
Refunding RB University of Miami Series 2024 A	5.00%	04/01/46 (a)	25,000	25,859

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade County Expressway Authority
RB Series 2010 A	5.00%	07/01/40 (a)	155,000	155,694
RB Series 2014 A	5.00%	07/01/39 (a)	225,000	224,993
RB Series 2014 A	5.00%	07/01/44 (a)	200,000	199,537
Mid-Bay Bridge Authority
Refunding RB Series 2015 A	5.00%	10/01/35 (a)(b)	55,000	55,000
Orange County Convention Center
RB Series 2016 A	4.00%	10/01/36 (a)	140,000	140,290
Orange County School Board
COP Series 2016 C	5.00%	08/01/34 (a)(b)	150,000	152,894
COP Series 2024 A	5.00%	08/01/33	50,000	57,075
COP Series 2024 A	5.00%	08/01/34	85,000	97,229
Orlando Utilities Commission
RB Series 2023 A	5.00%	10/01/48 (a)	350,000	363,212
RB Series 2025 A	5.00%	10/01/50 (a)	1,155,000	1,195,678
Refunding RB Series 2013 A	5.00%	10/01/25	145,000	145,000
Refunding RB Series 2024 B	5.00%	10/01/38 (a)	150,000	167,012
Refunding RB Series 2024 B	5.00%	10/01/39 (a)	200,000	220,964
Palm Beach County School District
COP Series 2020 A	5.00%	08/01/33 (a)	100,000	108,742
COP Series 2020 A	5.00%	08/01/34 (a)	50,000	54,154
Refunding COP Series 2017 A	5.00%	08/01/27	140,000	146,474
Refunding COP Series 2018 C	5.00%	08/01/29 (a)	30,000	32,005
Refunding COP Series 2025 A	5.00%	08/01/27	1,750,000	1,830,924
Refunding COP Series 2025 A	5.00%	08/01/30	500,000	557,015
Peace River Manasota Regional Water Supply Authority
RB Series 2025 A	5.25%	10/01/50 (a)	510,000	542,671
RB Series 2025 A	5.50%	10/01/55 (a)	500,000	541,868
School Board of Miami-Dade County
GO Bonds Series 2022 A	5.00%	03/15/52 (a)	125,000	129,557
Refunding COP Series 2015 D	5.00%	02/01/27 (a)	50,000	50,399
Refunding COP Series 2015 D	5.00%	02/01/30 (a)	100,000	100,643
Refunding COP Series 2015 D	5.00%	02/01/31 (a)	65,000	65,403
Refunding COP Series 2016C	3.25%	02/01/33 (a)	300,000	299,990
School District of Broward County
COP Series 2020 A	5.00%	07/01/30	305,000	337,941
COP Series 2020 A	5.00%	07/01/31 (a)	145,000	159,498
COP Series 2020 A	5.00%	07/01/33 (a)	500,000	544,716
COP Series 2020 A	5.00%	07/01/34 (a)	60,000	65,056
COP Series 2022 B	5.00%	07/01/36 (a)	480,000	532,011
GO Bonds Series 2022	5.00%	07/01/51 (a)	165,000	169,694
Refunding COP Series 2019 A	5.00%	07/01/28	110,000	117,132
Refunding COP Series 2025 A	5.00%	07/01/27	5,000,000	5,214,040
South Florida Water Management District
Refunding COP Series 2016	5.00%	10/01/35 (a)	175,000	176,197
State of Florida
Refunding GO Bonds Series 2021 A	5.00%	06/01/32	25,000	28,760
Refunding GO Bonds Series 2021 B	5.00%	06/01/26	30,000	30,496
Refunding GO Bonds Series 2021 B	5.00%	06/01/28	25,000	26,734
Refunding GO Bonds Series 2022 B	5.00%	06/01/33	125,000	145,154

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2022 C	5.00%	06/01/27	420,000	438,137
Refunding GO Bonds Series 2024 A	5.00%	06/01/34	5,030,000	5,883,194
State of Florida Department of Transportation Turnpike System Revenue
RB Series 2022 C	5.00%	07/01/47 (a)	3,955,000	4,104,193
Refunding RB Series 2022 A	5.00%	07/01/27	85,000	88,937
State of Florida Lottery Revenue
Refunding RB Series 2017 A	5.00%	07/01/27	165,000	172,642
Refunding RB Series 2017 A	5.00%	07/01/28	125,000	133,586
Tampa Bay Water
RB Series 2022	5.00%	10/01/52 (a)	35,000	36,206
RB Series 2024 A	5.25%	10/01/54 (a)	4,855,000	5,157,842
Refunding RB Series 2001 A	6.00%	10/01/29 (c)	95,000	106,381
Refunding RB Series 2015 A	4.00%	10/01/30 (a)(b)	50,000	50,000
Tampa-Hillsborough County Expressway Authority
Refunding RB Series 2017 B	4.00%	07/01/42 (a)	515,000	497,618
Wildwood Utility Dependent District
RB Series 2021	5.00%	10/01/52 (a)(c)	115,000	116,773
				74,941,820
GEORGIA 2.7%
Atlanta Development Authority
RB Hotel Motel Tax Series 2015 A-1	5.25%	07/01/44 (a)	50,000	50,011
Augusta Water & Sewer Revenue
Refunding RB Series 2012	3.50%	10/01/42 (a)(c)	50,000	42,963
City of Atlanta Airport Passenger Facility Charge
RB Series 2019 C	5.00%	07/01/36 (a)	235,000	248,428
City of Atlanta Department of Aviation
RB Series 2022 A	5.00%	07/01/47 (a)	500,000	516,786
RB Series 2023 B-1	5.00%	07/01/48 (a)	255,000	265,716
RB Series 2024 A-1	5.00%	07/01/49 (a)	250,000	261,175
RB Series 2024 A-1	5.00%	07/01/54 (a)	300,000	311,984
Refunding RB Series 2020 A	5.00%	07/01/30	25,000	27,913
City of Atlanta Water & Wastewater Revenue
RB Series 2018 B	3.50%	11/01/43 (a)	500,000	433,224
RB Series 2018 B	5.00%	11/01/43 (a)(b)	90,000	94,803
RB Series 2018 B	5.00%	11/01/43 (a)	10,000	10,149
RB Series 2024	5.00%	11/01/41 (a)(c)	40,000	43,236
Refunding RB Series 2015	5.00%	11/01/26 (a)	55,000	55,113
Refunding RB Series 2015	5.00%	11/01/31 (a)	80,000	80,163
Refunding RB Series 2015	5.00%	11/01/32 (a)	50,000	50,103
Refunding RB Series 2015	5.00%	11/01/40 (a)	180,000	180,381
County of DeKalb Water & Sewerage Revenue
Refunding RB Series 2022	5.00%	10/01/38 (a)	250,000	272,636
Refunding RB Series 2022	5.00%	10/01/41 (a)	225,000	240,295
Refunding RB Series 2022	5.00%	10/01/52 (a)	100,000	103,143
County of Fulton Water & Sewerage Revenue
RB Series 2020 A	2.25%	01/01/42 (a)	435,000	311,942
RB Series 2020 A	2.25%	01/01/43 (a)	150,000	105,725
RB Series 2020 A	2.38%	01/01/44 (a)	200,000	139,632
County of Paulding Water & Sewerage Revenue
Refunding RB Series 2016	3.00%	12/01/48 (a)	105,000	77,175

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia Ports Authority
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,437
RB Series 2021	2.63%	07/01/51 (a)	100,000	66,672
RB Series 2021	4.00%	07/01/51 (a)	100,000	92,408
RB Series 2022	4.00%	07/01/40 (a)	15,000	14,935
RB Series 2022	5.00%	07/01/41 (a)	100,000	106,885
RB Series 2022	4.00%	07/01/47 (a)	450,000	422,051
RB Series 2022	4.00%	07/01/52 (a)	125,000	115,107
RB Series 2022	5.25%	07/01/52 (a)	1,100,000	1,155,188
Georgia State Road & Tollway Authority
RB Series 2020	5.00%	06/01/30	125,000	138,987
RB Series 2020	5.00%	06/01/32 (a)	10,000	11,009
Gwinnett County School District
GO Bonds Series 2019	5.00%	02/01/38 (a)	4,310,000	4,541,243
GO Bonds Series 2021	4.00%	02/01/37 (a)	25,000	25,613
GO Bonds Series 2022 B	5.00%	08/01/27	150,000	157,295
Refunding GO Bonds Series 2025	5.00%	02/01/30	10,000,000	11,107,262
Refunding GO Bonds Series 2025	5.00%	02/01/32	10,000,000	11,466,770
Macon Water Authority
RB Series 2024	5.00%	10/01/54 (a)	500,000	520,097
Metropolitan Atlanta Rapid Transit Authority
RB Series 2016 B	5.00%	07/01/33 (a)(b)	120,000	122,249
RB Series 2016 B	5.00%	07/01/34 (a)(b)	25,000	25,469
RB Series 2024 A	5.00%	07/01/34 (a)	205,000	237,956
RB Series 2024 A	5.00%	07/01/37 (a)	200,000	225,812
RB Series 2025 A	5.00%	07/01/55 (a)	1,000,000	1,045,645
Refunding RB Series 2017 C	3.25%	07/01/37 (a)	100,000	95,528
Refunding RB Series 2017 C	3.50%	07/01/38 (a)	10,000	9,734
Refunding RB Series 2017 C	3.25%	07/01/39 (a)	1,065,000	979,693
Municipal Electric Authority of Georgia
RB JEA Electric System Revenue Series 2019 A	5.00%	01/01/49 (a)	2,600,000	2,596,743
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/55 (a)(c)	250,000	251,290
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/64 (a)(c)	750,000	753,871
RB PowerSouth Energy Cooperative Series 2019 B	4.00%	01/01/49 (a)	500,000	441,826
RB PowerSouth Energy Cooperative Series 2019 B	5.00%	01/01/59 (a)	40,000	39,402
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	40,000	40,734
Refunding RB Series 2018 HH	4.13%	01/01/49 (a)(c)	275,000	258,374
Refunding RB Series 2024 A	5.25%	01/01/49 (a)	200,000	208,149
Private Colleges & Universities Authority
RB Emory University Series 2023 B	5.00%	09/01/33	9,460,000	10,868,329
Refunding RB Emory University Series 2016 B	4.00%	10/01/38 (a)	10,000	10,006
Refunding RB Emory University Series 2019 A	5.00%	09/01/29	275,000	301,445
Refunding RB Emory University Series 2020 B	4.00%	09/01/39 (a)	115,000	115,014
Refunding RB Emory University Series 2020 B	4.00%	09/01/41 (a)	350,000	342,220
Refunding RB Emory University Series 2022 A	5.00%	09/01/32	100,000	114,119
Rockdale County Public Facilities Authority
RB Series 2024	5.00%	01/01/49 (a)	40,000	41,590
Sandy Springs Public Facilities Authority
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	192,734

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Georgia
GO Bonds Series 2016 A	4.00%	02/01/31 (a)	25,000	25,068
GO Bonds Series 2016 A	2.50%	02/01/33 (a)	600,000	575,787
GO Bonds Series 2017 A-2	5.00%	02/01/31 (a)	200,000	206,713
GO Bonds Series 2017 A-2	3.00%	02/01/34 (a)	100,000	98,880
GO Bonds Series 2017 A-2	4.00%	02/01/36 (a)	55,000	55,369
GO Bonds Series 2017 A-2	3.00%	02/01/37 (a)	340,000	326,005
GO Bonds Series 2018 A	5.00%	07/01/27	35,000	36,609
GO Bonds Series 2018 A	5.00%	07/01/28	110,000	117,981
GO Bonds Series 2018 A	5.00%	07/01/31 (a)	170,000	181,773
GO Bonds Series 2019 A	5.00%	07/01/27	65,000	67,988
GO Bonds Series 2019 A	5.00%	07/01/28	185,000	198,423
GO Bonds Series 2019 A	5.00%	07/01/30 (a)	235,000	257,759
GO Bonds Series 2019 A	5.00%	07/01/32 (a)	100,000	108,878
GO Bonds Series 2020 A	5.00%	08/01/27	100,000	104,827
GO Bonds Series 2020 A	5.00%	08/01/28	65,000	69,854
GO Bonds Series 2020 A	5.00%	08/01/29	3,000,000	3,300,011
GO Bonds Series 2020 A	5.00%	08/01/32 (a)	125,000	138,754
GO Bonds Series 2020 A	3.00%	08/01/36 (a)	35,000	33,435
GO Bonds Series 2022 A	5.00%	07/01/36 (a)	285,000	316,750
Refunding GO Bonds Series 2016 E	5.00%	12/01/25	55,000	55,221
Refunding GO Bonds Series 2016 E	5.00%	12/01/26	230,000	236,993
Refunding GO Bonds Series 2016 F	5.00%	01/01/26	105,000	105,640
Refunding GO Bonds Series 2021 A	5.00%	07/01/27	4,000,000	4,183,865
Refunding GO Bonds Series 2021 A	5.00%	07/01/29	155,000	170,181
Refunding GO Bonds Series 2021 A	5.00%	07/01/32 (a)	50,000	56,643
Refunding GO Bonds Series 2021 A	4.00%	07/01/34 (a)	105,000	110,315
Refunding GO Bonds Series 2021 A	4.00%	07/01/38 (a)	205,000	208,532
Refunding GO Bonds Series 2022 C	4.00%	07/01/28	80,000	83,684
Refunding GO Bonds Series 2022 C	4.00%	07/01/29	510,000	540,395
Refunding GO Bonds Series 2023 C	4.00%	01/01/28	290,000	301,002
Valdosta & Lowndes County Hospital Authority
RB South Georgia Medical Center Obligated Group Series 2024	5.00%	10/01/54 (a)	120,000	124,193
				65,589,115
HAWAII 0.2%
City & County Honolulu Wastewater System Revenue
RB Series 2018 A	4.00%	07/01/42 (a)	1,000,000	984,164
RB Series 2022 A	5.00%	07/01/47 (a)	240,000	249,623
RB Series 2024 A	5.25%	07/01/54 (a)	150,000	159,021
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	150,000	166,608
City & County of Honolulu
GO Bonds Series 2015 A	5.00%	10/01/39 (a)	180,000	180,000
GO Bonds Series 2019 A	5.00%	09/01/26	90,000	92,047
GO Bonds Series 2019 A	5.00%	09/01/27	200,000	209,809
GO Bonds Series 2019 A	5.00%	09/01/29 (a)	50,000	53,636
GO Bonds Series 2021 E	5.00%	03/01/27	225,000	233,046
GO Bonds Series 2021 E	5.00%	03/01/28	205,000	217,882
GO Bonds Series 2021 E	5.00%	03/01/30	250,000	277,393
GO Bonds Series 2021 E	5.00%	03/01/31	50,000	56,475

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020 B	5.00%	03/01/26	160,000	161,636
Refunding GO Bonds Series 2020 B	5.00%	03/01/29	50,000	54,312
State of Hawaii
GO Bonds Series 2016 FB	3.00%	04/01/36 (a)	65,000	61,476
GO Bonds Series 2017 FK	5.00%	05/01/27	50,000	52,031
GO Bonds Series 2017 FK	5.00%	05/01/28 (a)	100,000	103,872
GO Bonds Series 2017 FK	4.00%	05/01/31 (a)	100,000	101,876
GO Bonds Series 2017 FK	4.00%	05/01/32 (a)	25,000	25,406
GO Bonds Series 2017 FK	5.00%	05/01/34 (a)	150,000	154,064
GO Bonds Series 2018 FT	5.00%	01/01/27	270,000	278,780
GO Bonds Series 2018 FT	5.00%	01/01/28	35,000	37,036
GO Bonds Series 2018 FT	5.00%	01/01/36 (a)	95,000	98,806
GO Bonds Series 2018 FT	5.00%	01/01/38 (a)	100,000	103,439
GO Bonds Series 2019 FW	5.00%	01/01/32 (a)	55,000	59,189
Refunding GO Bonds Series 2016 FE	5.00%	10/01/28 (a)	200,000	204,615
Refunding GO Bonds Series 2016 FH	5.00%	10/01/26	160,000	164,156
Refunding GO Bonds Series 2016 FH	5.00%	10/01/28 (a)	370,000	378,538
Refunding GO Bonds Series 2016 FH	4.00%	10/01/31 (a)	50,000	50,493
State of Hawaii Airports System Revenue
Refunding RB Series 2020 D	5.00%	07/01/33 (a)	80,000	87,470
Refunding RB Series 2020 D	5.00%	07/01/34 (a)	115,000	124,983
				5,181,882
IDAHO 0.1%
Idaho Housing & Finance Association
RB Sales Tax Revenue Series 2022 A	5.00%	08/15/47 (a)	150,000	156,155
RB Sales Tax Revenue Series 2023 A	5.25%	08/15/48 (a)	250,000	265,345
RB Sales Tax Revenue Series 2024 A	5.00%	08/15/48 (a)	725,000	764,749
Refunding RB Series 2021 A	5.00%	07/15/29	40,000	43,606
Idaho State Building Authority
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/26	150,000	152,533
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/27	500,000	521,591
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/30	340,000	379,794
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/32	20,000	22,942
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/33	500,000	578,739
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/28	80,000	85,571
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/30	30,000	33,511
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/34	275,000	320,494
				3,325,030
ILLINOIS 5.1%
Chicago Board of Education Dedicated Capital Improvement Tax
RB Series 2017	6.10%	04/01/36 (a)	230,000	236,827
RB Series 2017	6.00%	04/01/46 (a)	100,000	101,326
RB Series 2023	5.00%	04/01/45 (a)	200,000	197,259
Chicago Midway International Airport
Refunding RB Series 2016 B	5.00%	01/01/46 (a)	200,000	200,086
Refunding RB Series 2023 B	5.00%	01/01/26 (c)	50,000	50,306
Refunding RB Series 2023 B	5.00%	01/01/35 (a)(c)	415,000	466,448

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago O’Hare International Airport
RB Series 2017 D	5.00%	01/01/52 (a)	2,000,000	2,004,598
RB Series 2018 B	5.00%	01/01/37 (a)	10,000	10,444
RB Series 2018 B	5.00%	01/01/38 (a)	100,000	104,020
RB Series 2018 B	5.00%	01/01/39 (a)	120,000	124,337
RB Series 2018 B	5.00%	01/01/48 (a)	2,525,000	2,546,322
RB Series 2018 B	4.00%	01/01/53 (a)(c)	100,000	88,697
RB Series 2018 B	5.00%	01/01/53 (a)	215,000	216,181
RB Series 2022 B	4.50%	01/01/56 (a)	35,000	33,801
RB Series 2022 B	5.25%	01/01/56 (a)	250,000	256,508
RB Series 2024 B	5.00%	01/01/48 (a)	200,000	206,477
RB Series 2024 B	5.25%	01/01/53 (a)	400,000	418,410
RB Series 2024 B	5.50%	01/01/59 (a)	350,000	369,594
Refunding RB Series 2016 B	5.00%	01/01/41 (a)	205,000	205,188
Refunding RB Series 2016 C	5.00%	01/01/35 (a)	100,000	100,344
Refunding RB Series 2016C	5.00%	01/01/31 (a)	40,000	40,217
Refunding RB Series 2017 B	5.00%	01/01/34 (a)	110,000	112,356
Refunding RB Series 2017 B	5.00%	01/01/36 (a)	100,000	101,817
Refunding RB Series 2017 B	5.00%	01/01/38 (a)	170,000	172,532
Refunding RB Series 2020 A	5.00%	01/01/34 (a)	155,000	167,061
Refunding RB Series 2020 A	4.00%	01/01/35 (a)	500,000	506,645
Refunding RB Series 2020 A	5.00%	01/01/35 (a)	260,000	278,464
Refunding RB Series 2020 A	4.00%	01/01/36 (a)	255,000	256,901
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	25,000	25,037
Refunding RB Series 2020 A	4.00%	01/01/37 (a)(c)	600,000	606,042
Refunding RB Series 2022 D	5.00%	01/01/29	120,000	129,398
Refunding RB Series 2024 D	5.00%	01/01/28	500,000	527,841
Refunding RB Series 2024 D	5.00%	01/01/29	975,000	1,051,358
Refunding RB Series 2024 D	5.00%	01/01/33	200,000	227,878
Refunding RB Series 2024 D	5.00%	01/01/34	90,000	103,040
Chicago Transit Authority Capital Grant Receipts Revenue
Refunding RB Series 2021	5.00%	06/01/28	80,000	84,316
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2017	5.00%	12/01/46 (a)	95,000	95,265
RB Series 2017	5.00%	12/01/51 (a)	255,000	255,376
Refunding RB Series 2020 A	5.00%	12/01/45 (a)	585,000	596,080
Refunding RB Series 2020 A	4.00%	12/01/55 (a)	35,000	30,695
Refunding RB Series 2020 A	5.00%	12/01/55 (a)	85,000	85,523
Refunding RB Series 2022 A	5.00%	12/01/46 (a)(c)	75,000	77,797
Refunding RB Series 2022 A	4.00%	12/01/49 (a)	95,000	83,795
Refunding RB Series 2022 A	5.00%	12/01/52 (a)	25,000	25,313
Refunding RB Series 2022 A	5.00%	12/01/57 (a)	1,000,000	1,009,264
Refunding RB Series 2024 A	5.00%	12/01/41 (a)	525,000	554,539
Refunding RB Series 2024 A	5.00%	12/01/43 (a)	755,000	783,887
Refunding RB Series 2024 A	5.00%	12/01/44 (a)	210,000	217,017
Refunding RB Series 2024 A	5.00%	12/01/49 (a)	5,270,000	5,382,919
City of Chicago
GO Bonds Series 1999	4.54%	01/01/34 (c)(d)	60,000	43,686
GO Bonds Series 2019 A	5.50%	01/01/35 (a)	200,000	207,587
GO Bonds Series 2019 A	5.00%	01/01/39 (a)	650,000	652,118
GO Bonds Series 2019 A	5.00%	01/01/40 (a)	1,200,000	1,190,764

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	01/01/44 (a)	670,000	631,906
GO Bonds Series 2019 A	5.50%	01/01/49 (a)	1,450,000	1,434,776
GO Bonds Series 2023 A	4.00%	01/01/35 (a)	95,000	92,726
GO Bonds Series 2023 A	5.00%	01/01/35 (a)	50,000	51,659
GO Bonds Series 2023 A	5.25%	01/01/38 (a)	1,035,000	1,055,505
GO Bonds Series 2023A	5.00%	01/01/34 (a)	275,000	285,953
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	501,596
GO Bonds Series 2024A	5.00%	01/01/45 (a)	115,000	109,915
GO Bonds Series 2025 B	5.50%	01/01/41 (a)	1,500,000	1,556,296
Refunding GO Bonds Series 2020 A	5.00%	01/01/29	180,000	187,817
Refunding GO Bonds Series 2020 A	5.00%	01/01/30	100,000	105,433
Refunding GO Bonds Series 2021 A	5.00%	01/01/33 (a)	25,000	26,040
Refunding GO Bonds Series 2021 A	4.00%	01/01/36 (a)	25,000	23,610
Refunding GO Bonds Series 2024 B	5.00%	01/01/33 (a)	250,000	266,726
Refunding GO Bonds Series 2024 B	5.00%	01/01/34	500,000	532,782
City of Chicago Wastewater Transmission Revenue
RB Series 2017 A	5.00%	01/01/47 (a)	1,000,000	1,004,254
RB Series 2017 A	4.00%	01/01/52 (a)(c)	2,000,000	1,796,194
RB Series 2023 A	5.25%	01/01/48 (a)(c)	200,000	208,815
RB Series 2023 A	5.25%	01/01/53 (a)(c)	50,000	51,947
RB Series 2023 A	5.25%	01/01/58 (a)(c)	175,000	181,371
City of Chicago Waterworks Revenue
RB Series 1999	5.00%	11/01/30 (a)	195,000	199,425
Refunding RB Series 2023 B	5.00%	11/01/32 (a)	45,000	50,349
Refunding RB Series 2023 B	5.00%	11/01/35 (a)	105,000	114,348
Refunding RB Series 2023 B	5.00%	11/01/36 (a)(c)	275,000	297,394
Refunding RB Series 2023 B	4.00%	11/01/40 (a)(c)	250,000	246,090
City of Springfield Electric Revenue
Refunding RB Series 2024	5.00%	03/01/39 (a)(c)	500,000	537,374
County of Cook
Refunding GO Bonds Series 2016 A	5.00%	11/15/26	70,000	71,927
Refunding GO Bonds Series 2021 A	5.00%	11/15/28	100,000	107,384
Refunding GO Bonds Series 2021 A	5.00%	11/15/32 (a)	75,000	82,095
Refunding GO Bonds Series 2022 A	5.00%	11/15/25	130,000	130,356
County of Cook Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	11/15/40 (a)	250,000	237,383
Refunding RB Series 2021 A	4.00%	11/15/41 (a)	225,000	210,534
Refunding RB Series 2022 A	5.25%	11/15/45 (a)	50,000	52,285
Refunding RB Series 2024	5.00%	11/15/42 (a)	250,000	259,555
County of Will
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	255,000	255,727
Illinois Finance Authority
RB University of Chicago Series 2023 A	5.25%	05/15/48 (a)	125,000	130,621
RB University of Chicago Series 2023 A	5.25%	05/15/54 (a)	150,000	155,781
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/37 (a)	25,000	25,224
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/39 (a)	15,000	14,955
RB Water Revolving Fund - Clean Water Program Series 2025 A	5.00%	07/01/43 (a)	250,000	267,596
Refunding RB DePaul University Series 2016 A	4.00%	10/01/40 (a)	50,000	49,560
Refunding RB University of Chicago Series 2021 A	5.00%	10/01/25 (b)	25,000	25,000
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/31	25,000	27,957
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/32 (a)	185,000	209,117

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/34	165,000	188,356
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/33	25,000	28,445
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/34 (a)	10,000,000	11,415,533
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/36	250,000	287,443
Illinois State Toll Highway Authority
RB Series 2014 C	5.00%	01/01/36 (a)	50,000	50,038
RB Series 2015 A	5.00%	01/01/36 (a)	125,000	125,538
RB Series 2015 A	5.00%	01/01/40 (a)	225,000	225,117
RB Series 2015 B	5.00%	01/01/40 (a)	545,000	546,144
RB Series 2016 B	5.00%	01/01/41 (a)	1,155,000	1,161,318
RB Series 2017 A	5.00%	01/01/42 (a)	100,000	101,746
RB Series 2019 A	5.00%	01/01/44 (a)	2,100,000	2,141,582
RB Series 2020 A	5.00%	01/01/45 (a)	500,000	515,948
RB Series 2021 A	4.00%	01/01/42 (a)	710,000	687,583
RB Series 2021 A	5.00%	01/01/43 (a)	130,000	135,657
RB Series 2021 A	4.00%	01/01/46 (a)	515,000	473,745
RB Series 2021 A	5.00%	01/01/46 (a)	300,000	307,579
RB Series 2023 A	5.25%	01/01/43 (a)	410,000	440,166
RB Series 2023 A	5.00%	01/01/44 (a)	420,000	441,531
Refunding RB Series 2016 A	5.00%	12/01/31 (a)	115,000	115,556
Refunding RB Series 2016 A	5.00%	12/01/32 (a)	130,000	130,594
Refunding RB Series 2019 A	5.00%	01/01/29	100,000	107,962
Refunding RB Series 2019 B	5.00%	01/01/27	2,130,000	2,194,199
Refunding RB Series 2019 B	5.00%	01/01/31 (a)	60,000	65,777
Refunding RB Series 2019 C	5.00%	01/01/26	400,000	402,234
Refunding RB Series 2019 C	5.00%	01/01/27	75,000	77,261
Refunding RB Series 2019 C	5.00%	01/01/28	60,000	63,368
Refunding RB Series 2019 C	5.00%	01/01/29	195,000	210,525
Refunding RB Series 2019 C	5.00%	01/01/30	500,000	550,550
Refunding RB Series 2019 C	5.00%	01/01/31 (a)	95,000	104,147
Refunding RB Series 2024 A	5.00%	01/01/32	1,025,000	1,161,470
Refunding RB Series 2024 A	5.00%	01/01/34	410,000	470,371
Refunding RB Series 2024 A	5.00%	01/01/35 (a)	50,000	57,113
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	470,000	530,379
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	1,725,000	1,927,739
Refunding RB Series 2024 A	5.00%	01/01/39 (a)	525,000	575,784
Refunding RB Series 2024A	5.00%	01/01/38 (a)	130,000	143,916
Metropolitan Pier & Exposition Authority
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.53%	12/15/30 (c)(d)	75,000	63,254
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.44%	12/15/31 (c)(d)	30,000	24,312
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.76%	06/15/32 (c)(d)	70,000	55,511
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.62%	12/15/32 (c)(d)	250,000	193,989
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.69%	06/15/33 (c)(d)	260,000	197,261
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.37%	06/15/34 (c)(d)	595,000	431,009
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.27%	06/15/35 (c)(d)	340,000	234,314
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.30%	06/15/37 (c)(d)	60,000	36,923
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.11%	06/15/38 (c)(d)	460,000	265,982
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.08%	12/15/38 (c)(d)	215,000	120,533
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.24%	06/15/39 (c)(d)	100,000	54,167
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.43%	12/15/39 (c)(d)	200,000	105,138
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.33%	12/15/41 (d)	75,000	34,928

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.60%	12/15/51 (d)	400,000	107,691
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	4.45%	12/15/52 (c)(d)	50,000	13,108
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	5.00%	06/15/53 (a)	100,000	98,039
RB State of Illinois McCormick Place Expansion Project Fund Series 2017 A	5.00%	06/15/57 (a)	830,000	810,169
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 1994 A	3.60%	06/15/28 (c)(d)	225,000	206,744
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.80%	06/15/43 (d)	250,000	108,404
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.51%	06/15/44 (c)(d)	150,000	61,214
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.56%	06/15/45 (c)(d)	600,000	232,730
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.69%	06/15/46 (c)(d)	200,000	73,598
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.86%	06/15/47 (c)(d)	735,000	257,111
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.51%	12/15/56 (c)(d)	375,000	79,496
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	4.00%	06/15/50 (a)	125,000	106,436
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	5.00%	06/15/50 (a)	1,370,000	1,352,790
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 B	5.00%	06/15/42 (a)	500,000	506,412
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	12/15/47 (a)	2,045,000	1,777,898
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	06/15/52 (a)	55,000	46,281
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2024 B	4.00%	12/15/26	200,000	202,543
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2016 C	5.00%	12/01/45 (a)	100,000	100,049
GO Bonds Series 2024 A	5.00%	12/01/39 (a)	585,000	643,461
GO Bonds Series 2024 A	5.00%	12/01/43 (a)	500,000	529,930
Refunding GO Bonds Series 2007 C	5.25%	12/01/32	160,000	186,459
Refunding GO Bonds Series 2016 A	5.00%	12/01/25	105,000	105,399
Refunding GO Bonds Series 2016 A	5.00%	12/01/27 (a)	130,000	133,346
Refunding GO Bonds Series 2016 A	5.00%	12/01/28 (a)	15,000	15,379
Refunding GO Bonds Series 2016 A	5.00%	12/01/29 (a)	115,000	117,813
Refunding GO Bonds Series 2016 A	5.00%	12/01/30 (a)	95,000	97,147
Refunding GO Bonds Series 2021 C	5.00%	12/01/30	40,000	44,911
Refunding GO Bonds Series 2021 C	5.00%	12/01/31	100,000	113,762
Northern Illinois Municipal Power Agency
Refunding RB Series 2016 A	4.00%	12/01/41 (a)	75,000	72,158
Regional Transportation Authority
RB Series 2004 A	5.75%	06/01/34 (c)	500,000	571,383
Sales Tax Securitization Corp.
Refunding RB Series 2018 C	5.50%	01/01/31 (a)	35,000	37,887
Refunding RB Series 2018 C	5.00%	01/01/43 (a)	150,000	152,028
Refunding RB Series 2018 C	5.25%	01/01/43 (a)	250,000	255,626
Refunding RB Series 2020 A	5.00%	01/01/26	50,000	50,249
Refunding RB Series 2020 A	5.00%	01/01/28	60,000	63,044
Refunding RB Series 2020 A	5.00%	01/01/30	150,000	163,205
Refunding RB Series 2020 A	5.00%	01/01/36 (a)	35,000	36,832
Refunding RB Series 2020 A	5.00%	01/01/37 (a)	260,000	273,999
Refunding RB Series 2020 A	4.00%	01/01/38 (a)	215,000	213,458
Refunding RB Series 2021 A	5.00%	01/01/27	535,000	549,523

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 A	5.00%	01/01/31	100,000	110,236
Refunding RB Series 2021 A	5.00%	01/01/32	125,000	138,829
Refunding RB Series 2021 A	5.00%	01/01/33	30,000	33,495
Refunding RB Series 2023 A	5.00%	01/01/33	600,000	676,931
Refunding RB Series 2023 A	5.00%	01/01/34 (a)	650,000	723,423
Refunding RB Series 2023 A	5.00%	01/01/44 (a)	40,000	40,563
Refunding RB Series 2023 C	5.00%	01/01/34 (a)	130,000	144,951
Refunding RB Series 2023 C	5.00%	01/01/35 (a)	50,000	55,410
Refunding RB Series 2024 A	5.00%	01/01/35	320,000	363,912
Refunding RB Series 2024 A	5.00%	01/01/35	300,000	341,167
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	185,000	206,248
State of Illinois
GO Bonds Series 2017 A	5.00%	12/01/32 (a)	135,000	140,003
GO Bonds Series 2017 A	4.50%	12/01/41 (a)	1,260,000	1,229,760
GO Bonds Series 2017 C	5.00%	11/01/29 (a)	2,120,000	2,215,960
GO Bonds Series 2017 D	5.00%	11/01/25	295,000	295,566
GO Bonds Series 2017 D	5.00%	11/01/26	300,000	307,416
GO Bonds Series 2017 D	5.00%	11/01/27	235,000	245,842
GO Bonds Series 2017 D	5.00%	11/01/28 (a)	1,095,000	1,144,541
GO Bonds Series 2019 A	5.00%	11/01/27	125,000	130,922
GO Bonds Series 2019 B	5.00%	11/01/31 (a)	50,000	53,913
GO Bonds Series 2019 B	4.00%	11/01/38 (a)	100,000	96,064
GO Bonds Series 2020	5.50%	05/01/30	95,000	102,594
GO Bonds Series 2020	5.50%	05/01/39 (a)	705,000	748,624
GO Bonds Series 2020	5.75%	05/01/45 (a)	250,000	262,200
GO Bonds Series 2020 B	5.00%	10/01/30	50,000	55,091
GO Bonds Series 2020 B	5.00%	10/01/31 (a)	225,000	246,424
GO Bonds Series 2020 B	4.00%	10/01/33 (a)	250,000	254,644
GO Bonds Series 2020 C	4.00%	10/01/37 (a)	100,000	97,681
GO Bonds Series 2020 C	4.00%	10/01/41 (a)	100,000	92,267
GO Bonds Series 2020 C	4.25%	10/01/45 (a)	300,000	276,257
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	100,000	106,805
GO Bonds Series 2021 A	5.00%	03/01/37 (a)	745,000	789,797
GO Bonds Series 2021 A	4.00%	03/01/38 (a)	370,000	359,151
GO Bonds Series 2021 A	4.00%	03/01/39 (a)	10,000	9,560
GO Bonds Series 2021 A	4.00%	03/01/40 (a)	1,065,000	1,003,595
GO Bonds Series 2021 A	5.00%	03/01/46 (a)	150,000	152,127
GO Bonds Series 2021 B	5.00%	03/01/27	25,000	25,815
GO Bonds Series 2022 A	5.00%	03/01/26	60,000	60,584
GO Bonds Series 2022 A	5.00%	03/01/27	300,000	309,777
GO Bonds Series 2022 A	5.00%	03/01/28	55,000	57,992
GO Bonds Series 2022 A	5.00%	03/01/31	155,000	171,535
GO Bonds Series 2022 A	5.00%	03/01/34 (a)	50,000	54,873
GO Bonds Series 2022 A	5.25%	03/01/37 (a)	100,000	108,529
GO Bonds Series 2022 A	5.25%	03/01/38 (a)	150,000	161,507
GO Bonds Series 2022 A	5.50%	03/01/42 (a)	175,000	186,415
GO Bonds Series 2022 A	5.50%	03/01/47 (a)	150,000	156,982
GO Bonds Series 2022 C	5.50%	10/01/40 (a)	500,000	540,370
GO Bonds Series 2022 C	5.50%	10/01/41 (a)	25,000	26,840
GO Bonds Series 2022 C	5.25%	10/01/46 (a)	235,000	242,556
GO Bonds Series 2023 B	5.00%	05/01/28	255,000	269,749

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 B	5.00%	12/01/29	115,000	125,100
GO Bonds Series 2023 B	5.00%	05/01/30	45,000	49,274
GO Bonds Series 2023 B	5.00%	05/01/31	110,000	121,933
GO Bonds Series 2023 B	5.00%	05/01/32	60,000	67,021
GO Bonds Series 2023 B	5.00%	05/01/35 (a)	245,000	266,819
GO Bonds Series 2023 B	5.00%	05/01/36 (a)	530,000	572,094
GO Bonds Series 2023 B	5.00%	12/01/36 (a)	150,000	163,356
GO Bonds Series 2023 B	5.00%	05/01/37 (a)	150,000	160,512
GO Bonds Series 2023 B	5.25%	05/01/38 (a)	1,000,000	1,077,058
GO Bonds Series 2023 B	5.00%	12/01/38 (a)	185,000	197,658
GO Bonds Series 2023 B	5.25%	05/01/41 (a)	100,000	105,539
GO Bonds Series 2023 B	5.50%	05/01/47 (a)	500,000	523,603
GO Bonds Series 2023 C	5.00%	12/01/40 (a)	4,000,000	4,211,952
GO Bonds Series 2023 C	5.00%	12/01/44 (a)	260,000	266,627
GO Bonds Series 2023 C	5.00%	12/01/45 (a)	1,500,000	1,531,710
GO Bonds Series 2024 B	5.00%	05/01/31	10,000	11,063
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	125,000	136,021
GO Bonds Series 2024 B	5.00%	05/01/40 (a)	85,000	90,067
GO Bonds Series 2024 B	5.00%	05/01/41 (a)	155,000	162,996
GO Bonds Series 2024 B	5.25%	05/01/43 (a)	40,000	42,113
GO Bonds Series 2024 B	5.25%	05/01/44 (a)	80,000	83,764
GO Bonds Series 2024 B	5.25%	05/01/48 (a)	250,000	257,629
Refunding GO Bonds Series 2016	5.00%	02/01/27	4,530,000	4,669,055
Refunding GO Bonds Series 2016	5.00%	02/01/28 (a)	50,000	51,477
Refunding GO Bonds Series 2016	5.00%	02/01/29 (a)	405,000	416,812
Refunding GO Bonds Series 2016	4.00%	02/01/30 (a)(c)	135,000	136,724
Refunding GO Bonds Series 2016	4.00%	02/01/31 (a)(c)	100,000	101,100
Refunding GO Bonds Series 2018 A	5.00%	10/01/27	125,000	130,703
Refunding GO Bonds Series 2018 A	5.00%	10/01/30 (a)	575,000	610,589
Refunding GO Bonds Series 2018 B	5.00%	10/01/30 (a)	100,000	106,189
Refunding GO Bonds Series 2022 B	5.00%	03/01/33 (a)	150,000	165,988
Refunding GO Bonds Series 2023 D	5.00%	07/01/27	75,000	78,003
Refunding GO Bonds Series 2023 D	5.00%	07/01/28	115,000	122,042
Refunding GO Bonds Series 2023 D	5.00%	07/01/29	205,000	221,481
Refunding GO Bonds Series 2023 D	5.00%	07/01/31	1,110,000	1,232,303
Refunding GO Bonds Series 2023 D	5.00%	07/01/32	225,000	251,562
Refunding GO Bonds Series 2023 D	5.00%	07/01/33 (a)	4,080,000	4,521,766
Refunding GO Bonds Series 2023 D	5.00%	07/01/35 (a)	100,000	108,946
Refunding GO Bonds Series 2023 D	5.00%	07/01/36 (a)	1,005,000	1,084,887
Refunding GO Bonds Series 2023 D	4.00%	07/01/37 (a)	260,000	254,930
Refunding GO Bonds Series 2024	5.00%	02/01/26	30,000	30,232
Refunding GO Bonds Series 2024	5.00%	02/01/28	30,000	31,582
Refunding GO Bonds Series 2024	5.00%	02/01/29	85,000	91,105
Refunding GO Bonds Series 2024	5.00%	02/01/30	25,000	27,282
Refunding GO Bonds Series 2024	5.00%	02/01/31	40,000	44,267
Refunding GO Bonds Series 2024	5.00%	02/01/34	250,000	280,843
Refunding GO Bonds Series 2024	5.00%	02/01/39 (a)	100,000	107,096
State of Illinois Sales Tax Revenue
RB Series 2024 A	5.00%	06/15/30	110,000	120,663
RB Series 2024 A	5.00%	06/15/32	25,000	28,022
RB Series 2024 A	5.00%	06/15/33	325,000	366,472

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 B	5.00%	06/15/35 (a)	255,000	285,833
RB Series 2024 B	5.00%	06/15/36 (a)	380,000	421,758
RB Series 2024 B	5.00%	06/15/37 (a)	400,000	440,002
RB Series 2024 C	5.00%	06/15/41 (a)	600,000	635,672
RB Series 2024 C	5.00%	06/15/42 (a)	200,000	209,940
RB Series 2025 A	5.00%	06/15/28	220,000	232,767
RB Series 2025 B	5.00%	06/15/37 (a)	100,000	110,961
RB Series 2025 B	5.00%	06/15/39 (a)	500,000	544,023
RB Series 2025 B	5.00%	06/15/40 (a)	80,000	86,007
RB Series 2025 C	5.00%	06/15/43 (a)	85,000	89,007
RB Series 2025 C	5.00%	06/15/44 (a)	125,000	130,141
University of Illinois
Refunding RB Auxiliary Facilities System Series 2018 A	4.13%	04/01/48 (a)(c)	100,000	92,076
Village of Rosemont
GO Bonds Series 2017 A	5.00%	12/01/46 (a)(c)	150,000	150,023
Village of Schaumburg
Refunding GO Bonds Series 2013 A	4.00%	12/01/41 (a)	50,000	49,617
Will County Community High School District No. 210 Lincoln-Way
GO Bonds Series 2006	2.96%	01/01/26 (b)(c)(d)	145,000	143,975
				122,893,831
INDIANA 0.6%
Allen County Building Corp.
RB Series 2024	4.00%	07/15/44 (a)(c)	1,050,000	998,011
Carmel Local Public Improvement Bond Bank
RB Series 2016	5.00%	01/15/36 (a)	255,000	258,382
Fishers Town Hall Building Corp.
RB Series 2023 A	5.75%	07/15/58 (a)(c)	750,000	827,671
RB Series 2023 A	5.75%	01/15/63 (a)(c)	250,000	275,890
Hamilton County Public Building Corp.
RB Series 2024	4.00%	01/10/50 (a)	100,000	90,200
Indiana Finance Authority
RB Deaconess Health System Obligated Group Series 2016 A	4.00%	03/01/44 (a)(b)	145,000	146,795
RB State Revolving Fund Series 2019 A	5.00%	02/01/36 (a)	60,000	63,442
RB State Revolving Fund Series 2019 A	5.00%	02/01/38 (a)	30,000	31,490
RB State Revolving Fund Series 2019 A	5.00%	02/01/39 (a)	5,755,000	6,020,263
Refunding RB CWA Authority, Inc. Series 2021 1	5.00%	10/01/34 (a)	175,000	194,056
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/35 (a)	25,000	25,844
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/36 (a)	50,000	51,241
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/27 (a)	130,000	133,148
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/28	100,000	106,749
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/30	500,000	545,645
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/31	50,000	55,351
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/33 (a)	25,000	27,999
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/34 (a)	50,000	52,187
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/35 (a)	160,000	176,965
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/36 (a)	115,000	117,809
Refunding RB State Revolving Fund Series 2017 C	5.00%	02/01/30 (a)	100,000	105,777
Indiana Municipal Power Agency
Refunding RB Series 2016 A	5.00%	01/01/33 (a)	125,000	126,456
Refunding RB Series 2016 A	5.00%	01/01/37 (a)	135,000	136,272

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 A	5.00%	01/01/42 (a)	305,000	311,376
Refunding RB Series 2025 A	5.00%	01/01/43 (a)	695,000	736,908
Indiana University
RB Series 2024 A	5.00%	06/01/34 (a)	225,000	260,360
Indianapolis Local Public Improvement Bond Bank
RB Series 1999 E	3.25%	02/01/28 (c)(d)	250,000	232,843
RB Series 2019 A	5.00%	02/01/44 (a)	150,000	153,234
RB Series 2019 A	5.00%	02/01/49 (a)	200,000	202,480
Refunding RB Series 2021 A	4.00%	06/01/37 (a)(c)	1,000,000	1,013,184
Refunding RB Series 2022 B	4.00%	02/01/47 (a)	100,000	92,254
Northern Indiana Commuter Transportation District
RB Series 2024	5.00%	01/01/54 (a)	1,000,000	1,036,276
Purdue University
Refunding RB Series 2025 A	5.00%	07/01/36 (a)	30,000	34,231
				14,640,789
IOWA 0.0%
Iowa Finance Authority
RB State Revolving Fund Series 2024 A	5.00%	08/01/34 (a)	75,000	87,396
Refunding RB State Revolving Fund Series 2017	5.00%	08/01/27	100,000	104,771
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/34 (a)	50,000	57,240
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/35 (a)	125,000	141,784
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/36 (a)	35,000	39,346
Iowa Higher Education Loan Authority
RB Trustees of Grinnell College Series 2017	5.00%	12/01/46 (a)	100,000	100,656
State of Iowa
Refunding RB Series 2016 A	5.00%	06/01/27 (a)	100,000	101,585
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	145,000	147,148
Refunding RB Series 2019 A	5.00%	06/01/33 (a)	100,000	107,766
Refunding RB Series 2019 A	5.00%	06/01/34 (a)	145,000	155,445
				1,043,137
KANSAS 0.4%
Ellis County Unified School District No. 489 Hays
Refunding GO Bonds Series 2022 B	5.00%	09/01/42 (a)(c)	110,000	114,754
Kansas Development Finance Authority
RB Kansas Athletics, Inc. Series 2025 C-1	4.50%	09/01/54 (a)	4,000,000	3,992,005
State of Kansas Department of Transportation
Refunding RB Series 2024 A	5.00%	09/01/32	130,000	148,355
Refunding RB Series 2024 A	5.00%	09/01/33	1,500,000	1,724,453
Refunding RB Series 2024 A	5.00%	09/01/35 (a)	310,000	354,737
Refunding RB Series 2025 A	5.00%	09/01/27	2,000,000	2,100,396
Wyandotte County Unified School District No. 500 Kansas City
GO Bonds Series 2016 A	5.50%	09/01/47 (a)(b)	270,000	277,358
GO Bonds Series 2025	5.25%	09/01/55 (a)(c)	95,000	99,236
				8,811,294
KENTUCKY 0.6%
Kentucky Bond Development Corp.
RB Series 2018	4.00%	09/01/48 (a)	185,000	168,332

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Economic Development Finance Authority
Refunding RB Series 2017 A	4.00%	12/01/41 (a)(c)	250,000	240,759
Refunding RB Series 2017 A	5.00%	12/01/45 (a)(c)	75,000	75,597
Kentucky Municipal Power Agency
Refunding RB Series 2015 A	4.00%	09/01/39 (a)(c)	500,000	483,128
Kentucky State Property & Building Commission
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/32	25,000	28,500
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/36 (a)	145,000	163,011
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/40 (a)	60,000	65,070
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/38 (a)	75,000	83,199
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/41 (a)	2,000,000	2,158,154
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/25	185,000	185,331
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/26	250,000	256,882
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/26	75,000	77,065
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/28	75,000	80,727
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2016 A	3.00%	05/15/46 (a)	750,000	584,814
Refunding RB Series 2023 C	5.00%	05/15/51 (a)	150,000	155,559
Refunding RB Series 2024 A	5.00%	05/15/37 (a)	7,745,000	8,690,415
Louisville & Jefferson County Visitors & Convention Commission
RB Series 2016	3.13%	06/01/41 (a)	500,000	425,988
RB Series 2016	3.13%	06/01/46 (a)(c)	275,000	214,679
Scott County School District Finance Corp.
RB Board of Education Series 2022	4.00%	09/01/45 (a)(c)	40,000	37,981
University of Kentucky
RB Series 2024	4.13%	10/01/54 (a)	500,000	455,244
				14,630,435
LOUISIANA 0.3%
City of Shreveport Water & Sewer Revenue
RB Series 2019 B	4.00%	12/01/49 (a)(c)	50,000	44,757
Refunding RB Series 2015	5.00%	12/01/40 (a)(c)	700,000	699,858
East Baton Rouge Sewerage Commission
Refunding RB Series 2019 A	4.00%	02/01/40 (a)	25,000	24,956
Refunding RB Series 2019 A	4.00%	02/01/45 (a)	300,000	286,441
Lafayette Parish School Board Sale Tax Revenue
RB Series 2023	4.00%	04/01/53 (a)	75,000	68,318
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/30 (a)	85,000	88,177
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/31 (a)	170,000	176,013
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/34 (a)	80,000	82,277
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/35 (a)	75,000	76,890
Louisiana Public Facilities Authority
RB Loyola University New Orleans Series 2023 A	5.25%	10/01/53 (a)	175,000	172,652
Refunding RB Tulane University Series 2020 A	5.00%	04/01/45 (a)	300,000	305,781
Refunding RB Tulane University Series 2023 A	5.00%	10/15/48 (a)	100,000	102,532
Refunding RB Tulane University Series 2023 A	5.00%	10/15/52 (a)	290,000	295,983
Louisiana Stadium & Exposition District
Refunding RB Series 2023 A	5.25%	07/01/53 (a)	1,100,000	1,143,164
Refunding RB Series 2023A	5.00%	07/01/48 (a)	1,000,000	1,023,613

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana State Citizens Property Insurance Corp.
Refunding RB Series 2016 A	5.00%	06/01/26	150,000	152,312
New Orleans Aviation Board
RB Parking Facilities Corp. Series 2018 A	5.00%	10/01/48 (a)(c)	250,000	252,533
State of Louisiana
GO Bonds Series 2024 E	5.00%	09/01/31	10,000	11,378
GO Bonds Series 2024 E	5.00%	09/01/32	100,000	115,002
Refunding GO Bonds Series 2016 B	5.00%	08/01/26	150,000	153,144
Refunding GO Bonds Series 2016 B	5.00%	08/01/28 (a)	150,000	152,872
Refunding GO Bonds Series 2023 A	5.00%	02/01/30	35,000	38,693
Refunding GO Bonds Series 2023 A	5.00%	02/01/34	125,000	144,670
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2024 A	5.00%	05/01/36 (a)	80,000	90,209
RB Series 2024 A	5.00%	05/01/39 (a)	1,050,000	1,153,574
				6,855,799
MARYLAND 1.8%
City of Baltimore
RB Wastewater Utility Fund Series 2017 A	5.00%	07/01/46 (a)	100,000	100,574
RB Wastewater Utility Fund Series 2019 A	5.00%	07/01/49 (a)	150,000	152,196
RB Water Utility Fund Series 2019 A	4.00%	07/01/49 (a)	700,000	640,737
County of Montgomery
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	145,000	148,766
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	85,000	89,532
Refunding GO Bonds Series 2024 B	5.00%	12/01/26	25,000	25,760
Refunding GO Bonds Series 2024 B	5.00%	12/01/27	575,000	608,120
County of Prince George’s
GO Bonds Series 2018 A	5.00%	07/15/27	105,000	109,958
GO Bonds Series 2018 A	5.00%	07/15/28	20,000	21,437
GO Bonds Series 2018 A	5.00%	07/15/29 (a)	470,000	503,145
GO Bonds Series 2018 A	4.00%	07/15/30 (a)	25,000	25,976
Maryland Stadium Authority
RB Baltimore City Public School Construction Financing Fund Series 2016	5.00%	05/01/46 (a)(b)	1,550,000	1,571,848
RB Baltimore City Public School Construction Financing Fund Series 2018 A	5.00%	05/01/42 (a)	205,000	209,534
RB Baltimore City Public School Construction Financing Fund Series 2020 A	5.00%	05/01/50	160,000	171,834
RB Built to Learn Revenue Series 2021	4.00%	06/01/46 (a)	510,000	470,280
RB Built to Learn Revenue Series 2021	2.75%	06/01/51 (a)	100,000	67,473
RB Built to Learn Revenue Series 2022 A	4.00%	06/01/47 (a)	320,000	293,078
RB Built to Learn Revenue Series 2024	5.00%	06/01/54 (a)	160,000	164,833
Maryland State Transportation Authority
RB Series 2020	4.00%	07/01/50 (a)	150,000	138,037
Refunding RB Series 2021 A	5.00%	07/01/46 (a)	180,000	186,190
Refunding RB Series 2021 A	5.00%	07/01/51 (a)	150,000	153,672
Refunding RB Series 2024 A	5.00%	07/01/32	125,000	143,843
Refunding RB Series 2024 A	5.00%	07/01/33	50,000	58,062
Refunding RB Series 2024 A	5.00%	07/01/35 (a)	30,000	34,739
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	3,795,000	4,262,000
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	115,000	127,916
State of Maryland
GO Bonds Series 2016 1st	3.00%	06/01/31 (a)	295,000	295,015
GO Bonds Series 2017 A	5.00%	08/01/27	245,000	256,780

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017 A	5.00%	03/15/29 (a)	300,000	310,138
GO Bonds Series 2017 A	5.00%	08/01/29 (a)	45,000	46,902
GO Bonds Series 2017 A	4.00%	03/15/30 (a)	35,000	35,729
GO Bonds Series 2017 A	4.00%	08/01/30 (a)	255,000	261,616
GO Bonds Series 2017 A	3.00%	08/01/31 (a)	25,000	25,047
GO Bonds Series 2018 2	4.00%	08/01/32 (a)	25,000	25,836
GO Bonds Series 2018 A	5.00%	03/15/26	185,000	187,026
GO Bonds Series 2019 1st	5.00%	03/15/27	90,000	93,403
GO Bonds Series 2019 1st	5.00%	03/15/31 (a)	45,000	48,829
GO Bonds Series 2019 A	5.00%	08/01/26	200,000	204,126
GO Bonds Series 2019 A	5.00%	08/01/28	25,000	26,838
GO Bonds Series 2019 A	5.00%	08/01/30 (a)	1,275,000	1,397,579
GO Bonds Series 2019 A	5.00%	08/01/31 (a)	105,000	114,689
GO Bonds Series 2019 A	2.13%	08/01/33 (a)	290,000	261,978
GO Bonds Series 2019 A	2.25%	08/01/34 (a)	100,000	89,049
GO Bonds Series 2020 A	5.00%	08/01/27	35,000	36,683
GO Bonds Series 2020 A	5.00%	08/01/28	35,000	37,574
GO Bonds Series 2020 A	5.00%	08/01/30	50,000	56,065
GO Bonds Series 2020 A	5.00%	08/01/31 (a)	260,000	289,891
GO Bonds Series 2020 A	5.00%	03/15/32 (a)	205,000	225,864
GO Bonds Series 2020 A	5.00%	08/01/35 (a)	65,000	70,561
GO Bonds Series 2021 A	5.00%	03/01/31	100,000	113,221
GO Bonds Series 2021 A	5.00%	08/01/31	80,000	91,109
GO Bonds Series 2021 A	5.00%	08/01/32 (a)	110,000	124,237
GO Bonds Series 2021 A	5.00%	03/01/35 (a)	235,000	258,432
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	125,000	136,564
GO Bonds Series 2021 A	4.00%	08/01/36 (a)	75,000	77,823
GO Bonds Series 2022 A	5.00%	06/01/28	30,000	32,081
GO Bonds Series 2022 A	5.00%	06/01/29	100,000	109,404
GO Bonds Series 2022 A	5.00%	06/01/33 (a)	190,000	216,358
GO Bonds Series 2022 A	5.00%	06/01/34 (a)	260,000	293,321
GO Bonds Series 2022 A	5.00%	06/01/35 (a)	150,000	167,740
GO Bonds Series 2022 A	5.00%	06/01/36 (a)	125,000	138,701
GO Bonds Series 2022 A	5.00%	06/01/37 (a)	200,000	220,246
GO Bonds Series 2023 A	5.00%	03/15/32	200,000	229,537
GO Bonds Series 2023 A	5.00%	03/15/33	8,000,000	9,273,755
GO Bonds Series 2023 A	5.00%	03/15/34 (a)	40,000	45,831
GO Bonds Series 2023 A	5.00%	03/15/37 (a)	100,000	111,519
GO Bonds Series 2023 A	5.00%	03/15/38 (a)	5,505,000	6,083,248
GO Bonds Series 2024 A	5.00%	06/01/35 (a)	5,455,000	6,319,428
GO Bonds Series 2024 A	5.00%	06/01/36 (a)	150,000	171,843
GO Bonds Series 2024 A	5.00%	06/01/37 (a)	55,000	62,415
Refunding GO Bonds Series 2015 B	4.00%	08/01/26	785,000	794,764
Refunding GO Bonds Series 2017 B	5.00%	08/01/26	185,000	188,816
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	125,000	131,010
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	165,000	177,134
Refunding GO Bonds Series 2022 C	4.00%	03/01/29	30,000	31,618
Refunding GO Bonds Series 2022 D	4.00%	08/01/29	170,000	180,215
State of Maryland Department of Transportation
RB Series 2015	4.00%	12/15/28 (a)	20,000	20,018
RB Series 2017	5.00%	09/01/29 (a)	55,000	57,692

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017	3.00%	09/01/32 (a)	305,000	304,910
RB Series 2017 0	5.00%	09/01/26	375,000	383,910
RB Series 2017 0	3.00%	09/01/31 (a)	50,000	50,137
RB Series 2018	5.00%	10/01/26	285,000	292,431
RB Series 2018	5.00%	10/01/28 (a)	85,000	87,202
RB Series 2018 0	3.50%	10/01/33 (a)	250,000	250,479
RB Series 2019	5.00%	10/01/27	25,000	26,318
RB Series 2019	5.00%	10/01/28 (a)	295,000	310,105
RB Series 2019	3.00%	10/01/30 (a)	250,000	251,329
RB Series 2019	2.13%	10/01/31 (a)	285,000	267,860
RB Series 2019	2.50%	10/01/33 (a)	195,000	182,701
RB Series 2019	3.00%	10/01/34 (a)	130,000	125,748
RB Series 2020	5.00%	10/01/31 (a)	20,000	22,295
RB Series 2020	5.00%	10/01/34 (a)	35,000	38,222
RB Series 2021 A	2.00%	10/01/34 (a)	100,000	86,662
RB Series 2021 A	2.13%	10/01/36 (a)	230,000	191,202
				43,606,349
MASSACHUSETTS 4.8%
Commonwealth of Massachusetts
GO Bonds Series 2006 E	5.00%	11/01/25 (c)	200,000	200,404
GO Bonds Series 2006 E	5.00%	11/01/26 (c)	5,000	5,143
GO Bonds Series 2015	4.00%	05/01/45 (a)	165,000	154,449
GO Bonds Series 2015 E	3.25%	09/01/38 (a)	1,100,000	1,023,056
GO Bonds Series 2015 E	3.25%	09/01/40 (a)	380,000	342,181
GO Bonds Series 2016 E	4.00%	04/01/35 (a)	85,000	85,015
GO Bonds Series 2016 E	3.00%	04/01/41 (a)	125,000	106,006
GO Bonds Series 2016 E	4.00%	04/01/42 (a)	250,000	241,267
GO Bonds Series 2016 E	3.00%	04/01/44 (a)	135,000	107,715
GO Bonds Series 2016 E	4.00%	04/01/46 (a)	430,000	395,621
GO Bonds Series 2016 G	4.00%	09/01/35 (a)	115,000	115,355
GO Bonds Series 2016 G	3.00%	09/01/46 (a)	1,080,000	834,253
GO Bonds Series 2016 H	5.00%	12/01/26	175,000	180,403
GO Bonds Series 2016 J	4.00%	12/01/44 (a)	320,000	301,180
GO Bonds Series 2016 J	4.00%	12/01/45 (a)	250,000	233,715
GO Bonds Series 2017 A	5.00%	04/01/47 (a)	35,000	35,353
GO Bonds Series 2017 B	5.00%	04/01/47 (a)	120,000	121,211
GO Bonds Series 2017 D	5.00%	02/01/36 (a)	65,000	66,557
GO Bonds Series 2017 D	3.25%	02/01/39 (a)	250,000	231,025
GO Bonds Series 2017 D	3.50%	02/01/40 (a)	110,000	102,452
GO Bonds Series 2017 D	4.00%	02/01/46 (a)	250,000	231,971
GO Bonds Series 2017 E	3.00%	11/01/34 (a)	115,000	112,798
GO Bonds Series 2017 E	3.00%	11/01/35 (a)	150,000	143,772
GO Bonds Series 2017 F	5.00%	11/01/40 (a)	100,000	102,482
GO Bonds Series 2017 F	5.00%	11/01/42 (a)	500,000	509,805
GO Bonds Series 2017 F	5.00%	11/01/43 (a)	8,665,000	8,819,686
GO Bonds Series 2018 A	5.00%	01/01/34 (a)	20,000	20,942
GO Bonds Series 2018 A	5.00%	01/01/40 (a)	25,000	25,640
GO Bonds Series 2018 A	5.00%	01/01/41 (a)	25,000	25,568
GO Bonds Series 2018 B	5.00%	01/01/31 (a)	10,000	10,583
GO Bonds Series 2018 B	5.00%	01/01/32 (a)	160,000	168,721

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2018 D	4.00%	05/01/48 (a)	200,000	183,135
GO Bonds Series 2018 E	5.00%	09/01/38 (a)	50,000	51,994
GO Bonds Series 2019 A	5.00%	01/01/38 (a)	5,000,000	5,252,670
GO Bonds Series 2019 A	5.00%	01/01/49 (a)	15,000	15,292
GO Bonds Series 2019 C	5.00%	05/01/40 (a)	25,000	26,082
GO Bonds Series 2019 C	5.00%	05/01/41 (a)	250,000	259,685
GO Bonds Series 2019 C	5.00%	05/01/42 (a)	90,000	93,102
GO Bonds Series 2019 C	5.00%	05/01/44 (a)	150,000	154,354
GO Bonds Series 2019 C	5.00%	05/01/45 (a)	155,000	159,266
GO Bonds Series 2019 G	3.00%	09/01/35 (a)	150,000	143,921
GO Bonds Series 2020 B	2.00%	03/01/34 (a)	35,000	30,607
GO Bonds Series 2020 B	2.50%	03/01/43 (a)	100,000	74,747
GO Bonds Series 2020 C	3.00%	03/01/48 (a)	345,000	260,553
GO Bonds Series 2020 C	2.75%	03/01/50 (a)	145,000	103,577
GO Bonds Series 2020 D	5.00%	07/01/31 (a)	250,000	278,032
GO Bonds Series 2020 D	3.00%	07/01/35 (a)	200,000	192,496
GO Bonds Series 2020 D	5.00%	07/01/36 (a)	300,000	324,377
GO Bonds Series 2020 D	3.00%	07/01/39 (a)	200,000	175,368
GO Bonds Series 2020 D	5.00%	07/01/40 (a)	105,000	110,896
GO Bonds Series 2020 D	5.00%	07/01/45 (a)	100,000	103,868
GO Bonds Series 2020 E	5.00%	11/01/45 (a)	250,000	260,289
GO Bonds Series 2020 E	5.00%	11/01/50 (a)	300,000	308,530
GO Bonds Series 2021 A	3.00%	03/01/36 (a)	500,000	475,238
GO Bonds Series 2021 B	2.00%	04/01/50 (a)	1,285,000	764,456
GO Bonds Series 2021 C	5.00%	09/01/31	430,000	490,771
GO Bonds Series 2021 C	2.38%	09/01/47 (a)	55,000	37,025
GO Bonds Series 2021 D	5.00%	09/01/50 (a)	250,000	256,298
GO Bonds Series 2022 A	5.00%	02/01/31	1,010,000	1,143,193
GO Bonds Series 2022 A	5.00%	02/01/32	65,000	74,575
GO Bonds Series 2022 A	4.00%	02/01/34 (a)	190,000	200,279
GO Bonds Series 2022 C	5.00%	10/01/32	2,125,000	2,456,125
GO Bonds Series 2022 C	5.00%	10/01/35 (a)	200,000	224,767
GO Bonds Series 2022 C	5.00%	10/01/37 (a)	125,000	138,107
GO Bonds Series 2022 C	5.25%	10/01/47 (a)	920,000	972,455
GO Bonds Series 2022 C	5.00%	10/01/52 (a)	210,000	216,600
GO Bonds Series 2022 D	5.00%	11/01/31	90,000	102,943
GO Bonds Series 2022 E	5.00%	11/01/42 (a)	170,000	180,738
GO Bonds Series 2022 E	5.00%	11/01/52 (a)	125,000	128,964
GO Bonds Series 2023 A	5.00%	05/01/26	225,000	228,356
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	3,565,000	3,721,554
GO Bonds Series 2023 A	5.00%	05/01/53 (a)	375,000	388,800
GO Bonds Series 2023 B	5.00%	10/01/33	40,000	46,568
GO Bonds Series 2023 B	5.00%	10/01/36 (a)	35,000	39,528
GO Bonds Series 2023 C	5.00%	10/01/46 (a)	100,000	104,994
GO Bonds Series 2023 C	5.00%	10/01/49 (a)	300,000	313,291
GO Bonds Series 2023 D	5.00%	10/01/52 (a)	100,000	103,927
GO Bonds Series 2023 D	5.00%	10/01/53 (a)	200,000	207,706
GO Bonds Series 2024 A	5.00%	01/01/27	100,000	103,302
GO Bonds Series 2024 A	5.00%	01/01/34	250,000	291,185
GO Bonds Series 2024 A	5.00%	01/01/36 (a)	45,000	51,330
GO Bonds Series 2024 A	5.00%	01/01/38 (a)	185,000	207,197

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 A	5.00%	01/01/39 (a)	15,000	16,650
GO Bonds Series 2024 A	5.00%	01/01/40 (a)	200,000	218,645
GO Bonds Series 2024 A	5.00%	01/01/41 (a)	50,000	54,169
GO Bonds Series 2024 A	5.00%	01/01/49 (a)	100,000	104,539
GO Bonds Series 2024 A	5.00%	01/01/54 (a)	2,160,000	2,243,702
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	30,000	33,941
GO Bonds Series 2024 B	5.00%	05/01/39 (a)	30,000	33,262
GO Bonds Series 2024 B	5.00%	05/01/46 (a)	35,000	36,956
GO Bonds Series 2024 E	5.00%	08/01/54 (a)	125,000	130,126
GO Bonds Series 2024 G	5.00%	12/01/35 (a)	10,000	11,552
GO Bonds Series 2024 H	5.00%	12/01/42 (a)	250,000	270,256
GO Bonds Series 2024 H	5.00%	12/01/45 (a)	150,000	159,464
GO Bonds Series 2024 I	5.00%	12/01/49 (a)	1,000,000	1,049,526
GO Bonds Series 2025 A	5.00%	04/01/55 (a)	6,225,000	6,501,022
GO Bonds Series 2025 B	5.00%	06/01/33	3,250,000	3,774,008
GO Bonds Series 2025 C	5.00%	06/01/49 (a)	1,300,000	1,368,273
Refunding GO Bonds Series 2015 A	5.00%	07/01/26	85,000	86,651
Refunding GO Bonds Series 2016 B	5.00%	07/01/27	350,000	366,396
Refunding GO Bonds Series 2016 B	5.00%	07/01/28	150,000	160,883
Refunding GO Bonds Series 2016 B	5.00%	07/01/31 (a)	25,000	25,470
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	50,000	50,834
Refunding GO Bonds Series 2016 C	5.00%	10/01/25	110,000	110,000
Refunding GO Bonds Series 2017 C	5.00%	10/01/25	300,000	300,000
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	1,750,000	1,796,157
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	210,000	221,196
Refunding GO Bonds Series 2017 E	5.00%	11/01/26	140,000	144,006
Refunding GO Bonds Series 2017 E	5.00%	11/01/27	145,000	152,859
Refunding GO Bonds Series 2018 B	5.00%	07/01/28	510,000	547,004
Refunding GO Bonds Series 2018 B	5.00%	07/01/29	235,000	257,928
Refunding GO Bonds Series 2020 B	5.00%	07/01/32 (a)	100,000	110,637
Refunding GO Bonds Series 2020 D	4.00%	11/01/37 (a)	35,000	35,383
Refunding GO Bonds Series 2020 D	4.00%	11/01/41 (a)	150,000	145,971
Refunding GO Bonds Series 2021 A	5.00%	09/01/30	50,000	56,209
Refunding GO Bonds Series 2022 A	5.00%	10/01/29	75,000	82,780
Refunding GO Bonds Series 2022 A	5.00%	10/01/30	175,000	197,064
Refunding GO Bonds Series 2022 A	5.00%	10/01/31	200,000	228,523
Refunding GO Bonds Series 2024 A	5.00%	03/01/29	1,150,000	1,252,736
Refunding GO Bonds Series 2024 A	5.00%	03/01/33	50,000	57,942
Refunding GO Bonds Series 2024 A	5.00%	03/01/34	100,000	116,609
Refunding GO Bonds Series 2024 A	5.00%	03/01/36 (a)	140,000	159,799
Refunding GO Bonds Series 2024 A	5.00%	03/01/38 (a)	250,000	280,075
Refunding GO Bonds Series 2024 A	5.00%	03/01/42 (a)	30,000	32,263
Refunding GO Bonds Series 2024 B	5.00%	11/01/35 (a)	90,000	103,274
Refunding GO Bonds Series 2024 B	5.00%	11/01/38 (a)	150,000	167,287
Refunding GO Bonds Series 2024 B	5.00%	11/01/40 (a)	175,000	191,881
Refunding GO Bonds Series 2024 B	5.00%	11/01/42 (a)	100,000	107,670
Refunding GO Bonds Series 2025 A	5.00%	07/01/30	360,000	403,329
Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	77,879
Refunding RB Series 2005	5.50%	01/01/28 (c)	20,000	21,349
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue
RB Series 2014 A	5.00%	06/15/27 (a)	25,000	25,039

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2016 B	4.00%	06/01/46 (a)	1,000,000	947,730
RB Series 2019 A	5.00%	06/01/49 (a)	500,000	510,050
RB Series 2021 A	4.00%	06/01/50 (a)	340,000	318,211
RB Series 2022 A	5.00%	06/01/50 (a)	285,000	293,055
RB Series 2022 B	5.00%	06/01/52 (a)	300,000	309,723
RB Series 2023 A	5.00%	06/01/53 (a)	195,000	202,238
RB Series 2023 B	5.00%	06/01/48 (a)	250,000	260,909
RB Series 2024 B	5.00%	06/01/54 (a)	3,000,000	3,125,499
Refunding RB Series 2016 A	5.00%	06/01/26	75,000	76,256
Refunding RB Series 2021 A	5.00%	06/01/43 (a)	130,000	135,752
Massachusetts Bay Transportation Authority Assessment Revenue
Refunding RB Series 2016 A	4.00%	07/01/26	70,000	70,848
Refunding RB Series 2016 A	5.00%	07/01/27 (a)	125,000	127,516
Refunding RB Series 2022 A-1	5.00%	07/01/37 (a)	75,000	82,576
Refunding RB Series 2022 A-1	3.13%	07/01/41 (a)	50,000	42,760
Refunding RB Series 2022 A-2	5.00%	07/01/52 (a)	250,000	258,040
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2005 A	5.00%	07/01/26	210,000	214,094
RB Series 2005 A	5.00%	07/01/27	240,000	251,159
RB Series 2005 A	5.00%	07/01/31	50,000	57,051
RB Series 2023 A-1	5.25%	07/01/48 (a)	30,000	31,912
RB Series 2023 A-1	4.00%	07/01/53 (a)	1,015,000	931,516
RB Series 2023 A-1	5.25%	07/01/53 (a)	545,000	575,731
RB Series 2025 B	4.75%	07/01/55 (a)	1,500,000	1,515,857
Refunding RB Series 2007 A-1	5.25%	07/01/34 (a)	95,000	113,328
Refunding RB Series 2016 A	3.34%	07/01/32 (a)(d)	170,000	136,447
Refunding RB Series 2020 B-1	5.00%	07/01/50 (a)	2,500,000	2,520,280
Refunding RB Series 2021 A-1	4.00%	07/01/36 (a)	200,000	204,908
Refunding RB Series 2021 A-1	4.00%	07/01/40 (a)	745,000	740,959
Refunding RB Series 2021 A-1	4.00%	07/01/51 (a)	1,450,000	1,339,916
Refunding RB Series 2024 A	5.00%	07/01/35	765,000	896,392
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	250,000	281,928
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	1,825,000	2,037,849
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	25,000	27,689
Refunding RB Series 2024 A	4.00%	07/01/44 (a)	250,000	238,253
Refunding RB Series 2024 A	5.00%	07/01/47 (a)	2,500,000	2,628,537
Refunding RB Series 2024 A	5.25%	07/01/52 (a)	250,000	266,360
Massachusetts Clean Water Trust
RB State Revolving Fund Series 2025 26B	5.00%	02/01/43 (a)	250,000	270,606
Massachusetts Department of Transportation
RB Series 1997 A	3.45%	01/01/28 (c)(d)	70,000	66,018
RB Series 1997 A	3.26%	01/01/29 (c)(d)	40,000	36,689
Massachusetts Development Finance Agency
RB Emerson College Series 2016 A	5.00%	01/01/47 (a)	200,000	192,927
RB Massachusetts Institute of Technology Series 2020 P	5.00%	07/01/50	1,000,000	1,104,408
RB President & Fellows of Harvard College Series 2024 B	5.00%	02/15/34 (a)	9,010,000	10,568,931
RB President & Fellows of Harvard College Series 2024 B	4.00%	02/15/36	500,000	538,533
RB Trustees of Boston College Series 2021 V	5.00%	07/01/55	250,000	280,414
RB Trustees of Boston University Series 2025 B-2	4.00%	10/01/48 (a)	500,000	461,418
RB Trustees of Boston University Series 2025 B-2	5.00%	10/01/48 (a)	380,000	399,831

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Broad Institute, Inc. Series 2017	4.00%	04/01/41 (a)	250,000	243,636
Refunding RB Northeastern University Series 2022	5.00%	10/01/39 (a)	205,000	220,719
Refunding RB Northeastern University Series 2022	5.00%	10/01/41 (a)	490,000	520,519
Refunding RB Northeastern University Series 2022	5.00%	10/01/44 (a)	335,000	349,058
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/26	275,000	280,635
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/27 (a)	500,000	510,164
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/28 (a)	260,000	265,166
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/29 (a)	185,000	186,540
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/33 (a)	95,000	96,416
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/34 (a)	150,000	152,095
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/36 (a)	550,000	550,273
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/36	85,000	100,486
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/40	250,000	289,888
Refunding RB Smith College Series 2025	5.00%	07/01/35	250,000	293,170
Refunding RB Suffolk University Series 2025	5.25%	07/01/55 (a)	2,500,000	2,476,270
Refunding RB Trustees of Boston College Series 2017 T	4.00%	07/01/42 (a)	85,000	82,651
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/40 (a)	250,000	274,479
Refunding RB Trustees of Boston College Series 2025 W	4.25%	07/01/55 (a)	1,000,000	946,120
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/55 (a)	200,000	207,117
Refunding RB Trustees of Boston University Series 2025 B-1	5.00%	10/01/38 (a)	250,000	280,756
Massachusetts Health & Educational Facilities Authority
RB Massachusetts Institute of Technology Series 2002 K	5.50%	07/01/32	95,000	113,353
Massachusetts School Building Authority
RB Series 2015 B	4.00%	01/15/45 (a)	200,000	191,060
RB Series 2018 A	4.00%	02/15/43 (a)	45,000	42,642
RB Series 2018 A	5.25%	02/15/48 (a)	200,000	204,438
RB Series 2018 B	5.25%	02/15/48 (a)	350,000	357,767
RB Series 2019 A	5.00%	02/15/44 (a)	500,000	512,127
RB Series 2019 A	5.00%	02/15/49 (a)(b)	140,000	141,205
Refunding RB Series 2015 C	5.00%	08/15/37 (a)	1,200,000	1,201,409
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Refunding RB Series 2018 A	5.00%	01/01/29	100,000	108,451
Refunding RB Series 2019 A	5.00%	01/01/26	130,000	130,825
Refunding RB Series 2019 A	5.00%	01/01/27	25,000	25,819
Refunding RB Series 2019 A	5.00%	01/01/30 (a)	50,000	54,238
Refunding RB Series 2019 A	5.00%	01/01/33 (a)	55,000	59,056
Massachusetts Water Resources Authority
RB Series 2016 C	5.00%	08/01/33 (a)(b)	100,000	102,180
RB Series 2016 C	5.00%	08/01/40 (a)(b)	465,000	475,136
Refunding RB Series 2007 B	5.25%	08/01/26 (c)	165,000	168,935
Refunding RB Series 2007 B	5.25%	08/01/28 (c)	150,000	162,526
Refunding RB Series 2007 B	5.25%	08/01/30 (c)	150,000	170,708
Refunding RB Series 2007 B	5.25%	08/01/33 (c)	250,000	296,822
Refunding RB Series 2016 C	5.00%	08/01/30 (a)	25,000	25,524
Refunding RB Series 2016 C	4.00%	08/01/36 (a)	65,000	65,137
Refunding RB Series 2016 C	4.00%	08/01/40 (a)	1,000,000	990,157
Refunding RB Series 2016 D	3.00%	08/01/42 (a)	50,000	40,687
Refunding RB Series 2017 C	5.00%	08/01/31 (a)	90,000	94,134
University of Massachusetts Building Authority
RB Series 2015 1	5.00%	11/01/40 (a)	50,000	50,039
RB Series 2017 1	5.25%	11/01/42 (a)	2,500,000	2,559,004

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020 1	5.00%	11/01/50 (a)	100,000	101,655
RB Series 2022 1	4.00%	11/01/46 (a)	100,000	93,650
RB Series 2022 1	5.00%	11/01/52 (a)	65,000	66,216
Refunding RB Series 2021 1	5.00%	11/01/25	50,000	50,098
Refunding RB Series 2021 1	5.00%	11/01/28	25,000	26,963
				114,065,839
MICHIGAN 1.2%
City of Grand Rapids
GO Bonds Series 2025	5.00%	04/01/55 (a)	500,000	515,126
City of Lansing
GO Bonds Series 2023 B	4.13%	06/01/48 (a)(c)	150,000	141,597
Detroit City School District
Refunding GO Bonds Series 2005 A	5.25%	05/01/30 (c)	125,000	139,535
Great Lakes Water Authority Sewage Disposal System Revenue
RB Series 2022 B	5.50%	07/01/52 (a)	500,000	529,934
Refunding RB Series 2016 C	5.00%	07/01/30 (a)	150,000	152,421
Refunding RB Series 2024 A	5.00%	07/01/26	325,000	330,969
Refunding RB Series 2024 A	5.00%	07/01/27	15,000	15,668
Refunding RB Series 2024 A	5.00%	07/01/32	195,000	223,614
Refunding RB Series 2024 A	5.00%	07/01/33	40,000	46,267
Refunding RB Series 2025 B	5.00%	07/01/35 (a)	1,000,000	1,140,189
Great Lakes Water Authority Water Supply System Revenue
RB Series 2016 B	5.00%	07/01/46 (a)	100,000	100,320
RB Series 2022 A	5.25%	07/01/47 (a)	5,090,000	5,361,827
Refunding RB Series 2016 D	5.00%	07/01/30 (a)	75,000	76,211
Refunding RB Series 2016 D	5.00%	07/01/36 (a)	75,000	75,917
Refunding RB Series 2024 A	5.00%	07/01/31	250,000	283,385
L’Anse Creuse Public Schools
GO Bonds Series 2025 I	5.00%	05/01/49 (a)(c)	40,000	41,768
Lansing Board of Water & Light
RB Series 2019 A	5.00%	07/01/48 (a)	1,055,000	1,073,751
Refunding RB Series 2024 A	5.00%	07/01/54 (a)	85,000	88,521
Refunding RB Series 2024A	5.00%	07/01/49 (a)	175,000	182,641
Michigan Finance Authority
RB County of Wayne Series 2018	4.00%	11/01/48 (a)	100,000	90,520
RB Detroit Public Lighting Authority Utility Users Tax Revenue Series 2014 B	5.00%	07/01/39 (a)(b)	200,000	200,168
Refunding RB Clean Water Revolving Fund Series 2016 B	5.00%	10/01/29 (a)	100,000	102,318
Michigan State Building Authority
RB Series 2021 I	4.00%	10/15/46 (a)	5,000	4,625
RB Series 2022 I	4.00%	10/15/52 (a)	250,000	226,127
Refunding RB Series 2015 I	5.00%	04/15/31 (a)(b)	200,000	200,181
Refunding RB Series 2015 I	5.00%	04/15/33 (a)(b)	150,000	150,136
Refunding RB Series 2015 I	5.00%	04/15/34 (a)(b)	755,000	755,683
Refunding RB Series 2015 I	5.00%	04/15/38 (a)(b)	100,000	100,090
Refunding RB Series 2016 I	5.00%	10/15/30 (a)	50,000	51,216
Refunding RB Series 2016 I	5.00%	10/15/31 (a)	175,000	179,100
Refunding RB Series 2016 I	5.00%	10/15/32 (a)	185,000	189,117
Refunding RB Series 2016 I	5.00%	04/15/41 (a)	190,000	192,412
Refunding RB Series 2016 I	5.00%	10/15/46 (a)	70,000	70,387
Refunding RB Series 2019 I	4.00%	04/15/54 (a)	250,000	223,792

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 I	3.00%	10/15/45 (a)	100,000	81,276
Refunding RB Series 2025 I	5.00%	04/15/28	2,000,000	2,127,758
Refunding RB Series 2025 I	5.25%	04/15/60 (a)	250,000	263,081
Michigan State University
RB Series 2019 B	4.00%	02/15/44 (a)	100,000	94,078
RB Series 2024 A	5.00%	08/15/49 (a)	385,000	402,500
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	640,000	664,013
State of Michigan Trunk Line Revenue
RB Series 2020 B	5.00%	11/15/27	205,000	216,573
RB Series 2020 B	5.00%	11/15/29	135,000	149,392
RB Series 2020 B	5.00%	11/15/30	250,000	282,310
RB Series 2020 B	5.00%	11/15/31 (a)	100,000	111,964
RB Series 2020 B	5.00%	11/15/32 (a)	50,000	55,536
RB Series 2020 B	4.00%	11/15/38 (a)	100,000	100,632
RB Series 2020 B	4.00%	11/15/45 (a)	530,000	495,248
RB Series 2020 B	5.00%	11/15/45 (a)	5,320,000	5,471,526
RB Series 2021 A	5.00%	11/15/35 (a)	95,000	105,212
RB Series 2021 A	4.00%	11/15/36 (a)	90,000	92,127
RB Series 2021 A	4.00%	11/15/37 (a)	500,000	507,632
RB Series 2021 A	4.00%	11/15/38 (a)	50,000	50,371
RB Series 2021 A	4.00%	11/15/39 (a)	200,000	200,328
RB Series 2021 A	4.00%	11/15/41 (a)	140,000	135,519
RB Series 2021 A	4.00%	11/15/44 (a)	470,000	439,344
RB Series 2021 A	4.00%	11/15/46 (a)	200,000	185,462
RB Series 2023	5.00%	11/15/30	30,000	33,877
RB Series 2023	5.00%	11/15/37 (a)	75,000	84,261
RB Series 2023	5.00%	11/15/42 (a)	1,000,000	1,070,946
RB Series 2023	5.00%	11/15/46 (a)	150,000	157,629
RB Series 2023	5.25%	11/15/49 (a)	200,000	213,429
RB Series 2023	5.50%	11/15/49 (a)	125,000	135,698
Troy School District
GO Bonds Series 2023	5.00%	05/01/52 (a)(c)	130,000	134,239
University of Michigan
RB Series 2015	5.00%	04/01/46 (a)(b)	60,000	60,722
Refunding RB Series 2017 A	5.00%	04/01/26	30,000	30,370
Wayne County Airport Authority
RB Detroit Metropolitan Wayne County Airport Series 2015 D	5.00%	12/01/45 (a)(c)	110,000	110,028
RB Detroit Metropolitan Wayne County Airport Series 2021 A	5.00%	12/01/46 (a)	500,000	512,845
				28,031,459
MINNESOTA 0.5%
Metropolitan Council
GO Bonds Series 2021 C	5.00%	12/01/26	145,000	149,442
GO Bonds Series 2021 C	5.00%	12/01/27	20,000	21,082
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024 A	5.00%	01/01/52 (a)	45,000	46,401
RB Series 2024 A	4.00%	01/01/54 (a)	390,000	347,357
Refunding RB Series 2016 A	5.00%	01/01/26	105,000	105,642
Refunding RB Series 2016 A	5.00%	01/01/27	350,000	361,470

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	115,000	118,498
Refunding RB Series 2022 A	5.00%	01/01/52 (a)	415,000	422,498
Minnesota Public Facilities Authority State Revolving Fund
RB Series 2023 A	5.00%	03/01/26	25,000	25,254
RB Series 2023 A	5.00%	03/01/31	80,000	90,143
RB Series 2023 A	5.00%	03/01/32	100,000	114,081
RB Series 2023 A	5.00%	03/01/33	635,000	731,242
RB Series 2023 A	5.00%	03/01/35 (a)	100,000	113,308
North St. Paul-Maplewood-Oakdale Independent School District No. 622
GO Bonds Series 2019 A	3.00%	02/01/46 (a)(c)	10,000	8,189
Southern Minnesota Municipal Power Agency
RB Series 1994 A	3.51%	01/01/26 (c)(d)	25,000	24,789
State of Minnesota
COP Series 2023	5.00%	11/01/37 (a)	265,000	296,106
COP Series 2023	5.00%	11/01/38 (a)	300,000	331,265
COP Series 2023	5.00%	11/01/39 (a)	40,000	43,796
COP Series 2023	5.00%	11/01/42 (a)	150,000	160,105
GO Bonds Series 2021 A	5.00%	09/01/28	15,000	16,148
GO Bonds Series 2021 A	4.00%	09/01/34 (a)	85,000	88,820
GO Bonds Series 2021 A	4.00%	09/01/37 (a)	5,000,000	5,092,419
GO Bonds Series 2021 A	4.00%	09/01/39 (a)	60,000	60,674
GO Bonds Series 2024 A	5.00%	08/01/28	70,000	75,208
GO Bonds Series 2024 A	5.00%	08/01/32	200,000	230,081
GO Bonds Series 2024 A	5.00%	08/01/33	1,000,000	1,160,441
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	300,000	345,113
GO Bonds Series 2024 A	5.00%	08/01/41 (a)	100,000	109,795
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	100,000	107,550
Refunding GO Bonds Series 2016 D	5.00%	08/01/26	125,000	127,610
Refunding GO Bonds Series 2017 D	5.00%	10/01/28 (a)	100,000	105,321
Refunding GO Bonds Series 2023 E	5.00%	08/01/26	265,000	270,533
Refunding GO Bonds Series 2023 E	5.00%	08/01/28	125,000	134,299
Refunding GO Bonds Series 2023 E	5.00%	08/01/32	1,135,000	1,305,708
Refunding RB Series 2022 A	5.00%	03/01/27	180,000	186,616
Refunding RB Series 2022 A	5.00%	03/01/30	135,000	149,255
University of Minnesota
RB Series 2016 A	5.00%	04/01/41 (a)	25,000	25,103
				13,101,362
MISSISSIPPI 0.1%
State of Mississippi
GO Bonds Series 2017 A	5.00%	10/01/32 (a)(b)	230,000	241,800
GO Bonds Series 2017 A	5.00%	10/01/34 (a)(b)	110,000	115,644
GO Bonds Series 2019 B	4.00%	10/01/39 (a)	150,000	150,250
Refunding GO Bonds Series 2017 A	5.00%	10/01/27	160,000	168,370
Refunding GO Bonds Series 2017 A	5.00%	10/01/28 (a)	50,000	52,560
Refunding GO Bonds Series 2017 A	5.00%	10/01/29 (a)	835,000	877,442
State of Mississippi Gaming Tax Revenue
RB Series 2019 A	4.00%	10/15/38 (a)	1,300,000	1,272,403
West Rankin Utility Authority
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,931
				2,931,400

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 0.2%
City of Kansas City Sanitary Sewer System Revenue
RB Series 2018 A	4.00%	01/01/42 (a)	20,000	19,397
City of Kansas City Water Revenue
RB Series 2025 A	5.00%	12/01/49 (a)	250,000	261,803
City of Springfield Public Utility Revenue
Refunding RB Series 2025	5.00%	08/01/31	250,000	283,695
Refunding RB Series 2025	5.00%	08/01/34	1,000,000	1,162,305
City of St. Louis Airport Revenue
RB Series 2005	5.50%	07/01/28 (c)	45,000	48,611
RB Series 2024 A	5.25%	07/01/54 (a)(c)	115,000	120,893
County of Jackson
RB Series 2023 A	4.38%	12/01/58 (a)	100,000	95,640
Curators of the University of Missouri
RB Series 2020 B	5.00%	11/01/30	100,000	112,755
Refunding RB Series 2024	5.00%	11/01/25	50,000	50,095
Refunding RB Series 2024	5.00%	11/01/34	500,000	586,584
Health & Educational Facilities Authority of the State of Missouri
RB St. Louis University Series 2019 A	5.00%	10/01/46 (a)	55,000	56,029
Metropolitan St. Louis Sewer District
RB Series 2016 C	4.00%	05/01/41 (a)	50,000	50,287
Refunding RB Series 2017 A	5.00%	05/01/29 (a)	75,000	77,915
Missouri Development Finance Board
RB Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis Series 2022	5.25%	05/01/55 (a)	25,000	25,651
Missouri Highway & Transportation Commission
RB Series 2022 A	5.00%	05/01/27	100,000	104,094
RB Series 2022 A	5.00%	05/01/28	110,000	117,372
RB Series 2023 A	5.00%	05/01/26	425,000	431,115
Refunding RB Series 2014 A	5.00%	05/01/26	650,000	659,504
Springfield School District No. R-12
GO Bonds Series 2019	5.00%	03/01/37 (a)	135,000	141,835
GO Bonds Series 2023	4.00%	03/01/41 (a)(c)	500,000	500,141
St. Charles County Francis Howell R-III School District
Refunding GO Bonds Series 2022	5.00%	03/01/42 (a)	325,000	340,213
				5,245,934
NEBRASKA 0.4%
Nebraska Public Power District
Refunding RB Series 2023 A	5.00%	07/01/28 (a)	145,000	153,033
Omaha Public Power District
RB Series 2019 A	5.00%	02/01/31 (a)	200,000	216,130
RB Series 2021 A	5.00%	02/01/46 (a)	80,000	82,140
RB Series 2022 A	5.00%	02/01/47 (a)	100,000	103,219
RB Series 2022 A	5.25%	02/01/52 (a)	150,000	156,429
RB Series 2023 A	5.25%	02/01/53 (a)	4,965,000	5,215,422
RB Series 2024 A	5.50%	02/01/49 (a)	105,000	112,847
RB Series 2024 C	4.00%	02/01/49 (a)	100,000	92,603
Refunding RB Series 2017 A	4.00%	02/01/42 (a)	150,000	146,520
Refunding RB Series 2021 B	4.00%	02/01/46 (a)	560,000	520,464
Refunding RB Series 2024 B	5.00%	02/01/35 (a)	100,000	114,466

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 B	5.00%	02/01/36 (a)	500,000	567,151
Refunding RB Series 2024 B	5.00%	02/01/37 (a)	70,000	78,230
Refunding RB Series 2024 B	5.00%	02/01/38 (a)	70,000	77,409
Omaha Public Power District Nebraska City Station Unit 2
Refunding RB Series 2016 A	5.00%	02/01/49 (a)	545,000	544,035
University of Nebraska Facilities Corp.
RB Series 2021 A	4.00%	07/15/59 (a)	110,000	99,057
RB Series 2021 A	4.00%	07/15/62 (a)	200,000	178,916
				8,458,071
NEVADA 0.4%
City of Henderson
GO Bonds Series 2020 A-1	4.00%	06/01/45 (a)	100,000	95,580
Clark County School District
Refunding GO Bonds Series 2017 A	5.00%	06/15/26	50,000	50,826
Clark County Water Reclamation District
GO Bonds Series 2023	5.00%	07/01/53 (a)	250,000	258,577
County of Clark
GO Bonds Series 2018	4.00%	07/01/45 (a)	285,000	273,755
GO Bonds Series 2018 A	5.00%	06/01/43 (a)	165,000	168,428
GO Bonds Series 2018 A	5.00%	05/01/48 (a)	300,000	304,288
RB Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue Series 2022	5.00%	07/01/36 (a)	20,000	22,151
Refunding GO Bonds Series 2016 B	5.00%	11/01/26	185,000	190,113
County of Clark Department of Aviation
RB Series 2024 B	5.00%	07/01/29	150,000	163,900
Refunding RB Series 2024 A	5.00%	07/01/29	1,000,000	1,091,913
County of Clark Passenger Facility Charge Revenue
Refunding RB Series 2019 E	5.00%	07/01/33 (a)	100,000	107,107
County of Washoe Gas Tax Revenue
Refunding RB Series 2018	5.00%	02/01/42 (a)	2,000,000	2,057,486
Las Vegas Convention & Visitors Authority
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	5.00%	07/01/43 (a)	1,100,000	1,124,172
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	4.00%	07/01/49 (a)	35,000	31,699
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2023 A	5.00%	07/01/49 (a)	150,000	155,024
Las Vegas Valley Water District
GO Bonds Series 2022 A	4.00%	06/01/51 (a)	250,000	230,016
GO Bonds Series 2025 A	5.00%	06/01/44 (a)	120,000	127,760
Refunding GO Bonds Series 2016 A	5.00%	06/01/41 (a)	75,000	75,353
Refunding GO Bonds Series 2016 A	5.00%	06/01/46 (a)	200,000	200,380
Refunding GO Bonds Series 2024 A	5.00%	06/01/38 (a)	590,000	659,264
State of Nevada Highway Improvement Revenue
RB Series 2017	5.00%	12/01/30 (a)	225,000	233,603
RB Series 2017	5.00%	12/01/31 (a)	100,000	103,558
RB Series 2017	4.00%	12/01/33 (a)	1,310,000	1,322,611
Washoe County School District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	300,000	287,063
				9,334,627

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW HAMPSHIRE 0.0%
New Hampshire Health & Education Facilities Authority Act
RB Trustees of Dartmouth College Series 2025 A	5.00%	06/01/35	275,000	318,918
NEW JERSEY 4.5%
Garden State Preservation Trust
RB Series 2003 B	3.33%	11/01/25 (c)(d)	30,000	29,921
Gloucester County Improvement Authority
RB Rowan University Series 2024	5.00%	07/01/49 (a)(c)	100,000	103,447
Hudson County Improvement Authority
RB Series 2016	5.25%	05/01/51 (a)	50,000	50,205
RB Series 2020	4.00%	10/01/51 (a)	50,000	46,036
Middlesex County Improvement Authority
RB Rutgers The State University of New Jersey Series 2023 A	5.00%	08/15/53 (a)	500,000	519,026
New Jersey Economic Development Authority
RB Series 2015 WW	5.25%	06/15/28 (a)	100,000	100,140
RB Series 2016 AAA	5.00%	06/15/41 (a)(b)	440,000	453,285
RB Series 2016 BBB	5.50%	06/15/29 (a)(b)	125,000	129,512
RB Series 2016 BBB	4.75%	06/15/31 (a)(b)	1,175,000	1,207,010
RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	77,707
RB Series 2017 B	4.13%	06/15/39 (a)(c)	30,000	30,051
RB Series 2017 DDD	5.00%	06/15/42 (a)(b)	55,000	57,382
RB Series 2018 A	5.00%	06/15/42 (a)	1,250,000	1,273,301
RB Series 2018 A	5.00%	06/15/47 (a)	250,000	252,920
RB Series 2020 A	5.00%	11/01/44 (a)	1,000,000	1,023,289
RB Series 2021 QQQ	4.00%	06/15/46 (a)	350,000	317,688
RB Series 2021 QQQ	4.00%	06/15/50 (a)	100,000	88,938
RB Series 2022 A	5.00%	11/01/52 (a)	295,000	302,057
Refunding RB Series 2005 N1	5.50%	09/01/26 (c)	1,140,000	1,169,808
Refunding RB Series 2023 RRR	5.00%	03/01/26	1,000,000	1,009,432
Refunding RB Series 2023 RRR	5.00%	03/01/28	1,250,000	1,323,229
Refunding RB Series 2024 SSS	5.00%	06/15/26	500,000	508,186
Refunding RB Series 2024 SSS	5.25%	06/15/36 (a)	25,000	28,462
Refunding RB Motor Vehicle Surcharge Revenue Series 2017 A	3.13%	07/01/31 (a)(c)	75,000	73,770
Refunding RB Transit Corp. Series 2017 B	5.00%	11/01/25 (c)	100,000	100,180
New Jersey Educational Facilities Authority
RB Series 2016 B	5.00%	09/01/36 (a)	160,000	162,094
RB Trustees of Princeton University Series 2015 D	4.00%	07/01/45 (a)	100,000	97,386
RB Trustees of Princeton University Series 2022 A	5.00%	03/01/27	1,375,000	1,425,146
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/33	300,000	348,309
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/37 (a)	775,000	881,954
RB Trustees of Princeton University Series 2024 A-2	5.00%	03/01/43 (a)	1,780,000	1,918,676
RB Trustees of Princeton University Series 2024 B	4.00%	03/01/53 (a)	200,000	188,339
RB Trustees of Princeton University Series 2024 B	5.25%	03/01/54 (a)	200,000	215,676
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/28 (a)	90,000	94,047
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/29 (a)	100,000	104,487
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/27	30,000	31,094
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/29	230,000	250,468
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/44 (a)	250,000	268,144

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Authority
RB Series 2006 C	2.91%	12/15/26 (c)(d)	45,000	43,508
RB Series 2006 C	3.44%	12/15/28 (c)(d)	60,000	54,787
RB Series 2006 C	3.15%	12/15/29 (c)(d)	210,000	186,615
RB Series 2006 C	3.28%	12/15/30 (c)(d)	50,000	42,932
RB Series 2006 C	4.05%	12/15/32 (c)(d)	5,380,000	4,285,547
RB Series 2006 C	4.24%	12/15/33 (c)(d)	4,000,000	3,048,419
RB Series 2006 C	3.64%	12/15/34 (c)(d)	460,000	334,460
RB Series 2006 C	3.39%	12/15/35 (c)(d)	35,000	24,024
RB Series 2008 A	3.57%	12/15/28 (d)	110,000	100,507
RB Series 2008 A	4.07%	12/15/35 (d)	215,000	147,871
RB Series 2008 A	3.62%	12/15/36 (a)(d)	30,000	19,601
RB Series 2008 A	4.29%	12/15/38 (d)	185,000	108,235
RB Series 2009 A	3.48%	12/15/32 (a)(d)	265,000	210,493
RB Series 2009 A	3.77%	12/15/33 (d)	230,000	174,719
RB Series 2009 A	3.84%	12/15/34 (d)	170,000	123,158
RB Series 2009 A	3.99%	12/15/38 (a)(d)	300,000	175,517
RB Series 2009 A	4.02%	12/15/39 (d)	50,000	27,710
RB Series 2010 A	2.69%	12/15/26 (d)	1,650,000	1,595,678
RB Series 2010 A	2.61%	12/15/27 (d)	300,000	282,279
RB Series 2010 A	3.46%	12/15/28 (d)	700,000	639,588
RB Series 2010 A	3.36%	12/15/29 (d)	125,000	110,896
RB Series 2010 A	2.78%	12/15/30 (d)	1,750,000	1,505,720
RB Series 2010 A	3.78%	12/15/31 (a)(d)	210,000	173,753
RB Series 2010 A	3.75%	12/15/33 (d)	100,000	75,965
RB Series 2010 A	3.53%	12/15/34 (d)	85,000	61,579
RB Series 2010 A	4.47%	12/15/40 (d)	280,000	145,999
RB Series 2014 AA	4.25%	06/15/44 (a)	1,000,000	963,458
RB Series 2014 BB1	5.00%	06/15/32 (a)	215,000	228,985
RB Series 2014BB-1	5.00%	06/15/33 (a)	80,000	84,752
RB Series 2016 A-1	5.00%	06/15/27 (a)	4,100,000	4,167,703
RB Series 2016 A-1	5.00%	06/15/28 (a)	500,000	508,186
RB Series 2016 A-1	5.00%	06/15/30 (a)	1,480,000	1,503,644
RB Series 2016 A-1	4.10%	06/15/31 (a)	100,000	100,789
RB Series 2019 AA	4.00%	06/15/36 (a)	1,500,000	1,510,330
RB Series 2019 AA	5.00%	06/15/46 (a)	1,085,000	1,100,889
RB Series 2019 BB	5.00%	06/15/33 (a)	200,000	211,879
RB Series 2019 BB	3.25%	06/15/39 (a)	235,000	209,273
RB Series 2019 BB	4.00%	06/15/44 (a)	1,000,000	919,137
RB Series 2019 BB	3.50%	06/15/46 (a)	300,000	247,370
RB Series 2019 BB	4.00%	06/15/50 (a)	1,160,000	1,039,451
RB Series 2019 BB	5.00%	06/15/50 (a)(b)	195,000	211,078
RB Series 2019BB	5.00%	06/15/44 (a)	350,000	356,280
RB Series 2020 AA	4.00%	06/15/35 (a)	220,000	224,389
RB Series 2020 AA	4.00%	06/15/36 (a)	140,000	141,513
RB Series 2020 AA	5.00%	06/15/36 (a)	100,000	107,479
RB Series 2020 AA	5.00%	06/15/38 (a)	200,000	212,156
RB Series 2020 AA	4.00%	06/15/40 (a)	100,000	97,723
RB Series 2020 AA	4.00%	06/15/45 (a)	780,000	712,736
RB Series 2020 AA	3.00%	06/15/50 (a)	250,000	184,803
RB Series 2020 AA	4.00%	06/15/50 (a)	175,000	156,814

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020 AA	5.00%	06/15/50 (a)(b)	45,000	50,775
RB Series 2020 AA	5.00%	06/15/50 (a)	155,000	158,073
RB Series 2022 A	4.00%	06/15/40 (a)	50,000	48,862
RB Series 2022 A	4.00%	06/15/41 (a)	100,000	96,232
RB Series 2022 BB	5.00%	06/15/36 (a)	45,000	48,947
RB Series 2022 BB	4.00%	06/15/39 (a)	500,000	494,456
RB Series 2022 BB	4.00%	06/15/50 (a)	250,000	224,020
RB Series 2022 CC	5.00%	06/15/35 (a)	50,000	55,559
RB Series 2022 CC	5.00%	06/15/40 (a)	180,000	191,988
RB Series 2022 CC	5.25%	06/15/41 (a)	100,000	107,604
RB Series 2022 CC	5.00%	06/15/44 (a)	150,000	156,045
RB Series 2022 CC	5.25%	06/15/46 (a)(b)	105,000	123,124
RB Series 2022 CC	5.25%	06/15/46 (a)	210,000	220,483
RB Series 2022 CC	5.00%	06/15/48 (a)(b)	60,000	69,377
RB Series 2022 CC	5.50%	06/15/50 (a)(b)	1,500,000	1,783,408
RB Series 2023 BB	5.00%	06/15/35 (a)	120,000	134,961
RB Series 2023 BB	5.00%	06/15/43 (a)	1,500,000	1,576,621
RB Series 2023 BB	5.00%	06/15/46 (a)	480,000	497,721
RB Series 2023 BB	5.25%	06/15/50 (a)	200,000	209,675
RB Series 2024 CC	5.00%	06/15/32	250,000	283,587
RB Series 2024 CC	5.00%	06/15/35 (a)	500,000	568,991
RB Series 2024 CC	5.00%	06/15/36 (a)	2,230,000	2,506,444
RB Series 2024 CC	5.00%	06/15/37 (a)	65,000	72,176
RB Series 2024 CC	5.00%	06/15/45 (a)	250,000	261,156
RB Series 2024 CC	4.13%	06/15/50 (a)	1,130,000	1,047,049
RB Series 2024 CC	4.13%	06/15/55 (a)	100,000	90,977
RB Series 2024 CC	5.25%	06/15/55 (a)	335,000	350,317
RB Series 2024CC	5.00%	06/15/31	50,000	56,190
Refunding RB Series 2018 A	5.00%	12/15/27	275,000	289,617
Refunding RB Series 2018 A	5.00%	06/15/30 (a)	75,000	76,198
Refunding RB Series 2018 A	5.00%	12/15/30 (a)	150,000	160,756
Refunding RB Series 2018 A	5.00%	06/15/31 (a)	290,000	294,442
Refunding RB Series 2018 A	5.00%	12/15/33 (a)	1,105,000	1,167,951
Refunding RB Series 2018 A	5.00%	12/15/34 (a)	210,000	220,918
Refunding RB Series 2019 A	4.00%	12/15/39 (a)	65,000	64,086
Refunding RB Series 2021 A	5.00%	06/15/28	250,000	266,197
Refunding RB Series 2021 A	5.00%	06/15/29	10,000	10,871
Refunding RB Series 2021 A	5.00%	06/15/30	135,000	149,491
Refunding RB Series 2021 A	5.00%	06/15/31	100,000	112,328
Refunding RB Series 2021 A	5.00%	06/15/32 (a)	200,000	223,151
Refunding RB Series 2021 A	5.00%	06/15/33 (a)	100,000	110,745
Refunding RB Series 2021 A	4.00%	06/15/34 (a)	30,000	30,929
Refunding RB Series 2021 A	4.00%	06/15/35 (a)	215,000	219,550
Refunding RB Series 2022 AA	5.00%	06/15/27	1,000,000	1,041,333
Refunding RB Series 2022 AA	5.00%	06/15/30	105,000	116,271
Refunding RB Series 2022 AA	5.00%	06/15/37 (a)	200,000	216,858
Refunding RB Series 2023 AA	5.00%	06/15/30	30,000	33,220
Refunding RB Series 2023 AA	5.00%	06/15/34 (a)	35,000	39,532
Refunding RB Series 2023 AA	5.00%	06/15/35 (a)	500,000	558,992
Refunding RB Series 2023 AA	5.00%	06/15/37 (a)	25,000	27,381
Refunding RB Series 2023 AA	5.00%	06/15/39 (a)	20,000	21,581

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023A	4.25%	06/15/40 (a)	400,000	400,010
Refunding RB Series 2024 A	5.00%	06/15/32	1,860,000	2,109,668
Refunding RB Series 2024 A	5.00%	06/15/33	515,000	587,660
Refunding RB Series 2024 A	5.00%	06/15/34	3,750,000	4,290,623
Refunding RB Series 2024 A	5.00%	06/15/35 (a)	295,000	335,633
Refunding RB Series 2024 A	5.00%	06/15/38 (a)	500,000	550,118
Refunding RB Series 2024 A	5.25%	06/15/39 (a)	115,000	127,787
Refunding RB Series 2024 AA	5.00%	06/15/39 (a)	1,220,000	1,331,162
Refunding RB Series 2024 AA	4.00%	06/15/40 (a)	250,000	244,308
Refunding RB Series 2024 AA	5.25%	06/15/41 (a)	1,000,000	1,093,574
Refunding RB Series 2024 AA	4.00%	06/15/42 (a)	500,000	472,836
Refunding RB Series 2024A	5.00%	06/15/36 (a)	855,000	960,986
Refunding RB Series 2024AA	5.00%	06/15/42 (a)	200,000	212,816
New Jersey Turnpike Authority
RB Series 2005 D-3	5.25%	01/01/26 (c)	270,000	271,750
RB Series 2005 D-4	5.25%	01/01/26 (c)	1,330,000	1,338,619
RB Series 2017 A	5.00%	01/01/27	200,000	206,078
RB Series 2019 A	4.00%	01/01/48 (a)	2,155,000	2,000,747
RB Series 2019 A	5.00%	01/01/48 (a)	3,000,000	3,058,784
RB Series 2020 D	5.00%	01/01/28	115,000	118,230
RB Series 2021 A	4.00%	01/01/42 (a)	305,000	298,169
RB Series 2021 A	4.00%	01/01/51 (a)	100,000	91,972
RB Series 2022 B	5.00%	01/01/46 (a)	120,000	125,328
RB Series 2022 B	4.50%	01/01/48 (a)	5,000,000	5,012,052
RB Series 2022 B	5.25%	01/01/52 (a)	150,000	157,893
RB Series 2024 B	5.25%	01/01/49 (a)	1,125,000	1,196,252
RB Series 2025 A	4.75%	01/01/50 (a)	3,000,000	3,060,998
RB Series 2025 B	5.00%	01/01/26	3,000,000	3,016,909
RB Series 2025 B	5.00%	01/01/33	1,000,000	1,144,320
RB Series 2025 B	5.00%	01/01/34	1,000,000	1,151,987
Refunding RB Series 2005 A	5.25%	01/01/27 (c)	115,000	118,976
Refunding RB Series 2005 A	5.25%	01/01/28 (c)	80,000	85,125
Refunding RB Series 2017 B	5.00%	01/01/28	100,000	105,636
Refunding RB Series 2017 B	4.00%	01/01/37 (a)	95,000	95,518
Refunding RB Series 2017 E	5.00%	01/01/29 (a)	95,000	100,197
Refunding RB Series 2017 G	5.00%	01/01/36 (a)	90,000	93,427
Refunding RB Series 2017 G	3.25%	01/01/38 (a)	200,000	184,924
Refunding RB Series 2017 G	4.00%	01/01/43 (a)	150,000	144,287
Refunding RB Series 2022 C	5.00%	01/01/30	100,000	110,153
Refunding RB Series 2024 C	5.00%	01/01/44 (a)	400,000	424,479
Refunding RB Series 2024 C	5.00%	01/01/45 (a)	150,000	158,680
South Jersey Transportation Authority
RB Series 2022 A	4.63%	11/01/47 (a)	85,000	84,756
RB Series 2022 A	5.25%	11/01/52 (a)	200,000	208,391
RB Series 2022 A	5.25%	11/01/52 (a)(c)	500,000	527,167
State of New Jersey
GO Bonds Series 2020 A	5.00%	06/01/26	325,000	330,032
GO Bonds Series 2020 A	5.00%	06/01/27	525,000	546,268
GO Bonds Series 2020 A	5.00%	06/01/28	1,500,000	1,599,630
GO Bonds Series 2020 A	5.00%	06/01/29	1,805,000	1,966,105
GO Bonds Series 2020 A	4.00%	06/01/30	1,785,000	1,904,846

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 A	4.00%	06/01/31	755,000	811,888
GO Bonds Series 2020 A	4.00%	06/01/32	1,225,000	1,321,253
				107,987,402
NEW MEXICO 0.1%
New Mexico Finance Authority
RB Department of Transportation Series 2021 A	5.00%	06/15/28	405,000	432,606
RB Department of Transportation Series 2021 A	5.00%	06/15/29	65,000	70,908
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/27	100,000	104,510
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/28	25,000	26,704
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/29 (a)	165,000	175,689
State of New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	34,301
GO Bonds Series 2025	5.00%	03/01/27	295,000	305,968
State of New Mexico Severance Tax Permanent Fund
RB Series 2021 A	5.00%	07/01/26	135,000	137,429
RB Series 2021 A	5.00%	07/01/28	130,000	138,965
RB Series 2021 A	5.00%	07/01/29	470,000	513,199
RB Series 2021 A	5.00%	07/01/30	100,000	111,416
RB Series 2021 A	5.00%	07/01/31	120,000	135,544
RB Series 2022 A	5.00%	07/01/30	650,000	724,204
RB Series 2022 A	5.00%	07/01/32	35,000	39,903
RB Series 2022 B	5.00%	07/01/26	200,000	203,598
RB Series 2022 B	5.00%	07/01/28	35,000	37,414
				3,192,358
NEW YORK 26.2%
Battery Park City Authority
RB Series 2019 A	4.00%	11/01/44 (a)	100,000	97,360
RB Series 2019 A	5.00%	11/01/49 (a)	15,000	15,475
RB Series 2023 A	5.00%	11/01/48 (a)	325,000	341,145
RB Series 2023 A	5.00%	11/01/53 (a)	4,055,000	4,237,427
Refunding RB Series 2023 B	5.00%	11/01/25	25,000	25,055
Refunding RB Series 2023 B	5.00%	11/01/27	280,000	296,527
Refunding RB Series 2023 B	5.00%	11/01/29	230,000	255,830
City of New York
GO Bonds Series 2008 J-10	5.00%	08/01/26	580,000	592,110
GO Bonds Series 2008 L-5	5.00%	04/01/33 (a)	140,000	154,778
GO Bonds Series 2008 L-5	5.00%	04/01/34 (a)	30,000	32,952
GO Bonds Series 2012 1	5.00%	04/01/30	140,000	155,101
GO Bonds Series 2012 1	5.00%	04/01/31	75,000	84,279
GO Bonds Series 2012 1	5.00%	04/01/35 (a)	15,000	16,357
GO Bonds Series 2012 A3	3.70%	10/01/40 (a)(c)(f)	2,635,000	2,635,000
GO Bonds Series 2012 G6	3.65%	04/01/42 (a)(c)(f)	2,790,000	2,790,000
GO Bonds Series 2015 F-1	3.50%	06/01/33 (a)	20,000	20,000
GO Bonds Series 2016 A-1	5.00%	08/01/33 (a)	150,000	152,238
GO Bonds Series 2016 A-1	4.00%	08/01/34 (a)	105,000	105,283
GO Bonds Series 2016 A-1	4.00%	08/01/35 (a)	175,000	175,262
GO Bonds Series 2016 A-1	5.00%	08/01/38 (a)	25,000	25,227
GO Bonds Series 2016 A-4	3.65%	08/01/44 (a)(c)(f)	1,160,000	1,160,000
GO Bonds Series 2016 B-1	5.00%	12/01/29 (a)	40,000	41,039

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2016 B-1	5.00%	12/01/38 (a)	25,000	25,304
GO Bonds Series 2016 B-1	5.00%	12/01/41 (a)	150,000	151,190
GO Bonds Series 2016 B-1	4.00%	12/01/43 (a)	100,000	92,488
GO Bonds Series 2017 1	5.00%	08/01/28 (a)	105,000	109,474
GO Bonds Series 2017 B1	5.25%	10/01/31 (a)	250,000	262,226
GO Bonds Series 2017 B-1	5.25%	10/01/33 (a)	150,000	156,702
GO Bonds Series 2017 B-1	3.00%	10/01/34 (a)	100,000	97,276
GO Bonds Series 2017 B-1	5.00%	10/01/37 (a)	220,000	226,023
GO Bonds Series 2017 B-1	5.00%	10/01/38 (a)	75,000	76,836
GO Bonds Series 2018 D1	5.00%	12/01/37 (a)	10,000	10,466
GO Bonds Series 2018 D-1	5.00%	12/01/33 (a)	100,000	106,295
GO Bonds Series 2018 D-1	5.00%	12/01/39 (a)	150,000	156,026
GO Bonds Series 2018 E-1	5.25%	03/01/35 (a)	500,000	525,406
GO Bonds Series 2018 E-1	5.00%	03/01/40 (a)	50,000	51,431
GO Bonds Series 2018 E-1	3.63%	03/01/45 (a)	70,000	61,227
GO Bonds Series 2018 F-1	5.00%	04/01/34 (a)	25,000	26,231
GO Bonds Series 2018 F-1	5.00%	04/01/35 (a)	200,000	209,204
GO Bonds Series 2018 F-1	5.00%	04/01/36 (a)	25,000	26,067
GO Bonds Series 2018 F-1	5.00%	04/01/37 (a)	175,000	181,898
GO Bonds Series 2018 F-1	5.00%	04/01/39 (a)	25,000	25,847
GO Bonds Series 2018 F-1	5.00%	04/01/40 (a)	165,000	169,883
GO Bonds Series 2018 F-1	5.00%	04/01/43 (a)	125,000	127,691
GO Bonds Series 2018 F-1	3.50%	04/01/46 (a)	55,000	46,633
GO Bonds Series 2019 A-1	5.00%	08/01/35 (a)	100,000	106,663
GO Bonds Series 2019 A-1	4.00%	08/01/37 (a)	1,150,000	1,156,554
GO Bonds Series 2019 A-1	4.00%	08/01/38 (a)	75,000	75,114
GO Bonds Series 2019 A-1	4.00%	08/01/40 (a)	500,000	494,530
GO Bonds Series 2019 A-1	4.00%	08/01/44 (a)	300,000	278,144
GO Bonds Series 2019 A-1	3.00%	08/01/45 (a)	50,000	38,860
GO Bonds Series 2019 B-1	5.00%	10/01/33 (a)	55,000	59,411
GO Bonds Series 2019 B-1	5.00%	10/01/34 (a)	225,000	241,816
GO Bonds Series 2019 B-1	4.00%	10/01/37 (a)	50,000	50,258
GO Bonds Series 2019 B-1	5.00%	10/01/43 (a)	105,000	107,809
GO Bonds Series 2019B-1	3.00%	10/01/44 (a)	80,000	62,796
GO Bonds Series 2020 C	5.00%	08/01/27	190,000	199,031
GO Bonds Series 2020 C	5.00%	08/01/31 (a)	165,000	182,384
GO Bonds Series 2020 C	5.00%	08/01/33 (a)	275,000	299,406
GO Bonds Series 2020 C	5.00%	08/01/34 (a)	105,000	113,773
GO Bonds Series 2020 C	4.00%	08/01/37 (a)	300,000	304,768
GO Bonds Series 2020 C	4.00%	08/01/40 (a)	175,000	173,470
GO Bonds Series 2020 C	4.00%	08/01/41 (a)	10,000	9,779
GO Bonds Series 2020 C	5.00%	08/01/42 (a)	75,000	78,003
GO Bonds Series 2020 D-1	4.00%	03/01/36 (a)	30,000	30,560
GO Bonds Series 2020 D-1	5.00%	03/01/37 (a)	50,000	53,143
GO Bonds Series 2020 D-1	5.00%	03/01/40 (a)	30,000	31,402
GO Bonds Series 2020 D-1	3.00%	03/01/45 (a)	75,000	58,367
GO Bonds Series 2020 D-1	4.00%	03/01/50 (a)	515,000	460,231
GO Bonds Series 2021 1	5.00%	08/01/28	100,000	106,984
GO Bonds Series 2021 1	5.00%	08/01/31	60,000	67,705
GO Bonds Series 2021 A-1	4.00%	08/01/34 (a)	30,000	31,051
GO Bonds Series 2021 A-1	4.00%	08/01/41 (a)	50,000	48,897

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021 A-1	5.00%	08/01/47 (a)	620,000	634,174
GO Bonds Series 2021 A-1	3.00%	08/01/50 (a)	500,000	367,307
GO Bonds Series 2021 A-1	4.00%	08/01/50 (a)	200,000	178,584
GO Bonds Series 2021 F1	4.00%	03/01/38 (a)	685,000	693,386
GO Bonds Series 2021 F1	4.00%	03/01/40 (a)	2,520,000	2,498,460
GO Bonds Series 2021 F-1	5.00%	03/01/27	15,000	15,545
GO Bonds Series 2021 F-1	3.00%	03/01/35 (a)	100,000	95,999
GO Bonds Series 2021 F-1	5.00%	03/01/36 (a)	135,000	146,020
GO Bonds Series 2021 F-1	3.00%	03/01/41 (a)	150,000	125,105
GO Bonds Series 2021 F-1	5.00%	03/01/42 (a)	35,000	36,312
GO Bonds Series 2021 F-1	3.00%	03/01/51 (a)	200,000	146,147
GO Bonds Series 2021A-1	4.00%	08/01/38 (a)	15,000	15,151
GO Bonds Series 2021F-1	4.00%	03/01/47 (a)	175,000	158,416
GO Bonds Series 2022 A-1	5.00%	09/01/26	315,000	322,282
GO Bonds Series 2022 A-1	5.00%	09/01/27	2,000,000	2,099,626
GO Bonds Series 2022 A-1	5.00%	09/01/28	20,000	21,437
GO Bonds Series 2022 A-1	5.00%	09/01/38 (a)	125,000	135,251
GO Bonds Series 2022 A-1	5.00%	09/01/39 (a)	20,000	21,528
GO Bonds Series 2022 A-1	5.25%	09/01/40 (a)	1,000,000	1,084,351
GO Bonds Series 2022 A-1	5.00%	09/01/41 (a)	450,000	476,896
GO Bonds Series 2022 A-1	5.00%	09/01/42 (a)	150,000	158,075
GO Bonds Series 2022 A-1	4.00%	09/01/46 (a)	35,000	32,299
GO Bonds Series 2022 B-1	5.00%	10/01/28	20,000	21,476
GO Bonds Series 2022 B-1	5.00%	10/01/30	75,000	83,892
GO Bonds Series 2022 B-1	5.00%	10/01/32	50,000	56,966
GO Bonds Series 2022 B-1	5.00%	10/01/35 (a)	250,000	276,637
GO Bonds Series 2022 B-1	5.00%	10/01/36 (a)	100,000	109,845
GO Bonds Series 2022 B-1	5.25%	10/01/40 (a)	45,000	48,837
GO Bonds Series 2022 B-1	5.25%	10/01/42 (a)	50,000	53,538
GO Bonds Series 2022 B-1	5.25%	10/01/43 (a)	170,000	181,414
GO Bonds Series 2022 B-1	5.25%	10/01/47 (a)	10,000	10,515
GO Bonds Series 2022 D-1	5.00%	05/01/32	135,000	153,233
GO Bonds Series 2022 D-3	3.50%	05/01/52 (a)(c)(f)	425,000	425,000
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	125,000	139,238
GO Bonds Series 2023 A	5.00%	08/01/37 (a)	775,000	853,032
GO Bonds Series 2023 A	5.00%	08/01/41 (a)	130,000	138,827
GO Bonds Series 2023 A	5.00%	08/01/42 (a)	40,000	42,423
GO Bonds Series 2023 A	5.00%	08/01/48 (a)	250,000	259,930
GO Bonds Series 2023 A	5.00%	08/01/51 (a)	100,000	103,661
GO Bonds Series 2023 A	4.13%	08/01/53 (a)	250,000	228,052
GO Bonds Series 2023 E1	5.00%	04/01/38 (a)	1,000,000	1,091,356
GO Bonds Series 2023 E1	5.00%	04/01/41 (a)	55,000	58,601
GO Bonds Series 2023 E-1	5.00%	04/01/35 (a)	120,000	135,038
GO Bonds Series 2023 E-1	5.25%	04/01/44 (a)	200,000	213,401
GO Bonds Series 2023 E-1	5.25%	04/01/47 (a)	175,000	184,894
GO Bonds Series 2024 C	5.00%	03/01/32	115,000	130,321
GO Bonds Series 2024 C	5.00%	03/01/37 (a)	10,000	11,122
GO Bonds Series 2024 C	5.00%	03/01/39 (a)	1,670,000	1,822,842
GO Bonds Series 2024 C	4.00%	03/01/41 (a)	25,000	24,459
GO Bonds Series 2024 C	5.00%	03/01/42 (a)	35,000	37,382
GO Bonds Series 2024 C	5.25%	03/01/49 (a)	200,000	211,430

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 C-1	5.00%	09/01/27	1,750,000	1,837,173
GO Bonds Series 2024 C-1	5.00%	09/01/31	2,000,000	2,259,114
GO Bonds Series 2024 C-1	5.00%	09/01/40 (a)	200,000	217,233
GO Bonds Series 2024 C-1	5.00%	09/01/41 (a)	250,000	268,361
GO Bonds Series 2024 C-1	5.00%	09/01/42 (a)	665,000	712,496
GO Bonds Series 2024 C-1	5.00%	09/01/44 (a)	35,000	37,012
GO Bonds Series 2024 C-1	5.25%	09/01/46 (a)	250,000	266,723
GO Bonds Series 2024 C-1	5.00%	09/01/47 (a)	120,000	124,916
GO Bonds Series 2024 C-1	5.00%	09/01/48 (a)	250,000	259,567
GO Bonds Series 2024 C-1	5.25%	09/01/50 (a)	425,000	449,804
GO Bonds Series 2024 C-1	4.00%	09/01/52 (a)	325,000	289,101
GO Bonds Series 2024 D	5.00%	04/01/33 (a)	275,000	314,887
GO Bonds Series 2024 D	5.00%	04/01/37 (a)	580,000	645,137
GO Bonds Series 2024 D	5.00%	04/01/38 (a)	1,425,000	1,567,863
GO Bonds Series 2024 D	5.00%	04/01/39 (a)	500,000	545,828
GO Bonds Series 2024 D	5.00%	04/01/40 (a)	35,000	37,898
GO Bonds Series 2024 D	4.00%	04/01/41 (a)	320,000	313,061
GO Bonds Series 2024 D	5.00%	04/01/43 (a)	125,000	132,678
GO Bonds Series 2024 D	5.50%	04/01/49 (a)	2,500,000	2,697,200
GO Bonds Series 2024 D	5.25%	04/01/54 (a)	30,000	31,611
GO Bonds Series 2025 E	5.00%	08/01/47 (a)	1,190,000	1,240,567
GO Bonds Series 2025 G-1	5.00%	02/01/34 (a)	10,000,000	11,501,614
GO Bonds Series 2025 G-1	5.00%	02/01/35	1,000,000	1,153,794
GO Bonds Series 2025 G-1	5.25%	02/01/53 (a)	500,000	530,200
GO Bonds Series 2025G-1	5.00%	02/01/39 (a)	500,000	552,536
Refunding GO Bonds Series 2016 C	5.00%	08/01/26 (a)	45,000	45,361
Refunding GO Bonds Series 2016 C	5.00%	08/01/31 (a)	150,000	151,075
Refunding GO Bonds Series 2016 C	3.00%	08/01/34 (a)	210,000	206,099
Refunding GO Bonds Series 2016 E	5.00%	08/01/28 (a)	150,000	152,748
Refunding GO Bonds Series 2017 A	5.00%	08/01/26	250,000	255,220
Refunding GO Bonds Series 2017 A	5.00%	08/01/27	95,000	99,515
Refunding GO Bonds Series 2017 C	5.00%	08/01/27 (a)	20,000	20,668
Refunding GO Bonds Series 2017 C	5.00%	08/01/27	115,000	120,466
Refunding GO Bonds Series 2017 C	5.00%	08/01/28 (a)	75,000	77,338
Refunding GO Bonds Series 2017 C	5.00%	08/01/29 (a)	170,000	179,446
Refunding GO Bonds Series 2018 A	5.00%	08/01/26	355,000	362,412
Refunding GO Bonds Series 2019 E	5.00%	08/01/27	110,000	115,228
Refunding GO Bonds Series 2019 E	5.00%	08/01/29 (a)	70,000	75,652
Refunding GO Bonds Series 2019 E	5.00%	08/01/31 (a)	75,000	80,755
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/28	160,000	171,175
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/29	465,000	508,279
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/30	165,000	183,974
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/31 (a)	100,000	110,536
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/28	130,000	139,079
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/30	265,000	295,474
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/32 (a)	150,000	164,572
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/33 (a)	185,000	201,419
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/34 (a)	75,000	81,266
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/29	7,360,000	8,045,014
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/30	1,000,000	1,114,996
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/31	200,000	225,682

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023 C	5.00%	08/01/26	35,000	35,731
Refunding GO Bonds Series 2023 C	5.00%	08/01/27	160,000	167,605
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/27	110,000	115,228
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/28	75,000	80,238
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/30	100,000	111,500
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/33	75,000	86,064
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/35 (a)	135,000	152,108
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/36 (a)	50,000	55,695
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/37 (a)	785,000	864,039
Refunding GO Bonds Series 2024 A	5.00%	08/01/27	255,000	267,120
Refunding GO Bonds Series 2024 A	5.00%	08/01/32	365,000	415,241
Refunding GO Bonds Series 2024 A	5.00%	08/01/33	115,000	131,964
Refunding GO Bonds Series 2024 A	5.00%	08/01/34	5,275,000	6,082,295
Refunding GO Bonds Series 2024 A	5.00%	08/01/35 (a)	150,000	171,117
Refunding GO Bonds Series 2024 A	5.00%	08/01/36 (a)	530,000	596,580
Refunding GO Bonds Series 2025 F	5.00%	08/01/33	1,000,000	1,147,515
County of Nassau
GO Bonds Series 2019 B	5.00%	04/01/49 (a)(c)	455,000	465,728
GO Bonds Series 2023 A	4.00%	04/01/53 (a)	100,000	91,824
GO Bonds Series 2024 A	4.00%	04/01/54 (a)	500,000	458,719
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	95,000	97,553
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	50,000	52,696
Dutchess County Local Development Corp.
Refunding RB Vassar College Series 2017	4.00%	07/01/46 (a)	120,000	112,632
Empire State Development Corp.
RB State of New York Personal Income Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	55,000	55,638
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	125,000	130,507
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	25,000	25,903
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/40 (a)	60,000	61,764
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	50,000	51,150
RB State of New York Personal Income Tax Revenue Series 2019 A	4.00%	03/15/46 (a)	250,000	232,897
RB State of New York Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	25,000	27,728
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/39 (a)	245,000	245,296
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/45 (a)	350,000	325,036
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/49 (a)	555,000	511,912
RB State of New York Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	105,000	77,672
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/37 (a)	200,000	224,176
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/41 (a)	110,000	118,051
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/42 (a)	75,000	79,910
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/50 (a)	2,515,000	2,602,894
Refunding RB Series 2016 A	5.00%	03/15/26 (b)	120,000	121,420
Refunding RB Series 2022 A	5.00%	09/15/27 (b)	90,000	94,874
Refunding RB Refunding RB Series 2020C	3.00%	03/15/48 (a)	1,050,000	795,360
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/26 (b)(c)	110,000	111,301
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	155,000	161,056
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/34 (a)	200,000	205,833
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-1	5.00%	03/15/26	200,000	202,273
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/31 (a)	55,000	57,551
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/32 (a)	350,000	365,387
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-3	5.00%	03/15/39 (a)	200,000	205,457
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/26	110,000	111,250

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/29	1,035,000	1,124,515
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/32 (a)	520,000	573,151
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/33 (a)	90,000	98,454
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/36 (a)	6,000,000	6,451,501
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/39 (a)	250,000	250,302
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/41 (a)	30,000	29,287
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/42 (a)	335,000	322,445
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/43 (a)	215,000	222,346
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/44 (a)	95,000	97,944
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/45 (a)	150,000	139,301
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/49 (a)	150,000	138,355
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	5.00%	03/15/30	30,000	33,273
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/35 (a)	245,000	249,592
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/36 (a)	400,000	405,473
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/41 (a)	2,000,000	1,952,455
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/43 (a)	80,000	75,603
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/45 (a)	45,000	41,790
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/46 (a)	250,000	230,339
Refunding RB State of New York Personal Income Tax Revenue Series 2020C	5.00%	03/15/47 (a)	5,000,000	5,110,756
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	09/15/28 (b)	4,000,000	4,324,327
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/37 (a)	90,000	100,991
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/39 (a)	55,000	60,692
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	250,000	257,989
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	4.00%	03/15/50 (a)	3,000,000	2,741,979
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	5.00%	03/15/63 (a)	100,000	102,951
Refunding RB State of New York Personal Income Tax Revenue Series 2023 B	5.00%	03/15/32	200,000	227,747
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	100,000	107,128
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	190,000	202,541
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	40,000	41,621
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/42 (a)	200,000	194,111
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/43 (a)	100,000	95,486
Refunding RB State of New York Sales Tax Revenue Series 2019 A	3.00%	03/15/49 (a)	1,725,000	1,277,370
Refunding RB State of New York Sales Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	365,000	397,990
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	250,000	252,946
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/39 (a)	570,000	571,876
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/40 (a)	610,000	522,897
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/41 (a)	80,000	67,201
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/43 (a)	375,000	357,546
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/44 (a)	60,000	56,726
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/46 (a)	150,000	140,849
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	270,000	252,635
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/50 (a)	1,620,000	1,189,913
Refunding RB State of New York Sales Tax Revenue Series 2021 A	2.63%	03/15/51 (a)	1,210,000	813,053
Hudson Yards Infrastructure Corp.
Refunding RB Series 2017 A	5.00%	02/15/26	35,000	35,359
Refunding RB Series 2017 A	5.00%	02/15/27	155,000	161,175
Refunding RB Series 2017 A	5.00%	02/15/29 (a)	55,000	56,882
Refunding RB Series 2017 A	5.00%	02/15/31 (a)	115,000	118,853
Refunding RB Series 2017 A	5.00%	02/15/32 (a)	60,000	61,913
Refunding RB Series 2017 A	5.00%	02/15/34 (a)	60,000	61,715
Refunding RB Series 2017 A	5.00%	02/15/35 (a)	50,000	51,342

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 A	4.00%	02/15/36 (a)	290,000	291,934
Refunding RB Series 2017 A	5.00%	02/15/37 (a)	555,000	567,857
Refunding RB Series 2017 A	5.00%	02/15/42 (a)	825,000	836,337
Refunding RB Series 2017 A	4.00%	02/15/44 (a)	750,000	704,788
Refunding RB Series 2017 A	4.00%	02/15/47 (a)(c)	800,000	746,336
Refunding RB Series 2021 A	4.00%	02/15/44 (a)	165,000	157,620
Long Island Power Authority
RB Series 2000	3.23%	06/01/28 (c)(d)	70,000	64,551
RB Series 2017	5.00%	09/01/42 (a)	25,000	25,429
RB Series 2018	5.00%	09/01/33 (a)	150,000	158,955
RB Series 2018	5.00%	09/01/35 (a)	150,000	157,584
RB Series 2018	5.00%	09/01/38 (a)	120,000	124,786
RB Series 2018	5.00%	09/01/39 (a)	2,145,000	2,224,019
RB Series 2023 E	5.00%	09/01/53 (a)	100,000	103,551
Refunding RB Series 2016 B	5.00%	09/01/30 (a)	40,000	40,798
Refunding RB Series 2016 B	5.00%	09/01/36 (a)	180,000	181,781
Refunding RB Series 2016 B	5.00%	09/01/41 (a)	1,150,000	1,155,301
Refunding RB Series 2021 A	4.00%	09/01/33 (a)	75,000	79,410
Refunding RB Series 2024 A	5.00%	09/01/36 (a)	30,000	33,949
Refunding RB Series 2024 A	5.00%	09/01/41 (a)	750,000	815,723
Refunding RB Series 2024 A	5.00%	09/01/44 (a)	25,000	26,394
Refunding RB Series 2024 A	5.00%	09/01/49 (a)	250,000	260,068
Refunding RB Series 2024 A	5.00%	09/01/54 (a)	100,000	103,464
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	500,000	531,833
Metropolitan Transportation Authority
RB Series 2006 B	5.25%	11/15/26 (c)	1,750,000	1,800,827
RB Series 2012 H	3.63%	11/15/37 (a)	75,000	65,562
RB Series 2013 B	4.00%	11/15/43 (a)	210,000	187,699
RB Series 2013 C	4.00%	11/15/43 (a)	35,000	31,337
RB Series 2015 B	4.00%	11/15/45 (a)	120,000	105,069
RB Series 2015 E3	3.50%	11/15/50 (a)(c)(f)	5,700,000	5,700,000
RB Series 2016 A-1	5.25%	11/15/56 (a)	280,000	280,486
RB Series 2017 A1	5.25%	11/15/57 (a)	250,000	251,709
RB Series 2019 A-2	5.00%	11/15/44 (a)(c)	470,000	477,856
RB Series 2019 B	4.00%	11/15/50 (a)	250,000	219,378
RB Series 2019 C	5.00%	11/15/38 (a)	55,000	57,213
RB Series 2019 C	5.00%	11/15/40 (a)	175,000	180,382
RB Series 2019 C	4.00%	11/15/45 (a)(c)	250,000	227,455
RB Series 2020 A-1	5.00%	11/15/47 (a)	2,630,000	2,658,144
RB Series 2020 A-1	4.00%	11/15/52 (a)	100,000	87,510
RB Series 2020 A-1	4.00%	11/15/54 (a)(c)	25,000	21,912
RB Series 2020 B	3.65%	11/15/46 (a)(c)(f)	320,000	320,000
RB Series 2020 C-1	5.00%	11/15/50 (a)	425,000	428,649
RB Series 2020 C-1	5.25%	11/15/55 (a)	1,400,000	1,427,894
RB Series 2020 D-1	5.00%	11/15/44 (a)	100,000	101,759
RB Series 2020 D-3	4.00%	11/15/49 (a)	880,000	791,798
RB Series 2020C-1	4.75%	11/15/45 (a)	925,000	920,891
RB Series 2021 A1	4.00%	11/15/46 (a)	270,000	241,169
Refunding RB Series 2015 C-1	5.00%	11/15/35 (a)(b)	3,935,000	3,946,268
Refunding RB Series 2016 A-2	5.00%	11/15/25	145,000	145,351
Refunding RB Series 2016 B	4.00%	11/15/36 (a)	1,510,000	1,501,391

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 B	5.00%	11/15/37 (a)	100,000	101,305
Refunding RB Series 2016 C2A	4.00%	11/15/38 (a)	100,000	98,172
Refunding RB Series 2016 D	5.00%	11/15/29 (a)	55,000	56,409
Refunding RB Series 2016 D	5.00%	11/15/31 (a)	205,000	209,927
Refunding RB Series 2017 A2	5.00%	11/15/27 (a)	50,000	51,991
Refunding RB Series 2017 B	5.00%	11/15/25	100,000	100,242
Refunding RB Series 2017 B	5.00%	11/15/27	205,000	215,049
Refunding RB Series 2017 C1	5.00%	11/15/27	1,225,000	1,285,046
Refunding RB Series 2017 C1	5.00%	11/15/31 (a)	70,000	73,890
Refunding RB Series 2017 C-1	5.00%	11/15/25	200,000	200,484
Refunding RB Series 2017 C-1	5.00%	11/15/26	135,000	138,384
Refunding RB Series 2017 C-1	5.00%	11/15/28 (a)	145,000	153,592
Refunding RB Series 2017 C-1	5.00%	11/15/29 (a)	740,000	783,649
Refunding RB Series 2017 C-1	5.00%	11/15/30 (a)	420,000	444,507
Refunding RB Series 2017 C-1	5.00%	11/15/34 (a)	200,000	208,821
Refunding RB Series 2017 C-1	3.25%	11/15/36 (a)	65,000	57,487
Refunding RB Series 2017 C-1	4.00%	11/15/37 (a)	495,000	494,651
Refunding RB Series 2017 C-1	4.00%	11/15/38 (a)	250,000	246,672
Refunding RB Series 2017 C-2	2.89%	11/15/27 (d)	400,000	376,612
Refunding RB Series 2017 C-2	3.92%	11/15/29 (d)	155,000	137,233
Refunding RB Series 2017 C-2	3.29%	11/15/33 (d)	300,000	225,988
Refunding RB Series 2017 C-2	3.98%	11/15/39 (d)	45,000	24,107
Refunding RB Series 2017 C-2	4.70%	11/15/40 (d)	405,000	203,635
Refunding RB Series 2017 D	5.00%	11/15/30 (a)	60,000	63,501
Refunding RB Series 2017 D	5.00%	11/15/32 (a)	250,000	263,021
Refunding RB Series 2017 D	5.00%	11/15/35 (a)	45,000	46,766
Refunding RB Series 2017 D	4.00%	11/15/42 (a)	785,000	723,335
Refunding RB Series 2017 D	4.00%	11/15/46 (a)	135,000	118,713
Refunding RB Series 2018 B	5.00%	11/15/27	20,000	20,980
Refunding RB Series 2020 E	4.00%	11/15/45 (a)	70,000	62,742
Refunding RB Series 2024 A	5.00%	11/15/33	90,000	102,410
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	70,000	79,084
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	100,000	110,577
Refunding RB Series 2024 A	5.00%	11/15/37 (a)	240,000	262,713
Refunding RB Series 2024 A	5.00%	11/15/44 (a)	350,000	364,679
Refunding RB Series 2024 A	5.50%	11/15/47 (a)	250,000	267,539
Refunding RB Series 2024 A	4.00%	11/15/48 (a)(c)	500,000	453,949
Refunding RB Series 2024 B	5.00%	11/15/30	400,000	442,521
Refunding RB Series 2024 B	5.00%	11/15/36 (a)	4,380,000	4,866,063
Refunding RB Series 2024 B	5.00%	11/15/39 (a)	100,000	107,664
Refunding RB Series 2025 A	5.00%	11/15/32	300,000	337,781
Refunding RB Series 2025 A	4.63%	11/15/50 (a)	1,250,000	1,230,878
Refunding RB Series 2025 A	5.25%	11/15/55 (a)	100,000	104,581
Metropolitan Transportation Authority Dedicated Tax Fund
RB Series 2016 B-1	5.00%	11/15/51 (a)	2,100,000	2,106,684
RB Series 2017 A	5.00%	11/15/35 (a)	365,000	375,757
RB Series 2017 B-1	4.00%	11/15/52 (a)	150,000	134,794
RB Series 2017 B-2	3.13%	11/15/33 (a)	150,000	145,857
RB Series 2017 B-2	5.25%	11/15/33 (a)	105,000	110,109
RB Series 2022 A	4.00%	11/15/51 (a)	250,000	228,723
Refunding RB Series 2012 A	4.27%	11/15/30 (d)	150,000	129,435

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	11/15/25	100,000	100,302
Refunding RB Series 2016 A	5.25%	11/15/27 (a)	200,000	206,090
Refunding RB Series 2016 A	5.25%	11/15/29 (a)	710,000	731,651
Refunding RB Series 2016 A	5.25%	11/15/31 (a)	255,000	262,371
Refunding RB Series 2024 B-1	5.00%	11/15/42 (a)	1,465,000	1,573,932
Refunding RB Series 2024 B-1	5.00%	11/15/43 (a)	250,000	266,861
Refunding RB Series 2024 B-1	5.00%	11/15/51 (a)	90,000	93,396
Refunding RB Series 2024 B-1	5.00%	11/15/52 (a)	400,000	414,745
Refunding RB Series 2024 B-1	4.00%	11/15/54 (a)	800,000	724,198
Refunding RB Series 2024 B-2	5.00%	11/15/46 (a)	175,000	183,523
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2008 A-1	3.90%	11/01/31 (a)(c)(f)	140,000	140,000
Special Tax Series 2024 A	4.00%	11/15/51 (a)	100,000	91,489
Special Tax Series 2024 A	5.25%	11/15/54 (a)	120,000	126,915
Special Tax State of Illinois McCormick Place Expansion Project Fund Series 2024 A	5.00%	11/15/49 (a)	400,000	416,370
Monroe County Industrial Development Corp.
RB University of Rochester Series 2020 A	4.00%	07/01/50 (a)	1,000,000	909,104
RB University of Rochester Series 2023 A	5.00%	07/01/53 (a)	100,000	102,640
Refunding RB University of Rochester Series 2017 C	4.00%	07/01/43 (a)	90,000	86,572
MTA Hudson Rail Yards Trust Obligations
RB Series 2016 A	5.00%	11/15/56 (a)	7,850,000	7,784,302
Nassau County Interim Finance Authority
RB Sales Tax Revenue Series 2024 A	5.00%	11/15/29	830,000	924,372
Refunding RB Series 2021 A	5.00%	11/15/31 (a)	470,000	538,516
Refunding RB Series 2021 A	5.00%	11/15/32 (a)	40,000	45,546
Refunding RB Series 2021 A	4.00%	11/15/34 (a)	1,000,000	1,064,502
Refunding RB Series 2021 A	5.00%	11/15/35 (a)	35,000	39,052
New York City Municipal Water Finance Authority
RB Water & Sewer System Series 2008	3.50%	06/15/39 (a)(c)(f)	2,980,000	2,980,000
RB Water & Sewer System Series 2011	3.50%	06/15/44 (a)(c)(f)	990,000	990,000
RB Water & Sewer System Series 2012 BB	4.00%	06/15/47 (a)	125,000	115,912
RB Water & Sewer System Series 2013 CC	3.75%	06/15/47 (a)	100,000	86,624
RB Water & Sewer System Series 2014 AA	4.00%	06/15/44 (a)	80,000	74,871
RB Water & Sewer System Series 2014 CC	4.00%	06/15/45 (a)	135,000	127,346
RB Water & Sewer System Series 2016 AA	3.00%	06/15/46 (a)	545,000	419,135
RB Water & Sewer System Series 2016 AA	4.00%	06/15/46 (a)	50,000	46,943
RB Water & Sewer System Series 2017	4.00%	06/15/37 (a)	40,000	40,071
RB Water & Sewer System Series 2017	4.00%	06/15/48 (a)	150,000	137,853
RB Water & Sewer System Series 2017 BB-1	3.38%	06/15/45 (a)	300,000	252,190
RB Water & Sewer System Series 2017 DD	5.00%	06/15/47 (a)	115,000	115,370
RB Water & Sewer System Series 2018 DD-1	3.63%	06/15/48 (a)	1,045,000	901,684
RB Water & Sewer System Series 2019 BB-1	5.00%	06/15/49 (a)	235,000	239,427
RB Water & Sewer System Series 2019 CC-1	4.00%	06/15/49 (a)	35,000	32,195
RB Water & Sewer System Series 2019 DD-1	4.00%	06/15/37 (a)	1,000,000	1,007,992
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/28	55,000	58,883
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/29	100,000	109,498
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/30	145,000	162,098
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/32 (a)	100,000	111,824
RB Water & Sewer System Series 2020 AA-2	3.00%	06/15/40 (a)	150,000	129,575
RB Water & Sewer System Series 2020 AA-2	4.00%	06/15/42 (a)	310,000	299,549
RB Water & Sewer System Series 2020 BB-1	4.00%	06/15/50 (a)	200,000	182,793
RB Water & Sewer System Series 2020 GG-1	5.00%	06/15/48 (a)	195,000	199,606

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Water & Sewer System Series 2020 GG-1	4.00%	06/15/50 (a)	100,000	91,553
RB Water & Sewer System Series 2020 GG-2	5.00%	06/15/29 (a)	95,000	100,006
RB Water & Sewer System Series 2021 AA-1	3.50%	06/15/48 (a)	115,000	97,193
RB Water & Sewer System Series 2021 AA-1	5.00%	06/15/48 (a)	300,000	308,721
RB Water & Sewer System Series 2021 AA-1	4.00%	06/15/51 (a)	2,445,000	2,253,169
RB Water & Sewer System Series 2021 CC-2	5.00%	06/15/28 (a)	440,000	452,934
RB Water & Sewer System Series 2022 AA-1	5.25%	06/15/52 (a)	430,000	450,741
RB Water & Sewer System Series 2022 CC-1	4.00%	06/15/52 (a)	200,000	182,961
RB Water & Sewer System Series 2023 CC	3.85%	06/15/53 (a)(c)(f)	600,000	600,000
RB Water & Sewer System Series 2024 AA	5.25%	06/15/53 (a)	1,500,000	1,596,384
RB Water & Sewer System Series 2024 AA	4.00%	06/15/54 (a)	250,000	229,948
RB Water & Sewer System Series 2024 CC-1	5.25%	06/15/54 (a)	540,000	573,143
RB Water & Sewer System Series 2024AA	5.00%	06/15/51 (a)	1,065,000	1,112,826
RB Water & Sewer System Series 2025 BB	5.00%	06/15/48 (a)	5,050,000	5,313,730
RB Water & Sewer System Series 2025 BB	4.25%	06/15/53 (a)	150,000	143,567
RB Water & Sewer System Series 2025 BB	5.25%	06/15/55 (a)	5,400,000	5,753,211
RB Water & Sewer System Series 2025 EE-1	3.90%	06/15/55 (a)(c)(f)	515,000	515,000
Refunding RB Series 2019 AA	5.00%	06/15/27	590,000	616,606
Refunding RB Water & Sewer System Series 2015	4.00%	06/15/46 (a)	50,000	46,868
Refunding RB Water & Sewer System Series 2015 FF	3.50%	06/15/37 (a)	75,000	74,350
Refunding RB Water & Sewer System Series 2016 A	4.50%	06/15/32 (a)	100,000	101,056
Refunding RB Water & Sewer System Series 2016 A	3.00%	06/15/36 (a)	130,000	125,074
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/33 (a)	100,000	100,973
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/37 (a)	35,000	35,090
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/38 (a)	25,000	25,023
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/46 (a)	200,000	189,518
Refunding RB Water & Sewer System Series 2017 AA	3.00%	06/15/37 (a)	250,000	229,844
Refunding RB Water & Sewer System Series 2017 BB-2	5.00%	06/15/29 (a)(b)	30,000	31,351
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/33 (a)	105,000	108,740
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/36 (a)	225,000	231,488
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/37 (a)	250,000	256,766
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/32 (a)	150,000	157,323
Refunding RB Water & Sewer System Series 2018 DD-2	3.50%	06/15/40 (a)	110,000	102,010
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/40 (a)	50,000	51,460
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/35 (a)	10,000	10,023
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/40 (a)	120,000	123,503
Refunding RB Water & Sewer System Series 2018 FF	5.00%	06/15/34 (a)	65,000	68,572
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/32 (a)	55,000	60,204
Refunding RB Water & Sewer System Series 2019 AA	4.00%	06/15/40 (a)	500,000	491,702
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/40 (a)	200,000	211,468
Refunding RB Water & Sewer System Series 2019 EE-2	5.00%	06/15/40 (a)	350,000	367,832
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/34 (a)	210,000	225,776
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/36 (a)	25,000	25,254
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/38 (a)	225,000	238,023
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/41 (a)	1,000,000	969,389
Refunding RB Water & Sewer System Series 2020 AA-1	4.00%	06/15/50 (a)	535,000	488,972
Refunding RB Water & Sewer System Series 2020 DD-3	4.00%	06/15/42 (a)	295,000	284,614
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/31	605,000	687,791
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/41 (a)	35,000	36,884
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/27	100,000	104,509
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/28	175,000	187,357

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2020 FF	4.00%	06/15/41 (a)	1,490,000	1,456,071
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/41 (a)	155,000	163,413
Refunding RB Water & Sewer System Series 2021 BB-1	5.00%	06/15/44 (a)	325,000	339,323
Refunding RB Water & Sewer System Series 2021 BB-1	4.00%	06/15/45 (a)	250,000	233,994
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/26	410,000	417,234
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/29	100,000	109,498
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/31	135,000	153,474
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/33 (a)	25,000	27,918
Refunding RB Water & Sewer System Series 2022 AA-3	5.00%	06/15/47 (a)	240,000	248,851
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/28	125,000	133,826
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/39 (a)	6,250,000	6,765,396
Refunding RB Water & Sewer System Series 2022 EE	4.00%	06/15/45 (a)	515,000	482,029
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	2,300,000	2,350,685
Refunding RB Water & Sewer System Series 2023 AA-3	5.00%	06/15/34	30,000	35,046
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/34 (a)	120,000	137,888
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	1,200,000	1,404,838
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	170,000	193,695
Refunding RB Water & Sewer System Series 2023 DD	4.13%	06/15/46 (a)	5,015,000	4,790,823
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/46 (a)	30,000	31,266
Refunding RB Water & Sewer System Series 2023 DD	5.25%	06/15/47 (a)	165,000	174,665
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/48 (a)	325,000	341,259
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/49 (a)	570,000	597,442
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/34	95,000	110,978
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	185,000	216,579
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	220,000	252,425
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36	130,000	152,114
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36 (a)	105,000	119,284
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/39 (a)	95,000	104,558
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/46 (a)	100,000	105,338
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/29	1,160,000	1,270,174
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/31	250,000	284,211
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/39 (a)	250,000	278,787
New York City Transitional Finance Authority
RB Series 2020 A	5.00%	11/01/25 (b)	10,000	10,019
RB Series 2021 B	5.00%	08/01/26 (b)	85,000	86,753
RB Series 2021 B-1	5.00%	08/01/26	10,000	10,205
RB Future Tax Secured Revenue Series 2023 B	5.25%	05/01/50 (a)	1,000,000	1,051,238
RB Future Tax Secured Revenue Series 2024 C	5.00%	05/01/27	150,000	156,022
RB Future Tax Secured Revenue Series 2024 C	5.00%	05/01/29	370,000	402,718
RB Future Tax Secured Revenue Series 2024 C	5.00%	05/01/45 (a)	250,000	263,147
RB Future Tax Secured Revenue Series 2024 C	5.00%	05/01/46 (a)	300,000	314,334
RB Future Tax Secured Revenue Series 2024 C	5.25%	05/01/49 (a)	300,000	318,483
RB Future Tax Secured Revenue Series 2024 C	5.00%	05/01/50 (a)	1,000,000	1,039,223
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/36 (a)	1,115,000	1,269,103
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/37 (a)	200,000	224,415
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/38 (a)	345,000	383,570
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/40 (a)	155,000	169,684
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/44 (a)	250,000	264,592
RB Future Tax Secured Revenue Series 2024 D	5.25%	05/01/45 (a)	235,000	252,653
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/49 (a)	3,320,000	3,455,441
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/50 (a)	535,000	555,984

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Future Tax Secured Revenue Series 2024 D	4.25%	05/01/54 (a)	500,000	479,304
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/36 (a)	200,000	226,169
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/38 (a)	110,000	121,422
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/42 (a)	205,000	219,485
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/48 (a)	1,000,000	1,039,515
RB Future Tax Secured Revenue Series 2024 F-1	5.25%	02/01/53 (a)	2,650,000	2,789,362
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/37 (a)	390,000	435,353
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/38 (a)	135,000	149,381
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/40 (a)	220,000	239,993
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/46 (a)	250,000	261,435
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/47 (a)	20,000	20,856
RB Future Tax Secured Revenue Series 2024 G-1	5.25%	05/01/48 (a)	125,000	132,582
RB Future Tax Secured Revenue Series 2024 G-1	5.25%	05/01/49 (a)	100,000	105,882
RB Future Tax Secured Revenue Series 2024 G-1	4.13%	05/01/52 (a)	180,000	169,661
RB Future Tax Secured Revenue Series 2025 A	5.00%	05/01/30	1,455,000	1,616,532
RB Future Tax Secured Revenue Series 2025 A	5.00%	05/01/44 (a)	3,000,000	3,190,642
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/38 (a)	250,000	277,977
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/40 (a)	500,000	547,369
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/42 (a)	250,000	268,920
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/53 (a)	755,000	782,698
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/30	250,000	280,357
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/31	200,000	227,067
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/38 (a)	250,000	279,273
RB RB Series 2024G-1	5.25%	05/01/51 (a)	330,000	348,367
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 B	5.00%	05/01/35 (a)	95,000	107,229
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 B	4.38%	05/01/53 (a)	150,000	145,929
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.50%	05/01/44 (a)	200,000	218,679
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.25%	05/01/48 (a)	150,000	158,239
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.50%	05/01/53 (a)	100,000	107,140
Refunding RB Series 2020 A	5.00%	11/01/25	85,000	85,161
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/26	140,000	143,793
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/27	1,440,000	1,517,746
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/28 (a)	150,000	161,501
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/30 (a)	55,000	61,678
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/32 (a)	3,850,000	4,410,513
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/33 (a)	245,000	282,144
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/34 (a)	250,000	288,956
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/35 (a)	3,940,000	4,503,452
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/36 (a)	2,010,000	2,276,531
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/37 (a)	1,640,000	1,831,146
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/39 (a)	55,000	60,632
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/40 (a)	195,000	213,474
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/27	150,000	158,099
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/28	85,000	91,517
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/30	25,000	28,036
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/31 (a)	100,000	113,533
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/34 (a)	260,000	298,541
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/35 (a)	185,000	210,188
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/36 (a)	455,000	512,458
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/37 (a)	420,000	466,638
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/38 (a)	35,000	38,732

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/40 (a)	675,000	735,887
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/41 (a)	550,000	596,155
Refunding RB Future Tax Secured Revenue Series 2025 F-1	5.00%	11/01/32 (a)	2,750,000	3,150,366
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/30 (a)	25,000	28,036
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/31 (a)	50,000	56,767
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/34	1,085,000	1,254,068
Refunding RB Future Tax Secured Revenue Series 2025 J-1	5.00%	11/01/27	4,000,000	4,215,960
Refunding RB Refunding RB Series 2025F-1	5.00%	11/01/37 (a)	10,375,000	11,640,403
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2012 S-1	4.00%	07/15/42 (a)(c)	130,000	125,881
RB Series 2015 S-1	5.00%	07/15/40 (a)	90,000	90,240
RB Series 2015 S-2	4.00%	07/15/44 (a)	335,000	315,114
RB Series 2016 S-1	5.00%	07/15/31 (a)(b)	60,000	60,372
RB Series 2016 S-1	5.00%	07/15/37 (a)(b)	30,000	30,186
RB Series 2016 S-1	4.00%	07/15/40 (a)	100,000	98,489
RB Series 2016 S-1	5.00%	07/15/43 (a)(b)	115,000	115,713
RB Series 2018 S-1	5.00%	07/15/45 (a)(c)	1,500,000	1,530,669
RB Series 2018 S-1	3.50%	07/15/47 (a)(c)	375,000	313,838
RB Series 2018 S3	5.25%	07/15/45 (a)(c)	1,070,000	1,099,694
Refunding RB Series 2017 S1	5.00%	07/15/27	255,000	266,904
Refunding RB Series 2017 S1	5.00%	07/15/30 (a)	1,000,000	1,041,502
Refunding RB Series 2017 S-1	4.00%	07/15/36 (a)	150,000	150,623
Refunding RB Series 2018 S	5.00%	07/15/28 (c)	145,000	155,217
Refunding RB Series 2018 S	5.00%	07/15/29 (a)(c)	395,000	421,114
Refunding RB Series 2018 S	5.00%	07/15/34 (a)(c)	75,000	78,953
Refunding RB Series 2018 S2A	4.00%	07/15/36 (a)(c)	250,000	252,401
Refunding RB Series 2018 S-2A	5.00%	07/15/32 (a)(c)	200,000	212,078
Refunding RB Series 2018 S-2A	5.00%	07/15/34 (a)(c)	100,000	105,270
Refunding RB Series 2018 S-2A	5.00%	07/15/35 (a)(c)	175,000	183,703
Refunding RB Series 2018 S-2A	4.00%	07/15/37 (a)(c)	250,000	251,578
Refunding RB Series 2018 S-2A	4.00%	07/15/38 (a)(c)	1,850,000	1,855,741
Refunding RB Series 2018 S-3	5.00%	07/15/28 (c)	20,000	21,409
Refunding RB Series 2018 S-3	5.00%	07/15/34 (a)(c)	100,000	105,270
Refunding RB Series 2018 S3A	5.00%	07/15/26 (c)	1,035,000	1,055,551
Refunding RB Series 2018 S3A	5.00%	07/15/31 (a)(c)	1,390,000	1,478,951
Refunding RB Series 2018 S-3A	5.00%	07/15/27 (c)	55,000	57,567
Refunding RB Series 2018 S-3A	5.00%	07/15/32 (a)(c)	115,000	121,945
Refunding RB Series 2018 S-3A	5.00%	07/15/33 (a)(c)	50,000	52,813
Refunding RB Series 2018 S-3A	5.00%	07/15/37 (a)(c)	120,000	125,251
Refunding RB Series 2018 S-3A	4.00%	07/15/38 (a)(c)	200,000	200,621
Refunding RB Series 2018 S-4A	5.00%	07/15/27 (c)	225,000	235,503
Refunding RB Series 2018 S-4A	5.00%	07/15/32 (a)(c)	70,000	74,227
Refunding RB Series 2018S-3A	5.00%	07/15/35 (a)	140,000	146,963
Refunding RB Series 2021 S-1A	5.00%	07/15/29 (c)	40,000	43,712
Refunding RB Series 2021 S-1A	5.00%	07/15/32 (a)(c)	50,000	56,642
Refunding RB Series 2021 S-1A	5.00%	07/15/33 (a)(c)	6,470,000	7,275,369
Refunding RB Series 2021 S-1A	4.00%	07/15/34 (a)(c)	100,000	103,339
Refunding RB Series 2021 S-1A	4.00%	07/15/37 (a)(c)	30,000	30,370
Refunding RB Series 2022 S	5.00%	07/15/28 (c)	20,000	21,409
Refunding RB Series 2022 S	5.00%	07/15/32 (c)	15,000	17,138

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 S-1A	5.00%	07/15/30 (c)	35,000	39,008
Refunding RB Series 2022 S-1A	5.00%	07/15/33 (a)(c)	20,000	22,829
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2015 B-1	3.00%	11/01/30 (a)	15,000	15,004
RB Series 2016 A-1	5.00%	05/01/29 (a)	165,000	167,248
RB Series 2016 A-1	4.00%	05/01/30 (a)	250,000	251,553
RB Series 2016 A-1	5.00%	05/01/32 (a)	125,000	126,499
RB Series 2016 A-1	5.00%	05/01/34 (a)	150,000	151,582
RB Series 2016 A-1	4.00%	05/01/36 (a)	150,000	150,278
RB Series 2016 A-1	5.00%	05/01/37 (a)	25,000	25,203
RB Series 2016 A-1	5.00%	05/01/40 (a)	1,000,000	1,005,406
RB Series 2016 B1	4.00%	08/01/39 (a)	3,760,000	3,745,211
RB Series 2016 B-1	5.00%	08/01/29 (a)	25,000	25,479
RB Series 2016 B-1	4.00%	08/01/35 (a)	230,000	230,686
RB Series 2016 B-1	4.00%	08/01/37 (a)	250,000	250,296
RB Series 2016 B-1	5.00%	08/01/40 (a)	25,000	25,192
RB Series 2016 E-1	5.00%	02/01/29 (a)	40,000	40,313
RB Series 2016 E-1	3.00%	02/01/33 (a)	185,000	185,135
RB Series 2016 E-1	5.00%	02/01/38 (a)	35,000	35,145
RB Series 2016 E-1	5.00%	02/01/39 (a)	50,000	50,184
RB Series 2016 E-1	5.00%	02/01/40 (a)	25,000	25,076
RB Series 2016 F-3	5.00%	02/01/29 (a)	25,000	25,194
RB Series 2016 F-3	3.00%	02/01/35 (a)	95,000	91,272
RB Series 2016 F-3	4.00%	02/01/36 (a)	255,000	255,275
RB Series 2016 F-3	3.00%	02/01/37 (a)	695,000	636,429
RB Series 2016 F-3	3.00%	02/01/39 (a)	100,000	88,478
RB Series 2016 F-3	3.25%	02/01/42 (a)	210,000	180,380
RB Series 2017 A-2	5.00%	08/01/34 (a)	145,000	150,464
RB Series 2017 A-2	5.00%	08/01/35 (a)	135,000	139,824
RB Series 2017 A-3	5.00%	08/01/40 (a)	80,000	81,840
RB Series 2017 A-3	4.00%	08/01/42 (a)	150,000	142,321
RB Series 2017 B-1	5.00%	08/01/31 (a)	100,000	104,361
RB Series 2017 B-1	4.00%	08/01/42 (a)	400,000	379,522
RB Series 2017 B-1	5.00%	08/01/45 (a)	70,000	70,993
RB Series 2017 E-1	5.00%	02/01/30 (a)	30,000	30,995
RB Series 2017 E-1	5.00%	02/01/32 (a)	65,000	67,030
RB Series 2017 E-1	5.00%	02/01/34 (a)	120,000	123,406
RB Series 2017 F-1	4.00%	05/01/37 (a)	155,000	155,481
RB Series 2017 F-1	5.00%	05/01/42 (a)	175,000	177,692
RB Series 2017 F-1	3.25%	05/01/43 (a)	105,000	87,693
RB Series 2018 A-1	5.00%	08/01/33 (a)	135,000	142,418
RB Series 2018 A-1	5.00%	08/01/34 (a)	45,000	47,359
RB Series 2018 A-1	5.00%	08/01/40 (a)	110,000	113,633
RB Series 2018 B-1	5.00%	08/01/34 (a)	250,000	263,104
RB Series 2018 B-1	5.00%	08/01/36 (a)	40,000	41,851
RB Series 2018 B-1	5.25%	08/01/37 (a)	200,000	210,084
RB Series 2018 B-1	4.00%	08/01/39 (a)	1,000,000	996,067
RB Series 2019 A-2	5.00%	05/01/35 (a)	25,000	26,580
RB Series 2019 A-2	5.00%	05/01/39 (a)	350,000	365,340
RB Series 2019 A-2	5.00%	05/01/40 (a)	65,000	67,493
RB Series 2019 A3	4.00%	05/01/42 (a)	200,000	191,040

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 A-3	4.00%	05/01/43 (a)	170,000	160,042
RB Series 2019 A-3	4.00%	05/01/44 (a)	150,000	139,912
RB Series 2019 A-3	3.00%	05/01/45 (a)	250,000	192,721
RB Series 2019 B-1	4.00%	11/01/40 (a)	1,495,000	1,471,760
RB Series 2019 B-1	4.00%	11/01/45 (a)	200,000	185,597
RB Series 2019 B-1	3.00%	11/01/47 (a)	150,000	112,253
RB Series 2019 C-1	5.00%	11/01/34 (a)	150,000	159,771
RB Series 2019 C-1	4.00%	11/01/36 (a)	100,000	100,667
RB Series 2019 C-1	4.00%	11/01/37 (a)	70,000	70,299
RB Series 2019 C-1	4.00%	11/01/39 (a)	250,000	248,574
RB Series 2019 C-1	4.00%	11/01/42 (a)	560,000	537,544
RB Series 2020 C-1	5.00%	05/01/31 (a)	50,000	55,539
RB Series 2020 C-1	5.00%	05/01/35 (a)	200,000	217,043
RB Series 2020 C-1	4.00%	05/01/38 (a)	130,000	130,347
RB Series 2020 C-1	4.00%	05/01/40 (a)	35,000	34,371
RB Series 2020 C-1	4.00%	05/01/41 (a)	200,000	194,766
RB Series 2020 C-1	4.00%	05/01/42 (a)	250,000	240,886
RB Series 2020 C-1	4.00%	05/01/43 (a)	1,935,000	1,843,321
RB Series 2020 C-1	4.00%	05/01/45 (a)	885,000	832,578
RB Series 2020 D-1	4.00%	11/01/35 (a)	90,000	91,548
RB Series 2020 D-1	5.00%	11/01/36 (a)	200,000	214,826
RB Series 2021 B-1	3.00%	08/01/40 (a)	130,000	111,723
RB Series 2021 B-1	4.00%	08/01/45 (a)	85,000	80,573
RB Series 2021 B-1	3.00%	08/01/48 (a)	1,200,000	896,804
RB Series 2021 B-1	4.00%	08/01/48 (a)	150,000	139,620
RB Series 2021 E1	4.00%	02/01/43 (a)	165,000	157,233
RB Series 2021 E-1	4.00%	02/01/40 (a)	10,000	9,829
RB Series 2021 E-1	4.00%	02/01/41 (a)	25,000	24,355
RB Series 2021 E-1	4.00%	02/01/46 (a)	35,000	32,821
RB Series 2021 E-1	4.00%	02/01/49 (a)	255,000	236,360
RB Series 2022 A-1	5.00%	08/01/29	55,000	60,182
RB Series 2022 A-1	5.00%	08/01/32	75,000	85,725
RB Series 2022 A-1	5.00%	08/01/35 (a)	250,000	277,920
RB Series 2022 A-1	5.25%	08/01/40 (a)	130,000	141,000
RB Series 2022 A-1	5.00%	08/01/41 (a)	30,000	31,832
RB Series 2022 A-1	5.25%	08/01/42 (a)	25,000	26,747
RB Series 2022 A-1	5.00%	08/01/43 (a)	2,000,000	2,098,787
RB Series 2022 A-1	5.00%	08/01/45 (a)	70,000	72,842
RB Series 2022 C1	4.00%	02/01/41 (a)	1,000,000	974,192
RB Series 2022 C-1	5.00%	02/01/37 (a)	270,000	294,555
RB Series 2022 C-1	4.00%	02/01/42 (a)	25,000	24,095
RB Series 2022 C-1	5.00%	02/01/44 (a)	150,000	156,263
RB Series 2022 C-1	5.00%	02/01/47 (a)	2,250,000	2,320,344
RB Series 2022 D-1	5.00%	11/01/36 (a)	340,000	375,143
RB Series 2022 D-1	5.25%	11/01/42 (a)	150,000	160,837
RB Series 2022 D-1	5.25%	11/01/48 (a)	175,000	183,675
RB Series 2022 F-1	5.00%	02/01/40 (a)	50,000	53,223
RB Series 2022 F-1	5.00%	02/01/42 (a)	230,000	241,640
RB Series 2022 F-1	5.00%	02/01/43 (a)	125,000	130,735
RB Series 2022 F-1	5.00%	02/01/44 (a)	90,000	93,758
RB Series 2022 F-1	5.00%	02/01/47 (a)	150,000	154,690

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 F-1	4.00%	02/01/51 (a)	310,000	287,294
RB Series 2022 F-1	5.00%	02/01/51 (a)	210,000	215,526
RB Series 2022A-1	4.00%	08/01/48 (a)	2,250,000	2,102,588
RB Series 2023 A	5.00%	05/01/36 (a)	200,000	223,043
RB Series 2023 A	5.00%	05/01/37 (a)	200,000	220,182
RB Series 2023 A	5.00%	05/01/40 (a)	35,000	37,812
RB Series 2023 A	5.00%	05/01/47 (a)	335,000	347,869
RB Series 2023 A	5.00%	05/01/53 (a)	125,000	128,626
RB Series 2023 F-1	5.00%	02/01/44 (a)	200,000	210,380
Refunding RB Series 2002 1	5.00%	11/01/27	15,000	15,810
Refunding RB Series 2002 1	5.00%	11/01/28	185,000	199,184
Refunding RB Series 2017 C	5.00%	11/01/25	300,000	300,570
Refunding RB Series 2017 C	5.00%	11/01/28 (a)	25,000	25,969
Refunding RB Series 2017 C	5.00%	11/01/30 (a)	130,000	135,081
Refunding RB Series 2017 C	5.00%	11/01/31 (a)	25,000	25,935
Refunding RB Series 2020 A	5.00%	11/01/26	65,000	66,761
Refunding RB Series 2020 A	5.00%	11/01/27	100,000	105,399
Refunding RB Series 2020 A	5.00%	11/01/29	360,000	395,982
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	60,000	66,478
Refunding RB Series 2020 A	3.00%	11/01/37 (a)	325,000	294,677
Refunding RB Series 2021 A-1	5.00%	11/01/28	330,000	355,301
Refunding RB Series 2021 A-1	5.00%	11/01/29	1,040,000	1,143,949
Refunding RB Series 2021 A-1	5.00%	11/01/30	45,000	50,464
Refunding RB Series 2021 A-1	5.00%	11/01/32 (a)	200,000	223,188
Refunding RB Series 2021 A-1	4.00%	11/01/37 (a)	125,000	125,660
Refunding RB Series 2021 A-1	4.00%	11/01/38 (a)	140,000	139,888
Refunding RB Series 2021 F-1	5.00%	11/01/26	305,000	313,264
Refunding RB Series 2021 F-1	5.00%	11/01/27	125,000	131,749
Refunding RB Series 2021 F-1	5.00%	11/01/28	130,000	139,967
Refunding RB Series 2021 F-1	5.00%	11/01/29	605,000	665,470
Refunding RB Series 2021 F-1	5.00%	11/01/30	35,000	39,250
Refunding RB Series 2021 F-1	5.00%	11/01/31 (a)	255,000	284,204
Refunding RB Series 2021 F-1	5.00%	11/01/32 (a)	180,000	199,484
Refunding RB Series 2021 F-1	5.00%	11/01/33 (a)	190,000	209,248
Refunding RB Series 2021 F-1	4.00%	11/01/37 (a)	200,000	201,086
Refunding RB Series 2022 B-1	5.00%	11/01/25	250,000	250,475
Refunding RB Series 2022 B-1	5.00%	11/01/26	215,000	220,825
Refunding RB Series 2022 B-1	5.00%	11/01/29	330,000	362,984
Refunding RB Series 2022 B-1	5.00%	11/01/30	300,000	336,428
Refunding RB Series 2022 B-1	5.25%	11/01/37 (a)	200,000	222,298
Refunding RB Series 2022 D-1	5.00%	11/01/29	190,000	208,991
Refunding RB Series 2022 D-1	5.00%	11/01/30	90,000	100,928
Refunding RB Series 2022 D-1	5.00%	11/01/33 (a)	50,000	56,103
Refunding RB Series 2022 D-1	5.00%	11/01/38 (a)	100,000	107,909
Refunding RB Series 2023 E-1	5.00%	11/01/26	270,000	277,316
Refunding RB Series 2023 E-1	5.00%	11/01/27	480,000	505,915
Refunding RB Series 2023 E-1	5.00%	11/01/28	100,000	107,667
Refunding RB Series 2023 E-1	5.00%	11/01/29	125,000	137,494
Refunding RB Series 2023 E-1	5.00%	11/01/30	130,000	145,786
Refunding RB Series 2023 E-1	5.00%	11/01/31	580,000	658,494
Refunding RB Series 2023 E-1	5.00%	11/01/32	150,000	171,838

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 E-1	5.00%	11/01/34 (a)	20,000	22,601
Refunding RB Series 2023 E-1	5.00%	11/01/40 (a)	3,000,000	3,239,525
Refunding RB Series 2023 E-1	5.00%	11/01/41 (a)	5,000,000	5,350,567
New York Convention Center Development Corp.
RB New York City Hotel Unit Fee Revenue Series 2016 A	4.80%	11/15/47 (d)	300,000	104,190
Refunding RB New York City Hotel Unit Fee Revenue Series 2015	5.00%	11/15/40 (a)	125,000	125,099
New York Liberty Development Corp.
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	3.00%	02/15/42 (a)	150,000	123,686
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	4.00%	02/15/43 (a)	1,465,000	1,409,189
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	2.75%	02/15/44 (a)	150,000	110,248
New York Power Authority
RB Series 2024 A	4.00%	11/15/54 (a)	250,000	226,446
RB SFP Transmission Project Series 2022 A	4.00%	11/15/52 (a)(c)	100,000	91,912
Refunding RB Series 2020 A	4.00%	11/15/45 (a)	1,120,000	1,050,653
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	274,614
Refunding RB Series 2020 A	4.00%	11/15/55 (a)	450,000	404,624
Refunding RB Series 2020 A	3.25%	11/15/60 (a)	1,000,000	731,522
New York State Dormitory Authority
RB Series 2018 A	5.00%	10/01/31 (a)	280,000	285,347
RB Series 2019 A	5.00%	10/01/25 (c)	120,000	120,000
RB Series 2019 A	5.00%	10/01/30 (a)(c)	35,000	36,658
RB Series 2020 A	5.00%	10/01/34 (a)(c)	65,000	68,354
RB Series 2022 A	5.00%	10/01/25 (c)	155,000	155,000
RB Series 2022 A	5.00%	10/01/26 (c)	120,000	123,045
RB Series 2022 A	5.00%	10/01/32 (a)(c)	130,000	143,482
RB Series 2022 A	5.00%	10/01/33 (a)(c)	80,000	87,753
RB Series 2022 A	5.00%	10/01/35 (a)(c)	155,000	168,066
RB Series 2023 A	5.00%	10/01/26 (c)	400,000	410,150
RB Series 2023 A	5.00%	10/01/28 (c)	60,000	64,663
RB Series 2023 A	5.00%	10/01/30 (c)	250,000	280,641
RB Series 2023 A	5.00%	10/01/32 (c)	45,000	51,639
RB Series 2023 A	5.00%	10/01/34 (a)(c)	170,000	189,005
RB Series 2024 A	5.00%	10/01/26 (c)	1,000,000	1,025,374
RB Series 2024 A	5.00%	10/01/28 (c)	50,000	53,886
RB Series 2024 A	5.00%	10/01/32 (c)	125,000	143,442
RB Series 2024 A	5.00%	10/01/35 (a)(c)	150,000	166,477
RB Series 2024 A	5.00%	10/01/36 (a)(c)	105,000	115,543
RB Series 2025 2025A	5.00%	10/01/38 (a)(c)	1,500,000	1,662,793
RB Series 2025 A	5.00%	10/01/27	4,000,000	4,213,256
RB Dormitory Facilities Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	90,291
RB Fordham University Series 2020	4.00%	07/01/46 (a)	185,000	168,220
RB Fordham University Series 2020	4.00%	07/01/50 (a)	75,000	66,503
RB Institute of Technology Series 2024	5.25%	07/01/54 (a)	100,000	102,222
RB New York University Series 2016 A	5.00%	07/01/33 (a)	100,000	101,388
RB New York University Series 2016 A	5.00%	07/01/34 (a)	250,000	253,228
RB New York University Series 2016 A	5.00%	07/01/36 (a)	75,000	75,857
RB New York University Series 2016 A	4.00%	07/01/39 (a)	95,000	95,045
RB New York University Series 2016 A	4.00%	07/01/43 (a)	200,000	191,902
RB New York University Series 2019 A	4.00%	07/01/45 (a)	245,000	229,615
RB New York University Series 2019 A	5.00%	07/01/49 (a)	3,940,000	4,001,224
RB Pace University Series 2024 A	5.50%	05/01/56 (a)	165,000	168,004

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/33 (a)	200,000	203,278
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/34 (a)	45,000	45,687
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/36 (a)	100,000	101,250
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/27 (a)(b)	1,735,000	1,773,213
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/28 (a)(b)	655,000	669,426
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/28 (a)(b)	680,000	704,045
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/29 (a)(b)	250,000	258,840
RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/28 (a)(b)	1,095,000	1,148,542
RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26 (b)	40,000	40,437
RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/49 (a)	150,000	110,307
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/26	725,000	733,239
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/29	380,000	412,602
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/31	250,000	282,120
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/32	45,000	51,272
RB Rochester Institute of Technology Series 2019 A	4.00%	07/01/44 (a)	200,000	185,831
RB Sales Tax Revenue Series 2015 B	5.00%	03/15/30 (a)(b)	190,000	190,160
RB Sales Tax Revenue Series 2015 B	5.00%	03/15/34 (a)(b)	130,000	130,110
RB Sales Tax Revenue Series 2015 BB	5.00%	03/15/33 (a)(b)	500,000	500,422
RB Sales Tax Revenue Series 2015 C	5.00%	03/15/45 (a)(b)	100,000	100,084
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/26 (b)	185,000	187,062
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	150,000	153,643
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/29 (a)(b)	30,000	30,729
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/31 (a)	200,000	204,601
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/32 (a)	180,000	183,934
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/35 (a)	100,000	101,834
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	145,000	150,453
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/28 (a)(b)	510,000	529,181
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/30 (a)	50,000	51,770
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/31 (a)	150,000	155,233
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/33 (a)	525,000	541,443
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/35 (a)	30,000	30,830
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/31 (a)	325,000	343,970
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	175,000	184,598
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/36 (a)	140,000	145,704
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/40 (a)	50,000	51,426
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/41 (a)	65,000	66,704
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/43 (a)	155,000	158,413
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/45 (a)	105,000	106,977
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/47 (a)	75,000	71,340
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	210,000	199,367
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/37 (a)	250,000	282,971
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/38 (a)	2,980,000	3,339,729
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	710,000	788,540
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	3,515,000	3,815,452
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	600,000	644,885
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/47 (a)	125,000	130,235
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/50 (a)	200,000	207,160
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/51 (a)	910,000	941,820
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/52 (a)	140,000	144,775
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/54 (a)	135,000	139,394
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/56 (a)	100,000	103,105

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Trustees of Columbia University in the City of New York Series 2016 A2	5.00%	10/01/46	750,000	833,525
RB Trustees of Columbia University in the City of New York Series 2016 A-2	5.00%	10/01/46 (a)	30,000	30,236
RB Trustees of Columbia University in the City of New York Series 2017 A	5.00%	10/01/47	150,000	166,246
RB Trustees of Columbia University in the City of New York Series 2023 A	5.00%	10/01/34 (a)	145,000	167,237
Refunding RB Cornell University Series 2020 A	5.00%	07/01/26	50,000	50,986
Refunding RB Cornell University Series 2020 A	4.00%	07/01/50 (a)	275,000	251,716
Refunding RB Cornell University Series 2024 A	5.50%	07/01/54 (a)	365,000	396,828
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/36 (a)	200,000	193,130
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/40 (a)	25,000	22,806
Refunding RB New School Series 2016 A	4.00%	07/01/43 (a)	450,000	410,917
Refunding RB New School Series 2022 A	4.00%	07/01/47 (a)	75,000	64,927
Refunding RB New York University Series 2017 A	5.00%	07/01/32 (a)	50,000	52,013
Refunding RB New York University Series 2017 A	4.00%	07/01/36 (a)	400,000	402,072
Refunding RB New York University Series 2021 A	4.00%	07/01/46 (a)	20,000	19,025
Refunding RB Personal Income Tax Revenue Series 2015 E	5.00%	03/15/32 (a)(b)	80,000	80,067
Refunding RB Personal Income Tax Revenue Series 2015 E	3.25%	03/15/36 (a)	155,000	149,194
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/27 (b)	95,000	98,359
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/30 (a)	10,000	10,323
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/32 (a)	100,000	102,843
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/34 (a)	1,330,000	1,341,633
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/35 (a)	125,000	125,557
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/38 (a)	100,000	101,653
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/37 (a)	55,000	56,399
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/38 (a)	125,000	127,838
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/40 (a)	100,000	101,672
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/41 (a)	860,000	872,210
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/42 (a)	40,000	40,474
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/43 (a)	25,000	25,256
Refunding RB Personal Income Tax Revenue Series 2017A	4.00%	02/15/36 (a)	170,000	170,455
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	200,000	212,994
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/35 (a)	100,000	101,512
Refunding RB Personal Income Tax Revenue Series 2018 A	5.25%	03/15/37 (a)	745,000	787,035
Refunding RB Personal Income Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	100,000	91,855
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/33 (a)	100,000	106,862
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/34 (a)	160,000	170,329
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	65,000	68,903
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	65,000	68,603
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	30,000	31,424
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/39 (a)	140,000	146,144
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	115,000	118,883
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	350,000	360,339
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/46 (a)	250,000	255,256
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26	65,000	65,739
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	60,000	66,547
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/31 (a)	50,000	55,787
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/32 (a)	125,000	138,387
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/33 (a)	50,000	54,915
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/35 (a)	150,000	153,580
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/36 (a)	195,000	198,207
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/41 (a)	385,000	322,464
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/44 (a)	50,000	47,021

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/47 (a)	75,000	70,238
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	200,000	145,358
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/30	115,000	127,333
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/36 (a)	40,000	40,606
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/39 (a)	3,605,000	3,609,884
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/41 (a)	150,000	155,997
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/47 (a)	500,000	468,424
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/48 (a)	2,415,000	2,461,542
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/49 (a)	1,245,000	1,156,410
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29	60,000	65,148
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/30	115,000	127,548
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/33 (a)	400,000	442,134
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/34 (a)	60,000	65,907
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/35 (a)	150,000	163,635
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	250,000	270,805
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	215,000	216,967
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/38 (a)	1,000,000	1,006,163
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/41 (a)	55,000	53,693
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	150,000	140,705
Refunding RB Personal Income Tax Revenue Series 2021 A	3.00%	03/15/51 (a)	150,000	108,059
Refunding RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/33 (a)	125,000	141,150
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/37 (a)	415,000	419,305
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/44 (a)	105,000	98,446
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/48 (a)	30,000	27,989
Refunding RB Personal Income Tax Revenue Series 2021 E	3.00%	03/15/51 (a)	1,115,000	803,899
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28 (b)	200,000	212,815
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/33 (a)	40,000	45,193
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/34 (a)	25,000	25,964
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/38 (a)	75,000	75,518
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/39 (a)	230,000	230,293
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/41 (a)	305,000	323,624
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/42 (a)	520,000	499,646
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/43 (a)	50,000	47,252
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/46 (a)	495,000	511,157
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	1,250,000	1,159,677
Refunding RB Personal Income Tax Revenue Series 2022 A	3.50%	03/15/52 (a)	185,000	148,743
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/30	25,000	27,728
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/31	5,125,000	5,783,470
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/33	35,000	40,114
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/27	1,000,000	1,038,251
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29 (a)	210,000	228,017
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/31	405,000	457,035
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/32	480,000	546,899
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/34	175,000	201,414
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/36 (a)	175,000	197,967
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	1,275,000	1,403,409
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/40 (a)	325,000	353,248
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	260,000	280,201
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	110,000	117,517
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/43 (a)	1,000,000	1,062,605
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/46 (a)	115,000	120,017

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/47 (a)	1,000,000	945,860
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/48 (a)	150,000	158,808
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/49 (a)	945,000	999,444
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/54 (a)	500,000	456,533
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/41 (a)	2,500,000	2,713,288
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/49 (a)	1,500,000	1,560,892
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	375,000	387,747
Refunding RB Personal Income Tax Revenue Series 2025 C	5.00%	03/15/43 (a)	750,000	803,724
Refunding RB Refunding RB Series 2024 B	5.00%	03/15/30 (a)	345,000	383,415
Refunding RB Rockefeller University Series 2019 C	4.00%	07/01/49 (a)	150,000	137,032
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/30 (a)	155,000	164,352
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/31 (a)	280,000	296,375
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/32 (a)	220,000	232,115
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/33 (a)	145,000	152,469
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/34 (a)	145,000	151,960
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/35 (a)	280,000	292,431
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/42 (a)	100,000	102,363
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/27 (b)	160,000	166,017
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/31 (a)	25,000	26,746
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/33 (a)	50,000	53,072
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/35 (a)	305,000	321,135
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/41 (a)	400,000	412,258
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/43 (a)	30,000	30,756
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/48 (a)	250,000	254,455
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/29	1,000,000	1,088,223
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/33	110,000	126,710
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/35 (a)	190,000	215,929
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/37 (a)	75,000	83,720
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/45 (a)	350,000	366,741
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/53 (a)	2,165,000	2,234,663
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/28	250,000	265,956
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/34	285,000	330,326
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/35	1,000,000	1,162,915
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/36 (a)	300,000	344,948
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/39 (a)	395,000	440,752
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/40 (a)	250,000	275,125
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/43 (a)	100,000	107,030
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/44 (a)	420,000	445,341
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/45 (a)	2,665,000	2,805,622
Refunding RB Sales Tax Revenue Series 2024 B	4.00%	03/15/54 (a)	560,000	512,152
Refunding RB State University of New York Dormitory Facilities Revenue Series 2017 A	5.00%	07/01/26	50,000	50,930
Refunding RB Trustees of Columbia University in the City of New York Series 2018 B	5.00%	10/01/38 (a)	2,045,000	2,116,388
Refunding RB Yeshiva University Series 2022 A	5.00%	07/15/50 (a)	250,000	241,056
New York State Environmental Facilities Corp.
RB Water & Sewer System Series 2017 E	5.00%	06/15/47 (a)	200,000	202,532
Refunding RB Water & Sewer System Series 2016 A	5.00%	06/15/41 (a)	100,000	100,595
Refunding RB Water & Sewer System Series 2017 A	5.00%	06/15/46 (a)	2,075,000	2,101,960
Refunding RB Water & Sewer System Series 2020 A	4.00%	06/15/45 (a)	100,000	95,597
Refunding RB Water & Sewer System Series 2022 A	5.00%	06/15/51 (a)	250,000	257,231
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/27	10,000	10,460
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/32	70,000	80,839

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/34	80,000	93,860
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/39 (a)	110,000	122,864
New York State Thruway Authority
RB Series 2016 A	5.00%	01/01/46 (a)	200,000	199,971
RB Series 2016 A	4.00%	01/01/51 (a)	85,000	75,417
RB Series 2016 A	5.00%	01/01/51 (a)	75,000	74,944
RB Series 2016 A	5.25%	01/01/56 (a)	200,000	200,113
RB Series 2019 B	5.00%	01/01/30	135,000	149,511
RB Series 2019 B	4.00%	01/01/37 (a)	3,520,000	3,548,554
RB Series 2019 B	4.00%	01/01/38 (a)	100,000	100,366
RB Series 2019 B	4.00%	01/01/39 (a)	175,000	175,040
RB Series 2019 B	4.00%	01/01/40 (a)(c)	50,000	49,312
RB Series 2019 B	4.00%	01/01/41 (a)	125,000	122,134
RB Series 2019 B	4.00%	01/01/45 (a)	200,000	186,732
RB Series 2019 B	4.00%	01/01/45 (a)(c)	100,000	93,834
RB Series 2019 B	3.00%	01/01/46 (a)	455,000	340,398
RB Series 2019 B	3.00%	01/01/53 (a)(c)	100,000	71,550
RB Series 2019 B	4.00%	01/01/53 (a)(c)	30,000	27,556
RB Series 2020 N	4.00%	01/01/42 (a)	90,000	87,184
RB Series 2020 N	3.00%	01/01/50 (a)	70,000	50,003
RB Personal Income Tax Revenue Series 2022 C	5.00%	03/15/53 (a)	5,040,000	5,168,664
RB Personal Income Tax Revenue Series 2022 C	4.13%	03/15/57 (a)	450,000	415,110
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/39 (a)	1,000,000	1,119,166
RB Personal Income Tax Revenue Series 2025 B	5.00%	03/15/59 (a)	1,000,000	1,033,800
Refunding RB Series 2018 L	5.00%	01/01/30 (a)	100,000	105,347
Refunding RB Series 2018 L	5.00%	01/01/33 (a)	135,000	141,481
Refunding RB Series 2018 L	5.00%	01/01/34 (a)	215,000	224,668
Refunding RB Series 2018 L	5.00%	01/01/35 (a)	130,000	135,456
Refunding RB Series 2018 L	4.00%	01/01/36 (a)	25,000	25,099
Refunding RB Series 2018 L	3.50%	01/01/37 (a)	325,000	322,806
Refunding RB Series 2021 O	5.00%	01/01/33 (a)	6,315,000	7,056,029
Refunding RB Series 2021 O	4.00%	01/01/41 (a)	225,000	219,900
Refunding RB Series 2021 O	4.00%	01/01/42 (a)	150,000	145,093
Refunding RB Series 2021 O	4.00%	01/01/45 (a)	750,000	702,668
Refunding RB Series 2024 P	5.00%	01/01/27	1,100,000	1,134,806
Refunding RB Series 2024 P	5.00%	01/01/34	155,000	180,411
Refunding RB Series 2024 P	5.00%	01/01/36 (a)	25,000	28,566
Refunding RB Series 2024 P	5.00%	01/01/44 (a)	100,000	105,244
Refunding RB Series 2024 P	5.00%	01/01/49 (a)	100,000	104,192
Refunding RB Series 2024 P	5.25%	01/01/54 (a)	295,000	311,065
Refunding RB Series 2024 Q	5.00%	01/01/28	95,000	100,762
Refunding RB Personal Income Tax Revenue Series 2021 A1	5.00%	03/15/30	90,000	99,941
Refunding RB Personal Income Tax Revenue Series 2021 A1	3.00%	03/15/49 (a)	1,000,000	749,601
Refunding RB Personal Income Tax Revenue Series 2021 A1	4.00%	03/15/52 (a)	695,000	631,534
Refunding RB Personal Income Tax Revenue Series 2021 A1	4.00%	03/15/54 (a)	500,000	451,402
Refunding RB Personal Income Tax Revenue Series 2021 A-1	5.00%	03/15/35 (a)	250,000	274,037
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/37 (a)	5,080,000	5,141,476
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/41 (a)	250,000	243,779
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/45 (a)	220,000	206,416
Refunding RB Personal Income Tax Revenue Series 2021 A-1	3.00%	03/15/48 (a)	130,000	98,473
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/56 (a)	335,000	300,554

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/57 (a)	350,000	313,051
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/59 (a)	215,000	191,145
Refunding RB Personal Income Tax Revenue Series 2021A-1	4.00%	03/15/47 (a)	500,000	462,866
Refunding RB Personal Income Tax Revenue Series 2022	5.00%	03/15/40 (a)	220,000	236,879
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/43 (a)	230,000	220,251
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28	45,000	47,883
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/30	220,000	244,300
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/31	4,000,000	4,509,573
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/35 (a)	380,000	425,932
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/39 (a)	190,000	206,514
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	45,000	46,384
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	450,000	418,300
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/51 (a)	250,000	230,595
Onondaga Civic Development Corp.
RB Syracuse University Series 2025	4.50%	12/01/50 (a)	1,000,000	996,768
Onondaga County Trust for Cultural Resources
Refunding RB Syracuse University Series 2019	5.00%	12/01/45 (a)	500,000	515,376
Refunding RB Syracuse University Series 2019	4.00%	12/01/49 (a)	155,000	142,296
Port Authority of New York & New Jersey
RB Series 2012 175th	3.25%	12/01/42 (a)	75,000	62,347
RB Series 2019	4.00%	11/01/41 (a)	200,000	196,481
RB Series 2019	5.00%	11/01/44 (a)	3,620,000	3,718,754
RB Series 2022 237	5.00%	01/15/52 (a)	1,060,000	1,097,744
RB Series 2023 241	5.00%	07/15/41 (a)	10,000	10,792
RB Series 2023 241	5.00%	07/15/42 (a)	250,000	267,410
Refunding RB Series 2015 194	5.00%	10/15/28 (a)	100,000	100,087
Refunding RB Series 2015 194	5.00%	10/15/30 (a)	100,000	100,087
Refunding RB Series 2015 194	5.00%	10/15/34 (a)	105,000	105,091
Refunding RB Series 2015 194	5.00%	10/15/41 (a)	230,000	230,200
Refunding RB Series 2015 194	5.25%	10/15/55 (a)	100,000	100,096
Refunding RB Series 2016 198	5.00%	11/15/46 (a)	25,000	25,019
Refunding RB Series 2016 198	5.25%	11/15/56 (a)	160,000	160,432
Refunding RB Series 2017	5.25%	10/15/57 (a)	200,000	203,204
Refunding RB Series 2017 205	5.00%	11/15/32 (a)	100,000	104,726
Refunding RB Series 2017 205	5.00%	11/15/34 (a)	125,000	130,251
Refunding RB Series 2018 209	5.00%	07/15/32 (a)	150,000	159,432
Refunding RB Series 2018 209	5.00%	07/15/34 (a)	65,000	68,622
Refunding RB Series 2018 211	4.00%	09/01/43 (a)	150,000	143,688
Refunding RB Series 2019 212	4.00%	09/01/37 (a)	250,000	251,999
Refunding RB Series 2019 212th	5.00%	09/01/34 (a)	135,000	144,785
Refunding RB Series 2019 213	5.00%	09/01/34 (a)	200,000	214,496
Refunding RB Series 2020 222	5.00%	07/15/33 (a)	125,000	137,566
Refunding RB Series 2020 222	5.00%	07/15/34 (a)	150,000	164,278
Refunding RB Series 2020 222	5.00%	07/15/35 (a)	245,000	267,127
Refunding RB Series 2020 222	4.00%	07/15/39 (a)	100,000	100,149
Refunding RB Series 2020 222	4.00%	07/15/40 (a)	40,000	39,781
Refunding RB Series 2021 224	4.00%	07/15/41 (a)	150,000	147,605
Refunding RB Series 2021 224	4.00%	07/15/61 (a)	300,000	264,025
Refunding RB Series 2022 230	4.00%	12/01/26	25,000	25,445
Refunding RB Series 2022 233	5.25%	08/01/52 (a)	180,000	188,499
Refunding RB Series 2023 240	5.00%	07/15/53 (a)	200,000	207,389

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 243	5.00%	12/01/37 (a)	90,000	100,715
Refunding RB Series 2024 244	5.00%	07/15/35 (a)	250,000	288,067
Refunding RB Series 2024 244	5.00%	07/15/38 (a)	2,000,000	2,241,300
Refunding RB Series 2024 244	5.00%	07/15/39 (a)	145,000	161,414
Refunding RB Series 2024 245	5.00%	09/01/37 (a)	65,000	73,482
Refunding RB Series 2024 245	5.00%	09/01/49 (a)	1,000,000	1,047,685
Refunding RB Series 2024 245	5.00%	09/01/54 (a)	250,000	260,524
Refunding RB Series 2025 250	5.00%	10/15/28	2,250,000	2,428,398
Refunding RB Series 2025 250	5.00%	10/15/32	1,000,000	1,152,762
State of New York
GO Bonds Series 2013 A	3.50%	03/01/43 (a)	45,000	40,458
Refunding GO Bonds Series 2025 A	5.00%	03/15/38 (a)	150,000	171,571
Suffolk County Water Authority
Refunding RB Series 2015	4.00%	06/01/31 (a)	100,000	100,115
Refunding RB Series 2015	3.00%	06/01/32 (a)	100,000	100,025
Triborough Bridge & Tunnel Authority
RB Series 2015 A	5.00%	11/15/50 (a)	125,000	124,991
RB Series 2017 C-2	5.00%	11/15/42 (a)	3,500,000	3,556,194
RB Series 2018 A	5.00%	11/15/45 (a)	200,000	204,612
RB Series 2018 A	4.00%	11/15/47 (a)	200,000	185,785
RB Series 2018 A	4.00%	11/15/48 (a)	1,000,000	925,281
RB Series 2020 A	5.00%	11/15/49 (a)	1,150,000	1,177,437
RB Series 2020 A	4.00%	11/15/54 (a)	300,000	274,725
RB Series 2020 A	5.00%	11/15/54 (a)	3,000,000	3,059,117
RB Series 2021 A	5.00%	11/01/25	165,000	165,308
RB Series 2021 A	5.00%	11/15/51 (a)	140,000	143,221
RB Series 2022 A	5.00%	11/15/42 (a)	30,000	31,635
RB Series 2022 A	5.00%	11/15/47 (a)	290,000	298,711
RB Series 2022 A	5.50%	11/15/57 (a)	1,000,000	1,061,352
RB Series 2024 A-1	4.00%	11/15/54 (a)	35,000	32,051
RB Series 2025 A	5.00%	02/01/28	1,400,000	1,485,343
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	4.00%	05/15/46 (a)	100,000	92,608
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	5.00%	05/15/51 (a)	120,000	123,028
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C3	3.00%	05/15/51 (a)	500,000	372,566
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	2.50%	05/15/51 (a)	100,000	62,709
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	4.00%	05/15/51 (a)	125,000	114,229
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	4.00%	05/15/26	100,000	101,013
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/26	200,000	203,254
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/28	160,000	171,132
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/29	200,000	218,958
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/31	1,280,000	1,450,609
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/32	155,000	177,612
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/41 (a)	45,000	48,454
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.00%	05/15/47 (a)	395,000	408,176
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/52 (a)	330,000	345,024
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	4.50%	05/15/47 (a)	20,000	20,055

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.25%	05/15/47 (a)	110,000	115,914
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022D-2	5.50%	05/15/52 (a)	645,000	688,033
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 B	5.00%	11/15/28 (a)	370,000	397,324
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/49 (a)	170,000	176,767
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/54 (a)	150,000	155,270
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-1	5.00%	03/15/27	1,420,000	1,472,037
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/37 (a)	150,000	170,382
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/38 (a)	50,000	55,981
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/44 (a)	500,000	527,137
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/47 (a)	2,085,000	2,213,206
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/54 (a)	1,050,000	1,107,341
RB Real Estate Transfer Tax Series 2025 A	5.50%	12/01/59 (a)	250,000	269,746
Refunding RB Series 2001C	3.85%	01/01/32 (a)(c)(f)	1,200,000	1,200,000
Refunding RB Series 2012 B	3.68%	11/15/32 (d)	200,000	160,189
Refunding RB Series 2013 A	4.54%	11/15/31 (d)	305,000	252,848
Refunding RB Series 2016 A	5.00%	11/15/46 (a)	100,000	100,093
Refunding RB Series 2017 B	5.00%	11/15/27 (a)	65,000	67,565
Refunding RB Series 2017 B	5.00%	11/15/29 (a)	25,000	26,000
Refunding RB Series 2017 B	5.00%	11/15/31 (a)	500,000	518,853
Refunding RB Series 2017 B	5.00%	11/15/33 (a)	500,000	516,577
Refunding RB Series 2017 B	5.00%	11/15/34 (a)	200,000	206,210
Refunding RB Series 2017 B	5.00%	11/15/36 (a)	250,000	256,595
Refunding RB Series 2017 B	5.00%	11/15/37 (a)	110,000	112,671
Refunding RB Series 2017 C-1	5.00%	11/15/25	285,000	285,838
Refunding RB Series 2017 C-1	5.00%	11/15/28	75,000	81,148
Refunding RB Series 2018 B	5.00%	11/15/30	50,000	56,514
Refunding RB Series 2018 C	5.00%	11/15/37 (a)	185,000	193,868
Refunding RB Series 2023 A	5.00%	11/15/26	1,450,000	1,492,531
Refunding RB Series 2023 A	5.00%	11/15/28	200,000	216,395
Refunding RB Series 2023 A	5.00%	11/15/31	120,000	137,321
Refunding RB Series 2023 A	5.00%	11/15/36 (a)	135,000	151,170
Refunding RB Series 2024 C	5.00%	11/15/34	2,225,000	2,587,262
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	4.00%	05/15/46 (a)	1,350,000	1,258,167
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	5.00%	05/15/51 (a)	2,050,000	2,095,575
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-2	3.00%	05/15/32 (a)	25,000	25,064
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/47 (a)	135,000	139,503
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	4.00%	05/15/51 (a)	175,000	159,921
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/52	250,000	275,795
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/57 (a)	250,000	256,742
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/27 (a)	275,000	288,417
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/32 (a)	330,000	376,761

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-1	5.00%	11/15/27 (a)	300,000	314,693
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/25	165,000	165,454
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/26	2,285,000	2,352,537
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/34 (a)	65,000	74,078
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/34 (a)	30,000	34,434
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/36 (a)	95,000	106,889
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.25%	11/15/40 (a)	115,000	127,779
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B	4.13%	05/15/54 (a)	670,000	623,717
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-1	5.25%	05/15/54 (a)	1,285,000	1,357,599
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-2	5.00%	05/15/31 (a)	2,165,000	2,438,209
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/35 (a)	3,000,000	3,434,275
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/36 (a)	6,000,000	6,800,752
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024C	5.00%	11/15/38 (a)	275,000	305,557
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (a)	460,000	423,128
RB Series 2022 A	4.00%	05/15/52 (a)	200,000	182,494
RB Series 2022 A	5.25%	05/15/52 (a)	260,000	272,438
RB Series 2022 A	4.00%	05/15/57 (a)	150,000	134,080
RB Series 2022 A	5.25%	05/15/57 (a)	200,000	209,499
RB Series 2023 A	4.13%	05/15/53 (a)	100,000	92,424
RB Series 2023 A	4.25%	05/15/58 (a)	350,000	330,338
RB Series 2024 A-1	5.00%	05/15/49 (a)	445,000	465,280
RB Series 2024 A-1	4.00%	05/15/54 (a)	150,000	134,054
RB Series 2024 A-1	5.00%	05/15/54 (a)	340,000	353,179
RB Series 2024 A-1	5.25%	05/15/59 (a)	1,300,000	1,372,467
RB Series 2024 A-1	4.13%	05/15/64 (a)	470,000	421,788
RB Series 2024 A-1	5.25%	05/15/64 (a)	1,250,000	1,316,022
Troy Capital Resource Corp.
Refunding RB Rensselaer Polytechnic Institute Series 2020 A	4.00%	09/01/40 (a)	200,000	191,394
Trust for Cultural Resources of The City of New York
Refunding RB Lincoln Center for the Performing Arts, Inc. Series 2020 A	4.00%	12/01/33 (a)	250,000	257,737
Utility Debt Securitization Authority
RB Series 2017	5.00%	12/15/38 (a)	50,000	51,659
RB Series 2017	5.00%	12/15/39 (a)	130,000	134,069
RB Series 2017	5.00%	12/15/40 (a)	5,155,000	5,309,015
RB Series 2017	5.00%	12/15/41 (a)	125,000	128,436
Refunding RB Series 2015	5.00%	12/15/32 (a)	250,000	250,954
Refunding RB Series 2015	5.00%	12/15/33 (a)	250,000	250,886
Refunding RB Series 2015	5.00%	12/15/35 (a)	150,000	150,444
Refunding RB Series 2015	5.00%	12/15/36 (a)	250,000	250,663

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2015	4.00%	12/15/37 (a)	250,000	250,189
Refunding RB Series 2016 A	5.00%	12/15/28 (a)	200,000	203,614
Refunding RB Series 2016 A	5.00%	12/15/33 (a)	200,000	202,810
Refunding RB Series 2016 A	5.00%	12/15/34 (a)	285,000	288,744
Refunding RB Series 2016 B	5.00%	12/15/30 (a)	25,000	25,423
Refunding RB Series 2016 B	5.00%	12/15/33 (a)	85,000	86,194
Refunding RB Series 2022 TE	5.00%	12/15/30	125,000	137,821
Refunding RB Series 2022 TE	5.00%	06/15/31	85,000	94,315
Refunding RB Series 2022 TE	5.00%	12/15/31	195,000	218,589
				628,229,438
NORTH CAROLINA 1.3%
City of Charlotte
Refunding COP Series 2021 A	3.00%	06/01/48 (a)	170,000	127,525
City of Charlotte Airport Revenue
RB Series 2022 A	4.00%	07/01/52 (a)	200,000	183,008
Refunding RB Series 2025 A	5.00%	07/01/50 (a)	500,000	523,974
Refunding RB Series 2025 A	5.25%	07/01/55 (a)	1,000,000	1,070,559
City of Charlotte Water & Sewer System Revenue
RB Series 2024	5.00%	07/01/54 (a)	250,000	263,883
City of Raleigh Combined Enterprise System Revenue
Refunding RB Series 2023	5.00%	09/01/48 (a)	250,000	263,098
County of Guilford
GO Bonds Series 2025	5.00%	03/01/31	25,000	28,332
GO Bonds Series 2025	5.00%	03/01/32	2,500,000	2,869,531
GO Bonds Series 2025	5.00%	03/01/33	1,290,000	1,495,842
GO Bonds Series 2025	5.00%	03/01/37 (a)	3,290,000	3,758,802
County of Union Enterprise System Revenue
RB Series 2021	3.00%	06/01/46 (a)	100,000	75,732
County of Wake
Refunding GO Bonds Series 2023 A	5.00%	05/01/34 (a)	6,710,000	7,735,253
North Carolina Capital Facilities Finance Agency
RB Duke University Series 2015 B	5.00%	10/01/41 (a)(b)	160,000	160,000
RB Duke University Series 2015 B	5.00%	10/01/55 (a)(b)	250,000	250,000
Refunding RB Duke University Series 2016 B	5.00%	07/01/42 (a)	100,000	100,438
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2015 A	5.00%	01/01/27 (a)	60,000	60,371
Refunding RB Series 2015 A	5.00%	01/01/28 (a)	1,100,000	1,106,497
North Carolina State University at Raleigh
Refunding RB Series 2020 A	5.00%	10/01/30 (a)	155,000	172,337
North Carolina Turnpike Authority
RB Series 2009 B	3.89%	01/01/37 (c)(d)	25,000	16,171
RB Series 2019	4.58%	01/01/40 (a)(d)	200,000	106,988
RB Series 2019	4.56%	01/01/41 (a)(d)	195,000	97,873
RB Series 2019	4.51%	01/01/49 (a)(d)	250,000	78,610
RB Series 2019	5.00%	01/01/49 (a)	320,000	322,550
RB Series 2019	4.00%	01/01/55 (a)	200,000	174,036
RB Series 2024 A	5.00%	01/01/58 (a)(c)	715,000	732,758
Refunding RB Series 2017 A	5.00%	07/01/54 (a)	200,000	200,228
Refunding RB Series 2018	4.00%	01/01/37 (a)(c)	40,000	40,167
Refunding RB Series 2018	4.00%	01/01/41 (a)(c)	140,000	136,683

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of North Carolina
GO Bonds Series 2019 B	5.00%	06/01/29	130,000	142,465
GO Bonds Series 2019 B	2.13%	06/01/36 (a)	335,000	286,572
RB Series 2019	5.00%	03/01/27	25,000	25,912
RB Series 2019	5.00%	03/01/30 (a)	200,000	216,397
RB Series 2019	5.00%	03/01/33 (a)	25,000	26,789
RB Series 2019	5.00%	03/01/34 (a)	55,000	58,705
RB Series 2019 0	5.00%	03/01/31 (a)	125,000	134,985
RB Highway Trust Fund Series 2020 B	5.00%	05/01/27	40,000	41,644
RB Highway Trust Fund Series 2020 B	5.00%	05/01/28	30,000	32,011
RB Highway Trust Fund Series 2020 B	5.00%	05/01/29	50,000	54,439
RB Highway Trust Fund Series 2020 B	5.00%	05/01/31 (a)	225,000	249,081
RB Highway Trust Fund Series 2020 B	3.00%	05/01/32 (a)	25,000	24,980
RB Highway Trust Fund Series 2020 B	3.00%	05/01/34 (a)	30,000	29,456
Refunding GO Bonds Series 2016 A	5.00%	06/01/27 (a)	4,000,000	4,068,482
Refunding GO Bonds Series 2016 A	5.00%	06/01/28 (a)	60,000	61,019
Refunding RB Series 2014 B	5.00%	06/01/26	95,000	96,604
Refunding RB Series 2017 B	5.00%	05/01/26	195,000	197,863
Refunding RB Series 2017 B	5.00%	05/01/27	330,000	343,564
Refunding RB Series 2017 B	5.00%	05/01/28 (a)	930,000	968,043
Refunding RB Series 2017 B	5.00%	05/01/29 (a)	80,000	83,187
Refunding RB Series 2025	5.00%	03/01/28	115,000	122,115
Refunding RB Series 2025	5.00%	03/01/29	1,000,000	1,085,214
				30,500,773
OHIO 0.8%
American Municipal Power, Inc.
RB Greenup Hydroelectric Revenue Series 2016 A	5.00%	02/15/41 (a)	275,000	275,295
Refunding RB Fremont Energy Center Revenue Series 2021 A	5.00%	02/15/34 (a)	125,000	137,078
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/37 (a)	155,000	156,133
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	5.00%	02/15/33 (a)	50,000	54,343
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	4.00%	02/15/39 (a)	275,000	271,483
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/34 (a)	65,000	66,480
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/36 (a)	95,000	96,093
Brunswick City School District
GO Bonds Series 2023	5.50%	12/01/60 (a)(c)	60,000	63,080
City of Columbus
Refunding GO Bonds Series 2016 1	5.00%	07/01/26	125,000	127,390
Refunding GO Bonds Series 2017 1	5.00%	04/01/29 (a)	100,000	104,790
City of Columbus Sewerage Revenue
Refunding RB Series 2015	5.00%	06/01/29 (a)	85,000	86,316
Columbus Regional Airport Authority
Refunding RB Series 2025 B	5.25%	01/01/55 (a)	250,000	262,242
County of Hamilton Sales Tax Revenue
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	75,000	76,721
Refunding RB Series 2016 A	4.00%	12/01/31 (a)	450,000	455,692
Northeast Ohio Regional Sewer District
Refunding RB Series 2017	4.00%	11/15/43 (a)	100,000	94,487
Ohio Higher Educational Facility Commission
RB Oberlin College Series 2023 A	5.00%	10/01/48 (a)	250,000	257,063
RB Oberlin College Series 2023 A	5.25%	10/01/53 (a)	145,000	151,023

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Case Western Reserve University Series 2016	5.00%	12/01/40 (a)	200,000	201,905
Refunding RB John Carroll University Series 2022	4.00%	10/01/52 (a)	75,000	58,638
Ohio State University
RB Series 2023 B	5.00%	12/01/33 (a)	95,000	109,561
Refunding RB Series 2020 A	5.00%	12/01/29	140,000	154,662
Ohio Turnpike & Infrastructure Commission
RB Series 2013 A-2	3.79%	02/15/36 (d)	300,000	208,176
RB Series 2018 A	4.00%	02/15/32 (a)	125,000	128,419
RB Series 2018 A	5.00%	02/15/32 (a)	200,000	209,534
RB Series 2018 A	5.00%	02/15/33 (a)	205,000	213,910
RB Series 2021 A	5.00%	02/15/46 (a)	5,200,000	5,372,220
Refunding RB Series 2022 A	5.00%	02/15/31	50,000	56,169
Refunding RB Series 2022 A	5.00%	02/15/39 (a)	105,000	114,661
Ohio University
Refunding RB Series 2017 A	5.00%	12/01/44 (a)	400,000	401,424
Ohio Water Development Authority
RB Series 2018	5.00%	06/01/28 (a)	75,000	79,567
RB Drinking Water Assistance Fund Series 2019	5.00%	12/01/29 (a)	175,000	192,049
RB Drinking Water Assistance Fund Series 2023 A	5.00%	12/01/33 (a)	5,000,000	5,799,722
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/41 (a)	600,000	654,888
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/44 (a)	50,000	53,565
RB Fresh Water Fund Series 2024 A	5.00%	06/01/31	135,000	153,317
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2024 D	5.00%	12/01/35 (a)	100,000	115,348
RB Series 2024 D	5.00%	12/01/36 (a)	55,000	62,812
Refunding RB Series 2023 A	5.00%	12/01/25	150,000	150,585
Refunding RB Series 2023 A	5.00%	12/01/27	20,000	21,130
Port of Greater Cincinnati Development Authority
Refunding RB Series 2024 B	4.25%	12/01/48 (a)(c)	60,000	57,312
Refunding RB Series 2024 B	5.00%	12/01/53 (a)	100,000	102,076
Refunding RB Series 2024 B	4.38%	12/01/58 (a)(c)	250,000	237,882
Shaker Heights City School District
GO Bonds Series 2024	5.25%	12/15/59 (a)	150,000	157,762
State of Ohio
RB Series 2018 1	5.00%	12/15/25	285,000	286,372
RB Series 2018 1	5.00%	12/15/27	35,000	36,966
Refunding GO Bonds Series 2017 B	5.00%	09/15/28	375,000	403,728
Refunding GO Bonds Series 2017 U	5.00%	05/01/26	75,000	76,079
Refunding GO Bonds Series 2017 U	5.00%	05/01/27	260,000	270,852
Refunding GO Bonds Series 2021 B	5.00%	09/15/29	35,000	38,508
Refunding GO Bonds Series 2021 B	5.00%	09/15/31	30,000	34,186
University of Cincinnati
RB Series 2024 A	5.00%	06/01/49 (a)	295,000	305,979
RB Series 2024 A	5.25%	06/01/49 (a)	80,000	84,334
Willoughby-Eastlake City School District
GO Bonds Series 2016	5.00%	12/01/46 (a)(b)	35,000	35,132
				19,375,139

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.6%
Canadian County Educational Facilities Authority
RB Independent School District No. 69 Mustang Series 2017	3.00%	09/01/29 (a)	100,000	100,010
RB Independent School District No. 69 Mustang Series 2023 A	5.25%	09/01/34 (a)	75,000	85,662
Cleveland County Educational Facilities Authority
RB Independent School District No. 2 Moore Series 2021	4.00%	06/01/27	225,000	229,799
Grand River Dam Authority
RB Electric System Revenue Series 2023	5.00%	06/01/38 (a)	220,000	239,964
RB Electric System Revenue Series 2023	5.00%	06/01/39 (a)	50,000	54,131
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	35,000	35,872
Refunding RB Series 2016 A	5.00%	06/01/30 (a)	30,000	30,709
Refunding RB Series 2016 A	5.00%	06/01/31 (a)	75,000	76,739
Refunding RB Series 2016 A	5.00%	06/01/32 (a)	35,000	35,791
Refunding RB Series 2024 A	5.00%	06/01/39 (a)	95,000	103,718
Oklahoma Capitol Improvement Authority
RB Series 2020 B	4.00%	07/01/50 (a)	100,000	92,163
Oklahoma City Water Utilities Trust
RB Series 2024	5.00%	07/01/54 (a)	5,000,000	5,196,057
Oklahoma County Finance Authority
RB Independent School District No. 4 Choctaw-Nicoma Park Series 2023	5.00%	09/01/36 (a)	685,000	746,943
Oklahoma County Independent School District No. 89 Oklahoma City
GO Bonds Series 2023 A	3.00%	07/01/26	375,000	375,246
GO Bonds Series 2024 A	1.25%	07/01/26	150,000	148,167
GO Bonds Series 2024 A	4.00%	07/01/27	45,000	46,153
Oklahoma Industries Authority
RB Oklahoma County Independent School District No. 89 Oklahoma City Series 2024	5.00%	04/01/32	90,000	101,050
Oklahoma Turnpike Authority
RB Series 2017 A	5.00%	01/01/42 (a)	25,000	25,144
RB Series 2017 A	4.00%	01/01/47 (a)	110,000	102,659
RB Series 2017 C	4.00%	01/01/42 (a)	350,000	344,697
RB Series 2018 A	4.00%	01/01/48 (a)	100,000	93,650
RB Series 2023	5.50%	01/01/53 (a)	340,000	360,126
RB Series 2025 A	5.00%	01/01/39 (a)	120,000	133,658
RB Series 2025 A	5.25%	01/01/47 (a)	2,000,000	2,150,225
RB Series 2025 A	5.50%	01/01/54 (a)	1,265,000	1,377,435
Refunding RB Series 2017 D	5.00%	01/01/26	105,000	105,634
Refunding RB Series 2017 D	5.00%	01/01/27	125,000	129,049
Refunding RB Series 2017 D	5.00%	01/01/28	75,000	79,126
Refunding RB Series 2020 A	5.00%	01/01/30	35,000	38,509
Oklahoma Water Resources Board
RB Series 2021	5.00%	04/01/51 (a)	150,000	154,502
RB Series 2024 B	4.25%	10/01/50 (a)	300,000	290,592
RB Drinking Water State Revolving Fund Series 2023 A	4.00%	04/01/48 (a)	255,000	239,613
RB Drinking Water State Revolving Fund Series 2023 A	4.13%	04/01/53 (a)	200,000	184,453
University of Oklahoma
RB Series 2021 A	5.00%	07/01/46 (a)(c)	135,000	139,143
RB Series 2021 A	4.00%	07/01/51 (a)(c)	275,000	247,315
Refunding RB Series 2024 A	5.00%	07/01/49 (a)(c)	150,000	154,652
				14,048,356

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 0.6%
City of Portland Sewer System Revenue
Refunding RB Series 2023 A	5.00%	12/01/47 (a)	100,000	104,974
Refunding RB Series 2025 A	5.00%	10/01/54 (a)	530,000	552,675
Clackamas County School District No. 12 North Clackamas
GO Bonds Series 2017 A	4.02%	06/15/36 (a)(c)(d)	50,000	31,284
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	200,000	204,425
County of Multnomah
GO Bonds Series 2021 A	5.00%	06/15/29	60,000	65,632
Deschutes Public Library District
GO Bonds Series 2021	3.00%	12/01/41 (a)	50,000	41,366
Hillsboro School District No. 1J
GO Bonds Series 2017	5.00%	06/15/38 (a)(c)	25,000	25,495
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	50,000	51,106
Multnomah County School District No. 1J Portland
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	112,357
GO Bonds Series 2020 0	5.00%	06/15/26 (c)	100,000	101,743
Oregon City School District No. 62
GO Bonds Series 2018 B	5.00%	06/15/49 (a)(c)	150,000	153,177
GO Bonds Series 2025 B	5.00%	06/15/49 (a)(c)	250,000	261,757
Salem-Keizer School District No. 24J
GO Bonds Series 2009 B	3.22%	06/15/29 (c)(d)	70,000	63,170
GO Bonds Series 2018	5.00%	06/15/37 (a)(c)	75,000	78,328
State of Oregon
GO Bonds Series 2023 A	5.00%	05/01/34 (a)	75,000	86,339
GO Bonds Series 2023 A	5.00%	05/01/36 (a)	30,000	33,973
GO Bonds Series 2023 A	5.00%	05/01/37 (a)	75,000	84,076
GO Bonds Series 2023 A	5.00%	05/01/38 (a)	75,000	83,326
GO Bonds Series 2023 A	5.00%	05/01/43 (a)	110,000	117,211
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	120,000	125,040
Refunding GO Bonds Series 2025 A	5.00%	05/01/27	140,000	145,843
State of Oregon Department of Transportation
RB Series 2017 A	5.00%	11/15/25	50,000	50,145
RB Series 2020 A	5.00%	11/15/40 (a)	290,000	306,937
RB Series 2022 A	5.25%	11/15/47 (a)	10,000	10,645
RB Series 2023 A	5.00%	11/15/42 (a)	100,000	107,196
Refunding RB Series 2019 A	5.00%	11/15/36 (a)	200,000	213,752
Refunding RB Series 2024 A	5.00%	11/15/33	7,500,000	8,727,399
Refunding RB Series 2024 A	5.00%	11/15/34	250,000	292,229
Tri-County Metropolitan Transportation District of Oregon
RB Payroll Tax Revenue Series 2018 A	5.00%	09/01/43 (a)(b)	100,000	104,904
University of Oregon
RB Series 2020 A	5.00%	04/01/50 (a)	250,000	254,084
Washington & Multnomah Counties School District No. 48J Beaverton
GO Bonds Series 2022 B	5.00%	06/15/52 (a)(c)	250,000	258,924
GO Bonds Series 2025 A	4.98%	06/15/42 (a)(c)(d)	1,000,000	465,948
GO Bonds Series 2025 A	5.07%	06/15/43 (a)(c)(d)	1,000,000	438,068
GO Bonds Series 2025 A	5.21%	06/15/45 (a)(c)(d)	1,000,000	388,780
				14,142,308

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 3.1%
Allegheny County Sanitary Authority
RB Series 2018	5.00%	06/01/43 (a)	150,000	153,306
RB Series 2018	4.00%	06/01/48 (a)	70,000	66,790
Refunding RB Series 2024	4.00%	12/01/49 (a)	115,000	106,222
City of Philadelphia
GO Bonds Series 2025 A	5.00%	08/01/42 (a)	500,000	534,260
GO Bonds Series 2025 A	5.25%	08/01/45 (a)	145,000	155,620
City of Philadelphia Water & Wastewater Revenue
RB Series 2018 A	5.00%	10/01/43 (a)	30,000	30,648
RB Series 2018 A	5.00%	10/01/48 (a)	25,000	25,239
RB Series 2018 A	5.00%	10/01/53 (a)	80,000	80,814
RB Series 2019 B	5.00%	11/01/44 (a)	3,070,000	3,137,488
RB Series 2019 B	5.00%	11/01/49 (a)	200,000	202,337
RB Series 2021 C	5.00%	10/01/46 (a)	225,000	232,088
RB Series 2021 C	4.00%	10/01/51 (a)	300,000	269,479
RB Series 2024 C	5.00%	09/01/37 (a)	90,000	101,158
RB Series 2024 C	5.00%	09/01/38 (a)	150,000	166,770
RB Series 2024 C	5.25%	09/01/49 (a)	65,000	69,197
Refunding RB Series 2023 B	5.00%	09/01/28 (c)	85,000	90,981
Commonwealth of Pennsylvania
GO Bonds Series 2016 1st	3.13%	02/01/36 (a)(c)	505,000	484,087
GO Bonds Series 2016 2nd	4.00%	09/15/30 (a)	100,000	101,300
GO Bonds Series 2016 2nd	4.00%	09/15/31 (a)	35,000	35,418
GO Bonds Series 2016 2nd	4.00%	09/15/32 (a)	125,000	126,346
GO Bonds Series 2016 2nd	3.00%	09/15/33 (a)(c)	100,000	98,486
GO Bonds Series 2016 2nd	4.00%	09/15/34 (a)	25,000	25,211
GO Bonds Series 2016 2nd	3.00%	09/15/35 (a)	525,000	493,467
GO Bonds Series 2016 2nd	3.00%	09/15/36 (a)	270,000	243,512
GO Bonds Series 2018 1st	5.00%	03/01/27	250,000	259,082
GO Bonds Series 2018 1st	5.00%	03/01/32 (a)	175,000	184,431
GO Bonds Series 2018 1st	4.00%	03/01/34 (a)(c)	1,000,000	1,023,453
GO Bonds Series 2018 1st	4.00%	03/01/36 (a)	8,205,000	8,336,794
GO Bonds Series 2018 1st	3.75%	03/01/39 (a)(c)	100,000	100,115
GO Bonds Series 2020 1	2.00%	05/01/39 (a)	230,000	172,743
GO Bonds Series 2020 1	2.13%	05/01/40 (a)	85,000	62,848
GO Bonds Series 2021 1st	2.00%	05/15/38 (a)	40,000	30,813
GO Bonds Series 2021 1st	2.00%	05/15/39 (a)	25,000	18,678
GO Bonds Series 2021 1st	2.00%	05/15/41 (a)	150,000	104,408
GO Bonds Series 2022	5.00%	10/01/25	200,000	200,000
GO Bonds Series 2022	5.00%	10/01/26	250,000	256,369
GO Bonds Series 2022	5.00%	10/01/28	100,000	107,501
GO Bonds Series 2022	5.00%	10/01/30	75,000	83,742
GO Bonds Series 2022	5.00%	10/01/34 (a)	50,000	56,564
GO Bonds Series 2022	5.00%	10/01/38 (a)	150,000	162,807
GO Bonds Series 2022	5.00%	10/01/40 (a)	25,000	26,783
GO Bonds Series 2023 1st	5.00%	09/01/26	1,000,000	1,023,208
GO Bonds Series 2023 1st	5.00%	09/01/28	110,000	118,029
GO Bonds Series 2023 1st	5.00%	09/01/31	625,000	706,339
GO Bonds Series 2023 1st	5.00%	09/01/32	320,000	365,614
GO Bonds Series 2023 1st	5.00%	09/01/36 (a)	250,000	281,130

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 1st	5.00%	09/01/38 (a)	500,000	551,188
GO Bonds Series 2023 1st	4.00%	09/01/40 (a)	4,350,000	4,388,269
GO Bonds Series 2023 1st	4.00%	09/01/41 (a)	3,000,000	3,001,583
GO Bonds Series 2023 1st	4.00%	09/01/42 (a)	100,000	98,445
GO Bonds Series 2024 1st	5.00%	08/15/27	250,000	262,149
GO Bonds Series 2024 1st	5.00%	08/15/29	50,000	54,718
GO Bonds Series 2024 1st	5.00%	08/15/31	65,000	73,419
GO Bonds Series 2024 1st	5.00%	08/15/33	40,000	46,033
GO Bonds Series 2024 1st	5.00%	08/15/34	175,000	203,146
GO Bonds Series 2024 BID	5.00%	08/15/37 (a)	25,000	28,058
GO Bonds Series 2024 BID	4.00%	08/15/41 (a)	200,000	199,870
Refunding COP Series 2018 A	5.00%	07/01/43 (a)	200,000	203,633
Refunding GO Bonds Series 2016 1	5.00%	09/15/26	200,000	204,853
Refunding GO Bonds Series 2016 2	5.00%	01/15/28 (a)	300,000	309,354
Refunding GO Bonds Series 2016 2nd	5.00%	01/15/27	30,000	30,988
Refunding GO Bonds Series 2017 1	5.00%	01/01/26	120,000	120,716
Refunding GO Bonds Series 2017 1	5.00%	01/01/27	360,000	371,481
Refunding GO Bonds Series 2017 1	5.00%	01/01/28 (a)	695,000	716,031
Refunding GO Bonds Series 2017 1	3.00%	01/01/31 (a)	75,000	74,829
Refunding GO Bonds Series 2019	5.00%	07/15/26	250,000	254,944
Refunding GO Bonds Series 2019	5.00%	07/15/27	620,000	648,719
Refunding GO Bonds Series 2019	5.00%	07/15/28	185,000	197,932
Refunding GO Bonds Series 2019	5.00%	07/15/29	100,000	109,243
Refunding GO Bonds Series 2023 1st	5.00%	09/01/26	80,000	81,857
Refunding GO Bonds Series 2023 1st	5.00%	09/01/29	60,000	65,723
Refunding GO Bonds Series 2023 1st	5.00%	09/01/32	3,085,000	3,524,750
Refunding GO Bonds Series 2025 A	5.00%	08/15/27	475,000	498,083
County of Allegheny
GO Bonds Series 2020 C-78	4.00%	11/01/45 (a)	50,000	47,561
GO Bonds Series 2020 C-78	4.00%	11/01/49 (a)	2,750,000	2,508,700
GO Bonds Series 2024 C-80	5.00%	12/01/54 (a)	150,000	154,143
Delaware River Joint Toll Bridge Commission
RB Series 2017	5.00%	07/01/42 (a)	100,000	101,610
Delaware River Port Authority
Refunding RB Series 2018 B	5.00%	01/01/26	130,000	130,726
Delaware Valley Regional Finance Authority
RB Series 1998 A	5.50%	08/01/28 (c)	85,000	91,633
RB Series 2002	5.75%	07/01/32	645,000	752,886
Refunding RB Series 2023 A	4.00%	03/01/33 (a)	85,000	89,505
Refunding RB Series 2023 A	4.00%	03/01/34 (a)	90,000	94,574
Northampton County General Purpose Authority
Refunding RB Lafayette College Series 2017	5.00%	11/01/34 (a)	250,000	259,527
Refunding RB Lehigh University Series 2024 A	5.00%	11/15/34	200,000	233,434
Pennsylvania Economic Development Financing Authority
RB Villanova University Series 2024	5.00%	08/01/49 (a)	250,000	261,712
Pennsylvania Higher Educational Facilities Authority
RB Series 2016 AT-1	3.00%	06/15/45 (a)(b)	5,000	4,148
RB Series 2016 AT-1	3.00%	06/15/45 (a)	325,000	243,277
RB Trustees of the University of Pennsylvania Series 2017 A	4.00%	08/15/41 (a)	45,000	44,541
RB Trustees of the University of Pennsylvania Series 2018 A	4.00%	02/15/43 (a)	215,000	207,575

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania State University
RB Series 2016 A	5.00%	09/01/41 (a)	1,000,000	1,003,094
RB Series 2017 A	5.00%	09/01/47 (a)	150,000	151,426
RB Series 2023	5.25%	09/01/48 (a)	10,000	10,637
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	2,200,000	2,358,146
Pennsylvania Turnpike Commission
RB Series 2015 B	5.00%	12/01/40 (a)	200,000	200,753
RB Series 2015 B	5.00%	12/01/45 (a)	100,000	100,376
RB Series 2016 A-1	5.00%	12/01/41 (a)	450,000	453,371
RB Series 2016 A-1	5.00%	12/01/46 (a)	30,000	30,019
RB Series 2016 A-1	5.00%	12/01/46 (a)	250,000	250,940
RB Series 2017 A	4.00%	12/01/37 (a)(c)	100,000	100,378
RB Series 2017 A-1	5.00%	12/01/47 (a)	1,000,000	1,010,715
RB Series 2017 B-1	5.25%	06/01/47 (a)	200,000	201,620
RB Series 2018 A2	5.00%	12/01/48 (a)	500,000	507,885
RB Series 2018 A-2	5.00%	12/01/43 (a)	90,000	92,293
RB Series 2019 A	5.00%	12/01/39 (a)	50,000	52,594
RB Series 2019 A	5.00%	12/01/44 (a)	55,000	55,863
RB Series 2019 A	5.00%	12/01/44 (a)	200,000	202,320
RB Series 2019 A	4.00%	12/01/49 (a)	100,000	90,030
RB Series 2019 A	4.00%	12/01/49 (a)(c)	410,000	374,200
RB Series 2019 A	5.00%	12/01/49 (a)	120,000	122,323
RB Series 2020 B	5.00%	12/01/45 (a)	360,000	370,957
RB Series 2020 B	5.00%	12/01/50 (a)	500,000	510,850
RB Series 2021 A	3.00%	12/01/42 (a)	80,000	65,059
RB Series 2021 A	4.00%	12/01/43 (a)	60,000	56,708
RB Series 2021 A	4.00%	12/01/46 (a)	270,000	246,890
RB Series 2021 A	4.00%	12/01/50 (a)	1,105,000	979,362
RB Series 2024 C	5.00%	12/01/49 (a)	200,000	208,981
RB Series 2024 C	5.25%	12/01/54 (a)	200,000	211,568
RB Series 2025 A	4.13%	12/01/50 (a)	1,000,000	927,976
Refunding RB Series 2015 A-1	4.00%	12/01/41 (a)	110,000	107,584
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	190,000	194,656
Refunding RB Series 2016 A	3.38%	12/01/41 (a)	370,000	329,703
Refunding RB Series 2016 B	5.00%	06/01/28 (a)	120,000	121,744
Refunding RB Series 2016 B	4.00%	06/01/33 (a)	120,000	120,666
Refunding RB Series 2016 B	4.00%	06/01/34 (a)	50,000	50,237
Refunding RB Series 2017 2nd	5.00%	12/01/31 (a)	250,000	261,510
Refunding RB Series 2017 2nd	5.00%	12/01/33 (a)	50,000	52,084
Refunding RB Series 2017 2nd	5.00%	12/01/34 (a)	60,000	62,356
Refunding RB Series 2017 2nd	5.00%	12/01/35 (a)	95,000	98,856
Refunding RB Series 2017 2nd	5.00%	12/01/36 (a)	40,000	41,502
Refunding RB Series 2017 3	5.00%	12/01/40 (a)	250,000	253,864
Refunding RB Series 2017 B2	5.00%	06/01/28 (a)	60,000	62,250
Refunding RB Series 2017 B-2	4.00%	06/01/37 (a)(c)	80,000	80,404
Refunding RB Series 2017 B-2	4.00%	06/01/38 (a)	125,000	125,350
Refunding RB Series 2017 B-2	4.00%	06/01/39 (a)	100,000	100,087
Refunding RB Series 2019	5.00%	12/01/25	65,000	65,239
Refunding RB Series 2022 A	5.00%	12/01/32	125,000	143,647
Refunding RB Series 2022 A	5.00%	12/01/33 (a)	200,000	227,869
Refunding RB Series 2022 B	5.25%	12/01/52 (a)	250,000	261,145

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 1st	5.00%	12/01/33 (a)	6,000,000	6,849,163
Refunding RB Series 2023 A	5.00%	12/01/53 (a)	200,000	206,029
Refunding RB Series 2023 A	5.25%	12/01/53 (a)	200,000	209,824
Refunding RB Series 2024 1st	5.00%	12/01/36 (a)	125,000	140,622
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	60,000	64,843
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	250,000	269,086
Refunding RB Series 2024 1st	5.00%	12/01/42 (a)	1,000,000	1,074,647
Refunding RB Series 2024 1st	5.00%	12/01/43 (a)	295,000	313,813
Refunding RB Series 2025 2nd	5.00%	12/01/26	250,000	257,309
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
RB Series 2018 A	5.25%	12/01/44 (a)	365,000	371,694
RB Series 2018 A	5.00%	12/01/48 (a)	100,000	101,725
RB Series 2018 B	5.00%	12/01/48 (a)	500,000	504,796
RB Series 2025 A	5.25%	12/01/53 (a)	1,025,000	1,092,886
Refunding RB Series 2021 A	5.00%	12/01/46 (a)	125,000	127,759
Refunding RB Series 2021 A	4.00%	12/01/51 (a)	700,000	626,602
Refunding RB Series 2021 B	5.00%	12/01/46 (a)	260,000	265,110
Refunding RB Series 2021 B	4.00%	12/01/53 (a)	200,000	176,696
Refunding RB Series 2021B	4.00%	12/01/51 (a)	100,000	89,784
Philadelphia Authority for Industrial Development
RB St. Joseph’s University Series 2022	5.25%	11/01/52 (a)	310,000	318,410
Refunding RB St. Joseph’s University Series 2020 A	4.00%	11/01/45 (a)	100,000	88,729
Philadelphia Gas Works Co.
RB Series 2020 A	5.00%	08/01/50 (a)(c)	180,000	183,356
RB Series 2024 A	5.25%	08/01/49 (a)	250,000	261,925
Refunding RB Series 2017 15th	5.00%	08/01/42 (a)	150,000	151,704
Refunding RB Series 2017 15th	5.00%	08/01/47 (a)	350,000	351,915
Pittsburgh Water & Sewer Authority
RB Series 1998 B	3.23%	09/01/28 (c)(d)	15,000	13,806
RB Series 1998 B	3.26%	09/01/29 (c)(d)	15,000	13,400
Refunding RB Series 2019 B	5.00%	09/01/32 (c)	100,000	114,254
Refunding RB Series 2019 B	4.00%	09/01/34 (a)(c)	75,000	77,191
School District of Philadelphia
GO Bonds Series 2018 B	4.00%	09/01/43 (a)(c)	195,000	189,638
GO Bonds Series 2019 A	5.00%	09/01/44 (a)(c)	115,000	116,661
GO Bonds Series 2019 D	3.00%	09/01/44 (a)(c)	50,000	40,101
GO Bonds Series 2023 A	5.50%	09/01/48 (a)(c)	100,000	105,682
Refunding GO Bonds Series 2007 A	5.00%	06/01/34 (c)	125,000	141,469
Refunding GO Bonds Series 2016 F	5.00%	09/01/26 (c)	20,000	20,429
Refunding GO Bonds Series 2016 F	5.00%	09/01/27 (a)(c)	85,000	86,806
Refunding GO Bonds Series 2016 F	5.00%	09/01/28 (a)(c)	110,000	111,875
Southeastern Pennsylvania Transportation Authority
RB Series 2022	5.25%	06/01/47 (a)	50,000	52,357
RB Series 2022	5.25%	06/01/52 (a)	250,000	259,102
State Public School Building Authority
RB School District of Philadelphia Series 2006 B	5.00%	06/01/29 (c)	95,000	102,543
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/31 (a)(c)	95,000	97,114
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/32 (a)(c)	100,000	102,052
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/33 (a)(c)	670,000	682,668

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2023 A	5.00%	02/15/34 (a)	800,000	934,096
Refunding RB Series 2021	4.00%	04/15/26 (a)	180,000	180,924
Refunding RB Series 2023	5.00%	02/15/29 (a)	65,000	70,240
Westmoreland County Municipal Authority
Refunding RB Series 2016	5.00%	08/15/38 (a)(c)	45,000	45,029
				73,621,192
RHODE ISLAND 0.1%
Rhode Island Commerce Corp.
RB Series 2016 B	5.00%	06/15/27 (a)	100,000	101,602
RB Series 2016 B	5.00%	06/15/29 (a)	250,000	253,794
RB Series 2016 B	5.00%	06/15/31 (a)	80,000	81,073
Rhode Island Health & Educational Building Corp.
RB Providence College Series 2023	5.00%	11/01/53 (a)	150,000	152,659
Refunding RB Brown University Series 2017 A	5.00%	09/01/29 (a)	165,000	172,314
Refunding RB Bryant University Series 2024	5.00%	06/01/48 (a)	250,000	254,164
Rhode Island Turnpike & Bridge Authority
Refunding RB Series 2016 A	5.00%	10/01/40 (a)	1,250,000	1,255,347
				2,270,953
SOUTH CAROLINA 0.6%
Charleston Educational Excellence Finance Corp.
Refunding RB School District Series 2023	5.00%	12/01/26	75,000	77,123
City of Charleston Waterworks & Sewer System Revenue
RB Series 2024 A	5.00%	01/01/49 (a)	200,000	212,484
RB Series 2024 A	5.00%	01/01/54 (a)	2,500,000	2,639,459
City of Columbia Waterworks & Sewer System Revenue
Refunding RB Series 2016 B	4.00%	02/01/41 (a)	100,000	99,297
City of Rock Hill Combined Utility System Revenue
RB Series 2024 A	5.00%	01/01/54 (a)	200,000	204,557
Greenville County School District
Refunding RB Series 2023	5.00%	12/01/26	150,000	154,490
Refunding RB Series 2023	5.00%	12/01/27	295,000	311,542
Horry County School District
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	179,570
Piedmont Municipal Power Agency
Refunding RB Catawba Project Power Sales Revenue Series 2021 C	5.00%	01/01/34 (a)	230,000	235,041
South Carolina Public Service Authority
RB Series 2015 E	5.25%	12/01/55 (a)	350,000	350,186
RB Series 2021 B	5.00%	12/01/43 (a)	45,000	45,989
RB Series 2022 A	5.00%	12/01/31	55,000	61,735
RB Series 2022 A	4.00%	12/01/43 (a)	160,000	147,968
RB Series 2022 A	5.00%	12/01/44 (a)	480,000	491,737
RB Series 2022 A	4.00%	12/01/47 (a)	500,000	448,397
RB Series 2022 A	4.00%	12/01/52 (a)	150,000	130,607
RB Series 2022E	5.75%	12/01/47 (a)	360,000	388,009
RB Series 2024A	5.25%	12/01/49 (a)	1,005,000	1,050,392
RB Series 2025 A	5.00%	12/01/50 (a)	250,000	259,709
RB Series 2025 A	5.00%	12/01/55 (a)	250,000	255,109
Refunding RB Series 2014 C	4.00%	12/01/45 (a)	30,000	27,375

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2015 A	5.00%	12/01/50 (a)	110,000	110,011
Refunding RB Series 2016 A	5.00%	12/01/29 (a)	85,000	86,237
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	125,000	126,787
Refunding RB Series 2016 A	5.00%	12/01/37 (a)	115,000	115,922
Refunding RB Series 2016 B	5.00%	12/01/37 (a)	30,000	30,418
Refunding RB Series 2016 B	5.00%	12/01/46 (a)	100,000	100,368
Refunding RB Series 2020 A	5.00%	12/01/31 (a)	75,000	82,801
Refunding RB Series 2020 A	5.00%	12/01/32 (a)	210,000	229,468
Refunding RB Series 2020 A	4.00%	12/01/40 (a)	1,500,000	1,448,750
Refunding RB Series 2020 A	4.00%	12/01/42 (a)	150,000	140,616
Refunding RB Series 2020 A	5.00%	12/01/43 (a)	40,000	40,661
Refunding RB Series 2021 A	4.00%	12/01/34 (a)	165,000	169,105
Refunding RB Series 2024 B	5.00%	12/01/37 (a)(c)	55,000	61,269
Refunding RB Series 2024 B	5.00%	12/01/41 (a)	135,000	143,544
Refunding RB Series 2024 B	5.00%	12/01/42 (a)(c)	25,000	26,649
Refunding RB Series 2024 B	5.00%	12/01/43 (a)	45,000	47,032
Refunding RB Series 2024 B	4.13%	12/01/44 (a)	215,000	201,051
Refunding RB Series 2024 B	5.00%	12/01/46 (a)	260,000	268,341
Refunding RB Series 2024 B	5.00%	12/01/54 (a)(c)	1,690,000	1,745,990
Refunding RB Series 2024 B	5.25%	12/01/54 (a)	200,000	207,152
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017 A	5.00%	10/01/40 (a)	25,000	25,568
Refunding RB Series 2021 B	5.00%	10/01/25	105,000	105,000
Refunding RB Series 2021 B	5.00%	10/01/26	50,000	51,279
Refunding RB Series 2021 B	5.00%	10/01/27	50,000	52,585
Refunding RB Series 2021 B	5.00%	10/01/28	180,000	193,719
Refunding RB Series 2021 B	5.00%	10/01/31	25,000	28,461
Spartanburg County School District No. 4
GO Bonds Series 2022 A	5.25%	03/01/52 (a)(c)	375,000	393,875
University of South Carolina
RB Series 2021 A	5.00%	05/01/46 (a)	50,000	51,702
				14,055,137
TENNESSEE 0.9%
City of Clarksville Water Sewer & Gas Revenue
RB Series 2021 A	5.00%	02/01/45 (a)	35,000	36,131
RB Series 2021 A	4.00%	02/01/51 (a)	270,000	246,630
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB Belmont University Series 2023	5.25%	05/01/53 (a)	50,000	51,259
RB Vanderbilt University Series 2024	5.00%	10/01/34	10,000	11,624
RB Vanderbilt University Series 2024	4.00%	10/01/54 (a)	100,000	91,446
Refunding RB Series 2019 A	5.25%	10/01/58 (a)	250,000	235,710
Metropolitan Government Nashville & Davidson County Sports Authority
RB Series 2023 A	5.25%	07/01/48 (a)(c)	250,000	262,359
RB Sports Authority Series 2023 A	5.25%	07/01/53 (a)(c)	1,000,000	1,041,142
Metropolitan Government of Nashville & Davidson County
GO Bonds Series 2017	4.00%	07/01/30 (a)	65,000	66,389
GO Bonds Series 2017	4.00%	07/01/34 (a)	200,000	202,003
GO Bonds Series 2018	5.00%	07/01/26	150,000	152,856
GO Bonds Series 2018	5.00%	07/01/27	40,000	41,846
GO Bonds Series 2018	5.00%	07/01/30 (a)	125,000	133,459

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2018	4.00%	07/01/33 (a)	125,000	127,669
GO Bonds Series 2018	4.00%	07/01/37 (a)	150,000	150,861
GO Bonds Series 2021 C	5.00%	01/01/29	50,000	54,128
GO Bonds Series 2021 C	5.00%	01/01/30	50,000	55,310
GO Bonds Series 2021 C	4.00%	01/01/31	45,000	48,131
GO Bonds Series 2021 C	3.00%	01/01/33 (a)	50,000	49,525
GO Bonds Series 2021 C	3.00%	01/01/34 (a)	125,000	122,631
GO Bonds Series 2021 C	3.00%	01/01/35 (a)	55,000	52,790
GO Bonds Series 2022 B	4.00%	01/01/42 (a)	270,000	264,054
GO Bonds Series 2024 A	5.00%	01/01/32	445,000	508,376
GO Bonds Series 2024 A	5.00%	01/01/33	8,595,000	9,920,815
GO Bonds Series 2024 B	5.00%	01/01/36 (a)	5,400,000	6,168,108
GO Bonds Series 2024 B	4.00%	01/01/37 (a)	55,000	56,396
GO Bonds Series 2024 C	5.00%	01/01/40 (a)	345,000	377,935
GO Bonds Series 2024 C	5.00%	01/01/41 (a)	75,000	81,420
GO Bonds Series 2024 C	4.00%	01/01/44 (a)	250,000	239,065
GO Bonds Series 2024 C	4.00%	01/01/45 (a)	500,000	474,545
Refunding GO Bonds Series 2016	2.50%	01/01/29 (a)	310,000	305,829
Metropolitan Government of Nashville & Davidson County Electric Revenue
RB Series 2021 A	5.00%	05/15/46 (a)	25,000	25,543
RB Series 2024 A	5.25%	05/15/49 (a)	150,000	160,630
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021 A	4.00%	07/01/46 (a)	490,000	460,500
Metropolitan Nashville Airport Authority
RB Series 2019 A	4.00%	07/01/54 (a)	25,000	22,683
Tennessee State School Bond Authority
RB Series 2022 A	5.00%	11/01/52 (a)(c)	100,000	103,472
				22,403,270
TEXAS 9.0%
Alamo Community College District
GO Bonds Series 2022	5.00%	02/15/27	655,000	678,111
GO Bonds Series 2022	5.00%	02/15/30	10,000	11,024
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	2,500,000	2,288,612
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,500,000	2,242,812
Allen Independent School District
GO Bonds Series 2025	4.38%	02/15/50 (a)(c)	250,000	244,070
Aubrey Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	200,000	187,169
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	1,025,000	935,217
Austin Community College District
GO Bonds Series 2015	4.00%	08/01/40 (a)	325,000	319,214
GO Bonds Series 2023	5.25%	08/01/53 (a)	55,000	57,801
Austin Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)	50,000	51,167
GO Bonds Series 2024	5.00%	08/01/36 (a)(c)	100,000	112,644
GO Bonds Series 2024	5.00%	08/01/37 (a)(c)	50,000	55,785
GO Bonds Series 2024	5.00%	08/01/38 (a)(c)	70,000	77,324
GO Bonds Series 2024	4.00%	08/01/43 (a)(c)	360,000	351,329
GO Bonds Series 2024	4.00%	08/01/44 (a)(c)	355,000	343,165

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Azle Independent School District
Refunding GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	225,000	209,642
Barbers Hill Independent School District
GO Bonds Series 2022	4.00%	02/15/41 (a)(c)	100,000	98,354
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	460,000	427,339
Bastrop Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	125,000	130,007
Belton Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	390,000	365,686
Bexar County Hospital District
GO Bonds Series 2020	5.00%	02/15/45 (a)	25,000	25,614
GO Bonds Series 2020	4.00%	02/15/50 (a)	845,000	796,368
GO Bonds Series 2022	4.25%	02/15/52 (a)	910,000	857,456
GO Bonds Series 2023	5.00%	02/15/48 (a)	245,000	254,389
Board of Regents of the University of Texas System
RB Series 2016 B	5.00%	08/15/26	265,000	270,832
RB Series 2016 E	5.00%	08/15/26	50,000	51,100
RB Series 2016 J	5.00%	08/15/26	185,000	189,072
RB Series 2017 B	3.38%	08/15/44 (a)	185,000	158,304
RB Series 2019 B	5.00%	08/15/29	380,000	416,444
RB Series 2019 B	5.00%	08/15/49	300,000	330,725
RB Series 2023 A	5.00%	08/15/33 (a)	110,000	124,324
RB Series 2023 A	5.00%	08/15/34 (a)	650,000	729,126
RB Series 2023 A	5.00%	08/15/43 (a)	4,720,000	4,964,830
RB Series 2024 B	5.00%	08/15/41 (a)	130,000	142,212
RB Series 2024 B	5.00%	08/15/42 (a)	105,000	113,570
RB Series 2024 B	4.00%	08/15/54 (a)	165,000	148,217
RB Series 2025 A	5.00%	08/15/29	425,000	465,759
Refunding RB Series 2019 A	5.00%	08/15/32 (a)	25,000	27,129
Refunding RB Series 2019 A	5.00%	08/15/34 (a)	235,000	251,460
Refunding RB Series 2020 A	5.00%	08/15/30	150,000	167,740
Refunding RB Series 2020 C	5.00%	08/15/31	145,000	164,456
Refunding RB Series 2021 A	4.00%	08/15/35 (a)	50,000	51,493
Refunding RB Series 2021 A	2.00%	08/15/36 (a)	250,000	207,241
Refunding RB Series 2022 A	3.25%	08/15/52 (a)	50,000	38,796
Refunding RB Series 2024 A	5.00%	08/15/26	200,000	204,402
Refunding RB Series 2024 A	5.00%	08/15/29	275,000	301,374
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	80,000	92,145
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	250,000	282,390
Refunding RB Series 2024 A	4.13%	08/15/54 (a)	90,000	83,314
Canutillo Independent School District
GO Bonds Series 2024 A	5.25%	02/15/54 (a)(c)	365,000	386,073
Carrollton-Farmers Branch Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(b)(c)	30,000	34,524
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	220,000	228,250
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	225,108
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	550,000	505,966
Central Texas Regional Mobility Authority
RB Series 2020 E	4.00%	01/01/50 (a)	155,000	139,402
RB Series 2021 B	5.00%	01/01/46 (a)	300,000	304,864

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 B	4.00%	01/01/51 (a)	900,000	808,543
RB Series 2021 C	5.00%	01/01/27 (a)	200,000	200,958
Refunding RB Series 2016	3.38%	01/01/41 (a)	145,000	123,228
Refunding RB Series 2021 D	4.00%	01/01/44 (a)	545,000	507,480
Central Texas Turnpike System
RB Series 2002 A	3.54%	08/15/26 (c)(d)	100,000	97,536
RB Series 2002 A	3.60%	08/15/27 (c)(d)	100,000	94,926
RB Series 2002 A	3.26%	08/15/29 (c)(d)	225,000	201,560
RB Series 2002 A	3.61%	08/15/30 (c)(d)	100,000	86,861
Refunding RB Series 2020 A	5.00%	08/15/39 (a)	85,000	89,567
Refunding RB Series 2020 A	3.00%	08/15/40 (a)	395,000	333,055
Refunding RB Series 2024 A	5.00%	08/15/32	305,000	346,282
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	150,000	169,518
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	55,000	60,789
Refunding RB Series 2024 C	5.00%	08/15/31	55,000	61,710
Refunding RB Series 2024 C	5.00%	08/15/33	305,000	346,393
Refunding RB Series 2024 C	5.00%	08/15/34	1,265,000	1,439,831
Refunding RB Series 2024 C	5.00%	08/15/38 (a)	135,000	146,766
Refunding RB Series 2024 C	5.00%	08/15/40 (a)	250,000	268,337
Refunding RB Series 2024 C	5.00%	08/15/41 (a)	100,000	106,544
Chambers County Justice Center Public Facilities Corp.
RB Series 2024	5.50%	06/01/55 (a)	25,000	26,367
City of Austin
Refunding GO Bonds Series 2015	2.95%	09/01/27 (a)	100,000	100,008
City of Austin Airport System Revenue
RB Series 2017 A	5.00%	11/15/46 (a)	150,000	150,711
City of Austin Electric Utility Revenue
RB Series 2019 B	5.00%	11/15/44 (a)	225,000	231,169
Refunding RB Series 2020 A	5.00%	11/15/50 (a)	200,000	205,513
Refunding RB Series 2023	5.00%	11/15/48 (a)	15,000	15,625
City of Austin Water & Wastewater System Revenue
Refunding RB Series 2016	5.00%	11/15/45 (a)	25,000	25,152
Refunding RB Series 2022	5.00%	11/15/28	260,000	280,091
Refunding RB Series 2022	5.00%	11/15/52 (a)	100,000	103,361
City of Dallas
Refunding GO Bonds Series 2017	3.00%	02/15/33 (a)(c)	125,000	123,165
Refunding GO Bonds Series 2017	3.13%	02/15/35 (a)(c)	100,000	97,178
Refunding GO Bonds Series 2017	3.25%	02/15/37 (a)(c)	260,000	244,775
Refunding GO Bonds Series 2023 A	5.00%	02/15/29	80,000	86,597
City of Dallas Waterworks & Sewer System Revenue
RB Series 2018 C	4.00%	10/01/43 (a)	500,000	469,508
RB Series 2021 C	3.00%	10/01/46 (a)	205,000	156,189
RB Series 2023 A	4.00%	10/01/52 (a)	175,000	160,070
Refunding RB Series 2015 A	5.00%	10/01/25	100,000	100,000
Refunding RB Series 2016 A	5.00%	10/01/30 (a)	85,000	86,708
City of El Paso
GO Bonds Series 2016	4.00%	08/15/42 (a)	330,000	313,727
GO Bonds Series 2016	4.00%	08/15/42 (a)(b)	5,000	5,065
GO Bonds Series 2021 B	4.00%	08/15/47 (a)	200,000	184,490

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of El Paso Water & Sewer Revenue
RB Series 2022	5.00%	03/01/52 (a)	50,000	51,320
RB Series 2022 A	4.00%	03/01/44 (a)	200,000	189,290
RB Series 2023	5.25%	03/01/49 (a)	60,000	63,411
Refunding RB Series 2025	4.00%	03/01/50 (a)	250,000	228,147
City of Georgetown Utility System Revenue
RB Series 2022	5.00%	08/15/42 (a)(c)	100,000	104,426
RB Series 2022	4.25%	08/15/47 (a)(c)	50,000	47,357
City of Houston
GO Bonds Series 2024 A	5.25%	03/01/49 (a)	740,000	788,937
GO Bonds Series 2024A	4.13%	03/01/51 (a)	450,000	419,162
Refunding GO Bonds Series 2016 A	5.00%	03/01/27 (a)	120,000	121,174
Refunding GO Bonds Series 2017 A	5.00%	03/01/26	25,000	25,240
Refunding GO Bonds Series 2017 A	5.00%	03/01/29 (a)	250,000	258,029
Refunding GO Bonds Series 2019 A	5.00%	03/01/28	160,000	169,511
Refunding GO Bonds Series 2019 A	5.00%	03/01/29	505,000	546,306
Refunding GO Bonds Series 2019 A	5.00%	03/01/30 (a)	100,000	108,062
City of Houston Airport System Revenue
Refunding RB Series 2018 B	5.00%	07/01/29 (a)	50,000	53,217
Refunding RB Series 2018 D	5.00%	07/01/37 (a)	130,000	134,557
Refunding RB Series 2018 D	5.00%	07/01/38 (a)	115,000	118,613
City of Houston Combined Utility System Revenue
RB Series 1998 A	3.08%	12/01/28 (b)(c)(d)	110,000	100,775
RB Series 2019 B	4.00%	11/15/44 (a)	150,000	140,634
RB Series 2019 B	5.00%	11/15/49 (a)	100,000	102,301
Refunding RB Series 2016 B	4.00%	11/15/31 (a)	95,000	96,164
Refunding RB Series 2016 B	5.00%	11/15/36 (a)	30,000	30,522
Refunding RB Series 2017 B	5.00%	11/15/42 (a)	125,000	126,956
Refunding RB Series 2017 B	4.00%	11/15/47 (a)	500,000	455,458
Refunding RB Series 2019 A	5.00%	11/15/33 (a)	250,000	274,301
Refunding RB Series 2021 A	4.00%	11/15/46 (a)	200,000	184,649
Refunding RB Series 2024 A	5.00%	11/15/27	105,000	110,615
Refunding RB Series 2024 A	5.00%	11/15/32	125,000	142,374
Refunding RB Series 2024 A	5.00%	11/15/33	40,000	45,763
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	130,000	148,762
Refunding RB Series 2024 A	5.00%	11/15/35 (a)	260,000	294,582
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	335,000	375,983
Refunding RB Series 2024 A	5.25%	11/15/49 (a)	275,000	289,618
City of Hutto
GO Bonds Series 2024	4.13%	08/01/49 (a)(c)	250,000	236,091
GO Bonds Series 2024	4.25%	08/01/54 (a)(c)	245,000	232,066
City of Lubbock Electric Light & Power System Revenue
RB Series 2021	4.00%	04/15/46 (a)	60,000	55,161
RB Series 2021	4.00%	04/15/51 (a)	250,000	221,786
City of New Braunfels Utility System Revenue
Refunding RB Series 2024	4.00%	07/01/55 (a)	295,000	268,980
City of Pflugerville
GO Bonds Series 2023	4.00%	08/01/49 (a)	250,000	228,819
City of San Antonio Electric & Gas Systems Revenue
RB Series 2018 A	5.00%	02/01/26	170,000	171,395
RB Series 2020	5.00%	02/01/49 (a)	415,000	422,858

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 A	5.00%	02/01/46 (a)	1,600,000	1,632,497
RB Series 2023 A	5.25%	02/01/42 (a)	5,000	5,358
RB Series 2024 A	5.00%	02/01/42 (a)	255,000	269,955
RB Series 2024 A	5.25%	02/01/43 (a)	340,000	365,437
RB Series 2024 A	5.25%	02/01/44 (a)	210,000	224,533
RB Series 2024 E	5.25%	02/01/49 (a)	385,000	408,031
RB Series 2024A	5.25%	02/01/49 (a)	490,000	518,028
RB Series 2024C	5.00%	02/01/54 (a)	250,000	258,589
Refunding RB Series 2015	4.00%	02/01/30 (a)	75,000	75,346
Refunding RB Series 2016	5.00%	02/01/26	125,000	126,025
Refunding RB Series 2016	5.00%	02/01/27 (a)	40,000	40,777
Refunding RB Series 2016	5.00%	02/01/29 (a)	150,000	153,056
Refunding RB Series 2016	5.00%	02/01/30 (a)	10,000	10,199
Refunding RB Series 2017 0	4.00%	02/01/47 (a)	810,000	747,257
Refunding RB Series 2018	5.00%	02/01/28	150,000	158,442
Refunding RB Series 2018 0	5.00%	02/01/27	50,000	51,712
Refunding RB Series 2019	5.00%	02/01/34 (a)	190,000	204,098
Refunding RB Series 2019	5.00%	02/01/35 (a)	30,000	32,050
Refunding RB Series 2019	5.00%	02/01/36 (a)	110,000	116,795
Refunding RB Series 2019 0	3.00%	02/01/37 (a)	95,000	86,930
Refunding RB Series 2024 B	5.00%	02/01/40 (a)	1,000,000	1,073,842
Refunding RB Series 2024 B	5.25%	02/01/49 (a)	50,000	52,860
City of Seguin
GO Bonds Series 2024	5.25%	09/01/58 (a)	200,000	209,167
GO Bonds Series 2025	5.50%	09/01/59 (a)	1,000,000	1,078,145
Cleburne Independent School District
GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	90,000	90,216
Comal Independent School District
GO Bonds Series 2022	4.00%	02/01/43 (a)(c)	1,000,000	977,446
GO Bonds Series 2022	2.63%	02/01/47 (a)(c)	100,000	69,341
GO Bonds Series 2025	5.00%	02/01/48 (a)(c)	2,500,000	2,626,498
Conroe Independent School District
GO Bonds Series 2022 A	4.00%	02/15/47 (a)(c)	1,000,000	934,537
GO Bonds Series 2024	5.00%	02/15/37 (a)(c)	45,000	50,181
GO Bonds Series 2024	5.00%	02/15/39 (a)(c)	355,000	388,786
GO Bonds Series 2024	5.00%	02/15/41 (a)(c)	365,000	393,445
GO Bonds Series 2024	5.00%	02/15/43 (a)(c)	75,000	79,788
County of Bexar
GO Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	421,972
Refunding GO Bonds Series 2017	4.00%	06/15/41 (a)	220,000	219,144
County of Fort Bend
GO Bonds Series 2023	5.25%	03/01/53 (a)	35,000	36,985
County of Fort Bend Toll Road Revenue
Refunding RB Series 2025	5.25%	03/01/55 (a)	350,000	369,315
County of Harris
GO Bonds Series 2023 A	5.00%	09/15/48 (a)	250,000	261,624
GO Bonds Series 2024	4.00%	09/15/49 (a)	50,000	46,931
Refunding GO Bonds Series 2015 A	5.00%	10/01/27 (a)	25,000	25,000
Refunding GO Bonds Series 2022 A	5.00%	10/01/26	115,000	118,033
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/30 (a)	45,000	45,714
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/33 (a)	100,000	101,259

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/41 (a)	250,000	250,584
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/47 (a)	25,000	25,010
County of Harris Toll Road Revenue
RB Series 2024 A	5.00%	08/15/36 (a)	65,000	73,381
RB Series 2024 A	5.00%	08/15/39 (a)	180,000	197,678
RB Series 2024 A	4.00%	08/15/41 (a)	440,000	435,309
RB Series 2024 A	4.00%	08/15/42 (a)	715,000	696,313
RB Series 2024 A	5.00%	08/15/44 (a)	100,000	105,572
RB Series 2024 A	4.00%	08/15/54 (a)	500,000	449,132
RB Series 2024 A	5.25%	08/15/54 (a)	270,000	286,224
RB Series 2024A	4.00%	08/15/49 (a)	200,000	183,839
Refunding RB Series 2018 A	5.00%	08/15/31 (a)	130,000	136,967
Refunding RB Series 2018 A	5.00%	08/15/32 (a)	200,000	210,028
Refunding RB Series 2018 A	4.00%	08/15/48 (a)	100,000	91,685
Refunding RB Series 2021	3.00%	08/15/50 (a)	1,000,000	723,310
Refunding RB Series 2021	4.00%	08/15/50 (a)	95,000	85,726
Refunding RB Series 2022 A	5.00%	08/15/29	25,000	27,359
Refunding RB Series 2022 A	5.00%	08/15/33 (a)	100,000	113,022
County of Hidalgo
GO Bonds Series 2018 A	4.00%	08/15/43 (a)	200,000	196,552
County of Williamson
GO Bonds Series 2024	5.00%	02/15/30	250,000	275,717
Crowley Independent School District
GO Bonds Series 2023	5.00%	02/01/48 (a)(c)	280,000	290,648
GO Bonds Series 2023	4.25%	02/01/53 (a)(c)	600,000	569,658
GO Bonds Series 2023	5.25%	02/01/53 (a)(c)	250,000	262,131
Cypress-Fairbanks Independent School District
GO Bonds Series 2019 A	4.00%	02/15/44 (a)(c)	140,000	133,673
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	150,000	138,801
GO Bonds Series 2024 B	4.00%	02/15/49 (a)(c)	400,000	367,254
Refunding GO Bonds Series 2016	5.00%	02/15/26 (c)	135,000	136,243
Refunding GO Bonds Series 2016	5.00%	02/15/28 (a)(c)	100,000	100,921
Refunding GO Bonds Series 2023 A	5.00%	02/15/27 (c)	120,000	124,234
Refunding GO Bonds Series 2025	5.00%	02/15/34 (c)	1,250,000	1,442,960
Dallas Area Rapid Transit
RB Series 2016 A	5.00%	12/01/41 (a)(b)	50,000	50,192
RB Series 2016 A	5.00%	12/01/46 (a)(b)	130,000	130,500
Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	355,843
Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	45,826
Refunding RB Series 2019	5.00%	12/01/29	80,000	87,911
Refunding RB Series 2021 B	3.00%	12/01/47 (a)	200,000	152,102
Refunding RB Series 2021 B	5.00%	12/01/47 (a)	1,000,000	1,027,280
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	250,000	224,562
Dallas Fort Worth International Airport
RB Series 2024	5.00%	11/01/36 (a)	225,000	254,458
RB Series 2024	5.00%	11/01/38 (a)	130,000	144,122
RB Series 2024	5.00%	11/01/42 (a)	250,000	266,956
RB Series 2024 2024	5.25%	11/01/48 (a)	3,450,000	3,669,017
RB Series 2025 B	5.25%	11/01/50 (a)(e)	1,000,000	1,056,940
Refunding RB Series 2020	4.00%	11/01/34 (a)	100,000	102,943
Refunding RB Series 2020 A	5.00%	11/01/26	175,000	179,552

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	5.00%	11/01/27	295,000	310,434
Refunding RB Series 2020 A	5.00%	11/01/28	300,000	322,446
Refunding RB Series 2020 A	5.00%	11/01/30	50,000	55,919
Refunding RB Series 2020 A	4.00%	11/01/34 (a)	50,000	51,471
Refunding RB Series 2020 A	4.00%	11/01/35 (a)	75,000	76,189
Refunding RB Series 2020 B	5.00%	11/01/33 (a)	130,000	142,469
Refunding RB Series 2021 A	4.00%	11/01/46 (a)	55,000	51,515
Refunding RB Series 2021 B	5.00%	11/01/25	115,000	115,199
Refunding RB Series 2021 B	4.00%	11/01/45 (a)	375,000	354,441
Refunding RB Series 2022 B	5.00%	11/01/31	50,000	56,646
Refunding RB Series 2022 B	5.00%	11/01/33 (a)	30,000	33,959
Refunding RB Series 2022 B	4.00%	11/01/41 (a)	50,000	49,231
Refunding RB Series 2022 B	4.00%	11/01/45 (a)	530,000	498,921
Refunding RB Series 2023 B	5.00%	11/01/33	250,000	288,096
Dallas Independent School District
GO Bonds Series 2016 A	3.00%	02/15/35 (a)(c)	5,000	4,809
GO Bonds Series 2016 A	3.00%	02/15/36 (a)(c)	500,000	472,698
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	1,000,000	1,034,770
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	510,000	529,598
GO Bonds Series 2025 C	5.00%	02/15/33 (c)	205,000	235,679
Refunding GO Bonds Series 2025 B	5.00%	02/15/29 (c)	500,000	542,584
Del Valle Independent School District
GO Bonds Series 2022	4.00%	06/15/47 (a)(c)	1,640,000	1,530,928
Denton Independent School District
GO Bonds Series 2018	5.00%	08/15/48 (a)(c)	50,000	50,548
GO Bonds Series 2020	2.00%	08/15/48 (a)(c)	235,000	137,427
GO Bonds Series 2023	5.00%	08/15/36 (a)(c)	100,000	111,768
GO Bonds Series 2023	5.00%	08/15/39 (a)(c)	315,000	343,379
GO Bonds Series 2023	5.00%	08/15/40 (a)(c)	180,000	194,766
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	155,000	161,217
GO Bonds Series 2023	5.00%	08/15/53 (a)(c)	600,000	619,608
Duncanville Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	100,000	103,779
Eagle Mountain & Saginaw Independent School District
GO Bonds Series 2021	3.00%	08/15/46 (a)(c)	25,000	19,340
GO Bonds Series 2024	4.00%	08/15/54 (a)(c)	1,500,000	1,367,681
East Montgomery County Improvement District Sales Tax Revenue
RB Series 2024	5.25%	08/15/49 (a)	1,000,000	1,058,166
RB Series 2024	4.25%	08/15/54 (a)	500,000	457,757
El Paso County Community College District
RB Series 2016	5.00%	04/01/42 (a)(c)	75,000	75,321
El Paso Independent School District
GO Bonds Series 2019	4.00%	08/15/43 (a)(c)	70,000	67,442
Forney Independent School District
GO Bonds Series 2022 B	4.00%	08/15/47 (a)(c)	350,000	326,458
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	200,000	207,508
Fort Bend County Texas Public Facility Corp.
RB Series 2023	5.00%	03/01/53 (a)	100,000	102,974
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	740,000	680,471

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Friendswood Independent School District
GO Bonds Series 2021	2.00%	02/15/51 (a)(c)	50,000	27,747
Frisco Independent School District
Refunding GO Bonds Series 2019	5.00%	08/15/36 (a)(c)	170,000	179,595
Garland Independent School District
GO Bonds Series 2023 A	5.00%	02/15/32 (c)	1,000,000	1,136,443
GO Bonds Series 2023 A	5.00%	02/15/35 (a)(c)	150,000	168,753
GO Bonds Series 2023 A	5.00%	02/15/38 (a)(c)	635,000	694,141
GO Bonds Series 2023 A	5.00%	02/15/40 (a)(c)	10,000	10,713
GO Bonds Series 2023 A	5.00%	02/15/41 (a)(c)	150,000	159,396
GO Bonds Series 2023 A	5.00%	02/15/42 (a)(c)	110,000	115,955
GO Bonds Series 2023 A	5.00%	02/15/43 (a)(c)	25,000	26,221
Georgetown Independent School District
GO Bonds Series 2023	4.13%	08/15/47 (a)(c)	150,000	144,150
GO Bonds Series 2024	4.50%	02/15/49 (a)(c)	200,000	200,357
GO Bonds Series 2024	5.00%	02/15/54 (a)(c)	200,000	206,947
Grand Parkway Transportation Corp.
RB Series 2018 A	5.00%	10/01/35 (a)	200,000	208,761
RB Series 2018 A	5.00%	10/01/36 (a)	500,000	520,270
RB Series 2018 A	5.00%	10/01/43 (a)	495,000	505,770
Refunding RB Series 2020 C	4.00%	10/01/45 (a)	1,165,000	1,053,783
Refunding RB Series 2020 C	4.00%	10/01/49 (a)	285,000	254,258
Refunding RB Series 2020 C	3.00%	10/01/50 (a)	150,000	105,344
Greater Texoma Utility Authority
RB City of Sherman Water & Sewer System Revenue Series 2023	5.00%	10/01/48 (a)(c)	150,000	153,607
RB City of Sherman Water & Sewer System Revenue Series 2023	4.25%	10/01/53 (a)(c)	750,000	706,324
RB City of Sherman Water & Sewer System Revenue Series 2023A	4.38%	10/01/53 (a)	1,000,000	962,805
Greenwood Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	30,000	30,943
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	150,000	137,216
Harris County Cultural Education Facilities Finance Corp.
RB Baylor College of Medicine Series 2024A	5.00%	05/15/29 (a)	100,000	106,745
Harris County Flood Control District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	990,000	943,477
GO Bonds Series 2022 A	4.25%	10/01/47 (a)	500,000	489,621
GO Bonds Series 2023 A	4.00%	09/15/48 (a)	150,000	140,687
Harris County-Houston Sports Authority
Refunding RB Series 2024 A	5.00%	11/15/26	100,000	102,529
Refunding RB Series 2024 A	5.00%	11/15/28	250,000	267,526
Refunding RB Series 2024 A	5.00%	11/15/29	155,000	168,845
Refunding RB Series 2024 A	5.00%	11/15/38 (a)	530,000	576,827
Hays Consolidated Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	150,000	154,710
Highland Park Independent School District/Dallas County
Refunding GO Bonds Series 2024	5.00%	02/15/33 (c)	7,040,000	8,118,929
Houston Higher Education Finance Corp.
RB William Marsh Rice University Series 2024	5.00%	05/15/34	290,000	334,526
Houston Independent School District
GO Bonds Series 2017	4.00%	02/15/42 (a)(b)(c)	10,000	10,198
Refunding GO Bonds Series 2016 A	5.00%	02/15/26 (c)	235,000	236,996
Refunding GO Bonds Series 2017	5.00%	02/15/26 (c)	420,000	423,568

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017	5.00%	02/15/28 (a)(c)	85,000	87,980
Refunding GO Bonds Series 2017	4.00%	02/15/42 (a)(c)	40,000	39,228
Refunding GO Bonds Series 2025 B	5.00%	02/15/27 (c)	765,000	791,466
Humble Independent School District
GO Bonds Series 2022	5.00%	02/15/47 (a)(c)	140,000	144,941
Hurst-Euless-Bedford Independent School District
GO Bonds Series 2024	5.00%	08/15/43 (a)(c)	160,000	168,971
GO Bonds Series 2024	4.00%	08/15/50 (a)(c)	100,000	91,761
Hutto Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)(c)	20,000	20,881
GO Bonds Series 2024	5.00%	08/01/49 (a)(c)	85,000	88,665
Irving Independent School District
GO Bonds Series 2023	5.00%	02/15/41 (a)(c)	180,000	191,947
GO Bonds Series 2025	4.50%	02/15/44 (a)	1,000,000	1,019,916
Judson Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	445,000	411,072
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	110,000	114,304
GO Bonds Series 2024	4.00%	02/01/53 (a)(c)	85,000	77,530
Katy Independent School District
GO Bonds Series 2017	4.00%	02/15/47 (a)(c)	100,000	92,079
GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	1,520,000	1,475,480
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	200,000	207,066
GO Bonds Series 2025	5.00%	02/15/28 (c)	1,000,000	1,059,567
Keller Independent School District
GO Bonds Series 2020	4.00%	02/15/47 (a)(c)	115,000	106,930
Klein Independent School District
GO Bonds Series 2022	4.00%	08/01/47 (a)(c)	100,000	93,049
Lake Travis Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)	150,000	141,907
Lamar Consolidated Independent School District
GO Bonds Series 2018	4.00%	02/15/50 (a)(c)	880,000	811,521
GO Bonds Series 2022	4.00%	02/15/62 (a)(c)	200,000	178,788
GO Bonds Series 2023	4.00%	02/15/48 (a)	715,000	655,378
GO Bonds Series 2023	4.00%	02/15/53 (a)	100,000	90,529
GO Bonds Series 2023	5.50%	02/15/58 (a)(c)	250,000	268,063
GO Bonds Series 2023 A	4.00%	02/15/48 (a)(c)	1,000,000	929,332
GO Bonds Series 2023 A	5.00%	02/15/53 (a)(c)	140,000	144,023
Refunding GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	185,000	192,648
Refunding GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	477,917
Refunding GO Bonds Series 2024 A	4.00%	02/15/44 (a)(c)	1,150,000	1,095,233
Leander Independent School District
Refunding GO Bonds Series 2016 A	4.33%	08/16/42 (a)(c)(d)	350,000	157,515
Lewisville Independent School District
GO Bonds Series 2024	5.00%	08/15/29 (c)	455,000	499,344
GO Bonds Series 2024	5.00%	08/15/36 (a)(c)	315,000	352,533
GO Bonds Series 2024	5.00%	08/15/39 (a)(c)	125,000	135,727
GO Bonds Series 2024	5.00%	08/15/40 (a)(c)	45,000	48,596
Lower Colorado River Authority
RB Transmission Services Corp. Series 2019 A	4.00%	05/15/49 (a)	80,000	70,274
RB Transmission Services Corp. Series 2020 A	5.00%	05/15/50 (a)	100,000	101,237
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/46 (a)	1,000,000	1,018,217

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/51 (a)	240,000	243,670
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/43 (a)	45,000	45,627
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/48 (a)	150,000	151,073
Refunding RB Transmission Services Corp. Series 2022	5.00%	05/15/47 (a)	155,000	157,849
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/27 (c)	75,000	78,015
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/30 (c)	135,000	149,478
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/33	60,000	68,360
Refunding RB Transmission Services Corp. Series 2023 A	5.25%	05/15/48 (a)	2,100,000	2,192,028
Refunding RB Transmission Services Corp. Series 2024	5.00%	05/15/49 (a)(c)	250,000	259,143
Refunding RB Transmission Services Corp. Series 2024	5.25%	05/15/54 (a)(c)	300,000	314,307
Mabank Independent School District
Refunding GO Bonds Series 2024	4.00%	08/15/49 (a)(c)	250,000	230,930
Manor Independent School District
GO Bonds Series 2020	3.00%	08/01/50 (a)(c)	150,000	111,280
Mansfield Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	500,000	463,816
Medina Valley Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,600,000	1,454,530
Melissa Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	300,000	279,173
Midland Independent School District
GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	70,658
GO Bonds Series 2024	4.00%	02/15/43 (a)(c)	100,000	96,620
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	15,000	15,890
GO Bonds Series 2024	5.00%	02/15/50 (a)(c)	135,000	136,749
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	481,041
Montgomery Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	280,000	260,445
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,010,000	913,790
New Caney Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	630,000	586,997
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	325,000	295,373
Refunding GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	125,000	129,130
North East Independent School District
Refunding GO Bonds Series 2007	5.25%	02/01/29 (c)	200,000	218,171
North East Texas Regional Mobility Authority
RB Series 2016	5.00%	01/01/46 (a)	250,000	249,982
North Harris County Regional Water Authority
Refunding RB Series 2016	4.00%	12/15/41 (a)	560,000	540,895
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/51 (a)	750,000	782,564
North Texas Tollway Authority
RB Series 2021 B	3.00%	01/01/46 (a)	60,000	45,274
Refunding RB Series 2008 D	3.24%	01/01/28 (c)(d)	110,000	103,054
Refunding RB Series 2008 D	3.35%	01/01/29 (c)(d)	155,000	140,902
Refunding RB Series 2008 D	3.39%	01/01/30 (c)(d)	115,000	101,338
Refunding RB Series 2008 D	3.41%	01/01/31 (c)(d)	270,000	230,041
Refunding RB Series 2008 D	3.62%	01/01/32 (c)(d)	100,000	82,043
Refunding RB Series 2008 D	3.73%	01/01/34 (c)(d)	140,000	105,633
Refunding RB Series 2008 D	3.73%	01/01/35 (c)(d)	325,000	234,315
Refunding RB Series 2008 D	3.56%	01/01/36 (c)(d)	75,000	51,469

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2008 D	3.77%	01/01/38 (c)(d)	250,000	155,116
Refunding RB Series 2016 A	4.00%	01/01/39 (a)	175,000	173,830
Refunding RB Series 2017 A	5.00%	01/01/29 (a)	140,000	140,877
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	500,000	503,066
Refunding RB Series 2017 A	5.00%	01/01/31 (a)	275,000	276,710
Refunding RB Series 2017 A	5.00%	01/01/34 (a)	2,500,000	2,558,344
Refunding RB Series 2017 A	5.00%	01/01/36 (a)	295,000	300,714
Refunding RB Series 2017 A	5.00%	01/01/39 (a)	165,000	169,508
Refunding RB Series 2017 A	5.00%	01/01/43 (a)	245,000	249,098
Refunding RB Series 2017 A	5.00%	01/01/48 (a)	115,000	116,320
Refunding RB Series 2017 B	5.00%	01/01/29 (a)	50,000	50,280
Refunding RB Series 2017 B	5.00%	01/01/32 (a)	250,000	256,802
Refunding RB Series 2017 B	5.00%	01/01/43 (a)	455,000	458,751
Refunding RB Series 2018	5.00%	01/01/48 (a)	300,000	302,677
Refunding RB Series 2018	4.25%	01/01/49 (a)	50,000	45,122
Refunding RB Series 2019 A	4.00%	01/01/37 (a)	125,000	126,084
Refunding RB Series 2019 A	5.00%	01/01/38 (a)	285,000	297,324
Refunding RB Series 2019 B	5.00%	01/01/27	100,000	103,077
Refunding RB Series 2019 B	5.00%	01/01/29	100,000	107,637
Refunding RB Series 2020 A	3.00%	01/01/37 (a)	100,000	92,796
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	60,000	60,520
Refunding RB Series 2020 A	3.00%	01/01/38 (a)	50,000	45,331
Refunding RB Series 2022 A	4.13%	01/01/40 (a)	90,000	89,056
Refunding RB Series 2022 B	5.00%	01/01/26	430,000	432,456
Refunding RB Series 2023 A	5.00%	01/01/26	120,000	120,701
Refunding RB Series 2023 A	5.00%	01/01/27	535,000	551,794
Refunding RB Series 2024 A	5.00%	01/01/34	110,000	126,111
Refunding RB Series 2024 A	5.00%	01/01/41 (a)	200,000	213,466
Refunding RB Series 2024 B	5.00%	01/01/30	1,500,000	1,647,200
Refunding RB Series 2024 B	5.00%	01/01/31	300,000	335,201
Refunding RB Series 2024 B	5.00%	01/01/32	90,000	101,761
Refunding RB Series 2024 B	5.00%	01/01/33	155,000	176,497
Refunding RB Series 2024 B	5.00%	01/01/34	100,000	114,332
Refunding RB Series 2024 B	5.00%	01/01/37 (a)	315,000	347,630
Refunding RB Tollway System Series 2019 A	4.00%	01/01/44 (a)	500,000	467,617
Northwest Independent School District
GO Bonds Series 2022 A	5.00%	02/15/48 (a)(c)	545,000	562,114
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	100,000	93,016
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	5,055,000	5,213,738
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	310,000	321,912
GO Bonds Series 2024 A	5.00%	02/15/49 (a)(c)	10,000	10,384
GO Bonds Series 2025	5.00%	02/15/55 (a)(c)	5,530,000	5,755,019
Pasadena Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	100,000	103,183
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	200,000	192,587
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025 A	5.00%	07/01/31 (c)	250,000	282,955
Refunding RB Series 2025 A	5.00%	07/01/54 (a)	350,000	364,984
Permanent University Fund - University of Texas System
RB Series 2022 A	5.00%	07/01/32 (c)	1,575,000	1,802,968
Refunding RB Series 2007 B	5.25%	07/01/26	15,000	15,314

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2007 B	5.25%	07/01/28 (c)	100,000	107,641
Refunding RB Series 2007 B	5.25%	07/01/30	320,000	360,864
Refunding RB Series 2023 A	5.00%	07/01/32 (c)	50,000	57,270
Refunding RB Series 2023 A	5.00%	07/01/40 (a)(c)	155,000	167,479
Refunding RB Series 2023 A	4.00%	07/01/41 (a)(c)	280,000	276,400
Refunding RB Series 2024 A	5.00%	07/01/31	175,000	198,169
Refunding RB Series 2024 A	5.00%	07/01/35 (a)(c)	100,000	115,152
Refunding RB Series 2024 A	5.00%	07/01/36 (a)(c)	235,000	267,936
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	3,390,000	3,828,442
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	260,000	290,740
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	100,000	110,913
Refunding RB Series 2024 B	5.00%	07/01/33	35,000	40,431
Refunding RB Series 2024 B	5.00%	07/01/35	205,000	239,076
Refunding RB Series 2024 B	5.00%	07/01/36	125,000	145,895
Refunding RB Series 2024 B	5.00%	07/01/37 (a)(c)	330,000	372,680
Refunding RB Series 2024 B	5.00%	07/01/38 (a)	350,000	391,381
Refunding RB Series 2025 A	5.00%	07/01/34	1,000,000	1,162,627
Refunding RB Series 2025 A	5.00%	07/01/39	200,000	231,605
Pflugerville Independent School District
GO Bonds Series 2023 A	5.00%	02/15/48 (a)	150,000	152,841
Plano Independent School District
GO Bonds Series 2023	5.00%	02/15/34 (a)	110,000	123,275
GO Bonds Series 2023	5.00%	02/15/36 (a)	100,000	109,959
GO Bonds Series 2023	5.00%	02/15/37 (a)	285,000	310,769
GO Bonds Series 2023	5.00%	02/15/41 (a)	100,000	105,526
GO Bonds Series 2023	5.00%	02/15/42 (a)	170,000	178,351
GO Bonds Series 2025	5.00%	02/15/27 (c)	575,000	594,419
GO Bonds Series 2025	5.00%	02/15/29 (c)	190,000	205,732
GO Bonds Series 2025	5.00%	02/15/32 (c)	500,000	568,850
Port Authority of Houston of Harris County Texas
RB Series 2021	5.00%	10/01/51 (a)	200,000	204,896
Prosper Independent School District
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	135,794
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	231,310
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	350,000	318,094
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	905,000	862,386
GO Bonds Series 2024 A	4.00%	02/15/49 (a)(c)	300,000	279,935
Richardson Independent School District
GO Bonds Series 2021	4.00%	02/15/46 (a)(c)	85,000	81,777
Rockwall Independent School District
GO Bonds Series 2022 A	5.00%	02/15/47 (a)(c)	185,000	190,618
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,250,000	1,136,352
Round Rock Independent School District
GO Bonds Series 2025 B	4.00%	08/01/44 (a)(c)	595,000	575,163
Refunding GO Bonds Series 2019 A	5.00%	08/01/30 (a)(c)	45,000	49,211
Refunding GO Bonds Series 2019 A	5.00%	08/01/31 (a)(c)	10,000	10,882
Refunding GO Bonds Series 2019 A	4.00%	08/01/32 (a)(c)	250,000	260,369
Royse City Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	120,000	124,577
Sabine-Neches Navigation District
GO Bonds Series 2022	4.63%	02/15/47 (a)	35,000	35,031

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salado Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	250,000	235,568
San Antonio Independent School District
GO Bonds Series 2022	5.00%	08/15/47 (a)(c)	1,490,000	1,540,279
GO Bonds Series 2022	5.00%	08/15/52 (a)(c)	190,000	195,093
San Antonio Public Facilities Corp.
Refunding RB Series 2012	4.00%	09/15/42 (a)	515,000	471,324
Refunding RB Series 2022	5.00%	09/15/33 (a)	25,000	28,021
San Antonio Water System
RB Series 2020 C	4.00%	05/15/50 (a)	1,000,000	915,934
RB Series 2022 B	5.25%	05/15/52 (a)	500,000	523,640
Refunding RB Series 2016 C	5.00%	05/15/34 (a)	155,000	158,355
Refunding RB Series 2018 A	5.00%	05/15/48 (a)	75,000	75,998
Refunding RB Series 2023 A	5.25%	05/15/48 (a)	500,000	527,765
Refunding RB Series 2025 A	5.00%	05/15/38 (a)	125,000	139,482
San Jacinto Community College District
GO Bonds Series 2016 A	4.00%	02/15/41 (a)	500,000	488,088
GO Bonds Series 2019 A	5.00%	02/15/49 (a)	500,000	509,069
Spring Branch Independent School District
GO Bonds Series 2023	5.00%	02/01/26 (c)	1,375,000	1,385,356
Spring Independent School District
GO Bonds Series 2023	5.00%	08/15/47 (a)	2,000,000	2,093,504
GO Bonds Series 2023	4.00%	08/15/52 (a)	385,000	351,116
Refunding GO Bonds Series 2025	5.25%	08/15/50 (a)(c)	500,000	534,977
State of Texas
Refunding GO Bonds Series 2015 A	5.00%	10/01/27 (a)	100,000	100,033
Refunding GO Bonds Series 2015 A	3.30%	10/01/29 (a)	300,000	300,125
Refunding GO Bonds Series 2015 A	5.00%	10/01/36 (a)	100,000	99,992
Refunding GO Bonds Series 2017 A	5.00%	10/01/30 (a)	50,000	52,509
Refunding GO Bonds Series 2017 A	5.00%	10/01/33 (a)	100,000	104,203
Refunding GO Bonds Series 2017 A	5.00%	10/01/34 (a)	160,000	166,378
Refunding GO Bonds Series 2017 B	5.00%	10/01/30 (a)	115,000	120,770
Refunding GO Bonds Series 2017 B	5.00%	10/01/31 (a)	145,000	151,881
Refunding GO Bonds Series 2017 B	5.00%	10/01/32 (a)	40,000	41,792
Refunding GO Bonds Series 2017 B	5.00%	10/01/33 (a)	150,000	156,305
Refunding GO Bonds Series 2017 B	5.00%	10/01/34 (a)	50,000	51,993
Refunding GO Bonds Series 2022 B	5.00%	08/01/41 (a)	35,000	34,960
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/25	80,000	80,000
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/26	100,000	102,607
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/28	135,000	145,452
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/31	100,000	113,723
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/32	70,000	80,472
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/39 (a)	135,000	148,498
Tarrant County Hospital District
GO Bonds Series 2023	4.00%	08/15/43 (a)	500,000	475,576
GO Bonds Series 2023	4.25%	08/15/48 (a)	200,000	189,243
GO Bonds Series 2023	5.25%	08/15/48 (a)	40,000	41,752
Tarrant Regional Water District Water Supply System Revenue
Refunding RB Series 2024	5.00%	03/01/30	50,000	55,257
Refunding RB Series 2024	5.00%	03/01/32	135,000	153,071

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024	5.00%	03/01/34	100,000	114,589
Refunding RB Series 2024	4.00%	03/01/54 (a)	50,000	45,245
Texas A&M University
RB Series 2024 A	5.00%	05/15/27	100,000	104,199
RB Series 2024 A	5.00%	05/15/42 (a)	150,000	160,495
Refunding RB Series 2017 E	5.00%	05/15/27	100,000	104,199
Texas Department of Transportation State Highway Fund
RB Series 2016 A	5.00%	10/01/26	155,000	158,995
Refunding RB Series 2015	5.00%	10/01/26	370,000	379,536
Refunding RB Series 2024	5.00%	10/01/32	460,000	527,235
Refunding RB Series 2024	5.00%	10/01/33	160,000	184,779
Texas Private Activity Bond Surface Transportation Corp.
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/32 (a)	105,000	111,942
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/33 (a)	220,000	233,411
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/35 (a)	170,000	178,554
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/38 (a)	315,000	304,424
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/39 (a)	180,000	171,635
Texas State Technical College
RB Series 2022 A	5.50%	08/01/42 (a)(c)	500,000	543,273
Texas State University System
Refunding RB Series 2017 A	5.00%	03/15/27	150,000	155,672
Refunding RB Series 2017 A	5.00%	03/15/28 (a)	185,000	191,524
Refunding RB Series 2017 A	5.00%	03/15/29 (a)	25,000	25,847
Refunding RB Series 2017 A	5.00%	03/15/31 (a)	120,000	123,804
Refunding RB Series 2024	5.00%	03/15/32	100,000	113,493
Refunding RB Series 2024	5.00%	03/15/33	325,000	371,778
Refunding RB Series 2024	4.00%	03/15/49 (a)	490,000	452,292
Texas Transportation Commission
Refunding GO Bonds Series 2024	5.00%	04/01/26	65,000	65,821
Refunding GO Bonds Series 2024	5.00%	04/01/29	100,000	108,896
Refunding GO Bonds Series 2024	5.00%	04/01/32	125,000	142,251
Refunding GO Bonds Series 2024	5.00%	04/01/34 (a)	250,000	286,890
Texas Water Development Board
RB State Revolving Fund Series 2022	5.00%	08/01/41 (a)	120,000	127,994
RB State Revolving Fund Series 2025	4.75%	10/15/50 (a)(e)	1,500,000	1,523,981
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/29 (a)	40,000	40,070
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/30 (a)	25,000	25,041
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/40 (a)	635,000	629,007
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/45 (a)	100,000	95,400
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/50 (a)	25,000	22,735
RB State Water Implementation Revenue Fund for Texas Series 2016	4.00%	10/15/41 (a)	25,000	24,257
RB State Water Implementation Revenue Fund for Texas Series 2016	5.00%	10/15/46 (a)	335,000	335,788
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	04/15/29 (a)	100,000	105,083
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/31 (a)	320,000	335,047
RB State Water Implementation Revenue Fund for Texas Series 2017 A	4.00%	10/15/35 (a)	4,085,000	4,117,623
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/47 (a)	150,000	151,911
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/34 (a)	125,000	127,144
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/37 (a)	80,000	80,508
RB State Water Implementation Revenue Fund for Texas Series 2018 A	5.00%	10/15/43 (a)	200,000	203,723
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/30 (a)	85,000	91,089
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/31 (a)	5,000	5,340

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	10/15/32 (a)	50,000	53,092
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/33 (a)	115,000	117,845
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/36 (a)	50,000	50,566
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/43 (a)	175,000	167,855
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/49 (a)	330,000	335,592
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/33 (a)	45,000	44,274
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/34 (a)	125,000	120,431
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/35 (a)	100,000	94,535
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/36 (a)	340,000	347,214
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/37 (a)	225,000	228,651
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/49 (a)	400,000	363,152
RB State Water Implementation Revenue Fund for Texas Series 2020	4.00%	10/15/45 (a)	70,000	65,696
RB State Water Implementation Revenue Fund for Texas Series 2022	4.45%	10/15/36 (a)	50,000	52,933
RB State Water Implementation Revenue Fund for Texas Series 2022	4.55%	10/15/38 (a)	40,000	42,056
RB State Water Implementation Revenue Fund for Texas Series 2022	4.65%	10/15/40 (a)	175,000	183,733
RB State Water Implementation Revenue Fund for Texas Series 2022	4.75%	10/15/42 (a)	135,000	140,891
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/47 (a)	200,000	207,692
RB State Water Implementation Revenue Fund for Texas Series 2022	4.80%	10/15/52 (a)	1,850,000	1,889,561
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/57 (a)	865,000	892,237
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/37 (a)	30,000	33,206
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.60%	10/15/39 (a)	225,000	237,697
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.88%	10/15/48 (a)	30,000	31,008
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.25%	10/15/51 (a)	130,000	137,587
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/58 (a)	650,000	674,226
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/40 (a)	105,000	114,656
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/42 (a)	520,000	508,186
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/43 (a)	545,000	526,245
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/49 (a)	150,000	157,122
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.38%	10/15/59 (a)	5,225,000	5,003,531
RB Water Implementation Revenue Fund Series 2017 A	5.00%	04/15/30 (a)	30,000	31,515
RB Water Implementation Revenue Fund Series 2017 A	4.00%	10/15/33 (a)	390,000	395,646
Trinity River Authority Central Regional Wastewater System Revenue
Refunding RB Series 2017	5.00%	08/01/28 (a)	35,000	36,589
Refunding RB Series 2020	3.00%	08/01/31 (a)	150,000	151,319
University of Houston
Refunding RB Series 2017 A	5.00%	02/15/36 (a)	140,000	140,746
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
RB Series 2024	4.00%	08/01/54 (a)	115,000	102,803
Waller Consolidated Independent School District
GO Bonds Series 2020	4.00%	02/15/50 (a)(c)	105,000	96,448
Waxahachie Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	3,975,000	4,132,557
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	350,000	333,842
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	530,000	493,823
Weslaco Independent School District
GO Bonds Series 2024	4.13%	02/15/49 (a)(c)	110,000	103,710
West Harris County Regional Water Authority
Refunding RB Series 2021	3.50%	12/15/46 (a)(c)	75,000	62,581
West Travis County Public Utility Agency
Refunding RB Series 2017	4.00%	08/15/41 (a)(c)	175,000	168,653

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
White Settlement Independent School District
GO Bonds Series 2022	4.00%	08/15/52 (a)(c)	200,000	181,857
Wylie Independent School District/Collin County
GO Bonds Series 2024	5.25%	08/15/49 (a)(c)	225,000	238,279
Ysleta Independent School District
GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	100,000	91,761
				216,513,786
UTAH 0.4%
Central Valley Water Reclamation Facility
RB Series 2021 C	4.00%	03/01/47 (a)	660,000	618,206
City of Salt Lake City Airport Revenue
RB Series 2017 B	5.00%	07/01/42 (a)	100,000	101,165
RB Series 2017 B	5.00%	07/01/47 (a)	25,000	25,169
RB Series 2021 B	5.00%	07/01/46 (a)	75,000	77,079
City of Salt Lake City Public Utilities Revenue
RB Series 2022	5.00%	02/01/52 (a)	60,000	61,719
Intermountain Power Agency
RB Series 2023 A	5.00%	07/01/28	100,000	106,292
RB Series 2023 A	5.00%	07/01/32	100,000	112,760
RB Series 2023 A	5.00%	07/01/36 (a)	70,000	76,640
RB Series 2023 A	5.00%	07/01/37 (a)	285,000	309,524
RB Series 2023 A	5.00%	07/01/38 (a)	300,000	323,386
RB Series 2023 A	5.00%	07/01/42 (a)	225,000	234,576
Refunding RB Series 2022 A	5.00%	07/01/31	150,000	167,559
Refunding RB Series 2022 A	5.00%	07/01/34 (a)	90,000	98,674
Refunding RB Series 2022 A	4.00%	07/01/36 (a)	515,000	520,544
Refunding RB Series 2022 A	5.00%	07/01/39 (a)	240,000	254,187
Refunding RB Series 2022 A	5.00%	07/01/41 (a)	890,000	928,923
Refunding RB Series 2022 A	5.00%	07/01/43 (a)	385,000	396,522
Refunding RB Series 2022 A	5.00%	07/01/44 (a)	115,000	118,017
Refunding RB Series 2022 A	5.00%	07/01/45 (a)	190,000	194,553
State of Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,451
GO Bonds Series 2020	5.00%	07/01/29 (a)	100,000	108,388
GO Bonds Series 2020	5.00%	07/01/30 (a)	50,000	54,163
GO Bonds Series 2020	5.00%	07/01/31 (a)	200,000	215,833
GO Bonds Series 2020 B	5.00%	07/01/27	125,000	130,680
Timpanogos Special Service District
Refunding RB Series 2024	5.00%	06/01/54 (a)	45,000	46,730
University of Utah
RB Series 2022 A	5.00%	08/01/46 (a)	125,000	129,432
RB Series 2022 A	4.00%	08/01/51 (a)	150,000	135,326
RB Series 2022 B	5.00%	08/01/38 (a)	50,000	54,598
RB Series 2023 B	5.25%	08/01/53 (a)	290,000	305,554
Utah Telecommunication Open Infrastructure Agency
Refunding RB Series 2022	5.25%	06/01/37 (a)	40,000	44,273
Refunding RB Series 2022	4.38%	06/01/40 (a)	150,000	153,336
Utah Transit Authority
Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	114,263
Refunding RB Series 2024	5.00%	06/15/33	1,000,000	1,162,318

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024	5.00%	06/15/37 (a)	160,000	181,619
Refunding RB Series 2024	5.00%	06/15/39 (a)	445,000	494,565
Refunding RB Series 2024	5.00%	06/15/39 (a)	250,000	278,044
Refunding RB Series 2024	5.00%	06/15/40 (a)	405,000	445,262
Refunding RB Series 2025	5.00%	12/15/44 (a)	240,000	257,039
				9,058,369
VIRGINIA 1.4%
Chesapeake Bay Bridge & Tunnel District
RB Series 2016	5.00%	07/01/46 (a)	1,150,000	1,151,448
Chesterfield County Economic Development Authority
RB Series 2024	5.00%	04/01/48 (a)	60,000	62,915
City of Alexandria
GO Bonds Series 2019 A	3.00%	07/15/46 (a)(c)	250,000	194,620
GO Bonds Series 2023	5.00%	12/15/37 (a)	5,960,000	6,701,805
City of Richmond Public Utility Revenue
RB Series 2016	5.00%	01/15/28 (a)(b)	130,000	130,897
RB Series 2016	5.00%	01/15/29 (a)(b)	250,000	251,725
RB Series 2016	5.00%	01/15/33 (a)(b)	225,000	226,553
Commonwealth of Virginia
Refunding GO Bonds Series 2025 B	5.00%	06/01/26	265,000	269,474
County of Fairfax
Refunding GO Bonds Series 2016 A	4.00%	10/01/27 (a)	75,000	75,620
County of Fairfax Sewer Revenue
RB Series 2021 A	5.00%	07/15/46 (a)	2,415,000	2,509,690
Hampton Roads Sanitation District
RB Series 2025 A	5.00%	07/15/26	1,000,000	1,017,882
Hampton Roads Transportation Accountability Commission
RB Roads Transportation Fund Series 2018 A	5.00%	07/01/52 (a)(b)	110,000	116,547
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/45 (a)	25,000	23,949
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/50 (a)	100,000	92,959
RB Roads Transportation Fund Series 2020 A	5.00%	07/01/60 (a)	145,000	147,543
RB Roads Transportation Fund Series 2023 A	5.00%	07/01/27	550,000	574,509
RB Transportation Fund Series 2018 A	5.00%	07/01/48 (a)	500,000	506,885
RB Transportation Fund Series 2018 A	5.50%	07/01/57 (a)(b)	765,000	818,875
RB Transportation Fund Series 2020 A	5.00%	07/01/50 (a)	250,000	255,686
RB Transportation Fund Series 2022 A	4.00%	07/01/52 (a)	300,000	277,590
RB Transportation Fund Series 2022 A	4.00%	07/01/57 (a)	110,000	100,517
University of Virginia
RB Series 2015 A-2	5.00%	04/01/45 (a)	75,000	74,936
RB Series 2019 B	5.00%	09/01/49 (a)	100,000	103,052
Refunding RB Series 2017 A	5.00%	04/01/38 (a)	80,000	82,242
Refunding RB Series 2017 A	5.00%	04/01/42 (a)	150,000	152,546
Refunding RB Series 2017 A	5.00%	04/01/47 (a)	25,000	25,323
Virginia College Building Authority
RB Series 2024 A	5.00%	02/01/35 (a)	200,000	229,768
RB Series 2024 A	4.00%	02/01/40 (a)	1,000,000	999,657
RB Series 2024 A	4.00%	02/01/43 (a)	110,000	106,115
RB Commonwealth of Virginia Series 2017 C	5.00%	02/01/30 (a)	100,000	103,264
RB Commonwealth of Virginia Series 2017 C	3.00%	02/01/35 (a)	420,000	404,253
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/37 (a)	105,000	97,026

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/38 (a)	500,000	453,009
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/39 (a)	50,000	44,241
RB Commonwealth of Virginia Series 2021 A	5.00%	02/01/27	540,000	558,704
RB Commonwealth of Virginia Series 2021 A	3.00%	02/01/36 (a)	175,000	164,737
RB Commonwealth of Virginia Series 2021 A	4.00%	02/01/37 (a)	125,000	127,373
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/29	100,000	108,423
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/36 (a)	85,000	94,176
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/37 (a)	95,000	104,473
RB Commonwealth of Virginia Series 2022 A	5.25%	02/01/41 (a)	40,000	43,204
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/27	135,000	139,676
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/29	765,000	829,437
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/30	150,000	166,021
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/35 (a)	75,000	84,963
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/37 (a)	100,000	111,369
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/38 (a)	110,000	121,514
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/41 (a)	25,000	26,881
RB Commonwealth of Virginia Series 2023 A	5.25%	02/01/42 (a)	75,000	81,330
RB Commonwealth of Virginia Series 2024 A	5.00%	02/01/27	55,000	56,905
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/26	250,000	252,034
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/27	165,000	170,715
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/28	170,000	180,204
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/29 (a)	200,000	211,959
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/30 (a)	50,000	52,951
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/29	110,000	119,266
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/30	255,000	282,236
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/31	145,000	163,347
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/32	55,000	62,721
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/33	870,000	1,001,177
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/35 (a)	190,000	215,241
Virginia Commonwealth Transportation Board
RB Commonwealth of Virginia Series 2018	4.00%	05/15/41 (a)	5,000,000	4,971,381
Refunding RB Series 2017	5.00%	09/15/27	180,000	189,054
Refunding RB Series 2017 A	5.00%	05/15/26	100,000	101,514
Refunding RB Series 2017 A	5.00%	05/15/27	25,000	26,033
Refunding RB Series 2017 A	5.00%	05/15/28 (a)	350,000	368,669
Refunding RB Series 2017 A	5.00%	05/15/31 (a)	100,000	105,056
Refunding RB Series 2022	5.00%	05/15/32	105,000	120,317
Refunding RB Series 2022	4.00%	05/15/35 (a)	70,000	73,756
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/27	185,000	192,647
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/30	100,000	111,418
Virginia Public Building Authority
RB Commonwealth of Virginia Series 2021 A-1	5.00%	08/01/33 (a)	35,000	39,235
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/34 (a)	45,000	46,982
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/35 (a)	100,000	103,332
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/37 (a)	100,000	101,421
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/39 (a)	165,000	165,090
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/37 (a)	100,000	110,346
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/38 (a)	600,000	656,321
RB Commonwealth of Virginia Series 2022 A	4.00%	08/01/41 (a)	500,000	484,003
Refunding RB Commonwealth of Virginia Series 2016 B	5.00%	08/01/26	100,000	102,121

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Virginia Public School Authority
Refunding RB Series 2025 B	5.00%	08/01/26 (c)	340,000	346,986
Refunding RB Series 2025 B	5.00%	08/01/27 (c)	275,000	288,071
Virginia Resources Authority
Refunding RB Series 2016 C	4.00%	11/01/41 (a)	10,000	10,019
				32,627,930
WASHINGTON 2.5%
Central Puget Sound Regional Transit Authority
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/29 (a)(b)	155,000	155,321
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/30 (a)(b)	250,000	250,517
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/31 (a)(b)	140,000	140,290
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	4.00%	11/01/33 (a)(b)	140,000	140,174
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/36 (a)(b)	55,000	55,114
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/45 (a)(b)	790,000	791,635
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/26	460,000	472,963
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/27	130,000	137,209
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/29	650,000	718,702
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/32 (a)	100,000	113,383
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/33 (a)	500,000	562,130
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/34 (a)	85,000	94,708
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	3.00%	11/01/36 (a)	50,000	46,958
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/36 (a)	250,000	274,425
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/40 (a)	85,000	85,686
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/46 (a)	430,000	410,521
City of Seattle Drainage & Wastewater Revenue
Refunding RB Series 2014	4.00%	05/01/44 (a)	125,000	119,813
City of Seattle Municipal Light & Power Revenue
RB Series 2015 A	4.00%	05/01/45 (a)	150,000	140,933
Refunding RB Series 2014	4.00%	09/01/44 (a)	100,000	95,579
Refunding RB Series 2022	5.00%	07/01/47 (a)	100,000	103,713
Refunding RB Series 2023 A	5.00%	03/01/31	50,000	56,366
City of Tacoma Electric System Revenue
Refunding RB Series 2013 A	4.00%	01/01/42 (a)	100,000	94,979
County of King
GO Bonds Series 2021 A	4.00%	01/01/27	130,000	132,620
GO Bonds Series 2021 A	5.00%	01/01/30	25,000	27,677
GO Bonds Series 2021 A	5.00%	01/01/31	50,000	56,417
Refunding GO Bonds Series 2017	4.00%	07/01/30 (a)	30,000	30,666
County of King Sewer Revenue
Refunding RB Series 2016 A	4.00%	07/01/38 (a)	125,000	125,021
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	235,000	237,128
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	80,000	80,739
Refunding RB Series 2016 B	5.00%	07/01/49 (a)	100,000	100,155
Refunding RB Series 2024	3.57%	01/01/42 (a)(c)(f)	270,000	270,000
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	100,000	113,988
Refunding RB Series 2024 B	5.00%	07/01/37 (a)	250,000	280,363
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue
RB Series 2022 B	3.00%	09/01/52 (a)	100,000	72,977

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Energy Northwest
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/26	215,000	219,062
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/27 (a)	315,000	320,536
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/28 (a)	165,000	167,858
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/26	335,000	341,329
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/27	580,000	606,559
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/28 (a)	125,000	130,220
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/29 (a)	140,000	145,724
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/33 (a)	35,000	36,115
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/33 (a)	250,000	264,524
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/26	200,000	203,779
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/27	90,000	94,121
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/28	310,000	331,807
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/30 (a)	500,000	533,871
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/31 (a)	450,000	479,336
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/34 (a)	200,000	210,808
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/35 (a)	360,000	385,127
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/36 (a)	130,000	138,478
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/37 (a)	390,000	413,695
Refunding RB Bonneville Power Administration Series 2020 A	5.00%	07/01/36 (a)	70,000	75,696
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/40 (a)	250,000	266,341
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/41 (a)	585,000	618,866
Refunding RB Bonneville Power Administration Series 2021 A	4.00%	07/01/42 (a)	1,000,000	975,888
Refunding RB Bonneville Power Administration Series 2022 A	5.00%	07/01/37 (a)	500,000	551,224
Refunding RB Bonneville Power Administration Series 2023 A	4.00%	07/01/30	25,000	26,739
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/34 (a)	230,000	263,328
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/35 (a)	350,000	397,326
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/36 (a)	95,000	106,970
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/38 (a)	645,000	713,643
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/39 (a)	310,000	340,467
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/31	135,000	152,950
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/32	100,000	114,541
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/35 (a)	225,000	258,860
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/37 (a)	2,900,000	3,275,650
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/38 (a)	150,000	167,735
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/39 (a)	100,000	110,913
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/40 (a)	150,000	164,684
Refunding RB Bonneville Power Administration Series 2025 A	5.00%	07/01/32	500,000	572,703
Franklin County School District No. 1 Pasco
Refunding GO Bonds Series 2023	4.00%	12/01/28 (c)	50,000	52,401
Refunding GO Bonds Series 2023	5.50%	12/01/40 (a)(c)	45,000	50,230
Refunding GO Bonds Series 2023	4.25%	12/01/42 (a)(c)	25,000	25,242
King & Snohomish Counties School District No. 417 Northshore
GO Bonds Series 2018	5.00%	12/01/35 (a)(c)	100,000	104,676
Refunding GO Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	118,552
Refunding GO Bonds Series 2024	5.00%	12/01/39 (a)(c)	175,000	192,086
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	250,000	272,517
King County Public Hospital District No. 2
GO Bonds Series 2020 A	4.00%	12/01/45 (a)	100,000	90,054
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/40 (a)(c)	45,000	45,138

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King County School District No. 411 Issaquah
GO Bonds Series 2016	4.00%	12/01/31 (a)(c)	50,000	50,360
King County School District No. 414 Lake Washington
Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)	15,000	15,697
Refunding GO Bonds Series 2020	4.00%	12/01/29 (c)	95,000	100,695
Pierce County School District No. 10 Tacoma
GO Bonds Series 2020 B	4.00%	12/01/41 (a)(c)	145,000	142,932
Snohomish County Public Utility District No. 1 Electric System Revenue
RB Series 2015	5.00%	12/01/40 (a)	100,000	100,393
Snohomish County School District No. 15 Edmonds
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	50,000	54,581
Spokane County School District No. 81 Spokane
GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	211,919
Refunding GO Bonds Series 2021	4.00%	12/01/38 (a)(c)	20,000	20,258
State of Washington
GO Bonds Series 2017 A	5.00%	08/01/42 (a)	25,000	25,382
GO Bonds Series 2017 D	5.00%	02/01/38 (a)	145,000	147,656
GO Bonds Series 2018 C	5.00%	02/01/42 (a)	6,000,000	6,114,561
GO Bonds Series 2019 A	5.00%	08/01/38 (a)	200,000	211,150
GO Bonds Series 2019 A	5.00%	08/01/43 (a)	255,000	263,574
GO Bonds Series 2020 A	5.00%	08/01/40 (a)	150,000	158,573
GO Bonds Series 2020 A	5.00%	08/01/41 (a)	100,000	105,076
GO Bonds Series 2020 A	5.00%	08/01/44 (a)	95,000	98,588
GO Bonds Series 2020 C	5.00%	02/01/35 (a)	165,000	178,565
GO Bonds Series 2020 C	5.00%	02/01/36 (a)	125,000	134,495
GO Bonds Series 2020 C	5.00%	02/01/38 (a)	30,000	31,956
GO Bonds Series 2020 C	5.00%	02/01/39 (a)	6,565,000	6,959,941
GO Bonds Series 2020 C	5.00%	02/01/40 (a)	160,000	168,384
GO Bonds Series 2020 C	5.00%	02/01/41 (a)	150,000	156,897
GO Bonds Series 2020 C	5.00%	02/01/42 (a)	200,000	208,084
GO Bonds Series 2021 A	5.00%	08/01/37 (a)	30,000	32,692
GO Bonds Series 2021 A	5.00%	08/01/40 (a)	155,000	165,589
GO Bonds Series 2021 A	5.00%	08/01/43 (a)	25,000	26,218
GO Bonds Series 2021 A	5.00%	08/01/44 (a)	150,000	156,784
GO Bonds Series 2021 C	5.00%	02/01/41 (a)	50,000	52,779
GO Bonds Series 2021 C	5.00%	02/01/45 (a)	120,000	124,706
GO Bonds Series 2022 A-1	5.00%	08/01/31	100,000	113,536
GO Bonds Series 2022 A-1	5.00%	08/01/33 (a)	120,000	136,467
GO Bonds Series 2022 A-2	5.00%	08/01/40 (a)	125,000	134,414
GO Bonds Series 2022 A-2	5.00%	08/01/41 (a)	135,000	143,994
GO Bonds Series 2022 A-3	5.00%	08/01/46 (a)	60,000	62,611
GO Bonds Series 2022 A-3	5.00%	08/01/47 (a)	250,000	260,507
GO Bonds Series 2022 C	5.00%	02/01/33 (a)	30,000	33,952
GO Bonds Series 2022 C	5.00%	02/01/41 (a)	55,000	58,448
GO Bonds Series 2022 C	5.00%	02/01/44 (a)	45,000	47,082
GO Bonds Series 2022 C	5.00%	02/01/45 (a)	20,000	20,876
GO Bonds Series 2022 C	5.00%	02/01/46 (a)	55,000	57,260
GO Bonds Series 2023 A	5.00%	08/01/35 (a)	25,000	28,338
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	55,000	61,667
GO Bonds Series 2023 A	5.00%	08/01/39 (a)	250,000	273,391
GO Bonds Series 2023 A	5.00%	08/01/44 (a)	250,000	263,780

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 B	5.00%	02/01/44 (a)	50,000	52,627
GO Bonds Series 2023 B	5.00%	02/01/46 (a)	165,000	172,697
GO Bonds Series 2023 B	5.00%	02/01/47 (a)	85,000	88,772
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	30,000	34,187
GO Bonds Series 2024 A	5.00%	08/01/48 (a)	250,000	263,298
GO Bonds Series 2024 C	5.00%	02/01/38 (a)	30,000	33,512
GO Bonds Series 2024 C	5.00%	02/01/39 (a)	55,000	60,899
GO Bonds Series 2024 C	5.00%	02/01/49 (a)	35,000	36,693
GO Bonds Series 2025 C	5.00%	02/01/40 (a)	10,000	11,027
GO Bonds Series 2025 C	5.00%	02/01/44 (a)	115,000	122,868
GO Bonds Series 2025 C	5.00%	02/01/49 (a)	2,000,000	2,105,227
GO Bonds Series R-2022 D	4.00%	07/01/28	630,000	657,808
Refunding GO Bonds Series 2016 B	5.00%	07/01/29 (a)	80,000	80,499
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	150,000	150,792
Refunding GO Bonds Series 2021	5.00%	06/01/41 (a)	10,000	10,471
Refunding GO Bonds Series 2022 R-2022C	4.00%	07/01/26	300,000	303,297
Refunding GO Bonds Series 2024 R-2025A	4.00%	07/01/26	260,000	262,858
Refunding GO Bonds Series R-2016 C	5.00%	07/01/32 (a)	85,000	85,475
Refunding GO Bonds Series R-2017 A	5.00%	08/01/28 (a)	165,000	168,462
Refunding GO Bonds Series R-2017 A	5.00%	08/01/31 (a)	175,000	178,439
Refunding GO Bonds Series R-2018 C	5.00%	08/01/27	60,000	62,808
Refunding GO Bonds Series R-2018 C	5.00%	08/01/29 (a)	250,000	261,568
Refunding GO Bonds Series R-2018 C	5.00%	08/01/30 (a)	115,000	120,110
Refunding GO Bonds Series R-2018 C	5.00%	08/01/33 (a)	20,000	20,721
Refunding GO Bonds Series R-2018 C	5.00%	08/01/34 (a)	155,000	160,250
Refunding GO Bonds Series R-2018 D	5.00%	08/01/27	150,000	157,019
Refunding GO Bonds Series R-2018 D	5.00%	08/01/30 (a)	15,000	15,661
Refunding GO Bonds Series R-2018 D	5.00%	08/01/31 (a)	100,000	104,096
Refunding GO Bonds Series R-2022 C	4.00%	07/01/27	195,000	200,368
Refunding GO Bonds Series R-2022 C	4.00%	07/01/28	160,000	167,062
Refunding GO Bonds Series R-2022 D	4.00%	07/01/27	4,010,000	4,120,386
Refunding GO Bonds Series R-2023 A	5.00%	08/01/26	825,000	841,950
Refunding GO Bonds Series R-2023 A	5.00%	08/01/28	100,000	107,325
Refunding GO Bonds Series R-2023 A	5.00%	08/01/34 (a)	4,810,000	5,510,087
Refunding GO Bonds Series R-2023 A	5.00%	08/01/35 (a)	150,000	170,029
Refunding GO Bonds Series R-2023 B	5.00%	07/01/30	10,000	11,165
Refunding GO Bonds Series R-2023 B	5.00%	07/01/34 (a)	80,000	91,548
Refunding GO Bonds Series R-2023 B	5.00%	07/01/36 (a)	285,000	319,454
Refunding GO Bonds Series R-2023 B	5.00%	07/01/37 (a)	300,000	333,386
Refunding GO Bonds Series R-2024 C	5.00%	08/01/29	25,000	27,413
Refunding GO Bonds Series R-2024 C	5.00%	08/01/31	125,000	141,920
Refunding GO Bonds Series R-2024 C	5.00%	08/01/37 (a)	45,000	50,571
Refunding GO Bonds Series R-2024 C	5.00%	08/01/38 (a)	100,000	111,262
Refunding GO Bonds Series R-2024 C	5.00%	08/01/40 (a)	80,000	87,456
Refunding GO Bonds Series R-2025 B	5.00%	07/01/28	505,000	540,942
Refunding GO Bonds Series R-2025 B	5.00%	07/01/31	200,000	226,822
Refunding GO Bonds Series R-2025 C	5.00%	07/01/29	50,000	54,727
Refunding GO Bonds Series R-2025 C	5.00%	07/01/30	410,000	457,781
University of Washington
Refunding RB Series 2012 C	3.13%	07/01/42 (a)	565,000	464,442
Refunding RB Series 2025 A	5.00%	04/01/37 (a)	500,000	568,686

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Biomed Research Properties Lease
RB University of Washington Series 2015 A	4.00%	01/01/48 (a)	20,000	18,730
Washington State Convention Center Public Facilities District
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	160,000	129,016
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	50,000	39,598
RB Lodging Tax Revenue Series 2018	5.00%	07/01/58 (a)	100,000	99,144
RB Lodging Tax Revenue Series 2018 0	5.00%	07/01/48 (a)	475,000	472,547
Whatcom County School District No. 501 Bellingham
Refunding GO Bonds Series 2023	5.00%	12/01/39 (a)(c)	15,000	16,276
				60,794,281
WEST VIRGINIA 0.0%
Marshall University
Refunding RB Series 2020 A	3.00%	05/01/46 (a)(c)	50,000	39,254
West Virginia Parkways Authority
RB Series 2018	4.00%	06/01/47 (a)	150,000	138,664
RB Series 2021	5.00%	06/01/47 (a)	190,000	195,416
RB Series 2021	4.00%	06/01/51 (a)	125,000	112,644
				485,978
WISCONSIN 0.6%
Franklin Public School District
GO Bonds Series 2025 A	4.00%	04/01/45 (a)	250,000	233,214
Public Finance Authority
RB University of Kansas Series 2016	5.00%	03/01/41 (a)	25,000	25,005
State of Wisconsin
GO Bonds Series 2025 3	5.00%	05/01/30	1,000,000	1,117,002
GO Bonds Series 2025 3	5.00%	05/01/35	1,000,000	1,176,853
RB Series 2019 A	5.00%	05/01/28 (a)(b)	425,000	442,063
RB Series 2019 A	5.00%	05/01/29 (a)(b)	200,000	208,030
Refunding GO Bonds Series 2016 2	5.00%	11/01/25	310,000	310,589
Refunding GO Bonds Series 2017	5.00%	11/01/26	140,000	143,793
Refunding GO Bonds Series 2017	5.00%	11/01/27 (a)	205,000	213,234
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	145,000	150,858
Refunding GO Bonds Series 2017 2	5.00%	11/01/26	260,000	267,045
Refunding GO Bonds Series 2017 2	5.00%	11/01/27 (a)	190,000	197,632
Refunding GO Bonds Series 2017 3	5.00%	11/01/27 (a)	440,000	457,673
Refunding GO Bonds Series 2021 1	5.00%	05/01/27	30,000	31,224
Refunding GO Bonds Series 2022 4	5.00%	05/01/30	65,000	72,605
Refunding GO Bonds Series 2023 2	5.00%	05/01/31	50,000	56,830
Refunding GO Bonds Series 2023 2	5.00%	05/01/33	5,140,000	5,976,284
Refunding GO Bonds Series 2023 2	5.00%	05/01/37 (a)	45,000	50,285
Refunding GO Bonds Series 2023 2	5.00%	05/01/38 (a)	100,000	110,819
Refunding GO Bonds Series 2024 1	5.00%	05/01/32	100,000	115,131
Refunding GO Bonds Series 2024 1	5.00%	05/01/35 (a)	30,000	34,595
Refunding GO Bonds Series 2025 2	5.00%	05/01/27	20,000	20,816
Refunding RB Series 2019 A	5.00%	05/01/26 (b)	60,000	60,846
Refunding RB Series 2019 A	5.00%	05/01/27 (b)	200,000	208,030
State of Wisconsin Environmental Improvement Fund Revenue
RB Series 2024 A	5.00%	06/01/33 (a)	60,000	69,360

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village of Mount Pleasant
Tax Allocation Tax Increment District No. 5 Series 2018 A	5.00%	04/01/43 (a)	50,000	51,236
Wisconsin Center District
RB Series 2020 C	4.84%	12/15/50 (a)(c)(d)	800,000	235,018
RB Series 2020 D	5.14%	12/15/45 (a)(c)(d)	300,000	115,637
RB Series 2020 D	5.20%	12/15/55 (a)(c)(d)	500,000	115,407
Wisconsin Department of Transportation
Refunding RB Series 2017 1	5.00%	07/01/27	305,000	319,127
Refunding RB Series 2017 1	5.00%	07/01/28 (a)	265,000	276,822
Refunding RB Fee Revenue Series 2023 1	5.00%	07/01/32	305,000	352,204
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/26	380,000	387,351
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/32	360,000	415,717
Refunding RB Fee Revenue Series 2025 1	5.00%	07/01/29	150,000	164,691
Wisconsin Health & Educational Facilities Authority
Refunding RB Medical College of Wisconsin, Inc. Series 2016	4.00%	12/01/46 (a)	75,000	67,814
Refunding RB Medical College of Wisconsin, Inc. Series 2022	4.00%	12/01/51 (a)	100,000	86,505
				14,337,345
WYOMING 0.1%
County of Campbell
Refunding RB Basin Electric Power Cooperative Series 2019 A	3.63%	07/15/39 (a)	1,200,000	1,092,366
University of Wyoming
RB Series 2021 C	4.00%	06/01/51 (a)(c)	600,000	549,167
				1,641,533
Total Municipal Securities (Cost $2,334,498,048)				2,376,751,194
Total Investments in Securities (Cost $2,334,498,048)				2,376,751,194

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$2,376,751,194	$—	$2,376,751,194
Total	$—	$2,376,751,194	$—	$2,376,751,194

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG88394SEP25